UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21977

                                     PowerShares Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                                    Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                               Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of July 31, 2016 is set forth below.

Schedule of Investments

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.2%
	Australia - 15.0%
521	AGL Energy Ltd.	$8,149
511	Amcor Ltd.	5,834
1,514	AMP Ltd.	6,686
954	APA Group	7,041
209	ASX Ltd.	7,895
5,661	AusNet Services	7,616
1,223	Boral Ltd.	6,386
663	Brambles Ltd.	6,778
1,060	Coca-Cola Amatil Ltd.	7,428
107	Commonwealth Bank of Australia	6,291
84	CSL Ltd.	7,534
964	Dexus Property Group REIT	7,158
1,202	Goodman Group REIT	6,888
1,764	GPT Group (The) REIT	7,522
1,385	Insurance Australia Group Ltd.	6,358
4,642	Mirvac Group REIT	7,762
286	National Australia Bank Ltd.	5,769
120	Ramsay Health Care Ltd.	7,186
2,208	Scentre Group REIT	8,894
2,206	Stockland REIT	8,450
655	Suncorp Group Ltd.	6,686
1,241	Sydney Airport	7,131
2,225	Tatts Group Ltd.	6,984
1,823	Telstra Corp. Ltd.	7,995
883	Transurban Group	8,429
2,706	Vicinity Centres REIT	7,116
237	Wesfarmers Ltd.	7,733
881	Westfield Corp. REIT	7,151

		202,850

	Austria - 1.1%
327	BUWOG AG	7,931
183	Oesterreichische Post AG	6,387

		14,318

	Belgium - 3.8%
44	Ackermans & van Haaren NV	5,326
165	Ageas	5,553
222	bpost SA	5,815
126	Colruyt SA	7,029
84	Groupe Bruxelles Lambert SA	7,087
183	Proximus SADP	5,713
62	Sofina SA	8,296
133	Telenet Group Holding NV(a)	6,310

		51,129

	Denmark - 0.5%
180	ISS A/S	6,944

	Finland - 0.4%
135	Sampo Oyj, Class A	$5,596

	France - 4.2%
60	Aeroports de Paris	6,382
298	Bureau Veritas SA	6,475
88	Danone SA	6,778
79	Dassault Systemes	6,526
15	Hermes International	6,455
53	Pernod Ricard SA	6,057
55	Sodexo SA	6,442
85	Vinci SA	6,453
302	Vivendi SA	5,939

		57,507

	Germany - 3.6%
63	Beiersdorf AG	5,917
51	Hannover Rueck SE	5,219
56	Henkel AG & Co. KGaA	6,081
172	MAN SE	18,037
40	Muenchener Rueckversicherungs-Gesellschaft AG	6,674
76	SAP SE	6,664

		48,592

	Hong Kong - 10.5%
786	Cheung Kong Infrastructure Holdings Ltd.	6,949
695	CLP Holdings Ltd.	7,237
412	Hang Seng Bank Ltd.	7,353
10,789	HK Electric Investments & HK Electric Investments Ltd.(b)	10,330
5,617	HKT Trust & HKT Ltd.	8,874
4,540	Hong Kong & China Gas Co. Ltd.	8,425
998	Hongkong Land Holdings Ltd.	6,387
1,854	Hysan Development Co. Ltd.	8,529
229	Jardine Strategic Holdings Ltd.	7,007
2,365	Kerry Properties Ltd.	6,461
1,310	Link REIT	9,774
1,573	MTR Corp. Ltd.	8,899
7,000	PCCW Ltd.	5,097
748	Power Assets Holdings Ltd.	7,321
6,000	Shangri-La Asia Ltd.	6,441
532	Sun Hung Kai Properties Ltd.	7,610
685	Swire Pacific Ltd., Class A	8,183
2,312	Swire Properties Ltd.	6,436
503	VTech Holdings Ltd.	5,468

		142,781

	Ireland - 1.4%
308	Experian PLC	6,040
313	Glanbia PLC	6,029
79	Kerry Group PLC, Class A	6,762

		18,831

	Israel - 0.4%
77	Check Point Software Technologies Ltd.(a)	5,920

	Italy - 1.0%
1,102	Snam SpA	6,377
1,191	Terna-Rete Elettrica Nationale SpA	6,486

		12,863

	Japan - 7.8%
2	Advance Residence Investment Corp. REIT	5,554
217	Canon, Inc.	6,214
45	Daito Trust Construction Co. Ltd.	7,548

Schedule of Investments

1	Frontier Real Estate Investment Corp. REIT	$5,347
5	GLP J-REIT REIT	6,352
2	Japan Retail Fund Investment Corp. REIT	4,918
257	Kagome Co. Ltd.	7,001
668	Keikyu Corp.	6,805
218	McDonald’s Holdings Co. Japan Ltd.	6,669
3	Mori Trust Sogo REIT, Inc. REIT	5,553
1,352	Nagoya Railroad Co. Ltd.	7,625
3	Nippon Prologis REIT, Inc. REIT	7,456
4	ORIX JREIT Inc. REIT	7,357
100	Sankyo Co. Ltd.	3,664
84	Secom Co. Ltd.	6,360
1,156	Tobu Railway Co., Ltd.	6,260
3	United Urban Investment Corp. REIT	5,600

		106,283

	Netherlands - 2.6%
223	Grandvision NV(b)	6,071
66	Heineken NV	6,232
236	Koninklijke Ahold Delhaize NV	5,637
231	Koninklijke Philips NV	6,166
177	NN Group NV	4,775
153	Wolters Kluwer NV	6,437

		35,318

	New Zealand - 3.9%
1,492	Auckland International Airport Ltd.	7,941
2,089	Contact Energy Ltd.	8,136
935	Fisher & Paykel Healthcare Corp. Ltd.	7,080
1,076	Fletcher Building Ltd.	7,520
2,900	Mercury NZ Ltd.	6,546
1,274	Ryman Healthcare Ltd.	8,756
1,818	SKYCITY Entertainment Group Ltd.	6,648

		52,627

	Norway - 1.0%
348	Gjensidige Forsikring ASA	5,879
827	Orkla ASA	7,688

		13,567

	Singapore - 11.8%
3,736	Ascendas Real Estate Investment Trust REIT	6,815
6,878	CapitaLand Commercial Trust Ltd. REIT	7,707
2,595	CapitaLand Ltd.	6,125
4,926	CapitaLand Mall Trust REIT	7,849
874	City Developments Ltd.	5,538
3,372	ComfortDelGro Corp. Ltd.	7,080
508	DBS Group Holdings Ltd.	5,829
3,442	M1 Ltd.	6,714
9,238	Mapletree Greater China Commercial Trust REIT(b)	7,394
10,885	Mapletree Logistics Trust REIT	8,550
1,142	Oversea-Chinese Banking Corp. Ltd.	7,312
2,125	SATS Ltd.	6,914
919	Singapore Airlines Ltd.	7,513
1,143	Singapore Exchange Ltd.	6,408
5,440	Singapore Post Ltd.	5,812
3,114	Singapore Press Holdings Ltd.	8,764
2,291	Singapore Telecommunications Ltd.	7,130
2,987	StarHub Ltd.	8,718
6,241	Suntec Real Estate Investment Trust REIT	7,760
507	United Overseas Bank Ltd.	6,870
1,648	UOL Group Ltd.	7,080
1,460	Venture Corp. Ltd.	9,675

		159,557

	Spain - 4.5%
400	Abertis Infraestructuras SA	$6,294
46	Aena SA(b)	6,636
135	Amadeus IT Holding SA, Class A	6,340
346	Endesa SA	7,272
303	Ferrovial SA	6,274
289	Gas Natural SDG SA	5,980
264	Grifols SA	5,789
1,159	Iberdrola SA	7,964
352	Red Electrica Corp. SA	8,065

		60,614

	Sweden - 2.1%
186	Hennes & Mauritz AB, Class B	5,634
158	ICA Gruppen AB	5,301
348	Industrivarden AB, Class C	5,872
184	Swedish Match AB	6,730
1,218	Telia Co. AB	5,574

		29,111

	Switzerland - 5.7%
298	ABB Ltd.	6,352
4	Givaudan SA	8,245
55	Kuehne + Nagel International AG	7,740
105	Nestle SA	8,442
80	Novartis AG	6,647
25	Roche Holding AG	6,402
25	Roche Holding AG-BR	6,457
35	Schindler Holding AG-PC	6,732
3	SGS SA	6,658
78	Swiss Re AG	6,565
15	Swisscom AG	7,405

		77,645

	United Kingdom - 18.9%
219	Admiral Group PLC	6,292
149	Associated British Foods PLC	5,323
101	AstraZeneca PLC	6,769
431	Babcock International Group PLC	5,551
987	BAE Systems PLC	6,998
125	British American Tobacco PLC	8,007
599	British Land Co. PLC (The) REIT	5,336
992	BT Group PLC	5,444
263	Bunzl PLC	8,258
429	Capita PLC	5,468
385	Compass Group PLC	7,340
67	DCC PLC	6,000
144	Derwent London PLC REIT	5,434
277	Diageo PLC	7,947
1,348	Direct Line Insurance Group PLC	6,268
968	Dixons Carphone PLC	4,492
331	GlaxoSmithKline PLC	7,418
841	Hammerson PLC REIT	6,225
133	Imperial Brands PLC	7,034
1,421	Intu Properties PLC REIT	5,662
1,935	ITV PLC	5,035
1,120	Kingfisher PLC	5,001
379	Land Securities Group PLC REIT	5,505
1,062	Marks & Spencer Group PLC	4,502
585	National Grid PLC	8,412
72	Next PLC	4,804
74	Reckitt Benckiser Group PLC	7,194
360	RELX NV	6,512
417	RELX PLC	7,945
808	Royal Mail PLC	5,466

Schedule of Investments

654	Sage Group PLC (The)	$6,187
245	Severn Trent PLC	7,966
511	Sky PLC	6,245
376	Smith & Nephew PLC	6,205
316	SSE PLC	6,360
226	Travis Perkins PLC	4,681
145	Unilever PLC	6,803
557	United Utilities Group PLC	7,521
1,839	Vodafone Group PLC	5,605
100	Whitbread PLC	5,124
275	WPP PLC	6,200

		256,539

	Total Investments (Cost $1,251,869)(c) - 100.2%	1,358,592
	Other assets less liabilities - (0.2)%	(2,613)

	Net Assets - 100.0%	$1,355,979

Investment Abbreviations:

BR - Bearer Shares

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $30,431, which represented 2.24% of the Fund’s Net Assets.
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,259,544. The net unrealized appreciation was $99,048, which consisted of aggregate gross unrealized appreciation of $138,034 and aggregate gross unrealized depreciation of $38,986.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 8.0%
99,784	Amcor Ltd.	$1,139,129
179,695	Challenger Ltd.	1,297,483
31,054	CSL Ltd.	2,785,106
115,729	Ramsay Health Care Ltd.	6,930,354
126,453	TPG Telecom Ltd.	1,233,099
481,529	Vocus Communications Ltd.	3,268,256

		16,653,427

	Belgium - 0.5%
8,292	Anheuser-Busch InBev SA/NV	1,069,123

	Canada - 12.5%
43,249	Alimentation Couche-Tard, Inc., Class B	1,957,738
21,874	Bank of Nova Scotia	1,112,277
50,927	Canadian Apartment Properties REIT	1,275,079
33,367	Canadian National Railway Co.	2,117,853
37,380	Canadian Utilities Ltd., Class A	1,152,028
7,275	CCL Industries, Inc., Class B	1,303,760
24,552	CGI Group, Inc., Class A(a)	1,193,475
10,328	Constellation Software, Inc.	4,209,528
15,910	Dollarama, Inc.	1,177,832
41,065	Fortis, Inc.	1,361,958
47,667	Keyera Corp.	1,370,008
19,975	Open Text Corp.	1,218,673
88,863	Pembina Pipeline Corp.	2,594,918
91,999	RioCan Real Estate Investment Trust REIT	2,044,501
58,410	Saputo, Inc.	1,757,160

		25,846,788

	Denmark - 7.5%
14,439	Coloplast A/S, Class B	1,133,160
26,261	Genmab A/S(a)	4,761,483
54,421	Novo Nordisk A/S, Class B	3,101,730
30,579	Novozymes A/S, Class B	1,501,033
20,829	Pandora A/S	2,711,877
32,477	Vestas Wind Systems A/S	2,267,523

		15,476,806

	Finland - 8.3%
42,143	Elisa Oyj	1,528,781
26,458	Huhtamaki Oyj	1,162,460
128,832	Kone Oyj, Class B	6,524,770
70,714	Orion Oyj, Class B	2,896,553
115,245	Wartsila Oyj Abp	5,002,841

		17,115,405

	France - 4.2%
24,718	Accor SA	1,034,461
11,303	Essilor International SA	1,447,865
11,015	Pernod Ricard SA	1,258,851
20,261	Rubis SCA	1,635,600

6,926	Unibail-Rodamco SE REIT	$1,906,432
26,801	Valeo SA	1,375,634

		8,658,843

	Germany - 4.6%
10,515	Adidas AG	1,725,546
6,123	Continental AG	1,283,821
40,475	Freenet AG	1,129,946
10,754	Henkel AG & Co. KGaA	1,167,692
93,280	ProSiebenSat.1 Media SE	4,265,253

		9,572,258

	Hong Kong - 4.5%
92,635	Jardine Matheson Holdings Ltd.	5,493,255
124,701	Jardine Strategic Holdings Ltd.	3,815,851

		9,309,106

	Ireland - 3.3%
291,391	Experian PLC	5,714,217
11,954	Kerry Group PLC, Class A	1,023,287

		6,737,504

	Israel - 0.6%
18,393	Nice Ltd.	1,266,286

	Italy - 0.5%
186,858	Snam SpA	1,081,337

	Japan - 4.7%
14,690	Hoshizaki Corp.	1,340,211
1,541	Japan Hotel REIT Investment Corp. REIT	1,296,133
52,277	M3, Inc.	1,688,411
36,916	Pigeon Corp.	929,339
4,843	Ryohin Keikaku Co. Ltd.	1,083,573
61,207	Seiko Epson Corp.	1,095,318
15,654	Sysmex Corp.	1,096,704
9,605	Tsuruha Holdings, Inc.	1,096,536

		9,626,225

	Luxembourg - 0.6%
3,403	Eurofins Scientific SE	1,276,524

	New Zealand - 2.4%
948,594	Auckland International Airport Ltd.	5,048,850

	South Korea - 1.4%
22,944	AMOREPACIFIC Group	2,959,789

	Spain - 2.7%
37,645	Industria de Diseno Textil SA	1,302,467
118,437	Red Electrica Corp. SA	2,713,741
29,579	Viscofan SA	1,582,722

		5,598,930

	Sweden - 3.5%
33,682	Hexagon AB, Class B	1,332,139
528,754	Hexpol AB, Class B	4,718,473
49,643	NCC AB, Class B	1,200,731

		7,251,343

	Switzerland - 10.4%
34	Chocoladefabriken Lindt & Sprungli AG	2,408,971
2,243	EMS-CHEMIE HOLDING AG	1,231,219
26,794	Flughafen Zuerich AG	5,037,477
5,642	Geberit AG	2,183,360
611	Givaudan SA	1,259,364
21,456	Kuehne + Nagel International AG	3,019,314
2,411	Partners Group Holding AG	1,106,398

Schedule of Investments

9,979	Schindler Holding AG-PC	$1,919,495
923	SGS SA	2,048,564
15,397	Swiss Re AG	1,296,028

		21,510,190

	United Kingdom - 19.7%
102,769	ARM Holdings PLC	2,281,384
224,080	Ashtead Group PLC	3,558,233
1,343,206	Booker Group PLC	3,103,073
60,833	British American Tobacco PLC	3,896,652
50,809	Bunzl PLC	1,595,408
55,734	Compass Group PLC	1,062,612
49,873	Croda International PLC	2,201,695
217,127	DS Smith PLC	1,130,633
136,638	Halma PLC	1,903,036
535,892	Howden Joinery Group PLC	3,073,697
335,934	Legal & General Group PLC	917,462
50,987	Micro Focus International PLC	1,310,584
131,965	Pennon Group PLC	1,580,394
35,914	Persimmon PLC	804,413
23,153	Reckitt Benckiser Group PLC	2,250,801
40,058	Rightmove PLC	2,154,525
124,168	Rolls-Royce Holdings PLC	1,304,026
100,660	RPC Group PLC	1,153,368
35,301	Spirax-Sarco Engineering PLC	1,866,798
440,046	Taylor Wimpey PLC	903,834
38,894	Travis Perkins PLC	805,577
77,803	United Utilities Group PLC	1,050,552
44,363	WH Smith PLC	900,593

		40,809,350

	Total Investments (Cost $188,990,764)(b) - 99.9%	206,868,084
	Other assets less liabilities - 0.1%	131,595

	Net Assets - 100.0%	$206,999,679

Investment Abbreviations:

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $189,578,562. The net unrealized appreciation was $17,289,522, which consisted of aggregate gross unrealized appreciation of $23,262,123 and aggregate gross unrealized depreciation of $5,972,601.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Brazil - 2.8%
106,200	Cia de Saneamento de Minas Gerais-COPASA MG	$1,084,210
97,900	Cielo SA	1,113,050
92,500	Equatorial Energia SA	1,589,075
47,900	Raia Drogasil SA	982,184

		4,768,519

	China - 11.0%
419,294	AAC Technologies Holdings, Inc.	3,911,995
1,508,000	Beijing Enterprises Water Group Ltd.	915,300
908,422	China Medical System Holdings Ltd.	1,334,546
595,062	China Resources Gas Group Ltd.	1,744,555
294,000	Minth Group Ltd.	950,960
8,198	NetEase, Inc. ADR	1,674,605
24,858	New Oriental Education & Technology Group, Inc. ADR	1,095,244
914,000	Shenzhen Expressway Co. Ltd., H-Shares	861,003
328,846	Sunny Optical Technology Group Co. Ltd.	1,309,460
181,533	Tencent Holdings Ltd.	4,362,902
423,000	TravelSky Technology Ltd., H-Shares	810,028

		18,970,598

	India - 0.5%
13,435	HDFC Bank Ltd. ADR	930,643

	Indonesia - 2.2%
1,071,365	PT Bank Central Asia Tbk	1,181,908
1,331,800	PT Indofood Cbp Sukses Makmur Tbk	874,412
8,496,328	PT Waskita Karya Persero Tbk	1,796,757

		3,853,077

	Malaysia - 2.4%
352,500	Genting Plantations Bhd	912,750
1,726,300	Hap Seng Consolidated Bhd	3,286,777

		4,199,527

	Mexico - 5.0%
760,202	Alsea SAB de CV	2,713,102
212,611	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	1,323,206
120,550	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,186,858
66,850	Grupo Aeroportuario del Sureste SAB de CV, Series B	1,028,077
490,700	Grupo Financiero Santander Mexico SAB de CV, Series B	894,622
132,297	Promotora y Operadora de Infraestructura SAB de CV	1,543,921

		8,689,786

	Philippines - 21.0%
1,866,838	Aboitiz Equity Ventures, Inc.	3,090,923

3,381,168	Aboitiz Power Corp.	$3,247,672
53,576	Ayala Corp.	989,410
1,300,575	Ayala Land, Inc.	1,090,484
431,422	Bank of the Philippine Islands	879,145
400,146	BDO Unibank, Inc.	961,506
5,225,617	D&L Industries, Inc.	1,101,473
1,621,400	First Gen Corp.	891,409
21,894	Globe Telecom, Inc.	1,054,035
26,147	GT Capital Holdings, Inc.	854,731
2,568,540	JG Summit Holdings, Inc.	4,552,602
469,345	Jollibee Foods Corp.	2,540,500
517,600	Metropolitan Bank & Trust Co.	1,043,221
1,315,756	Robinsons Land Corp.	893,742
601,846	Security Bank Corp.	2,797,798
1,226,319	Semirara Mining and Power Corp.	3,108,098
100,083	SM Investments Corp.	1,463,748
2,319,300	SM Prime Holdings, Inc.	1,437,562
1,016,728	Universal Robina Corp.	4,325,033

		36,323,092

	South Africa - 12.1%
92,758	Aspen Pharmacare Holdings Ltd.	2,509,143
200,103	Brait SE(a)	1,800,826
222,244	Clicks Group Ltd.	1,992,068
1,601,038	Fortress Income Fund Ltd., Class B	4,215,385
107,511	Hyprop Investments Ltd. REIT	1,046,338
99,357	Pioneer Foods Group Ltd.	1,282,905
181,710	PSG Group Ltd.	2,598,310
190,456	Resilient REIT Ltd. REIT	1,854,690
229,058	RMB Holdings Ltd.	1,027,729
61,576	SPAR Group Ltd. (The)	919,798
551,375	Super Group Ltd.(a)	1,616,380

		20,863,572

	Taiwan - 19.3%
658,000	Accton Technology Corp.	1,139,849
267,000	Advantech Co. Ltd.	2,074,241
552,000	Basso Industry Corp.	1,723,973
443,000	Cheng Shin Rubber Industry Co. Ltd.	924,218
507,525	Chicony Electronics Co. Ltd.	1,254,385
1,220,752	China Life Insurance Co. Ltd.	1,007,638
850,000	China Metal Products	874,683
701,000	CTCI Corp.	988,159
472,000	Elite Material Co. Ltd.	1,071,954
679,000	Grape King Bio Ltd.	4,551,765
792,000	Hota Industrial Manufacturing Co. Ltd.	3,597,406
972,000	King Yuan Electronics Co. Ltd.	930,195
20,000	Largan Precision Co. Ltd.	2,142,656
712,000	LCY Chemical Corp.	867,613
819,000	Micro-Star International Co. Ltd.	1,785,622
145,000	President Chain Store Corp.	1,176,424
644,000	Primax Electronics Ltd.	882,592
543,000	Taiwan Paiho Ltd.	1,666,949
209,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,129,358
828,000	Uni-President Enterprises Corp.	1,691,119
897,000	Walsin Technology Corp.	953,956
713,000	WT Microelectronics Co. Ltd.	972,689

		33,407,444

	Thailand - 23.5%
13,193,600	AP Thailand PCL NVDR	2,803,119
2,755,500	Bangkok Chain Hospital PCL NVDR	1,036,378
4,215,788	Bangkok Dusit Medical Services PCL NVDR	2,723,377

Schedule of Investments

19,014,307	Bangkok Land PCL NVDR	$829,795
5,618,300	Beauty Community PCL NVDR	1,580,802
3,428,460	BTS Group Holdings PCL NVDR	925,281
1,354,796	Central Pattana PCL NVDR	2,236,600
10,616,342	Chularat Hospital PCL NVDR	963,182
2,790,340	CP ALL PCL NVDR	4,145,854
360,800	Glow Energy PCL NVDR NVDR	888,274
2,008,800	Group Lease PCL NVDR	2,480,000
33,221,800	Gunkul Engineering PCL NVDR	5,246,049
212,945	Kasikornbank PCL NVDR	1,207,483
368,300	Krungthai Card PCL NVDR	1,295,342
3,064,800	PTG Energy PCL NVDR	2,463,807
9,015,400	RS PCL NVDR	2,873,125
64,622	Siam Cement PCL (The) NVDR	946,231
2,437,900	Thai Vegetable Oil PCL NVDR	2,134,825
1,030,450	Thanachart Capital PCL NVDR	1,205,594
1,148,066	Tisco Financial Group PCL NVDR	1,779,947
10,793,300	Vibhavadi Medical Center PCL NVDR	948,249

		40,713,314

	Total Investments (Cost $154,857,851)(b) - 99.8%	172,719,572
	Other assets less liabilities - 0.2%	265,688

	Net Assets - 100.0%	$172,985,260

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $155,430,409. The net unrealized appreciation was $17,289,163, which consisted of aggregate gross unrealized appreciation of $19,868,598 and aggregate gross unrealized depreciation of $2,579,435.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 0.5%
4,327	CIMIC Group Ltd.	$96,163

	Brazil - 6.1%
107,920	Cia Siderurgica Nacional SA ADR(a)(b)	365,849
139,053	Gerdau SA (Preference Shares) ADR	328,165
66,153	Vale SA ADR(a)	380,380
31,060	WEG SA	146,729

		1,221,123

	China - 27.7%
514,250	Angang Steel Co. Ltd., H-Shares(b)	251,162
183,658	Anhui Conch Cement Co. Ltd., H-Shares	481,632
1,109,750	BBMG Corp. H-Shares	406,148
661,863	China Communications Construction Co. Ltd., H-Shares	723,278
392,575	China Machinery Engineering Corp., H-Shares	245,361
1,717,327	China Molybdenum Co. Ltd., H-Shares	389,499
448,091	China National Building Material Co. Ltd., H-Shares	205,569
293,572	China Railway Construction Corp. Ltd., H-Shares	351,835
601,976	China Railway Group Ltd., H-Shares(b)	453,036
361,979	CSG Holding Co. Ltd., Class B	296,675
39,947	CSSC Offshore and Marine Engineering Group Company Ltd., H-Shares	60,230
161,181	Dongfang Electric Corp. Ltd., H-Shares	127,533
190,925	First Tractor Co. Ltd., H-Shares	98,170
130,100	Hangzhou Steam Turbine Co. Ltd., Class B(b)	134,963
320,664	Harbin Electric Co. Ltd., H-Shares	147,523
104,600	Huaxin Cement Co. Ltd., Class B	64,329
196,676	Jiangxi Copper Co. Ltd., H-Shares	225,317
1,294,131	Metallurgical Corp. of China Ltd., H-Shares	393,579
438,712	Shanghai Electric Group Co. Ltd., H-Shares(b)	182,044
237,313	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	321,720

		5,559,603

	France - 0.8%
6,806	Alstom SA(b)	167,552

	Germany - 0.5%
849	HOCHTIEF AG	111,317

	India - 2.6%
9,752	Larsen & Toubro Ltd. GDR(c)	226,734
13,314	Mahindra & Mahindra Ltd. GDR(c)	294,905

		521,639

	Indonesia - 7.0%
827,500	PT Adhi Karya Persero Tbk	$178,786
3,993,400	PT Aneka Tambang (Persero) Tbk(b)	242,375
57,942	PT Indocement Tunggal Prakarsa Tbk	75,532
1,126,603	PT Pembangunan Perumahan Persero Tbk	331,999
127,114	PT Semen Indonesia (Persero) Tbk	90,979
290,853	PT Tower Bersama Infrastructure Tbk	126,569
66,831	PT United Tractors Tbk	80,360
324,543	PT Vale Indonesia Tbk(b)	63,429
696,639	PT Waskita Karya Persero Tbk	147,322
334,758	PT Wijaya Karya Persero Tbk	76,160

		1,413,511

	Israel - 0.7%
3,667	Caesarstone Sdot-Yam Ltd.(b)	137,476

	Italy - 1.8%
30,570	Italcementi SpA(b)	362,018

	Malaysia - 4.8%
581,174	Dialog Group Bhd	217,021
251,584	Gamuda Bhd	297,908
413,014	IJM Corp. Bhd	343,967
52,724	Lafarge Malaysia Bhd	102,974

		961,870

	Mexico - 4.5%
61,271	Cemex SAB de CV ADR(b)	468,723
12,900	Grupo Carso SAB de CV, Series A1	52,717
33,109	Promotora y Operadora de Infraestructura SAB de CV	386,386

		907,826

	Netherlands - 0.7%
9,833	OCI NV(b)	150,202

	Philippines - 1.4%
1,736,517	Metro Pacific Investments Corp.	276,457

	Poland - 2.1%
21,155	KGHM Polska Miedz SA	426,630

	Russia - 3.8%
42,183	Evraz PLC(b)	95,883
17,377	Magnitogorsk Iron & Steel OJSC GDR(c)	99,049
29,077	MMC Norilsk Nickel PJSC ADR	425,106
3,646	Novolipetsk Steel PJSC GDR(c)	52,685
7,696	Severstal PJSC GDR(c)	91,043

		763,766

	Singapore - 0.7%
126,741	Sembcorp Marine Ltd.	133,054

	South Africa - 5.1%
47,443	African Rainbow Minerals Ltd.	337,744
5,429	Assore Ltd.	72,438
232,823	PPC Ltd.	132,341
66,902	Reunert Ltd.	301,621
21,580	Wilson Bayly Holmes-Ovcon Ltd.	186,021

		1,030,165

	Spain - 1.2%
8,122	ACS Actividades de Construccion y Servicios SA	232,964

Schedule of Investments

	Sweden - 2.6%
18,306	Atlas Copco AB, Class A	$515,496

	Switzerland - 2.4%
22,802	ABB Ltd.(b)	486,320

	Taiwan - 11.0%
371,234	Asia Cement Corp.	339,568
542,845	China Steel Corp.	374,956
271,000	CTCI Corp.	382,013
31,000	King Slide Works Co. Ltd.	376,296
516,573	Taiwan Cement Corp.	548,565
37,000	Yeong Guan Energy Technology Group Co. Ltd.	195,298

		2,216,696

	Thailand - 7.4%
200,678	CH Karnchang PCL NVDR	194,455
1,208,043	Gunkul Engineering PCL NVDR	190,762
802,607	Italian-Thai Development PCL NVDR(b)	153,240
13,065	Siam Cement PCL (The) NVDR	191,305
10,746	Siam City Cement PCL NVDR	102,740
354,783	Sino-Thai Engineering & Construction PCL NVDR	264,839
5,452,406	Superblock PCL NVDR(b)	288,040
84,282	Tipco Asphalt PCL NVDR	64,125
753,242	TPI Polene PCL NVDR	49,308

		1,498,814

	Turkey - 1.9%
23,089	Cimsa Cimento Sanayi ve Ticaret AS	115,748
105,406	Tekfen Holding AS	259,448

		375,196

	United States - 2.6%
6,274	Caterpillar, Inc.	519,236

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $23,940,612) - 99.9%	20,085,094

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.9%
579,550	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $579,550)	579,550

	Total Investments (Cost $24,520,162)(f) - 102.8%	20,664,644
	Other assets less liabilities - (2.8)%	(562,394)

	Net Assets - 100.0%	$20,102,250

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2016.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $764,416, which represented 3.80% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $25,563,193. The net unrealized depreciation was $4,898,549, which consisted of aggregate gross unrealized appreciation of $2,546,678 and aggregate gross unrealized depreciation of $7,445,227.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.2%
	Austria - 2.7%
111,330	BUWOG AG	$2,700,293
62,228	Oesterreichische Post AG	2,171,794

		4,872,087

	Belgium - 11.6%
15,179	Ackermans & van Haaren NV	1,837,427
57,080	Ageas	1,920,956
76,741	bpost SA	2,010,232
23,801	Cofinimmo SA REIT	2,971,619
43,366	Colruyt SA	2,419,368
28,976	Groupe Bruxelles Lambert SA	2,444,763
63,154	Proximus SADP	1,971,413
21,359	Sofina SA	2,857,806
46,020	Telenet Group Holding NV(a)	2,183,271

		20,616,855

	Finland - 1.1%
46,371	Sampo Oyj, Class A	1,922,243

	France - 27.2%
20,585	Aeroports de Paris	2,189,585
21,735	Atos SE	2,130,835
102,420	Bureau Veritas SA	2,225,342
18,954	Cie Generale des Etablissements Michelin	1,938,100
30,435	Danone SA	2,344,259
27,140	Dassault Systemes	2,241,904
89,868	Elior Participations SCA(b)	1,962,164
22,040	Fonciere des Regions REIT	2,073,735
16,040	Gecina SA REIT	2,426,841
149,343	Groupe Eurotunnel SE	1,552,125
5,271	Hermes International	2,268,126
28,684	Imerys SA	2,034,895
35,109	Legrand SA	1,937,513
96,527	Mercialys SA REIT	2,255,975
27,185	Orpea	2,403,092
17,845	Pernod Ricard SA	2,039,419
28,054	Publicis Groupe SA	2,089,335
58,254	SCOR SE	1,702,501
14,507	Societe BIC SA	2,144,609
19,009	Sodexo SA	2,226,652
23,135	Thales SA	2,108,205
29,235	Vinci SA	2,219,464
104,664	Vivendi SA	2,058,158

		48,572,834

	Germany - 20.4%
11,826	Allianz SE	1,696,694
166,587	alstria office REIT-AG REIT	2,319,261
34,792	Axel Springer SE	1,906,791
21,957	Beiersdorf AG	2,062,242
45,212	Deutsche EuroShop AG	2,144,432

37,591	Fielmann AG	$2,905,539
36,941	Fraport AG Frankfurt Airport Services Worldwide	2,020,024
17,554	Hannover Rueck SE	1,796,517
16,693	Henkel AG & Co. KGaA (Preference Shares)	2,079,499
58,928	MAN SE	6,179,752
13,634	Muenchener Rueckversicherungs-Gesellschaft AG	2,274,737
93,850	RHOEN KLINIKUM AG	2,765,375
26,001	SAP SE	2,279,820
30,963	Symrise AG	2,182,722
59,743	Talanx AG	1,798,128

		36,411,533

	Ireland - 3.7%
564,031	C&C Group PLC	2,273,143
107,569	Glanbia PLC	2,071,980
27,345	Kerry Group PLC, Class A	2,340,789

		6,685,912

	Italy - 3.8%
827,902	Hera SpA	2,347,834
376,725	Snam SpA	2,180,087
410,582	Terna-Rete Elettrica Nationale SpA	2,235,980

		6,763,901

	Japan - 1.5%
57,804	DMG Mori AG	2,759,777

	Netherlands - 9.0%
55,409	Aalberts Industries NV	1,839,936
75,742	Grandvision NV(b)	2,061,986
22,541	Heineken NV	2,128,436
79,338	Koninklijke Ahold Delhaize NV	1,895,054
79,756	Koninklijke Philips NV	2,128,898
60,961	NN Group NV	1,644,593
44,795	Wereldhave NV REIT	2,167,983
52,383	Wolters Kluwer NV	2,203,972

		16,070,858

	Portugal - 1.0%
276,339	NOS SGPS SA	1,851,316

	Spain - 16.9%
140,388	Abertis Infraestructuras SA	2,208,835
15,917	Aena SA(b)	2,296,096
42,934	Amadeus IT Holding SA, Class A	2,016,221
128,390	Cellnex Telecom SAU(b)	2,272,748
106,550	Ebro Foods SA	2,430,652
83,302	Enagas SA	2,540,269
119,269	Endesa SA	2,506,738
104,336	Ferrovial SA	2,160,215
99,922	Gas Natural SDG SA	2,067,708
90,522	Grifols SA	1,985,047
400,126	Iberdrola SA	2,749,526
122,114	Red Electrica Corp. SA	2,797,992
39,976	Viscofan SA	2,139,047

		30,171,094

	United Kingdom - 1.3%
124,155	RELX NV	2,245,679

	Total Common Stocks and Other Equity Interests (Cost $181,218,351)	178,944,089

Schedule of Investments

	Money Market Fund - 0.0%
31,301	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $31,301)	$31,301

	Total Investments (Cost $181,249,652)(d) - 100.2%	178,975,390
	Other assets less liabilities - (0.2)%	(430,047)

	Net Assets - 100.0%	$178,545,343

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $8,592,994, which represented 4.81% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $182,338,730. The net unrealized depreciation was $3,363,340, which consisted of aggregate gross unrealized appreciation of $5,244,784 and aggregate gross unrealized depreciation of $8,608,124.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 46.4%
7,999	AGL Energy Ltd.	$125,119
10,474	Amcor Ltd.	119,571
36,961	AMP Ltd.	163,216
8,099	APA Group	59,771
1,475	ASX Ltd.	55,717
26,174	Aurizon Holdings Ltd.	103,446
48,094	Australia & New Zealand Banking Group Ltd.	944,551
5,772	Bank of Queensland Ltd.	46,327
10,525	Bendigo & Adelaide Bank Ltd.	81,195
656,750	BGP Holdings PLC(a)	0
86,172	BHP Billiton Ltd.	1,278,463
11,328	BlueScope Steel Ltd.	72,753
10,642	Boral Ltd.	55,568
10,194	Brambles Ltd.	104,210
3,808	Caltex Australia Ltd.	95,974
5,662	Challenger Ltd.	40,882
1,728	CIMIC Group Ltd.	38,403
9,635	Coca-Cola Amatil Ltd.	67,519
17,811	Commonwealth Bank of Australia	1,047,106
5,146	Computershare Ltd.	34,732
4,027	Crown Resorts Ltd.	40,095
1,503	CSL Ltd.	134,798
10,623	Dexus Property Group REIT	78,883
25,409	DUET Group	51,950
50,422	Fortescue Metals Group Ltd.	169,772
12,548	Goodman Group REIT	71,910
15,210	GPT Group (The) REIT	64,854
6,622	Iluka Resources Ltd.	35,332
27,155	Incitec Pivot Ltd.	59,234
35,366	Insurance Australia Group Ltd.	162,355
8,988	Lend Lease Group	91,608
3,909	Macquarie Group Ltd.	221,015
22,386	Medibank Private Ltd.	52,234
34,341	Metcash Ltd.(a)	56,378
45,869	Mirvac Group REIT	76,698
35,145	National Australia Bank Ltd.	708,935
6,152	Newcrest Mining Ltd.(a)	116,896
6,589	Oil Search Ltd.	35,507
9,488	Orica Ltd.	102,041
59,927	Origin Energy Ltd.	250,511
8,632	OZ Minerals Ltd.	41,923
16,958	Qantas Airways Ltd.	40,729
26,559	QBE Insurance Group Ltd.	221,442
39,029	Santos Ltd.	130,225
42,249	Scentre Group REIT	170,190
4,736	Sonic Healthcare Ltd.	82,719
39,831	South32 Ltd.(a)	55,552
7,463	Star Entertainment Group Ltd. (The)	33,580
35,580	Stockland REIT	136,295

23,660	Suncorp Group Ltd.	$241,509
13,018	Tabcorp Holdings Ltd.	48,383
19,956	Tatts Group Ltd.	62,642
66,172	Telstra Corp. Ltd.	290,197
9,286	Transurban Group	88,646
15,963	Vicinity Centres REIT	41,979
13,205	Wesfarmers Ltd.	430,865
13,762	Westfield Corp. REIT	111,711
41,169	Westpac Banking Corp.	972,822
13,337	Woodside Petroleum Ltd.	268,929
22,935	Woolworths Ltd.	408,077
12,045	WorleyParsons Ltd.	67,562

		11,061,506

	China - 0.6%
23,228	China Mengniu Dairy Co. Ltd.	38,793
31,966	Global Logistic Properties Ltd.	45,577
26,002	Tingyi Cayman Islands Holding Corp.	22,484
51,764	Want Want China Holdings Ltd.	31,686

		138,540

	Hong Kong - 13.1%
65,730	AIA Group Ltd.	407,004
12,880	Bank of East Asia Ltd. (The)	53,197
48,235	BOC Hong Kong (Holdings) Ltd.	158,194
15,983	Cheung Kong Property Holdings Ltd.	114,106
12,983	CK Hutchison Holdings Ltd.	151,915
12,669	CLP Holdings Ltd.	131,915
11,867	Galaxy Entertainment Group Ltd.	39,455
27,635	Hang Lung Properties Ltd.	59,829
7,073	Hang Seng Bank Ltd.	126,239
12,729	Henderson Land Development Co. Ltd.	75,784
39,348	Hong Kong & China Gas Co. Ltd.	73,017
2,664	Hong Kong Exchanges and Clearing Ltd.	65,742
14,308	Hongkong Land Holdings Ltd.	91,571
80,616	Hutchison Port Holdings Trust	38,293
8,000	Hysan Development Co. Ltd.	36,804
1,775	Jardine Matheson Holdings Ltd.	105,258
1,200	Jardine Strategic Holdings Ltd.	36,720
102,938	Li & Fung Ltd.	51,469
20,252	Link REIT	151,108
11,213	MTR Corp. Ltd.	63,435
111,130	New World Development Co. Ltd.	129,175
299,540	Noble Group Ltd.(a)	36,130
8,459	Power Assets Holdings Ltd.	82,792
21,694	Sands China Ltd.	82,751
28,416	Sino Land Co. Ltd.	50,680
52,404	SJM Holdings Ltd.	32,685
23,727	Sun Hung Kai Properties Ltd.	339,396
7,888	Swire Pacific Ltd., Class A	94,230
59,504	WH Group Ltd.(b)	46,852
23,238	Wharf Holdings Ltd. (The)	160,062
8,500	Yue Yuen Industrial Holdings Ltd.	34,504

		3,120,312

	Indonesia - 0.1%
111,936	Golden Agri-Resources Ltd.	30,003

	Ireland - 0.2%
2,325	James Hardie Industries PLC	38,523

	New Zealand - 0.8%
10,464	Contact Energy Ltd.	40,752
11,234	Fletcher Building Ltd.	78,508

Schedule of Investments

27,601	Spark New Zealand Ltd.	$78,528

		197,788

	Singapore - 7.4%
18,243	Ascendas Real Estate Investment Trust REIT	33,278
33,782	CapitaLand Ltd.	79,733
22,672	CapitaLand Mall Trust REIT	36,124
8,514	City Developments Ltd.	53,945
17,977	ComfortDelGro Corp. Ltd.	37,745
25,983	DBS Group Holdings Ltd.	298,115
59,103	Genting Singapore PLC	34,544
1,485	Jardine Cycle & Carriage Ltd.	43,375
38,728	Keppel Corp. Ltd.	151,383
33,901	Oversea-Chinese Banking Corp. Ltd.	217,071
23,242	Sembcorp Industries Ltd.	47,934
7,131	Singapore Airlines Ltd.	58,297
19,613	Singapore Press Holdings Ltd.	55,199
14,760	Singapore Technologies Engineering Ltd.	36,155
86,727	Singapore Telecommunications Ltd.	269,912
16,861	United Overseas Bank Ltd.	228,479
37,800	Wilmar International Ltd.	86,964

		1,768,253

	South Korea - 30.1%
6,624	BNK Financial Group, Inc.	52,098
99	CJ CheilJedang Corp.	34,778
18	CJ CheilJedang Corp. (Preference Shares)	3,262
220	CJ Corp.	39,379
576	Daelim Industrial Co. Ltd.	43,194
810	Dongbu Insurance Co. Ltd.	45,918
693	Doosan Corp.	69,600
2,980	Doosan Heavy Industries & Construction Co. Ltd.	69,701
12,505	Doosan Infracore Co. Ltd.(a)	88,975
351	E-Mart, Inc.	51,233
1,395	GS Engineering & Construction Corp.(a)	35,742
1,021	GS Holdings Corp.	43,842
5,367	Hana Financial Group, Inc.	132,001
956	Hankook Tire Co. Ltd.	46,257
1,428	Hanwha Corp.	45,384
419	Hyosung Corp.	51,994
1,714	Hyundai Engineering & Construction Co. Ltd.	56,310
177	Hyundai Glovis Co. Ltd.	26,546
1,216	Hyundai Heavy Industries Co. Ltd.(a)	136,239
1,478	Hyundai Marine & Fire Insurance Co. Ltd.	39,980
855	Hyundai Mobis Co. Ltd.	194,639
2,286	Hyundai Motor Co.	269,385
366	Hyundai Motor Co. (Preference Shares)	31,857
585	Hyundai Motor Co. (2nd Preference Shares)	52,486
1,816	Hyundai Steel Co.	82,033
7,608	Industrial Bank of Korea	80,485
6,016	KB Financial Group, Inc.	189,049
1,191	KB Insurance Co. Ltd.	30,196
4,898	Kia Motors Corp.	184,306
4,719	Korea Electric Power Corp.	258,246
1,071	Korea Gas Corp.	40,444
81	Korea Zinc Co. Ltd.	36,807
1,598	Korean Air Lines Co. Ltd.(a)	40,658
2,451	KT Corp.	69,472
904	KT&G Corp.	97,651
483	LG Chem Ltd.	104,995
86	LG Chem Ltd. (Preference Shares)	13,628

1,107	LG Corp.	$62,755
7,041	LG Display Co. Ltd.	194,859
3,198	LG Electronics, Inc.	152,741
495	LG Electronics, Inc. (Preference Shares)	12,130
5,065	LG Uplus Corp.	49,513
164	Lotte Chemical Corp.	44,435
278	Lotte Shopping Co. Ltd.	47,899
450	OCI Co. Ltd.(a)	37,361
2,328	POSCO	470,733
1,012	Samsung Electro-Mechanics Co. Ltd.	49,871
1,269	Samsung Electronics Co. Ltd.	1,743,509
241	Samsung Electronics Co. Ltd. (Preference Shares)	272,164
404	Samsung Fire & Marine Insurance Co. Ltd.	96,118
29	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	4,427
6,822	Samsung Heavy Industries Co. Ltd.(a)	60,537
1,106	Samsung Life Insurance Co. Ltd.	96,071
808	Samsung SDI Co. Ltd.	76,101
4,575	Shinhan Financial Group Co. Ltd.	163,167
6,811	SK Hynix, Inc.	209,167
1,569	SK Innovation Co. Ltd.	204,503
7,832	SK Networks Co. Ltd.	43,420
346	SK Telecom Co. Ltd.	71,044
850	S-Oil Corp.	58,050
8,289	Woori Bank	74,739

		7,184,084

	United Kingdom - 1.3%
8,297	Rio Tinto Ltd.	312,532

	Total Investments (Cost $25,612,646)(c) - 100.0%	23,851,541
	Other assets less liabilities - 0.0%	10,562

	Net Assets - 100.0%	$23,862,103

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2016 represented less than 1% of the Fund’s Net Assets.
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $26,371,670. The net unrealized depreciation was $2,520,129, which consisted of aggregate gross unrealized appreciation of $2,952,315 and aggregate gross unrealized depreciation of $5,472,444.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 6.3%
40,114	AGL Energy Ltd.	$627,456
52,555	Amcor Ltd.	599,965
184,989	AMP Ltd.	816,891
40,623	APA Group	299,801
7,368	ASX Ltd.	278,322
131,421	Aurizon Holdings Ltd.	519,410
240,656	Australia & New Zealand Banking Group Ltd.	4,726,409
29,012	Bank of Queensland Ltd.	232,854
52,891	Bendigo & Adelaide Bank Ltd.	408,028
231,466	BGP Holdings PLC(a)	0
431,246	BHP Billiton Ltd.	6,398,041
277,083	BHP Billiton PLC	3,475,393
56,811	BlueScope Steel Ltd.	364,864
53,455	Boral Ltd.	279,118
51,112	Brambles Ltd.	522,501
19,151	Caltex Australia Ltd.	482,668
28,470	Challenger Ltd.	205,567
8,725	CIMIC Group Ltd.	193,903
48,358	Coca-Cola Amatil Ltd.	338,876
89,181	Commonwealth Bank of Australia	5,242,939
25,881	Computershare Ltd.	174,677
20,231	Crown Resorts Ltd.	201,433
7,450	CSL Ltd.	668,160
53,381	Dexus Property Group REIT	396,391
127,494	DUET Group	260,666
253,118	Fortescue Metals Group Ltd.	852,254
62,960	Goodman Group REIT	360,810
76,370	GPT Group (The) REIT	325,633
33,249	Iluka Resources Ltd.	177,402
136,287	Incitec Pivot Ltd.	297,289
177,024	Insurance Australia Group Ltd.	812,664
45,151	Lend Lease Group	460,191
19,618	Macquarie Group Ltd.	1,109,204
112,355	Medibank Private Ltd.	262,164
172,415	Metcash Ltd.(a)	283,055
230,260	Mirvac Group REIT	385,020
175,823	National Australia Bank Ltd.	3,546,653
30,827	Newcrest Mining Ltd.(a)	585,751
33,132	Oil Search Ltd.	178,540
47,687	Orica Ltd.	512,860
299,880	Origin Energy Ltd.	1,253,581
43,287	OZ Minerals Ltd.	210,233
85,162	Qantas Airways Ltd.	204,538
132,933	QBE Insurance Group Ltd.	1,108,362
195,933	Santos Ltd.	653,754
211,435	Scentre Group REIT	851,716
23,813	Sonic Healthcare Ltd.	415,917
199,969	South32 Ltd.(a)	278,895
37,455	Star Entertainment Group Ltd. (The)	168,529
178,637	Stockland REIT	684,296

118,419	Suncorp Group Ltd.	$1,208,758
65,392	Tabcorp Holdings Ltd.	243,039
100,214	Tatts Group Ltd.	314,572
337,626	Telstra Corp. Ltd.	1,480,655
46,668	Transurban Group	445,503
80,111	Vicinity Centres REIT	210,674
66,967	Wesfarmers Ltd.	2,185,063
69,099	Westfield Corp. REIT	560,900
205,968	Westpac Banking Corp.	4,867,014
68,084	Woodside Petroleum Ltd.	1,372,854
116,417	Woolworths Ltd.	2,071,381
60,424	WorleyParsons Ltd.	338,928

		58,992,985

	Austria - 0.3%
3,667	Andritz AG	186,989
25,947	Erste Group Bank AG	687,806
6,221	Immoeast AG(a)	0
87,142	IMMOFINANZ AG(a)	189,826
27,501	OMV AG	730,845
24,862	Raiffeisen Bank International AG(a)	328,063
14,169	voestalpine AG	499,418

		2,622,947

	Belgium - 0.7%
23,307	Ageas	784,368
22,025	Anheuser-Busch InBev SA/NV	2,839,778
3,475	Colruyt SA	193,869
16,263	KBC Groep NV(a)	845,381
12,008	Proximus SADP	374,841
5,744	Solvay SA	596,140
3,277	UCB SA	256,405
8,244	Umicore SA	476,984

		6,367,766

	Canada - 7.9%
6,668	Agnico Eagle Mines Ltd.	388,509
8,493	Agrium, Inc.	771,765
11,107	Alimentation Couche-Tard, Inc., Class B	502,777
7,902	AltaGas Ltd.(b)	201,542
26,111	ARC Resources Ltd.(b)	459,928
6,116	ATCO Ltd., Class I	230,795
47,426	Bank of Montreal(b)	3,044,022
90,270	Bank of Nova Scotia	4,590,164
68,702	Barrick Gold Corp.	1,502,008
143,879	Baytex Energy Corp.	676,338
16,980	BCE, Inc.	814,201
58,547	BlackBerry Ltd.(a)	444,473
254,838	Bombardier, Inc., Class B(a)	383,024
42,595	Brookfield Asset Management, Inc., Class A	1,472,803
22,714	Cameco Corp.	217,377
29,822	Canadian Imperial Bank of Commerce	2,268,352
18,875	Canadian National Railway Co.	1,198,024
87,647	Canadian Natural Resources Ltd.	2,657,538
3,582	Canadian Pacific Railway Ltd.	537,307
4,777	Canadian Real Estate Investment Trust REIT	183,343
4,180	Canadian Tire Corp. Ltd., Class A	439,749
10,999	Canadian Utilities Ltd., Class A	338,982
10,942	Capital Power Corp.	176,206
16,985	Celestica, Inc.(a)	188,339
106,687	Cenovus Energy, Inc.	1,529,067
7,859	CGI Group, Inc., Class A(a)	382,027
10,937	CI Financial Corp.	223,848
16,500	Cominar Real Estate Investment Trust REIT	226,234
59,878	Crescent Point Energy Corp.	876,555

Schedule of Investments

11,478	Dream Office Real Estate Investment Trust REIT	$166,530
72,794	Eldorado Gold Corp.	298,645
14,161	Empire Co. Ltd., Class A	225,872
45,127	Enbridge, Inc.	1,858,649
259,780	Encana Corp.	2,091,707
97,005	Enerplus Corp.	578,735
894	Fairfax Financial Holdings Ltd.	479,896
18,839	Finning International, Inc.	305,689
128,270	First Quantum Minerals Ltd.	1,110,516
16,542	Fortis, Inc.	548,630
2,593	Franco-Nevada Corp.	200,174
5,058	George Weston Ltd.	449,772
15,632	Gibson Energy, Inc.	178,610
50,592	Goldcorp, Inc.	905,112
20,629	Great-West Lifeco, Inc.	536,428
22,511	H&R Real Estate Investment Trust REIT	401,350
55,501	Husky Energy, Inc.	653,729
63,069	IAMGOLD Corp.(a)	325,973
8,336	IGM Financial, Inc.	232,236
15,678	Imperial Oil Ltd.	482,946
7,115	Industrial Alliance Insurance and Financial Services, Inc.	231,883
6,153	Intact Financial Corp.	441,593
16,307	Inter Pipeline Ltd.	341,133
6,761	Keyera Corp.	194,319
75,811	Kinross Gold Corp.(a)	392,412
12,589	Loblaw Cos. Ltd.	703,084
59,296	Lundin Mining Corp.(a)	248,270
28,928	Magna International, Inc.	1,115,815
154,734	Manulife Financial Corp.	2,112,086
5,570	Methanex Corp.	156,415
11,532	Metro, Inc.	419,788
26,693	National Bank of Canada	915,183
5,250	Onex Corp.	326,301
18,072	Pembina Pipeline Corp.	527,727
145,645	Penn West Petroleum Ltd.	184,283
64,967	Potash Corp. of Saskatchewan, Inc.	1,013,825
32,099	Power Corp. of Canada	700,046
23,025	Power Financial Corp.	533,051
45,545	Precision Drilling Corp.	194,537
5,875	Quebecor, Inc., Class B	181,199
21,359	RioCan Real Estate Investment Trust REIT	474,663
23,270	Rogers Communications, Inc., Class B	1,029,087
89,855	Royal Bank of Canada	5,484,114
8,322	Saputo, Inc.	250,352
28,757	Shaw Communications, Inc., Class B	583,939
11,486	Silver Wheaton Corp.	321,050
6,308	Smart Real Estate Investment Trust REIT	186,282
11,379	SNC-Lavalin Group, Inc.	490,831
44,237	Sun Life Financial, Inc.	1,459,358
119,869	Suncor Energy, Inc.	3,230,088
141,278	Teck Resources Ltd., Class B	2,254,511
12,953	TELUS Corp.	433,969
105,325	Toronto-Dominion Bank (The)	4,594,869
7,454	Tourmaline Oil Corp.(a)	191,202
63,386	TransAlta Corp.	302,822
42,010	TransCanada Corp.	1,950,297
7,733	Vermilion Energy, Inc.(b)	257,954
125,299	Yamana Gold, Inc.	717,751

		74,102,585

	Chile - 0.0%
46,154	Antofagasta PLC	306,700

	China - 0.1%
115,262	China Mengniu Dairy Co. Ltd.	$192,501
160,915	Global Logistic Properties Ltd.	229,434
130,395	Tingyi Cayman Islands Holding Corp.	112,752
259,245	Want Want China Holdings Ltd.	158,688

		693,375

	Denmark - 0.8%
645	A.P. Moeller - Maersk A/S, Class A	843,166
894	A.P. Moeller - Maersk A/S, Class B	1,213,693
5,541	Carlsberg A/S, Class B	550,230
36,342	Danske Bank A/S	987,850
5,215	DSV A/S	232,233
4,569	FLSmidth & Co. A/S	183,751
9,456	ISS A/S	364,794
4,297	Jyske Bank A/S	178,755
26,112	Novo Nordisk A/S, Class B	1,488,256
3,290	Novozymes A/S, Class B	161,496
1,439	Pandora A/S	187,354
121,735	TDC A/S	640,937
4,338	Vestas Wind Systems A/S	302,876

		7,335,391

	Finland - 0.8%
6,887	Elisa Oyj	249,833
56,129	Fortum Oyj	932,079
6,840	Kesko Oyj, Class B	304,883
9,979	Kone Oyj, Class B	505,392
11,869	Metso Oyj	329,291
8,962	Neste Oyj	339,437
226,473	Nokia Oyj	1,301,723
6,581	Nokian Renkaat Oyj	244,547
4,513	Orion Oyj, Class B	184,859
21,900	Sampo Oyj, Class A	907,833
57,579	Stora Enso Oyj, Class R	522,829
47,151	UPM-Kymmene Oyj	971,752
7,156	Wartsila Oyj Abp	310,645

		7,105,103

	France - 9.1%
10,439	Accor SA	436,878
54,937	Air France-KLM(a)(b)	318,839
16,206	Air Liquide SA	1,728,693
25,280	Airbus Group SE	1,487,817
19,632	Alstom SA(a)	483,306
6,603	Arkema SA	563,901
4,557	Atos SE	446,755
217,424	AXA SA	4,432,342
120,662	BNP Paribas SA	5,984,835
49,944	Bollore SA	180,842
24,541	Bouygues SA	726,141
9,396	Bureau Veritas SA	204,153
6,404	Capgemini SA	615,512
75,440	Carrefour SA	1,890,104
18,349	Casino Guichard Perrachon SA	994,135
8,579	CGG SA(a)(b)	205,108
3,042	Christian Dior SE	550,228
49,181	Cie de Saint-Gobain	2,084,374
14,689	Cie Generale des Etablissements Michelin	1,501,992
17,852	CNP Assurances	272,794
136,876	Credit Agricole SA	1,212,248
23,477	Danone SA	1,808,318
10,239	Edenred	232,259
6,887	Eiffage SA	529,317
75,314	Electricite de France SA	985,794
8,317	Elior Participations SCA(c)	181,592
246,298	Engie SA	4,055,602
4,103	Essilor International SA	525,576

Schedule of Investments

3,809	Eurazeo SA	$243,511
7,759	Eutelsat Communications SA	154,268
6,940	Faurecia	273,874
2,170	Fonciere des Regions REIT	204,174
1,956	Gecina SA REIT	295,941
13,994	Groupe Eurotunnel SE	145,440
2,697	ICADE REIT	207,918
3,580	Kering	680,167
5,696	Klepierre REIT	272,776
12,072	Lagardere SCA	308,397
10,068	Legrand SA	555,609
6,353	L’Oreal SA	1,209,498
8,510	LVMH Moet Hennessy Louis Vuitton SE	1,459,802
84,081	Natixis SA	346,477
8,436	Neopost SA(b)	234,330
4,279	Nexans SA(a)	215,971
3,497	Nexity SA	185,945
204,153	Orange SA	3,125,348
7,711	Pernod Ricard SA	881,253
55,059	Peugeot SA(a)	831,807
8,215	Publicis Groupe SA	611,816
15,652	Renault SA	1,369,599
54,032	Rexel SA	803,301
10,761	Safran SA	731,636
71,124	Sanofi	6,056,548
36,820	Schneider Electric SE	2,409,502
14,446	SCOR SE	422,191
125,428	Societe Generale SA	4,285,642
4,754	Sodexo SA	556,868
30,532	Suez	495,577
12,059	Technip SA	673,238
2,001	Teleperformance	186,148
4,555	Thales SA	415,080
250,016	Total SA	11,954,863
4,114	Unibail-Rodamco SE REIT	1,132,409
12,294	Valeo SA	631,023
121,051	Vallourec SA(a)(b)	440,885
50,974	Veolia Environnement SA	1,132,054
30,668	Vinci SA	2,328,254
117,408	Vivendi SA	2,308,762
2,544	Wendel SA	271,596
8,321	Zodiac Aerospace	187,495

		85,876,448

	Germany - 9.0%
5,292	Aareal Bank AG	173,746
7,383	Adidas AG	1,211,574
45,569	Allianz SE	6,537,855
8,465	Aurubis AG	439,790
80,954	BASF SE	6,360,417
32,138	Bayer AG	3,457,987
34,637	Bayerische Motoren Werke AG	2,984,366
5,718	Bayerische Motoren Werke AG (Preference Shares)	414,341
2,070	Beiersdorf AG	194,418
5,867	Bilfinger SE(a)	178,617
8,743	Brenntag AG	434,191
246,368	Commerzbank AG	1,624,355
4,713	Continental AG	988,184
88,419	Daimler AG	6,013,553
264,456	Deutsche Bank AG(a)	3,556,130
6,900	Deutsche Boerse AG	579,543
40,159	Deutsche Lufthansa AG	477,370
84,741	Deutsche Post AG	2,529,189
253,521	Deutsche Telekom AG	4,316,287
8,421	Deutsche Wohnen AG-BR	315,227

571,137	E.ON SE	$6,126,163
9,720	Evonik Industries AG	303,039
7,339	Freenet AG	204,884
6,791	Fresenius Medical Care AG & Co. KGaA	620,889
14,382	Fresenius SE & Co. KGaA	1,074,162
6,285	GEA Group AG	335,491
4,344	Hannover Rueck SE	444,575
10,065	HeidelbergCement AG	852,468
3,591	Henkel AG & Co. KGaA	389,918
5,201	Henkel AG & Co. KGaA (Preference Shares)	647,905
2,436	HOCHTIEF AG	319,396
3,554	HUGO BOSS AG	210,835
34,139	Infineon Technologies AG	565,004
22,150	K+S AG(b)	462,813
3,132	KION Group AG	171,721
17,583	Kloeckner & Co. SE(a)	235,750
9,340	LANXESS AG	441,278
1,918	LEG Immobilien AG	192,582
5,760	Leoni AG(b)	213,233
10,786	Linde AG	1,552,309
2,111	MAN SE	221,380
3,482	Merck KGaA	384,547
42,982	METRO AG	1,383,300
2,251	MTU Aero Engines AG	230,070
15,995	Muenchener Rueckversicherungs-Gesellschaft AG	2,668,653
4,649	Osram Licht AG	241,690
12,077	Porsche Automobil Holding SE (Preference Shares)	632,985
10,221	ProSiebenSat.1 Media SE	467,358
3,041	Rheinmetall AG	212,946
214,431	RWE AG(a)	3,813,821
14,207	RWE AG (Preference Shares)	184,448
8,902	Salzgitter AG	277,735
23,243	SAP SE	2,037,993
54,914	Siemens AG	5,963,907
11,472	Suedzucker AG	286,975
2,639	Symrise AG	186,035
5,615	Talanx AG	168,999
37,530	Telefonica Deutschland Holding AG	153,183
59,292	thyssenkrupp AG	1,359,218
30,778	TUI AG	402,306
4,767	Volkswagen AG	707,117
30,691	Volkswagen AG (Preference Shares)	4,317,484
11,024	Vonovia Se	437,013

		84,890,718

	Hong Kong - 1.7%
329,147	AIA Group Ltd.	2,038,095
64,819	Bank of East Asia Ltd. (The)	267,714
242,692	BOC Hong Kong (Holdings) Ltd.	795,947
79,110	Cheung Kong Property Holdings Ltd.	564,784
64,534	CK Hutchison Holdings Ltd.	755,119
62,411	CLP Holdings Ltd.	649,851
59,072	Galaxy Entertainment Group Ltd.	196,400
136,326	Hang Lung Properties Ltd.	295,141
35,286	Hang Seng Bank Ltd.	629,786
62,752	Henderson Land Development Co. Ltd.	373,603
194,239	Hong Kong & China Gas Co. Ltd.	360,446
13,123	Hong Kong Exchanges and Clearing Ltd.	323,849
71,626	Hongkong Land Holdings Ltd.	458,406
404,680	Hutchison Port Holdings Trust	192,223
41,087	Hysan Development Co. Ltd.	189,023
8,887	Jardine Matheson Holdings Ltd.	526,999
5,883	Jardine Strategic Holdings Ltd.	180,020

Schedule of Investments

520,176	Li & Fung Ltd.	$260,090
101,238	Link REIT	755,376
57,039	MTR Corp. Ltd.	322,684
556,722	New World Development Co. Ltd.	647,122
1,491,056	Noble Group Ltd.(a)	179,846
41,740	Power Assets Holdings Ltd.	408,527
110,009	Sands China Ltd.	419,625
145,006	Sino Land Co. Ltd.	258,621
266,108	SJM Holdings Ltd.	165,976
117,333	Sun Hung Kai Properties Ltd.	1,678,356
39,335	Swire Pacific Ltd., Class A	469,894
298,969	WH Group Ltd.(c)	235,401
114,829	Wharf Holdings Ltd. (The)	790,934
41,748	Yue Yuen Industrial Holdings Ltd.	169,468

		15,559,326

	Indonesia - 0.0%
561,841	Golden Agri-Resources Ltd.	150,594

	Ireland - 0.4%
2,072,459	Bank of Ireland(a)	428,743
47,834	CRH PLC	1,461,982
28,476	Experian PLC	558,418
11,602	James Hardie Industries PLC	192,235
3,142	Kerry Group PLC, Class A	268,962
1,729	Ryanair Holdings PLC ADR	122,361
16,170	Smurfit Kappa Group PLC	376,779

		3,409,480

	Israel - 0.3%
66,632	Bank Hapoalim BM	338,807
90,270	Bank Leumi Le-Israel BM(a)	324,474
156,917	Bezeq The Israeli Telecommunication Corp. Ltd.	310,425
74,194	Israel Chemicals Ltd.	301,144
35,737	Teva Pharmaceutical Industries Ltd.	1,973,720

		3,248,570

	Italy - 2.9%
163,527	A2A SpA	232,237
199,061	Assicurazioni Generali SpA	2,622,229
21,983	Atlantia SpA	549,419
999,860	Banca Monte dei Paschi di Siena SpA(a)(b)	344,597
60,161	Banca Popolare dell’Emilia Romagna SC	246,899
370,038	Banca Popolare di Milano Scarl	179,587
76,407	Banco Popolare SC	215,143
1,063,041	Enel SpA	4,895,257
488,984	Eni SpA	7,480,314
4,720	Ferrari NV	213,448
53,105	Hera SpA	150,600
944,664	Intesa Sanpaolo SpA	2,081,051
72,099	Intesa Sanpaolo SpA RSP	150,285
15,014	Italcementi SpA(a)	177,800
32,929	Leonardo-Finmeccanica SpA(a)	375,962
4,330	Luxottica Group SpA	210,192
76,779	Mediaset SpA	232,504
48,282	Mediobanca SpA	338,256
13,107	Prysmian SpA	306,623
131,542	Snam SpA	761,227
1,536,045	Telecom Italia SpA(a)	1,311,451
948,724	Telecom Italia SpA RSP	660,417
73,230	Terna-Rete Elettrica Nationale SpA	398,802
953,250	UniCredit SpA	2,336,611
167,367	Unione di Banche Italiane SpA	513,562
113,372	Unipol Gruppo Finanziario SpA	314,410
115,238	UnipolSai SpA	193,297

		27,492,180

	Japan - 21.6%
106,518	Aeon Co. Ltd.	$1,540,320
12,554	Air Water, Inc.	215,838
18,725	Aisin Seiki Co. Ltd.	866,957
18,355	Ajinomoto Co., Inc.	472,554
19,865	Alfresa Holdings Corp.	439,614
12,124	Alps Electric Co. Ltd.	276,823
18,122	Amada Holdings Co. Ltd.	199,283
81,538	ANA Holdings, Inc.	234,148
70,712	Aozora Bank Ltd.	261,500
156,314	Asahi Glass Co. Ltd.	910,567
18,834	Asahi Group Holdings Ltd.	642,471
141,225	Asahi Kasei Corp.	1,078,841
73,805	Astellas Pharma, Inc.	1,239,745
10,951	Bandai Namco Holdings, Inc.	292,461
29,730	Bank of Kyoto Ltd. (The)	202,774
4,842	Benesse Holdings, Inc.	117,359
40,122	Bridgestone Corp.	1,409,761
22,370	Brother Industries Ltd.	258,220
76,952	Canon, Inc.	2,203,777
7,695	Casio Computer Co. Ltd.	110,899
7,669	Central Japan Railway Co.	1,438,241
56,593	Chiba Bank Ltd. (The)	274,447
55,208	Chubu Electric Power Co., Inc.	813,158
5,672	Chugai Pharmaceutical Co. Ltd.	213,907
34,995	Chugoku Electric Power Co., Inc. (The)	441,514
25,950	Citizen Holdings Co. Ltd.	140,277
90,867	Concordia Financial Group Ltd.(a)	393,844
12,619	Credit Saison Co. Ltd.	212,030
47,273	Dai Nippon Printing Co. Ltd.	532,303
14,228	Daicel Corp.	161,598
43,718	Daido Steel Co. Ltd.	178,737
167,487	Dai-ichi Life Insurance Co. Ltd. (The)	2,216,055
42,153	Daiichi Sankyo Co. Ltd.	1,012,231
9,991	Daikin Industries Ltd.	878,557
3,775	Daito Trust Construction Co. Ltd.	633,188
34,200	Daiwa House Industry Co. Ltd.	967,418
109,680	Daiwa Securities Group, Inc.	626,391
51,094	Denka Co. Ltd.	223,849
32,331	Denso Corp.	1,276,394
10,048	Dentsu, Inc.	485,316
11,396	DIC Corp.	272,988
4,324	Don Quijote Holdings Co. Ltd.	171,087
21,926	East Japan Railway Co.	2,029,254
46,776	Ebara Corp.	256,507
9,442	Eisai Co. Ltd.	556,837
15,753	Electric Power Development Co. Ltd.	364,447
6,125	FANUC Corp.	1,035,426
1,160	Fast Retailing Co. Ltd.	378,385
63,306	Fuji Electric Co. Ltd.	282,293
23,804	Fuji Heavy Industries Ltd.	932,557
27,135	FUJIFILM Holdings Corp.	987,329
37,558	Fujikura Ltd.	214,020
332,763	Fujitsu Ltd.	1,405,927
105,316	Fukuoka Financial Group, Inc.	406,939
114,342	Furukawa Electric Co. Ltd.	301,238
44,257	Gunma Bank Ltd. (The)	180,509
37,301	Hachijuni Bank Ltd. (The)	176,523
16,210	Hakuhodo DY Holdings, Inc.	191,385
13,754	Hankyu Hanshin Holdings, Inc.	514,005
17,602	Haseko Corp.	188,755
24,053	Hino Motors Ltd.	255,586
44,152	Hiroshima Bank Ltd. (The)	161,986
12,887	Hitachi Construction Machinery Co. Ltd.	211,881
799,426	Hitachi Ltd.	3,716,900

Schedule of Investments

14,384	Hitachi Metals Ltd.	$161,826
24,042	Hokkaido Electric Power Co., Inc.	191,426
139,945	Hokuhoku Financial Group, Inc.	181,614
16,032	Hokuriku Electric Power Co.	190,848
194,335	Honda Motor Co. Ltd.	5,388,134
15,463	Hoya Corp.	554,486
13,929	Ibiden Co. Ltd.	180,084
19,903	Idemitsu Kosan Co. Ltd.	389,573
253,916	IHI Corp.	720,979
10,500	Iida Group Holdings Co. Ltd.	210,441
137,636	Inpex Corp.	1,096,683
32,071	Isetan Mitsukoshi Holdings Ltd.	318,879
48,182	Isuzu Motors Ltd.	634,215
147,957	ITOCHU Corp.	1,692,731
27,078	J Front Retailing Co. Ltd.	316,264
5,564	Japan Airlines Co. Ltd.	173,514
102,525	Japan Display, Inc.(a)	187,073
35,512	Japan Post Bank Co. Ltd.	437,295
66,584	Japan Post Holdings Co. Ltd.	885,534
14,937	Japan Post Insurance Co. Ltd.	325,310
30,058	Japan Tobacco, Inc.	1,180,499
107,420	JFE Holdings, Inc.	1,421,820
20,277	JGC Corp.	299,748
59,713	Joyo Bank Ltd. (The)	235,974
14,907	JSR Corp.	205,819
20,693	JTEKT Corp.	293,783
316,388	JX Holdings, Inc.	1,197,511
58,322	Kajima Corp.	433,638
28,638	Kaneka Corp.	218,798
76,426	Kansai Electric Power Co., Inc. (The)(a)	713,215
14,460	Kao Corp.	783,494
156,783	Kawasaki Heavy Industries Ltd.	469,653
221,952	Kawasaki Kisen Kaisha Ltd.(b)	550,088
75,909	KDDI Corp.	2,329,451
17,553	Keikyu Corp.	178,810
20,714	Keio Corp.	193,831
507	Keyence Corp.	360,740
87,783	Kintetsu Group Holdings Co. Ltd.	381,162
77,471	Kirin Holdings Co. Ltd.	1,335,720
771,720	Kobe Steel Ltd.	677,707
4,161	Koito Manufacturing Co. Ltd.	207,877
84,167	Komatsu Ltd.	1,658,538
45,793	Konica Minolta, Inc.	373,547
53,707	Kubota Corp.	795,242
26,981	Kuraray Co. Ltd.	344,354
6,348	Kurita Water Industries Ltd.	141,659
20,470	Kyocera Corp.	976,911
10,827	Kyowa Hakko Kirin Co. Ltd.	190,477
55,040	Kyushu Electric Power Co., Inc.	518,794
2,524	Lawson, Inc.	194,807
24,391	Leopalace21 Corp.	176,355
21,678	LIXIL Group Corp.	407,183
4,202	Makita Corp.	297,258
305,672	Marubeni Corp.	1,435,228
12,448	Marui Group Co. Ltd.	180,978
49,770	Mazda Motor Corp.	751,516
20,973	Medipal Holdings Corp.	346,259
4,277	MEIJI Holdings Co. Ltd.	449,046
166,182	Mitsubishi Chemical Holdings Corp.	911,946
173,117	Mitsubishi Corp.	3,004,231
150,665	Mitsubishi Electric Corp.	1,789,868
40,785	Mitsubishi Estate Co. Ltd.	767,666
35,810	Mitsubishi Gas Chemical Co., Inc.	206,156
365,310	Mitsubishi Heavy Industries Ltd.	1,579,440
177,230	Mitsubishi Materials Corp.	470,377

57,855	Mitsubishi Motors Corp.	$272,099
10,016	Mitsubishi Tanabe Pharma Corp.	188,035
1,607,824	Mitsubishi UFJ Financial Group, Inc.	8,189,336
232,488	Mitsui & Co. Ltd.	2,741,491
116,995	Mitsui Chemicals, Inc.	502,296
152,447	Mitsui Engineering & Shipbuilding Co. Ltd.	226,101
41,057	Mitsui Fudosan Co. Ltd.	902,785
123,534	Mitsui Mining & Smelting Co. Ltd.	237,461
296,881	Mitsui OSK Lines Ltd.	640,198
2,677,692	Mizuho Financial Group, Inc.	4,365,930
45,773	MS&AD Insurance Group Holdings, Inc.	1,342,573
4,860	Murata Manufacturing Co. Ltd.	608,182
50,964	Nagoya Railroad Co. Ltd.	287,429
384,012	NEC Corp.	1,064,150
10,243	NGK Insulators Ltd.	248,766
9,818	NGK Spark Plug Co. Ltd.	163,434
16,474	NH Foods Ltd.	402,346
18,643	NHK Spring Co. Ltd.	165,174
6,120	Nidec Corp.	563,421
26,594	Nikon Corp.	379,117
2,857	Nintendo Co. Ltd.	599,500
60,395	Nippon Electric Glass Co. Ltd.	276,974
91,414	Nippon Express Co. Ltd.	466,503
18,170	Nippon Paper Industries Co. Ltd.	331,186
306,587	Nippon Sheet Glass Co. Ltd.(a)	227,356
111,085	Nippon Steel & Sumitomo Metal Corp.	2,113,634
41,632	Nippon Telegraph & Telephone Corp.	1,982,786
368,313	Nippon Yusen Kabushiki Kaisha	661,264
268,294	Nissan Motor Co. Ltd.	2,649,300
11,859	Nisshin Seifun Group, Inc.	196,368
15,059	Nisshin Steel Co. Ltd.	188,375
3,109	Nissin Foods Holdings Co. Ltd.	177,163
2,031	Nitori Holdings Co. Ltd.	252,475
7,925	Nitto Denko Corp.	534,417
11,264	NOK Corp.	217,729
297,885	Nomura Holdings, Inc.	1,363,786
9,936	Nomura Real Estate Holdings, Inc.	172,960
34,789	NSK Ltd.	298,381
58,375	NTN Corp.	191,954
6,390	NTT Data Corp.	318,611
70,245	NTT DoCoMo, Inc.	1,884,555
46,330	Obayashi Corp.	510,383
23,264	Odakyu Electric Railway Co. Ltd.	276,939
118,940	OJI Holdings Corp.	499,041
8,329	Olympus Corp.	290,948
12,061	OMRON Corp.	404,838
6,072	Ono Pharmaceutical Co. Ltd.	219,394
2,699	Oriental Land Co. Ltd.	171,445
74,489	ORIX Corp.	1,064,077
173,747	Osaka Gas Co. Ltd.	705,601
17,207	Otsuka Holdings Co. Ltd.	821,692
286,133	Panasonic Corp.	2,822,661
19,618	Rakuten, Inc.	225,018
12,091	Recruit Holdings Co. Ltd.	463,065
29,721	Rengo Co. Ltd.	195,462
274,477	Resona Holdings, Inc.	1,111,460
82,165	Ricoh Co. Ltd.	734,382
6,101	Rohm Co. Ltd.	263,721
9,513	Santen Pharmaceutical Co. Ltd.	159,378
6,216	Sapporo Holdings Ltd.	174,377
17,039	SBI Holdings, Inc.	187,706
6,754	Secom Co. Ltd.	511,336
16,683	Sega Sammy Holdings, Inc.	184,435
7,442	Seibu Holdings, Inc.	131,870
18,261	Seiko Epson Corp.	326,786

Schedule of Investments

14,645	Seino Holdings Co. Ltd.	$150,187
30,037	Sekisui Chemical Co. Ltd.	442,268
40,102	Sekisui House Ltd.	676,356
45,628	Seven & i Holdings Co. Ltd.	1,915,766
388,149	Sharp Corp.(a)(b)	348,438
14,045	Shikoku Electric Power Co., Inc.	147,597
1,066	Shimano, Inc.	169,025
38,447	Shimizu Corp.	393,905
21,711	Shin-Etsu Chemical Co. Ltd.	1,496,478
127,444	Shinsei Bank Ltd.	193,992
6,184	Shionogi & Co. Ltd.	322,822
17,236	Shiseido Co. Ltd.	487,892
39,962	Shizuoka Bank Ltd. (The)	300,246
31,698	Showa Denko K.K.	326,924
41,156	Showa Shell Sekiyu K.K.	369,053
1,550	SMC Corp.	411,150
54,072	SoftBank Group Corp.	3,008,954
305,390	Sojitz Corp.	741,983
37,781	Sompo Japan Nipponkoa Holdings, Inc.	1,240,135
104,469	Sony Corp.	3,345,536
14,082	Sony Financial Holdings, Inc.	179,864
7,227	Stanley Electric Co. Ltd.	177,634
171,119	Sumitomo Chemical Co. Ltd.	768,061
142,363	Sumitomo Corp.	1,505,796
82,083	Sumitomo Electric Industries Ltd.	1,148,930
17,049	Sumitomo Forestry Co. Ltd.	242,048
59,965	Sumitomo Heavy Industries Ltd.	289,044
48,898	Sumitomo Metal Mining Co. Ltd.	593,303
166,089	Sumitomo Mitsui Financial Group, Inc.	5,361,003
371,212	Sumitomo Mitsui Trust Holdings, Inc.	1,256,872
18,872	Sumitomo Realty & Development Co. Ltd.	494,519
17,257	Sumitomo Rubber Industries Ltd.	246,517
4,706	Suntory Beverage & Food Ltd.	205,487
11,493	Suzuken Co. Ltd.	370,073
32,624	Suzuki Motor Corp.	1,014,834
82,124	T&D Holdings, Inc.	854,615
152,324	Taiheiyo Cement Corp.	441,433
65,388	Taisei Corp.	590,173
2,105	Taisho Pharmaceutical Holdings Co. Ltd.	231,481
29,765	Takashimaya Co. Ltd.	227,409
40,190	Takeda Pharmaceutical Co. Ltd.	1,799,207
8,493	TDK Corp.	529,544
90,399	Teijin Ltd.	343,125
8,459	Terumo Corp.	366,060
54,979	Tobu Railway Co., Ltd.	297,735
31,180	Toho Gas Co. Ltd.	275,945
9,001	Toho Holdings Co. Ltd.	202,881
49,699	Tohoku Electric Power Co., Inc.	641,090
54,077	Tokio Marine Holdings, Inc.	2,131,737
412,131	Tokyo Electric Power Co. Holdings, Inc.(a)	1,624,637
6,300	Tokyo Electron Ltd.	555,034
204,603	Tokyo Gas Co. Ltd.	876,428
53,342	Tokyu Corp.	440,852
34,887	Tokyu Fudosan Holdings Corp.	209,693
53,016	TonenGeneral Sekiyu K.K.	480,576
54,615	Toppan Printing Co. Ltd.	486,011
90,539	Toray Industries, Inc.	831,049
1,038,629	Toshiba Corp.(a)	2,728,194
75,441	Tosoh Corp.	388,670
6,168	TOTO Ltd.	266,918
14,227	Toyo Seikan Group Holdings Ltd.	279,584
3,792	Toyo Suisan Kaisha Ltd.	169,462
8,178	Toyoda Gosei Co. Ltd.	180,102
13,473	Toyota Industries Corp.	614,590
190,157	Toyota Motor Corp.	10,936,092

20,905	Toyota Tsusho Corp.	$466,301
156,065	Ube Industries Ltd.	275,628
7,470	Unicharm Corp.	154,816
33,425	UNY Group Holdings Co. Ltd.	271,353
12,638	West Japan Railway Co.	789,836
87,905	Yamada Denki Co. Ltd.	464,893
18,620	Yamaguchi Financial Group, Inc.	185,319
5,777	Yamaha Corp.	161,441
22,986	Yamaha Motor Co. Ltd.	394,296
21,968	Yamato Holdings Co. Ltd.	541,992
10,542	Yamazaki Baking Co. Ltd.	290,796
9,552	Yokohama Rubber Co. Ltd. (The)	130,113

		202,681,633

	Jersey Island - 0.0%
1,689	Randgold Resources Ltd.	199,021

	Luxembourg - 0.5%
603,801	ArcelorMittal SA(a)	3,881,729
3,127	RTL Group SA	266,594
12,392	SES SA FDR, Class A	271,535
36,286	Tenaris SA	485,299

		4,905,157

	Netherlands - 4.4%
14,902	ABN AMRO Group NV CVA(c)	276,958
393,761	Aegon NV	1,605,419
14,911	Akzo Nobel NV	966,439
9,367	Altice NV, Class A(a)	139,051
3,024	Altice NV, Class B(a)	44,721
5,838	ASML Holding NV	645,915
6,110	Boskalis Westminster NV	224,516
126,117	Delta Lloyd NV	450,592
13,365	Fugro NV CVA(a)	236,287
2,610	Gemalto NV	172,112
5,790	Heineken Holding NV, Class A	485,341
7,642	Heineken NV	721,596
326,210	ING Groep NV	3,647,845
59,363	Koninklijke Ahold Delhaize NV	1,417,935
31,589	Koninklijke BAM Groep NV	123,989
13,891	Koninklijke DSM NV	889,455
251,972	Koninklijke KPN NV	829,243
63,778	Koninklijke Philips NV	1,702,403
36,003	NN Group NV	971,281
45,107	PostNL NV(a)	173,315
7,416	Randstad Holding NV	319,113
590,951	Royal Dutch Shell PLC, Class A	15,252,738
365,269	Royal Dutch Shell PLC, Class B	9,709,055
12,961	SBM Offshore NV	173,199
11,400	Wolters Kluwer NV	479,646

		41,658,164

	New Zealand - 0.1%
52,524	Contact Energy Ltd.	204,554
56,328	Fletcher Building Ltd.	393,644
138,596	Spark New Zealand Ltd.	394,324

		992,522

	Norway - 0.8%
88,466	DNB ASA	975,207
12,666	Gjensidige Forsikring ASA	213,985
21,871	Marine Harvest ASA	372,873
119,665	Norsk Hydro ASA	511,882
47,150	Orkla ASA	438,310
180,641	Statoil ASA	2,848,084
65,570	Storebrand ASA(a)	248,878
58,130	Telenor ASA	972,411
10,292	TGS Nopec Geophysical Co. ASA	171,189

Schedule of Investments

14,524	Yara International ASA	$472,988

		7,225,807

	Portugal - 0.2%
6,603,054	Banco Comercial Portugues SA(a)	149,154
248,258	EDP-Energias de Portugal SA	851,722
39,518	Galp Energia SGPS SA	539,572
12,476	Jeronimo Martins SGPS SA	208,921

		1,749,369

	Singapore - 0.9%
91,931	Ascendas Real Estate Investment Trust REIT	167,695
169,820	CapitaLand Ltd.	400,811
114,127	CapitaLand Mall Trust REIT	181,842
42,682	City Developments Ltd.	270,437
90,461	ComfortDelGro Corp. Ltd.	189,934
130,097	DBS Group Holdings Ltd.	1,492,662
297,079	Genting Singapore PLC	173,633
7,187	Jardine Cycle & Carriage Ltd.	209,922
194,024	Keppel Corp. Ltd.	758,414
169,799	Oversea-Chinese Banking Corp. Ltd.	1,087,240
116,911	Sembcorp Industries Ltd.	241,116
35,783	Singapore Airlines Ltd.	292,530
98,637	Singapore Press Holdings Ltd.	277,603
74,130	Singapore Technologies Engineering Ltd.	181,586
434,020	Singapore Telecommunications Ltd.	1,350,758
84,588	United Overseas Bank Ltd.	1,146,230
189,175	Wilmar International Ltd.	435,225

		8,857,638

	South Africa - 0.1%
35,963	Investec PLC	214,628
17,345	Mondi PLC	352,343

		566,971

	South Korea - 3.9%
33,259	BNK Financial Group, Inc.	261,583
504	CJ CheilJedang Corp.	177,051
66	CJ CheilJedang Corp. (Preference Shares)	11,961
1,085	CJ Corp.	194,208
2,959	Daelim Industrial Co. Ltd.	221,895
4,096	Dongbu Insurance Co. Ltd.	232,197
3,526	Doosan Corp.	354,127
14,995	Doosan Heavy Industries & Construction Co. Ltd.	350,729
62,809	Doosan Infracore Co. Ltd.(a)	446,893
1,703	E-Mart, Inc.	248,574
6,932	GS Engineering & Construction Corp.(a)	177,609
5,147	GS Holdings Corp.	221,016
26,970	Hana Financial Group, Inc.	663,325
4,764	Hankook Tire Co. Ltd.	230,513
7,201	Hanwha Corp.	228,858
2,098	Hyosung Corp.	260,342
8,673	Hyundai Engineering & Construction Co. Ltd.	284,932
936	Hyundai Glovis Co. Ltd.	140,381
6,146	Hyundai Heavy Industries Co. Ltd.(a)	688,589
7,378	Hyundai Marine & Fire Insurance Co. Ltd.	199,575
4,245	Hyundai Mobis Co. Ltd.	966,366
11,441	Hyundai Motor Co.	1,348,223
1,912	Hyundai Motor Co. (Preference Shares)	166,424
2,992	Hyundai Motor Co. (2nd Preference Shares)	268,443
9,189	Hyundai Steel Co.	415,090
38,129	Industrial Bank of Korea	403,364
30,120	KB Financial Group, Inc.	946,502
5,902	KB Insurance Co. Ltd.	149,638
24,487	Kia Motors Corp.	921,419
24,085	Korea Electric Power Corp.	1,318,047

5,324	Korea Gas Corp.	$201,049
440	Korea Zinc Co. Ltd.	199,937
7,958	Korean Air Lines Co. Ltd.(a)	202,476
9,963	KT Corp. ADR	152,035
9,296	KT Corp.	263,490
4,571	KT&G Corp.	493,765
2,471	LG Chem Ltd.	537,150
460	LG Chem Ltd. (Preference Shares)	72,892
5,604	LG Corp.	317,684
35,269	LG Display Co. Ltd.	976,065
16,037	LG Electronics, Inc.	765,951
2,521	LG Electronics, Inc. (Preference Shares)	61,779
25,436	LG Uplus Corp.	248,649
887	Lotte Chemical Corp.	240,329
1,445	Lotte Shopping Co. Ltd.	248,971
2,209	OCI Co. Ltd.(a)	183,401
11,847	POSCO	2,395,523
5,116	Samsung Electro-Mechanics Co. Ltd.	252,112
6,378	Samsung Electronics Co. Ltd.	8,762,882
1,238	Samsung Electronics Co. Ltd. (Preference Shares)	1,398,090
2,045	Samsung Fire & Marine Insurance Co. Ltd.	486,535
104	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	15,876
34,263	Samsung Heavy Industries Co. Ltd.(a)	304,043
5,602	Samsung Life Insurance Co. Ltd.	486,609
4,087	Samsung SDI Co. Ltd.	384,929
22,889	Shinhan Financial Group Co. Ltd.	816,333
34,151	SK Hynix, Inc.	1,048,783
7,839	SK Innovation Co. Ltd.	1,021,733
39,375	SK Networks Co. Ltd.	218,291
2,132	SK Telecom Co. Ltd.	437,763
4,235	S-Oil Corp.	289,227
41,600	Woori Bank	375,093

		36,357,319

	Spain - 4.1%
30,144	Abertis Infraestructuras SA	474,279
3,147	Acciona SA	232,509
32,208	ACS Actividades de Construccion y Servicios SA	923,826
1,593	Aena SA(c)	229,797
7,937	Amadeus IT Holding SA, Class A	372,729
616,216	Banco Bilbao Vizcaya Argentaria SA	3,600,463
486,904	Banco de Sabadell SA	665,900
348,824	Banco Popular Espanol SA	488,371
2,907,723	Banco Santander SA	12,336,429
433,579	Bankia SA	332,607
32,727	Bankinter SA	228,365
311,280	CaixaBank SA	782,156
80,057	Distribuidora Internacional de Alimentacion SA	499,632
11,289	Enagas SA	344,255
68,587	Endesa SA	1,441,529
29,246	Ferrovial SA	605,521
25,121	Fomento de Construcciones y Contratas SA(a)	207,147
34,203	Gas Natural SDG SA	707,770
5,807	Grifols SA	127,341
4,569	Grifols SA (Preference Shares), Class B	76,818
368,453	Iberdrola SA	2,531,880
22,186	Industria de Diseno Textil SA	767,606
203,527	Mapfre SA	498,887
28,251	Obrascon Huarte Lain SA	105,232
18,588	Red Electrica Corp. SA	425,906
257,960	Repsol SA	3,252,431

Schedule of Investments

607,485	Telefonica SA	$5,956,281

		38,215,667

	Sweden - 2.0%
15,000	Alfa Laval AB	237,127
21,201	ASSA ABLOY AB, Class B	466,584
25,593	Atlas Copco AB, Class A	720,697
16,611	Atlas Copco AB, Class B	426,108
21,413	Boliden AB	472,253
399	Bonava AB(a)	4,603
6,649	Bonava AB, Class B(a)	77,684
17,095	Electrolux AB, Series B	464,366
9,182	Getinge AB, Class B	186,687
37,942	Hennes & Mauritz AB, Class B	1,149,367
7,224	Hexagon AB, Class B	285,713
23,010	Husqvarna AB, Class B	198,055
10,738	Industrivarden AB, Class A	197,058
9,182	Industrivarden AB, Class C	154,945
8,927	Meda AB, Class A	166,961
399	NCC AB, Class A	9,632
6,649	NCC AB, Class B	160,821
235,366	Nordea Bank AB	2,103,107
80,529	Sandvik AB	865,365
19,792	Securitas AB, Class B	326,565
93,940	Skandinaviska Enskilda Banken AB, Class A	826,189
29,154	Skanska AB, Class B	621,454
1,163	SKF AB, Class A	18,617
29,109	SKF AB, Class B	462,557
46,137	SSAB AB, Class A(a)	145,493
51,810	SSAB AB, Class B(a)	128,593
23,451	Svenska Cellulosa AB (SCA), Class B	699,402
86,329	Svenska Handelsbanken AB, Class A	1,042,010
2,107	Svenska Handelsbanken AB, Class B	26,197
67,039	Swedbank AB, Class A	1,412,522
6,346	Swedish Match AB	232,098
56,141	Tele2 AB, Class B	475,660
207,194	Telefonaktiebolaget LM Ericsson, Class B	1,549,087
280,549	Telia Co. AB	1,283,830
10,934	Trelleborg AB, Class B	199,886
131,965	Volvo AB, Class B	1,410,365

		19,207,658

	Switzerland - 5.8%
120,432	ABB Ltd.	2,567,023
1,130	Actelion Ltd.	200,990
12,888	Adecco Group AG	709,443
5,184	Aryzta AG	195,516
3,643	Baloise Holding AG	411,626
2	Chocoladefabriken Lindt & Sprungli AG	141,704
21	Chocoladefabriken Lindt & Sprungli AG-PC	123,855
15,580	Clariant AG	271,959
9,930	Coca-Cola HBC AG	205,803
17,696	Compagnie Financiere Richemont SA	1,079,393
214,623	Credit Suisse Group AG	2,476,120
1,650	Dufry AG(a)	190,532
832	Geberit AG	321,970
248	Georg Fischer AG	202,850
232	Givaudan SA	478,187
2,436,030	Glencore PLC	6,040,089
476	Helvetia Holding AG	239,859
7,751	Julius Baer Group Ltd.	319,039
2,445	Kuehne + Nagel International AG	344,063
23,769	LafargeHolcim Ltd.	1,134,281
1,549	Lonza Group AG	292,827
119,072	Nestle SA	9,573,071

80,410	Novartis AG	$6,681,073
20,736	Roche Holding AG	5,310,321
872	Roche Holding AG-BR	225,207
536	Schindler Holding AG	103,823
1,103	Schindler Holding AG-PC	212,166
182	SGS SA	403,942
65	Sika AG	305,748
60,211	STMicroelectronics NV	439,469
2,051	Swatch Group AG (The)	105,049
1,379	Swatch Group AG (The)-BR	362,568
3,491	Swiss Life Holding AG	800,100
2,628	Swiss Prime Site AG	242,148
28,584	Swiss Re AG	2,406,031
1,325	Swisscom AG	654,103
2,945	Syngenta AG	1,161,301
157,111	UBS Group AG	2,170,244
16,635	Wolseley PLC	929,612
18,651	Zurich Insurance Group AG	4,494,612

		54,527,717

	United Kingdom - 15.0%
50,018	3i Group PLC	409,743
59,446	Aberdeen Asset Management PLC	251,381
8,845	Admiral Group PLC	254,130
16,663	Aggreko PLC	284,508
61,131	Amec Foster Wheeler PLC	361,909
311,817	Anglo American PLC	3,438,266
12,343	ARM Holdings PLC	274,004
15,969	Ashtead Group PLC	253,576
9,201	Associated British Foods PLC	328,737
68,507	AstraZeneca PLC	4,591,498
359,022	Aviva PLC	1,864,271
11,306	Babcock International Group PLC	145,606
201,597	BAE Systems PLC	1,429,307
56,509	Balfour Beatty PLC(a)	166,335
2,271,965	Barclays PLC	4,661,983
31,892	Barratt Developments PLC	185,251
5,126	Berkeley Group Holdings PLC (The)	182,599
73,954	Booker Group PLC	170,848
2,912,088	BP PLC	16,503,644
68,775	British American Tobacco PLC	4,405,376
45,625	British Land Co. PLC (The) REIT	406,467
268,645	BT Group PLC	1,474,337
11,959	Bunzl PLC	375,514
15,751	Burberry Group PLC	276,046
21,451	Capita PLC	273,413
52,299	Carillion PLC	185,190
626,213	Centrica PLC	2,004,561
109,212	CNH Industrial NV, Class A	779,166
75,893	Cobham PLC	172,406
58,640	Compass Group PLC	1,118,017
3,668	Croda International PLC	161,928
4,613	DCC PLC	413,110
81,104	Diageo PLC	2,327,004
110,794	Direct Line Insurance Group PLC	515,149
26,618	Dixons Carphone PLC	123,516
63,238	Drax Group PLC	286,979
40,664	DS Smith PLC	211,747
9,871	easyJet PLC	136,431
312,817	Fiat Chrysler Automobiles NV	2,014,893
139,447	G4S PLC	344,923
103,756	GKN PLC	398,668
268,079	GlaxoSmithKline PLC	6,008,074
12,958	Greene King PLC	139,785
40,173	Hammerson PLC REIT	297,358
92,517	Hays PLC	146,051

Schedule of Investments

10,004	Hiscox Ltd.	$140,793
136,541	Home Retail Group PLC	279,905
2,142,458	HSBC Holdings PLC	14,083,329
34,208	ICAP PLC	202,110
17,527	IMI PLC	249,461
38,403	Imperial Brands PLC	2,031,094
29,688	Inchcape PLC	265,669
22,298	Informa PLC	211,380
15,460	Inmarsat PLC	160,515
8,991	Intercontinental Hotels Group PLC	360,747
20,721	Intermediate Capital Group PLC(a)	157,640
57,556	International Consolidated Airlines Group SA	310,253
4,590	Intertek Group PLC	220,913
59,146	Intu Properties PLC REIT	235,663
98,309	ITV PLC	255,829
250,557	J Sainsbury PLC	746,167
26,966	John Wood Group PLC	236,119
14,702	Johnson Matthey PLC	639,470
181,800	Kingfisher PLC	811,747
20,257	Lancashire Holdings Ltd.	162,044
44,750	Land Securities Group PLC REIT	649,996
556,933	Legal & General Group PLC	1,521,028
4,252,972	Lloyds Banking Group PLC	3,001,206
6,388	London Stock Exchange Group PLC	235,357
123,547	Man Group PLC	190,279
133,055	Marks & Spencer Group PLC	564,066
48,217	Meggitt PLC	280,462
209,755	National Grid PLC	3,016,066
4,266	Next PLC	284,614
464,472	Old Mutual PLC	1,298,727
70,758	Pearson PLC	828,599
19,323	Pennon Group PLC	231,409
6,863	Persimmon PLC	153,720
23,400	Petrofac Ltd.	231,613
14,038	Phoenix Group Holdings	149,572
4,139	Provident Financial PLC	148,869
153,362	Prudential PLC	2,718,311
16,021	Reckitt Benckiser Group PLC	1,557,469
20,252	RELX NV	366,312
22,809	RELX PLC	434,568
42,282	Rio Tinto Ltd.	1,592,682
114,456	Rio Tinto PLC	3,740,576
123,777	Rolls-Royce Holdings PLC	1,299,920
445,682	Royal Bank of Scotland Group PLC(a)	1,138,493
77,065	Royal Mail PLC	521,316
100,217	RSA Insurance Group PLC	662,230
22,329	SABMiller PLC	1,308,584
32,206	Sage Group PLC (The)	304,664
508,133	Seadrill Ltd.(a)(b)	1,489,487
33,762	Segro PLC REIT	198,578
11,500	Severn Trent PLC	373,927
35,461	Sky PLC	433,386
24,288	Smith & Nephew PLC	400,833
26,136	Smiths Group PLC	438,271
97,086	SSE PLC	1,954,141
17,556	St. James’s Place PLC	215,842
448,951	Standard Chartered PLC	3,603,854
194,461	Standard Life PLC	782,045
53,612	Subsea 7 SA(a)	574,444
33,642	Tate & Lyle PLC	322,939
83,258	Taylor Wimpey PLC	171,008
1,198,930	Tesco PLC(a)	2,483,239
203,083	Thomas Cook Group PLC(a)	175,262
13,123	Travis Perkins PLC	271,805

106,979	Tullow Oil PLC(a)	$280,805
54,053	Unilever NV CVA	2,504,530
42,000	Unilever PLC	1,970,400
34,353	United Utilities Group PLC	463,859
2,627,352	Vodafone Group PLC	8,007,476
19,061	Weir Group PLC (The)	370,752
5,559	Whitbread PLC	284,821
37,357	William Hill PLC	158,667
332,457	WM Morrison Supermarkets PLC	820,127
55,086	WPP PLC	1,241,878

		140,937,637

	United States - 0.2%
7,175	Carnival PLC	346,946
6,883	QIAGEN NV(a)	180,685
8,915	Shire PLC	576,553
17,700	Thomson Reuters Corp.	746,656
4,629	Valeant Pharmaceuticals International, Inc.(a)	103,226

		1,954,066

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,025,912,565) - 99.9%	938,190,514

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.6%
5,651,668	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $5,651,668)	5,651,668

	Total Investments (Cost $1,031,564,233)(f) - 100.5%	943,842,182
	Other assets less liabilities - (0.5)%	(5,124,215)

	Net Assets - 100.0%	$938,717,967

Investment Abbreviations:

ADR - American Depositary Receipt

BR - Bearer Shares

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $923,748, which represented less than 1% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Schedule of Investments

(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,050,547,378. The net unrealized depreciation was $106,705,196, which consisted of aggregate gross unrealized appreciation of $44,324,998 and aggregate gross unrealized depreciation of $151,030,194.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 6.0%
32,190	Abacus Property Group REIT	$77,557
39,189	Adelaide Brighton Ltd.	176,033
82,200	ALS Ltd.	318,628
112,064	Alumina Ltd.	112,856
10,906	Ansell Ltd.	160,560
60,640	Ardent Leisure Group	97,710
15,710	Aristocrat Leisure Ltd.	190,330
155,202	AusNet Services	208,791
40,027	Australian Agricultural Co. Ltd.(a)	61,758
51,111	Australian Pharmaceutical Industries Ltd.	74,586
31,327	Automotive Holdings Group Ltd.	102,621
18,399	Aveo Group	48,945
149,778	AWE Ltd.(a)	100,178
9,299	Bapcor Ltd.	40,427
248,719	Beach Energy Ltd.	104,917
9,934	Bega Cheese Ltd.	46,812
8,289	Breville Group Ltd.	50,463
4,582	Brickworks Ltd.	52,343
7,161	BT Investment Management Ltd.	48,930
27,810	BWP Trust REIT	80,955
15,201	Cabcharge Australia Ltd.	45,752
7,184	carsales.com Ltd.	69,399
17,045	Charter Hall Group REIT	72,289
27,487	Charter Hall Retail REIT	100,488
134,373	Cleanaway Waste Management Ltd.	87,321
2,294	Cochlear Ltd.	231,422
128,405	Cromwell Property Group REIT	107,842
83,061	CSR Ltd.	242,421
84,699	Downer EDI Ltd.	268,446
20,972	DSHE Holdings Ltd.	0
22,207	DuluxGroup Ltd.	112,073
320,834	Fairfax Media Ltd.	256,042
28,723	FlexiGroup Ltd.	43,662
4,184	Flight Centre Travel Group Ltd.	102,366
20,106	G8 Education Ltd.	58,681
68,778	Genworth Mortgage Insurance Australia Ltd.	153,688
28,257	GrainCorp Ltd., Class A	182,123
14,950	GUD Holdings Ltd.	114,196
35,970	GWA Group Ltd.	57,685
38,307	Harvey Norman Holdings Ltd.	140,918
62,759	Healthscope Ltd.	141,192
42,999	Investa Office Fund REIT	149,681
6,553	InvoCare Ltd.	72,966
26,082	IOOF Holdings Ltd.	179,205
8,780	IRESS Ltd.	75,408
17,718	Japara Healthcare Ltd.	34,878
11,523	JB Hi-Fi Ltd.	227,184
10,942	Mantra Group Ltd.	29,856
4,424	McMillan Shakespeare Ltd.	47,411
34,011	Mineral Resources Ltd.	253,848
16,802	Monadelphous Group Ltd.	134,472

185,885	Myer Holdings Ltd.	$188,611
23,412	Navitas Ltd.	105,698
12,825	NIB Holdings Ltd.	45,132
96,209	Nine Entertainment Co. Holdings Ltd.	80,070
18,936	Nufarm Ltd.	119,168
32,584	OceanaGold Corp.	117,938
85,354	Orora Ltd.	186,186
14,833	Pact Group Holdings Ltd.	64,148
3,186	Perpetual Ltd.	110,179
8,882	Platinum Asset Management Ltd.	40,910
7,169	Premier Investments Ltd.	88,379
99,260	Primary Health Care Ltd.	308,560
61,885	Programmed Maintenance Services Ltd.	96,893
46,429	Qube Holdings Ltd.	89,985
4,916	Ramsay Health Care Ltd.	294,391
10,550	Retail Food Group Ltd.	46,267
20,105	SAI Global Ltd.	54,400
12,429	Seek Ltd.	157,759
19,516	Seven Group Holdings Ltd.	101,607
138,745	Seven West Media Ltd.	109,144
46,650	Shopping Centres Australasia Property Group REIT	84,741
80,652	Sigma Pharmaceuticals Ltd.	79,383
63,100	Slater & Gordon Ltd.	19,423
76,949	Southern Cross Media Group Ltd.	73,691
171,747	Spotless Group Holdings Ltd.	155,991
13,657	Super Retail Group Ltd.	101,724
41,921	Sydney Airport	240,877
12,236	Tassal Group Ltd.	38,316
6,431	TPG Telecom Ltd.	62,711
32,357	Treasury Wine Estates Ltd.	237,322
12,336	Village Roadshow Ltd.	50,443
112,977	Virgin Australia Holdings Ltd.(a)	0
7,677	Virtus Health Ltd.	45,104
31,556	Western Areas Ltd.	65,477
155,746	Whitehaven Coal Ltd.(a)	199,461

		9,808,404

	Austria - 0.9%
1,910	ams AG	63,538
4,478	BUWOG AG	108,613
7,149	CA Immobilien Anlagen AG	134,305
4,812	Conwert Immobilien Invest SE	79,182
796	Lenzing AG	83,441
372	Mayr-Melnhof Karton AG	40,792
4,064	Oesterreichische Post AG	141,836
3,263	RHI AG	67,741
1,077	Schoeller-Bleckmann Oilfield Equipment AG	66,047
14,209	Telekom Austria AG	83,641
17,059	UNIQA Insurance Group AG	105,682
10,865	Verbund AG	170,097
8,122	Vienna Insurance Group AG Wiener Versicherung Gruppe	161,304
12,481	Wienerberger AG	192,605
3,049	Zumtobel AG	46,285

		1,545,109

	Belgium - 1.6%
1,438	Ackermans & van Haaren NV	174,071
47,301	AGFA-Gevaert NV(a)	170,955
680	Barco NV	52,339
1,734	Befimmo SA REIT	117,778
5,552	Bekaert SA NV	254,456
8,280	bpost SA	216,895
1,830	Cofinimmo SA REIT	228,480
520	Compagnie d’Entreprises CFE SA	47,915
3,784	D’Ieteren SA/NV	165,873

Schedule of Investments

2,204	Elia System Operator SA	$117,476
6,825	Euronav SA	58,767
1,135	EVS Broadcast Equipment SA	38,318
1,086	Gimv NV	58,997
10,721	Nyrstar NV(a)	97,756
3,770	Ontex Group NV	136,192
5,549	Orange Belgium SA(a)	134,528
1,210	Sofina SA	161,896
3,641	Telenet Group Holding NV(a)	172,735
2,293	Tessenderlo Chemie NV(a)	77,976
649	Warehouses De Pauw SCA REIT	66,928

		2,550,331

	Cambodia - 0.0%
97,405	NagaCorp Ltd.	66,527

	Canada - 9.4%
12,639	Advantage Oil & Gas Ltd.(a)	80,057
11,370	Aecon Group, Inc.	151,623
30,628	Aimia, Inc.	201,752
16,257	Alamos Gold, Inc., Class A	151,967
11,006	Algonquin Power & Utilities Corp.	103,051
7,401	Allied Properties Real Estate Investment Trust REIT	224,859
5,862	Amaya, Inc.(a)(b)	90,849
23,171	Artis Real Estate Investment Trust REIT	242,540
147,468	Athabasca Oil Corp.(a)(b)	139,094
7,491	ATS Automation Tooling Systems, Inc.(a)	57,272
4,342	AutoCanada, Inc.	70,755
79,002	B2Gold Corp.(a)(b)	247,781
15,250	Birchcliff Energy Ltd.(a)(b)	110,395
4,763	Boardwalk Real Estate Investment Trust REIT	204,867
5,667	Bonterra Energy Corp.(b)	107,556
18,359	CAE, Inc.	245,247
15,356	Canaccord Genuity Group, Inc.	55,699
10,474	Canadian Apartment Properties REIT	262,242
24,916	Canadian Energy Services & Technology Corp.	67,255
9,770	Canadian Western Bank(b)	188,949
12,072	Canfor Corp.(a)	143,488
14,931	Cascades, Inc.	111,978
901	CCL Industries, Inc., Class B	161,469
19,772	Centerra Gold, Inc.	116,747
14,253	Chartwell Retirement Residences	173,347
4,113	Cineplex, Inc.	160,477
1,003	Cogeco Communications, Inc.	49,425
1,672	Colliers International Group, Inc.	69,108
226	Constellation Software, Inc.	92,114
21,227	Corus Entertainment, Inc., Class B	209,983
9,263	Cott Corp.	138,229
30,762	Crew Energy, Inc.(a)	130,450
6,119	Detour Gold Corp.(a)	160,195
6,850	DH Corp.	169,405
2,046	Dollarama, Inc.	151,467
10,815	Dominion Diamond Corp.	99,438
3,721	Dorel Industries, Inc., Class B	107,431
6,587	Dream Unlimited Corp., Class A(a)	42,935
11,144	Element Financial Corp.	119,810
2,804	Emera, Inc.	104,673
12,053	Enerflex Ltd.	105,552
27,316	Ensign Energy Services, Inc.	151,028
48,742	Entertainment One Ltd.	127,682
17,309	Extendicare, Inc.	108,973
8,163	First Capital Realty, Inc.	145,163
11,054	First Majestic Silver Corp.(a)(b)	191,912
6,679	Genworth MI Canada, Inc.(b)	178,595

8,131	Gildan Activewear, Inc.	$238,870
4,195	Granite Real Estate Investment Trust REIT	130,735
2,504	Great Canadian Gaming Corp.(a)	35,754
6,091	Home Capital Group, Inc.	129,756
50,208	HudBay Minerals, Inc.	250,645
16,838	Hudson’s Bay Co.	211,887
7,941	Innergex Renewable Energy, Inc.	95,240
5,460	Jean Coutu Group (PJC), Inc. (The), Class A	79,175
34,078	Just Energy Group, Inc.	211,934
13,442	Kelt Exploration Ltd.(a)	45,973
4,150	Laurentian Bank of Canada	154,060
3,970	Linamar Corp.	157,789
1,669	MacDonald Dettwiler & Associates Ltd.	109,607
5,808	Manitoba Telecom Services, Inc.	171,784
7,167	Maple Leaf Foods, Inc.	163,340
14,335	Martinrea International, Inc.	95,746
66,665	MEG Energy Corp.(a)	282,702
3,662	Morguard Real Estate Investment Trust REIT	44,088
13,986	Mullen Group Ltd.	168,383
23,317	Nevsun Resources Ltd.	77,244
52,982	New Gold, Inc.(a)	275,463
3,117	Norbord, Inc.	78,639
4,516	North West Co., Inc. (The)	105,623
7,670	Northland Power, Inc.	144,278
6,446	Northview Apartment Real Estate Investment Trust REIT	111,614
13,606	Nuvista Energy Ltd.(a)	66,045
3,086	Open Text Corp.	188,277
11,526	Pan American Silver Corp.	225,208
9,336	Paramount Resources Ltd., Class A(a)	88,059
12,450	Parkland Fuel Corp.(b)	221,208
5,264	Pason Systems, Inc.	70,601
222,190	Pengrowth Energy Corp.(b)	332,250
8,343	Peyto Exploration & Development Corp.	237,357
5,219	Raging River Exploration, Inc.(a)	41,422
3,440	Restaurant Brands International, Inc.	154,108
3,703	Ritchie Bros Auctioneers, Inc.	122,955
14,671	Russel Metals, Inc.	265,508
12,057	Secure Energy Services, Inc.	72,580
16,121	SEMAFO, Inc.(a)	86,907
5,855	Seven Generations Energy Ltd., Class A(a)	123,022
6,659	ShawCor Ltd.	152,069
2,756	Sierra Wireless, Inc.(a)	49,031
5,901	Silver Standard Resources, Inc.(a)(b)	82,448
4,703	Stantec, Inc.(b)	119,843
1,209	Stella-Jones, Inc.	43,157
26,340	Superior Plus Corp.(b)	230,466
4,212	TMX Group Ltd.	188,144
10,640	TORC Oil & Gas Ltd.	57,604
4,435	Toromont Industries Ltd.	133,317
9,567	Transcontinental, Inc., Class A	137,997
12,215	TransForce, Inc.	239,701
75,648	Turquoise Hill Resources Ltd.(a)	269,747
32,156	Veresen, Inc.(b)	272,477
3,485	Waste Connections, Inc.	259,975
5,275	West Fraser Timber Co. Ltd.	181,463
7,913	Westshore Terminals Investment Corp.	115,414
27,763	Whitecap Resources, Inc.	206,298
1,100	Winpak Ltd.	37,579
6,358	WSP Global, Inc.	190,830

		15,358,280

	China - 0.7%
19,123	AAC Technologies Holdings, Inc.	178,417

Schedule of Investments

207,008	China Travel International Investment Hong Kong Ltd.	$58,688
293,380	FIH Mobile Ltd.	99,810
33,833	Minth Group Ltd.	109,435
2,230,814	Semiconductor Manufacturing International Corp.(a)	181,111
471,301	Shui On Land Ltd.	126,936
83,406	SITC International Holdings Co. Ltd.	49,335
78,257	Uni-President China Holdings Ltd.	60,004
294,508	Yangzijiang Shipbuilding Holdings Ltd.	190,769
133,818	Yingde Gases Group Co. Ltd.	47,596

		1,102,101

	Colombia - 0.2%
58,504	Gran Tierra Energy, Inc.(a)	162,405
10,432	Parex Resources, Inc.(a)	101,276

		263,681

	Denmark - 1.0%
5,329	Alm. Brand A/S	36,133
1,665	Chr. Hansen Holding A/S	104,784
2,249	Coloplast A/S, Class B	176,500
2,200	DFDS A/S	100,583
5,948	GN Store Nord A/S	112,406
2,402	H. Lundbeck A/S(a)	97,684
2,792	Matas A/S	49,322
2,433	NKT Holding A/S	125,574
398	Rockwool International A/S, Class B	75,394
1,455	Royal Unibrew A/S	66,937
860	Schouw & Co.	49,908
824	SimCorp A/S	42,665
6,495	Spar Nord Bank A/S	53,706
5,897	Sydbank A/S	158,431
5,541	Topdanmark A/S(a)	137,537
8,282	Tryg A/S	154,522
4,040	William Demant Holding A/S(a)	82,483

		1,624,569

	Faroe Islands - 0.0%
1,154	Bakkafrost P/F	44,980

	Finland - 1.7%
6,710	Amer Sports Oyj	190,438
5,245	Cargotec Oyj, Class B	235,137
8,280	Caverion Corp.	54,629
21,084	Citycon Oyj	52,719
2,629	Cramo Oyj	62,061
7,351	Finnair Oyj(a)	38,553
6,358	Huhtamaki Oyj	279,345
11,463	Kemira Oyj	150,746
7,739	Konecranes Oyj	233,143
17,169	Metsa Board Oyj, Class B	100,316
40,886	Outokumpu Oyj(a)	235,233
45,441	Outotec Oyj(a)(b)	219,823
7,298	Ramirent Oyj	61,860
10,780	Sanoma Oyj	86,493
25,352	Sponda Oyj	116,234
7,091	Tieto Oyj	204,106
4,800	Uponor Oyj	89,209
14,113	Valmet Oyj	184,332
29,596	YIT Oyj	201,057

		2,795,434

	France - 3.4%
1,706	Aeroports de Paris	181,464
1,598	Alten SA	110,828
7,527	Altran Technologies SA	109,254
611	bioMerieux	84,484
3,830	Bourbon Corp.(b)	45,313
8,720	Coface SA(a)	44,407

2,720	Dassault Systemes	$224,686
17,076	Derichebourg SA	55,529
4,509	Elis SA	81,431
6,289	Eramet(a)(b)	220,896
35,467	Etablissements Maurel et Prom(a)(b)	113,034
1,036	Euler Hermes Group	85,718
7,464	Europcar Groupe SA(a)(c)	61,648
1,105	Gaztransport Et Technigaz SA	31,602
849	Groupe Fnac SA(a)	52,302
11,205	Havas SA	94,426
498	Hermes International	214,291
682	Iliad SA	132,586
3,336	Imerys SA	236,662
1,583	Ingenico Group	173,532
1,476	Ipsen SA	96,309
4,889	Ipsos	161,116
3,249	JCDecaux SA	111,230
3,413	Korian SA	120,890
3,980	Mercialys SA REIT	93,018
8,509	Metropole Television SA	154,860
1,739	Orpea	153,724
3,818	Plastic Omnium SA	121,147
12,413	Rallye SA(b)	215,708
1,439	Remy Cointreau SA(b)	125,869
2,670	Rubis SCA	215,540
2,119	SEB SA	282,216
3,876	SFR Group SA	91,585
1,466	Societe BIC SA	216,723
21,639	Solocal Group(a)(b)	82,248
855	Sopra Steria Group	100,391
3,271	SPIE SA	62,219
1,915	Tarkett SA	61,695
26,476	Technicolor SA	166,568
18,166	Television Francaise 1	175,656
6,640	Ubisoft Entertainment SA(a)	272,690
1,334	Vicat SA	79,659
227	Virbac SA(a)	44,727
1,815	Worldline SA(a)(c)	54,303

		5,614,184

	Georgia - 0.1%
2,943	BGEO Group PLC	106,712

	Germany - 3.1%
12,024	Aixtron SE(a)	75,485
4,535	alstria office REIT-AG REIT	63,137
3,651	Axel Springer SE	200,095
2,491	BayWa AG	78,831
851	Bechtle AG	98,399
315	Bertrandt AG	34,439
589	Biotest AG	10,901
1,847	Biotest AG (Preference Shares)	28,162
2,394	Deutsche EuroShop AG	113,549
12,421	Deutsche Pfandbriefbank AG(c)	119,174
20,789	Deutz AG	95,732
4,801	Dic Asset AG	46,783
556	Draegerwerk AG & Co. KGaA	31,722
1,182	Draegerwerk AG & Co. KGaA (Preference Shares)	78,262
1,940	Drillisch AG(b)	77,068
1,020	Duerr AG	87,976
2,837	ElringKlinger AG(b)	51,759
971	Fielmann AG	75,052
3,537	Fraport AG Frankfurt Airport Services Worldwide	193,412
1,865	FUCHS PETROLUB SE	71,732

Schedule of Investments

3,611	FUCHS PETROLUB SE (Preference Shares)	$152,414
1,805	Gerresheimer AG	154,956
3,649	Gerry Weber International AG(b)	44,457
3,285	Hamburger Hafen und Logistik AG, Class A	52,512
59,636	Heidelberger Druckmaschinen AG(a)(b)	171,522
3,306	Hella KGAA Hueck & Co.	120,594
1,987	Indus Holding AG	98,489
3,320	Jenoptik AG	56,877
3,780	Jungheinrich AG (Preference Shares)	115,291
856	Krones AG	85,604
783	KUKA AG	95,177
124	KWS Saat SE	39,574
2,319	Nordex SE(a)	64,104
1,396	Norma Group SE	72,567
796	Pfeiffer Vacuum Technology AG	82,319
194	Puma SE	48,356
93	Rational AG	45,000
4,572	RHOEN KLINIKUM AG	134,718
592	Sartorius AG (Preference Shares)	47,320
5,714	SGL Carbon SE(a)(b)	69,616
1,527	Sixt SE	81,775
1,900	Sixt SE (Preference Shares)	78,156
799	SMA Solar Technology AG(b)	40,144
2,932	Software AG	118,263
5,536	STADA Arzneimittel AG(a)	298,853
7,926	TAG Immobilien AG	112,829
2,470	TLG Immobilien AG	55,324
3,495	United Internet AG	154,534
1,231	Vossloh AG(a)	76,055
2,106	Wacker Chemie AG	196,198
3,187	Wacker Neuson SE	56,933
3,022	Wincor Nixdorf AG(a)	188,872
1,926	Wirecard AG	89,575
1,517	Zalando SE(a)(c)	57,550

		4,988,198

	Hong Kong - 2.7%
16,247	ASM Pacific Technology Ltd.	120,702
233,328	Brightoil Petroleum Holdings Ltd.	68,556
13,573	Cafe de Coral Holdings Ltd.	45,652
131,144	Cathay Pacific Airways Ltd.	212,941
147,951	Champion REIT	85,416
15,395	Cheung Kong Infrastructure Holdings Ltd.	136,096
143,170	Chow Tai Fook Jewellery Group Ltd.	110,330
28,513	Dah Sing Banking Group Ltd.	53,352
9,446	Dah Sing Financial Holdings Ltd.	63,298
154,313	Esprit Holdings Ltd.(a)	123,690
185,071	First Pacific Co. Ltd.	143,574
97,901	Fortune Real Estate Investment Trust REIT	125,531
297,605	Global Brands Group Holding Ltd.(a)	26,079
63,064	Haitong International Securities Group Ltd.	38,034
44,754	Hang Lung Group Ltd.	144,759
11,807	Hopewell Holdings Ltd.	39,179
281,947	Huabao International Holdings Ltd.(a)	101,007
125,015	Ju Teng International Holdings Ltd.	39,792
30,685	Kerry Logistics Network Ltd.	43,813
74,744	Kerry Properties Ltd.	204,199
50,130	Luk Fook Holdings International Ltd.	127,264
87,068	Man Wah Holdings Ltd.	63,506
47,395	NWS Holdings Ltd.	77,445
21,061	Orient Overseas International Ltd.	74,637
369,060	Pacific Basin Shipping Ltd.(a)	41,377
42,094	Pacific Textile Holdings Ltd.	59,670
351,537	PCCW Ltd.	255,953
215,636	Pou Sheng International Holdings Ltd.(a)	61,690

109,361	Shangri-La Asia Ltd.	$117,395
139,079	Shun Tak Holdings Ltd.	44,986
32,306	SmarTone Telecommunications Holding Ltd.	57,535
16,784	Stella International Holdings Ltd.	28,723
254,029	Sun Art Retail Group Ltd.	176,447
69,950	Swire Properties Ltd.	194,707
50,548	Techtronic Industries Co. Ltd.	213,984
24,684	Television Broadcasts Ltd.	83,659
67,132	Texwinca Holdings Ltd.	52,772
170,946	Truly International Holdings Ltd.	92,963
12,425	VTech Holdings Ltd.	135,059
41,704	Wheelock & Co. Ltd.	223,301
222,253	Xinyi Glass Holdings Co. Ltd.	169,555
98,871	Yuexiu Real Estate Investment Trust REIT	59,246

		4,337,874

	India - 0.2%
46,709	Vedanta Resources PLC	355,659

	Ireland - 0.5%
26,580	C&C Group PLC	107,122
5,170	Glanbia PLC	99,584
31,638	Green REIT PLC REIT	51,937
19,173	Greencore Group PLC	83,394
24,076	Hibernia REIT PLC REIT	36,615
7,733	Irish Continental Group PLC	40,816
5,638	Kingspan Group PLC	129,593
11,789	Origin Enterprises PLC	71,201
350	Paddy Power Betfair PLC	40,893
15,976	UDG Healthcare PLC	123,344

		784,499

	Isle of Man - 0.0%
9,435	Gvc Holdings PLC	79,044

	Israel - 0.8%
5,801	Alony Hetz Properties & Investments Ltd. REIT	50,013
2,267	Azrieli Group Ltd.	99,509
1,462	B Communications Ltd.	36,172
9,989	Cellcom Israel Ltd.(a)	71,810
3,182	Delek Automotive Systems Ltd.	27,626
1,382	Elbit Systems Ltd.	139,164
3,719	First International Bank of Israel Ltd.	46,895
12,768	Gazit-Globe Ltd.	125,221
99,780	Israel Discount Bank Ltd., Class A(a)	171,789
11,453	Mizrahi Tefahot Bank Ltd.	138,918
1,631	Nice Ltd.	112,288
215,199	Oil Refineries Ltd.(a)	77,466
10,983	Partner Communications Co. Ltd.(a)	52,388
492	Paz Oil Co. Ltd.	80,163
27,255	Shikun & Binui Ltd.	48,111
2,211	Strauss Group Ltd.	35,433
4,512	Tower Semiconductor Ltd.(a)	61,547

		1,374,513

	Italy - 2.4%
5,485	ACEA SpA	76,363
7,885	Anima Holding SpA(c)	39,502
6,843	Ansaldo STS SpA	80,195
16,255	Astaldi SpA	71,109
3,571	ASTM SpA	39,853
12,635	Autogrill SpA	109,924
4,838	Azimut Holding SpA	76,066
419,891	Banca Carige SpA(a)	157,062
3,782	Banca Generali SpA	78,156
51,337	Banca Popolare di Sondrio Scarl	138,812
123,879	Beni Stabili SpA REIT	81,108

Schedule of Investments

1,545	Brembo SpA	$90,272
6,718	Buzzi Unicem SpA	134,622
3,852	Buzzi Unicem SpA RSP	42,364
7,465	Cementir Holding SpA	32,556
10,927	Cerved Information Solutions SpA	91,644
9,247	Credito Emiliano SpA	58,631
240,958	Credito Valtellinese SC	106,865
2,015	Danieli & C. Officine Meccaniche SpA	39,725
6,678	Danieli & C. Officine Meccaniche SpA RSP	98,947
13,501	Davide Campari-Milano SpA	139,425
2,964	De’Longhi SpA	74,079
810	DiaSorin SpA	50,996
656	Ei Towers SpA(a)	35,402
9,567	ERG SpA	110,728
4,878	Esprinet SpA	30,465
106,497	Fincantieri SpA(a)	46,445
4,858	Finecobank Banca Fineco SpA	28,846
662	Industria Macchine Automatiche SpA	39,050
3,980	Interpump Group SpA	64,445
74,121	Iren SpA	121,842
367	Italmobiliare SpA	15,858
985	Italmobiliare SpA RSP	33,639
2,828	MARR SpA	59,485
2,793	Moncler SpA	48,973
7,423	OVS SpA(c)	43,662
26,322	Parmalat SpA	69,230
26,819	Piaggio & C. SpA	49,154
40,765	Prada SpA	121,088
3,581	Recordati SpA	116,169
155,853	Rizzoli Corriere Della Sera Mediagroup SpA(a)	142,215
6,599	Safilo Group SpA(a)	52,430
68,056	Saipem SpA(a)	29,749
22,438	Salini Impregilo SpA	67,897
1,977	Salvatore Ferragamo SpA	46,559
115,549	Saras SpA	198,729
26,316	Societa Cattolica di Assicurazioni SCRL	185,543
7,821	Societa Iniziative Autostradali e Servizi SpA	71,147
1,083	Tod’s SpA	63,642
32,858	TREVI - Finanziaria Industriale SpA(a)	43,100

		3,843,768

	Japan - 35.2%
45,561	77 Bank Ltd. (The)	176,491
932	ABC-Mart, Inc.	60,020
8,440	Accordia Golf Co. Ltd.	98,742
15,299	ACOM Co. Ltd.(a)	73,147
2,272	Adastria Co. Ltd.	71,385
11,326	ADEKA Corp.	151,404
10,034	Advantest Corp.	134,328
1,386	AEON DELIGHT Co. Ltd.	42,398
7,827	AEON Financial Service Co. Ltd.	182,071
10,641	AEON Mall Co. Ltd.	144,323
4,641	Aica Kogyo Co. Ltd.	113,438
24,672	Aichi Steel Corp.	123,980
5,629	Aida Engineering Ltd.	47,345
26,608	Aiful Corp.(a)	80,744
1,524	Ain Holdings, Inc.	105,432
7,236	Aisan Industry Co. Ltd.	52,601
21,855	Akebono Brake Industry Co. Ltd.(a)(b)	45,209
3,297	Alpen Co. Ltd.(b)	57,231
7,375	Alpine Electronics, Inc.	80,813
5,881	Amano Corp.	95,774
16,943	Anritsu Corp.	99,193
5,630	AOKI Holdings, Inc.	63,285

5,112	Aoyama Trading Co. Ltd.	$189,296
4,112	Arcs Co. Ltd.	106,607
6,673	Asahi Diamond Industrial Co. Ltd.	51,894
5,037	Asahi Holdings, Inc.	86,354
6,392	Asatsu-DK, Inc.	150,624
27,585	Ashikaga Holdings Co. Ltd.	92,861
9,192	ASICS Corp.	170,682
1,385	ASKUL Corp.	48,178
9,006	Autobacs Seven Co. Ltd.	131,111
5,561	Avex Group Holdings, Inc.	65,819
12,588	Awa Bank Ltd. (The)	77,873
1,322	Axial Retailing, Inc.	44,439
7,462	Azbil Corp.	226,805
11,188	Bank of Nagoya Ltd. (The)	38,754
5,789	Bank of The Ryukyus Ltd.	64,055
27,271	Bic Camera, Inc.(b)	243,213
1,016	BML, Inc.	48,775
4,631	Bunka Shutter Co. Ltd.	38,364
1,876	Calbee, Inc.	82,556
29,169	Calsonic Kansei Corp.	228,548
3,352	Canon Electronics, Inc.	51,285
5,898	Canon Marketing Japan, Inc.	102,266
3,213	Capcom Co. Ltd.	65,962
3,282	Cawachi Ltd.	76,858
27,684	Central Glass Co. Ltd.	120,477
3,099	Century Tokyo Leasing Corp.	108,556
8,748	Chiba Kogyo Bank Ltd. (The)	37,131
2,457	Chiyoda Co. Ltd.	58,281
21,747	Chiyoda Corp.	154,479
2,511	Chudenko Corp.	53,829
20,929	Chugoku Bank Ltd. (The)	238,728
9,461	Chugoku Marine Paints Ltd.	64,344
6,854	CKD Corp.	64,671
9,891	CMK Corp.(a)	47,001
6,057	Coca-Cola East Japan Co. Ltd.	117,434
7,368	Coca-Cola West Co. Ltd.	204,321
2,732	cocokara fine, Inc.	97,433
2,902	Colowide Co. Ltd.(b)	54,169
11,319	COMSYS Holdings Corp.	189,635
396	Cosmos Pharmaceutical Corp.	83,076
1,910	CyberAgent, Inc.	108,280
5,543	Daibiru Corp.	53,816
6,602	Daifuku Co. Ltd.	139,918
12,963	Daihen Corp.	67,417
11,142	Daiho Corp.	62,187
37,050	Daikyo, Inc.	65,434
2,811	Daikyonishikawa Corp.	40,484
15,312	Daio Paper Corp.(b)	173,462
2,812	Daiseki Co. Ltd.	51,090
21,401	Daishi Bank Ltd. (The)	82,275
38,591	Daiwabo Holdings Co. Ltd.	90,373
20,914	DCM Holdings Co. Ltd.(b)	179,581
11,358	DeNA Co. Ltd.	293,467
2,442	Descente Ltd.	27,402
5,290	Dexerials Corp.	43,049
1,023	DISCO Corp.	106,008
1,961	DMG Mori AG	93,625
12,783	DMG Mori Co. Ltd.	136,081
2,152	Doshisha Co. Ltd.	45,293
2,992	Doutor Nichires Holdings Co. Ltd.	57,455
40,414	Dowa Holdings Co. Ltd.	214,916
1,827	DTS Corp.	36,367
5,304	Duskin Co. Ltd.	96,883
1,254	DyDo Drinco, Inc.	65,340
3,539	Eagle Industry Co. Ltd.	45,444
1,385	Earth Chemical Co. Ltd.	66,017

Schedule of Investments

18,417	EDION Corp.(b)	$154,366
1,635	EIZO Corp.	44,893
5,620	EXEDY Corp.	134,351
2,503	Ezaki Glico Co. Ltd.	150,446
4,814	F.C.C. Co. Ltd.	94,697
3,698	FamilyMart Co. Ltd.	218,665
3,600	Fancl Corp.	60,454
39,568	FIDEA Holdings Co. Ltd.	59,457
4,249	Foster Electric Co. Ltd.	83,085
1,697	FP Corp.	88,919
7,824	Fuji Machine Manufacturing Co. Ltd.	80,694
5,232	Fuji Media Holdings, Inc.	62,844
5,095	Fuji Oil Holdings, Inc.	112,007
1,793	Fuji Seal International, Inc.	71,118
2,867	Fuji Soft, Inc.	71,783
7,023	Fujitec Co. Ltd.	68,253
5,260	Fujitsu General Ltd.	123,949
20,514	Fukuyama Transporting Co. Ltd.(b)	116,497
5,693	Funai Electric Co. Ltd.(b)	49,384
47,471	Furukawa Co. Ltd.	78,281
4,444	Futaba Corp.	83,169
2,593	Fuyo General Lease Co. Ltd.	118,916
6,501	Geo Holdings Corp.	94,516
4,730	Glory Ltd.	132,459
3,154	GMO Internet, Inc.	41,300
23,307	Godo Steel Ltd.	39,343
15,161	Gree, Inc.	76,926
49,641	GS Yuasa Corp.	204,890
4,476	G-Tekt Corp.	69,006
17,800	GungHo Online Entertainment, Inc.(b)	40,468
19,182	Gunze Ltd.	55,402
12,740	H2O Retailing Corp.	168,938
5,585	Hamamatsu Photonics K.K.	166,212
34,242	Hanwa Co. Ltd.	185,101
22,629	Hazama Ando Corp.	140,210
5,310	Heiwa Corp.	109,532
5,568	Heiwa Real Estate Co. Ltd.	74,052
4,720	Heiwado Co. Ltd.	91,835
1,922	Hikari Tsushin, Inc.	160,346
1,677	Hirose Electric Co. Ltd.	209,942
3,161	HIS Co. Ltd.	84,635
3,817	Hisamitsu Pharmaceutical Co., Inc.	216,763
4,436	Hitachi Capital Corp.	82,240
12,454	Hitachi Chemical Co. Ltd.	262,970
6,341	Hitachi High-Technologies Corp.	218,410
6,842	Hitachi Koki Co. Ltd.	46,332
4,701	Hitachi Kokusai Electric, Inc.	75,869
8,468	Hitachi Maxell Ltd.	142,944
7,402	Hitachi Transport System Ltd.	145,606
33,804	Hitachi Zosen Corp.	173,168
953	Hogy Medical Co. Ltd.	61,466
28,153	Hokkoku Bank Ltd. (The)	89,004
20,048	Hokuetsu Kishu Paper Co. Ltd.	142,411
2,303	Hokuto Corp.	42,898
3,500	Horiba Ltd.	165,634
1,185	Hoshizaki Corp.	108,111
8,562	Hosiden Corp.	53,050
6,775	House Foods Group, Inc.	166,722
8,860	Hulic Co. Ltd.	92,849
18,385	Hyakugo Bank Ltd. (The)	71,398
14,320	Hyakujushi Bank Ltd. (The)	48,206
4,175	IBJ Leasing Co. Ltd.	76,383
3,614	Idom, Inc.(b)	18,478
9,984	Iino Kaiun Kaisha Ltd.	36,532
2,185	Inaba Denki Sangyo Co. Ltd.	80,164
3,353	Inabata & Co. Ltd.	33,797

2,351	Internet Initiative Japan, Inc.	$49,871
35,684	Iseki & Co. Ltd.(b)	78,342
112,750	Ishihara Sangyo Kaisha Ltd.(a)	73,711
5,007	Ito EN Ltd.	185,408
7,522	Itochu Enex Co. Ltd.	64,956
5,038	ITOCHU Techno-Solutions Corp.	121,962
16,060	Itoham Yonekyu Holdings, Inc.(a)	165,795
5,707	Itoki Corp.	32,521
37,634	Iwatani Corp.	219,962
29,608	Iyo Bank Ltd. (The)	193,275
3,453	Izumi Co. Ltd.	150,775
9,022	J Trust Co. Ltd.(b)	68,401
28,145	Jaccs Co. Ltd.	131,271
2,321	JAFCO Co. Ltd.	61,691
2,093	Japan Airport Terminal Co. Ltd.(b)	93,535
9,231	Japan Aviation Electronics Industry Ltd.(b)	137,449
13,576	Japan Exchange Group, Inc.	194,728
7,125	Japan Petroleum Exploration Co. Ltd.	149,056
12,528	Japan Securities Finance Co. Ltd.	51,097
53,905	Japan Steel Works Ltd. (The)	243,002
6,408	Japan Wool Textile Co. Ltd. (The)	45,081
3,129	Joyful Honda Co. Ltd.	78,984
4,678	Juki Corp.	40,762
25,956	Juroku Bank Ltd. (The)	74,714
54,317	JVC KENWOOD Corp.	126,670
5,302	Kagome Co. Ltd.	144,442
1,932	Kakaku.com, Inc.	40,380
1,346	Kaken Pharmaceutical Co. Ltd.(b)	89,703
19,713	Kamigumi Co. Ltd.	178,886
2,941	Kanamoto Co. Ltd.	61,727
15,684	Kandenko Co. Ltd.	153,496
95,388	Kanematsu Corp.	157,297
12,334	Kansai Paint Co. Ltd.	260,797
4,748	Kasai Kogyo Co. Ltd.	47,765
3,252	Kato Sangyo Co. Ltd.	78,662
12,486	Kato Works Co. Ltd.	54,094
29,251	Keihan Holdings Co. Ltd.	210,923
8,185	Keihin Corp.	130,021
13,481	Keisei Electric Railway Co. Ltd.	177,844
16,373	Keiyo Bank Ltd. (The)	70,454
8,355	Kenedix, Inc.	33,996
9,608	Kewpie Corp.	296,720
6,102	Kikkoman Corp.	217,620
15,307	Kinden Corp.	186,101
5,547	Kintetsu World Express, Inc.	77,940
9,131	Kinugawa Rubber Industrial Co. Ltd.	69,317
2,638	Kissei Pharmaceutical Co. Ltd.	60,670
12,212	Kitz Corp.	66,014
6,589	Kiyo Bank Ltd. (The)	96,824
23,394	KNT-CT Holdings Co. Ltd.(a)	31,957
2,661	Kobayashi Pharmaceutical Co. Ltd.	126,838
2,443	Koei Tecmo Holdings Co. Ltd.	42,741
7,384	Kohnan Shoji Co. Ltd.	152,241
10,902	Kokuyo Co. Ltd.	161,054
5,152	Komeri Co. Ltd.	116,628
5,162	Komori Corp.	58,226
6,779	Konami Holdings Corp.	263,924
5,253	Konoike Transport Co. Ltd.	61,251
882	Kose Corp.	82,447
14,200	K’s Holdings Corp.(b)	263,951
36,314	Kumagai Gumi Co. Ltd.	121,891
29,677	Kureha Corp.	124,227
7,368	Kuroda Electric Co. Ltd.	135,807
47,970	KYB Corp.	172,717
3,353	Kyoei Steel Ltd.	65,336
4,199	Kyokuto Kaihatsu Kogyo Co. Ltd.	43,717

Schedule of Investments

4,549	KYORIN Holdings, Inc.	$98,140
536	Kyoritsu Maintenance Co. Ltd.	39,696
12,286	Kyowa Exeo Corp.	160,880
3,647	Kyudenko Corp.(b)	128,109
2,238	Life Corp.(b)	66,058
6,008	Lintec Corp.	128,209
15,783	Lion Corp.	239,783
3,039	Mabuchi Motor Co. Ltd.	139,963
17,903	Maeda Corp.	162,985
7,143	Maeda Road Construction Co. Ltd.	135,981
11,750	Makino Milling Machine Co. Ltd.	67,071
1,176	Mandom Corp.	52,038
5,370	Maruha Nichiro Corp.	136,549
4,646	Maruichi Steel Tube Ltd.	172,721
3,662	Marusan Securities Co. Ltd.	30,587
5,941	Matsui Securities Co. Ltd.	52,462
3,771	Matsumotokiyoshi Holdings Co. Ltd.	167,972
7,769	Megmilk Snow Brand Co. Ltd.	269,870
22,841	Meidensha Corp.	78,674
1,542	Meitec Corp.	51,683
31,175	Minebea Co. Ltd.	251,566
1,909	Ministop Co. Ltd.	32,057
4,996	Miraca Holdings, Inc.	230,581
11,920	Mirait Holdings Corp.	127,359
8,827	Misawa Homes Co. Ltd.	65,286
10,304	MISUMI Group, Inc.	191,230
7,441	Mitsuba Corp.	89,160
12,556	Mitsubishi Logistics Corp.	176,422
1,018	Mitsubishi Pencil Co. Ltd.	50,063
1,522	Mitsubishi Shokuhin Co. Ltd.	42,073
48,025	Mitsubishi UFJ Lease & Finance Co. Ltd.	196,346
5,086	Mitsuboshi Belting Ltd.	42,828
8,138	Mitsui Sugar Co. Ltd.	40,656
23,387	Mitsui-Soko Holdings Co. Ltd.	62,298
19,041	Mitsumi Electric Co. Ltd.(a)(b)	96,612
3,463	Miura Co. Ltd.	79,779
940	Mochida Pharmaceutical Co. Ltd.	72,001
2,873	Modec, Inc.	45,134
19,762	Monex Group, Inc.(b)	49,171
12,688	Morinaga & Co. Ltd.	83,939
39,743	Morinaga Milk Industry Co. Ltd.	295,499
1,350	MOS Food Services, Inc.	39,505
3,624	Musashi Seimitsu Industry Co. Ltd.	75,107
3,218	Musashino Bank Ltd. (The)	81,671
8,969	Nabtesco Corp.	242,330
27,643	Nachi-Fujikoshi Corp.	91,438
11,759	Nagase & Co. Ltd.	138,490
13,465	Namura Shipbuilding Co. Ltd.	77,254
33,727	Nankai Electric Railway Co. Ltd.	187,582
13,224	Nanto Bank Ltd. (The)	52,259
3,927	NEC Networks & System Integration Corp.	72,382
19,062	NET One Systems Co. Ltd.	129,269
5,121	Nexon Co. Ltd.	76,951
15,168	Nichias Corp.	123,434
10,679	Nichicon Corp.	80,026
4,061	Nichiha Corp.	79,370
10,168	Nichiigakkan Co. Ltd.(b)	72,228
2,373	Nichi-iko Pharmaceutical Co. Ltd.	51,612
25,428	Nichirei Corp.	243,152
2,456	Nifco, Inc.	139,234
4,181	Nihon Kohden Corp.	117,085
8,540	Nihon Parkerizing Co. Ltd.	103,912
5,904	Nihon Unisys Ltd.	80,940
8,306	Nikkiso Co. Ltd.	58,677
4,970	Nikkon Holdings Co. Ltd.	100,190
7,528	Nippo Corp.	138,903

54,044	Nippon Chemi-Con Corp.	$80,155
31,762	Nippon Denko Co. Ltd.	52,686
2,975	Nippon Densetsu Kogyo Co. Ltd.	60,147
12,606	Nippon Flour Mills Co. Ltd.	92,376
3,460	Nippon Gas Co. Ltd.	82,478
17,810	Nippon Kayaku Co. Ltd.	185,772
128,991	Nippon Light Metal Holdings Co. Ltd.	294,520
7,976	Nippon Paint Holdings Co. Ltd.	221,415
6,572	Nippon Road Co. Ltd. (The)	27,190
5,657	Nippon Seiki Co. Ltd.	94,500
1,800	Nippon Shinyaku Co. Ltd.	99,410
3,540	Nippon Shokubai Co. Ltd.	225,557
8,569	Nippon Signal Co. Ltd.	82,442
20,030	Nippon Soda Co. Ltd.	88,927
22,011	Nippon Steel & Sumikin Bussan Corp.	75,815
39,777	Nippon Suisan Kaisha Ltd.	198,332
6,925	Nippon Synthetic Chemical Industry Co. Ltd. (The)	43,448
2,725	Nippon Television Holdings, Inc.	46,079
58,225	Nippon Yakin Kogyo Co. Ltd.	77,266
16,933	Nipro Corp.	211,817
35,268	Nishimatsu Construction Co. Ltd.	175,505
117,008	Nishi-Nippon City Bank Ltd. (The)	229,483
27,865	Nishi-Nippon Railroad Co. Ltd.	146,007
2,083	Nishio Rent All Co. Ltd.	50,833
7,373	Nissan Chemical Industries Ltd.	236,690
5,734	Nissan Shatai Co. Ltd.	58,132
3,006	Nissha Printing Co. Ltd.(b)	59,953
13,332	Nisshin Oillio Group Ltd. (The)	63,092
19,830	Nisshinbo Holdings, Inc.	185,946
6,509	Nissin Kogyo Co. Ltd.	97,363
1,314	Nitta Corp.	32,989
16,654	Nitto Boseki Co. Ltd.	60,938
2,970	Nitto Kogyo Corp.	41,093
13,920	NOF Corp.	121,156
5,482	Nomura Research Institute Ltd.	194,706
5,107	Noritz Corp.	100,361
55,561	North Pacific Bank Ltd.	183,243
2,059	NS Solutions Corp.	39,217
2,396	NSD Co. Ltd.	39,861
7,772	NTT Urban Development Corp.	83,647
1,803	OBIC Co. Ltd.	106,085
28,219	Ogaki Kyoritsu Bank Ltd. (The)	93,894
2,920	Oiles Corp.	52,368
6,152	Okabe Co. Ltd.	48,023
4,068	Okamoto Industries, Inc.	42,274
7,552	Okamura Corp.	78,700
24,160	Okasan Securities Group, Inc.	123,529
151,861	Oki Electric Industry Co. Ltd.	208,932
5,100	Okinawa Electric Power Co., Inc. (The)	102,712
13,439	OKUMA Corp.	104,118
19,427	Okumura Corp.	115,631
22,748	Onward Holdings Co. Ltd.	157,151
1,222	Oracle Corp. Japan	74,642
31,041	Orient Corp.(a)	58,759
4,861	OSG Corp.(b)	81,392
3,425	Otsuka Corp.	176,789
6,096	Pacific Industrial Co. Ltd.	69,356
20,947	Pacific Metals Co. Ltd.(a)(b)	57,025
7,726	Paltac Corp.	153,035
9,742	PanaHome Corp.	77,472
1,441	Paramount Bed Holdings Co. Ltd.	54,977
4,485	Park24 Co. Ltd.	152,731
35,344	Penta-Ocean Construction Co. Ltd.	216,578
2,810	Pigeon Corp.	70,740
1,260	Pilot Corp.	55,448

Schedule of Investments

99,355	Pioneer Corp.(a)	$183,228
2,890	Plenus Co. Ltd.(b)	51,576
824	Pola Orbis Holdings, Inc.	81,688
15,317	Press Kogyo Co. Ltd.	57,092
27,887	Prima Meat Packers Ltd.	88,979
3,643	Raito Kogyo Co. Ltd.	42,834
5,181	Relia, Inc.	50,099
350	Relo Group, Inc.	54,915
3,300	Resorttrust, Inc.	75,509
1,415	Ricoh Leasing Co. Ltd.	36,519
2,009	Rinnai Corp.	198,577
5,491	Rohto Pharmaceutical Co. Ltd.	95,691
11,323	Round One Corp.	76,897
2,147	Royal Holdings Co. Ltd.	40,307
25,778	Ryobi Ltd.	124,004
659	Ryohin Keikaku Co. Ltd.	147,445
4,733	Ryosan Co. Ltd.	147,322
2,123	Saizeriya Co. Ltd.	47,334
5,281	SAKATA INX Corp.	67,813
1,460	Sakata Seed Corp.(b)	36,156
1,257	San-A Co. Ltd.	63,043
7,120	San-Ai Oil Co. Ltd.	48,076
40,063	Sanden Holdings Corp.	116,493
6,295	Sangetsu Co. Ltd.	123,339
16,881	San-in Godo Bank Ltd. (The)	131,279
30,241	Sanken Electric Co. Ltd.	107,998
4,170	Sanki Engineering Co. Ltd.	36,498
5,288	Sankyo Co. Ltd.	193,750
7,548	Sankyo Tateyama, Inc.	115,409
37,931	Sankyu, Inc.	217,256
4,449	Sanrio Co. Ltd.(b)	79,616
5,188	Sanshin Electronics Co. Ltd.	45,965
22,884	Sanwa Holdings Corp.	240,261
7,890	Sanyo Chemical Industries Ltd.	68,826
8,418	Sanyo Denki Co. Ltd.	40,084
28,201	Sanyo Shokai Ltd.	52,558
19,297	Sanyo Special Steel Co. Ltd.	103,937
2,070	Sato Holdings Corp.	48,051
1,525	Sawai Pharmaceutical Co. Ltd.	121,571
14,836	SCREEN Holdings Co. Ltd.	178,058
1,815	SCSK Corp.	76,153
2,911	Seikagaku Corp.	47,691
28,120	Seiko Holdings Corp.	93,290
5,104	Seiren Co. Ltd.	50,201
16,580	Senko Co. Ltd.	104,510
41,170	Senshu Ikeda Holdings, Inc.	180,371
29,158	Seven Bank Ltd.	100,717
26,346	Shiga Bank Ltd. (The)(b)	126,736
3,212	Shima Seiki Manufacturing Ltd.(b)	63,999
7,116	Shimachu Co. Ltd.	161,158
12,160	Shimadzu Corp.	179,045
1,932	Shimamura Co. Ltd.	283,527
14,712	Shindengen Electric Manufacturing Co. Ltd.	55,842
12,143	Shinko Electric Industries Co. Ltd.	67,537
12,050	Shinmaywa Industries Ltd.	81,129
4,213	Ship Healthcare Holdings, Inc.	128,258
1,391	SHO-BOND Holdings Co. Ltd.	70,578
6,100	Shochiku Co. Ltd.	69,997
11,105	Showa Corp.	65,014
2,440	Siix Corp.(b)	90,829
12,648	SKY Perfect JSAT Holdings, Inc.	56,153
9,460	Skylark Co. Ltd.	126,090
5,780	Sodick Co. Ltd.	45,626
2,719	Sohgo Security Services Co. Ltd.	135,307
27,108	Sotetsu Holdings, Inc.	148,388

3,525	Square Enix Holdings Co. Ltd.	$110,581
3,596	Star Micronics Co. Ltd.	42,772
2,446	Starts Corp., Inc.	49,285
2,135	Sugi Holdings Co. Ltd.	107,495
18,208	Sumco Corp.	138,046
24,070	Sumitomo Bakelite Co. Ltd.	116,727
14,933	Sumitomo Dainippon Pharma Co. Ltd.	280,636
130,718	Sumitomo Mitsui Construction Co. Ltd.	119,896
46,357	Sumitomo Osaka Cement Co. Ltd.	222,546
5,879	Sumitomo Riko Co. Ltd.	53,005
7,088	Sumitomo Seika Chemicals Co. Ltd.	43,018
16,168	Sumitomo Warehouse Co. Ltd. (The)	85,664
1,657	Sundrug Co. Ltd.	144,382
9,898	Suruga Bank Ltd.	228,508
77,605	SWCC Showa Holdings Co. Ltd.(a)	48,463
2,371	Sysmex Corp.	166,110
6,054	Tachi-S Co. Ltd.	105,148
12,030	Tadano Ltd.	117,970
5,163	Taihei Dengyo Kaisha Ltd.	53,099
3,548	Taikisha Ltd.	96,450
1,069	Taiyo Holdings Co. Ltd.	36,716
14,602	Taiyo Nippon Sanso Corp.	142,052
14,076	Taiyo Yuden Co. Ltd.	127,870
14,963	Takara Holdings, Inc.	133,446
4,776	Takara Standard Co. Ltd.	46,043
7,065	Takasago Thermal Engineering Co. Ltd.	93,685
22,569	Takata Corp.(a)(b)	92,051
7,125	Takuma Co. Ltd.	62,292
2,542	Tamron Co. Ltd.	37,181
16,251	Tamura Corp.	50,267
1,420	Technopro Holdings, Inc.	48,495
18,411	Tekken Corp.(b)	68,625
7,094	Temp Holdings Co. Ltd.	116,289
7,211	T-Gaia Corp.	111,242
10,184	THK Co. Ltd.	203,909
9,305	TIS, Inc.	242,783
27,260	Toa Corp.	47,346
12,597	Toagosei Co. Ltd.	127,341
34,336	Toda Corp.	173,548
5,663	Toei Co. Ltd.	51,389
6,102	Toenec Corp.	35,843
14,240	Toho Bank Ltd. (The)	53,773
5,990	Toho Co. Ltd.	175,635
28,987	Toho Zinc Co. Ltd.	98,146
38,763	Tokai Carbon Co. Ltd.	100,609
12,918	Tokai Holdings Corp.(b)	84,578
6,906	Tokai Rika Co. Ltd.	133,491
24,637	Tokai Tokyo Financial Holdings, Inc.	116,111
738	Token Corp.	61,929
162,694	Tokuyama Corp.(a)(b)	506,410
3,447	Tokyo Broadcasting System Holdings, Inc.	49,375
8,345	Tokyo Dome Corp.	74,912
3,702	Tokyo Ohka Kogyo Co. Ltd.	111,437
3,095	Tokyo Seimitsu Co. Ltd.	73,717
7,956	Tokyo Steel Manufacturing Co. Ltd.	56,438
17,443	Tokyo Tatemono Co. Ltd.	219,388
2,234	Tokyo Ty Financial Group, Inc.	59,117
9,059	Tokyu Construction Co. Ltd.	95,377
8,503	Tomy Co. Ltd.(b)	76,746
6,916	Topcon Corp.(b)	67,078
5,252	Toppan Forms Co. Ltd.	58,524
3,709	Topre Corp.	85,519
16,880	Topy Industries Ltd.	37,883
16,064	Toshiba Machine Co. Ltd.	54,234
4,029	Toshiba Plant Systems & Services Corp.(b)	71,353
34,348	Toshiba TEC Corp.(a)	119,984

Schedule of Investments

1,966	Totetsu Kogyo Co. Ltd.(b)	$62,346
860	Towa Pharmaceutical Co. Ltd.	46,992
11,981	Toyo Construction Co. Ltd.	61,960
28,449	Toyo Engineering Corp.	92,160
20,897	Toyo Ink SC Holdings Co. Ltd.	91,349
14,850	Toyo Kohan Co. Ltd.	36,804
12,155	Toyo Tire & Rubber Co. Ltd.	124,177
135,248	Toyobo Co. Ltd.	257,339
10,438	Toyota Boshoku Corp.	243,114
3,112	TPR Co. Ltd.	66,986
2,440	transcosmos, Inc.	69,830
5,577	Trend Micro, Inc.	203,522
1,604	Trusco Nakayama Corp.	80,760
7,801	TS Tech Co. Ltd.	180,401
14,323	TSI Holdings Co. Ltd.	83,295
22,623	Tsubakimoto Chain Co.	156,508
6,165	Tsumura & Co.	175,051
1,829	Tsuruha Holdings, Inc.	208,804
2,464	TV Asahi Corp.	40,752
2,402	TV TOKYO Holdings Corp.	51,305
55,868	UACJ Corp.	137,919
2,381	UKC Holdings Corp.	37,869
3,214	Ulvac, Inc.	100,825
8,348	Unipres Corp.	137,742
1,566	United Arrows Ltd.	44,053
187,263	Unitika Ltd.(a)	113,288
9,876	Ushio, Inc.	123,540
8,847	USS Co. Ltd.	151,327
6,839	Valor Co. Ltd.	188,517
7,730	VT Holdings Co. Ltd.	41,258
12,856	Wacoal Holdings Corp.	141,750
11,695	Wacom Co. Ltd.(b)	47,814
6,976	Wakita & Co. Ltd.	47,171
2,579	Warabeya Nichiyo Co. Ltd.	54,406
1,348	Welcia Holdings Co. Ltd.	89,310
3,806	XEBIO Holdings Co. Ltd.	55,260
52,152	Yahoo! Japan Corp.	231,538
3,542	Yakult Honsha Co. Ltd.	170,732
9,154	Yamanashi Chuo Bank Ltd. (The)	38,408
5,138	Yamato Kogyo Co. Ltd.	146,141
5,188	Yamazen Corp.	44,902
1,784	Yaoko Co. Ltd.	83,817
19,032	Yaskawa Electric Corp.	263,701
1,930	Yodogawa Steel Works Ltd.	50,564
3,909	Yokogawa Bridge Holdings Corp.	44,474
21,556	Yokogawa Electric Corp.	282,057
4,374	Yokohama Reito Co. Ltd.	45,283
3,381	Yorozu Corp.	53,213
6,943	Yoshinoya Holdings Co. Ltd.(b)	98,707
2,111	Yuasa Trading Co. Ltd.	46,655
6,086	Yurtec Corp.	36,106
1,830	Zenkoku Hosho Co. Ltd.	72,943
10,174	Zensho Holdings Co. Ltd.	163,701
25,048	Zeon Corp.	209,212
4,007	ZERIA Pharmaceutical Co. Ltd.	63,613

		57,341,021

	Jersey Island - 0.1%
69,618	Centamin PLC	153,344

	Jordan - 0.1%
3,772	Hikma Pharmaceuticals PLC	131,913

	Luxembourg - 0.2%
6,059	APERAM SA	253,572
154	Eurofins Scientific SE	57,768

22,517	L’Occitane International SA	$47,008

		358,348

	Macau - 0.3%
103,423	MGM China Holdings Ltd.	149,804
182,259	Wynn Macau Ltd.	295,938

		445,742

	Mexico - 0.2%
10,253	Fresnillo PLC	262,865

	Netherlands - 1.2%
6,015	Aalberts Industries NV	199,737
11,639	Arcadis NV	155,858
3,137	ASM International NV	122,357
8,354	BinckBank NV	46,653
2,294	Brunel International NV	47,047
5,994	Corbion NV	144,244
3,594	Eurocommercial Properties NV CVA	159,152
2,484	Euronext NV(c)	106,110
1,691	Grandvision NV(c)	46,036
2,278	Imcd Group NV	96,609
3,995	Koninklijke Vopak NV	205,456
11,666	NSI NV REIT	51,647
6,488	OCI NV(a)	99,106
3,481	Refresco Group NV(c)	54,361
3,122	TKH Group NV CVA	113,970
7,617	TomTom NV(a)	65,109
1,598	Vastned Retail NV REIT	67,065
3,110	Wereldhave NV REIT	150,517

		1,931,034

	New Zealand - 0.9%
46,091	Air New Zealand Ltd.	73,462
32,013	Auckland International Airport Ltd.	170,388
34,123	Chorus Ltd.	110,251
13,712	Fisher & Paykel Healthcare Corp. Ltd.	103,835
34,882	Genesis Energy Ltd.	55,848
48,072	Kiwi Property Group Ltd.	54,084
41,670	Mercury NZ Ltd.	94,064
93,803	Meridian Energy Ltd.	189,422
11,903	Ryman Healthcare Ltd.	81,810
53,827	Sky Network Television Ltd.	189,830
49,797	SKYCITY Entertainment Group Ltd.	182,082
18,975	Trade Me Ltd.	70,066
25,269	Z Energy Ltd.	156,180

		1,531,322

	Norway - 0.8%
62,499	AKER Solutions ASA(a)(c)	261,263
9,804	Austevoll Seafood ASA	86,425
10,550	BW LPG Ltd.(c)	37,589
50,466	DNO ASA(a)	51,527
4,157	Entra ASA(c)	44,171
1,203	Leroy Seafood Group ASA	57,858
7,782	Nordic Semiconductor ASA(a)	35,109
84,807	Petroleum Geo-Services ASA(a)(b)	168,951
69,459	Prosafe SE	5,773
3,139	Salmar ASA	97,827
2,632	Schibsted ASA, Class A	82,901
2,802	Schibsted ASA, Class B	82,667
8,084	Tomra Systems ASA	88,538
5,087	Veidekke ASA	64,623
5,110	XXL ASA(c)	62,185

		1,227,407

	Portugal - 0.4%
62,188	Banco BPI SA(a)	77,539
15,233	CTT-Correios de Portugal SA	127,689
24,846	Mota-Engil SGPS SA	47,678

Schedule of Investments

38,467	Navigator Co. SA (The)	$122,122
13,258	NOS SGPS SA	88,821
20,391	REN - Redes Energeticas Nacionais SGPS SA	62,022
3,477	Semapa-Sociedade de Investimento e Gestao SGPS SA	43,664
177,877	Sonae SGPS SA	138,442

		707,977

	Russia - 0.3%
92,018	Evraz PLC(a)	209,159
13,276	Polymetal International PLC	196,184

		405,343

	Singapore - 1.6%
97,342	Ascendas Hospitality Trust REIT	53,994
37,535	Ascott Residence Trust REIT	31,580
67,132	Cache Logistics Trust REIT	43,235
161,649	CapitaLand Commercial Trust Ltd. REIT	181,134
36,450	CDL Hospitality Trusts REIT	39,894
385,298	Cosco Corp. Singapore Ltd.(a)	83,193
139,146	Ezion Holdings Ltd.(a)	31,080
1,165,297	Ezra Holdings Ltd.(a)	43,381
27,049	First Resources Ltd.	32,525
34,269	Frasers Centrepoint Trust REIT	54,602
141,271	Keppel REIT	112,020
30,797	M1 Ltd.	60,076
77,762	Mapletree Commercial Trust REIT	91,767
127,920	Mapletree Greater China Commercial Trust REIT(c)	102,386
83,352	Mapletree Industrial Trust REIT	112,328
126,271	Mapletree Logistics Trust REIT	99,185
44,885	SATS Ltd.	146,041
141,384	Sembcorp Marine Ltd.	148,426
32,799	Singapore Exchange Ltd.	183,885
97,418	Singapore Post Ltd.	104,084
49,652	SMRT Corp. Ltd.	60,258
50,529	StarHub Ltd.	147,475
185,833	Suntec Real Estate Investment Trust REIT	231,063
23,180	United Engineers Ltd.	39,695
44,112	UOL Group Ltd.	189,507
19,953	Venture Corp. Ltd.	132,218
31,362	Wing Tai Holdings Ltd.	40,630
57,978	Yanlord Land Group Ltd.	50,937

		2,646,599

	South Africa - 0.0%
46,754	Petra Diamonds Ltd.	74,335

	South Korea - 7.0%
424	Amorepacific Corp.	146,866
135	Amorepacific Corp. (Preference Shares)	27,117
797	AMOREPACIFIC Group	102,813
34,178	Asiana Airlines, Inc.(a)	147,373
403	BGF Retail Co. Ltd.	71,775
518	Celltrion, Inc.(a)	48,140
4,311	Cheil Worldwide, Inc.	69,275
1,196	CJ E&M Corp.	75,914
3,545	CJ Hellovision Co. Ltd.	29,211
438	CJ Korea Express Co. Ltd.(a)	78,399
454	CJ O Shopping Co. Ltd.	65,659
1,889	Coway Co. Ltd.	144,523
2,247	Daesang Corp.	60,982
25,339	Daewoo Engineering & Construction Co. Ltd.(a)	140,703
49,457	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	197,802
6,982	Daishin Securities Co. Ltd.	65,759

3,191	Daishin Securities Co. Ltd. (Preference Shares)	$21,878
2,127	Daou Technology, Inc.	50,510
22,127	DGB Financial Group, Inc.	177,980
10,518	Dongkuk Steel Mill Co. Ltd.(a)	85,166
555	Fila Korea Ltd.	43,799
1,327	Green Cross Holdings Corp.	40,634
273	GS Home Shopping, Inc.	41,456
1,088	GS Retail Co. Ltd.	48,953
1,009	Halla Holdings Corp.	56,749
555	Hanil Cement Co. Ltd.	42,660
21,988	Hanjin Heavy Industries & Construction Co. Ltd.(a)	87,744
2,809	Hanjin Kal Corp.	44,261
31,361	Hanjin Shipping Co. Ltd.(a)	59,074
1,767	Hanjin Transportation Co. Ltd.	50,242
11,050	Hanon Systems	112,951
10,250	Hanwha Chemical Corp.	233,797
9,144	Hanwha General Insurance Co. Ltd.	57,469
22,151	Hanwha Life Insurance Co. Ltd.	114,102
3,681	Hanwha Techwin Co. Ltd.	177,782
2,704	Hite Jinro Co. Ltd.	54,314
1,554	Hotel Shilla Co. Ltd.	82,684
2,478	Huchems Fine Chemical Corp.	43,138
2,753	Hyundai Corp.	57,510
1,351	Hyundai Department Store Co. Ltd.	149,555
5,059	Hyundai Development Co.-Engineering & Construction	200,075
3,004	Hyundai Greenfood Co. Ltd.	49,747
444	Hyundai Home Shopping Network Corp.	48,160
1,704	Hyundai Mipo Dockyard Co. Ltd.(a)	122,306
4,750	Hyundai Rotem Co. Ltd.(a)	90,323
23,742	Hyundai Securities Co. Ltd.	145,824
2,116	Hyundai Wia Corp.	162,268
3,454	iMarketKorea, Inc.	38,698
4,525	Interpark Holdings Corp.	24,036
12,566	JB Financial Group Co. Ltd.	66,972
908	Kakao Corp.	73,684
4,909	Kangwon Land, Inc.	179,680
599	KCC Corp.	210,959
826	KEPCO Plant Service & Engineering Co. Ltd.	50,586
725	Kiwoom Securities Co. Ltd.	51,196
850	Kolon Corp.	50,007
3,460	Kolon Industries, Inc.	269,041
1,097	Korea Aerospace Industries Ltd.	78,934
3,954	Korea Investment Holdings Co. Ltd.	165,552
205	Korea Petrochemical Industries Co. Ltd.	43,008
8,049	Korean Reinsurance Co.	86,946
6,991	Kumho Industrial Co. Ltd.(a)	55,983
3,436	Kumho Petrochemical Co. Ltd.	186,194
15,438	Kumho Tire Co., Inc.(a)	137,132
2,815	LF Corp.	52,397
723	LG Hausys Ltd.	81,649
191	LG Household & Health Care Ltd.	171,877
48	LG Household & Health Care Ltd. (Preference Shares)	25,025
2,112	LG Innotek Co. Ltd.	168,560
7,663	LG International Corp.	249,356
49	Lotte Chilsung Beverage Co. Ltd.	72,178
323	Lotte Confectionery Co. Ltd.	54,643
2,207	Lotte Fine Chemical Co. Ltd.	70,043
1,264	Lotte Himart Co. Ltd.	50,497
5,681	LS Corp.	270,319
2,232	LS Industrial Systems Co. Ltd.	86,379
4,705	Meritz Financial Group, Inc.	52,084

Schedule of Investments

6,594	Meritz Fire & Marine Insurance Co. Ltd.	$90,361
16,524	Meritz Securities Co. Ltd.	55,466
23,614	Mirae Asset Daewoo Co. Ltd.	191,416
13,772	Mirae Asset Life Insurance Co. Ltd.	52,068
4,821	Mirae Asset Securities Co. Ltd.	114,268
395	Naver Corp.	250,368
459	NCSOFT Corp.	102,851
3,279	Nexen Tire Corp.	39,372
13,882	NH Investment & Securities Co. Ltd.	128,887
1,409	NHN Entertainment Corp.(a)	82,893
213	Nongshim Co. Ltd.	63,987
131	Orion Corp.	107,710
22,080	Pan Ocean Co. Ltd.(a)	72,539
3,132	Paradise Co. Ltd.	44,877
3,702	Partron Co. Ltd.	39,163
4,250	Poongsan Corp.	117,808
12,403	POSCO Daewoo Corp.	236,401
739	S-1 Corp.	66,963
1,166	Samsung C&T Corp.	141,046
4,656	Samsung Card Co. Ltd.	179,357
20,652	Samsung Engineering Co. Ltd.(a)	195,430
887	Samsung SDS Co. Ltd.	124,322
5,489	Samsung Securities Co., Ltd.	185,229
556	Samyang Corp.	59,812
2,289	Seah Besteel Corp.	54,765
1,112	Sebang Global Battery Co. Ltd.	38,369
3,493	Seoul Semiconductor Co. Ltd.	52,232
773	Shinsegae Co. Ltd.	125,596
3,090	SK Chemicals Co. Ltd.	184,272
612	SK Gas Co. Ltd.	46,495
569	SK Holdings Co. Ltd.	105,911
3,166	SKC Co. Ltd.	84,510
4,013	Ssangyong Cement Industrial Co. Ltd.(a)	68,427
5,757	Ssangyong Motor Co.(a)	37,004
11,650	Sungwoo Hitech Co. Ltd.	85,075
5,095	Tongyang Life Insurance Co. Ltd.	48,896
25,466	Tongyang, Inc.	81,844
47	Young Poong Corp.	47,120
1,392	Youngone Corp.	44,053
12,717	Yuanta Securities Korea Co. Ltd.(a)	41,722
227	Yuhan Corp.	62,011

		11,349,933

	Spain - 2.0%
19,268	Acerinox SA	257,588
3,124	Almirall SA	50,200
11,122	Applus Services SA	118,278
5,147	Bolsas y Mercados Espanoles	154,625
3,310	Cellnex Telecom SAU(c)	58,593
1,741	Cia de Distribucion Integral Logista Holdings SA	42,023
3,697	CIE Automotive SA	71,811
266	Construcciones y Auxiliar de Ferrocarriles SA	96,955
8,295	Ebro Foods SA	189,228
16,753	EDP Renovaveis SA	135,616
15,193	Ence Energia y Celulosa SA	38,396
4,547	Euskaltel SA(a)(c)	40,810
14,599	Faes Farma SA	57,628
11,808	Gamesa Corp. Tecnologica SA	250,156
4,572	Grupo Catalana Occidente SA	128,532
17,892	Indra Sistemas SA(a)	216,984
12,493	Inmobiliaria Colonial SA	98,826
80,554	Liberbank SA(a)	61,524
10,610	Mediaset Espana Comunicacion SA	121,969
6,358	Melia Hotels International SA	75,506
8,520	MERLIN Properties SOCIMI SA REIT	97,562

20,229	NH Hotel Group SA(a)	$92,068
14,279	Promotora de Informaciones SA, Class A(a)	84,628
22,138	Prosegur Compania de Seguridad SA	150,515
111,347	Sacyr SA	196,109
4,524	Tecnicas Reunidas SA	139,906
2,220	Viscofan SA	118,788
5,089	Zardoya Otis SA	49,965

		3,194,789

	Sweden - 2.5%
1,295	AAK AB	95,986
2,643	AF AB, Class B	48,162
999	Avanza Bank Holding AB	35,823
8,346	Axfood AB	150,422
5,295	Betsson AB, Class B	49,857
4,956	Bilia AB, Class A	127,481
8,927	BillerudKorsnas AB	155,663
14,917	Castellum AB	226,201
8,138	Com Hem Holding AB	69,713
19,684	Elekta AB, Class B	157,086
7,475	Fabege AB	133,848
2,949	Fastighets AB Balder, Class B(a)	80,832
203	Fastighets AB Balder (Preference Shares)	8,010
5,577	Haldex AB	68,786
5,661	Hemfosa Fastigheter AB	60,866
632	Hemfosa Fastigheter AB (Preference Shares)	12,072
7,791	Hexpol AB, Class B	69,525
6,501	Holmen AB, Class B	220,778
5,397	Hufvudstaden AB, Class A	90,378
4,858	ICA Gruppen AB(b)	162,988
4,101	Indutrade AB	86,889
1,747	Intrum Justitia AB(b)	56,218
1,135	Investment AB Latour, Class B	44,198
4,694	JM AB	122,061
23,985	Klovern AB, Class B	30,777
854	Klovern AB (Preference Shares)	30,754
13,542	Kungsleden AB	101,168
2,199	L E Lundbergforetagen AB, Class B	132,712
6,275	Lindab International AB	58,791
3,816	Loomis AB, Class B	110,410
6,693	Lundin Petroleum AB(a)	111,061
5,328	Modern Times Group AB, Class B	139,297
8,168	Nibe Industrier AB, Class B	70,353
4,196	Nobia AB	39,509
2,093	Pandox AB, Class B	35,834
20,329	Peab AB, Class B	163,901
32,486	Ratos AB, Class B	164,650
137	Ratos AB (Preference Shares)	30,632
3,222	Saab AB, Class B	110,932
32,329	SAS AB(a)(b)	63,647
1,520	SAS AB (Preference Shares)	98,859
2,395	Sweco AB, Class B	44,064
2,788	Thule Group AB (The)(c)	44,842
8,365	Wallenstam AB, Class B	73,177
3,990	Wihlborgs Fastigheter AB	88,699

		4,077,912

	Switzerland - 3.1%
4,936	AFG Arbonia-Forster Holding AG(a)	78,142
594	Allreal Holding AG	88,014
2,459	Ascom Holding AG	42,109
488	Autoneum Holding AG	137,849
208	Banque Cantonale Vaudoise	141,185
110	Barry Callebaut AG	144,322
21	Belimo Holding AG	66,751
571	Bucher Industries AG	142,211
186	Burckhardt Compression Holding AG	55,861

Schedule of Investments

1,869	Cembra Money Bank AG	$134,598
311	Daetwyler Holding AG	41,834
2,650	DKSH Holding AG	187,827
126	dorma+kaba Holding AG, Class B	92,370
6,085	EFG International AG	29,089
148	Emmi AG	95,711
238	EMS-CHEMIE HOLDING AG	130,642
758	Flughafen Zuerich AG	142,510
68	Forbo Holding AG	87,247
149	Galenica AG	192,716
15,512	GAM Holding AG	170,938
2,943	Gategroup Holding AG(b)	152,867
2,364	Implenia AG	161,440
2,915	Kudelski SA	62,284
7,082	Logitech International SA(b)	141,794
10,374	Meyer Burger Technology AG(a)(b)	43,473
528	Mobimo Holding AG	127,513
14,987	OC Oerlikon Corp. AG	140,651
1,071	Panalpina Welttransport Holding AG	145,393
496	Partners Group Holding AG	227,612
2,345	PSP Swiss Property AG	237,181
401	Rieter Holding AG	84,685
66,899	Schmolz + Bickenbach AG(a)	44,994
67	Schweiter Technologies AG	67,939
1,064	SFS Group AG	81,469
1,804	Sonova Holding AG	247,888
92	St. Galler Kantonalbank AG	37,911
195	Straumann Holding AG	74,705
1,350	Sulzer AG	137,591
2,758	Sunrise Communications Group AG(c)	178,787
287	Tecan Group AG	46,267
1,454	Valiant Holding AG	139,013
486	Valora Holding AG	140,804
953	Vontobel Holding AG	44,029
2,467	Wizz Air Holdings PLC(a)(c)	50,737
986	Zehnder Group AG(a)	38,259

		5,057,212

	United Kingdom - 8.9%
42,168	AA PLC	138,790
16,932	Acacia Mining PLC	125,779
37,927	Ashmore Group PLC	167,684
56,296	Assura PLC REIT	43,987
4,322	Aveva Group PLC	108,569
73,852	BBA Aviation PLC	233,367
41,930	Beazley PLC	220,622
5,693	Bellway PLC	158,428
12,675	Berendsen PLC	214,901
6,721	Big Yellow Group PLC REIT	63,357
15,828	Bodycote PLC	123,042
8,813	Bovis Homes Group PLC	95,773
15,446	Brewin Dolphin Holdings PLC	51,823
14,025	Britvic PLC	116,381
9,634	BTG PLC(a)	85,316
56,526	Cairn Energy PLC(a)	134,414
30,390	Capital & Counties Properties PLC	117,415
10,678	Card Factory PLC	43,396
9,465	Cineworld Group PLC	73,829
12,011	Close Brothers Group PLC	200,932
4,267	Computacenter PLC	46,342
11,363	Countrywide PLC	37,415
9,435	Crest Nicholson Holdings PLC	53,527
20,572	Daily Mail & General Trust PLC NV, Class A	196,111
14,655	Dairy Crest Group PLC	117,328
7,400	De La Rue PLC	61,897
193,027	Debenhams PLC	143,646

2,562	Dechra Pharmaceuticals PLC	$45,241
4,891	Derwent London PLC REIT	184,553
2,254	Dialog Semiconductor PLC(a)	73,839
1,121	Dignity PLC	40,171
5,592	Diploma PLC	63,368
9,372	Domino’s Pizza Group PLC	49,387
3,853	Dunelm Group PLC	43,483
38,082	Electrocomponents PLC	148,246
33,848	Elementis PLC	99,497
29,312	Enterprise Inns PLC(a)	34,345
10,983	Essentra PLC	70,723
13,090	esure Group PLC	45,274
34,729	Fenner PLC	74,237
953	Fidessa Group PLC	30,873
164,337	FirstGroup PLC(a)	218,845
7,035	Galliford Try PLC	91,722
69,835	Genel Energy PLC(a)	90,402
2,518	Genus PLC	60,879
4,120	Go-Ahead Group PLC	99,994
16,994	Grafton Group PLC	126,014
24,944	Grainger PLC	71,999
16,820	Great Portland Estates PLC REIT	152,639
5,978	Greggs PLC	82,069
24,814	Halfords Group PLC	116,133
11,704	Halma PLC	163,008
54,357	Hansteen Holdings PLC REIT	77,222
4,067	Hargreaves Lansdown PLC	70,143
63,120	Henderson Group PLC	193,588
9,511	HomeServe PLC	70,715
15,667	Howden Joinery Group PLC	89,861
30,028	Hunting PLC	162,662
20,594	IG Group Holdings PLC	241,983
63,380	Indivior PLC	249,167
29,480	International Personal Finance PLC	104,936
11,257	Interserve PLC	44,090
6,393	J D Wetherspoon PLC	72,318
25,095	Jupiter Fund Management PLC	140,738
82,128	KAZ Minerals PLC(a)	171,849
41,504	KCOM Group PLC	60,615
4,816	Keller Group PLC	65,157
5,720	Kennedy Wilson Europe Real Estate PLC	75,565
8,253	Kier Group PLC	117,793
127,457	Ladbrokes PLC	234,715
20,716	Laird PLC	80,671
29,510	LondonMetric Property PLC REIT	63,394
66,981	Lonmin PLC(a)	211,877
25,941	Lookers PLC	36,681
67,488	Marston’s PLC	127,327
21,827	Merlin Entertainments PLC(c)	137,132
5,233	Micro Focus International PLC	134,511
25,924	Mitchells & Butlers PLC	86,668
44,327	Mitie Group PLC	146,367
19,213	Moneysupermarket.com Group PLC	76,145
21,312	Morgan Advanced Materials PLC	77,531
16,238	N Brown Group PLC	37,491
30,408	National Express Group PLC	136,218
9,934	Northgate PLC	50,383
11,757	Ocado Group PLC(a)	41,616
72,958	Ophir Energy PLC(a)	65,627
3,078	Oxford Instruments PLC	29,281
20,025	Pagegroup PLC	89,918
27,995	Paragon Group of Cos. PLC (The)	101,360
19,025	Pets at Home Group PLC	61,507
9,929	Playtech PLC	114,624
8,060	Polypipe Group PLC	25,480
16,751	Poundland Group PLC	50,430

Schedule of Investments

41,188	Premier Farnell PLC	$106,090
135,861	Premier Oil PLC(a)	114,543
24,271	PZ Cussons PLC	109,467
38,873	QinetiQ Group PLC	115,971
68,290	Redefine International PLC REIT	39,423
8,398	Redrow PLC	37,698
27,063	Regus PLC	109,699
1,848	Renishaw PLC	63,818
96,173	Rentokil Initial PLC	274,531
11,406	Restaurant Group PLC (The)	53,639
936	Rightmove PLC	50,343
57,233	Rotork PLC	165,350
12,935	RPC Group PLC	148,210
11,478	Safestore Holdings PLC REIT	56,507
8,786	Savills PLC	81,540
6,003	Schroders PLC	208,659
32,969	Senior PLC	89,691
188,949	Serco Group PLC(a)	300,038
13,154	Shaftesbury PLC REIT	163,119
71,146	SIG PLC	99,656
22,390	Soco International PLC	44,888
8,560	Spectris PLC	213,551
4,332	Spirax-Sarco Engineering PLC	229,086
18,315	Spire Healthcare Group PLC(c)	78,519
21,022	Sports Direct International PLC(a)	80,802
25,055	SSP Group PLC	106,317
13,124	St. Modwen Properties PLC	49,173
49,305	Stagecoach Group PLC	132,888
12,112	SVG Capital PLC(a)	88,527
18,430	Synthomer PLC	89,534
50,192	TalkTalk Telecom Group PLC	152,605
4,332	Telecom Plus PLC	59,817
21,805	Tritax Big Box REIT PLC REIT	39,489
20,595	Tullett Prebon PLC	90,837
25,059	UBM PLC	223,414
4,079	Ultra Electronics Holdings PLC	92,662
8,909	Unite Group PLC (The)	74,933
11,194	Vesuvius PLC	54,693
5,216	Victrex PLC	102,356
15,900	Virgin Money Holdings UK PLC	55,668
4,990	WH Smith PLC	101,300
6,516	Workspace Group PLC REIT	60,992
8,488	WS Atkins PLC	157,886

		14,444,297

	United States - 0.5%
21,474	Alacer Gold Corp.(a)	54,836
38,652	Nexteer Automotive Group Ltd.	38,254
1,529,947	REC Silicon ASA(a)(b)	289,536
52,721	Samsonite International SA	149,808
44,630	Sims Metal Management Ltd.	285,954
3,683	Tahoe Resources, Inc.	57,248

		875,636

	Rights - 0.0%
	Austria - 0.0%
24,553	IMMOFINANZ AG, expiring 12/31/49(a) (Cost $0)	0

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $148,640,887) - 100.0%	162,860,896

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.8%
6,204,873	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $6,204,873)	$6,204,873

	Total Investments (Cost $154,845,760)(f) - 103.8%	169,065,769
	Other assets less liabilities - (3.8)%	(6,175,168)

	Net Assets - 100.0%	$162,890,601

Investment Abbreviations:

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $1,679,360, which represented 1.03% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $157,615,693. The net unrealized appreciation was $11,450,076, which consisted of aggregate gross unrealized appreciation of $26,754,111 and aggregate gross unrealized depreciation of $15,304,035.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Brazil - 25.9%
79,900	AES Tiete Energia SA	$425,158
614,750	Ambev SA	3,575,455
264,022	Banco Bradesco SA	2,385,869
1,114,476	Banco Bradesco SA (Preference Shares)	9,778,041
640,358	Banco do Brasil SA	4,170,132
173,000	Banco Santander Brasil SA	1,090,750
48,600	BB Seguridade Participacoes SA	453,163
388,685	BM&FBOVESPA SA	2,295,507
168,270	BR Malls Participacoes SA(a)	731,926
64,609	Braskem SA (Preference Shares), Class A	370,576
131,500	BRF SA	2,209,024
182,700	CCR SA	1,058,647
138,510	Centrais Eletricas Brasileiras SA(a)	755,455
113,800	Centrais Eletricas Brasileiras SA (Preference Shares), Class B(a)	784,390
97,279	Cia Brasileira de Distribuicao (Preference Shares), Class A	1,476,760
123,992	Cia de Saneamento Basico do Estado de Sao Paulo	1,181,461
378,982	Cia Siderurgica Nacional SA(a)	1,297,900
95,252	Cielo SA	1,082,945
65,080	Companhia Energetica de Minas Gerais - CEMIG	186,236
579,923	Companhia Energetica de Minas Gerais (Preference Shares) - CEMIG	1,630,832
14,600	Copel - Companhia Paranaense de Energia	96,207
73,108	Copel - Companhia Paranaense de Energia (Preference Shares), Class B	727,145
44,300	Cosan SA Industria e Comercio	466,655
134,268	CPFL Energia SA	948,732
131,100	Cyrela Brazil Realty SA Empreendimentos e Participacoes	454,656
113,641	EDP - Energias do Brasil SA	505,555
111,567	Embraer SA	511,861
56,354	Engie Brasil Energia SA	735,894
33,300	Equatorial Energia SA	572,067
45,455	Fibria Celulose SA	278,293
808,817	Gerdau SA (Preference Shares)	1,939,219
1,244,616	Itau Unibanco Holding SA (Preference Shares)	13,010,634
786,718	Itausa - Investimentos Itau SA (Preference Shares)	2,034,699
257,582	JBS SA	868,594
59,600	Klabin SA	313,267
175,300	Kroton Educacional SA	783,112
22,510	Lojas Americanas SA	90,809
70,820	Lojas Americanas SA (Preference Shares)	419,565
84,400	Lojas Renner SA	711,776
56,700	Natura Cosmeticos SA	584,120
4,937,162	Petroleo Brasileiro SA(a)	21,398,849
5,878,047	Petroleo Brasileiro SA (Preference Shares)(a)	21,585,329
46,900	Porto Seguro SA	407,712

88,300	Sul America SA	$470,948
123,243	Telefonica Brasil SA (Preference Shares)	1,877,012
365,866	Tim Participacoes SA	940,585
88,196	Ultrapar Participacoes SA	2,020,181
1,601,223	Vale SA	9,164,282
2,457,227	Vale SA (Preference Shares)	11,410,400

		132,268,385

	Chile - 0.8%
4,414,282	Banco de Chile	489,419
13,124,494	Banco Santander Chile	674,516
131,259	Cencosud SA	373,702
489,172	Empresa Nacional de Electricidad SA	446,240
489,176	Endesa Americas SA	228,448
4,458,319	Enersis Americas SA	778,346
4,458,375	Enersis Chile SA	518,972
48,466	LATAM Airlines Group SA(a)	423,207
51,947	S.A.C.I. Falabella	381,291

		4,314,141

	China - 22.4%
7,300,286	Agricultural Bank of China Ltd., H-Shares	2,681,179
226,576	Anhui Conch Cement Co. Ltd., H-Shares	594,182
21,614,018	Bank of China Ltd., H-Shares	8,885,201
2,281,847	Bank of Communications Co. Ltd., H-Shares	1,537,904
92,136	Beijing Enterprises Holdings Ltd.	518,862
1,123,217	Belle International Holdings Ltd.	742,544
1,652,121	China Cinda Asset Management Co. Ltd., H-Shares	536,517
1,635,416	China CITIC Bank Corp. Ltd., H-Shares	1,032,679
911,964	China Communications Construction Co. Ltd., H-Shares	996,586
21,734,456	China Construction Bank Corp., H-Shares	14,564,420
763,674	China Everbright Bank Co. Ltd., H-Shares	331,649
1,159,720	China Evergrande Group	730,808
853,753	China Life Insurance Co. Ltd., H-Shares	1,945,161
678,044	China Longyuan Power Group Corp., H-Shares	543,487
941,684	China Merchants Bank Co. Ltd., H-Shares	2,014,440
191,757	China Merchants Holdings International Co. Ltd.	562,178
1,185,600	China Minsheng Banking Corp. Ltd., H-Shares	1,236,026
885,096	China Mobile Ltd.	10,909,791
1,390,848	China National Building Material Co. Ltd., H-Shares	638,074
369,804	China Oilfield Services Ltd., H-Shares	288,315
398,102	China Overseas Land & Investment Ltd.	1,308,204
326,313	China Pacific Insurance (Group) Co. Ltd., H-Shares	1,152,195
8,854,282	China Petroleum & Chemical Corp. (Sinopec), H-Shares	6,287,037
643,027	China Power International Development Ltd.	261,853
530,882	China Railway Construction Corp. Ltd., H-Shares	636,242
883,369	China Railway Group Ltd., H-Shares(a)	664,808
454,913	China Resources Beer Holdings Co. Ltd.	880,520
341,529	China Resources Land Ltd.	848,547
491,303	China Resources Power Holdings Co. Ltd.	782,544
1,139,600	China Shenhua Energy Co. Ltd., H-Shares	2,176,415
237,978	China Taiping Insurance Holdings Co. Ltd.(a)	466,145
4,281,690	China Telecom Corp. Ltd., H-Shares	2,107,753
1,697,965	China Unicom (Hong Kong) Ltd.	1,809,570
796,274	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	417,636

Schedule of Investments

1,140,764	CITIC Ltd.	$1,722,918
221,420	CITIC Securities Co. Ltd., H-Shares	470,806
5,499,016	CNOOC Ltd.	6,576,185
373,096	COSCO Pacific Ltd.	384,637
1,469,154	Country Garden Holdings Co. Ltd.	598,268
127,551	Dalian Wanda Commercial Properties Co. Ltd., H-Shares(b)	807,883
524,874	Dongfeng Motor Group Co. Ltd., H-Shares	647,304
77,565	ENN Energy Holdings Ltd.	369,336
275,354	Fosun International Ltd.	359,808
2,816,596	GCL-Poly Energy Holdings Ltd.	384,744
738,393	Geely Automobile Holdings Ltd.	485,287
3,537,330	GOME Electrical Appliances Holding Ltd.	428,494
432,313	Great Wall Motor Co. Ltd., H-Shares	448,472
356,050	Greentown China Holdings Ltd.(a)	257,863
249,550	Guangdong Investment Ltd.	382,689
351,885	Guangzhou R&F Properties Co. Ltd., H-Shares	532,365
246,789	Haitong Securities Co. Ltd., H-Shares	400,717
61,225	Hengan International Group Co. Ltd.	514,420
1,089,511	Huaneng Power International, Inc., H-Shares	666,909
19,722,630	Industrial & Commercial Bank of China Ltd., H-Shares	11,157,591
520,800	Inner Mongolia Yitai Coal Co. Ltd., Class B	380,184
441,295	Jiangxi Copper Co. Ltd., H-Shares	505,559
703,159	Kunlun Energy Co. Ltd.	530,997
1,643,331	Lenovo Group Ltd.	1,063,089
282,420	Longfor Properties Co. Ltd.	385,782
95,248	New China Life Insurance Co. Ltd., H-Shares	336,930
1,469,609	People’s Insurance Co. Group of China Ltd. (The), H-Shares	564,364
5,510,729	PetroChina Co. Ltd., H-Shares	3,735,389
483,063	PICC Property & Casualty Co. Ltd., H-Shares	748,254
560,111	Ping An Insurance (Group) Co. of China Ltd., H-Shares	2,612,906
12,244	Qinqin Foodstuffs Group Cayman Co. Ltd.(a)	4,528
137,073	Shanghai Industrial Holdings Ltd.	320,428
424,262	Shimao Property Holdings Ltd.	553,294
808,910	Sino-Ocean Group Holding Ltd.	341,913
168,720	Sinopharm Group Co. Ltd., H-Shares	816,427
725,270	SOHO China Ltd.	334,598
484,016	Sunac China Holdings Ltd.	303,759
75,369	Tencent Holdings Ltd.	1,811,393

		114,035,962

	Hong Kong - 0.2%
345,501	Digital China Holdings Ltd.	268,477
180,939	Haier Electronics Group Co. Ltd.	303,121
551,122	Skyworth Digital Holdings Ltd.	411,214

		982,812

	India - 7.3%
16,793	Axis Bank Ltd. GDR(b)	685,154
13,188	GAIL India Ltd. GDR(b)	450,370
10,802	HDFC Bank Ltd. ADR	748,255
257,337	ICICI Bank Ltd. ADR	1,950,615
129,170	Infosys Ltd. ADR	2,122,263
49,998	Larsen & Toubro Ltd. GDR(b)	1,162,454
38,215	Mahindra & Mahindra Ltd. GDR(b)	846,462
321,942	PowerShares India Portfolio(c)	6,670,638
313,888	Reliance Industries Ltd. GDR(b)	9,463,723
16,669	Reliance Infrastructure Ltd. GDR(b)	446,729
161,970	State Bank of India GDR(b)	5,482,685

63,764	Tata Motors Ltd. ADR	$2,412,192
529,311	Tata Steel Ltd. GDR(b)	2,752,417
142,432	Vedanta Ltd. ADR	1,384,439
58,995	Wipro Ltd. ADR	669,003

		37,247,399

	Indonesia - 1.7%
3,101,112	PT Astra International Tbk	1,828,919
778,147	PT Bank Central Asia Tbk	858,436
1,246,294	PT Bank Mandiri Persero Tbk	960,993
1,205,116	PT Bank Negara Indonesia (Persero) Tbk	492,222
1,258,750	PT Bank Rakyat Indonesia (Persero) Tbk	1,107,539
556,951	PT Indofood Sukses Makmur Tbk	353,981
1,804,144	PT Perusahaan Gas Negara Persero Tbk	453,154
494,790	PT Semen Indonesia (Persero) Tbk	354,136
6,499,901	PT Telekomunikasi Indonesia Persero Tbk	2,099,063
330,668	PT United Tractors Tbk	397,604

		8,906,047

	Malaysia - 2.4%
259,000	AMMB Holdings Bhd	273,603
672,200	Axiata Group Bhd	939,643
819,500	CIMB Group Holdings Bhd	883,824
477,600	DiGi.Com Bhd	581,967
256,600	Genting Bhd	518,180
382,700	IJM Corp. Bhd	318,721
325,200	IOI Corp. Bhd	337,943
56,600	Kuala Lumpur Kepong Bhd	321,482
671,400	Malayan Banking Bhd	1,322,842
293,100	Maxis Bhd	433,475
191,900	MISC Bhd	354,052
363,300	Petronas Chemicals Group Bhd	584,600
71,700	Petronas Gas Bhd	390,691
386,100	Public Bank Bhd	1,849,638
652,900	SapuraKencana Petroleum Bhd	229,369
305,800	Sime Darby Bhd	557,434
180,400	Telekom Malaysia Bhd	302,698
548,400	Tenaga Nasional Bhd	1,937,352

		12,137,514

	Mexico - 3.5%
436,191	Alfa SAB de CV, Class A	714,462
6,508,881	America Movil SAB de CV, Series L	3,744,819
4,836,371	Cemex SAB de CV, Series CPO(a)(d)	3,688,566
53,679	Coca-Cola Femsa SAB de CV, Series L	422,258
251,464	Fibra Uno Administracion SA de CV REIT	513,215
164,310	Fomento Economico Mexicano SAB de CV	1,471,067
125,122	Grupo Bimbo SAB de CV, Series A	373,228
232,073	Grupo Financiero Banorte SAB de CV, Class O	1,271,916
254,989	Grupo Financiero Inbursa SAB de CV, Class O	410,040
383,257	Grupo Financiero Santander Mexico SAB de CV, Series B	698,737
628,189	Grupo Mexico SAB de CV, Series B	1,517,102
217,527	Grupo Televisa SAB, Series CPO(e)	1,155,508
173,786	Mexichem SAB de CV	378,982
596,545	Wal-Mart de Mexico SAB de CV	1,364,268

		17,724,168

	Netherlands - 0.2%
170,864	Steinhoff International Holdings NV	1,081,781

	Poland - 1.4%
25,245	Bank Pekao SA	799,479
3,693	Bank Zachodni WBK SA	265,479
61,664	KGHM Polska Miedz SA	1,243,571
185,193	Orange Polska SA	256,275
183,340	PGE Polska Grupa Energetyczna SA	602,504

Schedule of Investments

83,751	Polski Koncern Naftowy Orlen SA	$1,342,811
354,523	Polskie Gornictwo Naftowe i Gazownictwo SA	492,418
200,757	Powszechna Kasa Oszczednosci Bank Polski SA(a)	1,226,705
141,625	Powszechny Zaklad Ubezpieczen SA	1,025,372

		7,254,614

	Russia - 9.3%
2,637,853	Gazprom PJSC ADR	10,736,062
269,750	LUKOIL PJSC ADR	11,531,812
26,992	Magnit PJSC GDR(b)	1,035,683
37,432	MegaFon PJSC GDR(b)	369,828
137,026	MMC Norilsk Nickel PJSC ADR	2,003,320
289,197	Mobile TeleSystems PJSC ADR	2,570,961
11,119	Novatek OJSC GDR(b)	1,109,676
544,881	Rosneft PJSC GDR(b)	2,633,410
296,264	RusHydro PJSC ADR	306,633
986,318	Sberbank of Russia PJSC ADR	8,581,953
41,607	Severstal PJSC GDR(b)	492,211
54,583	Sistema JSFC GDR(b)	444,306
445,342	Surgutneftegas OJSC ADR	2,079,747
54,935	Tatneft PJSC ADR	1,551,914
921,811	VTB Bank PJSC GDR(b)	1,826,108

		47,273,624

	South Africa - 8.3%
379,526	African Bank Investments Ltd.(a)	0
100,887	AngloGold Ashanti Ltd.(a)	2,206,007
18,699	Aspen Pharmacare Holdings Ltd.	505,816
103,182	Barclays Africa Group Ltd.	1,142,423
101,382	Barloworld Ltd.	602,383
64,319	Bid Corp. Ltd.(a)	1,201,753
63,683	Bidvest Group Ltd. (The)	732,701
512,326	FirstRand Ltd.	1,795,709
42,024	Foschini Group Ltd. (The)	451,675
309,278	Gold Fields Ltd.	1,912,602
413,986	Growthpoint Properties Ltd. REIT	786,881
122,498	Harmony Gold Mining Co. Ltd.(a)	553,242
283,174	Impala Platinum Holdings Ltd.(a)	1,246,023
88,137	Imperial Holdings Ltd.	1,053,728
52,507	Investec Ltd.	316,830
157,123	Life Healthcare Group Holdings Ltd.	427,858
263,890	MMI Holdings Ltd.	440,864
15,535	Mondi Ltd.	315,082
29,690	Mr Price Group Ltd.	490,229
582,255	MTN Group Ltd.	5,891,851
278,707	Nampak Ltd.	426,414
9,425	Naspers Ltd., Class N	1,481,961
60,951	Nedbank Group Ltd.	874,937
224,055	Netcare Ltd.	519,611
615,085	Redefine Properties Ltd. REIT	531,982
45,293	Remgro Ltd.	850,122
360,688	Sanlam Ltd.	1,701,579
176,277	Sappi Ltd.(a)	897,979
148,973	Sasol Ltd.	3,962,512
84,491	Shoprite Holdings Ltd.	1,239,055
120,127	Sibanye Gold Ltd.	556,312
37,381	SPAR Group Ltd. (The)	558,383
348,703	Standard Bank Group Ltd.	3,485,018
103,031	Telkom SA SOC Ltd.	478,775
27,035	Tiger Brands Ltd.	760,287
70,160	Truworths International Ltd.	451,791
67,179	Vodacom Group Ltd.	779,854
106,867	Woolworths Holdings Ltd.	689,397

		42,319,626

	Taiwan - 12.0%
1,074,811	Advanced Semiconductor Engineering, Inc.	$1,279,417
109,738	Asustek Computer, Inc.	953,930
5,008,000	AU Optronics Corp.	2,031,563
78,000	Catcher Technology Co. Ltd.	542,430
1,634,440	Cathay Financial Holding Co. Ltd.	1,835,500
273,894	Cheng Shin Rubber Industry Co. Ltd.	571,417
1,989,081	China Development Financial Holding Corp.	483,516
785,896	China Life Insurance Co. Ltd.	648,697
1,424,360	China Steel Corp.	983,840
644,000	Chunghwa Telecom Co. Ltd.	2,289,697
872,054	Compal Electronics, Inc.	547,714
2,709,776	CTBC Financial Holding Co. Ltd.	1,493,972
278,506	Delta Electronics, Inc.	1,465,683
929,057	E.Sun Financial Holding Co. Ltd.	518,035
411,562	Far Eastern New Century Corp.	321,019
252,000	Far EasTone Telecommunications Co. Ltd.	578,630
1,181,637	First Financial Holding Co. Ltd.	655,170
317,920	Formosa Chemicals & Fibre Corp.	827,590
255,000	Formosa Petrochemical Corp.	725,308
434,280	Formosa Plastics Corp.	1,058,390
220,874	Foxconn Technology Co. Ltd.	534,836
1,606,928	Fubon Financial Holding Co. Ltd.	1,995,887
308,900	Highwealth Construction Corp.	470,757
2,099,846	Hon Hai Precision Industry Co. Ltd.	5,781,927
580,233	HTC Corp.	1,728,539
3,461,490	Innolux Corp.	1,279,503
314,000	Inotera Memories, Inc.(a)	255,740
1,125,000	Inventec Corp.	872,216
4,000	Largan Precision Co. Ltd.	428,531
323,683	Lite-On Technology Corp.	484,668
278,091	MediaTek, Inc.	2,121,203
1,458,080	Mega Financial Holding Co. Ltd.	1,141,873
424,940	Nan Ya Plastics Corp.	804,009
89,000	Novatek Microelectronics Corp.	312,251
605,106	Pegatron Corp.	1,484,190
520,740	Pou Chen Corp.	709,588
158,200	Powertech Technology, Inc.	402,401
62,000	President Chain Store Corp.	503,023
437,000	Quanta Computer, Inc.	888,428
159,000	Radiant Opto-Electronics Corp.	254,516
156,000	Ruentex Industries Ltd.	249,225
2,045,908	Shin Kong Financial Holding Co. Ltd.	415,296
332,000	Siliconware Precision Industries Co. Ltd.	499,201
1,321,411	SinoPac Financial Holdings Co. Ltd.	426,355
1,505,188	Taishin Financial Holding Co. Ltd.	603,527
434,089	Taiwan Cement Corp.	460,972
212,400	Taiwan Mobile Co. Ltd.	731,886
2,062,000	Taiwan Semiconductor Manufacturing Co. Ltd.	11,142,280
210,000	TPK Holding Co. Ltd.	401,278
586,941	Uni-President Enterprises Corp.	1,198,777
2,607,000	United Microelectronics Corp.	971,817
1,445,771	Wistron Corp.	1,148,084
1,696,671	Yuanta Financial Holding Co. Ltd.	595,267

		61,109,569

	Thailand - 2.6%
210,019	Advanced Info Service PCL NVDR	1,073,310
33,222	Bangkok Bank PCL (Foreign Shares)	163,105
69,477	Bangkok Bank PCL NVDR	340,104
749,064	Banpu PCL NVDR	337,649
883,451	Charoen Pokphand Foods PCL NVDR	710,210
352,439	CP ALL PCL NVDR	523,650
3,345,369	IRPC PCL NVDR	476,400

Schedule of Investments

168,317	Kasikornbank PCL NVDR	$954,425
786,146	Krung Thai Bank PCL NVDR	392,734
512,437	PTT Exploration & Production PCL NVDR	1,213,783
515,750	PTT Global Chemical PCL NVDR	899,564
357,783	PTT PCL NVDR	3,389,848
40,374	Siam Cement PCL (The) NVDR	591,178
252,394	Siam Commercial Bank PCL (The) NVDR	1,148,563
252,792	Thai Oil PCL NVDR	440,916
408,160	Total Access Communication PCL NVDR	380,856

		13,036,295

	Turkey - 1.9%
465,705	Akbank TAS	1,199,247
20,165	BIM Birlesik Magazalar AS	372,258
471,038	Eregli Demir ve Celik Fabrikalari TAS	715,186
262,678	Haci Omer Sabanci Holding AS	782,724
188,597	KOC Holding AS	807,331
39,647	Tupras Turkiye Petrol Rafinerileri AS	846,600
156,727	Turk Hava Yollari AO(a)	270,983
201,801	Turk Telekomunikasyon AS	407,631
195,233	Turkcell Iletisim Hizmetleri AS(a)	676,425
517,087	Turkiye Garanti Bankasi AS	1,267,578
229,937	Turkiye Halk Bankasi AS	604,419
543,966	Turkiye Is Bankasi AS, Class C	836,829
366,340	Turkiye Vakiflar Bankasi TAO, Class D	541,519
249,342	Yapi ve Kredi Bankasi AS(a)	287,688

		9,616,418

	Total Investments (Cost $511,734,216)(f) - 99.9%	509,308,355
	Other assets less liabilities - 0.1%	386,900

	Net Assets - 100.0%	$509,695,255

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $30,009,099, which represented 5.89% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares India Portfolio and therefore, PowerShares India Portfolio is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended July 31, 2016.

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
PowerShares India Portfolio	$2,674,520	$3,836,166	$(251,381)	$419,840	$(8,507)	$6,670,638	$37,324

(d)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(e)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $552,519,112. The net unrealized depreciation was $43,210,757, which consisted of aggregate gross unrealized appreciation of $47,341,799 and aggregate gross unrealized depreciation of $90,552,556.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 2.9%
49,438	Costa Group Holdings Ltd.	$108,968
40,211	GrainCorp Ltd., Class A	259,169
49,468	Nufarm Ltd.	311,313

		679,450

	Canada - 15.8%
21,018	Agrium, Inc.	1,909,921
116,245	Potash Corp. of Saskatchewan, Inc.	1,814,030

		3,723,951

	China - 1.4%
569,540	China Agri-Industries Holdings Ltd.(a)	198,166
616,722	China Modern Dairy Holdings Ltd.(a)	81,064
452,301	Sinofert Holdings Ltd.	53,624

		332,854

	Germany - 3.4%
38,486	K+S AG	804,146

	Hong Kong - 0.8%
1,678,027	C.P. Pokphand Co. Ltd.	194,618

	Indonesia - 5.3%
1,776,852	Golden Agri-Resources Ltd.	476,261
99,810	PT Astra Agro Lestari Tbk(a)	110,489
1,864,285	PT Charoen Pokphand Indonesia Tbk	533,731
2,769,602	PT Eagle High Plantations Tbk(a)	49,478
722,762	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	77,527

		1,247,486

	Ireland - 0.4%
14,926	Origin Enterprises PLC	90,148

	Israel - 3.0%
131,551	Israel Chemicals Ltd.	533,949
1,054	Israel Corp. Ltd. (The)	180,110

		714,059

	Japan - 2.0%
7,079	Hokuto Corp.	131,862
15,729	Kumiai Chemical Industry Co. Ltd.	95,462
9,757	Sakata Seed Corp.(b)	241,628

		468,952

	Malaysia - 6.7%
320,500	Felda Global Ventures Holdings Bhd	145,664
73,500	Genting Plantations Bhd	190,318
634,390	IOI Corp. Bhd	659,248
88,374	Kuala Lumpur Kepong Bhd	501,955
14,100	United Plantations Bhd	91,933

		1,589,118

	Netherlands - 1.2%
18,090	OCI NV(a)	276,330

	Norway - 3.6%
26,342	Yara International ASA	857,853

	Russia - 3.7%
63,353	PhosAgro PJSC GDR(c)	$874,271

	Singapore - 4.5%
126,949	First Resources Ltd.	152,649
394,506	Wilmar International Ltd.	907,619

		1,060,268

	Taiwan - 1.1%
193,099	Taiwan Fertilizer Co. Ltd.	269,176

	Turkey - 0.7%
86,303	Gubre Fabrikalari TAS	157,012

	United Kingdom - 0.8%
512,745	Sirius Minerals PLC(a)	182,107

	United States - 42.7%
44,462	Archer-Daniels-Midland Co.	2,004,347
25,070	Bunge Ltd.	1,650,609
27,640	Darling Ingredients, Inc.(a)	436,159
20,010	FMC Corp.	951,276
6,041	Fresh Del Monte Produce, Inc.	343,431
8,101	Ingredion, Inc.	1,079,377
16,908	Monsanto Co.	1,805,267
37,707	Mosaic Co. (The)	1,018,089
10,916	Scotts Miracle-Gro Co. (The), Class A	805,055

		10,093,610

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $30,186,662) - 100.0%	23,615,409

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
184,092	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $184,092)	184,092

	Total Investments (Cost $30,370,754)(f) - 100.8%	23,799,501
	Other assets less liabilities - (0.8)%	(184,561)

	Net Assets - 100.0%	$23,614,940

Investment Abbreviations:

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2016 represented 3.70% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Schedule of Investments

(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $31,196,967. The net unrealized depreciation was $7,397,466, which consisted of aggregate gross unrealized appreciation of $2,380,449 and aggregate gross unrealized depreciation of $9,777,915.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio (PBD)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Austria - 1.0%
37,787	Verbund AG	$591,575

	Brazil - 1.2%
44,300	Sao Martinho SA	727,735

	Canada - 6.1%
161,283	Ballard Power Systems, Inc.(a)(b)	311,670
66,032	Boralex, Inc., Class A	1,010,190
46,060	Canadian Solar, Inc.(b)	654,052
46,481	Innergex Renewable Energy, Inc.	557,465
98,191	TransAlta Renewables, Inc.(a)	1,060,934

		3,594,311

	China - 15.2%
94,424	BYD Co. Ltd., H-Shares(b)	598,671
613,517	China Everbright International Ltd.	662,539
1,237,723	China Longyuan Power Group Corp., H-Shares	992,099
1,777,765	China Power New Energy Development Co. Ltd.	1,060,709
593,896	China Singyes Solar Technologies Holdings Ltd.	238,019
2,208,921	China Titans Energy Technology Group Co. Ltd.(b)	327,355
5,300,435	GCL-Poly Energy Holdings Ltd.	724,033
3,100,006	Huaneng Renewables Corp. Ltd., H-Shares	990,730
29,979	JA Solar Holdings Co. Ltd. ADR(a)(b)	209,553
46,136	Kandi Technologies Group, Inc.(a)(b)	323,875
1,544,205	Shunfeng International Clean Energy Ltd.(b)	195,017
92,808	Trina Solar Ltd. ADR(a)(b)	765,666
611,904	Wasion Group Holdings Ltd.	346,170
692,180	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	938,374
1,772,549	Xinyi Solar Holdings Ltd.	678,416

		9,051,226

	Denmark - 2.9%
14,523	Novozymes A/S, Class B	712,891
14,822	Vestas Wind Systems A/S	1,034,863

		1,747,754

	France - 0.6%
12,111	Albioma SA	208,700
8,694	Blue Solutions SA(a)(b)	131,734

		340,434

	Germany - 5.5%
52,360	Aixtron SE(b)	328,709
29,385	Capital Stage AG	198,473
34,023	Nordex SE(b)	940,503
74,805	Senvion SA(b)	928,105
13,966	SMA Solar Technology AG(a)	701,694
31,919	VERBIO Vereinigte BioEnergie AG(a)	180,644

		3,278,128

	Guernsey - 1.8%
745,482	Renewables Infrastructure Group Ltd. (The)	1,043,225

	Hong Kong - 4.0%
1,452,000	Canvest Environmental Protection Group Co. Ltd.(b)(c)	$666,128
1,280,003	China High Speed Transmission Equipment Group Co. Ltd.	989,699
9,871,910	FDG Electric Vehicles Ltd.(b)	534,308
2,703,887	United Photovoltaics Group Ltd.(b)	198,612

		2,388,747

	Ireland - 2.0%
50,258	Kingspan Group PLC	1,155,212

	Japan - 4.4%
150,154	GS Yuasa Corp.	619,751
345,212	Meidensha Corp.	1,189,050
9,283	Odelic Co. Ltd.	344,201
25,008	Takuma Co. Ltd.	218,638
33,221	West Holdings Corp.	218,156

		2,589,796

	New Zealand - 1.9%
140,141	Contact Energy Ltd.	545,776
252,255	Mercury NZ Ltd.	569,429

		1,115,205

	Philippines - 0.9%
4,310,105	Energy Development Corp.	537,048

	South Korea - 3.9%
6,116	Samsung SDI Co. Ltd.	576,028
94,160	Seoul Semiconductor Co. Ltd.	1,408,008
18,561	Taewoong Co. Ltd.(b)	352,115

		2,336,151

	Spain - 6.8%
39,392	Atlantica Yield PLC(a)	793,749
131,676	EDP Renovaveis SA	1,065,919
52,886	Gamesa Corp. Tecnologica SA	1,120,403
102,677	Saeta Yield SA	1,053,346

		4,033,417

	Sweden - 1.9%
128,305	Nibe Industrier AB, Class B	1,105,118

	Switzerland - 0.4%
53,476	Meyer Burger Technology AG(a)(b)	224,096

	Taiwan - 5.0%
1,797,131	Epistar Corp.(b)	1,384,877
205,000	Everlight Electronics Co. Ltd.	333,286
47,000	Gigasolar Materials Corp.	674,310
200,000	Motech Industries, Inc.(b)	207,374
373,241	Neo Solar Power Corp.	190,578
184,000	Sino-American Silicon Products, Inc.	200,583

		2,991,008

	Thailand - 1.8%
1,131,458	Energy Absolute PCL NVDR	852,735
340,860	SPCG PCL NVDR	217,258

		1,069,993

	Turkey - 0.2%
456,839	Akenerji Elektrik Uretim AS(b)	139,031

	United Kingdom - 4.6%
45,477	Dialight PLC(b)	345,976
410,902	GCP Infrastructure Investments Ltd.	690,127
685,699	Greencoat UK Wind PLC	1,024,203
29,470	Ricardo PLC	300,107
181,554	Utilitywise PLC	361,574

		2,721,987

Schedule of Investments

	United States - 27.9%
4,484	Acuity Brands, Inc.	$1,176,736
66,956	Ameresco, Inc., Class A(b)	331,432
46,281	Cree, Inc.(a)(b)	1,323,637
51,555	EnerNOC, Inc.(b)	385,631
93,828	Enphase Energy, Inc.(a)(b)	168,890
14,842	First Solar, Inc.(b)	692,825
39,654	FuelCell Energy, Inc.(a)(b)	213,735
10,183	Green Plains, Inc.	230,950
26,367	Itron, Inc.(b)	1,125,607
25,886	Johnson Controls, Inc.	1,188,685
30,964	Maxwell Technologies, Inc.(a)(b)	170,302
12,330	Ormat Technologies, Inc.	562,741
43,916	Pattern Energy Group, Inc.(a)	1,070,233
120,587	Plug Power, Inc.(a)(b)	215,851
1,078,087	REC Silicon ASA(a)(b)	204,024
22,020	Renewable Energy Group, Inc.(b)	214,695
28,967	Silver Spring Networks, Inc.(b)	364,115
30,769	SolarCity Corp.(a)(b)	821,532
35,856	SolarEdge Technologies, Inc.(a)(b)	641,822
48,239	SunPower Corp.(a)(b)	703,325
78,695	TerraForm Power, Inc., Class A(a)(b)	925,453
5,726	Tesla Motors, Inc.(a)(b)	1,344,408
16,915	Universal Display Corp.(b)	1,198,259
66,354	Veeco Instruments, Inc.(b)	1,112,757
65,933	Vivint Solar, Inc.(a)(b)	199,118

		16,586,763

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $56,223,944) - 100.0%	59,367,960

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 13.6%
8,097,938	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $8,097,938)	8,097,938

	Total Investments (Cost $64,321,882)(f) - 113.6%	67,465,898
	Other assets less liabilities - (13.6)%	(8,067,629)

	Net Assets - 100.0%	$59,398,269

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2016.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2016 represented 1.12% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $65,947,967. The net unrealized appreciation was $1,517,931, which consisted of aggregate gross unrealized appreciation of $9,949,175 and aggregate gross unrealized depreciation of $8,431,244.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Australia - 11.0%
344,305	Evolution Mining Ltd.	$737,963
251,642	Newcrest Mining Ltd.(a)	4,781,512
227,013	Northern Star Resources Ltd.	909,292
229,160	OceanaGold Corp.	829,443
189,028	Regis Resources Ltd.	578,993

		7,837,203

	Canada - 48.8%
46,866	Agnico Eagle Mines Ltd.	2,730,630
298,577	B2Gold Corp.(a)(b)	936,452
251,690	Barrick Gold Corp.	5,502,613
62,241	Centerra Gold, Inc.	367,513
58,920	Detour Gold Corp.(a)	1,542,524
28,163	Dominion Diamond Corp.	258,943
271,030	Eldorado Gold Corp.	1,111,929
55,286	Franco-Nevada Corp.	4,267,966
250,206	Goldcorp, Inc.	4,476,290
144,323	IAMGOLD Corp.(a)	745,935
470,572	Kinross Gold Corp.(a)	2,435,766
192,985	New Gold, Inc.(a)	1,003,365
40,213	Osisko Gold Royalties Ltd.	534,714
57,493	Pan American Silver Corp.	1,123,363
57,131	Pretium Resources, Inc.(a)(b)	679,500
122,281	SEMAFO, Inc.(a)	659,204
44,779	Silver Standard Resources, Inc.(a)(b)	625,646
112,823	Silver Wheaton Corp.	3,153,559
29,853	Torex Gold Resources, Inc.(a)	619,930
358,264	Yamana Gold, Inc.	2,052,247

		34,828,089

	China - 1.1%
2,180,775	Zijin Mining Group Co. Ltd., H-Shares	792,503

	Hong Kong - 0.2%
8,363,696	G-Resources Group Ltd.	146,581

	Japan - 0.3%
13,655	Asahi Holdings, Inc.	234,101

	Jersey Island - 5.4%
409,609	Centamin PLC	902,227
24,980	Randgold Resources Ltd.	2,943,479

		3,845,706

	Mexico - 4.3%
69,678	Fresnillo PLC	1,786,397
48,103	Industrias Penoles SAB de CV	1,238,572

		3,024,969

	Russia - 1.5%
74,156	Polymetal International PLC	1,095,826

	South Africa - 11.9%
23,458	Anglo American Platinum Ltd.(a)	744,537
154,213	AngloGold Ashanti Ltd.(a)	3,372,040
264,114	Gold Fields Ltd.	1,633,304
247,339	Impala Platinum Holdings Ltd.(a)	1,088,342
177,386	Northam Platinum Ltd.(a)	657,440

216,653	Sibanye Gold Ltd.	$1,003,327

		8,498,990

	Turkey - 0.1%
17,352	Koza Altin Isletmeleri AS(a)	58,785

	United Kingdom - 0.5%
48,082	Acacia Mining PLC	357,176

	United States - 15.0%
110,747	Alacer Gold Corp.(a)	282,802
135,074	Hecla Mining Co.	876,630
130,134	Newmont Mining Corp.	5,725,896
21,229	Royal Gold, Inc.	1,794,700
35,260	Stillwater Mining Co.(a)	539,478
96,376	Tahoe Resources, Inc.	1,498,057

		10,717,563

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $59,058,147) - 100.1%	71,437,492

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.6%
1,144,568	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(c)(d) (Cost $1,144,568)	1,144,568

	Total Investments (Cost $60,202,715)(e) - 101.7%	72,582,060
	Other assets less liabilities - (1.7)%	(1,188,447)

	Net Assets - 100.0%	$71,393,613

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2016.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $61,489,260. The net unrealized appreciation was $11,092,800, which consisted of aggregate gross unrealized appreciation of $15,782,112 and aggregate gross unrealized depreciation of $4,689,312.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio (PIO)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Brazil - 3.7%
784,941	Cia de Saneamento Basico do Estado de Sao Paulo	$7,479,329

	Canada - 1.2%
18,118	Pure Technologies Ltd.	75,304
90,621	Stantec, Inc.	2,309,218

		2,384,522

	Cayman Islands - 0.1%
19,917	Consolidated Water Co. Ltd.	267,485

	China - 3.9%
5,488,649	Beijing Enterprises Water Group Ltd.	3,331,405
1,108,493	China Everbright Water Ltd.	495,195
3,041,558	CT Environmental Group Ltd.	925,016
2,085,415	Guangdong Investment Ltd.	3,198,015

		7,949,631

	Finland - 0.2%
19,390	Uponor Oyj	360,369

	France - 9.1%
375,944	Suez	6,102,100
557,825	Veolia Environnement SA	12,388,431

		18,490,531

	Hong Kong - 0.2%
676,776	China Water Affairs Group Ltd.	414,266

	Italy - 0.7%
485,810	Hera SpA	1,377,701

	Japan - 6.4%
144,564	Kurita Water Industries Ltd.	3,226,012
22,134	Metawater Co. Ltd.	693,274
14,412	Torishima Pump Manufacturing Co. Ltd.	158,485
205,001	TOTO Ltd.	8,871,341

		12,949,112

	Netherlands - 1.9%
79,002	Aalberts Industries NV	2,623,376
97,916	Arcadis NV	1,311,198

		3,934,574

	Singapore - 0.2%
864,201	SIIC Enviornment Holdings Ltd.(a)	373,194

	South Korea - 1.4%
37,652	Coway Co. Ltd.	2,880,665

	Spain - 3.2%
87,865	Acciona SA	6,491,713

	Switzerland - 10.4%
35,349	Geberit AG	13,679,472
131,983	Wolseley PLC	7,375,594

		21,055,066

	United Kingdom - 15.8%
176,985	Halma PLC	2,464,972
220,156	Pennon Group PLC	2,636,557

258,369	Pentair PLC	$16,489,110
148,951	Severn Trent PLC	4,843,198
408,548	United Utilities Group PLC	5,516,506

		31,950,343

	United States - 41.5%
65,858	A.O. Smith Corp.	6,117,549
210,042	American Water Works Co., Inc.	17,345,268
76,734	Aqua America, Inc.	2,658,066
208,681	Danaher Corp.	16,994,981
66,376	Ecolab, Inc.	7,857,591
205,330	HD Supply Holdings, Inc.(a)	7,430,893
34,353	IDEX Corp.	3,084,556
45,489	Roper Technologies, Inc.	7,749,506
53,734	Waters Corp.(a)	8,539,945
128,220	Xylem, Inc.	6,130,198

		83,908,553

	Total Investments (Cost $162,309,491)(b) - 99.9%	202,267,054
	Other assets less liabilities - 0.1%	108,863

	Net Assets - 100.0%	$202,375,917

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $171,049,404. The net unrealized appreciation was $31,217,650, which consisted of aggregate gross unrealized appreciation of $41,274,776 and aggregate gross unrealized depreciation of $10,057,126.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International BuyBack Achievers™ Portfolio (IPKW)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.6%
	Australia - 0.7%
555,175	Asaleo Care Ltd.	$573,867

	Belgium - 0.0%
2	Colruyt SA	112

	Brazil - 5.7%
288,100	BRF SA	4,830,782

	Canada - 17.3%
271,084	Aimia, Inc.	1,785,677
71,946	Avigilon Corp.(a)	732,122
31,696	Canadian Pacific Railway Ltd.	4,754,461
199,079	Celestica, Inc.(a)	2,207,494
29,226	Dollarama, Inc.	2,163,627
65,071	Great Canadian Gaming Corp.(a)	929,122
95,543	Maple Leaf Foods, Inc.	2,177,476

		14,749,979

	China - 4.7%
3,314,817	China Evergrande Group	2,088,861
4,967,000	China Huishan Dairy Holdings Co. Ltd.	1,952,248

		4,041,109

	Denmark - 2.5%
85,759	Topdanmark A/S(a)	2,128,680

	France - 4.6%
60,130	JCDecaux SA	2,058,565
9	L’Oreal SA	1,713
80,789	SFR Group SA	1,908,934

		3,969,212

	Germany - 2.3%
67,723	RHOEN KLINIKUM AG	1,995,519

	Hong Kong - 1.3%
3,336,000	SSY Group Ltd.	1,070,450

	Ireland - 2.2%
465,361	C&C Group PLC	1,875,486

	Japan - 30.0%
9,200	Ci:z Holdings Co. Ltd.	227,296
55,100	Credit Saison Co. Ltd.	925,815
43,200	DMG Mori Co. Ltd.	459,884
19,600	Duskin Co. Ltd.	358,015
30,597	EDION Corp.	256,455
6,500	Elecom Co. Ltd. REIT	150,632
5,300	Enplas Corp.	149,870
9,800	Fujicco Co. Ltd.	282,759
105,500	FUJIFILM Holdings Corp.	3,838,703
29,189	Fujitec Co. Ltd.	283,673
11,800	Geo Holdings Corp.	171,557
18,400	Heiwado Co. Ltd.	358,000
114,600	Hoya Corp.	4,109,431
10,900	Ines Corp.	116,993
166,700	Isuzu Motors Ltd.	2,194,256
20,300	J Trust Co. Ltd.	153,906
8,611	Japan Securities Finance Co. Ltd.	35,121
89,600	Marui Group Co. Ltd.	1,302,669

4,700	Melco Holdings, Inc.	$134,325
16	NS Solutions Corp.	305
16	NTT DoCoMo, Inc.	429
10,700	Ryosan Co. Ltd.	333,054
20,824	Sankyo Co. Ltd.	762,981
151,200	Suzuki Motor Corp.	4,703,377
4,800	Tamron Co. Ltd.	70,207
48,600	Tokyo Electron Ltd.	4,281,694
7	Yamada Denki Co. Ltd.	37

		25,661,444

	Netherlands - 0.0%
12	Koninklijke Ahold Delhaize NV	287

	Russia - 4.9%
97,187	LUKOIL PJSC ADR	4,154,744

	South Africa - 3.0%
691,299	Northam Platinum Ltd.(a)	2,562,140

	South Korea - 4.8%
125,656	Cheil Worldwide, Inc.	2,019,201
403,796	Hanwha Life Insurance Co. Ltd.	2,079,992

		4,099,193

	Spain - 2.4%
181,525	Mediaset Espana Comunicacion SA	2,086,742

	Sweden - 2.4%
241,031	Com Hem Holding AB	2,064,753

	Switzerland - 10.0%
24,232	Actelion Ltd.	4,310,084
29,015	Cembra Money Bank AG	2,089,548
1,709	Forbo Holding AG	2,192,726

		8,592,358

	United Kingdom - 1.8%
215,538	SVG Capital PLC(a)	1,575,365

	Total Investments (Cost $85,771,633)(b) - 100.6%	86,032,222
	Other assets less liabilities - (0.6)%	(532,680)

	Net Assets - 100.0%	$85,499,542

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $85,966,744. The net unrealized appreciation was $65,478, which consisted of aggregate gross unrealized appreciation of $760,230 and aggregate gross unrealized depreciation of $694,752.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 19.0%
300	Aoyama Trading Co. Ltd.	$11,109
864	Autobacs Seven Co. Ltd.	12,578
471	Benesse Holdings, Inc.	11,416
300	Daiichikosho Co. Ltd.	13,788
893	Fuji Media Holdings, Inc.	10,726
620	McDonald’s Holdings Co. Japan Ltd.	18,966
1,008	Nikon Corp.	14,370
972	Onward Holdings Co. Ltd.	6,715
367	Sankyo Co. Ltd.	13,447
873	Sekisui Chemical Co. Ltd.	12,854
463	Shimachu Co. Ltd.	10,486
811	Shochiku Co. Ltd.	9,306
1,372	Takashimaya Co. Ltd.	10,482
479	Toho Co. Ltd.	14,045
1,327	Tokyo Dome Corp.	11,912
223	Toyota Motor Corp.	12,825
2,232	TSI Holdings Co. Ltd.	12,980
1,002	Wacoal Holdings Corp.	11,048
2,458	Yamada Denki Co. Ltd.	12,999

		232,052

	Consumer Staples - 21.4%
305	Asahi Group Holdings Ltd.	10,404
402	Coca-Cola West Co. Ltd.	11,148
231	FamilyMart Co. Ltd.	13,659
680	House Foods Group, Inc.	16,734
286	Ito EN Ltd.	10,591
647	Kagome Co. Ltd.	17,626
200	Kao Corp.	10,837
715	Kirin Holdings Co. Ltd.	12,328
264	Kobayashi Pharmaceutical Co. Ltd.	12,584
158	Lawson, Inc.	12,195
422	Maruha Nichiro Corp.	10,731
497	NH Foods Ltd.	12,138
600	Nisshin Seifun Group, Inc.	9,935
248	Nissin Foods Holdings Co. Ltd.	14,132
416	Sapporo Holdings Ltd.	11,670
287	Seven & i Holdings Co. Ltd.	12,050
239	Sugi Holdings Co. Ltd.	12,033
286	Suntory Beverage & Food Ltd.	12,488
1,300	Takara Holdings, Inc.	11,594
321	Toyo Suisan Kaisha Ltd.	14,345
1,600	UNY Group Holdings Co. Ltd.	12,989

		262,211

	Energy - 1.1%
1,499	TonenGeneral Sekiyu K.K.	13,588

	Financials - 5.5%
3,604	Aozora Bank Ltd.	13,328
99	Daito Trust Construction Co. Ltd.	16,606
1,421	Matsui Securities Co. Ltd.	12,548
579	Mitsubishi Estate Co. Ltd.	10,898
1,368	Yamaguchi Financial Group, Inc.	13,615

		66,995

	Health Care - 4.8%
625	Astellas Pharma, Inc.	10,499
572	Mitsubishi Tanabe Pharma Corp.	10,738

188	Sawai Pharmaceutical Co. Ltd.	$14,987
100	Taisho Pharmaceutical Holdings Co. Ltd.	10,997
270	Takeda Pharmaceutical Co. Ltd.	12,087

		59,308

	Industrials - 28.1%
478	Aica Kogyo Co. Ltd.	11,684
4,311	ANA Holdings, Inc.	12,380
543	COMSYS Holdings Corp.	9,097
1,393	Dai Nippon Printing Co. Ltd.	15,685
134	East Japan Railway Co.	12,402
214	Hankyu Hanshin Holdings, Inc.	7,997
2,208	Iwatani Corp.	12,905
300	Japan Airlines Co. Ltd.	9,356
1,251	Kamigumi Co. Ltd.	11,352
1,537	Keikyu Corp.	15,657
1,411	Keio Corp.	13,203
930	Kinden Corp.	11,307
3,084	Kintetsu Group Holdings Co. Ltd.	13,391
527	Kurita Water Industries Ltd.	11,760
1,001	Nagase & Co. Ltd.	11,789
2,144	Nagoya Railroad Co. Ltd.	12,092
2,293	Nankai Electric Railway Co. Ltd.	12,753
732	Nippo Corp.	13,507
2,857	Nishimatsu Construction Co. Ltd.	14,217
1,058	Odakyu Electric Railway Co. Ltd.	12,595
364	Park24 Co. Ltd.	12,396
301	Recruit Holdings Co. Ltd.	11,528
191	Secom Co. Ltd.	14,460
2,038	Sotetsu Holdings, Inc.	11,156
876	Taisei Corp.	7,907
2,715	Tobu Railway Co., Ltd.	14,703
1,504	Tokyu Corp.	12,430
1,531	Toppan Printing Co. Ltd.	13,624

		343,333

	Information Technology - 7.9%
443	Azbil Corp.	13,465
483	Canon, Inc.	13,832
2,095	Citizen Holdings Co. Ltd.	11,325
303	FUJIFILM Holdings Corp.	11,025
340	Nomura Research Institute Ltd.	12,076
252	NTT Data Corp.	12,565
159	Oracle Corp. Japan	9,712
1,348	Ricoh Co. Ltd.	12,048

		96,048

	Materials - 7.7%
795	ADEKA Corp.	10,627
899	Kuraray Co. Ltd.	11,474
2,389	Kureha Corp.	10,000
349	Maruichi Steel Tube Ltd.	12,975
700	Nippon Paper Industries Co. Ltd.	12,759
1,236	Showa Denko K.K.	12,748
2,161	Sumitomo Osaka Cement Co. Ltd.	10,374
1,448	Toray Industries, Inc.	13,291

		94,248

	Utilities - 4.5%
952	Chugoku Electric Power Co., Inc. (The)	12,011
901	Hokuriku Electric Power Co.	10,726
2,746	Osaka Gas Co. Ltd.	11,152
957	Toho Gas Co. Ltd.	8,469
2,865	Tokyo Gas Co. Ltd.	12,272

		54,630

	Total Investments (Cost $1,105,535)(b) - 100.0%	1,222,413
	Other assets less liabilities - 0.0%	113

	Net Assets - 100.0%	$1,222,526

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,110,073. The net unrealized appreciation was $112,340, which consisted of aggregate gross unrealized appreciation of $137,381 and aggregate gross unrealized depreciation of $25,041.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Quality Portfolio (IDHQ)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -99.9%
	Australia - 3.0%
8,097	Amcor Ltd.	$92,435
1,697	Caltex Australia Ltd.	42,770
2,818	CIMIC Group Ltd.	62,627
499	Cochlear Ltd.	50,340
3,671	CSL Ltd.	329,237
965	Flight Centre Travel Group Ltd.	23,609
14,796	Qantas Airways Ltd.	35,536
13,193	Westfield Corp. REIT	107,092

		743,646

	Belgium - 0.5%
2,152	bpost SA	56,372
1,020	Colruyt SA	56,905

		113,277

	Canada - 2.1%
2,647	Alimentation Couche-Tard, Inc., Class B	119,821
1,858	CI Financial Corp.	38,028
165	Constellation Software, Inc.	67,251
816	Dollarama, Inc.	60,409
560	Genworth MI Canada, Inc.	14,974
2,497	Magna International, Inc.	96,315
1,422	Metro, Inc.	51,764
4,247	Potash Corp. of Saskatchewan, Inc.	66,275

		514,837

	Denmark - 6.1%
1,903	Coloplast A/S, Class B	149,346
1,112	DSV A/S	49,519
16,187	Novo Nordisk A/S, Class B	922,580
1,625	Novozymes A/S, Class B	79,766
801	Pandora A/S	104,288
1,929	Tryg A/S	35,990
2,199	Vestas Wind Systems A/S	153,533

		1,495,022

	Finland - 2.9%
1,156	Elisa Oyj	41,935
5,906	Fortum Oyj	98,075
417	Kesko Oyj, Class B	18,587
3,563	Kone Oyj, Class B	180,450
1,241	Metso Oyj	34,430
1,466	Neste Oyj	55,525
36,360	Nokia Oyj	208,990
762	Nokian Renkaat Oyj	28,316
916	Orion Oyj, Class B	37,521

		703,829

	France - 5.0%
4,721	Airbus Group SE	277,847
2,463	Alstom SA(a)	60,635
1,053	Christian Dior SE	190,464
695	Hermes International	299,060
5,688	Peugeot SA(a)	85,932
1,342	Thales SA	122,291
10,094	Vivendi SA	198,493

		1,234,722

	Germany - 0.6%
708	Hannover Rueck SE	72,458

2,317	METRO AG	$74,569

		147,027

	Hong Kong - 4.8%
67,200	AIA Group Ltd.	416,106
15,000	CLP Holdings Ltd.	156,186
8,300	Hong Kong Exchanges and Clearing Ltd.	204,827
14,504	Power Assets Holdings Ltd.	141,957
51,688	Sands China Ltd.	197,162
42,600	SJM Holdings Ltd.	26,570
2,740	VTech Holdings Ltd.	29,784

		1,172,592

	Ireland - 1.6%
7,772	Experian PLC	152,410
764	Paddy Power Betfair PLC	89,706
2,210	Ryanair Holdings PLC ADR	156,402

		398,518

	Israel - 0.9%
9,174	Bank Hapoalim BM	46,647
10,378	Bank Leumi Le-Israel BM(a)	37,304
1,152	Check Point Software Technologies Ltd.(a)	88,566
270	Elbit Systems Ltd.	27,188
394	Nice Ltd.	27,125

		226,830

	Italy - 0.5%
4,630	Finecobank Banca Fineco SpA	27,493
1,713	Moncler SpA	30,036
1,272	Recordati SpA	41,264
1,174	Salvatore Ferragamo SpA	27,648

		126,441

	Japan - 29.0%
4,000	77 Bank Ltd. (The)	15,495
1,700	Aisin Seiki Co. Ltd.	78,709
1,200	Alps Electric Co. Ltd.	27,399
13,324	Astellas Pharma, Inc.	223,811
1,400	Bandai Namco Holdings, Inc.	37,389
3,000	Bank of Kyoto Ltd. (The)	20,462
4,700	Bridgestone Corp.	165,143
2,000	Chiyoda Corp.	14,207
1,400	Colopl, Inc.	21,160
9,600	Dai-ichi Life Insurance Co. Ltd. (The)	127,020
4,100	Daiichi Sankyo Co. Ltd.	98,454
1,700	Daikin Industries Ltd.	149,489
529	Daito Trust Construction Co. Ltd.	88,730
1,800	Eisai Co. Ltd.	106,154
400	Ezaki Glico Co. Ltd.	24,043
5,000	Fuji Electric Co. Ltd.	22,296
6,400	Fuji Heavy Industries Ltd.	250,729
3,000	Gunma Bank Ltd. (The)	12,236
3,600	Hino Motors Ltd.	38,253
300	Hirose Electric Co. Ltd.	37,557
5,000	Hiroshima Bank Ltd. (The)	18,344
1,420	Hitachi Chemical Co. Ltd.	29,984
780	Hitachi High-Technologies Corp.	26,866
2,800	Hitachi Metals Ltd.	31,501
10,000	Hokuhoku Financial Group, Inc.	12,978
533	Hoshizaki Corp.	48,627
3,000	Hoya Corp.	107,577
3,600	Japan Exchange Group, Inc.	51,637
14,102	Japan Tobacco, Inc.	553,842
5,000	Joyo Bank Ltd. (The)	19,759
2,400	JTEKT Corp.	34,073
456	Kaken Pharmaceutical Co. Ltd.	30,390
1,800	Kansai Paint Co. Ltd.	38,060
2,893	Kao Corp.	156,753
1,100	Koito Manufacturing Co. Ltd.	54,954
5,300	Komatsu Ltd.	104,438
1,000	Konami Holdings Corp.	38,933
3,400	Kyushu Financial Group, Inc.	18,976
800	Makita Corp.	56,594

Schedule of Investments

3,800	Mazda Motor Corp.	$57,379
900	MEIJI Holdings Co. Ltd.	94,492
3,000	Mitsubishi Gas Chemical Co., Inc.	17,271
8,560	Mitsubishi Motors Corp.	40,259
800	MonotaRO Co. Ltd.	23,402
4,760	MS&AD Insurance Group Holdings, Inc.	139,616
1,244	Murata Manufacturing Co. Ltd.	155,674
800	Nabtesco Corp.	21,615
3,540	Nexon Co. Ltd.	53,194
1,900	Nippon Paint Holdings Co. Ltd.	52,744
300	Nippon Shokubai Co. Ltd.	19,115
6,000	Nishi-Nippon City Bank Ltd. (The)	11,768
1,000	Nissan Chemical Industries Ltd.	32,102
700	Nitori Holdings Co. Ltd.	87,018
1,100	Nitto Denko Corp.	74,178
1,100	NOK Corp.	21,263
1,500	Nomura Research Institute Ltd.	53,276
3,900	NSK Ltd.	33,450
23,000	NTT DoCoMo, Inc.	617,051
4,500	Obayashi Corp.	49,573
660	OBIC Co. Ltd.	38,833
1,400	OMRON Corp.	46,992
1,240	Oracle Corp. Japan	75,742
2,117	Oriental Land Co. Ltd.	134,475
12,000	Osaka Gas Co. Ltd.	48,733
602	Otsuka Corp.	31,074
14,664	Panasonic Corp.	144,658
743	Pigeon Corp.	18,705
400	Pola Orbis Holdings, Inc.	39,655
10,500	Renesas Electronics Corp.(a)	63,317
400	Rinnai Corp.	39,537
200	Ryohin Keikaku Co. Ltd.	44,748
680	Sanrio Co. Ltd.	12,169
3,100	Santen Pharmaceutical Co. Ltd.	51,936
660	SCSK Corp.	27,692
1,400	Secom Co. Ltd.	105,992
2,700	Seiko Epson Corp.	48,317
600	Shimano, Inc.	95,136
20,000	Shinsei Bank Ltd.	30,443
600	Sohgo Security Services Co. Ltd.	29,858
2,980	Sompo Japan Nipponkoa Holdings, Inc.	97,816
1,100	Stanley Electric Co. Ltd.	27,037
2,300	Sumitomo Dainippon Pharma Co. Ltd.	43,224
1,700	Sumitomo Rubber Industries Ltd.	24,285
400	Sundrug Co. Ltd.	34,854
3,800	Suzuki Motor Corp.	118,207
1,206	Sysmex Corp.	84,491
5,582	T&D Holdings, Inc.	58,089
7,000	Taisei Corp.	63,180
2,300	Terumo Corp.	99,532
4,000	Toho Gas Co. Ltd.	35,400
5,960	Tokio Marine Holdings, Inc.	234,946
1,160	Tokyo Electron Ltd.	102,197
2,000	TonenGeneral Sekiyu K.K.	18,129
3,600	Tosoh Corp.	18,547
1,100	TOTO Ltd.	47,602
1,200	Toyota Boshoku Corp.	27,949
1,900	Toyota Industries Corp.	86,671
1,000	Trend Micro, Inc.	36,493
1,949	USS Co. Ltd.	33,338
1,500	Yamaha Corp.	41,918
1,700	Yaskawa Electric Corp.	23,555
1,800	Yokogawa Electric Corp.	23,553

		7,156,487

	Jordan - 0.2%
1,473	Hikma Pharmaceuticals PLC	51,513

	New Zealand - 0.2%
3,680	Fisher & Paykel Healthcare Corp. Ltd.	27,867

11,543	Spark New Zealand Ltd.	$32,841

		60,708

	Norway - 0.1%
775	Salmar ASA	24,153

	Portugal - 0.3%
4,626	Jeronimo Martins SGPS SA	77,466

	Singapore - 1.6%
12,982	ComfortDelGro Corp. Ltd.	27,257
9,320	SATS Ltd.	30,324
8,824	Singapore Exchange Ltd.	49,471
9,324	Singapore Press Holdings Ltd.	26,242
84,176	Singapore Telecommunications Ltd.	261,973

		395,267

	South Africa - 0.2%
2,300	Mondi PLC	46,722

	South Korea - 2.8%
331	Amorepacific Corp.	114,652
434	AMOREPACIFIC Group	55,986
932	Cheil Worldwide, Inc.	14,977
490	Coway Co. Ltd.	37,489
516	Grand Korea Leisure Co. Ltd.	12,000
392	Hanmi Science Co. Ltd.	50,393
152	Hanssem Co. Ltd.	23,340
564	Hyundai Development Co.-Engineering & Construction	22,305
264	KEPCO Plant Service & Engineering Co. Ltd.	16,168
143	Korea Kolmar Co. Ltd.	12,115
3,194	KT Corp. ADR	48,740
740	KT&G Corp.	79,936
91	LG Household & Health Care Ltd.	81,889
215	Loen Entertainment, Inc.(a)	15,528
224	Lotte Chemical Corp.	60,692
39	Medy-Tox, Inc.	15,100
298	S-1 Corp.	27,003

		688,313

	Spain - 4.0%
6,896	Abertis Infraestructuras SA	108,500
7,297	Endesa SA	153,365
20,851	Industria de Diseno Textil SA	721,417

		983,282

	Sweden - 2.6%
2,664	Alfa Laval AB	42,114
5,872	Atlas Copco AB, Class A	165,355
2,128	Axfood AB	38,354
2,112	Electrolux AB, Series B	57,370
9,713	Hennes & Mauritz AB, Class B	294,233
2,549	Skanska AB, Class B	54,335

		651,761

	Switzerland - 16.3%
13,230	ABB Ltd.	281,999
989	Actelion Ltd.	175,911
59	Givaudan SA	121,608
940	Kuehne + Nagel International AG	132,278
16,105	Nestle SA	1,294,799
4,591	Roche Holding AG	1,175,718
323	Schindler Holding AG-PC	62,130
50	SGS SA	110,973
2,316	Swiss Re AG	194,947
312	Swisscom AG	154,023
535	Syngenta AG	210,966
1,832	Wolseley PLC	102,378

		4,017,730

	United Kingdom - 14.5%
2,294	Admiral Group PLC	65,910
1,419	Aggreko PLC	24,228

Schedule of Investments

4,791	Associated British Foods PLC	$171,175
2,726	Burberry Group PLC	47,775
2,819	Coca-Cola European Partners PLC	105,233
11,873	Compass Group PLC	226,368
15,733	Diageo PLC	451,405
11,031	Direct Line Insurance Group PLC	51,290
3,264	easyJet PLC	45,113
5,601	Hargreaves Lansdown PLC	96,600
1,762	IMI PLC	25,079
25,883	ITV PLC	67,355
1,539	Johnson Matthey PLC	66,940
5,043	Pearson PLC	59,055
2,101	Persimmon PLC	47,059
4,987	Reckitt Benckiser Group PLC	484,807
8,653	RELX PLC	164,861
9,362	SABMiller PLC	548,657
6,342	Sage Group PLC (The)	59,995
2,079	Schroders PLC	72,264
5,349	Smith & Nephew PLC	88,276
3,951	Sports Direct International PLC(a)	15,186
15,674	Standard Life PLC	63,035
22,261	Taylor Wimpey PLC	45,723
10,135	Unilever NV CVA	469,602

		3,562,991

	United States - 0.1%
355	ICON PLC(a)	27,573

	Total Investments (Cost $23,264,950)(b) - 99.9%	24,620,707
	Other assets less liabilities - 0.1%	24,387

	Net Assets - 100.0%	$24,645,094

Investment Abbreviations:

ADR - American Depositary Receipt

CVA - Dutch Certificates

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $23,377,175. The net unrealized appreciation was $1,243,532, which consisted of aggregate gross unrealized appreciation of $1,712,009 and aggregate gross unrealized depreciation of $468,477.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

July 31, 2016

(Unaudited)

Principal Amount		Value
	Long-Term Investments - 95.2%
	United States Government Obligations - 95.2%
	United States Treasury Notes - 6.4%
$7,235,000	3.500%, 02/15/18	$7,550,822
7,422,000	2.000%, 02/15/22	7,774,256

		15,325,078

	United States Treasury Bonds - 88.8%
6,056,000	8.875%, 02/15/19	7,310,488
5,829,000	8.500%, 02/15/20	7,388,939
5,707,000	7.875%, 02/15/21	7,451,424
5,498,000	7.125%, 02/15/23	7,545,895
5,683,000	6.250%, 08/15/23	7,598,790
5,055,000	7.625%, 02/15/25	7,617,647
5,472,000	6.000%, 02/15/26	7,713,813
5,131,000	6.625%, 02/15/27	7,719,451
5,302,000	6.125%, 11/15/27	7,835,778
5,523,000	5.250%, 02/15/29	7,830,255
5,023,000	6.250%, 05/15/30	7,925,842
15,905,000	5.375%, 02/15/31	23,721,751
16,583,000	4.500%, 02/15/36	24,118,232
5,344,000	4.750%, 02/15/37	8,036,665
5,604,000	4.375%, 02/15/38	8,092,086
6,371,000	3.500%, 02/15/39	8,162,844
5,432,000	4.625%, 02/15/40	8,103,974
5,322,000	4.750%, 02/15/41	8,111,894
6,821,000	3.125%, 02/15/42	8,222,900
6,858,000	3.125%, 02/15/43	8,256,525
6,250,000	3.625%, 02/15/44	8,218,994
7,828,000	2.500%, 02/15/45	8,342,323
7,932,000	2.500%, 02/15/46	8,459,978

		213,786,488

	Total Long-Term Investments (Cost $213,941,651)	229,111,566

	Short-Term Investments - 3.2%
	United States Government Obligations - 3.1%
	United States Treasury Notes -3.1%
7,305,000	4.625%, 02/15/17 (Cost $7,441,642)	7,469,947

Number of Shares
	Money Market Funds - 0.1%
207,401	Invesco Premier Portfolio – Institutional Class, 0.36%(a) (Cost $207,401)	207,401

	Total Short-Term Investments (Cost $7,649,043)	7,677,348

	Total Investments (Cost $221,590,694)(b) - 98.4%	236,788,914
	Other assets less liabilities - 1.6%	3,841,621

	Net Assets - 100.0%	$240,630,535

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(b)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $222,290,142. The net unrealized appreciation was $14,498,772, which consisted of aggregate gross unrealized appreciation of $14,498,772 and aggregate gross unrealized depreciation of $0.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Build America Bond Portfolio (BAB)

July 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 93.1%
	Ad Valorem Property Tax - 19.7%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,425,730
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,642,935
11,000,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/39	13,342,120
1,090,000	California State Ref. Ser. 11	5.000	09/01/41	1,284,609
8,505,000	California State Ser. 09	7.350	11/01/39	13,345,706
4,500,000	California State Ser. 10	7.625	03/01/40	7,370,145
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,110,192
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/35	2,184,040
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	1,858,960
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	2,116,080
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/36	5,833,010
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,984,725
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	2,289,919
4,560,000	Clark County Nevada Ser. 10	7.000	07/01/38	5,485,042
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/26	5,676,398
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,658,128
700,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/32	814,128
2,170,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/35	2,595,233
200,000	Delaware State Ser. 09D	5.200	10/01/26	220,800
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	677,540
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/30	1,100,640
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/30	700,179
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/35	1,124,630
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,328,980
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,407,780
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,102,380
9,300,000	Illinois State Ser. 10	6.900	03/01/35	9,894,084
5,000,000	Illinois State Ser. 10-1	5.363	02/01/19	5,318,250
14,795,000	Illinois State Ser. 10-1	5.563	02/01/21	16,378,953
2,500,000	Illinois State Ser. 10-2	5.650	03/01/20	2,738,050
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	226,458
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	362,595
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,328,000
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,139,430
1,000,000	Las Vegas Valley Nevada Water District Ser. 09A	7.100	06/01/39	1,154,150
5,140,000	Los Angeles California Community College District Ser. 10	6.600	08/01/42	8,224,154
5,000,000	Los Angeles California Community College District Ser. 10	6.750	08/01/49	8,209,750
1,000,000	Los Angeles California Unified School District (Taxable) Ser. 09KRY	5.755	07/01/29	1,304,730
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	663,755
860,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	1,161,886
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	254,506
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	5,078,343
1,500,000	Massachusetts State Ser. 16F	3.277	06/01/46	1,602,840
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,154,060
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	4,486,320
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,184,410
2,710,000	New York City New York Ser. 10	5.817	10/01/31	3,157,963
4,700,000	New York City New York Ser. 10	5.968	03/01/36	6,490,418
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,158,290
1,000,000	New York City Ser. 10	5.646	06/01/27	1,276,990
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	953,280
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,127,050
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,113,030
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,612,661
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,090,150
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,123,640
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/30	2,331,820
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,099,400

Schedule of Investments

$2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397%	08/15/40	$2,314,640
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	2,059,575
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	5,286,242
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,196,100
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	1,055,120
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	229,174
5,000,000	Utah State Ser. 10B	3.369	07/01/21	5,476,050
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	749,621

				196,445,967

	College Revenue - 7.5%
4,500,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	6,502,410
900,000	California State University Rev. Ser. 10	6.484	11/01/41	1,254,978
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,261,830
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,229,560
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,652,760
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/30	6,391,850
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,558,383
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,273,000
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,099,670
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,160,790
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,417,450
500,000	Northern Arizona University Rev. Ser. 09A	6.687	06/01/39	564,275
1,000,000	Pennsylvania State Higher Educational Facilities Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,297,670
905,000	Rutgers The State University of New Jersey Ser. 10	5.545	05/01/29	1,091,530
1,500,000	University of California Rev. Ref. Ser. 16AS	3.552	05/15/39	1,573,665
10,745,000	University of California Rev. Ser. 10	5.946	05/15/45	14,925,557
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,435,630
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,726,400
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/30	313,367
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	547,815
500,000	University of Texas Ser. 09B	6.276	08/15/41	563,640
10,000,000	University of Texas System Ser. 10C	4.644	08/15/30	12,203,500
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,975,981
250,000	Wayne State University Ser. 09B	6.536	11/15/39	284,145

				74,305,856

	Electric Power Revenue - 12.0%
8,005,000	American Municipal Power (Ohio Inc.) Rev. Ser. 09	6.053	02/15/43	10,778,012
7,665,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/50	12,891,917
2,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric-Remarketed) Ser. 10E	6.270	02/15/50	2,778,321
3,395,000	American Municipal Power, Inc. Ohio Ser. 10	7.499	02/15/50	5,171,434
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	995,910
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	8,679,905
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/30	2,401,260
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/30	3,149,075
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/40	3,580,362
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/34	659,450
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	9,275,600
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,787,280
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	536,920
10,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/42	13,456,400
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,304,700
9,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	12,366,234
6,690,000	Municipal Electric Auth. of Georgia Ser. 10	6.655	04/01/57	9,312,480
1,000,000	Northern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,344,560
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	318,500
2,985,000	South Carolina State Public Service Auth. Rev. Ser. 10C	6.454	01/01/50	4,466,455

Schedule of Investments

$1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843%	07/01/30	$2,384,291
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,520,680
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	3,314,246
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/35	6,628,727

				120,102,719

	Fuel Sales Tax Revenue - 2.1%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	734,992
2,250,000	Missouri Highway & Transportation Commission (State Road Rev.) Ser. 09	4.963	05/01/23	2,676,577
6,000,000	Missouri Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/24	7,251,480
2,000,000	Washington State Ser. 10	5.090	08/01/33	2,582,920
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,590,106
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,667,600

				20,503,675

	General Fund - 14.1%
17,590,000	California State Ser. 09	7.500	04/01/34	27,322,547
3,500,000	California State Ser. 09	7.300	10/01/39	5,469,940
22,850,000	California State Ser. 10	7.950	03/01/36	27,734,873
27,455,000	California State Ser. 10	7.600	11/01/40	45,842,712
15,860,000	California State Various Purpose Ser. 09	7.550	04/01/39	25,929,355
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/21	5,985,400
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,606,240

				140,891,067

	Government Fund/Grant Revenue - 0.9%
10,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/39	8,843,871

	Health, Hospital, Nursing Home Revenue - 1.1%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,330,400
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,362,840
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	3,256,375
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculty Board (Vanderbilt University Medical Center) Ser. 16B	4.053	07/01/26	1,105,650
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	1,046,000
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	1,623,015
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	638,905

				11,363,185

	Highway Tolls Revenue - 5.4%
3,025,000	Bay Area California Auth. Toll Bridge Rev. (San Francisco Bay Area) Ser. 10S3	6.907	10/01/50	5,045,307
3,605,000	Bay Area California Auth. Toll Bridge Rev. Sub. Lien Ser. 10S1	7.043	04/01/50	5,989,635
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/24	214,856
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,565,856
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	286,042
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	335,845
4,215,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	6,802,968
5,000,000	North Texas Tollway Auth. Rev. Sub.-Lien Ser. 10B-2	8.410	02/01/30	6,436,300
1,443,000	Pennsylvania Turnpike Commission Rev. Ser. 09	6.105	12/01/39	2,056,636
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,469,980
9,255,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	11,984,485
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/36	6,583,450
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	3,663,485

				53,434,845

	Hotel Occupancy Tax - 0.4%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/42	4,040,508

	Income Tax Revenue - 1.7%
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub.-Ser. 10S-1B	6.828	07/15/40	5,513,950
500,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/36	581,155
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/25	244,498
2,760,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.500	03/15/30	3,538,099
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	2,430,792

Schedule of Investments

$1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904%	02/15/23	$1,646,708
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 10C	5.838	03/15/40	2,689,060

				16,644,262

	Lease Revenue - 3.4%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	348,582
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,156,790
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,245,020
800,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	1,161,952
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,090,690
80,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	81,712
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/30	1,251,550
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/36	1,386,666
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	576,155
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,213,520
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,132,740
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,438,280
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,102,020
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	555,925
5,000,000	Port of Morrow Oregon Transmission Facilities Rev. (Bonneville Corporation Project No. 4) Ser. 16	2.987	09/01/36	5,098,000
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	4,279,200
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	659,715
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,975,720
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	1,081,060
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,578,388

				34,413,685

	Miscellaneous Revenue - 3.6%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	567,270
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	601,910
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,437,140
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,281,090
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	4,589,795
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	569,840
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,245,660
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	8,088,920
1,000,000	Mississippi State Ser. 10	5.245	11/01/34	1,286,800
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,318,720
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,185,060
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	2,251,880
5,000,000	Texas State Ser. 09	5.517	04/01/39	7,145,000

				35,569,085

	Multiple Utility Revenue - 0.1%
810,000	Colorado Springs Utilities Rev. (Direct Pay) Ser. 10B2	5.738	11/15/50	931,589

	Nuclear Revenue - 0.3%
2,500,000	South Carolina State Public Service Auth. Rev. Ser. 16D	2.388	12/01/23	2,560,275

	Port, Airport & Marina Revenue - 3.7%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/38	3,645,596
5,750,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/40	8,402,705
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	284,400
2,000,000	New York State Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal Redevelopment Project) Ser. 16B	3.023	07/01/24	2,025,020
2,750,000	New York State Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal Redevelopment Project) Ser. 16B	3.123	01/01/25	2,789,270
2,500,000	New York State Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal Redevelopment Project) Ser. 16B	3.223	07/01/25	2,551,525
2,000,000	New York State Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal Redevelopment Project) Ser. 16B	3.273	01/01/26	2,051,540
1,000,000	New York State Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal Redevelopment Project) Ser. 16B	3.323	07/01/26	1,027,140

Schedule of Investments

$2,000,000	New York State Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal Redevelopment Project) Ser. 16B	3.423%	07/01/27	$2,052,760
3,000,000	New York State Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal Redevelopment Project) Ser. 16B	3.473	07/01/28	3,072,960
2,000,000	New York State Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal Redevelopment Project) Ser. 16B	3.573	07/01/29	2,062,180
1,000,000	New York State Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal Redevelopment Project) Ser. 16B	3.673	07/01/30	1,029,440
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	5,783,000

				36,777,536

	Sales Tax Revenue - 2.0%
1,855,000	Central Puget Sound Washington Regional Transportation Auth. Sales & Use Ser. 09	5.491	11/01/39	2,571,846
1,000,000	Denver Colorado City & County Dedicated Tax Rev. Ref. & Improvement Ser. 16B	3.818	08/01/32	1,073,760
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	260,068
2,000,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.869	07/01/40	2,710,840
450,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	633,915
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,988,950
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,208,150
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/32	1,331,916
1,815,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/39	2,640,553
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	4,289,310

				19,709,308

	Sewer Revenue - 1.2%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	3,762,720
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,334,777
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,427,787
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,524,611
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,602,958
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	562,360
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	229,968
1,100,000	Riverside California Sewer Rev. Ser. 09	7.000	08/01/29	1,276,121
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	223,690

				11,944,992

	Special Assessment - 0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,577,355

	Tax Increment Revenue - 0.2%
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	7.930	08/01/30	1,121,600
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	8.180	08/01/39	1,130,910

				2,252,510

	Transit Revenue - 5.3%
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	3,528,575
335,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/39	462,257
1,230,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/39	1,776,341
7,250,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/39	10,644,595
3,745,000	Metropolitan Transportation Auth. New York Rev. Ser. 10C-1	6.687	11/15/40	5,505,337
12,525,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	18,585,597
7,455,000	New Jersey State Transportation Trust Fund Auth. Ser. 10B	6.561	12/15/40	9,198,874
1,990,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	2,229,795
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	1,227,926

				53,159,297

	Water Revenue - 8.2%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,742,835
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	236,016
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	4,232,970
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,453,600
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,723,650
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,943,060
1,715,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.603	07/01/50	2,775,093
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	617,675

Schedule of Investments

$2,270,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	6.008%	07/01/39	$3,111,557
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,197,630
2,700,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	3,060,234
3,785,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	5,412,588
6,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	6,949,791
4,460,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/43	6,273,079
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,151,460
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,288,240
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	672,705
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	736,610
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	744,505
2,245,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10	6.000	11/01/40	3,025,385
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,869,340
2,480,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	6.000	11/01/40	3,391,598
4,600,000	San Francisco City & County Public Utilities Commission Ser. 10	6.950	11/01/50	7,297,946
3,000,000	Santa Clara Valley California Water District Ref. Ser. 16B	4.354	06/01/46	3,273,630
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,348,480
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,493,500
1,645,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.393	08/01/40	2,216,226
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,714,695
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,210,460
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,573,286
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/39	1,426,338
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	678,175

				81,842,357

	Total Municipal Bonds (Cost $816,179,680)			927,313,944

	Corporate Bonds - 0.9%
	Healthcare-Services - 0.7%
3,000,000	Baylor Scott & White Holdings	3.967	11/15/46	3,288,891
2,000,000	Mayo Clinic, Series 2016	4.128	11/15/52	2,331,016
1,465,000	Montefiore Medical Center	2.895	04/20/32	1,540,824

				7,160,731

	Commercial Services - 0.2%
2,000,000	Trustees of Dartmouth College	3.474	06/01/46	2,218,704

	Total Corporate Bonds (Cost $8,464,900)			9,379,435

Number of Shares
	Money Market Fund - 4.7%
46,557,272	Invesco Premier Portfolio – Institutional Class , 0.36%(a) (Cost $46,557,272)			46,557,272

	Total Investments (Cost $871,201,852)(b) - 98.7%			983,250,651
	Other assets less liabilities - 1.3%			13,354,332

	Net Assets - 100.0%			$996,604,983

Schedule of Investments

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

COP - Certificate of Participation

PSF-GTD - Permanent School Fund Guaranteed

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(b)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $112,048,799, which consisted of aggregate gross unrealized appreciation of $115,931,354 and aggregate gross unrealized depreciation of $3,882,555.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)

July 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 95.5%
	Ad Valorem Property Tax - 18.2%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL(a)	5.250%	08/01/17	$1,415,543
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	510,960
1,500,000	California State Ser. 15	5.000	08/01/45	1,846,935
1,000,000	California State Various Purpose Ser. 09	5.500	11/01/39	1,145,500
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	937,648
2,000,000	Chaffey California Joint Union High School District (Election 2012) Ser. 15B	5.000	08/01/44	2,425,320
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC(a)	5.375	08/01/19	1,142,230
1,500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,710,765
500,000	Desert California Community College District Ser. 07C AGM(a)	5.000	08/01/17	522,970
1,500,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC(a)	5.500	06/01/19	1,707,330
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL(a)	5.000	08/01/17	522,970
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,565,877
1,500,000	Oakland California Unified School District (Alameda County) Ser. 15A	5.000	08/01/40	1,788,720
1,000,000	Peralta Community College District Ser. 06A NATL(a)	5.000	08/01/16	1,000,250
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	1,139,545
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	417,968
1,000,000	San Diego California Community College District (Election of 2006) Ser. 13	5.000	08/01/43	1,206,080
1,000,000	San Diego California Unified School District (Election 2012) Ser.16F	5.000	07/01/40	1,225,690
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	2,385,360
1,740,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM(a)	5.000	08/01/18	1,895,086

				26,512,747

	College Revenue - 12.1%
3,875,000	California State Educational Facilities Auth. Rev. (California Institute of Technology) Ser. 09	5.000	11/01/39	4,389,522
1,500,000	California State Educational Facilities Auth. Rev. Ref. (Pepperdine University) Ser. 16	5.000	10/01/46	1,858,185
2,100,000	California State University Rev. Ref. Ser. 15A	5.000	11/01/38	2,595,852
210,000	California State University Rev. Systemwide Ser. 07A AGM(a)	5.000	05/01/17	217,205
290,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	299,437
1,795,000	California State University Rev. Systemwide Ser. 12A	5.000	11/01/37	2,159,618
2,000,000	California State University Rev. Systemwide Ser. 14A	5.000	11/01/39	2,454,460
1,500,000	University of California Rev. (Limited Project) Ser. 12G	5.000	05/15/37	1,786,665
1,500,000	University of California Rev. General Ser. 13AI	5.000	05/15/38	1,808,835

				17,569,779

	Electric Power Revenue - 9.3%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	2,277,460
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	2,383,840
2,500,000	Los Angeles California Department of Water & Power Rev. Ref. (Power System) Ser. 16A	5.000	07/01/46	3,087,925
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 14D	5.000	07/01/39	1,224,510
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 15E	5.000	07/01/44	1,217,950
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 16B	5.000	07/01/42	1,858,515
400,000	Los Angeles California Water & Power Rev. (Power System) Sub.-Ser. 07A-1 AMBAC	5.000	07/01/39	415,272
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,071,950

				13,537,422

	General Fund - 7.8%
550,000	California State Ref. Ser. 07 NATL	4.250	08/01/33	558,993
2,025,000	California State Ser. 10	5.250	11/01/40	2,359,631
2,020,000	California State Various Purpose Ser. 09	6.000	04/01/38	2,294,700
2,000,000	California State Various Purpose Ser. 16	5.000	09/01/45	2,502,100
2,000,000	California State Various Purpose Ser.13	5.000	04/01/43	2,404,820

Schedule of Investments

$1,000,000	California States Various Purpose Ref. Ser. 16	5.000%	09/01/36	$1,254,140

				11,374,384

	Health, Hospital, Nursing Home Revenue - 8.2%
1,000,000	California State Health Facilities Auth. Rev. (Lucile Packard Stanford Hospital) Ser. 16B	5.000	08/15/55	1,215,780
1,000,000	California State Health Facilities Auth. Rev. Ref. (Sutter Health) Ser. 15A	5.000	08/15/43	1,211,150
1,000,000	California State Statewide Communities Development Auth. (Sutter Health) Rev. Ser. 11A	6.000	08/15/42	1,202,550
495,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	523,631
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,041,010
1,000,000	California Statewide Communities Development Auth. Rev. (Kaiser Permanente) Ser. 12A	5.000	04/01/42	1,168,270
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,098,180
1,000,000	California Statewide Communities Development Auth. Rev. Ref. (Cottage Health System Obligated Group) Ser. 15	5.000	11/01/43	1,201,510
1,000,000	California Statewide Communities Development Auth. Rev. Ref. (John Muir Health) Ser. 16A	4.000	08/15/46	1,095,700
1,000,000	California Statewide Communities Development Auth. Rev. Ref. (John Muir Health) Ser. 16A	5.000	08/15/51	1,224,010
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL	4.750	05/15/31	948,109

				11,929,900

	Highway Tolls Revenue - 3.7%
4,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/54	5,337,090

	Lease Revenue - 8.6%
540,000	Anaheim California Public Financing Auth. Lease Rev. Ref. Ser. 14A	5.000	05/01/39	654,966
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,674,375
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC(a)	5.500	04/01/19	1,130,550
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev. Police Headquarters Facility Ser. 06A NATL(a)	4.250	01/01/17	406,324
2,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/44	2,412,620
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,128,830
1,000,000	San Diego California Public Facilities Financing Auth. Lease Rev. (Capital improvement Projects) Ser. 15A	5.000	10/15/44	1,224,800
2,000,000	San Jose California Financing Auth. Ref. (Civic Center Project) Ser. 13A	5.000	06/01/39	2,383,080
400,000	Santa Clara Valley California Water District (COP Water Utility System Improvement) Ser. 07A NATL	5.000	06/01/37	414,448
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,046,820

				12,476,813

	Local or GTD Housing - 0.8%
1,000,000	California Statewide Communities Development Auth. Student Housing Rev. Ref. (CHF Irvine LLC) Ser. 16	5.000	05/15/40	1,212,090

	Miscellaneous Revenue - 4.7%
1,500,000	California State Various Purpose - Green Bonds Ser.14	5.000	10/01/37	1,847,850
1,000,000	California State Various Purpose Ser. 14	5.000	10/01/44	1,228,500
1,000,000	California State Various Purpose Ser. 15	5.000	03/01/45	1,221,530
2,000,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM(a)	5.500	09/01/21	2,465,360

				6,763,240

	Natural Gas Revenue - 1.9%
2,500,000	Chula Vista California Industrial Development Rev. (San Diego Gas-Remarketed 06/17/09) Ser. 04A	5.875	02/15/34	2,835,925

	Port, Airport & Marina Revenue - 4.9%
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/40	580,130
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/45	577,610
2,000,000	Los Angeles California Department of Airports Ref. Rev. Sub.-Ser. 15C	5.000	05/15/38	2,447,280
1,000,000	Los Angeles California Department of Airports Senior Los Angeles International Airport Ser. 10A	5.000	05/15/40	1,140,500

Schedule of Investments

$2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Ser. 14B	5.000%	05/01/44	$2,376,820

				7,122,340

	Recreational Revenue - 0.8%
1,000,000	California Infrastructure & Economic Development Bank Rev. Ref. (Academy of Motion Picture Arts & Projects) Ser. 15	5.000	11/01/41	1,202,390

	Sales Tax Revenue - 1.1%
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Sub.-Ser.) 10C AGM	5.125	08/01/42	1,572,345

	Sewer Revenue - 1.1%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM(a)	5.000	09/15/17	420,360
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	413,180
650,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	706,433

				1,539,973

	Special Assessment - 1.1%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,643,310

	Special Tax - 2.2%
2,600,000	Irvine California Unified School District Special Tax Ref. Ser. 15 BAM	5.000	09/01/38	3,144,232

	Tax Increment Revenue - 2.9%
1,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser.14A AGM	5.000	09/01/44	1,174,840
2,500,000	Santa Cruz County California Redevelopment Successor Agency Tax Allocation Ref. Ser. 15A AGM	5.000	09/01/35	3,027,900

				4,202,740

	Transit Revenue - 1.3%
1,500,000	Alameda California Corridor Transportation Auth. Ref. (2nd Sub.-Lien) Ser. 16B AGM	5.000	10/01/35	1,850,100

	Water Revenue - 4.8%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL(a)	5.000	06/01/17	1,038,440
1,500,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 15A	5.000	06/01/37	1,857,390
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/43	2,375,300
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	517,840
1,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000	05/01/37	1,250,570

				7,039,540

	Total Investments (Cost $129,792,416)(b)(c) - 95.5%			138,866,360
	Other assets less liabilitites - 4.5%			6,576,182

	Net Assests - 100.0%			$145,442,542

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Co.

NATL - National Public Finance Guarantee Corp.

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Schedule of Investments

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2016. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	20.1%
Assured Guaranty Corp.	7.6

(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes.The net unrealized appreciation was $9,073,944, which consisted of aggregate gross unrealized appreciation of $9,087,036 and aggregate gross unrealized depreciation of $13,092.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CEF Income Composite Portfolio (PCEF)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Closed-End Funds - 100.0%
	Bonds - 46.4%
2,679,152	Aberdeen Asia-Pacific Income Fund, Inc.	$14,038,756
186,831	Babson Capital Global Short Duration High Yield Fund	3,497,476
406,729	BlackRock Core Bond Trust	5,799,956
1,122,307	BlackRock Credit Allocation Income Trust	14,893,014
477,673	BlackRock Income Trust, Inc.	3,157,419
347,484	BlackRock Limited Duration Income Trust	5,431,175
398,540	BlackRock Multi-Sector Income Trust	6,799,092
365,242	BlackRock Taxable Municipal Bond Trust	8,922,862
471,715	Blackstone/GSO Strategic Credit Fund	7,071,008
214,161	Brookfield Mortgage Opportunity Income Fund, Inc.	3,225,265
92,469	Brookfield Total Return Fund, Inc.	2,119,389
210,183	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	5,302,917
74,395	Cohen & Steers Select Preferred and Income Fund, Inc.	2,118,026
79,327	Cutwater Select Income Fund	1,588,127
757,723	DoubleLine Income Solutions Fund	14,677,094
69,013	DoubleLine Opportunistic Credit Fund	1,878,534
206,141	Duff & Phelps Utility and Corporate Bond Trust, Inc.	2,026,366
1,204,120	Eaton Vance Limited Duration Income Fund	16,652,980
186,414	Eaton Vance Short Duration Diversified Income Fund	2,546,415
103,010	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,243,331
182,426	First Trust Aberdeen Global Opportunity Income Fund	2,114,317
379,323	First Trust Intermediate Duration Preferred & Income Fund	8,955,816
122,973	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	3,069,406
212,746	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	4,595,314
51,251	Flaherty & Crumrine Total Return Fund, Inc.	1,108,559
250,631	Franklin Limited Duration Income Trust	2,954,939
98,330	Guggenheim Taxable Municipal Managed Duration Trust	2,318,621
84,502	Invesco Bond Fund(a)	1,641,874
1,879,938	Invesco Senior Income Trust(a)	8,215,329
82,888	John Hancock Investors Trust	1,437,278
143,914	John Hancock Preferred Income Fund	3,341,683
133,914	John Hancock Preferred Income Fund II	3,037,169
201,098	John Hancock Preferred Income Fund III	4,054,136
360,752	John Hancock Premium Dividend Fund	6,327,590
563,654	MFS Charter Income Trust	4,903,790
242,379	MFS Government Markets Income Trust	1,308,847
1,089,770	MFS Intermediate Income Trust	5,012,942
806,563	MFS Multimarket Income Trust	4,984,559
167,568	Nuveen Build America Bond Fund	3,830,604
53,022	Nuveen Build America Bond Opportunity Fund	1,224,278
1,438,472	Nuveen Credit Strategies Income Fund	12,126,319
509,882	Nuveen Floating Rate Income Fund	5,445,540
270,678	Nuveen Global High Income Fund, Class I	4,160,321
145,900	Nuveen Preferred & Income Term Fund	3,587,681
613,307	Nuveen Preferred Income Opportunities Fund	6,396,792

1,305,063	Nuveen Preferred Securities Income Fund	$12,567,757
195,754	PIMCO Corporate & Income Strategy Fund	3,020,484
92,877	PIMCO Income Opportunity Fund	2,210,473
159,518	PIMCO Income Strategy Fund	1,671,749
377,010	PIMCO Income Strategy Fund II	3,540,124
187,610	PIMCO Strategic Income Fund, Inc.	1,971,781
234,343	Pioneer Floating Rate Trust	2,701,975
303,686	Prudential Short Duration High Yield Fund, Inc.	4,871,123
535,902	Putnam Master Intermediate Income Trust	2,368,687
1,222,941	Putnam Premier Income Trust	5,772,281
113,169	Stone Harbor Emerging Markets Income Fund	1,751,856
490,915	TCW Strategic Income Fund, Inc.	2,670,578
1,287,082	Templeton Global Income Fund	8,327,421
116,668	Virtus Global Multi-Sector Income Fund	1,849,188
138,986	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,458,662
56,139	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,233,935
52,794	Western Asset Mortgage Defined Opportunity Fund, Inc.	1,268,640
85,045	Western Asset Premier Bond Fund	1,182,125
659,548	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	7,360,556
311,604	Western Asset/Claymore Inflation-Linked Securities & Income Fund	3,580,330

		301,522,631

	Bonds/High Yield - 25.3%
789,304	AllianceBernstein Global High Income Fund, Inc.	9,889,979
1,184,873	BlackRock Corporate High Yield Fund, Inc.	12,749,234
1,964,755	BlackRock Debt Strategies Fund, Inc.	7,151,708
354,204	BlackRock Floating Rate Income Strategies Fund, Inc.	4,795,922
221,862	BlackRock Floating Rate Income Trust	2,913,048
243,014	Brookfield High Income Fund, Inc.	1,808,024
496,352	Credit Suisse Asset Management Income Fund, Inc.	1,508,910
631,315	Credit Suisse High Yield Bond Fund	1,609,853
141,580	Deutsche High Income Opportunities Fund, Inc.	1,986,367
211,595	Deutsche Multi-Market Income Trust	1,817,601
462,215	Dreyfus High Yield Strategies Fund	1,580,775
369,214	Eaton Vance Floating-Rate Income Trust	5,132,075
341,164	Eaton Vance Senior Floating-Rate Trust	4,578,421
413,453	First Trust High Income Long/Short Fund	6,329,966
246,316	First Trust Senior Floating Rate Income Fund II	3,298,171
42,254	Guggenheim Credit Allocation Fund	916,912
173,515	Ivy High Income Opportunities Fund	2,486,470
157,401	KKR Income Opportunities Fund	2,504,250
252,611	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,425,066
209,202	Neuberger Berman High Yield Strategies Fund, Inc.	2,397,455
237,990	New America High Income Fund, Inc. (The)	2,096,692
353,685	Nuveen Floating Rate Income Opportunity Fund	3,791,503
67,480	Nuveen High Income 2020 Target Term Fund, Class I	705,841
155,932	Nuveen High Income December 2018 Target Term Fund, Class I	1,598,303
273,664	Nuveen NASDAQ 100 Dynamic Overwrite Fund	5,068,257
397,236	Nuveen Senior Income Fund	2,482,725
104,448	Nuveen Short Duration Credit Opportunities Fund	1,687,880
357,380	PIMCO Corporate & Income Opportunity Fund	5,271,355
63,255	Pioneer Diversified High Income Trust	1,012,080

Schedule of Investments

156,867	Pioneer High Income Trust	$1,640,829
377,318	Prudential Global Short Duration High Yield Fund, Inc.	5,803,151
100,606	Stone Harbor Emerging Markets Total Income Fund	1,423,575
504,617	Templeton Emerging Markets Income Fund	5,576,018
1,539,694	Voya Prime Rate Trust	8,114,187
673,898	Wells Fargo Income Opportunities Fund	5,667,482
439,603	Wells Fargo Multi-Sector Income Fund	5,701,651
358,117	Western Asset Emerging Markets Debt Fund, Inc.	5,822,983
339,901	Western Asset Emerging Markets Income Fund, Inc.	3,861,275
324,006	Western Asset Global High Income Fund, Inc.	3,246,540
640,866	Western Asset High Income Fund II, Inc.	4,601,418
794,318	Western Asset High Income Opportunity Fund, Inc.	4,019,249
212,830	Western Asset High Yield Defined Opportunity Fund, Inc.	3,213,733
492,605	Western Asset Managed High Income Fund, Inc.	2,403,912
153,752	Western Asset Worldwide Income Fund, Inc.	1,760,460

		164,451,306

	Domestic Equity - 1.6%
264,378	BlackRock Science & Technology Trust	4,690,065
244,360	Cohen & Steers Global Income Builder, Inc.	2,223,676
152,017	GAMCO Natural Resources Gold & Income Trust	1,207,015
144,897	John Hancock Hedged Equity & Income Fund	2,229,965

		10,350,721

	Option Income - 26.7%
1,117,355	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	14,223,929
280,661	BlackRock Energy and Resources Trust	3,870,315
402,011	BlackRock Enhanced Capital and Income Fund, Inc.	5,591,973
1,986,009	BlackRock Enhanced Equity Dividend Trust	15,987,372
738,946	BlackRock Global Opportunities Equity Trust	8,992,973
42,949	BlackRock Health Sciences Trust	1,550,459
1,154,365	BlackRock International Growth and Income Trust	6,845,384
1,210,021	BlackRock Resources & Commodities Strategy Trust	9,655,968
85,183	Columbia Seligman Premium Technology Growth Fund, Inc.	1,536,701
283,659	Eaton Vance Enhanced Equity Income Fund	3,744,299
354,923	Eaton Vance Enhanced Equity Income Fund II	4,741,771
580,186	Eaton Vance Risk-Managed Diversified Equity Income Fund	5,656,814
128,329	Eaton Vance Tax-Managed Buy-Write Income Fund	2,064,814
330,070	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	4,881,735
1,389,586	Eaton Vance Tax-Managed Diversified Equity Income Fund	14,785,195
780,744	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	8,416,420
2,231,723	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	19,661,480
186,566	First Trust Dynamic Europe Equity Income Fund	3,050,354
230,631	First Trust Enhanced Equity Income Fund	3,090,455
195,283	Guggenheim Enhanced Equity Income Fund	1,587,651

200,074	Madison Covered Call & Equity Strategy Fund	$1,570,581
374,054	Nuveen Dow 30sm Dynamic Overwrite Fund	5,532,259
167,851	Nuveen Global Equity Income Fund	2,037,711
662,794	Nuveen S&P 500 Buy-Write Income Fund	8,642,834
149,426	Nuveen S&P 500 Dynamic Overwrite Fund	2,085,987
194,115	Voya Global Advantage and Premium Opportunity Fund	1,912,033
1,041,528	Voya Global Equity Dividend and Premium Opportunity Fund	7,623,985
232,347	Voya Infrastructure Industrials and Materials Fund	2,881,103
260,344	Voya Natural Resources Equity Income Fund	1,606,322

		173,828,877

	Total Investments (Cost $651,828,177)(b) - 100.0%	650,153,535
	Other assets less liabilities - (0.0)%	(92,115)

	Net Assets - 100.0%	$650,061,420

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund and Invesco Senior Income Trust are considered to be affiliated. The table below shows the Funds’ transactions in, and earnings from, its investments in affilates for the nine months ended July 31, 2016.

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)		Value July 31, 2016	Dividend Income
Invesco Bond Fund	$1,470,760	$401,309	$(318,345)	$101,588	$(13,438	) (*)	$1,641,874	$50,950
Invesco Senior Income Trust	5,482,946	2,866,929	(577,970)	497,621	(54,197)		8,215,329	364,618

Total Investments in Affiliates	$6,953,706	$3,268,238	$(896,315)	$599,209	$(67,635)		$9,857,203	$415,568

(*) Includes $3,462 of capital gains distributions from affiliated Underlying Funds.

(b)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $663,008,819. The net unrealized depreciation was $12,855,284, which consisted of aggregate gross unrealized appreciation of $27,709,777 and aggregate gross unrealized depreciation of $40,565,061.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

July 31, 2016

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds - 69.3%
		China - 39.9%
CNH	7,850,000	Agile Group Holdings Ltd.	6.500%	02/28/17	$1,192,902
CNH	8,000,000	Bank of China Ltd., EMTN	3.600	06/30/17	1,209,875
CNH	10,000,000	Bank of Tokyo-Mitsubishi UFJ China Ltd.	3.050	05/26/17	1,504,433
CNH	5,000,000	Bestgain Real Estate Lyra Ltd., EMTN	4.050	12/16/16	753,505
CNH	10,000,000	Bestgain Real Estate Lyra Ltd., EMTN	4.500	12/04/18	1,511,816
CNH	6,000,000	China Development Bank Corp.	4.200	01/19/27	922,096
CNH	10,000,000	China Development Bank Corp., EMTN	3.600	11/13/18	1,516,110
CNH	5,500,000	China Electronics Corp. Holdings Co. Ltd.	4.700	01/16/17	827,438
CNH	5,000,000	China Power International Development Ltd.	4.500	05/09/17	756,925
CNH	5,000,000	China Unicom Hong Kong Ltd., EMTN	4.000	04/16/17	756,436
CNH	1,500,000	Hang Seng Bank China Ltd.	3.250	07/03/17	225,965
CNH	5,000,000	Huarui Investment Holding Co. Ltd.	5.250	11/26/18	759,449
CNH	4,000,000	ICBCIL Finance Co. Ltd.	3.900	06/18/18	606,535
CNH	5,000,000	Jinchuan Group Co. Ltd.	4.750	07/17/17	718,504
CNH	5,000,000	Kunzhi Ltd.	5.875	01/15/17	757,343
CNH	6,000,000	Lenovo Group Ltd.	4.950	06/10/20	926,843
	5,000,000	Rosy Capital Global Ltd.	5.250	07/30/18	757,641
CNH	5,000,000	Sinotrans Sailing Ltd.	4.500	06/10/17	756,846
CNH	5,000,000	Tingyi Cayman Islands Holding Corp.	4.375	08/06/18	756,888
CNH	5,000,000	Unican Ltd., EMTN	5.600	09/18/17	764,270
CNH	5,000,000	Wanhua Chemical International Holding Co. Ltd.	4.500	11/19/17	751,463
CNH	5,000,000	Zhuhai DA Heng Qin Co. Ltd.	4.750	12/11/17	761,634

					19,494,917

		France - 1.2%
CNH	4,000,000	Total Capital SA, EMTN	3.750	09/24/18	603,853

		Germany - 1.6%
CNH	5,000,000	Volkswagen International Finance NV, EMTN	3.750	11/30/17	755,607

		Hong Kong - 11.5%
CNH	7,000,000	Beijing Capital Hong Kong Ltd.	4.700	06/20/17	1,059,959
CNH	5,000,000	Hainan Airlines Hong Kong Co. Ltd.	6.250	05/22/17	759,750
CNH	5,000,000	I.T. Ltd.	6.250	05/15/18	734,513
CNH	1,000,000	Industrial & Commercial Bank of China Asia Ltd., EMTN	6.000	11/04/21	151,784
CNH	5,000,000	Southwest Securities International Securities Ltd.	6.450	05/28/18	772,218
CNH	5,000,000	Starway Assets Enterprises, Inc.	4.100	01/22/17	755,456
CNH	4,000,000	Value Success International Ltd., Series 1, EMTN	4.750	11/04/18	617,744
CNH	5,000,000	Value Success International Ltd., Series 2, EMTN	4.000	11/21/16	755,984

					5,607,408

		Malaysia - 1.5%
CNH	5,000,000	Cagamas Global PLC, EMTN	3.700	09/22/17	750,333

		New Zealand - 1.2%
CNH	4,000,000	Fonterra Co-operative Group Ltd., Series 14, EMTN	4.000	06/22/20	604,124

		Russia - 3.1%
CNH	10,000,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	4.250	01/30/17	1,498,331

		Singapore - 1.6%
CNH	5,000,000	BOC Aviation Ltd., Series 10, EMTN	4.200	11/05/18	759,750

		Supranational - 4.6%
CNH	10,000,000	Asian Development Bank, EMTN	2.850	10/21/20	1,476,560
CNH	5,000,000	International Finance Corp., GMTN	2.000	01/18/17	750,936

					2,227,496

		United Kingdom - 1.6%
CNH	5,000,000	BP Capital Markets PLC, EMTN	3.950	10/08/18	759,035

		United States - 1.5%
CNH	5,000,000	Caterpillar Financial Services Corp., EMTN	3.550	06/23/18	753,757

Schedule of Investments

		Total Corporate Bonds (Cost $35,832,705)			$33,814,611

		Sovereign Debt Obligations - 27.9%
		Canada - 1.5%
CNH	5,000,000	Province of British Columbia Canada	2.850%	11/13/16	753,949

		China - 20.2%
CNH	3,500,000	China Government Bond	1.400	08/18/16	527,628
CNH	5,000,000	China Government Bond	2.600	11/22/16	752,974
CNH	5,000,000	China Government Bond	2.560	06/29/17	752,062
CNH	5,000,000	China Government Bond	3.090	06/29/20	753,083
CNH	6,000,000	China Government Bond	2.480	12/01/20	883,233
CNH	10,000,000	China Government Bond	2.360	08/18/21	1,452,988
CNH	6,500,000	China Government Bond	3.100	06/29/22	974,625
CNH	9,000,000	China Government Bond	3.160	06/27/23	1,352,668
CNH	6,000,000	Export-Import Bank of China (The)	3.350	06/18/17	904,468
CNH	10,000,000	Export-Import Bank of China (The), Series B	3.250	01/21/17	1,509,812

					9,863,541

		France - 3.1%
CNH	10,000,000	Caisse d’Amortissement de la Dette Sociale	3.800	02/06/17	1,514,001

		South Korea - 3.1%
CNH	10,000,000	Export-Import Bank of Korea, EMTN	3.600	06/10/18	1,504,810

		Total Sovereign Debt Obligations (Cost $14,651,620)			13,636,301

		Total Investments (Cost $50,484,325)(b) - 97.2%			47,450,912
		Other assets less liabilities - 2.8%			1,374,143

		Net Assets - 100.0%			$48,825,055

Investment Abbreviations:

CNH - Chinese Yuan

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Notes

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $3,033,413, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $3,033,413.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

July 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations - 98.1%
	Brazil - 3.8%
$34,380,000	Brazilian Government International Bond	8.250%	01/20/34	$43,404,750
37,837,000	Brazilian Government International Bond	7.125	01/20/37	43,928,757
45,540,000	Brazilian Government International Bond	5.625	01/07/41	45,175,680

				132,509,187

	Colombia - 3.6%
31,975,000	Colombia Government International Bond	7.375	09/18/37	41,327,687
37,344,000	Colombia Government International Bond	6.125	01/18/41	43,038,960
39,198,000	Colombia Government International Bond	5.625	02/26/44	43,215,795

				127,582,442

	Croatia - 3.1%
32,588,000	Croatia Government International Bond(a)	6.625	07/14/20	35,944,857
32,293,000	Croatia Government International Bond(a)	6.375	03/24/21	35,664,454
32,656,000	Croatia Government International Bond(a)	6.000	01/26/24	36,215,504

				107,824,815

	Dominican Republic - 3.4%
34,393,000	Dominican Republic International Bond(a)	6.600	01/28/24	38,090,248
35,020,000	Dominican Republic International Bond(a)	7.450	04/30/44	40,097,900
37,867,000	Dominican Republic International Bond(a)	6.850	01/27/45	40,896,360

				119,084,508

	El Salvador - 3.6%
36,196,000	El Salvador Government International Bond(a)	8.250	04/10/32	40,177,560
42,022,000	El Salvador Government International Bond(a)	7.650	06/15/35	43,912,990
41,712,000	El Salvador Government International Bond(a)	7.625	02/01/41	43,067,640

				127,158,190

	Hungary - 3.1%
31,482,000	Hungary Government International Bond	5.750	11/22/23	36,279,857
31,827,000	Hungary Government International Bond	5.375	03/25/24	36,033,447
25,569,000	Hungary Government International Bond	7.625	03/29/41	38,033,274

				110,346,578

	Indonesia - 3.6%
27,408,000	Indonesia Government International Bond(a)	8.500	10/12/35	41,358,672
32,152,000	Indonesia Government International Bond(a)	6.625	02/17/37	41,645,489
29,401,000	Indonesia Government International Bond(a)	7.750	01/17/38	42,314,301

				125,318,462

	Kazakhstan - 3.4%
34,970,000	Kazakhstan Government International Bond, EMTN(a)	5.125	07/21/25	38,447,766
39,888,000	Kazakhstan Government International Bond(a)	4.875	10/14/44	39,814,008
34,860,000	Kazakhstan Government International Bond, EMTN(a)	6.500	07/21/45	41,309,100

				119,570,874

	Latvia - 3.1%
104,892,000	Latvia Government International Bond(a)	2.750	01/12/20	109,409,698

	Lebanon - 3.0%
34,409,000	Lebanon Government International Bond	6.650	04/22/24	34,581,045
35,533,000	Lebanon Government International Bond	6.750	11/29/27	35,238,787
36,485,000	Lebanon Government International Bond(a)	6.650	02/26/30	35,481,662

				105,301,494

	Lithuania - 3.1%
30,688,000	Lithuania Government International Bond(a)	7.375	02/11/20	36,215,339
30,369,000	Lithuania Government International Bond(a)	6.125	03/09/21	35,736,113
29,371,000	Lithuania Government International Bond(a)	6.625	02/01/22	35,873,886

				107,825,338

Schedule of Investments

	Mexico - 3.5%
$31,928,000	Mexico Government International Bond, GMTN	6.050%	01/11/40	$40,428,830
34,052,000	Mexico Government International Bond, GMTN	5.550	01/21/45	40,990,095
38,532,000	Mexico Government International Bond	4.600	01/23/46	40,699,425

				122,118,350

	Morocco - 3.2%
51,261,000	Morocco Government International Bond(a)	4.250	12/11/22	55,214,505
51,432,000	Morocco Government International Bond(a)	5.500	12/11/42	59,018,220

				114,232,725

	Pakistan - 3.2%
34,329,000	Pakistan Government International Bond(a)	6.750	12/03/19	36,774,873
33,632,000	Pakistan Government International Bond(a)	8.250	04/15/24	37,483,469
33,020,000	Pakistan Government International Bond(a)	8.250	09/30/25	37,000,297

				111,258,639

	Panama - 3.2%
27,824,000	Panama Government International Bond	7.125	01/29/26	37,214,600
24,826,000	Panama Government International Bond	8.875	09/30/27	36,990,740
28,470,000	Panama Government International Bond	6.700	01/26/36	38,683,613

				112,888,953

	Peru - 3.4%
28,311,000	Peruvian Government International Bond	7.350	07/21/25	38,715,293
25,004,000	Peruvian Government International Bond	8.750	11/21/33	39,818,870
32,885,000	Peruvian Government International Bond	5.625	11/18/50	41,763,950

				120,298,113

	Philippines - 3.2%
21,631,000	Philippine Government International Bond	9.500	02/02/30	37,582,089
23,278,000	Philippine Government International Bond	7.750	01/14/31	36,573,113
25,386,000	Philippine Government International Bond	6.375	10/23/34	37,688,741

				111,843,943

	Poland - 3.1%
31,380,000	Poland Government International Bond	5.000	03/23/22	36,000,234
33,130,000	Poland Government International Bond	4.000	01/22/24	36,677,892
34,560,000	Poland Government International Bond	3.250	04/06/26	36,387,187

				109,065,313

	Qatar - 3.1%
21,860,000	Qatar Government International Bond(a)	9.750	06/15/30	36,714,963
27,121,000	Qatar Government International Bond(a)	6.400	01/20/40	36,837,098
28,277,000	Qatar Government International Bond(a)	5.750	01/20/42	35,765,598

				109,317,659

	Romania - 3.1%
30,133,000	Romanian Government International Bond, EMTN(a)	6.750	02/07/22	36,084,268
33,494,000	Romanian Government International Bond, EMTN(a)	4.375	08/22/23	36,418,361
29,576,000	Romanian Government International Bond, EMTN(a)	6.125	01/22/44	38,098,324

				110,600,953

	Russia - 3.3%
34,200,000	Russian Foreign Bond - Eurobond(a)	4.875	09/16/23	37,113,224
36,000,000	Russian Foreign Bond - Eurobond(a)	5.625	04/04/42	39,735,000
35,200,000	Russian Foreign Bond - Eurobond(a)	5.875	09/16/43	40,128,528

				116,976,752

	Serbia - 3.1%
52,546,000	Serbia International Bond(a)	4.875	02/25/20	54,677,896
46,817,000	Serbia International Bond(a)	7.250	09/28/21	54,260,903

				108,938,799

	Slovenia - 3.1%
31,346,000	Slovenia Government International Bond(a)	5.500	10/26/22	35,868,444
30,758,000	Slovenia Government International Bond(a)	5.850	05/10/23	36,044,531
32,150,000	Slovenia Government International Bond(a)	5.250	02/18/24	36,771,627

				108,684,602

Schedule of Investments

	South Africa - 3.4%
$33,241,000	South Africa Government International Bond	5.875%	09/16/25	$37,807,117
33,932,000	South Africa Government International Bond(b)	6.250	03/08/41	40,677,512
37,680,000	South Africa Government International Bond(b)	5.375	07/24/44	40,992,072

				119,476,701

	South Korea - 3.1%
47,476,000	Korea International Bond	3.875	09/11/23	54,670,988
39,314,000	Korea International Bond(b)	4.125	06/10/44	53,896,978

				108,567,966

	Sri Lanka - 3.3%
37,765,000	Sri Lanka Government International Bond(a)	5.875	07/25/22	39,105,506
38,816,000	Sri Lanka Government International Bond(a)	6.125	06/03/25	39,370,448
36,860,000	Sri Lanka Government International Bond(a)	6.850	11/03/25	38,952,837

				117,428,791

	Turkey - 3.1%
28,554,000	Turkey Government International Bond	8.000	02/14/34	37,235,273
31,030,000	Turkey Government International Bond	6.875	03/17/36	36,583,439
29,370,000	Turkey Government International Bond	7.250	03/05/38	36,068,709

				109,887,421

	Ukraine - 3.2%
38,093,000	Ukraine Government International Bond(a)	7.750	09/01/19	37,997,768
38,361,000	Ukraine Government International Bond(a)	7.750	09/01/20	37,977,390
38,382,000	Ukraine Government International Bond(a)	7.750	09/01/21	37,806,270

				113,781,428

	Uruguay - 3.2%
28,194,000	Uruguay Government International Bond	8.000	11/18/22	36,003,738
27,270,000	Uruguay Government International Bond(b)	7.875	01/15/33	38,246,175
27,835,000	Uruguay Government International Bond	7.625	03/21/36	38,704,568

				112,954,481

	Venezuela - 3.5%
86,715,000	Venezuela Government International Bond(a)	7.750	10/13/19	41,948,381
93,175,000	Venezuela Government International Bond(a)(b)	6.000	12/09/20	41,113,469
86,340,000	Venezuela Government International Bond	9.000	05/07/23	38,745,075

				121,806,925

	Total Sovereign Debt Obligations (Cost $3,317,291,222)			3,452,060,100

Number of Shares
	Money Market Fund - 0.6%
21,373,194	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $21,373,194)			21,373,194

	Total Investments
	(excluding investment purchased with cash collateral from securities on loan)
	(Cost $3,338,664,416) - 98.7%			3,473,433,294

	Investment Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.5%
89,853,020	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(c)(d) (Cost $89,853,020)			89,853,020

	Total Investments
	(Cost $3,428,517,436)(e) - 101.2%			3,563,286,314
	Other assets less liabilities - (1.2)%			(42,569,507)

	Net Assets - 100.0%			$3,520,716,807

Schedule of Investments

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $1,945,955,745, which represented 55.27% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2016.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $3,432,172,800. The net unrealized appreciation was $131,113,514, which consisted of aggregate gross unrealized appreciation of $149,209,482 and aggregate gross unrealized depreciation of $18,095,968.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

July 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.1%
	Advertising - 0.6%
$2,580,000	Lamar Media Corp.	5.875%	02/01/22	$2,705,775
2,758,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/25	2,951,060

				5,656,835

	Aerospace/Defense - 0.5%
2,253,000	Orbital ATK, Inc.	5.500	10/01/23	2,399,445
2,800,000	Triumph Group, Inc.	4.875	04/01/21	2,698,500

				5,097,945

	Airlines - 0.8%
7,353,000	American Airlines Group, Inc.	6.125	06/01/18	7,628,738

	Apparel - 0.4%
2,144,000	William Carter Co. (The)	5.250	08/15/21	2,240,480
1,985,000	Wolverine World Wide, Inc.	6.125	10/15/20	2,059,438

				4,299,918

	Auto Manufacturers - 1.8%
7,986,000	General Motors Co.	3.500	10/02/18	8,250,185
7,561,000	General Motors Co.	4.875	10/02/23	8,272,936
600,000	General Motors Financial Co., Inc.	3.200	07/06/21	609,643

				17,132,764

	Auto Parts & Equipment - 2.6%
2,899,000	American Axle & Manufacturing, Inc.	6.625	10/15/22	3,080,187
3,600,000	Dana Holding Corp.	5.375	09/15/21	3,755,232
6,251,000	Goodyear Tire & Rubber Co. (The)	5.125	11/15/23	6,641,688
5,000,000	Lear Corp.	5.250	01/15/25	5,362,500
4,150,000	Tenneco, Inc.	5.000	07/15/26	4,253,750
2,000,000	Titan International, Inc.	6.875	10/01/20	1,855,000

				24,948,357

	Banks - 0.7%
3,277,000	Discover Bank	7.000	04/15/20	3,731,280
3,200,000	First Horizon National Corp.	3.500	12/15/20	3,249,549

				6,980,829

	Beverages - 0.5%
2,200,000	Constellation Brands, Inc.	7.250	05/15/17	2,293,500
2,400,000	Constellation Brands, Inc.	4.250	05/01/23	2,556,000

				4,849,500

	Building Materials - 1.8%
1,885,000	Griffon Corp.	5.250	03/01/22	1,894,425
2,700,000	Martin Marietta Materials, Inc.	4.250	07/02/24	2,884,858
1,700,000	Masco Corp.	7.125	03/15/20	1,984,750
1,900,000	Masco Corp.	4.450	04/01/25	2,028,250
3,470,000	Owens Corning	4.200	12/15/22	3,702,206
1,000,000	US Concrete, Inc.(a)	6.375	06/01/24	1,027,840
1,350,000	Vulcan Materials Co.	7.500	06/15/21	1,640,250
1,600,000	Vulcan Materials Co.	4.500	04/01/25	1,736,000

				16,898,579

	Chemicals - 3.5%
2,000,000	A Schulman, Inc.(a)	6.875	06/01/23	2,040,000
4,050,000	Ashland, Inc.	3.875	04/15/18	4,166,438
1,600,000	Axiall Corp.	4.875	05/15/23	1,651,000
2,400,000	Blue Cube Spinco, Inc.(a)	9.750	10/15/23	2,754,000
2,100,000	Celanese US Holdings LLC	5.875	06/15/21	2,396,625
2,200,000	Celanese US Holdings LLC	4.625	11/15/22	2,387,000
5,900,000	Chemours Co. (The)	6.625	05/15/23	5,118,250
2,810,000	Chemtura Corp.	5.750	07/15/21	2,901,325

Schedule of Investments

$1,500,000	Eagle Spinco, Inc.	4.625%	02/15/21	$1,550,625
2,650,000	Huntsman International LLC	4.875	11/15/20	2,703,000
2,800,000	Huntsman International LLC	5.125	11/15/22	2,856,000
2,721,000	PolyOne Corp.	5.250	03/15/23	2,845,567

				33,369,830

	Commercial Services - 3.1%
6,418,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.500	04/01/23	6,393,932
7,256,000	Hertz Corp. (The)	6.750	04/15/19	7,401,120
2,150,000	IHS Markit Ltd.(a)	5.000	11/01/22	2,219,875
2,720,000	R.R. Donnelley & Sons Co.	7.875	03/15/21	2,964,800
2,560,000	R.R. Donnelley & Sons Co.	6.000	04/01/24	2,419,200
3,412,000	Service Corp. International	5.375	05/15/24	3,659,370
4,625,000	United Rentals North America, Inc.	7.625	04/15/22	4,963,458

				30,021,755

	Computers - 1.9%
3,000,000	Diebold, Inc.(a)	8.500	04/15/24	3,011,250
3,025,000	Leidos Holdings, Inc.	4.450	12/01/20	3,089,281
4,100,000	NCR Corp.	6.375	12/15/23	4,264,000
6,700,000	Western Digital Corp.(a)	10.500	04/01/24	7,562,625

				17,927,156

	Cosmetics/Personal Care - 1.0%
3,210,000	Avon Products, Inc.	6.500	03/01/19	3,161,850
4,000,000	Avon Products, Inc.	6.750	03/15/23	3,135,000
1,500,000	Edgewell Personal Care Co.	4.700	05/19/21	1,597,224
1,500,000	Edgewell Personal Care Co.	4.700	05/24/22	1,577,820

				9,471,894

	Distribution/Wholesale - 0.6%
2,150,000	H&E Equipment Services, Inc.	7.000	09/01/22	2,252,125
3,765,000	LKQ Corp.	4.750	05/15/23	3,793,238

				6,045,363

	Diversified Financial Services - 3.5%
1,300,000	Aircastle Ltd.	5.125	03/15/21	1,392,625
1,400,000	Aircastle Ltd.	5.000	04/01/23	1,471,820
9,380,000	Ally Financial, Inc.	8.000	03/15/20	10,787,000
2,750,000	CIT Group, Inc.	4.250	08/15/17	2,809,812
2,800,000	CIT Group, Inc.	5.000	08/15/22	2,954,000
4,300,000	Discover Financial Services	3.750	03/04/25	4,405,909
4,400,000	Navient Corp., MTN	8.000	03/25/20	4,708,000
5,600,000	Navient Corp., GMTN	5.500	01/25/23	5,215,000

				33,744,166

	Electric - 3.5%
3,711,000	AES Corp.	7.375	07/01/21	4,230,540
2,400,000	AES Corp./VA	5.500	03/15/24	2,493,000
6,010,000	Calpine Corp.	5.750	01/15/25	6,025,025
1,500,000	Dynegy, Inc.	6.750	11/01/19	1,535,625
1,595,000	Dynegy, Inc.	5.875	06/01/23	1,443,475
4,669,000	FirstEnergy Corp., Series A	2.750	03/15/18	4,728,315
4,050,000	FirstEnergy Corp., Series B	4.250	03/15/23	4,308,738
1,902,000	IPALCO Enterprises, Inc.	5.000	05/01/18	2,006,610
3,000,000	NRG Energy, Inc.	7.625	01/15/18	3,225,000
3,500,000	NRG Energy, Inc.	6.250	07/15/22	3,535,000

				33,531,328

	Electrical Components & Equipment - 0.8%
1,770,000	Anixter, Inc.	5.625	05/01/19	1,896,112
1,900,000	Anixter, Inc.	5.125	10/01/21	2,014,000
3,956,000	WESCO Distribution, Inc.	5.375	12/15/21	4,084,570

				7,994,682

	Electronics - 0.6%
2,400,000	Jabil Circuit, Inc.	8.250	03/15/18	2,619,000
2,700,000	Jabil Circuit, Inc.	4.700	09/15/22	2,774,250

				5,393,250

	Engineering & Construction - 0.7%
3,950,000	AECOM	5.875	10/15/24	4,256,125

Schedule of Investments

$2,800,000	MasTec, Inc.	4.875%	03/15/23	$2,695,000

				6,951,125

	Entertainment - 2.4%
2,600,000	AMC Entertainment, Inc.	5.750	06/15/25	2,613,000
3,365,000	Cinemark USA, Inc.	4.875	06/01/23	3,449,125
1,350,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/20	1,434,537
1,400,000	GLP Capital LP/GLP Financing II, Inc.	5.375	11/01/23	1,508,500
4,850,000	International Game Technology	7.500	06/15/19	5,470,800
2,025,000	National CineMedia LLC	6.000	04/15/22	2,111,062
2,650,000	Pinnacle Entertainment, Inc.(a)	5.625	05/01/24	2,711,268
4,080,000	Regal Entertainment Group	5.750	03/15/22	4,263,600

				23,561,892

	Environmental Control - 0.3%
1,565,000	Covanta Holding Corp.	7.250	12/01/20	1,622,123
1,700,000	Covanta Holding Corp.	5.875	03/01/24	1,691,500

				3,313,623

	Food - 2.2%
2,100,000	B&G Foods, Inc.	4.625	06/01/21	2,168,250
2,955,000	Darling Ingredients, Inc.	5.375	01/15/22	3,073,200
2,700,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.(a)	5.875	01/15/24	2,882,250
2,150,000	Post Holdings, Inc.	7.375	02/15/22	2,304,692
3,000,000	SUPERVALU, Inc.	6.750	06/01/21	2,625,000
3,100,000	SUPERVALU, Inc.	7.750	11/15/22	2,712,500
2,700,000	TreeHouse Foods, Inc.	4.875	03/15/22	2,803,950
2,528,000	WhiteWave Foods Co. (The)	5.375	10/01/22	2,897,720

				21,467,562

	Food Service - 0.5%
4,700,000	Aramark Services, Inc.	5.125	01/15/24	4,864,500

	Healthcare-Products - 0.6%
2,660,000	Alere, Inc.	7.250	07/01/18	2,688,262
2,978,000	Teleflex, Inc.	4.875	06/01/26	3,052,450

				5,740,712

	Healthcare-Services - 5.2%
1,500,000	Acadia Healthcare Co., Inc.	5.625	02/15/23	1,496,820
2,470,000	Amsurg Corp.	5.625	07/15/22	2,602,762
2,027,000	Centene Corp.	5.750	06/01/17	2,095,411
2,100,000	Centene Corp.	6.125	02/15/24	2,261,448
6,000,000	DaVita Healthcare Partners, Inc.	5.125	07/15/24	6,204,990
5,609,000	HCA, Inc.	6.500	02/15/20	6,190,934
6,200,000	HCA, Inc.	5.375	02/01/25	6,467,406
2,700,000	HealthSouth Corp.	5.750	11/01/24	2,814,750
1,500,000	Kindred Healthcare, Inc.	8.000	01/15/20	1,541,250
1,700,000	Kindred Healthcare, Inc.	6.375	04/15/22	1,574,625
3,400,000	LifePoint Health, Inc.	5.500	12/01/21	3,577,106
3,500,000	Molina Healthcare, Inc.(a)	5.375	11/15/22	3,587,500
5,500,000	Tenet Healthcare Corp.	6.000	10/01/20	5,843,475
3,900,000	WellCare Health Plans, Inc.	5.750	11/15/20	4,038,957

				50,297,434

	Holding Companies-Diversified - 0.5%
4,900,000	Leucadia National Corp.	5.500	10/18/23	5,117,648

	Home Builders - 2.2%
2,095,000	CalAtlantic Group, Inc.	8.375	05/15/18	2,314,975
1,800,000	D.R. Horton, Inc.	3.750	03/01/19	1,854,000
1,870,000	D.R. Horton, Inc.	4.375	09/15/22	1,982,200
1,000,000	KB Home	4.750	05/15/19	1,027,500
1,000,000	KB Home	7.000	12/15/21	1,065,000
1,800,000	Lennar Corp.	4.500	11/15/19	1,901,250
1,800,000	Lennar Corp.	4.750	05/30/25	1,836,000
3,350,000	PulteGroup, Inc.	5.500	03/01/26	3,510,331
1,260,000	Toll Brothers Finance Corp.	8.910	10/15/17	1,369,620
1,255,000	Toll Brothers Finance Corp.	5.875	02/15/22	1,371,088
675,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/19	695,250

Schedule of Investments

$700,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875%	06/15/24	$724,500
1,400,000	William Lyon Homes, Inc.	8.500	11/15/20	1,480,500

				21,132,214

	Home Furnishings - 0.3%
2,500,000	Tempur Sealy International, Inc.	5.625	10/15/23	2,600,000

	Household Products/Wares - 0.5%
4,600,000	Spectrum Brands, Inc.	5.750	07/15/25	5,002,500

	Housewares - 0.4%
3,200,000	Scotts Miracle-Gro Co. (The)(a)	6.000	10/15/23	3,432,000

	Insurance - 1.5%
4,400,000	CNO Financial Group, Inc.	5.250	05/30/25	4,587,000
4,194,000	Genworth Holdings, Inc., GMTN	6.515	05/22/18	4,220,213
4,913,000	Genworth Holdings, Inc.	7.625	09/24/21	4,151,583
1,800,000	Radian Group, Inc.	5.250	06/15/20	1,872,000

				14,830,796

	Internet - 1.6%
1,670,000	Expedia, Inc.	5.950	08/15/20	1,878,853
1,628,000	Expedia, Inc.	4.500	08/15/24	1,725,791
2,555,000	Match Group, Inc.(a)	6.750	12/15/22	2,698,719
1,600,000	NetFlix, Inc.	5.375	02/01/21	1,716,800
1,700,000	NetFlix, Inc.	5.875	02/15/25	1,827,500
2,963,000	VeriSign, Inc.	4.625	05/01/23	3,063,001
2,500,000	Zayo Group LLC / Zayo Capital, Inc.	6.375	05/15/25	2,625,000

				15,535,664

	Iron/Steel - 1.6%
3,200,000	AK Steel Corp.	7.500	07/15/23	3,384,000
1,850,000	Allegheny Technologies, Inc.	5.950	01/15/21	1,637,250
2,150,000	Allegheny Technologies, Inc.	7.875	08/15/23	2,031,750
3,455,000	Commercial Metals Co.	7.350	08/15/18	3,737,688
4,250,000	Steel Dynamics, Inc.	5.125	10/01/21	4,441,250

				15,231,938

	Leisure Time - 0.8%
5,200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/22	5,616,000
2,000,000	Vista Outdoor, Inc.(a)	5.875	10/01/23	2,105,000

				7,721,000

	Lodging - 1.4%
2,895,000	Boyd Gaming Corp.(a)	6.375	04/01/26	3,101,269
2,369,000	Choice Hotels International, Inc.	5.750	07/01/22	2,588,132
1,550,000	FelCor Lodging LP	6.000	06/01/25	1,608,125
2,825,000	MGM Resorts International	8.625	02/01/19	3,213,438
3,100,000	MGM Resorts International	6.625	12/15/21	3,446,828

				13,957,792

	Machinery-Construction & Mining - 0.4%
3,675,000	Terex Corp.	6.000	05/15/21	3,757,688

	Machinery-Diversified - 0.5%
2,750,000	SPX FLOW, Inc.	6.875	09/01/17	2,884,145
2,100,000	Zebra Technologies Corp.	7.250	10/15/22	2,252,250

				5,136,395

	Media - 4.6%
3,000,000	AMC Networks, Inc.	5.000	04/01/24	3,063,750
3,200,000	Charter Communications Operating LLC / Charter Communications Operating Capital(a)	3.579	07/23/20	3,372,000
3,100,000	Charter Communications Operating LLC / Charter Communications Operating Capital(a)	4.908	07/23/25	3,429,022
5,550,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/22	5,772,000
400,000	CSC Holdings LLC	6.750	11/15/21	426,000
3,521,000	DISH DBS Corp.	6.750	06/01/21	3,749,865

Schedule of Investments

$3,500,000	DISH DBS Corp.(a)	7.750%	07/01/26	$3,637,812
2,000,000	LIN Television Corp.	5.875	11/15/22	2,085,000
2,550,000	McClatchy Co. (The)	9.000	12/15/22	2,613,750
4,950,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/20	5,092,313
2,750,000	Sinclair Television Group, Inc.	6.125	10/01/22	2,901,250
3,902,000	TEGNA, Inc.	6.375	10/15/23	4,209,282
3,510,000	Tribune Media Co.	5.875	07/15/22	3,597,750

				43,949,794

	Mining - 2.6%
3,840,000	Alcoa, Inc.	5.400	04/15/21	4,102,656
3,900,000	Alcoa, Inc.	5.125	10/01/24	4,119,375
7,180,000	Freeport-McMoRan, Inc.	2.375	03/15/18	7,126,150
9,000,000	Freeport-McMoRan, Inc.	3.550	03/01/22	7,740,000
1,700,000	Hecla Mining Co.	6.875	05/01/21	1,708,500

				24,796,681

	Miscellaneous Manufacturing - 0.8%
3,550,000	Harsco Corp.	5.750	05/15/18	3,536,688
4,446,000	Trinity Industries, Inc.	4.550	10/01/24	4,294,738

				7,831,426

	Office/Business Equipment - 0.5%
4,225,000	CDW LLC/CDW Finance Corp.	6.000	08/15/22	4,526,031

	Oil & Gas - 14.7%
3,800,000	Anadarko Petroleum Corp.	8.700	03/15/19	4,342,811
3,375,000	Antero Resources Corp.	5.625	06/01/23	3,210,469
2,100,000	Carrizo Oil & Gas, Inc.	6.250	04/15/23	2,000,250
4,100,000	Concho Resources, Inc.	5.500	04/01/23	4,069,250
5,900,000	Continental Resources, Inc.	3.800	06/01/24	5,074,000
4,320,000	Devon Energy Corp.	2.250	12/15/18	4,321,236
5,175,000	Devon Energy Corp.	3.250	05/15/22	5,064,622
6,338,000	Diamond Offshore Drilling, Inc.	5.875	05/01/19	6,588,269
1,200,000	Diamondback Energy, Inc.	7.625	10/01/21	1,270,500
3,100,000	Energen Corp.	4.625	09/01/21	2,956,625
8,664,000	Hess Corp.	8.125	02/15/19	9,795,666
3,725,000	Kerr-McGee Corp.	6.950	07/01/24	4,374,133
2,825,000	Laredo Petroleum, Inc.	5.625	01/15/22	2,570,750
4,600,000	Marathon Oil Corp.	5.900	03/15/18	4,822,295
5,620,000	Marathon Oil Corp.	2.800	11/01/22	5,027,674
1,100,000	Matador Resources Co.	6.875	04/15/23	1,135,750
8,800,000	Murphy Oil Corp.	4.700	12/01/22	7,952,278
5,395,000	Murphy Oil USA, Inc.	6.000	08/15/23	5,705,212
5,438,000	Nabors Industries, Inc.	5.000	09/15/20	5,121,541
4,400,000	Newfield Exploration Co.	5.625	07/01/24	4,367,000
5,050,000	PBF Holding Co. LLC/PBF Finance Corp.(a)	7.000	11/15/23	4,829,062
1,756,000	PDC Energy, Inc.	7.750	10/15/22	1,821,850
2,025,000	QEP Resources, Inc.	6.875	03/01/21	2,045,250
2,300,000	QEP Resources, Inc.	5.250	05/01/23	2,179,250
3,875,000	Range Resources Corp.	5.000	03/15/23	3,584,375
1,700,000	Rice Energy, Inc.	6.250	05/01/22	1,666,000
1,294,000	Rowan Cos., Inc.	7.875	08/01/19	1,369,112
1,900,000	Rowan Cos., Inc.	4.875	06/01/22	1,612,213
1,660,000	RSP Permian, Inc.	6.625	10/01/22	1,709,800
4,450,000	SM Energy Co.	6.125	11/15/22	3,793,625
3,400,000	Southwestern Energy Co.	5.800	01/23/20	3,332,000
3,600,000	Southwestern Energy Co.	6.700	01/23/25	3,510,000
3,507,000	Tesoro Corp.	4.250	10/01/17	3,568,373
3,623,000	Tesoro Corp.	5.375	10/01/22	3,736,219
5,600,000	Unit Corp.	6.625	05/15/21	4,368,000
5,307,000	Western Refining, Inc.	6.250	04/01/21	4,962,045
4,400,000	WPX Energy, Inc.	6.000	01/15/22	4,004,000

				141,861,505

	Oil & Gas Services - 0.5%
3,478,000	Bristow Group, Inc.	6.250	10/15/22	2,486,770
2,517,000	Forum Energy Technologies, Inc.	6.250	10/01/21	2,359,688

				4,846,458

Schedule of Investments

	Packaging & Containers - 2.2%
$2,200,000	Ball Corp.	4.375%	12/15/20	$2,367,750
2,622,000	Ball Corp.	4.000	11/15/23	2,671,162
3,775,000	Berry Plastics Corp.	5.125	07/15/23	3,916,563
5,100,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/23	5,297,625
3,372,000	Graphic Packaging International, Inc.	4.750	04/15/21	3,599,610
2,950,000	Silgan Holdings, Inc.	5.000	04/01/20	3,009,000

				20,861,710

	Pipelines - 3.6%
3,800,000	Enable Midstream Partners LP	2.400	05/15/19	3,679,779
3,765,000	Enable Midstream Partners LP	3.900	05/15/24	3,515,373
7,597,000	ONEOK, Inc.	4.250	02/01/22	7,369,090
2,800,000	Rose Rock Midstream LP/Rose Rock Finance Corp.	5.625	07/15/22	2,527,000
1,200,000	Sabine Pass Liquefaction LLC	5.625	02/01/21	1,245,000
1,200,000	Sabine Pass Liquefaction LLC	5.750	05/15/24	1,236,000
4,500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.250	11/15/23	4,196,250
10,996,000	Williams Cos., Inc. (The)	4.550	06/24/24	10,528,670

				34,297,162

	Real Estate - 0.2%
1,680,000	Kennedy-Wilson, Inc.	5.875	04/01/24	1,703,100

	REITs - 2.9%
1,400,000	CyrusOne LP/CyrusOne Finance Corp.	6.375	11/15/22	1,473,500
1,952,000	DuPont Fabros Technology LP	5.875	09/15/21	2,048,380
3,501,000	Equinix, Inc.	5.375	04/01/23	3,677,205
2,550,000	GEO Group, Inc. (The)	6.000	04/15/26	2,623,313
5,500,000	Iron Mountain, Inc.	5.750	08/15/24	5,677,045
2,000,000	iStar, Inc.	4.000	11/01/17	1,992,500
1,000,000	MPT Operating Partnership LP/MPT Finance Corp.	6.875	05/01/21	1,035,550
1,000,000	MPT Operating Partnership LP/MPT Finance Corp.	6.375	03/01/24	1,095,000
2,600,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/23	2,639,000
1,995,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/21	2,084,775
1,800,000	VEREIT Operating Partnership LP	3.000	02/06/19	1,813,500
1,800,000	VEREIT Operating Partnership LP	4.600	02/06/24	1,890,000

				28,049,768

	Retail - 6.9%
3,149,000	Asbury Automotive Group, Inc.	6.000	12/15/24	3,245,044
8,404,000	Best Buy Co., Inc.	5.500	03/15/21	9,202,380
4,181,000	CST Brands, Inc.	5.000	05/01/23	4,327,335
4,355,000	Dollar Tree, Inc.(a)	5.750	03/01/23	4,725,175
7,000,000	Gap, Inc. (The)	5.950	04/12/21	7,472,612
3,520,000	Group 1 Automotive, Inc.	5.000	06/01/22	3,502,400
4,100,000	L Brands, Inc.	6.625	04/01/21	4,725,250
3,887,000	L Brands, Inc.	5.625	02/15/22	4,290,276
4,371,000	Penske Automotive Group, Inc.	5.750	10/01/22	4,458,857
3,900,000	PVH Corp.	4.500	12/15/22	4,026,750
2,740,000	QVC, Inc.	3.125	04/01/19	2,819,370
2,935,000	QVC, Inc.	4.375	03/15/23	3,012,898
3,100,000	Sally Holdings LLC/Sally Capital, Inc.	5.750	06/01/22	3,247,250
6,900,000	Yum! Brands, Inc.	3.750	11/01/21	6,925,875

				65,981,472

	Semiconductors - 1.5%
3,120,000	Amkor Technology, Inc.	6.625	06/01/21	3,155,100
8,850,000	Micron Technology, Inc.	5.500	02/01/25	7,987,125
2,800,000	Qorvo, Inc.(a)	7.000	12/01/25	3,048,500

				14,190,725

	Software - 0.2%
1,666,000	SS&C Technologies Holdings, Inc.	5.875	07/15/23	1,736,805

	Telecommunications - 5.1%
5,500,000	CenturyLink, Inc., Series S	6.450	06/15/21	5,898,750
5,859,000	CenturyLink, Inc., Series Y	7.500	04/01/24	6,269,130
2,740,000	Cincinnati Bell, Inc.	8.375	10/15/20	2,853,025
3,351,000	Frontier Communications Corp.	8.500	04/15/20	3,618,242
3,400,000	Frontier Communications Corp.	11.000	09/15/25	3,642,250

Schedule of Investments

$3,200,000	Hughes Satellite Systems Corp.	7.625%	06/15/21	$3,436,000
5,200,000	Level 3 Financing, Inc.	5.375	08/15/22	5,479,500
2,900,000	SBA Telecommunications, Inc.	5.750	07/15/20	2,994,250
3,920,000	T-Mobile USA, Inc.	6.250	04/01/21	4,116,000
4,058,000	T-Mobile USA, Inc.	6.500	01/15/26	4,410,032
1,925,000	ViaSat, Inc.	6.875	06/15/20	1,990,161
2,088,000	Windstream Services LLC	7.750	10/15/20	2,091,915
2,700,000	Windstream Services LLC	6.375	08/01/23	2,349,000

				49,148,255

	Total Corporate Bonds (Cost $919,308,513)			944,426,264

Number of Shares
	Money Market Fund - 0.6%
5,659,260	Invesco Premier Portfolio - Institutional Class, 0.36%(b) (Cost $5,659,260)			5,659,260

	Total Investments (Cost $924,967,773)(c) - 98.7%			950,085,524
	Other assets less liabilities - 1.3%			12,083,612

	Net Assets - 100.0%			$962,169,136

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Notes

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $62,175,167, which represented 6.46% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $25,117,751, which consisted of aggregate gross unrealized appreciation of $29,746,284 and aggregate gross unrealized depreciation of $4,628,533.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

July 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.8%
	Advertising - 0.3%
$100,000	Interpublic Group of Cos., Inc. (The)	4.200%	04/15/24	$109,032
50,000	Omnicom Group, Inc.	3.625	05/01/22	53,730

				162,762

	Aerospace/Defense - 2.8%
50,000	Boeing Co. (The)	4.875	02/15/20	56,419
100,000	General Dynamics Corp.	1.000	11/15/17	100,316
100,000	General Dynamics Corp.	2.250	11/15/22	102,896
300,000	L-3 Communications Corp.	5.200	10/15/19	330,874
100,000	Lockheed Martin Corp.	2.500	11/23/20	103,907
200,000	Lockheed Martin Corp.	3.550	01/15/26	220,675
100,000	Northrop Grumman Corp.	1.750	06/01/18	101,059
50,000	Northrop Grumman Corp.	3.250	08/01/23	53,685
100,000	Raytheon Co.	3.125	10/15/20	107,194
100,000	United Technologies Corp.	1.800	06/01/17	100,726
100,000	United Technologies Corp.	3.100	06/01/22	107,464

				1,385,215

	Agriculture - 1.9%
100,000	Altria Group, Inc.	4.750	05/05/21	114,857
200,000	Altria Group, Inc.	2.850	08/09/22	211,095
100,000	Bunge Ltd. Finance Corp.	8.500	06/15/19	117,444
138,000	Philip Morris International, Inc.	5.650	05/16/18	149,260
125,000	Philip Morris International, Inc.	3.250	11/10/24	135,434
100,000	Reynolds American, Inc.	6.875	05/01/20	118,546
100,000	Reynolds American, Inc.	4.450	06/12/25	113,107

				959,743

	Airlines - 0.2%
100,000	Southwest Airlines Co.	2.650	11/05/20	103,112

	Apparel - 0.5%
150,000	NIKE, Inc.	2.250	05/01/23	155,807
100,000	VF Corp.	3.500	09/01/21	108,693

				264,500

	Auto Manufacturers - 0.7%
100,000	Ford Motor Credit Co. LLC	5.000	05/15/18	105,765
100,000	Ford Motor Credit Co. LLC	5.875	08/02/21	115,453
100,000	PACCAR Financial Corp., MTN	1.150	08/16/16	100,017

				321,235

	Auto Parts & Equipment - 0.4%
100,000	Johnson Controls, Inc.	4.250	03/01/21	108,230
100,000	Johnson Controls, Inc.	3.625	07/02/24	107,606

				215,836

	Banks - 10.6%
288,000	Bank of America Corp., MTN	6.875	04/25/18	313,762
200,000	Bank of America Corp., GMTN	3.300	01/11/23	208,737
150,000	Bank of New York Mellon Corp. (The)	3.550	09/23/21	163,298
100,000	Bank of New York Mellon Corp. (The), Series G, MTN	2.150	02/24/20	102,252
100,000	BB&T Corp., MTN	2.450	01/15/20	103,149
100,000	Branch Banking & Trust Co.	3.625	09/16/25	108,242
50,000	Capital One Financial Corp.	4.750	07/15/21	55,868
150,000	Capital One NA, Series BKNT	1.650	02/05/18	150,414
250,000	Citigroup, Inc.	6.125	11/21/17	264,879
250,000	Citigroup, Inc.	2.650	10/26/20	256,183
100,000	Citigroup, Inc.	4.500	01/14/22	110,655
100,000	Citizens Bank NA, MTN	2.450	12/04/19	101,946
50,000	Discover Bank	4.200	08/08/23	53,766
100,000	Fifth Third Bancorp	4.300	01/16/24	108,464

Schedule of Investments

$100,000	Fifth Third Bank, MTN	2.150%	08/20/18	$101,516
199,000	Goldman Sachs Group, Inc. (The)	6.150	04/01/18	214,075
50,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/22	58,245
150,000	Huntington National Bank (The), Series BKNT	1.300	11/20/16	150,115
150,000	JPMorgan Chase & Co.	6.000	01/15/18	160,096
100,000	JPMorgan Chase & Co.	4.500	01/24/22	111,898
50,000	KeyCorp, MTN	5.100	03/24/21	56,778
250,000	Manufacturers & Traders Trust Co.	2.900	02/06/25	259,576
100,000	Morgan Stanley, GMTN	6.625	04/01/18	108,379
100,000	Morgan Stanley, Series F, GMTN	3.875	04/29/24	107,408
100,000	Northern Trust Corp.	3.450	11/04/20	107,060
150,000	Northern Trust Corp.	3.950	10/30/25	168,552
100,000	PNC Funding Corp.	2.700	09/19/16	100,078
100,000	Regions Financial Corp.	3.200	02/08/21	103,423
100,000	State Street Corp.	2.550	08/18/20	104,079
100,000	State Street Corp.	3.550	08/18/25	110,047
200,000	SunTrust Bank, Series BKNT	2.750	05/01/23	205,463
100,000	SunTrust Banks, Inc.	2.350	11/01/18	101,880
100,000	US Bancorp, MTN	2.950	07/15/22	104,907
100,000	US Bank NA, Series BKNT	2.125	10/28/19	102,515
250,000	Wells Fargo & Co.	5.625	12/11/17	264,829
350,000	Wells Fargo & Co.	3.000	04/22/26	359,974

				5,262,508

	Beverages - 1.8%
150,000	Coca-Cola Co. (The)	1.650	11/01/18	152,487
100,000	Coca-Cola Co. (The)	2.875	10/27/25	106,739
100,000	Coca-Cola European Partners US LLC (United Kingdom)	3.500	09/15/20	106,585
100,000	Dr Pepper Snapple Group, Inc.	6.820	05/01/18	109,329
100,000	Dr Pepper Snapple Group, Inc.	3.400	11/15/25	107,432
100,000	Molson Coors Brewing Co.	3.500	05/01/22	107,646
100,000	PepsiCo, Inc.	7.900	11/01/18	114,924
100,000	PepsiCo, Inc.	2.750	03/01/23	105,955

				911,097

	Biotechnology - 1.3%
100,000	Amgen, Inc.	3.875	11/15/21	110,165
100,000	Biogen, Inc.	2.900	09/15/20	104,702
175,000	Biogen, Inc.	4.050	09/15/25	191,934
100,000	Celgene Corp.	3.875	08/15/25	108,693
100,000	Gilead Sciences, Inc.	3.650	03/01/26	109,226

				624,720

	Chemicals - 3.0%
100,000	CF Industries, Inc.	7.125	05/01/20	116,070
100,000	CF Industries, Inc.	3.450	06/01/23	101,028
100,000	Dow Chemical Co. (The)	8.550	05/15/19	119,158
100,000	E.I. du Pont de Nemours & Co.	6.000	07/15/18	109,272
100,000	E.I. du Pont de Nemours & Co.	2.800	02/15/23	102,521
16,000	Eastman Chemical Co.	2.400	06/01/17	16,150
100,000	Eastman Chemical Co.	3.600	08/15/22	106,124
100,000	Ecolab, Inc.	3.000	12/08/16	100,739
100,000	Ecolab, Inc.	4.350	12/08/21	113,083
150,000	LyondellBasell Industries NV	5.000	04/15/19	162,604
65,000	Monsanto Co.	3.375	07/15/24	67,643
148,000	Mosaic Co. (The)	4.250	11/15/23	160,301
100,000	Praxair, Inc.	4.500	08/15/19	109,801
100,000	Sherwin-Williams Co. (The)	1.350	12/15/17	100,254

				1,484,748

	Commercial Services - 1.1%
100,000	Automatic Data Processing, Inc.	2.250	09/15/20	104,314
150,000	Automatic Data Processing, Inc.	3.375	09/15/25	164,623
100,000	Block Financial LLC	4.125	10/01/20	104,200
50,000	Block Financial LLC	5.500	11/01/22	54,392
100,000	Western Union Co. (The)	5.930	10/01/16	100,774

				528,303

	Computers - 2.9%
187,000	Apple, Inc.	1.000	05/03/18	187,381
150,000	Apple, Inc.	2.400	05/03/23	154,087
200,000	EMC Corp.	1.875	06/01/18	198,336

Schedule of Investments

$100,000	EMC Corp.	3.375%	06/01/23	$95,350
100,000	Hewlett Packard Enterprise Co.(a)	3.600	10/15/20	105,570
100,000	Hewlett Packard Enterprise Co.(a)	4.900	10/15/25	107,437
100,000	HP, Inc.	3.750	12/01/20	105,892
100,000	HP, Inc.	4.650	12/09/21	110,180
50,000	International Business Machines Corp.	5.700	09/14/17	52,681
100,000	International Business Machines Corp.	3.625	02/12/24	109,729
100,000	NetApp, Inc.	3.375	06/15/21	102,695
100,000	Seagate HDD Cayman	4.750	01/01/25	87,576

				1,416,914

	Cosmetics/Personal Care - 1.0%
100,000	Colgate-Palmolive Co., MTN	1.750	03/15/19	102,050
150,000	Colgate-Palmolive Co., MTN	2.300	05/03/22	156,616
100,000	Procter & Gamble Co. (The)	4.700	02/15/19	109,208
100,000	Procter & Gamble Co. (The)	3.100	08/15/23	108,938

				476,812

	Distribution/Wholesale - 0.2%
100,000	Ingram Micro, Inc.	4.950	12/15/24	101,761

	Diversified Financial Services - 3.1%
100,000	American Express Co.	7.000	03/19/18	109,067
100,000	American Express Co.	3.625	12/05/24	104,498
50,000	Ameriprise Financial, Inc.	5.300	03/15/20	55,912
100,000	Ameriprise Financial, Inc.	4.000	10/15/23	110,084
100,000	BlackRock, Inc., Series 2	5.000	12/10/19	111,837
50,000	Charles Schwab Corp. (The)	4.450	07/22/20	55,643
100,000	Intercontinental Exchange, Inc.	3.750	12/01/25	109,950
150,000	Jefferies Group LLC	5.125	04/13/18	156,725
200,000	Jefferies Group LLC	6.875	04/15/21	229,951
150,000	MasterCard, Inc.	3.375	04/01/24	164,537
100,000	NASDAQ, Inc.	5.550	01/15/20	110,955
100,000	Visa, Inc.	2.200	12/14/20	103,276
100,000	Visa, Inc.	3.150	12/14/25	107,530

				1,529,965

	Electric - 5.2%
18,000	American Electric Power Co., Inc.	1.650	12/15/17	18,062
121,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/18	137,085
100,000	Consumers Energy Co.	6.700	09/15/19	116,503
20,000	Dominion Resources, Inc.	3.900	10/01/25	21,786
100,000	Duke Energy Corp.	3.750	04/15/24	109,198
50,000	Duke Energy Progress LLC	5.300	01/15/19	54,952
100,000	Entergy Texas, Inc.	7.125	02/01/19	113,640
100,000	Exelon Corp.	3.950	06/15/25	109,019
100,000	Florida Power & Light Co.	3.250	06/01/24	107,963
100,000	Georgia Power Co.	4.250	12/01/19	108,968
150,000	NextEra Energy Capital Holdings, Inc.	6.000	03/01/19	166,077
50,000	NiSource Finance Corp.	6.400	03/15/18	54,013
100,000	NiSource Finance Corp.	6.800	01/15/19	112,553
100,000	NiSource Finance Corp.	6.125	03/01/22	119,603
30,000	Ohio Power Co., Series M	5.375	10/01/21	34,768
100,000	Pacific Gas & Electric Co.	3.500	10/01/20	108,053
150,000	PPL Capital Funding, Inc.	3.400	06/01/23	157,298
100,000	Public Service Electric & Gas Co., MTN	2.375	05/15/23	102,316
100,000	Southern California Edison Co.	3.875	06/01/21	110,308
100,000	Southern Power Co.	4.150	12/01/25	108,807
100,000	Virginia Electric and Power Co.	5.400	04/30/18	107,242
150,000	Xcel Energy, Inc.	4.700	05/15/20	165,011
300,000	Xcel Energy, Inc.	3.300	06/01/25	320,650

				2,563,875

	Electrical Components & Equipment - 0.2%
100,000	Emerson Electric Co.	4.875	10/15/19	111,397

	Electronics - 1.0%
100,000	Agilent Technologies, Inc.	3.875	07/15/23	106,686
100,000	Amphenol Corp.	2.550	01/30/19	101,688
100,000	Avnet, Inc.	4.625	04/15/26	104,623

Schedule of Investments

$100,000	Fortive Corp.(a)	3.150%	06/15/26	$106,016
50,000	Honeywell International, Inc.	5.000	02/15/19	54,872

				473,885

	Engineering & Construction - 0.1%
50,000	Fluor Corp.	3.375	09/15/21	53,491

	Environmental Control - 0.5%
100,000	Republic Services, Inc.	3.550	06/01/22	108,210
100,000	Waste Management, Inc.	4.750	06/30/20	112,249

				220,459

	Food - 3.0%
100,000	Campbell Soup Co.	4.250	04/15/21	110,465
100,000	ConAgra Foods, Inc.	1.900	01/25/18	100,886
100,000	ConAgra Foods, Inc.	3.200	01/25/23	104,501
100,000	General Mills, Inc.	5.650	02/15/19	111,247
100,000	General Mills, Inc.	3.150	12/15/21	106,809
100,000	Kellogg Co.	4.000	12/15/20	110,444
100,000	Kellogg Co.	3.250	04/01/26	104,591
100,000	Kroger Co. (The)	6.150	01/15/20	115,193
100,000	Kroger Co. (The)	3.850	08/01/23	110,613
100,000	Mondelez International, Inc.	2.250	02/01/19	102,470
100,000	Mondelez International, Inc.	4.000	02/01/24	110,635
100,000	Sysco Corp.	3.750	10/01/25	109,417
100,000	Tyson Foods, Inc.	2.650	08/15/19	102,819
100,000	Whole Foods Market, Inc.(a)	5.200	12/03/25	108,375

				1,508,465

	Forest Products & Paper - 0.5%
100,000	International Paper Co.	7.950	06/15/18	112,050
100,000	International Paper Co.	4.750	02/15/22	111,541

				223,591

	Gas - 0.4%
100,000	National Fuel Gas Co.	4.900	12/01/21	106,422
100,000	Sempra Energy	4.050	12/01/23	109,463

				215,885

	Hand/Machine Tools - 0.2%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/22	105,501

	Healthcare-Products - 2.0%
150,000	Abbott Laboratories	5.125	04/01/19	165,272
100,000	Becton Dickinson and Co.	3.734	12/15/24	108,985
100,000	Boston Scientific Corp.	3.850	05/15/25	107,659
150,000	St. Jude Medical, Inc.	3.250	04/15/23	156,181
100,000	Stryker Corp.	3.375	11/01/25	106,316
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/21	110,924
100,000	Thermo Fisher Scientific, Inc.	4.150	02/01/24	110,078
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/25	105,258

				970,673

	Healthcare-Services - 2.2%
200,000	Aetna, Inc.	2.750	11/15/22	205,026
100,000	Anthem, Inc.	2.250	08/15/19	101,949
100,000	Anthem, Inc.	3.125	05/15/22	104,451
200,000	Humana, Inc.	3.150	12/01/22	207,892
100,000	Laboratory Corp. of America Holdings	2.200	08/23/17	100,841
100,000	Quest Diagnostics, Inc.	4.700	04/01/21	110,964
100,000	UnitedHealth Group, Inc.	2.700	07/15/20	104,773
150,000	UnitedHealth Group, Inc.	2.875	03/15/22	157,753

				1,093,649

	Household Products/Wares - 0.4%
200,000	Kimberly-Clark Corp.	6.125	08/01/17	210,458

Schedule of Investments

	Housewares - 0.4%
$100,000	Newell Brands, Inc.	4.200%	04/01/26	$109,381
100,000	Tupperware Brands Corp.	4.750	06/01/21	108,689

				218,070

	Insurance - 6.1%
100,000	Aflac, Inc.	3.625	06/15/23	108,199
200,000	Allstate Corp. (The)	3.150	06/15/23	213,891
100,000	American International Group, Inc.	3.300	03/01/21	104,963
100,000	American International Group, Inc.	4.875	06/01/22	112,283
139,000	Berkshire Hathaway Finance Corp.	5.400	05/15/18	149,856
100,000	Berkshire Hathaway, Inc.	3.125	03/15/26	106,565
100,000	Brown & Brown, Inc.	4.200	09/15/24	102,799
100,000	Chubb Corp. (The)	5.750	05/15/18	107,901
100,000	Chubb Ina Holdings, Inc.	2.300	11/03/20	103,298
100,000	Chubb Ina Holdings, Inc.	3.350	05/03/26	108,001
300,000	Hartford Financial Services Group, Inc. (The)	5.500	03/30/20	337,985
200,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/22	228,939
150,000	Lincoln National Corp.	8.750	07/01/19	177,020
150,000	Loews Corp.	2.625	05/15/23	152,060
200,000	Marsh & McLennan Cos., Inc.	4.800	07/15/21	222,716
100,000	MetLife, Inc.	4.750	02/08/21	112,915
100,000	MetLife, Inc.	3.600	04/10/24	106,280
150,000	Prudential Financial, Inc., MTN	3.500	05/15/24	157,737
100,000	Travelers Cos., Inc. (The)	5.800	05/15/18	108,135
100,000	Travelers Cos., Inc. (The)	3.900	11/01/20	109,526
100,000	Voya Financial, Inc.	5.500	07/15/22	113,755

				3,044,824

	Internet - 1.5%
100,000	Alphabet, Inc.	3.625	05/19/21	110,453
50,000	Amazon.com, Inc.	1.200	11/29/17	50,190
100,000	Amazon.com, Inc.	2.500	11/29/22	104,266
100,000	eBay, Inc.	1.350	07/15/17	100,150
100,000	eBay, Inc.	2.600	07/15/22	100,790
100,000	Priceline Group, Inc. (The)	3.650	03/15/25	104,761
150,000	Symantec Corp.	4.200	09/15/20	157,399

				728,009

	Iron/Steel - 0.2%
100,000	Nucor Corp.	5.750	12/01/17	104,903

	Leisure Time - 0.2%
100,000	Carnival Corp.	3.950	10/15/20	108,295

	Lodging - 0.2%
100,000	Marriott International, Inc.	3.000	03/01/19	103,471

	Machinery-Construction & Mining - 0.7%
200,000	Caterpillar, Inc.	3.900	05/27/21	221,611
100,000	Caterpillar, Inc.	3.400	05/15/24	108,701

				330,312

	Machinery-Diversified - 1.1%
150,000	Cummins, Inc.	3.650	10/01/23	164,401
150,000	Deere & Co.	2.600	06/08/22	156,239
100,000	John Deere Capital Corp., MTN	1.950	01/08/19	102,142
100,000	Roper Technologies, Inc.	6.250	09/01/19	112,322

				535,104

	Media - 2.8%
100,000	21st Century Fox America, Inc.	3.000	09/15/22	105,022
100,000	CBS Corp.	2.300	08/15/19	101,866
100,000	Discovery Communications LLC	3.300	05/15/22	101,056
100,000	NBCUniversal Media LLC	5.150	04/30/20	113,941
5,000	Scripps Networks Interactive, Inc.	2.700	12/15/16	5,029
100,000	Scripps Networks Interactive, Inc.	3.900	11/15/24	102,376
100,000	Time Warner Cable, Inc.	8.250	04/01/19	116,166
100,000	Time Warner Cable, Inc.	4.000	09/01/21	106,924
100,000	Time Warner, Inc.	4.875	03/15/20	111,194
100,000	Time Warner, Inc.	3.550	06/01/24	107,379

Schedule of Investments

$200,000	Viacom, Inc.	4.250%	09/01/23	$213,087
100,000	Walt Disney Co. (The), GMTN	1.100	12/01/17	100,391
100,000	Walt Disney Co. (The), GMTN	2.350	12/01/22	104,328

				1,388,759

	Mining - 0.4%
100,000	Freeport-McMoRan, Inc.	3.550	03/01/22	86,000
100,000	Newmont Mining Corp.	3.500	03/15/22	104,960

				190,960

	Miscellaneous Manufacturing - 2.5%
100,000	3M Co., MTN	1.375	09/29/16	100,119
100,000	3M Co., GMTN	2.000	06/26/22	102,125
100,000	Eaton Corp.	1.500	11/02/17	100,373
100,000	Eaton Corp.	2.750	11/02/22	103,442
100,000	General Electric Co.	5.250	12/06/17	105,700
150,000	General Electric Co.	2.700	10/09/22	157,847
100,000	Illinois Tool Works, Inc.	6.250	04/01/19	112,387
100,000	Illinois Tool Works, Inc.	3.500	03/01/24	110,591
100,000	Ingersoll-Rand Global Holding Co. Ltd.	6.875	08/15/18	110,807
100,000	Ingersoll-Rand Luxembourg Finance SA	3.550	11/01/24	106,736
100,000	Tyco International Finance SA	3.900	02/14/26	109,202

				1,219,329

	Office/Business Equipment - 0.4%
100,000	Pitney Bowes, Inc.	4.625	03/15/24	106,361
100,000	Xerox Corp.	6.350	05/15/18	107,372

				213,733

	Oil & Gas - 5.4%
115,000	Apache Corp.	3.250	04/15/22	116,946
100,000	Chevron Corp.	1.104	12/05/17	100,115
200,000	Chevron Corp.	2.355	12/05/22	204,121
100,000	Cimarex Energy Co.	4.375	06/01/24	104,667
100,000	ConocoPhillips	5.750	02/01/19	109,644
150,000	ConocoPhillips Co.	4.950	03/15/26	167,132
150,000	EOG Resources, Inc.	5.625	06/01/19	165,170
100,000	EOG Resources, Inc.	2.625	03/15/23	100,949
100,000	EQT Corp.	4.875	11/15/21	109,007
200,000	Exxon Mobil Corp.	2.222	03/01/21	206,341
400,000	Exxon Mobil Corp.	3.043	03/01/26	425,106
100,000	Hess Corp.	8.125	02/15/19	113,062
200,000	Marathon Petroleum Corp.	5.125	03/01/21	223,330
100,000	Noble Energy, Inc.	8.250	03/01/19	114,609
100,000	Noble Energy, Inc.	4.150	12/15/21	106,122
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/21	109,307
100,000	Pioneer Natural Resources Co.	3.950	07/15/22	105,423
100,000	Valero Energy Corp.	6.125	02/01/20	113,182

				2,694,233

	Oil & Gas Services - 1.4%
150,000	Baker Hughes, Inc.	3.200	08/15/21	157,484
150,000	FMC Technologies, Inc.	3.450	10/01/22	145,473
200,000	Halliburton Co.	3.800	11/15/25	207,714
100,000	National Oilwell Varco, Inc.	2.600	12/01/22	95,164
100,000	Schlumberger Investment SA	3.650	12/01/23	109,753

				715,588

	Pharmaceuticals - 6.0%
50,000	AbbVie, Inc.	1.750	11/06/17	50,286
200,000	AbbVie, Inc.	2.900	11/06/22	207,139
100,000	AbbVie, Inc.	3.600	05/14/25	106,240
200,000	Actavis Funding SCS	3.000	03/12/20	208,237
100,000	Actavis Funding SCS	3.800	03/15/25	106,460
100,000	AmerisourceBergen Corp.	1.150	05/15/17	100,119
100,000	AmerisourceBergen Corp.	3.500	11/15/21	107,686
100,000	Baxalta, Inc.	2.875	06/23/20	101,435
100,000	Bristol-Myers Squibb Co.	2.000	08/01/22	102,300
100,000	Cardinal Health, Inc.	3.200	03/15/23	105,577
100,000	Eli Lilly & Co.	5.200	03/15/17	102,750
100,000	Express Scripts Holding Co.	4.750	11/15/21	112,877
200,000	Johnson & Johnson	5.550	08/15/17	209,694

Schedule of Investments

$100,000	Johnson & Johnson	2.450%	03/01/26	$104,199
100,000	McKesson Corp.	3.796	03/15/24	109,150
15,000	Mead Johnson Nutrition Co.	4.900	11/01/19	16,536
100,000	Mead Johnson Nutrition Co.	4.125	11/15/25	110,170
200,000	Merck & Co., Inc.	2.750	02/10/25	210,793
150,000	Merck Sharp & Dohme Corp.	5.000	06/30/19	166,365
100,000	Mylan, Inc.	4.200	11/29/23	105,940
200,000	Pfizer, Inc.	6.200	03/15/19	225,673
100,000	Pfizer, Inc.	3.000	06/15/23	106,977
100,000	Zoetis, Inc.	1.875	02/01/18	100,460
100,000	Zoetis, Inc.	3.250	02/01/23	103,010

				2,980,073

	Pipelines - 1.6%
100,000	Kinder Morgan, Inc.	3.050	12/01/19	102,608
100,000	Kinder Morgan, Inc.	4.300	06/01/25	103,725
100,000	Phillips 66 Partners LP	3.605	02/15/25	98,085
100,000	Spectra Energy Capital LLC	6.200	04/15/18	106,689
100,000	Spectra Energy Partners LP	4.750	03/15/24	111,963
150,000	Williams Partners LP	5.250	03/15/20	158,158
100,000	Williams Partners LP	3.600	03/15/22	97,466

				778,694

	Real Estate - 0.4%
100,000	CBRE Services, Inc.	5.000	03/15/23	104,626
100,000	Prologis LP	4.250	08/15/23	111,683

				216,309

	REITs - 3.5%
100,000	Alexandria Real Estate Equities, Inc.	4.600	04/01/22	108,603
100,000	American Tower Corp.	4.500	01/15/18	104,503
150,000	Boston Properties LP	4.125	05/15/21	164,199
75,000	Brixmor Operating Partnership LP	3.850	02/01/25	76,469
100,000	DDR Corp.	3.625	02/01/25	101,570
100,000	ERP Operating LP	4.750	07/15/20	111,030
150,000	ERP Operating LP	4.625	12/15/21	169,913
100,000	Essex Portfolio LP	3.500	04/01/25	104,790
100,000	HCP, Inc.	5.375	02/01/21	112,651
150,000	Hospitality Properties Trust	5.000	08/15/22	162,633
150,000	Kimco Realty Corp.	3.200	05/01/21	156,445
100,000	Kimco Realty Corp.	3.400	11/01/22	105,395
125,000	Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/21	139,742
100,000	Weyerhaeuser Co.	7.375	10/01/19	115,310

				1,733,253

	Retail - 6.5%
100,000	AutoZone, Inc.	3.125	07/15/23	103,852
100,000	Coach, Inc.	4.250	04/01/25	105,218
200,000	Costco Wholesale Corp.	1.700	12/15/19	203,466
100,000	CVS Health Corp.	2.800	07/20/20	104,674
89,000	CVS Health Corp.	3.875	07/20/25	99,019
100,000	Dollar General Corp.	4.125	07/15/17	102,650
150,000	Dollar General Corp.	3.250	04/15/23	157,909
150,000	Gap, Inc. (The)	5.950	04/12/21	160,127
400,000	Home Depot, Inc. (The)	2.625	06/01/22	421,343
100,000	Lowe’s Cos., Inc.	5.400	10/15/16	100,902
100,000	Lowe’s Cos., Inc.	2.500	04/15/26	102,658
150,000	Macy’s Retail Holdings, Inc.	2.875	02/15/23	146,538
100,000	McDonald’s Corp., GMTN	5.350	03/01/18	106,504
100,000	McDonald’s Corp., MTN	2.625	01/15/22	103,784
100,000	McDonald’s Corp., MTN	3.700	01/30/26	109,810
100,000	Nordstrom, Inc.	4.000	10/15/21	107,765
100,000	O’reilly Automotive, Inc.	4.875	01/14/21	111,364
100,000	Staples, Inc.	4.375	01/12/23	104,771
100,000	Starbucks Corp.	3.850	10/01/23	112,882
100,000	Target Corp.	2.900	01/15/22	106,715
100,000	Walgreens Boots Alliance, Inc.	2.700	11/18/19	103,655
100,000	Walgreens Boots Alliance, Inc.	3.800	11/18/24	107,709
325,000	Wal-Mart Stores, Inc.	3.250	10/25/20	353,146

				3,236,461

Schedule of Investments

	Savings & Loans - 0.2%
$100,000	People’s United Financial, Inc.	3.650%	12/06/22	$103,380

	Semiconductors - 2.3%
100,000	Applied Materials, Inc.	4.300	06/15/21	111,514
200,000	Intel Corp.	1.350	12/15/17	201,283
200,000	Intel Corp.	3.300	10/01/21	218,410
100,000	Lam Research Corp.	2.750	03/15/20	102,995
200,000	Maxim Integrated Products, Inc.	3.375	03/15/23	207,639
100,000	QUALCOMM, Inc.	3.450	05/20/25	107,877
100,000	Xilinx, Inc.	2.125	03/15/19	101,181
100,000	Xilinx, Inc.	3.000	03/15/21	104,096

				1,154,995

	Software - 2.3%
200,000	Adobe Systems, Inc.	3.250	02/01/25	212,800
100,000	CA, Inc.	5.375	12/01/19	110,156
100,000	Electronic Arts, Inc.	3.700	03/01/21	106,816
100,000	Fidelity National Information Services, Inc.	5.000	10/15/25	115,939
100,000	Microsoft Corp.	1.625	12/06/18	101,586
200,000	Microsoft Corp.	2.000	11/03/20	205,573
50,000	Microsoft Corp.	2.700	02/12/25	52,076
100,000	Oracle Corp.	5.750	04/15/18	107,985
100,000	Oracle Corp.	2.500	10/15/22	102,912

				1,115,843

	Telecommunications - 2.8%
250,000	AT&T, Inc.	5.500	02/01/18	265,598
205,000	AT&T, Inc.	3.400	05/15/25	212,616
15,000	CC Holdings GS V LLC/Crown Castle GS III Corp.	2.381	12/15/17	15,165
100,000	Cisco Systems, Inc.	4.450	01/15/20	110,644
100,000	Cisco Systems, Inc.	3.625	03/04/24	111,896
100,000	Motorola Solutions, Inc.	3.750	05/15/22	102,570
100,000	Qwest Corp.	6.750	12/01/21	110,000
100,000	Verizon Communications, Inc.	2.625	02/21/20	103,848
100,000	Verizon Communications, Inc.	4.500	09/15/20	111,308
200,000	Verizon Communications, Inc.	5.150	09/15/23	234,817

				1,378,462

	Textiles - 0.2%
100,000	Mohawk Industries, Inc.	3.850	02/01/23	105,864

	Toys/Games/Hobbies - 0.2%
100,000	Mattel, Inc.	2.350	05/06/19	102,130

	Transportation - 1.8%
130,000	CSX Corp.	6.250	03/15/18	140,140
100,000	CSX Corp.	3.700	10/30/20	107,339
100,000	CSX Corp.	3.350	11/01/25	107,336
100,000	FedEx Corp.	8.000	01/15/19	115,785
100,000	Norfolk Southern Corp.	5.750	04/01/18	107,529
100,000	Norfolk Southern Corp.	3.000	04/01/22	105,168
100,000	Union Pacific Corp.	4.000	02/01/21	110,256
100,000	United Parcel Service, Inc.	3.125	01/15/21	107,386

				900,939

	Water - 0.2%
100,000	American Water Capital Corp.	6.085	10/15/17	105,694

	Total Corporate Bonds (Cost $47,360,299)			49,008,247

Schedule of Investments

Number of Shares
	Money Market Fund - 0.2%
115,238	Invesco Premier Portfolio - Institutional Class, 0.36%(b) (Cost $115,238)	$115,238

	Total Investments (Cost $47,475,537)(c) - 99.0%	49,123,485
	Other assets less liabilities - 1.0%	490,131

	Net Assets - 100.0%	$49,613,616

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Notes

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $427,398, which represented less than 1% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $47,496,549. The net unrealized appreciation was $1,626,936, which consisted of aggregate gross unrealized appreciation of $1,684,605 and aggregate gross unrealized depreciation of $57,669.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

July 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 87.7%
	Argentina - 0.5%
$200,000	YPF SA(a)	8.875%	12/19/18	$217,500

	Australia - 0.5%
100,000	Barminco Finance Pty Ltd.(a)	9.000	06/01/18	92,250
36,000	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC(a)	7.125	05/01/18	37,260
200,000	Emeco Pty Ltd.(a)	9.875	03/15/19	110,000

				239,510

	Brazil - 2.7%
200,000	Andrade Gutierrez International SA(a)	4.000	04/30/18	152,000
200,000	Banco Bradesco SA(a)	4.500	01/12/17	202,600
200,000	Caixa Economica Federal, EMTN(a)	2.375	11/06/17	197,200
150,000	Caixa Economica Federal, EMTN(a)	4.500	10/03/18	152,025
150,000	Caixa Economica Federal(a)	4.250	05/13/19	150,375
200,000	Itau Unibanco Holding SA/Cayman Island, EMTN(a)	2.850	05/26/18	200,300
100,000	Petrobras Global Finance BV	6.125	10/06/16	100,500
29,000	Petrobras Global Finance BV	7.875	03/15/19	30,827
100,000	Vale Overseas Ltd.	6.250	01/23/17	102,125

				1,287,952

	Canada - 1.7%
100,000	Bombardier, Inc.(a)	7.500	03/15/18	104,250
75,000	Bombardier, Inc.(a)	5.500	09/15/18	75,937
100,000	Bombardier, Inc.(a)	4.750	04/15/19	98,750
100,000	Teck Resources Ltd.	3.000	03/01/19	96,255
100,000	Telesat Canada/Telesat LLC(a)	6.000	05/15/17	100,000
100,000	Tervita Corp.(a)	10.875	02/15/18	26,500
100,000	Tervita Corp.(a)	8.000	11/15/18	96,750
100,000	Trader Corp.(a)	9.875	08/15/18	102,625
100,000	Trinidad Drilling Ltd.(a)	7.875	01/15/19	93,875

				794,942

	China - 2.7%
200,000	China South City Holdings Ltd.	8.250	01/29/19	206,573
200,000	Greenland Global Investment Ltd., EMTN	3.500	10/17/17	200,437
200,000	Trillion Chance Ltd.	8.500	01/10/19	212,264
100,000	Yancoal International Resources Development Co. Ltd.(a)	4.461	05/16/17	100,250
200,000	Yingde Gases Investment Ltd.(a)	8.125	04/22/18	184,500
200,000	Zhongrong International Bond 2015 Ltd.	6.000	06/15/18	203,485
200,000	Zoomlion HK SPV Co. Ltd.(a)	6.875	04/05/17	204,500

				1,312,009

	Colombia - 0.2%
100,000	Banco GNB Sudameris SA(a)	3.875	05/02/18	99,626

	Costa Rica - 0.4%
200,000	Banco de Costa Rica(a)	5.250	08/12/18	207,500

	Croatia - 0.3%
150,000	Hrvatska Elektroprivreda(a)	6.000	11/09/17	158,175

	Cyprus - 0.2%
208,000	Drill Rigs Holdings, Inc.(a)	6.500	10/01/17	96,720

	Finland - 0.2%
100,000	Nokia OYJ	5.375	05/15/19	108,500

Schedule of Investments

	Georgia - 0.4%
$200,000	Bank of Georgia JSC, EMTN(a)	7.750%	07/05/17	$207,380

	Germany - 0.7%
100,000	Fresenius Medical Care US Finance II, Inc.(a)	6.500	09/15/18	109,560
100,000	Fresenius Medical Care US Finance, Inc.	6.875	07/15/17	105,000
49,000	Hanson Ltd.	6.125	08/15/16	49,108
88,000	Hapag-Lloyd AG(a)	9.750	10/15/17	88,220

				351,888

	Guatemala - 0.2%
100,000	Agromercantil Senior Trust(a)	6.250	04/10/19	104,875

	Hong Kong - 0.4%
200,000	Road King Infrastructure Finance 2012 Ltd.	9.875	09/18/17	208,210

	India - 1.2%
200,000	Indian Overseas Bank, EMTN	4.625	02/21/18	204,829
200,000	Vedanta Resources PLC(a)	9.500	07/18/18	203,785
200,000	Vedanta Resources PLC(a)	6.000	01/31/19	184,500

				593,114

	Indonesia - 1.9%
200,000	Bank Negara Indonesia Persero Tbk PT	4.125	04/27/17	204,760
400,000	Berau Coal Energy Tbk PT(a)	7.250	03/13/17	83,200
100,000	Gajah Tunggal Tbk PT(a)	7.750	02/06/18	85,000
100,000	Majapahit Holding BV(a)	7.750	10/17/16	101,370
100,000	Majapahit Holding BV(a)	7.250	06/28/17	104,950
100,000	TBG Global Pte Ltd.(a)	4.625	04/03/18	102,250
200,000	Theta Capital Pte Ltd.	7.000	05/16/19	207,549

				889,079

	Ireland - 0.4%
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)	6.250	01/31/19	205,500

	Italy - 0.6%
100,000	Telecom Italia Capital SA	6.999	06/04/18	109,250
150,000	UniCredit Luxembourg Finance SA(a)	6.000	10/31/17	153,494

				262,744

	Kazakhstan - 1.5%
100,000	Halyk Savings Bank of Kazakhstan JSC(a)	7.250	05/03/17	103,237
100,000	Kazkommertsbank JSC, EMTN(a)	7.500	11/29/16	99,500
200,000	Kazkommertsbank JSC(a)	8.500	05/11/18	186,468
100,000	KazMunayGas National Co JSC, EMTN(a)	9.125	07/02/18	110,420
200,000	Samruk-Energy JSC, EMTN	3.750	12/20/17	200,980

				700,605

	Luxembourg - 1.5%
100,000	ArcelorMittal	6.125	06/01/18	105,750
200,000	INEOS Group Holdings SA(a)	6.125	08/15/18	203,605
200,000	INEOS Group Holdings SA(a)	5.875	02/15/19	206,250
100,000	Intelsat Jackson Holdings SA	7.250	04/01/19	75,250
200,000	Intelsat Luxembourg SA	6.750	06/01/18	124,000

				714,855

	Mexico - 0.7%
200,000	Cemex SAB de CV(a)	5.875	03/25/19	205,978
200,000	TV Azteca SAB de CV, EMTN(a)	7.500	05/25/18	143,750

				349,728

	Morocco - 0.5%
200,000	BMCE Bank	6.250	11/27/18	211,478

Schedule of Investments

	Netherlands - 2.4%
$100,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	2.750%	05/15/17	$100,820
150,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	3.750	05/15/19	155,625
100,000	NXP BV/NXP Funding LLC(a)	3.500	09/15/16	100,155
100,000	Royal Bank of Scotland NV (The)	4.650	06/04/18	103,317
300,000	VimpelCom Holdings BV(a)	6.255	03/01/17	307,482
200,000	VimpelCom Holdings BV(a)	5.200	02/13/19	206,500
200,000	Zhaikmunai LLP(a)	6.375	02/14/19	177,384

				1,151,283

	New Zealand - 0.2%
100,000	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II(a)	5.625	12/15/16	100,125

	Norway - 0.2%
100,000	Eksportfinans ASA, GMTN	5.500	06/26/17	103,264

	Russia - 11.4%
100,000	AK Transneft OJSC Via TransCapitalInvest Ltd.(a)	8.700	08/07/18	111,944
200,000	ALFA Bank AO Via ALFA Bond Issuance PLC, EMTN	5.000	11/27/18	207,264
200,000	Brunswick Rail Finance Ltd.(a)	6.500	11/01/17	101,500
200,000	DME Airport Ltd.	6.000	11/26/18	205,392
200,000	EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd.(a)	5.125	12/12/17	205,701
200,000	Far East Capital Ltd. SA(a)	8.000	05/02/18	97,760
200,000	Gazprom OAO Via GAZ Capital SA, EMTN(a)	6.212	11/22/16	202,982
100,000	Gazprom OAO Via GAZ Capital SA, EMTN(a)	8.146	04/11/18	109,040
200,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	5.625	05/17/17	204,858
200,000	Nord Gold SE(a)	6.375	05/07/18	209,667
200,000	Phosagro OAO Via Phosagro Bond Funding Ltd.(a)	4.204	02/13/18	204,250
200,000	Raspadskaya OJSC Via Raspadskaya Securities Ltd.(a)	7.750	04/27/17	207,680
200,000	Rosneft Finance SA, EMTN(a)	6.625	03/20/17	205,475
100,000	Rosneft Finance SA, EMTN(a)	7.875	03/13/18	107,875
200,000	Rosneft Oil Co. Via Rosneft International Finance Ltd.(a)	3.149	03/06/17	201,130
100,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	6.299	05/15/17	102,680
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	5.298	12/27/17	205,880
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	5.100	07/25/18	205,664
100,000	Russian Railways Via RZD Capital PLC, EMTN	5.739	04/03/17	102,278
200,000	Sberbank of Russia Via SB Capital SA(a)	4.950	02/07/17	203,066
100,000	Sberbank of Russia Via SB Capital SA, EMTN	5.400	03/24/17	102,223
200,000	SCF Capital Ltd.(a)	5.375	10/27/17	208,000
100,000	Severstal OAO Via Steel Capital SA(a)	6.700	10/25/17	105,177
200,000	Severstal OAO Via Steel Capital SA, EMTN(a)	4.450	03/19/18	206,250
200,000	Sibur Securities DAC(a)	3.914	01/31/18	202,500
200,000	Uralkali OJSC Via Uralkali Finance Ltd., EMTN(a)	3.723	04/30/18	199,250
100,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC(a)	9.125	04/30/18	110,409
200,000	Vnesheconombank Via VEB Finance PLC(a)	5.375	02/13/17	203,356
100,000	Vnesheconombank Via VEB Finance PLC(a)	5.450	11/22/17	103,160
200,000	Vnesheconombank Via VEB Finance PLC(a)	4.224	11/21/18	203,331
200,000	VTB Bank OJSC Via VTB Capital SA(a)	6.000	04/12/17	205,264
200,000	VTB Bank OJSC Via VTB Capital SA(a)	6.315	02/22/18	210,688

				5,461,694

	Saudi Arabia - 0.8%
200,000	Dar Al-Arkan Sukuk Co. Ltd.(a)	5.750	11/25/16	201,000
200,000	Dar Al-Arkan Sukuk Co. Ltd.(a)	5.750	05/24/18	196,000

				397,000

	South Africa - 0.4%
200,000	Sappi Papier Holding GmbH(a)	7.750	07/15/17	207,000

	South Korea - 0.5%
250,000	Harvest Operations Corp.	6.875	10/01/17	246,250

	Sri Lanka - 0.6%
100,000	Bank of Ceylon(a)	6.875	05/03/17	102,755
200,000	Bank of Ceylon	5.325	04/16/18	202,500

				305,255

Schedule of Investments

	Supranational - 0.4%
$200,000	Eastern and Southern African Trade and Development Bank, EMTN(a)	6.375%	12/06/18	$209,000

	Sweden - 0.4%
200,000	Perstorp Holding AB(a)	11.000	08/15/17	201,000

	Turkey - 0.4%
200,000	Tupras Turkiye Petrol Rafinerileri AS(a)	4.125	05/02/18	201,000

	Ukraine - 0.4%
200,000	DTEK Finance PLC(a)	7.875	04/04/18	135,000
200,000	UkrLandFarming PLC(a)	10.875	03/26/18	61,040

				196,040

	United Arab Emirates - 0.4%
200,000	Alpha Star Holding Ltd.(a)	4.970	04/09/19	192,029

	United Kingdom - 3.1%
200,000	Algeco Scotsman Global Finance PLC(a)	8.500	10/15/18	175,000
200,000	Anglo American Capital PLC(a)	2.625	04/03/17	201,000
200,000	Anglo American Capital PLC(a)	2.625	09/27/17	200,690
100,000	Anglo American Capital PLC(a)	9.375	04/08/19	115,875
20,000	Case New Holland Industrial, Inc.	7.875	12/01/17	21,575
200,000	Global Ship Lease, Inc.(a)	10.000	04/01/19	178,000
200,000	Globe Luxembourg SCA(a)	9.625	05/01/18	167,000
100,000	Royal Bank of Scotland Group PLC	4.700	07/03/18	102,704
200,000	Tesco PLC(a)	2.700	01/05/17	200,320
100,000	Tesco PLC(a)	5.500	11/15/17	104,385

				1,466,549

	United States - 45.2%
100,000	Accuride Corp.	9.500	08/01/18	95,750
100,000	Advanced Micro Devices, Inc.	6.750	03/01/19	100,094
200,000	AerCap Aviation Solutions BV	6.375	05/30/17	207,750
100,000	Affinion Group, Inc.	7.875	12/15/18	51,500
150,000	Alcoa, Inc.	5.550	02/01/17	153,337
100,000	Alcoa, Inc.	6.750	07/15/18	108,875
100,000	Alcoa, Inc.	5.720	02/23/19	107,250
35,000	Alcoa, Inc., Series B	6.500	06/15/18	37,931
100,000	Alere, Inc.	7.250	07/01/18	101,062
100,000	Ally Financial, Inc.	2.750	01/30/17	100,623
100,000	Ally Financial, Inc.	5.500	02/15/17	101,884
100,000	Ally Financial, Inc.	3.250	09/29/17	101,250
100,000	Ally Financial, Inc.	6.250	12/01/17	105,230
100,000	Ally Financial, Inc.	3.250	02/13/18	101,250
100,000	Ally Financial, Inc.	3.600	05/21/18	101,982
100,000	Ally Financial, Inc.	4.750	09/10/18	103,750
100,000	Ally Financial, Inc.	3.250	11/05/18	101,375
100,000	Ally Financial, Inc.	8.000	12/31/18	111,375
100,000	Ally Financial, Inc.	3.500	01/27/19	101,250
250,000	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	9.625	10/15/18	208,750
100,000	American Airlines Group, Inc.	6.125	06/01/18	103,750
22,000	American Media, Inc.	11.500	12/15/17	22,330
100,000	Ashland, Inc.	3.875	04/15/18	102,875
100,000	Aspect Software, Inc.(b)(c)	10.625	05/15/17	375
100,000	Associated Materials LLC/AMH New Finance, Inc.	9.125	11/01/17	94,000
100,000	Avaya, Inc.(a)	9.000	04/01/19	76,500
100,000	Avaya, Inc.(a)	7.000	04/01/19	76,000
100,000	Avon Products, Inc.	5.750	03/01/18	100,339
100,000	Avon Products, Inc.	4.200	07/15/18	97,000
100,000	Avon Products, Inc.	6.500	03/01/19	98,500
300,000	Basic Energy Services, Inc.	7.750	02/15/19	106,500
100,000	BMC Software, Inc.	7.250	06/01/18	95,500
100,000	Cablevision Systems Corp.	7.750	04/15/18	107,375
140,000	CalAtlantic Group, Inc.	10.750	09/15/16	141,793

Schedule of Investments

$100,000	CalAtlantic Group, Inc.	8.375%	05/15/18	$110,500
100,000	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.(a)	7.750	02/15/18	99,500
140,000	Casella Waste Systems, Inc.	7.750	02/15/19	142,887
100,000	Centene Corp.	5.750	06/01/17	103,375
100,000	Chesapeake Energy Corp.	6.500	08/15/17	96,500
100,000	Chesapeake Energy Corp.	7.250	12/15/18	93,538
145,000	Chesapeake Energy Corp.(a)	8.000	12/15/22	126,331
200,000	CHS/Community Health Systems, Inc.	5.125	08/15/18	202,395
100,000	CIT Group, Inc.	5.000	05/15/17	102,273
100,000	CIT Group, Inc.	4.250	08/15/17	102,175
100,000	CIT Group, Inc.	5.250	03/15/18	104,250
100,000	CIT Group, Inc.(a)	5.500	02/15/19	106,250
100,000	CIT Group, Inc.	3.875	02/19/19	102,250
100,000	Cliffs Natural Resources, Inc.	5.950	01/15/18	100,500
150,000	CNH Industrial Capital LLC	6.250	11/01/16	151,406
100,000	CNH Industrial Capital LLC	3.250	02/01/17	100,500
100,000	CNH Industrial Capital LLC	3.625	04/15/18	101,750
100,000	CNH Industrial Capital LLC	3.875	07/16/18	101,500
100,000	Commercial Metals Co.	6.500	07/15/17	103,250
100,000	Commercial Metals Co.	7.350	08/15/18	108,182
100,000	Community Choice Financial, Inc.	10.750	05/01/19	48,000
100,000	Constellation Brands, Inc.	7.250	09/01/16	100,145
100,000	Constellation Brands, Inc.	7.250	05/15/17	104,250
150,000	Crescent Resources LLC/Crescent Ventures, Inc.(a)	10.250	08/15/17	150,094
100,000	CSC Holdings LLC	7.875	02/15/18	108,250
100,000	CSC Holdings LLC	7.625	07/15/18	108,500
100,000	D.R. Horton, Inc.	4.750	05/15/17	102,072
100,000	D.R. Horton, Inc.	3.625	02/15/18	101,875
100,000	D.R. Horton, Inc.	3.750	03/01/19	103,000
100,000	DCP Midstream Operating LP	2.500	12/01/17	99,190
50,000	Dell, Inc.	5.650	04/15/18	53,000
100,000	DISH DBS Corp.	4.625	07/15/17	102,500
100,000	DISH DBS Corp.	4.250	04/01/18	102,875
134,764	DynCorp International, Inc., PIK	11.875	11/30/20	103,094
2,350,000	Energy XXI Gulf Coast, Inc.(b)(c)	9.250	12/15/17	258,500
100,000	EV Energy Partners LP/EV Energy Finance Corp.	8.000	04/15/19	59,500
100,000	FirstEnergy Corp., Series A	2.750	03/15/18	101,270
49,000	Freeport-McMoRan, Inc.	2.150	03/01/17	49,000
100,000	Freeport-McMoRan, Inc.	2.300	11/14/17	100,250
100,000	Freeport-McMoRan, Inc.	2.375	03/15/18	99,250
100,000	Frontier Communications Corp.	8.125	10/01/18	110,375
200,000	Gastar Exploration, Inc.	8.625	05/15/18	169,500
100,000	General Motors Financial Co., Inc.	2.400	05/09/19	100,591
100,000	GenOn Energy, Inc.	7.875	06/15/17	85,250
100,000	GenOn Energy, Inc.	9.500	10/15/18	81,250
100,000	Genworth Holdings, Inc., GMTN	6.515	05/22/18	100,625
100,000	Gibson Brands, Inc.(a)	8.875	08/01/18	57,000
100,000	GLP Capital LP/GLP Financing II, Inc.	4.375	11/01/18	104,151
200,000	Goodman Networks, Inc.	12.125	07/01/18	103,500
100,000	Greif, Inc.	6.750	02/01/17	101,750
100,000	Harsco Corp.	5.750	05/15/18	99,625
35,000	HCA, Inc.	8.000	10/01/18	39,200
100,000	HCA, Inc.	3.750	03/15/19	104,000
100,000	Health Net, Inc.	6.375	06/01/17	103,375
200,000	Hertz Corp. (The)	4.250	04/01/18	207,000
100,000	Hertz Corp. (The)	6.750	04/15/19	102,000
100,000	Hexion, Inc.	8.875	02/01/18	89,750
100,000	IAC/InterActiveCorp	4.875	11/30/18	102,625
100,000	IASIS Healthcare LLC/IASIS Capital Corp.	8.375	05/15/19	96,500
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.875	03/15/19	99,750
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.500	03/15/17	100,000
200,000	iHeartCommunications, Inc.	10.000	01/15/18	129,000
200,000	Illinois Power Generating Co., Series H	7.000	04/15/18	80,000
100,000	International Lease Finance Corp.	8.750	03/15/17	104,409
100,000	International Lease Finance Corp.	8.875	09/01/17	107,500
100,000	International Lease Finance Corp.	3.875	04/15/18	103,250
100,000	International Lease Finance Corp.	5.875	04/01/19	109,000
100,000	International Lease Finance Corp.	6.250	05/15/19	109,875
100,000	International Wire Group Holdings, Inc.(a)	8.500	10/15/17	101,255
100,000	inVentiv Health, Inc.(a)	9.000	01/15/18	103,500
100,000	IPALCO Enterprises, Inc.	5.000	05/01/18	105,500
100,000	iStar, Inc. - REIT	4.000	11/01/17	99,625

Schedule of Investments

$100,000	iStar, Inc. - REIT	7.125%	02/15/18	$103,375
100,000	iStar, Inc. - REIT	4.875	07/01/18	99,375
100,000	JC Penney Corp., Inc.	5.750	02/15/18	102,800
200,000	KB Home	9.100	09/15/17	214,500
100,000	KB Home	7.250	06/15/18	108,125
100,000	KB Home	4.750	05/15/19	102,750
100,000	Kemet Corp.	10.500	05/01/18	100,000
55,000	Kinetic Concepts, Inc./KCI USA, Inc.	10.500	11/01/18	56,444
200,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375	10/01/17	203,250
100,000	Landry’s Holdings II, Inc.(a)	10.250	01/01/18	102,125
100,000	Lennar Corp.	4.750	12/15/17	103,375
100,000	Lennar Corp.	6.950	06/01/18	108,250
100,000	Lennar Corp.	4.125	12/01/18	103,250
100,000	Lennar Corp., Series B	12.250	06/01/17	108,500
100,000	Mallinckrodt International Finance SA	3.500	04/15/18	99,875
200,000	MGM Resorts International	7.625	01/15/17	205,582
100,000	MGM Resorts International	11.375	03/01/18	113,750
100,000	MGM Resorts International	8.625	02/01/19	113,750
100,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	6.500	08/01/18	96,375
100,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625	05/01/19	103,625
315,000	Natural Resource Partners LP/NRP Finance Corp.	9.125	10/01/18	263,025
250,000	Navient Corp., MTN	6.000	01/25/17	254,801
100,000	Navient Corp., MTN	4.625	09/25/17	102,000
100,000	Navient Corp., GMTN	8.450	06/15/18	108,875
125,000	Navient Corp., MTN	5.500	01/15/19	128,906
400,000	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.	8.125	02/15/19	194,000
100,000	New Enterprise Stone & Lime Co., Inc.	11.000	09/01/18	98,750
100,000	Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.	6.500	04/01/19	97,875
225,000	Novelis, Inc.	8.375	12/15/17	229,922
100,000	NRG Energy, Inc.	7.625	01/15/18	107,500
100,000	Nustar Logistics LP	8.150	04/15/18	107,937
100,000	Oasis Petroleum, Inc.	7.250	02/01/19	94,250
75,000	Ocwen Financial Corp.	6.625	05/15/19	53,062
100,000	Outerwall, Inc.	6.000	03/15/19	101,250
100,000	Owens-Illinois, Inc.	7.800	05/15/18	109,750
275,000	Pacific Drilling V Ltd.(a)	7.250	12/01/17	105,188
100,000	Pactiv LLC	8.125	06/15/17	104,750
67,000	PetroQuest Energy, Inc.(a)	10.000	02/15/21	46,230
200,000	PHI, Inc.	5.250	03/15/19	185,000
100,000	Production Resource Group, Inc.	8.875	05/01/19	59,500
100,000	QVC, Inc.	3.125	04/01/19	102,897
100,000	R.R. Donnelley & Sons Co.	6.125	01/15/17	100,862
100,000	R.R. Donnelley & Sons Co.	7.250	05/15/18	107,375
100,000	Sabine Pass LNG LP	7.500	11/30/16	101,687
150,000	Sears Holdings Corp.	6.625	10/15/18	141,000
11,000	Service Corp. International	7.625	10/01/18	12,348
100,000	Smithfield Foods, Inc.	7.750	07/01/17	105,000
35,000	Smithfield Foods, Inc.(a)	5.250	08/01/18	35,394
20,000	Southwestern Energy Co.	7.500	02/01/18	21,080
100,000	Springleaf Finance Corp., MTN	5.750	09/15/16	100,280
100,000	Springleaf Finance Corp., MTN	6.500	09/15/17	104,250
100,000	Springleaf Finance Corp., MTN	6.900	12/15/17	105,802
100,000	Sprint Capital Corp.	6.900	05/01/19	99,375
250,000	Sprint Communications, Inc.	6.000	12/01/16	252,813
100,000	Sprint Communications, Inc.	9.125	03/01/17	103,375
100,000	Sprint Communications, Inc.	8.375	08/15/17	103,875
100,000	Sprint Communications, Inc.(a)	9.000	11/15/18	108,750
100,000	SPX FLOW, Inc.	6.875	09/01/17	104,878
100,000	SquareTwo Financial Corp.(b)	11.625	04/01/17	10,000
100,000	Swift Energy Co.	7.125	06/01/17	0
100,000	Syniverse Holdings, Inc.	9.125	01/15/19	50,375
100,000	Synovus Financial Corp.	5.125	06/15/17	102,800
100,000	Talen Energy Supply LLC	6.500	05/01/18	103,500
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.000	01/15/18	101,250
150,000	Tenet Healthcare Corp.	6.250	11/01/18	159,938
100,000	Tenet Healthcare Corp.	5.500	03/01/19	98,000
100,000	Tenet Healthcare Corp.	5.000	03/01/19	96,750
120,000	Tesoro Corp.	4.250	10/01/17	122,100
175,000	Thompson Creek Metals Co., Inc.	9.750	12/01/17	180,250
370,000	Thompson Creek Metals Co., Inc.	7.375	06/01/18	358,438
100,000	T-Mobile USA, Inc.	5.250	09/01/18	102,125

Schedule of Investments

$100,000	T-Mobile USA, Inc.	6.464%	04/28/19	$102,000
100,000	Toll Brothers Finance Corp.	8.910	10/15/17	108,700
100,000	Toll Brothers Finance Corp.	4.000	12/31/18	104,750
100,000	Toys “R” US Property Co. II LLC	8.500	12/01/17	100,375
100,000	Toys “R” US, Inc.	10.375	08/15/17	100,000
100,000	Transocean, Inc.	6.800	12/15/16	100,625
100,000	Transocean, Inc.	3.750	10/15/17	98,500
100,000	Transocean, Inc.	6.000	03/15/18	98,000
100,000	Tutor Perini Corp.	7.625	11/01/18	101,600
100,000	U.S. Steel Corp.	7.000	02/01/18	104,750
100,000	UCI International LLC	8.625	02/15/19	22,000
100,000	United Continental Holdings, Inc.	6.375	06/01/18	105,500
100,000	USG Corp.	6.300	11/15/16	101,553
140,000	USG Corp.	9.500	01/15/18	154,000
150,000	Valeant Pharmaceuticals International, Inc.(a)	6.750	08/15/18	148,875
100,000	VEREIT Operating Partnership LP - REIT	3.000	02/06/19	100,750
100,000	Vulcan Materials Co.	7.000	06/15/18	110,500
100,000	Weatherford International Ltd.	9.625	03/01/19	111,000
100,000	Whiting Petroleum Corp.	6.500	10/01/18	91,750
100,000	Whiting Petroleum Corp.	5.000	03/15/19	87,750
100,000	Windstream Services LLC	7.875	11/01/17	106,000
100,000	WireCo WorldGroup, Inc.	9.500	05/15/17	100,375
100,000	XPO CNW, Inc.	7.250	01/15/18	103,000
100,000	Yum! Brands, Inc.	6.250	03/15/18	106,875

				21,717,205

	Venezuela - 1.1%
250,000	CA La Electricidad de Caracas	8.500	04/10/18	121,250
275,000	Petroleos de Venezuela SA	5.250	04/12/17	192,776
200,000	Petroleos de Venezuela SA, Series 2016	5.125	10/28/16	192,000

				506,026

	Vietnam - 0.4%
200,000	Vietnam Joint Stock Commercial Bank for Industry and Trade(a)	8.000	05/17/17	206,100

	Total Corporate Bonds (Cost $41,857,858)			42,188,710

	Sovereign Debt Obligations - 8.5%
	Argentina - 0.9%
100,000	Argentina Bonar Bonds, Series X	7.000	04/17/17	102,527
100,000	City of Buenos Aires Argentina(a)	9.950	03/01/17	103,750
200,000	Provincia de Cordoba(a)	12.375	08/17/17	214,750

				421,027

	Bahrain - 0.2%
100,000	CBB International Sukuk Co SPC	6.273	11/22/18	107,458

	Brazil - 0.9%
100,000	Banco Nacional de Desenvolvimento Economico e Social(a)	6.369	06/16/18	105,398
200,000	Banco Nacional de Desenvolvimento Economico e Social(a)	4.000	04/14/19	202,250
100,000	Brazilian Government International Bond	5.875	01/15/19	109,500

				417,148

	Ghana - 0.3%
150,000	Ghana Government International Bond(a)	8.500	10/04/17	154,387

	Hungary - 0.6%
100,000	Hungary Government International Bond	4.125	02/19/18	103,485
150,000	Magyar Export-Import Bank Zrt(a)	5.500	02/12/18	157,777

				261,262

	Jamaica - 0.2%
100,000	Jamaica Government International Bond	10.625	06/20/17	107,250

	Lebanon - 1.3%
100,000	Lebanon Government International Bond, EMTN(a)	4.750	11/02/16	100,503
100,000	Lebanon Government International Bond, EMTN	9.000	03/20/17	102,255

Schedule of Investments

$100,000	Lebanon Government International Bond, GMTN	5.000%	10/12/17	$100,000
200,000	Lebanon Government International Bond, EMTN	5.150	11/12/18	200,080
100,000	Lebanon Government International Bond, GMTN	5.500	04/23/19	100,020

				602,858

	Mongolia - 0.6%
200,000	Development Bank of Mongolia LLC, EMTN	5.750	03/21/17	200,007
100,000	Mongolia Government International Bond, EMTN(a)	4.125	01/05/18	98,000

				298,007

	Nigeria - 0.4%
200,000	Nigeria Government International Bond(a)	5.125	07/12/18	201,550

	Pakistan - 0.2%
100,000	Pakistan Government International Bond(a)	6.875	06/01/17	102,756

	Russia - 1.1%
200,000	Russian Foreign Bond - Eurobond(a)	3.250	04/04/17	202,250
100,000	Russian Foreign Bond - Eurobond(a)	11.000	07/24/18	117,504
200,000	Russian Foreign Bond - Eurobond(a)	3.500	01/16/19	204,794

				524,548

	Serbia - 0.3%
150,000	Serbia International Bond(a)	5.250	11/21/17	155,344

	Sri Lanka - 0.4%
200,000	Sri Lanka Government International Bond(a)	6.000	01/14/19	208,801

	Turkey - 0.2%
100,000	Export Credit Bank of Turkey(a)	5.375	11/04/16	100,761

	Venezuela - 0.9%
200,000	Venezuela Government International Bond	13.625	08/15/18	136,200
250,000	Venezuela Government International Bond(a)	13.625	08/15/18	157,750
200,000	Venezuela Government International Bond(a)	7.000	12/01/18	108,000

				401,950

	Total Sovereign Debt Obligations (Cost $4,012,992)			4,065,107

Number of Shares
	Money Market Fund - 3.6%
1,754,569	Invesco Premier Portfolio - Institutional Class, 0.36%(d) (Cost $1,754,569)			1,754,569

	Total Investments (Cost $47,625,419)(e) - 99.8%			48,008,386
	Other assets less liabilities - 0.2%			92,921

	Net Assets - 100.0%			$48,101,307

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Notes

PIK - Payment in Kind

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $19,179,596, which represented 39.87% of the Fund’s Net Assets.
(b)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at July 31, 2016 was $268,875, which represented less than 1% of the Fund’s Net Assets.
(c)	The borrower has filed for protection in federal bankruptcy court.

Schedule of Investments

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $382,967, which consisted of aggregate gross unrealized appreciation of $1,200,417 and aggregate gross unrealized depreciation of $817,450.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

July 31, 2016

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds - 97.8%
		Australia - 3.3%
GBP	300,000	APT Pipelines Ltd., EMTN	3.500%	03/22/30	$420,105
GBP	350,000	BHP Billiton Finance Ltd., Series 11, EMTN	3.250	09/25/24	512,537
EUR	600,000	BHP Billiton Finance Ltd., Series 7, EMTN	2.125	11/29/18	705,326
EUR	500,000	BHP Billiton Finance Ltd., Series 9, EMTN	2.250	09/25/20	609,891
AUD	350,000	BHP Billiton Finance Ltd., MTN	3.750	10/18/17	269,161
EUR	200,000	Commonwealth Bank of Australia, EMTN	5.500	08/06/19	257,642
EUR	350,000	Commonwealth Bank of Australia, EMTN	4.375	02/25/20	453,247
EUR	500,000	National Australia Bank Ltd., EMTN	2.750	08/08/22	641,030
EUR	200,000	National Australia Bank Ltd., GMTN	4.625	02/10/20	255,859
EUR	250,000	National Australia Bank Ltd., GMTN	2.000	11/12/20	302,582
EUR	200,000	Telstra Corp. Ltd., EMTN	4.250	03/23/20	259,442
EUR	150,000	Telstra Corp. Ltd., EMTN	3.500	09/21/22	200,585
EUR	100,000	Telstra Corp. Ltd., EMTN	2.500	09/15/23	128,704
AUD	800,000	Westpac Banking Corp., MTN	4.500	02/25/19	638,025

					5,654,136

		Belgium - 2.2%
EUR	200,000	Anheuser-Busch InBev SA, EMTN	0.800	04/20/23	231,768
GBP	250,000	Anheuser-Busch InBev SA, EMTN	9.750	07/30/24	535,295
EUR	500,000	Anheuser-Busch InBev SA, EMTN	1.500	03/17/25	597,155
GBP	300,000	Anheuser-Busch InBev SA, EMTN	4.000	09/24/25	477,491
EUR	500,000	Anheuser-Busch InBev SA, EMTN	2.700	03/31/26	662,357
EUR	500,000	Anheuser-Busch InBev SA, EMTN	2.000	03/17/28	628,581
EUR	200,000	Anheuser-Busch InBev SA, EMTN	1.500	04/18/30	237,307
EUR	200,000	Anheuser-Busch InBev SA, EMTN	2.750	03/17/36	274,224
EUR	200,000	BNP Paribas Fortis SA, EMTN	5.757	10/04/17	238,299

					3,882,477

		Canada - 14.8%
CAD	400,000	Bank of Montreal	1.880	03/31/21	311,163
CAD	500,000	Bank of Montreal, Series DPNT	6.020	05/02/18	414,789
CAD	250,000	Bank of Montreal, Series DPNT	3.210	09/13/18	199,536
CAD	900,000	Bank of Montreal, Series DPNT	2.840	06/04/20	726,418
CAD	750,000	Bank of Montreal, Series DPNT	2.100	10/06/20	589,303
CAD	900,000	Bank of Montreal, Series DPNT	3.400	04/23/21	746,902
CAD	300,000	Bank of Montreal, Series DPNT	2.120	03/16/22	235,213
CAD	900,000	Bank of Nova Scotia (The)	2.242	03/22/18	700,821
CAD	900,000	Bank of Nova Scotia (The), Series DPNT	2.462	03/14/19	710,220
CAD	850,000	Bank of Nova Scotia (The), Series DPNT	2.130	06/15/20	668,000
CAD	750,000	Bank of Nova Scotia (The), Series DPNT	2.090	09/09/20	588,256
CAD	500,000	Bank of Nova Scotia (The), Series DPNT	3.270	01/11/21	411,602
CAD	1,100,000	Bank of Nova Scotia (The), Series DPNT	2.873	06/04/21	894,306
CAD	550,000	Bell Canada, Inc.	3.350	06/18/19	441,261
CAD	300,000	Bell Canada, Inc., MTN	4.400	03/16/18	240,488
CAD	450,000	Bell Canada, Inc., MTN	3.250	06/17/20	363,213
CAD	250,000	Bell Canada, Inc., Series M-26	3.350	03/22/23	203,763
CAD	600,000	Caisse Centrale Desjardins, MTN	2.795	11/19/18	475,339
CAD	550,000	Caisse Centrale Desjardins, MTN	1.748	03/02/20	424,745
CAD	500,000	Canadian Imperial Bank of Commerce/Canada	1.700	10/09/18	386,975
CAD	500,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.350	06/24/19	394,701
CAD	800,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	1.850	07/14/20	622,694
CAD	300,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	1.900	04/26/21	233,839
CAD	500,000	Canadian Natural Resources Ltd., MTN	2.890	08/14/20	383,110
GBP	400,000	Glencore Canada Financial Corp., EMTN	7.375	05/27/20	609,521
CAD	850,000	HSBC Bank Canada	2.449	01/29/21	666,605
CAD	800,000	HSBC Bank Canada, Series DPNT	3.558	10/04/17	628,761
CAD	500,000	HSBC Bank Canada, Series DPNT	2.491	05/13/19	391,235
CAD	200,000	HSBC Bank Canada, Series DPNT	2.938	01/14/20	159,183
CAD	850,000	HSBC Bank Canada, Series DPNT	2.908	09/29/21	678,722
CAD	600,000	National Bank of Canada, Series DPNT	2.404	10/28/19	474,023
CAD	200,000	National Bank of Canada, Series DPNT	1.742	03/03/20	154,643
CAD	600,000	Rogers Communications, Inc.	5.340	03/22/21	527,828
CAD	700,000	Royal Bank of Canada, Series DPNT	2.260	03/12/18	545,319
CAD	750,000	Royal Bank of Canada, Series DPNT	2.820	07/12/18	591,885
CAD	850,000	Royal Bank of Canada, Series DPNT	2.890	10/11/18	674,108

Schedule of Investments

CAD	800,000	Royal Bank of Canada, Series DPNT	2.770%	12/11/18	$633,970
CAD	700,000	Royal Bank of Canada, Series DPNT	2.980	05/07/19	560,939
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.350	12/09/19	790,261
CAD	300,000	Royal Bank of Canada, Series DPNT	1.920	07/17/20	234,143
CAD	900,000	Royal Bank of Canada, Series DPNT	2.860	03/04/21	729,938
CAD	700,000	Royal Bank of Canada, Series DPNT	1.968	03/02/22	544,283
CAD	500,000	Shaw Communications, Inc.	5.650	10/01/19	422,541
CAD	600,000	Shaw Communications, Inc.	6.750	11/09/39	577,713
CAD	350,000	TELUS Corp., MTN	2.350	03/28/22	270,290
CAD	500,000	TELUS Corp., Series CG	5.050	12/04/19	423,914
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/20	429,109
CAD	900,000	Toronto-Dominion Bank (The), Series DPNT	2.447	04/02/19	710,510
CAD	1,250,000	Toronto-Dominion Bank (The), Series DPNT	2.621	12/22/21	1,005,310
CAD	1,100,000	Toronto-Dominion Bank (The), Series DPNT	3.226	07/24/24	923,990

					25,725,401

		Denmark - 1.2%
EUR	250,000	Carlsberg Breweries A/S, EMTN	3.375	10/13/17	290,935
EUR	300,000	Danske Bank A/S, EMTN	0.750	06/02/23	346,194
GBP	150,000	DONG Energy A/S, EMTN	4.875	01/12/32	259,621
GBP	150,000	DONG Energy A/S, EMTN	5.750	04/09/40	299,070
NOK	5,000,000	Nykredit Bank A/S, EMTN	5.000	08/21/18	633,958
GBP	150,000	TDC A/S, EMTN(b)	5.625	02/23/23	233,060

					2,062,838

		Finland - 0.3%
EUR	500,000	Fortum OYJ, EMTN	2.250	09/06/22	620,691

		France - 18.8%
EUR	300,000	Autoroutes du Sud de la France SA, EMTN	5.625	07/04/22	447,040
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	2.000	09/19/19	237,940
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	4.000	10/22/20	254,983
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	02/24/21	373,750
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.250	08/23/22	396,004
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	11/28/23	399,621
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	03/18/24	653,303
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	05/21/24	619,481
EUR	300,000	BNP Paribas SA, EMTN	2.000	01/28/19	352,516
EUR	550,000	BNP Paribas SA, EMTN	2.500	08/23/19	662,294
EUR	400,000	BNP Paribas SA, EMTN	3.750	11/25/20	518,225
EUR	550,000	BNP Paribas SA, EMTN	2.250	01/13/21	673,650
EUR	300,000	BNP Paribas SA, EMTN	2.875	10/24/22	388,693
EUR	500,000	BNP Paribas SA, EMTN	2.875	09/26/23	660,247
EUR	200,000	Bouygues SA	3.641	10/29/19	251,060
EUR	100,000	Bouygues SA	4.250	07/22/20	130,975
EUR	600,000	BPCE SA	4.625	07/18/23	800,207
GBP	100,000	BPCE SA	5.250	04/16/29	149,067
EUR	300,000	BPCE SA, EMTN	4.500	02/10/22	414,509
EUR	200,000	Capgemini SA	2.500	07/01/23	252,614
EUR	200,000	Carrefour SA, EMTN	1.750	05/22/19	235,218
EUR	500,000	Carrefour SA, EMTN	4.000	04/09/20	643,295
EUR	200,000	Cie Financiere et Industrielle des Autoroutes SA(b)	5.000	05/24/21	278,219
EUR	250,000	Credit Agricole SA	2.625	03/17/27	291,944
EUR	350,000	Credit Agricole SA, EMTN	5.971	02/01/18	426,645
EUR	500,000	Credit Agricole SA/London, EMTN	3.875	02/13/19	614,941
EUR	1,000,000	Credit Agricole SA/London, EMTN	2.375	11/27/20	1,231,018
EUR	200,000	Credit Agricole SA/London, EMTN	5.125	04/18/23	294,886
EUR	300,000	Credit Agricole SA/London, EMTN	3.125	07/17/23	400,061
EUR	500,000	Credit Agricole SA/London, EMTN	2.375	05/20/24	643,382
EUR	200,000	Danone SA, EMTN	2.250	11/15/21	250,513
EUR	300,000	Electricite de France SA, EMTN	6.250	01/25/21	429,934
EUR	300,000	Electricite de France SA, EMTN	2.250	04/27/21	371,653
EUR	300,000	Electricite de France SA, EMTN	3.875	01/18/22	405,632
EUR	300,000	Electricite de France SA, EMTN	2.750	03/10/23	390,756
EUR	600,000	Electricite de France SA, EMTN	4.625	09/11/24	893,760
EUR	400,000	Electricite de France SA, EMTN	4.125	03/25/27	598,329
GBP	250,000	Electricite de France SA, EMTN	5.875	07/18/31	459,638
GBP	650,000	Electricite de France SA, EMTN	6.125	06/02/34	1,219,085
GBP	700,000	Electricite de France SA, EMTN	5.500	03/27/37	1,251,698
GBP	1,000,000	Electricite de France SA, EMTN	5.500	10/17/41	1,812,685
GBP	500,000	Electricite de France SA, EMTN	5.125	09/22/50	870,945
EUR	100,000	Engie SA, EMTN	1.375	05/19/20	118,623
EUR	1,100,000	Engie SA, EMTN	2.375	05/19/26	1,468,533
GBP	250,000	Engie SA, EMTN	5.000	10/01/60	577,489

Schedule of Investments

EUR	300,000	GDF SUEZ Alliance Gie, EMTN	5.750%	06/24/23	$462,434
EUR	300,000	Holding d’Infrastructures de Transport SAS	4.875	10/27/21	418,745
EUR	200,000	HSBC France SA, EMTN	1.875	01/16/20	237,789
EUR	300,000	La Poste SA, EMTN	4.250	11/08/21	411,343
EUR	300,000	La Poste SA, EMTN	2.750	11/26/24	403,300
EUR	500,000	Orange SA, EMTN	3.875	04/09/20	640,841
EUR	150,000	Orange SA, EMTN	3.875	01/14/21	197,373
EUR	500,000	Orange SA, EMTN	3.000	06/15/22	654,449
GBP	600,000	Orange SA, EMTN	5.625	01/23/34	1,140,400
EUR	200,000	Sanofi, EMTN	1.875	09/04/20	241,452
EUR	200,000	Sanofi, EMTN	1.750	09/10/26	252,888
EUR	300,000	Societe Generale SA, EMTN	2.250	01/23/20	361,361
EUR	300,000	Societe Generale SA, EMTN	4.250	07/13/22	415,003
EUR	300,000	Societe Generale SA, EMTN	2.625	02/27/25	351,416
EUR	200,000	Total Capital Canada Ltd., EMTN	2.125	09/18/29	264,571
EUR	300,000	Total Capital International SA, EMTN	2.500	03/25/26	402,285
GBP	350,000	Veolia Environnement SA, EMTN	6.125	10/29/37	710,635
EUR	200,000	Vivendi SA	0.750	05/26/21	230,377

					32,611,723

		Germany - 9.1%
EUR	300,000	Allianz Finance II BV, EMTN	3.500	02/14/22	400,487
GBP	300,000	Allianz Finance II BV, Series 62	4.500	03/13/43	558,048
EUR	300,000	BASF SE, Series 10Y	2.000	12/05/22	378,502
EUR	200,000	BMW Finance NV, EMTN	0.500	09/05/18	226,574
EUR	250,000	BMW Finance NV, EMTN	3.250	01/14/19	302,814
EUR	200,000	BMW Finance NV, EMTN	0.875	11/17/20	232,969
EUR	250,000	BMW US Capital LLC, EMTN	1.125	09/18/21	295,145
EUR	200,000	BMW US Capital LLC, EMTN	0.625	04/20/22	230,628
EUR	300,000	Commerzbank AG, EMTN	4.000	09/16/20	388,270
EUR	450,000	Daimler AG, EMTN	1.500	11/19/18	522,608
EUR	250,000	Daimler AG, EMTN	0.875	01/12/21	290,458
EUR	400,000	Daimler AG, EMTN	1.400	01/12/24	487,376
EUR	250,000	Daimler AG, EMTN	1.500	03/09/26	307,454
EUR	400,000	Deutsche Bank AG, EMTN	1.250	09/08/21	451,280
EUR	300,000	Deutsche Bank AG, EMTN	2.375	01/11/23	358,796
EUR	200,000	Deutsche Bank AG, EMTN	1.125	03/17/25	215,630
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	2.125	01/18/21	184,237
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	4.250	07/13/22	420,353
EUR	200,000	Deutsche Telekom International Finance BV, EMTN	0.625	04/03/23	232,015
EUR	200,000	Deutsche Telekom International Finance BV, EMTN	1.500	04/03/28	242,926
EUR	400,000	E.ON International Finance BV, EMTN	5.750	05/07/20	545,374
GBP	300,000	E.ON International Finance BV, EMTN	6.375	06/07/32	582,948
GBP	600,000	E.ON International Finance BV, EMTN	5.875	10/30/37	1,166,256
GBP	200,000	E.ON International Finance BV, EMTN	6.750	01/27/39	424,287
EUR	250,000	Landesbank Baden-Wuerttemberg, EMTN	0.375	01/29/19	281,778
EUR	200,000	Landesbank Hessen-Thueringen Girozentrale, EMTN	0.375	03/10/20	226,063
EUR	150,000	Merck Financial Services GmbH, EMTN	4.500	03/24/20	195,956
EUR	200,000	Norddeutsche Landesbank Girozentrale, EMTN	0.625	09/24/18	226,005
EUR	400,000	RWE Finance BV, EMTN	6.625	01/31/19	520,782
EUR	300,000	RWE Finance BV, EMTN	6.500	08/10/21	441,361
GBP	200,000	RWE Finance BV, EMTN	6.250	06/03/30	353,691
GBP	700,000	RWE Finance BV, EMTN	4.750	01/31/34	1,078,730
GBP	200,000	RWE Finance BV, EMTN	6.125	07/06/39	365,089
EUR	300,000	Siemens Financieringsmaatschappij NV, EMTN	1.750	03/12/21	365,684
GBP	300,000	Siemens Financieringsmaatschappij NV, EMTN	3.750	09/10/42	520,619
EUR	250,000	Volkswagen International Finance NV, EMTN	3.250	01/21/19	302,524
EUR	400,000	Volkswagen International Finance NV, EMTN	2.000	03/26/21	485,611
EUR	500,000	Volkswagen Leasing GmbH, EMTN	2.375	09/06/22	620,015
EUR	300,000	Vonovia Finance BV, EMTN	1.625	12/15/20	357,179

					15,786,522

		Hong Kong - 0.2%
EUR	300,000	Hutchison Whampoa Finance 14 Ltd.	1.375	10/31/21	348,206

		Italy - 6.5%
EUR	250,000	Assicurazioni Generali SpA, EMTN	2.875	01/14/20	306,162
EUR	300,000	Assicurazioni Generali SpA, EMTN	4.125	05/04/26	359,536
EUR	250,000	Atlantia SpA	3.625	11/30/18	303,087
GBP	300,000	Atlantia SpA, EMTN	6.250	06/09/22	502,330
EUR	250,000	Enel Finance International NV, EMTN	5.000	09/14/22	362,510
GBP	400,000	Enel Finance International NV, EMTN	5.625	08/14/24	680,185
EUR	300,000	ENEL Finance International NV, EMTN	1.966	01/27/25	380,121
EUR	200,000	Enel SpA	4.875	02/20/18	240,404

Schedule of Investments

GBP	800,000	Enel SpA, EMTN	5.750%	06/22/37	$1,523,814
EUR	200,000	Eni SpA	4.125	09/16/19	252,556
EUR	150,000	Eni SpA, EMTN	4.000	06/29/20	193,411
EUR	300,000	Eni SpA, EMTN	3.250	07/10/23	402,841
EUR	300,000	Eni SpA, EMTN	3.750	09/12/25	428,509
EUR	200,000	Eni SpA, EMTN	3.625	01/29/29	292,570
EUR	300,000	Intesa Sanpaolo SpA, EMTN	4.000	11/09/17	351,504
EUR	500,000	Intesa Sanpaolo SpA, EMTN	3.000	01/28/19	594,341
EUR	400,000	Intesa Sanpaolo SpA, EMTN	4.375	10/15/19	501,305
EUR	300,000	Intesa Sanpaolo SpA, EMTN	2.000	06/18/21	355,257
EUR	250,000	Intesa Sanpaolo SpA, EMTN	4.000	10/30/23	335,426
EUR	200,000	Intesa Sanpaolo SpA, GMTN	4.000	11/08/18	241,942
EUR	300,000	Mediobanca SpA, EMTN	0.875	11/14/17	337,697
EUR	100,000	Snam SpA, EMTN	3.875	03/19/18	119,033
EUR	200,000	Snam SpA, EMTN	3.500	02/13/20	251,939
EUR	200,000	Snam SpA, EMTN	5.250	09/19/22	293,554
EUR	300,000	Terna Rete Elettrica Nazionale SpA, EMTN	4.750	03/15/21	408,941
EUR	300,000	UniCredit SpA, EMTN	3.375	01/11/18	350,022
EUR	550,000	UniCredit SpA, EMTN	3.625	01/24/19	660,372
EUR	150,000	Unione di Banche Italiane SCpA, EMTN	2.875	02/18/19	177,960

					11,207,329

		Japan - 0.6%
JPY	100,000,000	Panasonic Corp., Series 12	0.387	03/19/20	984,970

		Netherlands - 6.0%
EUR	300,000	ABN AMRO Bank NV, EMTN	6.375	04/27/21	411,519
EUR	200,000	ABN AMRO Bank NV, EMTN	4.125	03/28/22	272,562
EUR	200,000	ABN AMRO Bank NV, EMTN	7.125	07/06/22	289,665
EUR	300,000	ABN AMRO Bank NV, EMTN	2.500	11/29/23	387,588
EUR	600,000	Cooperatieve Rabobank UA	3.875	07/25/23	778,496
EUR	500,000	Cooperatieve Rabobank UA, EMTN	4.125	01/12/21	658,250
EUR	500,000	Cooperatieve Rabobank UA, EMTN	4.750	06/06/22	703,291
EUR	400,000	Cooperatieve Rabobank UA, EMTN	4.125	09/14/22	519,525
GBP	800,000	Cooperatieve Rabobank UA, EMTN	5.250	09/14/27	1,268,585
EUR	500,000	Cooperatieve Rabobank UA, GMTN	4.125	01/14/20	638,723
EUR	600,000	Cooperatieve Rabobank UA, GMTN	3.750	11/09/20	763,545
EUR	300,000	Cooperatieve Rabobank UA, GMTN	4.000	01/11/22	403,350
EUR	250,000	Heineken NV, EMTN	2.125	08/04/20	303,198
EUR	400,000	ING Bank NV, EMTN	0.700	04/16/20	458,129
EUR	450,000	ING Bank NV, EMTN	4.500	02/21/22	621,681
GBP	300,000	Koninklijke KPN NV, GMTN	5.750	09/17/29	540,466
EUR	200,000	Shell International Finance BV, EMTN	1.625	03/24/21	241,078
EUR	400,000	Shell International Finance BV, EMTN	1.000	04/06/22	471,661
EUR	200,000	Shell International Finance BV, EMTN	1.875	09/15/25	254,504
EUR	350,000	Shell International Finance BV, EMTN	1.625	01/20/27	436,504

					10,422,320

		Norway - 1.5%
EUR	275,000	DNB Bank ASA, EMTN	3.875	06/29/20	354,884
EUR	250,000	DNB Bank ASA, EMTN(b)	4.375	02/24/21	333,820
EUR	250,000	DNB Bank ASA, EMTN	4.250	01/18/22	341,418
EUR	250,000	Statoil ASA, EMTN	5.625	03/11/21	352,131
EUR	250,000	Statoil ASA, EMTN	1.250	02/17/27	299,161
GBP	400,000	Statoil ASA, EMTN	6.875	03/11/31	834,974
SEK	1,000,000	Telenor ASA, EMTN	2.375	03/19/19	124,204

					2,640,592

		Spain - 4.6%
EUR	200,000	BBVA Senior Finance SAU, GMTN	3.750	01/17/18	235,854
EUR	300,000	BBVA Senior Finance SAU, GMTN	2.375	01/22/19	354,244
EUR	200,000	CaixaBank SA, MTN	3.125	05/14/18	235,694
EUR	150,000	Iberdrola Finanzas SAU, EMTN	4.125	03/23/20	193,339
GBP	200,000	Iberdrola Finanzas SAU, EMTN	7.375	01/29/24	368,973
EUR	200,000	Iberdrola International BV, EMTN	3.500	02/01/21	258,970
EUR	100,000	Repsol International Finance BV, EMTN	4.875	02/19/19	125,253
EUR	300,000	Repsol International Finance BV, EMTN	2.625	05/28/20	365,637
EUR	200,000	Repsol International Finance BV, EMTN	3.625	10/07/21	259,347
EUR	300,000	Santander Consumer Finance SA(b)	0.900	02/18/20	339,644
EUR	500,000	Santander Consumer Finance SA, EMTN	1.500	11/12/20	579,963
EUR	100,000	Santander International Debt SAU, EMTN	4.125	10/04/17	117,207
EUR	200,000	Santander International Debt SAU, EMTN	4.000	01/24/20	252,110
EUR	300,000	Santander International Debt SAU, EMTN	1.375	03/03/21	349,494
EUR	200,000	Santander International Debt SAU, EMTN	1.375	12/14/22	233,176
EUR	400,000	Santander Issuances SAU, EMTN	2.500	03/18/25	439,728

Schedule of Investments

EUR	350,000	Telefonica Emisiones SAU, EMTN	4.693%	11/11/19	$451,459
EUR	200,000	Telefonica Emisiones SAU, EMTN	4.710	01/20/20	260,076
GBP	500,000	Telefonica Emisiones SAU, EMTN	5.597	03/12/20	765,836
EUR	100,000	Telefonica Emisiones SAU, EMTN	2.242	05/27/22	124,570
GBP	500,000	Telefonica Emisiones SAU, EMTN	5.289	12/09/22	809,677
GBP	300,000	Telefonica Emisiones SAU, EMTN	5.375	02/02/26	508,513
EUR	200,000	Telefonica Emisiones SAU, EMTN	1.460	04/13/26	238,198
EUR	100,000	Telefonica Emisiones SAU, GMTN	3.987	01/23/23	137,824

					8,004,786

		Sweden - 2.7%
EUR	350,000	Nordea Bank AB, EMTN	4.500	03/26/20	446,921
EUR	500,000	Nordea Bank AB, EMTN	2.000	02/17/21	608,583
EUR	200,000	Nordea Bank AB, EMTN	3.250	07/05/22	264,276
EUR	200,000	Nordea Bank AB, EMTN	1.125	02/12/25	237,924
SEK	1,000,000	SBAB Bank AB, EMTN	3.000	10/11/18	124,521
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	2.000	02/19/21	243,589
EUR	200,000	Skandinaviska Enskilda Banken AB, GMTN	1.875	11/14/19	238,209
EUR	100,000	Svenska Handelsbanken AB, EMTN	2.250	08/27/20	122,106
EUR	400,000	Svenska Handelsbanken AB, EMTN	4.375	10/20/21	548,488
EUR	200,000	Svenska Handelsbanken AB, EMTN	2.625	08/23/22	257,217
SEK	2,000,000	Telia Co. AB, EMTN	3.625	11/08/23	266,985
EUR	150,000	Vattenfall AB, EMTN	6.250	03/17/21	214,131
GBP	500,000	Vattenfall AB, EMTN	6.875	04/15/39	1,085,314

					4,658,264

		Switzerland - 3.6%
EUR	200,000	ABB Finance BV, EMTN	2.625	03/26/19	239,828
EUR	250,000	Credit Suisse AG/London, EMTN	0.625	11/20/18	282,977
EUR	300,000	Credit Suisse AG/London, EMTN	4.750	08/05/19	381,739
EUR	550,000	Credit Suisse AG/London, EMTN	1.375	11/29/19	640,083
EUR	750,000	Credit Suisse AG/London, EMTN	1.375	01/31/22	878,219
GBP	400,000	Credit Suisse Group Funding Guernsey Ltd.	3.000	05/27/22	557,308
EUR	400,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.250	04/14/22	449,881
CHF	300,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.000	04/14/23	307,565
GBP	250,000	Glencore Finance Europe SA, EMTN	6.500	02/27/19	364,852
EUR	300,000	Holcim Finance Luxembourg SA, EMTN	2.250	05/26/28	374,057
EUR	200,000	Roche Finance Europe BV, EMTN	0.875	02/25/25	236,715
EUR	150,000	Roche Holdings, Inc., EMTN	6.500	03/04/21	218,745
CHF	600,000	Swisscom AG	3.250	09/14/18	668,088
EUR	300,000	UBS AG/London, EMTN	1.125	06/30/20	350,181
EUR	100,000	UBS AG/London, EMTN	1.250	09/03/21	117,936
EUR	200,000	UBS Group Funding Jersey Ltd.	1.750	11/16/22	237,139

					6,305,313

		United Kingdom - 22.4%
GBP	200,000	ABP Finance PLC, EMTN	6.250	12/14/26	349,302
EUR	900,000	Barclays, EMTN	6.000	01/14/21	1,176,749
GBP	800,000	Barclays Bank PLC, EMTN	10.000	05/21/21	1,386,220
GBP	250,000	BAT International Finance PLC, EMTN	7.250	03/12/24	465,574
GBP	300,000	BAT International Finance PLC, EMTN	4.000	09/04/26	478,451
GBP	100,000	BAT International Finance PLC, EMTN	6.000	11/24/34	202,506
GBP	500,000	BG Energy Capital PLC, EMTN	5.125	12/01/25	851,754
GBP	300,000	BG Energy Capital PLC, EMTN	5.000	11/04/36	549,724
EUR	250,000	BP Capital Markets PLC, EMTN	2.994	02/18/19	301,359
EUR	300,000	BP Capital Markets PLC, EMTN	2.177	09/28/21	369,942
EUR	250,000	BP Capital Markets PLC, EMTN	2.972	02/27/26	338,070
EUR	300,000	BP Capital Markets PLC, EMTN	1.573	02/16/27	360,455
GBP	250,000	British Telecommunications PLC	5.750	12/07/28	464,470
EUR	300,000	British Telecommunications PLC, EMTN	1.125	06/10/19	346,583
EUR	200,000	British Telecommunications PLC, EMTN	1.125	03/10/23	232,946
EUR	300,000	British Telecommunications PLC, EMTN	1.750	03/10/26	363,458
GBP	150,000	British Telecommunications PLC, EMTN	6.375	06/23/37	320,310
GBP	250,000	BUPA Finance PLC	5.000	04/25/23	367,541
GBP	500,000	Centrica PLC, EMTN	6.375	03/10/22	845,403
GBP	200,000	Centrica PLC, EMTN	4.375	03/13/29	329,034
GBP	500,000	Centrica PLC, EMTN	4.250	09/12/44	839,194
GBP	250,000	Friends Life Holdings PLC	8.250	04/21/22	410,353
EUR	350,000	GlaxoSmithKline Capital PLC, EMTN	1.375	12/02/24	423,428
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	3.375	12/20/27	311,604
GBP	500,000	GlaxoSmithKline Capital PLC, EMTN	6.375	03/09/39	1,127,405
GBP	600,000	GlaxoSmithKline Capital PLC, EMTN	5.250	04/10/42	1,234,262
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	4.250	12/18/45	460,101
GBP	500,000	Heathrow Funding Ltd., EMTN	7.125	02/14/24	884,899
GBP	750,000	Heathrow Funding Ltd., EMTN	6.750	12/03/26	1,445,004

Schedule of Investments

EUR	600,000	HSBC Bank PLC, EMTN	4.000%	01/15/21	$791,113
GBP	600,000	HSBC Bank PLC, EMTN	5.375	08/22/33	981,678
GBP	600,000	HSBC Holdings PLC	6.750	09/11/28	1,027,963
EUR	250,000	HSBC Holdings PLC, EMTN	6.000	06/10/19	322,820
EUR	300,000	HSBC Holdings PLC, EMTN	3.000	06/30/25	358,772
GBP	600,000	HSBC Holdings PLC, EMTN	5.750	12/20/27	955,874
GBP	200,000	HSBC Holdings PLC, EMTN	6.000	03/29/40	346,217
GBP	450,000	Imperial Brands Finance PLC, EMTN	9.000	02/17/22	830,043
GBP	450,000	Imperial Brands Finance PLC, EMTN	5.500	09/28/26	778,850
EUR	100,000	Lloyds Bank PLC, EMTN	5.375	09/03/19	129,574
EUR	300,000	Lloyds Bank PLC, EMTN	6.500	03/24/20	395,109
GBP	300,000	Lloyds Bank PLC, EMTN	7.500	04/15/24	562,191
EUR	350,000	Lloyds Bank PLC, EMTN	1.250	01/13/25	403,797
GBP	1,224,000	Lloyds Bank PLC, EMTN	7.625	04/22/25	2,139,753
GBP	250,000	Motability Operations Group PLC, EMTN	3.625	03/10/36	405,502
GBP	250,000	National Grid Electricity Transmission PLC, EMTN	4.000	06/08/27	408,953
EUR	200,000	Nationwide Building Society, EMTN	1.125	06/03/22	229,174
EUR	300,000	Nationwide Building Society, EMTN	1.250	03/03/25	343,242
GBP	200,000	Nationwide Building Society, EMTN	3.250	01/20/28	293,330
GBP	250,000	RAC Bond Co. PLC, EMTN	4.870	05/06/26	366,973
GBP	250,000	Rio Tinto Finance PLC, EMTN	4.000	12/11/29	385,909
EUR	250,000	Royal Bank of Scotland PLC (The), EMTN	5.375	09/30/19	321,167
EUR	300,000	Royal Bank of Scotland PLC (The), EMTN	5.500	03/23/20	393,848
EUR	300,000	SABMiller Holdings, Inc., EMTN	1.875	01/20/20	357,763
GBP	250,000	Santander UK Group Holdings PLC, EMTN	3.625	01/14/26	356,491
EUR	250,000	Santander UK PLC, EMTN	2.000	01/14/19	290,475
GBP	200,000	Scottish Widows Ltd.	5.500	06/16/23	290,111
GBP	400,000	Scottish Widows Ltd.	7.000	06/16/43	631,797
GBP	100,000	Severn Trent Utilities Finance PLC, EMTN	3.625	01/16/26	153,959
EUR	500,000	Sky PLC, EMTN	1.500	09/15/21	585,491
GBP	200,000	Society of Lloyd’s	4.750	10/30/24	293,353
GBP	200,000	SSE PLC, EMTN	8.375	11/20/28	441,202
EUR	400,000	Standard Chartered PLC, EMTN	1.625	11/20/18	460,518
EUR	200,000	Standard Chartered PLC, EMTN	1.625	06/13/21	234,625
GBP	300,000	Standard Chartered PLC, EMTN	5.125	06/06/34	401,858
GBP	300,000	Standard Chartered PLC, EMTN	4.375	01/18/38	460,325
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	4.000	06/19/25	318,204
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	5.500	02/11/41	409,756
GBP	350,000	Thames Water Utilities Finance Ltd., EMTN	5.125	09/28/37	673,885
GBP	300,000	THFC Funding No. 3 PLC, EMTN	5.200	10/11/43	557,730
EUR	300,000	Vodafone Group PLC, EMTN	4.650	01/20/22	414,776
EUR	200,000	Vodafone Group PLC, EMTN	1.750	08/25/23	242,211
EUR	300,000	Vodafone Group PLC, EMTN	2.200	08/25/26	374,499
GBP	200,000	Wellcome Trust Finance PLC	4.625	07/25/36	394,157

					38,751,139

		Total Corporate Bonds (Cost $178,685,828)			169,666,707

		Sovereign Debt Obligations - 0.6%
		Japan - 0.6%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/23	314,721
JPY	60,000,000	Development Bank of Japan, Inc.	2.300	03/19/26	712,877

		Total Sovereign Debt Obligations (Cost $1,058,704)			1,027,598

	Number of Shares
		Money Market Fund - 0.5%
	770,473	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $770,473)			770,473

		Total Investments (Cost $180,515,005)(d) - 98.9%			171,464,778
		Other assets less liabilities - 1.1%			1,994,275

		Net Assets - 100.0%			$173,459,053

Investment Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DPNT - Deposit Note

EUR - Euro

Schedule of Investments

EMTN - Euro Medium-Term Note

GBP - British Pound

GMTN - Global Medium-Term Note

JPY - Japanese Yen

MTN - Medium-Term Notes

NOK - Norwegian Krone

SEK - Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $1,184,743, which represented less than 1% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $180,517,657. The net unrealized depreciation was $9,052,879, which consisted of aggregate gross unrealized appreciation of $2,620,467 and aggregate gross unrealized depreciation of $11,673,346.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)

July 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.3%
	Agriculture - 0.9%
$100,000	Altria Group, Inc.	2.625%	01/14/20	$104,397
50,000	Philip Morris International, Inc.	4.500	03/26/20	55,589

				159,986

	Auto Manufacturers - 3.9%
100,000	American Honda Finance Corp., MTN	1.600	07/13/18	101,090
100,000	Ford Motor Credit Co. LLC	8.000	12/15/16	102,554
100,000	Ford Motor Credit Co. LLC	8.125	01/15/20	119,372
100,000	General Motors Financial Co., Inc.	2.400	04/10/18	100,902
100,000	General Motors Financial Co., Inc.	3.500	07/10/19	103,501
150,000	Toyota Motor Credit Corp., MTN	2.750	05/17/21	158,700

				686,119

	Banks - 33.4%
200,000	American Express Bank FSB, Series BKNT	6.000	09/13/17	210,500
100,000	Bank of America Corp.	3.875	03/22/17	101,771
120,000	Bank of America Corp.	6.000	09/01/17	125,804
100,000	Bank of America Corp.	6.875	11/15/18	111,570
100,000	Bank of America Corp., MTN	2.625	10/19/20	102,320
100,000	Bank of America Corp., Series L, MTN	2.250	04/21/20	101,133
200,000	Bank of America NA, Series BKNT	1.250	02/14/17	200,352
200,000	Bank of Montreal, MTN (Canada)	1.450	04/09/18	200,834
200,000	Bank of Montreal, MTN (Canada)	1.800	07/31/18	202,287
125,000	Bank of New York Mellon Corp. (The), MTN	2.300	09/11/19	128,639
200,000	Bank of Nova Scotia (The) (Canada)	1.450	04/25/18	201,033
200,000	Bank of Nova Scotia (The) (Canada)	1.700	06/11/18	201,679
100,000	Bank of Nova Scotia (The), Series BKNT (Canada)	1.250	04/11/17	100,192
100,000	BB&T Corp., MTN	2.625	06/29/20	103,843
100,000	BNP Paribas SA, Series BKNT, GMTN (France)	5.000	01/15/21	113,211
98,000	BNP Paribas SA, MTN (France)	2.450	03/17/19	100,423
120,000	Capital One Financial Corp.	2.450	04/24/19	122,753
120,000	Citigroup, Inc.	1.300	11/15/16	120,073
120,000	Citigroup, Inc.	8.500	05/22/19	141,798
100,000	Credit Suisse AG/New York NY (Switzerland)	6.000	02/15/18	105,853
27,000	Deutsche Bank AG/London, Series 3FXD (Germany)	1.400	02/13/17	26,951
100,000	Goldman Sachs Group, Inc. (The), GMTN	5.375	03/15/20	111,647
100,000	Goldman Sachs Group, Inc. (The)	2.750	09/15/20	102,726
200,000	JPMorgan Chase & Co., MTN	1.350	02/15/17	200,446
120,000	JPMorgan Chase & Co.	6.300	04/23/19	135,147
100,000	JPMorgan Chase & Co.	2.250	01/23/20	102,027
200,000	Lloyds Bank PLC (United Kingdom)	2.000	08/17/18	201,002
100,000	Morgan Stanley, GMTN	4.750	03/22/17	102,292
50,000	Morgan Stanley, GMTN	6.625	04/01/18	54,190
100,000	Morgan Stanley, GMTN	5.500	01/26/20	111,810
100,000	Morgan Stanley	2.800	06/16/20	103,077
100,000	Morgan Stanley	5.750	01/25/21	115,304
200,000	Royal Bank of Canada, GMTN (Canada)	1.800	07/30/18	201,911
100,000	Santander Holdings USA, Inc.	3.450	08/27/18	102,559
200,000	Santander UK PLC (United Kingdom)	1.650	09/29/17	200,008
100,000	State Street Corp.	4.375	03/07/21	111,725
200,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	1.350	07/11/17	200,422
100,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.750	07/23/18	101,158
100,000	Toronto-Dominion Bank (The), Series BKNT, GMTN (Canada)	2.125	07/02/19	102,204
200,000	US Bancorp, MTN	1.650	05/15/17	201,070
100,000	Wells Fargo & Co.	5.125	09/15/16	100,531
200,000	Wells Fargo & Co., MTN	1.400	09/08/17	200,666
200,000	Wells Fargo & Co., GMTN	1.500	01/16/18	201,056

				5,885,997

	Beverages - 3.0%
75,000	Anheuser-Busch Cos. LLC (Belgium)	5.500	01/15/18	79,749
120,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	7.750	01/15/19	138,377

Schedule of Investments

$100,000	Coca-Cola Co. (The)	1.800%	09/01/16	$100,107
100,000	Coca-Cola European Partners US LLC (United Kingdom)	3.500	09/15/20	106,585
100,000	PepsiCo, Inc.	0.950	02/22/17	100,070

				524,888

	Biotechnology - 1.2%
100,000	Amgen, Inc.	5.700	02/01/19	110,873
100,000	Gilead Sciences, Inc.	2.550	09/01/20	104,053

				214,926

	Chemicals - 1.8%
100,000	Dow Chemical Co. (The)	4.250	11/15/20	109,379
100,000	E.I. du Pont de Nemours & Co.	5.750	03/15/19	111,052
100,000	Sherwin-Williams Co. (The)	1.350	12/15/17	100,254

				320,685

	Commercial Services - 0.6%
100,000	Western Union Co. (The)	5.930	10/01/16	100,774

	Computers - 1.1%
100,000	Apple, Inc.	2.100	05/06/19	102,784
100,000	International Business Machines Corp.	1.250	02/06/17	100,288

				203,072

	Cosmetics/Personal Care - 0.6%
100,000	Procter & Gamble Co. (The)	1.900	11/01/19	102,924

	Diversified Financial Services - 4.0%
120,000	Air Lease Corp.	5.625	04/01/17	123,051
100,000	American Express Credit Corp., MTN	1.125	06/05/17	100,136
100,000	BlackRock, Inc.	6.250	09/15/17	105,782
60,000	Jefferies Group LLC	8.500	07/15/19	68,547
200,000	Synchrony Financial	3.000	08/15/19	204,520
100,000	Synchrony Financial	2.700	02/03/20	101,366

				703,402

	Electric - 2.0%
120,000	Entergy Texas, Inc.	7.125	02/01/19	136,368
100,000	Southern Co. (The)	2.750	06/15/20	103,887
100,000	Xcel Energy, Inc.	4.700	05/15/20	110,007

				350,262

	Electrical Components & Equipment - 0.6%
100,000	Emerson Electric Co.	4.875	10/15/19	111,397

	Food - 2.0%
100,000	Kraft Heinz Foods Co.	6.125	08/23/18	109,438
100,000	Kroger Co. (The)	3.300	01/15/21	107,010
120,000	Mondelez International, Inc.	6.125	02/01/18	128,195

				344,643

	Gas - 0.6%
100,000	Sempra Energy	2.300	04/01/17	100,758

	Healthcare-Products - 2.4%
100,000	Abbott Laboratories	2.000	03/15/20	101,885
99,000	Danaher Corp.	2.400	09/15/20	102,826
100,000	Life Technologies Corp.	6.000	03/01/20	112,781
100,000	Stryker Corp.	1.300	04/01/18	100,125

				417,617

	Healthcare-Services - 1.2%
50,000	Anthem, Inc.	1.875	01/15/18	50,281
100,000	Laboratory Corp. of America Holdings	2.200	08/23/17	100,841
50,000	UnitedHealth Group, Inc.	2.700	07/15/20	52,387

				203,509

Schedule of Investments

	Insurance - 2.4%
$100,000	American International Group, Inc.	6.400%	12/15/20	$117,876
100,000	Berkshire Hathaway, Inc.	1.900	01/31/17	100,512
100,000	Chubb INA Holdings, Inc.	5.700	02/15/17	102,543
100,000	Prudential Financial, Inc., MTN	4.500	11/15/20	110,250

				431,181

	Machinery-Construction & Mining - 0.6%
100,000	Caterpillar Financial Services Corp., MTN	2.000	03/05/20	102,063

	Machinery-Diversified - 0.6%
100,000	Deere & Co.	4.375	10/16/19	110,432

	Media - 5.1%
100,000	CBS Corp.	5.750	04/15/20	114,138
50,000	Comcast Cable Communications LLC	8.875	05/01/17	52,900
100,000	Comcast Corp.	5.700	07/01/19	112,982
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.875	10/01/19	113,214
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.000	03/01/21	113,243
100,000	Scripps Networks Interactive, Inc.	2.800	06/15/20	101,754
150,000	Thomson Reuters Corp.	1.300	02/23/17	150,130
50,000	Time Warner Cable, Inc.	8.250	04/01/19	58,083
87,000	Walt Disney Co. (The), Series C, GMTN	5.625	09/15/16	87,514

				903,958

	Metal Fabricate/Hardware - 0.9%
150,000	Precision Castparts Corp.	1.250	01/15/18	150,658

	Mining - 0.6%
100,000	Newmont Mining Corp.	5.125	10/01/19	109,580

	Miscellaneous Manufacturing - 2.4%
100,000	3M Co., GMTN	2.000	08/07/20	102,734
100,000	General Electric Co., GMTN	5.500	01/08/20	113,820
100,000	General Electric Co., GMTN	4.625	01/07/21	113,514
100,000	Illinois Tool Works, Inc.	0.900	02/25/17	100,087

				430,155

	Oil & Gas - 5.9%
100,000	BP Capital Markets PLC (United Kingdom)	4.742	03/11/21	113,571
100,000	Chevron Corp.	1.718	06/24/18	101,358
47,000	Chevron Corp.	2.427	06/24/20	48,828
50,000	ConocoPhillips	5.750	02/01/19	54,822
100,000	EOG Resources, Inc.	2.450	04/01/20	100,382
50,000	Exxon Mobil Corp.	1.819	03/15/19	50,863
100,000	Marathon Oil Corp.	2.700	06/01/20	95,306
100,000	Marathon Petroleum Corp.	5.125	03/01/21	111,665
100,000	Petro-Canada (Canada)	6.050	05/15/18	107,733
100,000	Shell International Finance BV (Netherlands)	0.900	11/15/16	100,068
50,000	Total Capital International SA (France)	1.500	02/17/17	50,171
100,000	Total Capital SA (France)	4.125	01/28/21	110,645

				1,045,412

	Oil & Gas Services - 0.6%
100,000	Freeport-McMoRan Oil & Gas LLC / FCX Oil & Gas, Inc.	6.500	11/15/20	99,500

	Pharmaceuticals - 4.2%
100,000	AbbVie, Inc.	1.800	05/14/18	100,852
100,000	AbbVie, Inc.	2.500	05/14/20	102,718
100,000	Cardinal Health, Inc.	1.950	06/15/18	101,174
100,000	Johnson & Johnson	5.150	07/15/18	108,356
100,000	Johnson & Johnson	1.875	12/05/19	102,661
100,000	Novartis Securities Investment Ltd. (Switzerland)	5.125	02/10/19	109,935
100,000	Pfizer, Inc.	6.200	03/15/19	112,836

				738,532

Schedule of Investments

	Pipelines - 1.9%
$100,000	Enbridge Energy Partners LP	4.375%	10/15/20	$104,373
100,000	Kinder Morgan Energy Partners LP	5.950	02/15/18	105,628
20,000	Spectra Energy Capital LLC	8.000	10/01/19	23,186
100,000	Williams Partners LP / Williams Partners Finance Corp.	7.250	02/01/17	102,456

				335,643

	Private Equity - 0.6%
100,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.000	08/01/20	100,250

	REITs - 1.5%
50,000	Boston Properties LP	5.875	10/15/19	56,533
100,000	Simon Property Group LP	2.150	09/15/17	100,990
100,000	Welltower, Inc.	4.125	04/01/19	105,612

				263,135

	Retail - 3.0%
100,000	Costco Wholesale Corp.	1.125	12/15/17	100,440
100,000	Home Depot, Inc. (The)	4.400	04/01/21	112,829
100,000	Lowe’s Cos., Inc.	3.750	04/15/21	110,411
100,000	McDonald’s Corp., MTN	2.750	12/09/20	104,694
100,000	Wal-Mart Stores, Inc.	5.375	04/05/17	103,170

				531,544

	Semiconductors - 1.6%
75,000	Intel Corp.	1.950	10/01/16	75,162
100,000	Intel Corp.	1.350	12/15/17	100,641
100,000	Intel Corp.	2.450	07/29/20	104,345

				280,148

	Software - 1.2%
100,000	Microsoft Corp.	3.000	10/01/20	106,989
100,000	Oracle Corp.	5.000	07/08/19	110,783

				217,772

	Telecommunications - 4.7%
100,000	AT&T, Inc.	1.600	02/15/17	100,289
100,000	AT&T, Inc.	1.400	12/01/17	100,148
100,000	Cisco Systems, Inc.	1.100	03/03/17	100,200
100,000	Cisco Systems, Inc.	4.950	02/15/19	109,669
100,000	Cisco Systems, Inc.	4.450	01/15/20	110,644
125,000	Rogers Communications, Inc. (Canada)	6.800	08/15/18	138,107
100,000	Telefonica Emisiones SAU (Spain)	5.877	07/15/19	111,951
50,000	Verizon Communications, Inc.	2.550	06/17/19	51,767

				822,775

	Transportation - 1.2%
100,000	Norfolk Southern Corp.	5.750	04/01/18	107,529
100,000	United Parcel Service, Inc.	3.125	01/15/21	107,386

				214,915

	Total Corporate Bonds (Cost $17,076,807)			17,318,612

Number of Shares
	Money Market Fund - 0.8%
139,675	Invesco Premier Portfolio - Institutional Class, 0.36%(a) (Cost $139,675)			139,675

	Total Investments (Cost $17,216,482)(b) - 99.1%			17,458,287
	Other assets less liabilities - 0.9%			162,955

	Net Assets - 100.0%			$17,621,242

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Notes

REIT - Real Estate Investment Trust

Schedule of Investments

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(b)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $241,805, which consisted of aggregate gross unrealized appreciation of $245,068 and aggregate gross unrealized depreciation of $3,263.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares National AMT-Free Municipal Bond Portfolio (PZA)

July 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 97.9%
	Ad Valorem Property Tax - 10.1%
$1,500,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000%	02/15/38	$1,530,240
2,850,000	Beaver County Pennsylvania Notes Ser. 09 AGM(a)	5.550	11/15/17	3,036,133
150,000	Beaver County Pennsylvania Notes Ser. 09 AGM(a)	5.550	11/15/17	159,796
2,000,000	California State Various Purpose Ser. 09	5.500	11/01/39	2,291,000
4,380,000	California State Various Purpose Ser. 09	6.000	11/01/39	5,095,780
12,050,000	California State Various Purpose Ser. 10	5.500	03/01/40	13,841,714
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	703,236
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/44	23,587,600
3,340,000	City of New York Ser. 11A-1	5.000	08/01/32	3,950,652
1,080,000	City of New York Sub.-Ser. 09J-1	5.000	05/15/36	1,207,224
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,472,900
500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	570,255
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,615,410
1,000,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC(a)	5.500	06/01/19	1,138,220
4,000,000	Honolulu City & County Hawaii Ser. 15A	5.000	10/01/39	4,940,520
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	2,271,180
1,650,000	Las Vegas Valley Nevada Water District Ser. 12B	5.000	06/01/42	1,939,360
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,601,125
1,610,000	Los Angeles Unified School District (Election 2008) Ser. 16A	5.000	07/01/40	1,973,361
6,500,000	Massachusetts State Consolidated Loan (Green Bond) Ser. 13D(a)	5.000	08/01/21	7,809,165
4,000,000	Massachusetts State Ref. Ser. 15A	5.000	07/01/36	4,902,760
7,150,000	Massachusetts State Ser. 16A	5.000	03/01/41	8,608,529
5,000,000	Massachusetts State Ser. 16A	5.000	03/01/46	6,000,550
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	517,975
9,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	9,404,370
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	962,820
2,045,000	Rockwall Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	02/15/46	2,471,076
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM(a)	5.250	08/01/17	2,621,375
2,500,000	Santa Ana California Unified School District (Election 2008) Ser. 08A	5.125	08/01/33	2,721,900
2,000,000	State Center California Community College District (Election 2002) Ser. 07A AGM(a)	5.000	08/01/17	2,092,100
3,280,000	Texas State Ref. (Transportation Commission) Ser. 14A	5.000	10/01/44	3,972,277
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC(a)	5.000	08/01/19	2,827,675
1,340,000	Washington State Motor Vehicle Tax (Senior 520 Corridor Program Toll) Ser. 11C	5.000	06/01/41	1,556,276
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM(a)	5.000	08/01/18	2,760,945
3,000,000	Ysleta Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	08/15/45	3,677,220

				140,832,719

	Auto Parking Revenue - 0.5%
2,000,000	Miami Beach Florida Parking Rev. Ser. 15	5.000	09/01/45	2,380,940
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,248,840
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,811,050

				7,440,830

	College Revenue - 7.2%
5,000,000	Build New York City Resource Corp. Rev. Ref. (New York Law School Project) Ser. 16	5.000	07/01/41	5,900,800
3,000,000	California State Educational Facilities Auth. Rev. Ref. (Pepperdine University) Ser. 16	5.000	10/01/49	3,698,040
4,445,000	California State University Rev. Systemwide Ser. 08A AGM(a)	5.000	05/01/18	4,792,377
65,000	California State University Rev. Systemwide Ser. 08A AGM	5.000	11/01/39	69,999

Schedule of Investments

$2,435,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL(a)	5.000%	04/01/17	$2,508,342
565,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL	5.000	10/01/29	579,430
1,105,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC(a)	5.000	06/15/20	1,278,982
3,140,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	3,554,982
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin’ Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,153,160
2,000,000	Louisiana State Local Government Environmental Facilities & Community Development Auth. (LCTCS ACT 360 Project) Ser. 14	5.000	10/01/39	2,393,560
875,000	Massachusetts State Development Finance Agency Rev. (Boston University) Ser. 13X	5.000	10/01/48	1,039,159
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O(a)	6.000	07/01/18	1,379,700
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing Rev. (A&M University Project) Ser. 14A AGM	5.000	04/01/46	1,425,663
2,000,000	New York State Dormitory Auth. Rev. Non State Supported Debt (Columbia University) Ser. 16A-2	5.000	10/01/46	3,071,780
500,000	New York State Dormitory Auth. Rev. Non State Supported Debt (Columbia University) Ser. 16A-2	5.000	10/01/46	626,310
3,060,000	New York State Dormitory Auth. Rev. Non State Supported Debt (Cornell University) Ser. 10A	5.000	07/01/35	3,520,071
3,000,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (Icahn School of Medicine at Mount Sinai) Ser. 15A	5.000	07/01/35	3,632,460
3,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (New School) Ser. 15A	5.000	07/01/45	4,174,205
2,350,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (New York University) Ser. 15A	5.000	07/01/35	2,886,787
6,325,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (State University of New York Dormitory Facilities) Ser. 15B	5.000	07/01/45	7,689,619
750,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. Ser. 16A	5.000	07/01/41	920,505
250,000	New York State Dormitory Auth. Rev. Non State Treatment Supported Debt (Fordham University) Ser. 08B AGC(a)	5.000	07/01/18	271,115
1,200,000	New York State Dormitory Auth. Rev. Non-State Supported Debt (NYU) Ser. 12A	5.000	07/01/37	1,437,888
3,235,000	New York State Dormitory Auth. Rev. Non-State Supported Debt Ref. (Icahn School medicine at Mount Sinai) Ser. 15A	5.000	07/01/40	3,902,542
3,000,000	North Carolina State Capital Facilities Financing Agency Rev. Ref. (Duke University) Ser. 15	5.000	10/01/55	3,657,960
6,100,000	Ohio State University Ser.14A	5.000	12/01/39	7,436,144
2,710,000	Pennsylvania State University Ser. 10	5.000	03/01/40	3,072,896
5,000,000	Public Finance Auth. Wisconsin Lease Development Rev. (Central District Development Project) Ser. 16	5.000	03/01/41	5,965,700
500,000	University of California Rev. Ref. Ser. 16AR	5.000	05/15/46	623,235
7,515,000	University of Oregon General Rev. Ser. 15A	5.000	04/01/45	9,221,055
7,370,000	University of Vermont & State Agricultural College Ser. 09	5.125	10/01/39	8,211,507

				100,095,973

	Electric Power Revenue - 4.6%
2,000,000	American Municipal Power-Ohio Inc. Rev. (Greenup Hydroelectric Project) Ser. 16A	5.000	02/15/41	2,429,780
2,000,000	American Municipal Power-Ohio Inc. Rev. (Greenup Hydroelectric Project) Ser. 16A	5.000	02/15/46	2,422,200
3,500,000	Grand River Oklahoma Dam Auth. Rev. Ser. 14A	5.000	06/01/39	4,146,625
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	1,309,540
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	11,722,533
2,500,000	Imperial California Irrigation District Electric Rev. Ser. 16B-1	5.000	11/01/46	3,116,050
200,000	Kentucky State Municipal Power Agency Power System Rev. (Prairie State Project) Ser. 07A NATL(a)	5.000	09/01/17	209,652
700,000	Kentucky State Municipal Power Agency Power System Rev. (Prairie State Project) Ser. 07A NATL(a)	5.000	09/01/17	733,782
2,500,000	Long Island New York Power Auth. Ref. Ser. 14A	5.000	09/01/39	2,983,375
4,200,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 11A AGM	5.000	05/01/36	4,842,306
2,500,000	Los Angeles California Department of Water & Power Rev. Ref. Ser. 15A	5.000	07/01/35	3,065,600
1,900,000	Lower Colorado River Texas Auth. Ref. Ser. 12A	5.000	05/15/39	2,209,206
1,000,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 13	5.000	05/15/39	1,177,850
500,000	Lower Colorado River Texas Auth. Transmission Contract Ref. Ser. 15	5.000	05/15/40	592,910
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC	5.375	04/01/39	2,284,028
1,000,000	Snohomish County Washington Public Utility District #1 (Electric Rev. System) Ser. 15	5.000	12/01/40	1,221,950

Schedule of Investments

$3,000,000	Springfield Illinois Electric Rev. Ref. (Senior Lien) Ser. 15 AGM	5.000%	03/01/40	$3,545,880
3,240,000	Turlock California Irrigation District Ref. Ser. 10A	5.000	01/01/40	3,633,012
10,000,000	Utility Debt Securitization Auth. New York (Restructuring Bonds) Ref. Ser. 15	5.000	12/15/33	12,651,100

				64,297,379

	Fuel Sales Tax Revenue - 0.7%
3,250,000	Connecticut State Special Tax Obligation Rev. (Transportation Infrastructure) Ser. 14A	5.000	09/01/34	3,966,658
2,000,000	Kansas State Department of Transportation Highway Rev. Ser. 15	5.000	09/01/35	2,507,680
3,000,000	Massachusetts State Transportation Fund Rev. (Rail Enhancement Program) Ser. 15A	5.000	06/01/45	3,679,410

				10,153,748

	General Fund - 1.1%
500,000	California State Ref. Ser. 07 NATL	4.250	08/01/33	508,175
7,975,000	California State Various Purpose Ser. 09	6.500	04/01/33	9,210,647
5,000,000	California State Various Purpose Ser. 09	6.000	04/01/38	5,679,950

				15,398,772

	Health, Hospital, Nursing Home Revenue - 10.5%
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC(a)	6.000	06/01/19	2,867,325
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC(a)	6.000	06/01/19	745,504
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	564,430
2,615,000	California Health Facilities Financing Auth. Rev. Ref. (Sutter Health) Ser. 11D	5.000	08/15/35	3,090,119
730,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	772,223
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,041,010
20,355,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	22,353,454
905,000	California Statewide Communities Development Auth. Rev. Ref. (John Muir Health) Ser. 16A	4.000	08/15/46	991,608
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,306,650
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub.-Ser. 05B AMBAC	5.500	04/01/37	2,861,250
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC(a)	5.250	07/15/18	1,711,237
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,337,230
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM(a)	5.500	06/01/18	2,176,160
4,400,000	Hamilton County Ohio Health Care Facilities Rev. (Christ Hospital Project) Ser. 12 AGM	5.000	06/01/42	5,031,268
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	4,150,208
2,000,000	Hawaii State Department of Budget and Finance Special Purpose Rev. Ref. (Queens Health Systems) Ser. 15A	5.000	07/01/35	2,440,520
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,205,410
1,000,000	Illinois Finance Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,123,070
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM(a)	5.250	05/01/18	1,839,332
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC(a)	5.625	08/15/19	2,872,075
1,960,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM(a)	5.250	04/01/18	2,112,939
1,050,000	Lakeland Florida Hospital Systems Rev. (Lakeland Regional Health) Ser. 15	5.000	11/15/40	1,233,036
1,500,000	Lancaster County Pennsylvania Hospital Auth. Ref. (University of Pennsylvania Health System) Ser. 16	5.000	08/15/46	1,819,380
2,500,000	Maine Health & Higher Educational Facilities Auth. Rev. (Eastern Main Healthcare System) Ser. 16A	5.000	07/01/41	2,901,825
1,500,000	Maine Health & Higher Educational Facilities Auth. Rev. (Eastern Main Healthcare System) Ser. 16A	5.000	07/01/46	1,735,545
2,000,000	Massachusetts State Development Finance Agency Rev. (Dana-Farber Cancer Institute) Ser. 16N	5.000	12/01/46	2,435,680
6,595,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	7,615,906
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	2,196,260
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	1,316,316

Schedule of Investments

$2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculty Board (Vanderbilt University Medical Center) Ser. 16A	5.000%	07/01/35	$2,437,900
3,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculty Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/40	3,627,510
2,750,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculty Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/46	3,309,212
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living Rev. (Cardinal Bay Inc. - Village on the Park Carriage Inn Project) Ser. 16A-1	5.000	07/01/46	1,163,520
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living Rev. (Cardinal Bay Inc. - Village on the Park Carriage Inn Project) Ser. 16A-1	5.000	07/01/51	1,156,800
3,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (University Hospital) Ser. 15A AGM	5.000	07/01/46	3,537,270
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	11,258,700
500,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Barnabas Health) Ser. 11A	5.625	07/01/37	587,505
1,000,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Princeton Healthcare System) Ser. 16A	5.000	07/01/39	1,211,120
2,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (NYU Hospitals Center) Ser. 15	5.000	07/01/34	3,017,425
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	1,131,070
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,814,050
15,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. (Carilion Health System-Remarketed) Ser. 05B AGM(a)	5.000	07/01/20	17,456
985,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. Ref. (Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	1,096,709
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,105,100
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	5,369,031
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC(a)	5.375	07/01/20	1,175,670
1,750,000	Tampa Florida Health System Rev. (BayCare Obligated Group) Ser. 16A	5.000	11/15/46	2,129,838
750,000	Tarrant County Texas Cultural Education Facilities Finance Corp. Hospital Rev. Ref. (Baylor Scott & White Health Project) Ser. 16A	5.000	11/15/45	911,243
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL	4.750	05/15/31	451,481
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,219,228
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	928,183
3,100,000	Wisconsin State Health & Educational Facilities Auth. Rev. Ref. (Ascension Health Credit Group) Ser. 16A	5.000	11/15/39	3,796,632
1,500,000	Wisconsin State Health & Educational Facilities Auth. Rev. Ref. (Prohealth Care Obligated Group) Ser. 15	5.000	08/15/39	1,762,755

				146,062,378

	Highway Tolls Revenue - 9.4%
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/54	2,965,050
1,250,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/40	1,498,100
700,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/46	828,660
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	8,468,850
1,000,000	Harris County Texas Ref. (Senior Lien) Ser. 16A	5.000	08/15/41	1,232,840
1,000,000	Harris County Texas Ref. (Senior Lien) Ser. 16A	5.000	08/15/47	1,225,960
4,000,000	Illinois State Toll Highway Auth. Senior Ser. 16B	5.000	01/01/41	4,846,440
8,000,000	New York State Thruway Auth. General Rev. (Junior Indebtedness Obligation-Junior Lien) Ser. 16A	5.000	01/01/46	9,662,080
5,000,000	New York State Thruway Auth. General Rev. (Junior Indebtedness Obligation-Junior Lien) Ser. 16A	5.000	01/01/51	6,010,900
4,000,000	New York State Thruway Auth. General Rev. (Junior Indebtedness Obligation-Junior Lien) Ser. 16A	5.250	01/01/56	4,944,320
3,000,000	New York State Thruway Auth. Ref. Ser. 14	5.000	01/01/32	3,652,830
4,000,000	New York Triborough Bridge & Tunnel Auth. Rev. Ref. (General) Ser. 16A	5.000	11/15/41	4,969,920

Schedule of Investments

$3,000,000	New York Triborough Bridge & Tunnel Auth. Rev. Ref. (General) Ser. 16A	5.000%	11/15/46	$3,712,560
525,000	New York Triborough Bridge & Tunnel Rev. Ser. 15A	5.000	11/15/40	644,768
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,664,588
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,412,920
2,500,000	North Texas Tollway Auth. Rev. Ref. Ser. 15B	5.000	01/01/40	2,933,425
1,800,000	North Texas Tollway Auth. Rev. Ref. Ser. 16A	5.000	01/01/39	2,179,008
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC(a)	5.750	01/01/19	17,959,840
15,000,000	Pennsylvania State Turnpike Commission Rev. Ser. 14B	5.250	12/01/39	17,937,450
8,000,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 08C AGC(a)	6.250	06/01/18	8,831,760
3,000,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 11A(a)	6.500	12/01/20	3,725,550
8,800,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 12B AGM	5.000	12/01/42	10,442,872
2,500,000	Texas State Transportation Commission Turnpike System Rev. Ref. Ser. 15C	5.000	08/15/42	2,917,175

				130,667,866

	Hotel Occupancy Tax - 0.9%
3,950,000	Harris County Houston Texas Sports Auth. Rev. Ref. (Senior Lien) Ser. 14A	5.000	11/15/53	4,544,277
2,215,000	Miami-Dade County Florida Special Obligation Ref. Sub.-Ser. 12B	5.000	10/01/37	2,600,388
2,000,000	New York State Convention Center Development Corp. Rev. Ref. (Hotel Unit Fee Secured) Ser. 15	5.000	11/15/40	2,432,680
3,000,000	New York State Convention Center Development Corp. Rev. Ref. (Hotel Unit Fee Secured) Ser. 15	5.000	11/15/45	3,632,340

				13,209,685

	Income Tax Revenue - 3.4%
1,200,000	District of Columbia Income Tax Secured Rev. Ser. 11G	5.000	12/01/36	1,423,728
4,330,000	New York City Transitional Finance Auth. Rev. 2015 Future Tax Secured (Fiscal) Sub.-Ser.14B-1	5.000	08/01/42	5,329,710
4,150,000	New York City Transitional Finance Auth. Rev. Future Tax Secured (Fiscal 2011) Ser.11D	5.000	02/01/35	4,827,072
2,000,000	New York City Transitional Finance Auth. Rev. Future Tax Secured Sub.-Ser.14A-1	5.000	08/01/35	2,480,220
7,500,000	New York City Transitional Finance Auth. Rev. Sub.-Ser. 16A-1	5.000	05/01/40	9,260,250
4,000,000	New York State Dormitory Auth. Personal Income Tax Rev. (General Purpose) Ser. 11C	5.000	03/15/41	4,680,640
1,905,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/44	2,295,354
7,530,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 15A	5.000	03/15/35	9,218,226
4,500,000	New York State Dormitory Auth. Personal Income Tax Rev. Ser. 12B	5.000	03/15/42	5,307,975
1,325,000	New York State Dormitory Auth. State Personal Income Tax Rev. (General Purpose) Ser. 10F	5.000	02/15/35	1,502,484
1,000,000	New York State Urban Development Corp. Personal Income Tax Rev. Ser. 13A-1	5.000	03/15/43	1,173,800

				47,499,459

	Lease Revenue - 2.4%
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/39	1,826,310
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	558,125
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC(a)	5.500	04/01/19	7,913,850
2,250,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/39	2,729,430
1,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/44	1,206,310
3,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/45	3,665,850
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC(a)	5.000	05/01/18	2,316,066
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC(a)	5.375	02/01/19	558,595
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,515,320
2,000,000	Sandy Spring Georgia Public Facilities Auth. Rev. (City Center Project) Ser. 15	5.000	05/01/41	2,491,180
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC(a)	4.750	05/15/19	5,563,100

				33,344,136

	Local or GTD Housing - 0.2%
2,440,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (North Shore Long Island Jewish Obligation Group) Ser. 15A	5.000	05/01/36	2,926,487

Schedule of Investments

	Lottery Revenue - 0.6%
$7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000%	07/01/29	$8,396,400

	Miscellaneous Revenue - 4.2%
5,000,000	Alamo Texas Regional Mobility Auth. (Senior Lien) Ser. 16	5.000	06/15/46	6,020,450
3,500,000	California State Various Purpose - Green Bonds Ser.14	5.000	10/01/37	4,311,650
5,000,000	California State Various Purpose Ser.14	5.000	10/01/39	6,155,250
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,791,750
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,277,153
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/40	597,798
2,190,000	Kansas City Missouri Special Obligation Ref. & Improvement (Downtown Arena Project) Ser. 16E	5.000	04/01/40	2,591,909
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/33	1,077,170
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/38	5,963,481
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/42	1,613,205
2,000,000	Maryland State Stadium Auth. Rev. (Baltimore City Public Schools) Ser. 16	5.000	05/01/41	2,467,440
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	418,512
500,000	New York City Industrial Development Agency Rev. (Queens Baseball Stadium-Pilot) Ser. 09 AGC	6.500	01/01/46	565,385
3,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2015) Ser. 15S-1	5.000	07/15/40	3,629,790
2,500,000	Newark New Jersey Housing Auth. Rev. (City-Secured Police Facilities) Ref. Ser. 16 AGM	5.000	12/01/38	2,961,075
1,000,000	Newark New Jersey Housing Auth. Rev. (South Ward Police Facility) Ser. 09 AGC(a)	6.750	12/01/19	1,199,790
11,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM(a)	5.500	09/01/21	14,218,964

				58,860,772

	Miscellaneous Taxes - 0.3%
2,970,000	Miami-Dade County Florida Special Obligation Sub. Ref. Ser. 16	5.000	10/01/35	3,633,171

	Natural Gas Revenue - 0.3%
3,655,000	Chula Vista California Industrial Development Rev. (San Diego Gas-Remarketed 06/17/09) Ser. 04A	5.875	02/15/34	4,146,122

	Nuclear Revenue - 1.4%
5,000,000	South Carolina State Public Service Auth. Rev. Obligations Ref. Ser. 16B	5.000	12/01/36	6,132,500
2,500,000	South Carolina State Public Service Auth. Rev. Obligations Ref. Ser. 16B	5.000	12/01/56	2,953,725
2,000,000	South Carolina State Public Service Auth. Rev. Ref. Obligations Ser. 14C	5.000	12/01/39	2,379,160
4,000,000	South Carolina State Public Service Auth. Rev. Ref. Ser. 16A	5.000	12/01/36	4,867,320
3,000,000	South Carolina State Public Service Auth. Rev. Ref. Ser. 16A	5.000	12/01/37	3,638,820

				19,971,525

	Port, Airport & Marina Revenue - 5.4%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	3,439,920
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,726,155
3,500,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/41	4,188,205
2,500,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/46	2,980,075
4,000,000	Chicago Illinois O’Hare International Airport Rev. Ref. Ser. 15B	5.000	01/01/33	4,809,000
1,250,000	Chicago Illinois O’Hare International Airport Rev. Ser. 15D	5.000	01/01/46	1,485,987
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/31	1,155,640
2,000,000	Dallas Fort Worth Texas International Airport Rev. Ref. Ser. 12B	5.000	11/01/35	2,306,980
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,605,300
1,500,000	Metropolitan Nashville Tennessee Airport Auth. Rev. Ser. 15A	5.000	07/01/45	1,818,240
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,983,290
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	677,844
2,000,000	Phoenix Arizona Civic Improvement Corp. Airport Rev. (Junior Lien) Ser. 15A	5.000	07/01/45	2,388,780
6,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Eighty-Fourth Ref.) Ser. 14	5.000	09/01/39	7,343,100
17,960,000	Port Auth. of New York & New Jersey Ref. (194th Series) Ser. 15	5.000	10/15/41	22,081,102
3,500,000	Port Auth. of New York & New Jersey Ref. (Consolidated) Ser. 15-189	5.000	05/01/45	4,254,705
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Ser. 14B	5.000	05/01/44	2,376,820
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	2,049,340
500,000	Wayne County Michigan Airport Auth. Rev. Ser. 15D	5.000	12/01/40	592,085

				75,262,568

Schedule of Investments

	Recreational Revenue - 0.3%
$3,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000%	03/01/49	$3,471,030

	Sales Tax Revenue - 7.5%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,834,006
5,305,000	Dallas Area Rapid Texas Transit Sales Tax Rev. Ref. Ser. 16A	5.000	12/01/48	6,437,830
170,000	Dallas Texas Area Rapid Transit Sales Tax Rev. (Senior Lien) Ser. 07 AMBAC	5.000	12/01/32	172,606
230,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. (Senior Lien) Ser. 07 AMBAC(a)	5.000	12/01/16	233,581
1,000,000	Denver Colorado City & County Dedicated Tax Rev. Ref. & Improvement Ser. 16A	5.000	08/01/42	1,242,110
750,000	Denver Colorado City & County Dedicated Tax Rev. Ref. & Improvement Ser. 16A	5.000	08/01/44	930,068
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL	6.500	07/01/30	2,572,980
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL	4.500	07/01/35	300,915
7,145,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. (Senior) Ser. 15A	5.000	07/01/40	8,757,555
18,770,000	Massachusetts State School Building Auth. Sales Tax Rev. Ref. Ser. 15C	5.000	08/15/37	23,058,945
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	3,418,950
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Sub.-Ser.) 10A AGM	5.000	08/01/40	2,600,500
15,295,000	Regional Transportation District Colorado Sales Tax Rev. (Fastracks Project) Ser. 10A	5.000	11/01/38	17,690,809
26,500,000	Sales Tax Asset Receivables Corp. Ref. (Fiscal 2015) Ser. 14A	4.000	10/15/32	30,777,365

				104,028,220

	Sewer Revenue - 4.2%
24,375,000	Chicago Illinois Wastewater Transmission Rev. (Second Lien) Ser. 12 AGM	5.000	01/01/37	27,106,706
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,641,250
2,000,000	Detroit Michigan Sewage Disposal Rev. (Second Lien-Remarketed) Ser. 06A BHAC	5.500	07/01/36	2,144,680
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System Rev. Ref. (Senior Lien-Remarketed) Ser. 12A AGM	5.000	07/01/39	5,704,700
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	543,410
5,000,000	Jefferson County Alabama Sewer Rev. (Senior Lien) Ser. 13A AGM	5.500	10/01/53	5,853,450
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM(a)	5.000	07/01/17	3,125,040
1,000,000	Los Angeles California Wastewater System Rev. (Green Bonds) Ser. 15A	5.000	06/01/44	1,228,280
1,500,000	Los Angeles California Wastewater System Rev. (Green Bonds) Ser. 15C	5.000	06/01/45	1,838,355
6,500,000	Northeast Ohio Regional Sewer District Ref. Ser. 14	5.000	11/15/49	7,852,975

				58,038,846

	Special Assessment - 0.3%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,382,160

	Student Loan Revenue - 0.2%
2,320,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	2,568,194

	Tax Increment Revenue - 2.6%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser.14A AGM	5.000	09/01/44	19,972,280
4,000,000	Miami Beach Florida Redevelopment Agency Ref. Tax Increment Rev. (City Center) Ser. 15A AGM	5.000	02/01/40	4,734,520
1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM(a)	6.125	12/01/20	1,218,250
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Sub. (Commercial Redevelopment Project No. 1) Ser. 09 AGC(a)	5.750	11/01/19	5,820,300
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Sub. (Commercial Redevelopment Project No. 1) Ser. 09 AGC(a)	6.250	11/01/19	4,637,950

				36,383,300

	Transit Revenue - 5.8%
1,000,000	Alameda California Corridor Transportation Auth. Ref. (2nd Sub.-Lien) Ser. 16B AGM	5.000	10/01/36	1,227,320
440,000	Alameda California Corridor Transportation Auth. Ref. (2nd Sub.-Lien) Ser. 16B AGM	5.000	10/01/37	538,688

Schedule of Investments

$10,000,000	Metropolitan New York Transportation Auth. Rev. Sub.-Ser. 15A-1	5.000%	11/15/45	$12,032,400
6,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/42	7,740,915
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser.13A-1	5.000	11/15/40	15,673,413
5,075,000	Metropolitan Transportation Auth. Rev. New York (Green Bonds) Ser. 16A-1	5.250	11/15/56	6,224,843
10,690,000	Metropolitan Transportation Auth. Rev. New York Ser. 14A-1	5.000	11/15/44	12,792,188
5,000,000	Metropolitan Transportation Auth. Rev. Ref. Sub.-Ser. 15C-1	5.000	11/15/35	6,119,050
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	16,309,200
1,250,000	Northern Indiana Commuter Transportation District Rev. Ser. 16	5.000	07/01/41	1,513,300

				80,171,317

	Water Revenue - 13.8%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,703,460
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/41	1,244,130
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/45	1,239,990
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,098,660
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000	12/01/41	2,489,357
2,250,000	Chicago Illinois Waterworks Rev. Ref. (Second Lien) Ser. 08 AGM	5.250	11/01/33	2,411,437
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/41	234,272
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,505,895
2,500,000	District of Columbia Water & Sewer Auth. Public Utility Rev. Ref. (Sub.-Lien) Ser. 16A	5.000	10/01/39	3,072,550
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/34	3,618,990
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/39	4,272,380
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,787,610
3,380,000	Houston Texas Utility System Rev. Ref. Combine (First Lien) Ser. 09A AGC(a)	6.000	05/15/19	3,879,429
190,000	Houston Texas Utility System Rev. Ref. Combine (First Lien) Ser. 09A AGC	6.000	11/15/35	218,599
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	7,307,176
1,500,000	Los Angeles California Department of Water & Power Ref. Ser. 16A	5.000	07/01/46	1,852,755
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/43	9,501,200
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000	10/01/27	1,154,170
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000	10/01/29	22,986,600
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	4.625	10/01/30	1,696,815
600,000	New York City Municipal Water Finance Auth. Rev. Ref. Ser. 14EE	5.000	06/15/36	729,600
15,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (2nd General Fiscal 2013) Ser. 13CC	5.000	06/15/47	17,931,000
5,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Fiscal 2009) Ser. 09EE	5.000	06/15/39	5,591,550
9,640,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Fiscal) Ser. 12BB	5.000	06/15/47	11,395,058
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,099,470
6,095,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 09GG-1	5.250	06/15/32	6,889,118
3,295,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution-Fiscal 2012) Ser. 11BB	5.000	06/15/44	3,898,314
10,205,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ref. Ser. 12CC	5.000	06/15/45	12,038,838
500,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ser. 13EE	5.000	06/15/47	597,700
11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ser. 14CC-1	5.000	06/15/47	13,459,490
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water Sub. SRF Bonds) Ref. Ser. 16A	5.000	06/15/41	1,251,380
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/34	5,663,650
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/36	2,869,550
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	2,287,600
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	993,834
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,253,290
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	4,194,504
5,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000	05/01/37	6,252,850
5,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000	05/01/38	6,247,850
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	1,113,360
1,000,000	Wyandotte County Kansas City Government Utility System Rev. Improvement Ser. 16A	5.000	09/01/40	1,196,720

Schedule of Investments

$1,500,000	Wyandotte County Kansas City Government Utility System Rev. Improvement Ser. 16A	5.000%	09/01/45	$1,787,040

				193,017,241

	Total Investments (Cost $1,269,254,488)(b)(c) - 97.9%			1,364,260,298
	Other assets less liabilities - 2.1%			29,728,159

	Net Assets - 100.0%			$1,393,988,457

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Co.

NATL - National Public Finance Guarantee Corp.

PSF-GTD - Permanent School Fund Guaranteed

RAC - Revenue Anticipation Certificates

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

SRF - State Revolving Fund

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2016. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	21.2%
Assured Guaranty Corp.	15.4

(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $95,005,810, which consisted of aggregate gross unrealized appreciation of $95,118,376 and aggregate gross unrealized depreciation of $112,566.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)

July 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 97.3%
	Ad Valorem Property Tax - 5.0%
$1,750,000	New York State Ref. (Fiscal 2015) Ser. 14A	5.000%	08/01/32	$2,148,212
790,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	818,401

				2,966,613

	College Revenue - 15.6%
1,000,000	Build New York City Resource Corp. Rev. Ref. (New York Law School Project) Ser. 16	5.000	07/01/41	1,180,160
1,500,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	2,173,815
2,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	2,918,500
2,000,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (Icahn School of Medicine at Mount Sinai) Ser. 15A	5.000	07/01/35	2,421,640
500,000	New York State Dormitory Auth. Rev. Non State Treatment Supported Debt (Fordham University) Ser. 08B AGC(a)	5.000	07/01/18	542,230

				9,236,345

	Electric Power Revenue - 12.1%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	1,191,920
3,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC(a)	5.500	05/01/19	3,959,900
185,000	New York State Power Auth. Rev. Ser. 07A NATL	4.500	11/15/47	193,612
1,500,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 13TE	5.000	12/15/41	1,830,210

				7,175,642

	Health, Hospital, Nursing Home Revenue - 5.9%
500,000	Dutchess County New York Local Development Corp. Rev. (Health Quest Systems Inc. Project) Ser. 16B	5.000	07/01/46	604,100
1,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (NYU Hospitals Center) Ser. 15	5.000	07/01/34	1,810,455
1,000,000	New York State Dormitory Auth. Rev. State Supported Debt (Mental Health Services Facilities) Ser. 08A AGM	5.000	02/15/38	1,083,170

				3,497,725

	Highway Tolls Revenue - 4.1%
1,000,000	New York State Thruway Auth. General Rev. (Junior Indebtedness Obligation-Junior Lien) Ser. 16A	5.000	01/01/46	1,207,760
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL	5.000	01/01/37	635,298
470,000	New York Triborough Bridge & Tunnel Auth. Rev. Ref. (General) Ser. 16A	5.000	11/15/46	581,634

				2,424,692

	Hotel Occupancy Tax - 3.9%
1,885,000	New York State Convention Center Development Corp. Rev. Ref. (Hotel Unit Fee Secured) Ser. 15	5.000	11/15/40	2,292,801

	Income Tax Revenue - 13.1%
1,000,000	New York City Transitional Finance Auth. Rev. Sub.-Ser. 16A-1	5.000	05/01/40	1,234,700
785,000	New York State Dormitory Auth. Personal Income Tax Rev. Ser. 12B	5.000	03/15/37	936,945
2,170,000	New York State Dormitory Auth. Personal Income Tax Rev. (General Purpose) Ser. 11C	5.000	03/15/41	2,539,247
1,200,000	New York State Dormitory Auth. Personal Income Tax Rev. Ser. 12B	5.000	03/15/42	1,415,460
1,000,000	New York State Dormitory Auth. Personal Income Tax Rev. (General Purpose) Ser. 10F	5.000	02/15/35	1,133,950
500,000	New York State Urban Development Corp. Personal Income Tax Rev. Ser. 07C NATL(a)	4.500	03/15/18	532,120

				7,792,422

	Miscellaneous Revenue - 11.6%
2,500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,826,925
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL	5.000	07/15/36	1,020,510
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2015) Ser. 15S-2	5.000	07/15/35	1,225,680
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL	4.250	01/15/34	608,472
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 16S-1	5.000	07/15/43	1,224,570

				6,906,157

Schedule of Investments

	Port, Airport & Marina Revenue - 3.9%
$1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000%	08/15/33	$1,046,410
1,000,000	Port Auth. of New York & New Jersey Ref. Ser. 15-194	5.250	10/15/55	1,244,420

				2,290,830

	Recreational Revenue - 3.9%
2,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	2,314,020

	Sales Tax Revenue - 8.5%
1,000,000	New York State Dormitory Auth. Sales Tax Rev. (Supported Debt) Ser. 14A	5.000	03/15/34	1,226,300
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Sub.-Ser.) 10C AGM	5.125	08/01/42	1,504,210
2,000,000	Sales Tax Asset Receivables Corp. Ref. (Fiscal 2015) Ser. 14A	4.000	10/15/32	2,322,820

				5,053,330

	Sewer Revenue - 3.5%
2,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07AA NATL	4.750	06/15/33	2,071,200

	Transit Revenue - 4.1%
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL(a)	4.750	11/15/17	632,838
1,500,000	Metropolitan Transportation Auth. Rev. Ser. 11A AGM	5.000	11/15/36	1,775,025

				2,407,863

	Water Revenue - 2.1%
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water Sub. SRF Bonds) Ref. Ser. 16A	5.000	06/15/41	1,251,380

	Total Investments (Cost $53,472,071)(b)(c) - 97.3%			57,681,020
	Other assets less liabilities - 2.7%			1,596,402

	Net Assets - 100.0%			$59,277,422

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BHAC - Berkshire Hathaway Assurance Corp.

NATL - National Public Finance Guarantee Corp.

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

SRF - State Revolving Fund

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2016. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	17.9%
National Public Finance Guarantee Corp.	9.9
Assured Guaranty Corp.	9.9
Berkshire Hathaway Assurance Corp.	6.9

(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $4,208,949, which consisted of aggregate gross unrealized appreciation of $4,214,886 and aggregate gross unrealized depreciation of $5,937.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Preferred Portfolio (PGX)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 99.9%
	Banks - 44.7%
430,687	BAC Capital Trust VIII, 6.00%	$10,900,688
990,256	Bank of America Corp., 6.00%, Series EE	26,221,979
1,239,304	Bank of America Corp., 6.20%, Series CC	33,039,845
437,856	Bank of America Corp., 6.20%, Series D	11,327,335
1,949,423	Bank of America Corp., 6.38%, Series 3	50,529,044
2,487,234	Bank of America Corp., 6.50%, Series Y(b)	68,000,978
986,734	Bank of America Corp., 6.63%, Series I	26,296,461
1,793,585	Bank of America Corp., 6.63%, Series W	49,467,074
5,633,786	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)(b)	147,267,166
476,142	BB&T Corp., 5.63%(b)	13,008,199
2,772,848	BB&T Corp., 5.63%, Series E	72,981,359
373,822	BB&T Corp., 5.85%	10,044,597
182,894	BOK Financial Corp., 5.38%	4,696,718
947,199	Citigroup Capital XIII, 7.12%(b)	24,807,142
1,029,020	Citigroup, Inc., 6.30%, Series S	27,577,736
2,501,949	Citigroup, Inc., 6.88%, Series K(b)	74,483,022
795,883	Citigroup, Inc., 6.88%, Series L(b)	21,958,412
197,360	Commerce Bancshares, Inc., 6.00%, Series B	5,715,546
2,337,343	Countrywide Capital V, 7.00%(b)	59,508,753
184,130	Cullen/Frost Bankers, Inc., 5.38%(b)	5,080,147
570,506	Fifth Third Bancorp, 6.63%, Series I(b)	17,691,391
110,350	First Horizon National Corp., 6.20%, Series A	2,908,826
244,272	First Republic Bank, 5.50%, Series D(b)	6,490,307
163,664	First Republic Bank, 5.50%, Series G(b)	4,517,126
183,924	First Republic Bank, 5.70%, Series F(b)	5,068,945
228,787	First Republic Bank, 6.20%, Series B	6,097,174
363,968	First Republic Bank, 6.70%, Series A	9,474,087
195,410	First Republic Bank, 7.00%, Series E	5,491,021
104,655	FirstMerit Corp., 5.88%, Series A	2,717,890
188,107	Hancock Holding Co., 5.95%	4,937,809
4,575,012	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	122,747,572
4,211,891	HSBC Holdings PLC, 8.13% (United Kingdom)(b)	117,259,045
546,465	Huntington Bancshares, Inc., 6.25%, Series D	15,142,545
110,191	ING Groep NV, 6.13% (Netherlands)	2,867,170
19,359	ING Groep NV, 6.20% (Netherlands)	500,430
421,057	ING Groep NV, 6.38% (Netherlands)	11,010,641
1,269,788	JPMorgan Chase & Co., 5.45%, Series P(b)	32,824,020
773,579	JPMorgan Chase & Co., 5.50%, Series O	20,027,960
1,556,911	JPMorgan Chase & Co., 6.10%, Series AA	42,207,857
2,374,219	JPMorgan Chase & Co., 6.13%, Series Y(b)	64,341,335
1,702,655	JPMorgan Chase & Co., 6.15%, Series BB(b)	46,431,402
844,977	JPMorgan Chase & Co., 6.30%, Series W(b)	23,160,820
960,095	JPMorgan Chase & Co., 6.70%, Series T	26,777,050
2,226,410	PNC Financial Services Group, Inc. (The), 6.13%, Series P(b)	67,504,751
621,978	Regions Financial Corp., 6.38%, Series A	16,743,648

602,641	Regions Financial Corp., 6.38%, Series B(b)	$17,440,430
1,827,878	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	45,788,344
1,475,744	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	37,483,898
1,380,297	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)(b)	35,390,815
570,263	SunTrust Banks, Inc., 5.88%, Series E(b)	15,066,348
132,402	TCF Financial Corp., 6.45%, Series B	3,460,988
211,204	TCF Financial Corp., 7.50%	5,620,138
312,433	Texas Capital Bancshares, Inc., 6.50%, Series A	8,195,118
1,912,842	U.S. Bancorp, 6.00%, Series G	49,791,277
576,131	U.S. Bancorp, 6.50%, Series F	17,669,938
157,067	Valley National Bancorp, 6.25%, Series A	4,565,938
140,013	Webster Financial Corp., 6.40%, Series E	3,707,544
624,979	Wells Fargo & Co., 5.13%, Series O(b)	16,355,700
638,103	Wells Fargo & Co., 5.20%	16,826,776
1,149,281	Wells Fargo & Co., 5.50%, Series X(b)	30,455,946
1,039,560	Wells Fargo & Co., 5.70%, Series W	27,964,164
1,767,474	Wells Fargo & Co., 5.85%	49,347,874
902,927	Wells Fargo & Co., 6.00%, Series T	24,667,966
1,117,340	Wells Fargo & Co., 6.00%, Series V	30,894,451
751,184	Wells Fargo & Co., 6.63%(b)	22,715,804
4,241,949	Wells Fargo & Co., 8.00%, Series J	119,835,059
158,172	Wintrust Financial Corp., 6.50%, Series D	4,634,440
288,527	Zions Bancorp, 5.75%, Series H	7,519,014
188,420	Zions Bancorp, 7.90%, Series F	5,085,456

		2,018,336,449

	Capital Markets - 16.6%
264,117	Affiliated Managers Group, Inc., 6.38%	7,088,900
377,631	Apollo Investment Corp., 6.88%(b)	10,162,050
375,199	Ares Management LP, 7.00%, Series A(b)	9,788,942
724,683	Bank of New York Mellon Corp. (The), 5.20%(b)	19,153,372
115,536	BGC Partners, Inc., 8.13%	3,118,317
703,537	Charles Schwab Corp. (The), 5.95%, Series D	19,340,232
605,019	Charles Schwab Corp. (The), 6.00%, Series B	16,268,961
760,237	Charles Schwab Corp. (The), 6.00%, Series C	21,203,010
1,016,428	Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)	26,112,035
3,873,572	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)(b)	100,751,608
1,558,457	Goldman Sachs Group, Inc. (The), 5.50%, Series J(b)	42,187,431
875,189	Goldman Sachs Group, Inc. (The), 5.95%(b)	22,641,139
667,939	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	17,553,437
457,629	Goldman Sachs Group, Inc. (The), 6.30%, Series N(b)	12,383,441
1,012,189	Goldman Sachs Group, Inc. (The), 6.38%, Series K(b)	29,009,337
633,467	Goldman Sachs Group, Inc. (The), 6.50%	16,394,126
225,148	KKR & Co. LP, 6.50%, Series B	5,889,872
402,283	KKR & Co. LP, 6.75%, Series A(b)	10,990,371
530,007	KKR Financial Holdings LLC, 7.38%, Series A	13,944,484
418,105	KKR Financial Holdings LLC, 8.38%	10,971,075
313,582	Legg Mason, Inc., 6.38%	8,466,714
2,913,518	Morgan Stanley, 6.38%, Series I	81,607,639
1,422,013	Morgan Stanley, 6.63%, Series G(b)	38,963,156
1,252,478	Morgan Stanley, 6.88%, Series F(b)	36,948,101
1,449,525	Morgan Stanley, 7.13%, Series E(b)	43,717,674
503,737	Northern Trust Corp., 5.85%, Series C	13,923,291
148,300	OM Asset Management PLC, 5.13%	3,728,262

Schedule of Investments(a)

200,490	Prospect Capital Corp., 6.25%	$4,998,216
430,787	Raymond James Financial, Inc., 6.90%	11,372,777
147,261	Santander Finance Preferred SAU, 6.50% (Spain)	3,766,936
124,717	Solar Capital Ltd., 6.75%(b)	3,155,340
560,000	State Street Corp., 5.25%, Series C	14,733,600
435,898	State Street Corp., 5.35%, Series G	12,061,298
906,655	State Street Corp., 5.90%, Series D(b)	26,682,857
958,927	State Street Corp., 6.00%, Series E	26,888,313
182,053	Stifel Financial Corp., 6.25%, Series A(b)	4,795,276

		750,761,590

	Chemicals - 0.1%
57,178	E.I. du Pont de Nemours & Co., 4.50%, Series B(b)	6,078,021

	Commercial Services & Supplies - 0.6%
500,195	NuStar Logistics LP, 7.63%	12,729,963
539,661	Pitney Bowes, Inc., 6.70%	14,700,365

		27,430,328

	Consumer Finance - 2.8%
610,000	Capital One Financial Corp., 5.20%, Series G	15,274,400
1,085,158	Capital One Financial Corp., 6.00%, Series B	28,344,327
642,722	Capital One Financial Corp., 6.20%, Series F	17,662,001
574,277	Capital One Financial Corp., 6.25%, Series C(b)	15,631,820
591,192	Capital One Financial Corp., 6.70%, Series D(b)	16,937,651
706,776	Discover Financial Services, 6.50%, Series B	18,842,648
162,930	GMAC Capital Trust I, 6.41%, Series 2	4,141,681
401,853	Navient Corp., 6.00%	8,981,414

		125,815,942

	Diversified Telecommunication Services - 3.2%
1,262,168	Qwest Corp., 6.13%(b)	32,475,583
499,342	Qwest Corp., 6.63%(b)	13,047,807
530,763	Qwest Corp., 6.88%(b)	14,181,987
235,580	Qwest Corp., 7.00%	6,450,180
535,577	Qwest Corp., 7.00%(b)	13,994,627
449,794	Qwest Corp., 7.00%	11,888,055
781,232	Qwest Corp., 7.38%(b)	20,202,660
587,305	Qwest Corp., 7.50%	15,052,627
627,270	Verizon Communications, Inc., 5.90%(b)	17,450,651

		144,744,177

	Electric Utilities - 6.0%
293,291	BGE Capital Trust II, 6.20%	7,745,815
632,825	Duke Energy Corp., 5.13%	16,769,863
59,946	Entergy Arkansas, Inc., 4.90%	1,516,034
400,093	Entergy Arkansas, Inc., 5.75%	10,310,397
323,337	Entergy Louisiana LLC, 5.25%	8,364,728
304,799	Entergy Mississippi, Inc., 6.00%	7,827,238
127,600	Entergy New Orleans, Inc., 5.50%	3,440,096
582,994	Entergy Texas, Inc., 5.63%	15,845,777
252,567	Interstate Power & Light Co., 5.10%, Series D(b)	6,983,478
953,128	NextEra Energy Capital Holdings, Inc., 5.00%	24,371,483
756,020	NextEra Energy Capital Holdings, Inc., 5.13%, Series I(b)	19,648,960
559,935	NextEra Energy Capital Holdings, Inc., 5.25%, Series K	14,239,147
364,847	NextEra Energy Capital Holdings, Inc., 5.63%, Series H	9,482,374
450,303	NextEra Energy Capital Holdings, Inc., 5.70%, Series G(b)	11,865,484
146,906	Pacific Gas & Electric Co., 6.00%, Series A	4,790,605

556,516	PPL Capital Funding, Inc., 5.90%, Series B(b)	$14,897,933
1,197,981	SCE Trust I, 5.63%	31,518,880
218,790	SCE Trust III, 5.75%, Series H	6,622,773
388,553	SCE Trust IV, 5.38%, Series J(b)	11,520,596
349,029	SCE Trust V, 5.45%, Series K	10,072,977
1,253,595	Southern Co. (The), 6.25%	35,100,660

		272,935,298

	Industrial Conglomerates - 1.6%
1,121,138	General Electric Co., 4.70%(b)	29,811,059
875,328	General Electric Co., 4.88%(b)	23,169,932
739,335	General Electric Co., 4.88%	19,474,084

		72,455,075

	Insurance - 11.5%
1,637,905	Aegon NV, 6.38% (Netherlands)	42,438,118
816,225	Aegon NV, 8.00% (Netherlands)	22,225,807
626,076	Aflac, Inc., 5.50%	16,666,143
576,666	Allstate Corp. (The), 5.10%	16,100,515
392,564	Allstate Corp. (The), 5.63%(b)	10,791,584
306,688	Allstate Corp. (The), 6.25%, Series F(b)	8,777,410
1,074,191	Allstate Corp. (The), 6.63%, Series E	30,410,347
464,816	Allstate Corp. (The), 6.75%, Series C	12,917,237
143,920	American Financial Group, Inc., 6.00%	3,904,550
362,026	American Financial Group, Inc., 6.25%(b)	10,035,361
326,035	American Financial Group, Inc., 6.38%	8,688,833
417,932	Arch Capital Group Ltd., 6.75%, Series C (Bermuda)	11,514,027
160,250	Argo Group US, Inc., 6.50%	4,227,395
211,718	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)(b)	6,127,119
386,983	Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	10,251,180
420,441	Assured Guaranty Municipal Holdings, Inc., 6.25%(b)	11,242,592
511,816	Aviva PLC, 8.25% (United Kingdom)	13,588,715
259,653	Axis Capital Holdings Ltd., 5.50%, Series D	6,919,752
553,715	Axis Capital Holdings Ltd., 6.88%, Series C(b)	14,607,002
293,879	Endurance Specialty Holdings Ltd., 6.35%, Series C	8,260,939
226,747	Hanover Insurance Group, Inc. (The), 6.35%	5,890,887
775,428	Hartford Financial Services Group, Inc. (The), 7.88%	24,325,176
191,362	Kemper Corp., 7.38%	5,339,000
194,650	Maiden Holdings Ltd., 7.13%, Series C	5,095,937
458,163	Maiden Holdings Ltd., 8.25%, Series A	12,228,370
191,282	Maiden Holdings North America Ltd., 7.75%	5,195,219
474,372	PartnerRe Ltd., % (Bermuda)	12,898,175
442,603	PartnerRe Ltd., % (Bermuda)	13,494,965
542,786	Protective Life Corp., 6.25%(b)	14,155,859
911,215	Prudential Financial, Inc., 5.70%(b)	24,812,384
674,883	Prudential Financial, Inc., 5.75%(b)	18,100,362
663,930	Prudential PLC, 6.50% (United Kingdom)	17,839,799
499,495	Reinsurance Group of America, Inc., 5.75%	13,371,481
526,348	Reinsurance Group of America, Inc., 6.20%	16,127,303
499,764	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	13,118,805
236,315	Selective Insurance Group, Inc., 5.88%	6,255,258
129,830	Torchmark Corp., 5.88%	3,360,000
414,082	Torchmark Corp., 6.13%	11,022,863
189,460	Validus Holdings Ltd., 5.88%, Series A	4,827,441
447,115	WR Berkley Corp., 5.63%	11,535,567
359,463	WR Berkley Corp., 5.75%	9,295,713
102,180	WR Berkley Corp., 5.90%	2,703,683

		520,688,873

Schedule of Investments(a)

	Internet Software & Services - 0.6%
939,937	eBay, Inc., 6.00%(b)	$25,171,513

	Machinery - 0.6%
958,174	Stanley Black & Decker, Inc., 5.75%	25,276,630

	Media - 0.2%
351,394	Comcast Corp., 5.00%(b)	9,484,124

	Multi-Utilities - 1.4%
992,400	Dominion Resources, Inc./VA, 5.25%, Series A	25,395,516
371,924	DTE Energy Co., 5.38%, Series B	9,569,605
621,538	DTE Energy Co., 6.50%	16,222,142
502,922	Integrys Holding, Inc., 6.00%	13,563,806

		64,751,069

	Oil, Gas & Consumable Fuels - 0.1%
158,353	Targa Resources Partners LP, 9.00%, Series A(b)	4,266,030

	Real Estate Investment Trusts - 8.4%
170,838	Alexandria Real Estate Equities, Inc., 6.45%, Series E	4,441,788
136,574	Boston Properties, Inc., 5.25%	3,675,206
394,448	DDR Corp., 6.50%, Series J(b)	10,180,703
375,736	Digital Realty Trust, Inc., 5.88%, Series G	9,833,011
301,345	Digital Realty Trust, Inc., 6.35%, Series I	8,329,176
536,423	Digital Realty Trust, Inc., 6.63%, Series F	14,070,375
448,327	Digital Realty Trust, Inc., 7.38%, Series H	12,822,152
248,734	DuPont Fabros Technology, Inc., 6.63%, Series C(b)	6,994,400
143,631	EPR Properties, 6.63%, Series F(b)	3,776,059
234,556	Equity Commonwealth, 5.75%	6,025,744
378,700	Government Properties Income Trust, 5.88%	9,675,785
357,801	Hospitality Properties Trust, 7.13%, Series D	9,431,634
73,482	Kilroy Realty Corp., 6.38%, Series H	1,885,548
65,912	Kilroy Realty Corp., 6.88%, Series G	1,693,279
789,287	Kimco Realty Corp., 6.00%, Series I(b)	20,529,355
403,347	National Retail Properties, Inc., 5.70%, Series E	10,696,763
358,863	National Retail Properties, Inc., 6.63%, Series D	9,330,438
241,504	PS Business Parks, Inc., 5.70%, Series V	6,339,480
512,145	PS Business Parks, Inc., 6.00%, Series T	13,356,742
435,552	PS Business Parks, Inc., 6.45%, Series S	11,380,974
392,489	Public Storage, 4.95%, Series D(b)	9,851,474
387,752	Public Storage, 5.13%, Series C	10,147,470
426,879	Public Storage, 5.20%, Series W	11,137,273
759,712	Public Storage, 5.40%, Series B(b)	20,352,685
302,869	Public Storage, 5.88%, Series A	8,568,164
266,690	Public Storage, 5.90%, Series S	6,853,933
299,621	Public Storage, 6.00%, Series Z	8,488,263
260,328	Public Storage, 6.38%, Series Y	7,356,869
506,404	Realty Income Corp., 6.63%, Series F(b)	13,338,681
298,562	Regency Centers Corp., 6.63%, Series 6	7,738,727
459,146	Senior Housing Properties Trust, 5.63%	11,781,686
230,845	Senior Housing Properties Trust, 6.25%	6,094,308
301,587	SL Green Realty Corp., 6.50%, Series I	8,121,738
330,484	Ventas Realty LP/Ventas Capital Corp., 5.45%	9,005,689
204,615	Vornado Realty Trust, 5.40%, Series L	5,324,082
574,983	Vornado Realty Trust, 5.70%, Series K	14,938,058
675,225	Vornado Realty Trust, 6.63%, Series I	17,387,044
116,765	Vornado Realty Trust, 6.88%, Series J	3,059,243
418,029	Wells Fargo Real Estate Investment Corp., 6.38%, Series A	11,625,387
356,669	Welltower, Inc., 6.50%, Series J	9,469,562

130,808	WP Glimcher, Inc., 6.88%, Series I	$3,479,493

		378,588,441

	Thrifts & Mortgage Finance - 0.1%
170,802	Astoria Financial Corp., 6.50%, Series C	4,623,610

	Trading Companies & Distributors - 0.1%
177,160	GATX Corp., 5.63%	4,537,068

	Wireless Telecommunication Services - 1.3%
370,999	Telephone & Data Systems, Inc., 5.88%	9,608,874
691,598	Telephone & Data Systems, Inc., 6.63%(b)	18,569,406
449,860	United States Cellular Corp., 6.95%	11,705,357
329,248	United States Cellular Corp., 7.25%	9,001,641
383,895	United States Cellular Corp., 7.25%	10,188,573

		59,073,851

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $4,312,304,358) - 99.9%	4,515,018,089

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.4%
106,347,200	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(c)(d) (Cost $106,347,200)	106,347,200

	Total Investments (Cost $4,418,651,558)(e) -102.3%	4,621,365,289
	Other assets less liabilities - (2.3)%	(102,490,216)

	Net Assets - 100.0%	$4,518,875,073

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2016.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $4,421,866,539. The net unrealized appreciation was $199,498,750, which consisted of aggregate gross unrealized appreciation of $212,995,201 and aggregate gross unrealized depreciation of $13,496,451.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	11.9%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Variable Rate Preferred Portfolio (VRP)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests(a) - 60.0%
	Banks - 30.7%
137,290	Bank of America Corp., 3.00%, Series H	$2,939,379
96,466	Bank of America Corp., 4.00%, Series 4	2,334,477
190,834	Bank of America Corp., 4.00%, Series 5	4,503,682
143,684	Bank of America Corp., 4.00%, Series E	3,426,863
1,035,777	Citigroup Capital XIII, 7.12%	27,127,000
691,175	Citigroup, Inc., 6.88%, Series K	20,576,280
431,339	Citigroup, Inc., 7.13%, Series J	12,974,677
227,073	Fifth Third Bancorp, 6.63%, Series I	7,041,534
177,139	First Niagara Financial Group, Inc., 8.63%, Series B	4,586,129
56,529	FNB Corp., 7.25%	1,838,323
486,704	Merrill Lynch Capital Trust I, 6.45%, Series K	12,464,489
416,634	Merrill Lynch Capital Trust II, 6.45%	10,520,009
339,021	Merrill Lynch Capital Trust III, 7.38%	8,994,227
733,585	PNC Financial Services Group, Inc. (The), 6.13%, Series P	22,242,297
254,173	Regions Financial Corp., 6.38%, Series B	7,355,767
106,461	Santander Finance Preferred SAU, 4.00%, Series 6 (Spain)	2,560,387
88,007	SunTrust Banks, Inc., 4.00%	2,150,891
65,418	Synovus Financial Corp., 7.88%, Series C	1,874,880
351,273	U.S. Bancorp, 3.50%, Series B	8,669,418
402,853	U.S. Bancorp, 6.00%, Series G	10,486,264
407,976	U.S. Bancorp, 6.50%, Series F	12,512,624
57,549	Valley National Bancorp, 6.25%, Series A	1,672,949
800,483	Wells Fargo & Co., 5.85%	22,349,485
389,578	Wells Fargo & Co., 6.63%	11,780,839
62,800	Wintrust Financial Corp., 6.50%, Series D	1,840,040
74,909	Zions Bancorp, 6.30%, Series G	2,291,466

		227,114,376

	Capital Markets - 13.4%
337,744	Goldman Sachs Group, Inc. (The), 3.75%, Series A	7,454,010
91,789	Goldman Sachs Group, Inc. (The), 4.00%, Series C	2,089,118
617,676	Goldman Sachs Group, Inc. (The), 4.00%, Series D	13,656,816
454,309	Goldman Sachs Group, Inc. (The), 5.50%, Series J	12,298,145
316,850	Goldman Sachs Group, Inc. (The), 6.38%, Series K	9,080,921
365,610	Morgan Stanley, 4.00%, Series A	7,992,235
333,928	Morgan Stanley, 6.38%, Series I	9,353,323
320,556	Morgan Stanley, 6.88%, Series F	9,456,402
330,323	Morgan Stanley, 7.13%, Series E	9,962,542
237,453	State Street Corp., 5.35%, Series G	6,570,324
378,423	State Street Corp., 5.90%, Series D	11,136,989

		99,050,825

	Commercial Services & Supplies - 0.7%
200,042	NuStar Logistics LP, 7.63%	5,091,069

	Consumer Finance - 4.4%
1,295,920	GMAC Capital Trust I, 6.41%, Series 2	32,942,286

	Electric Utilities - 1.8%
139,020	SCE Trust III, 5.75%, Series H	4,208,136
163,934	SCE Trust IV, 5.38%, Series J	4,860,643
147,457	SCE Trust V, 5.45%, Series K	4,255,609

		13,324,388

	Food Products - 1.9%
250,908	CHS, Inc., 6.75%, Series 3	7,339,059
215,138	CHS, Inc., 7.10%, Series 2	6,522,984

		13,862,043

	Insurance - 6.0%
129,178	Aegon NV, 4.00%, Series 1 (Netherlands)	3,204,906
251,774	Allstate Corp. (The), 5.10%	7,029,530
138,782	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	4,016,351
67,612	Aspen Insurance Holdings Ltd., 7.40% (Bermuda)	1,724,106
304,006	Hartford Financial Services Group, Inc. (The), 7.88%	9,536,668
294,499	MetLife, Inc., 4.00%, Series A	7,480,275

Schedule of Investments

191,826	Reinsurance Group of America, Inc., 5.75%	$5,135,182
201,087	Reinsurance Group of America, Inc., 6.20%	6,161,306

		44,288,324

	Multi-Utilities - 0.7%
187,102	Integrys Holding, Inc., 6.00%	5,046,141

	Oil, Gas & Consumable Fuels - 0.2%
63,102	Targa Resources Partners LP, 9.00%, Series A	1,699,968

	Real Estate Investment Trusts - 0.2%
52,484	Resource Capital Corp., 8.63%	1,174,067

	Total Preferred Stocks and Other Equity Interests (Cost $419,313,509)	443,593,487

Principal Amount		Interest Rate	Maturity Date
	Corporate Bonds - 39.3%
	Banks - 10.8%
$5,570,000	BAC Capital Trust XIV, Series G	4.000%	09/29/49	4,469,925
14,223,000	Goldman Sachs Capital II	4.000	12/29/49	11,627,303
3,908,000	Goldman Sachs Capital III, Series APEX	4.000	09/29/49	3,194,790
10,105,000	JPMorgan Chase Capital XXI, Series U(b)	1.709	02/02/37	8,020,844
7,595,000	JPMorgan Chase Capital XXIII(b)	1.626	05/15/47	5,886,125
6,000,000	Mellon Capital IV, Series 1	4.000	06/29/49	4,995,000
9,571,000	State Street Capital Trust IV(b)	1.653	06/15/37	8,266,195
5,810,000	USB Capital IX	3.500	10/29/49	5,127,325
28,417,000	Wachovia Capital Trust III	5.570	03/29/49	28,594,606

				80,182,113

	Diversified Financial Services - 2.7%
8,875,000	American Express Co.	6.800	09/01/66	8,930,469
1,845,000	GE Capital Trust I	6.375	11/15/67	1,916,494
4,778,000	National Rural Utilities Cooperative Finance Corp.	4.750	04/30/43	4,804,523
4,200,000	National Rural Utilities Cooperative Finance Corp.	5.250	04/20/46	4,443,180

				20,094,666

	Electric - 4.4%
8,345,000	Dominion Resources, Inc.	5.750	10/01/54	8,674,703
14,453,000	Emera, Inc., Series 16-A (Canada)	6.750	06/15/76	15,652,787
4,065,000	NextEra Energy Capital Holdings, Inc.	6.350	10/01/66	3,259,914
5,951,000	WEC Energy Group, Inc.	6.250	05/15/67	4,879,820

				32,467,224

	Hand/Machine Tools - 0.7%
4,705,000	Stanley Black & Decker, Inc.	5.750	12/15/53	5,022,587

	Insurance - 15.9%
9,609,000	Allstate Corp. (The)	5.750	08/15/53	10,113,472
12,125,000	Chubb Corp. (The)	6.375	04/15/37	10,912,500
2,824,000	Everest Reinsurance Holdings, Inc.	6.600	05/15/37	2,322,740
7,725,000	Genworth Holdings, Inc.	6.150	11/15/66	2,481,656
5,893,000	Hartford Financial Services Group, Inc. (The)	8.125	06/15/38	6,467,567
8,525,000	Lincoln National Corp.(b)	2.985	05/17/66	6,180,625
6,060,000	Lincoln National Corp.	6.050	04/20/67	4,332,900
4,725,000	Principal Financial Group, Inc.	4.700	05/15/55	4,713,577
6,889,000	Prudential Financial, Inc.	8.875	06/15/38	7,715,680
11,340,000	Prudential Financial, Inc.	5.875	09/15/42	12,474,000
17,038,000	Prudential Financial, Inc.	5.625	06/15/43	18,209,363
5,470,000	Prudential Financial, Inc.	5.200	03/15/44	5,558,888
11,205,000	Prudential Financial, Inc.	5.375	05/15/45	11,709,225
3,855,000	Reinsurance Group of America, Inc.(b)	3.318	12/15/65	2,741,869
3,005,000	StanCorp Financial Group, Inc.	6.900	06/01/67	2,295,069
9,396,000	Voya Financial, Inc.	5.650	05/15/53	9,114,120

				117,343,251

	Miscellaneous Manufacturing - 0.5%
3,295,000	General Electric Co., GMTN	6.375	11/15/67	3,422,681

Schedule of Investments

	Pipelines - 4.3%
$6,245,000	Enterprise Products Operating LLC, Series A(b)	4.465%	08/01/66	$5,792,237
8,112,000	Enterprise Products Operating LLC, Series B	7.034	01/15/68	8,588,580
11,675,000	TransCanada Pipelines Ltd. (Canada)	6.350	05/15/67	8,873,000
9,010,000	TransCanada Trust (Canada)	5.625	05/20/75	8,762,225

				32,016,042

	Total Corporate Bonds (Cost $290,772,030)			290,548,564

Number of Shares
	Money Market Fund - 0.1%
769,005	Invesco Premier Portfolio - Institutional Class(c), 0.36% (Cost $769,005)			769,005

	Total Investments (Cost $710,854,544)(d) - 99.4%			734,911,056
	Other assets less liabilities - 0.6%			4,372,550

	Net Assets - 100.0%			$739,283,606

Investment Abbreviations:

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Variable rate coupon. Stated interest rate was in effect at July 31, 2016.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $711,015,686. The net unrealized appreciation was $23,895,370, which consisted of aggregate gross unrealized appreciation of $31,525,550 and aggregate gross unrealized depreciation of $7,630,180.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

July 31, 2016

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) - 95.8%
	College Revenue - 4.1%
$600,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A (LOC - Citizens Bank of Rhode Island)(c)	0.410%	04/01/35	$600,000
2,000,000	WACO Texas Educational Finance Corp. Rev. Ref. (Baylor University) Ser. 08A (LOC - Bank of New York Mellon Trust)(c)	0.450	02/01/32	2,000,000

				2,600,000

	Electric Power Revenue - 4.0%
300,000	Orlando Florida Utilities Commission Utility System Rev. Var. (Remarketed 04/07/11) Ser. 08-1	0.440	10/01/33	300,000
2,225,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1 (LOC - Bank of America N.A.)(c)	0.470	06/01/26	2,225,000

				2,525,000

	Health, Hospital, Nursing Home Revenue - 25.5%
2,000,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A (LOC - Bank of America N.A.)(c)	0.420	08/01/24	2,000,000
195,000	Arizona State Health Facilities Auth. Var. (Banner Health) Ser. 08F (LOC - JPMorgan Chase Bank)(c)	0.460	01/01/29	195,000
2,500,000	Charlotte-Mecklenburg Hospital Auth. North Carolina Health Care System Rev. Ref. (Carolina-Remarketed) Ser. 07C	0.450	01/15/37	2,500,000
2,400,000	Cleveland-Cuyahoga County Ohio Port Auth. Var. (Carnegie/89th Garage Project) Ser. 07 (LOC - JPMorgan Chase Bank)(c)	0.430	01/01/37	2,400,000
195,000	DeKalb Georgia Private Hospital Auth. Var. (Children’s Healthcare of Atlanta) Ser. 08	0.450	07/01/42	195,000
300,000	Louisiana State Public Facilities Auth. Rev. Var. Ref. (Christus Health) Ser. 09B2 (LOC - Bank of New York Mellon Trust)(c)	0.440	07/01/47	300,000
2,900,000	Maryland State Health & Higher Educational Facilities Auth. Rev. (University of Maryland Medical Systems) Ser. 07A (LOC - Wells Fargo Bank N.A.)(c)	0.450	07/01/34	2,900,000
2,500,000	Missouri State Health & Educational Facilities Auth. (BJC Health System) Ser. 08C	0.430	05/15/38	2,500,000
3,000,000	North Carolina Medical Care Commission Health Care Facilities (Pennybyrn at Maryfield) Ser. 05A	0.520	11/01/34	3,000,000
100,000	Rochester Minnesota Health Care Facilities Rev. Var. (Mayo Foundation - Remarketed 04/10/08) Ser. 02A	0.400	08/15/32	100,000
135,000	University of North Carolina at Chapel Hill Rev. Var. Ref. Ser. 03B	0.410	02/01/29	135,000

				16,225,000

	Highway Tolls Revenue - 11.0%
3,825,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07 (LOC - Sumitomo Mitsui Banking)(c)	0.430	04/01/47	3,825,000
185,000	Massachusetts State Department of Transportation Highway System Rev. Var. Ref. (Contract Assistance - Remarketed 11/20/14) Ser. 10A7	0.420	01/01/29	185,000
3,000,000	Texas Transportation Commission Rev. (First Tier) Ser. 06B	0.650	04/01/26	3,000,000

				7,010,000

	Hotel Occupancy Tax - 0.5%
300,000	Kansas City Missouri Special Obligation Var. Ref. (H. Roe Bartle) Ser. 08F (LOC - Sumitomo Mitsui Banking)(c)	0.450	04/15/25	300,000

	Income Tax Revenue - 6.3%
4,000,000	New York City Transitional Finance Auth. Rev. (Future Tax Secured) Sub.-Ser. 99-B3	0.450	11/01/28	4,000,000

	Lease Revenue - 3.8%
2,400,000	Orange County Florida School Board COP Ser. 08C (LOC - Bank of America N.A.)(c)	0.470	08/01/25	2,400,000

	Local or GTD Housing - 7.8%
2,500,000	Indianapolis Indiana Multifamily Housing Rev. Var. (Capital Place-Convington) Ser. 08 FNMA	0.440	05/15/38	2,500,000
2,450,000	New York State Housing Finance Agency Rev. Var. (222 E 44th Street Housing) Ser. 15A (LOC - Bank of China)(c)	0.520	05/01/50	2,450,000

				4,950,000

Schedule of Investments

	Miscellaneous Revenue - 6.9%
$1,990,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99 (LOC - Bank of America N.A.)(c)	0.510%	06/01/29	$1,990,000
200,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95 (LOC - Bank of America N.A.)(c)	0.510	03/01/25	200,000
200,000	New York State Housing Finance Agency Service Contract Rev. Var. Ref. (Remarketed 10/08/08) Ser. 03L (LOC - Bank of America N.A.)(c)	0.420	09/15/21	200,000
2,000,000	New York State Urban Development Corp. Rev. Ref. (CVS Contract) Ser. 08A-1 (LOC - Wells Fargo Bank N.A.)(c)	0.440	01/01/30	2,000,000

				4,390,000

	Multiple Utility Revenue - 5.4%
3,460,000	Colorado Springs Colorado Utilities Rev. (Sub.-Lien Improvement) Ser. 06B	0.550	11/01/36	3,460,000

	Sales Tax Revenue - 12.8%
4,130,000	Florida State Department of Environmental Protection Preservation Rev. (Everglades Restoration) Ser. 07A AGC	0.460	07/01/27	4,130,000
4,000,000	New York State Local Government Assistance Corp. (Various Sub.-Lien- Remarketed 08/03/09) Ser. 03-8V	0.450	04/01/19	4,000,000

				8,130,000

	Transit Revenue - 0.3%
200,000	Texas State Multi-Mode Mobility Fund Ser. 06B	0.440	04/01/36	200,000

	Water Revenue - 7.4%
100,000	Charlotte North Carolina Water & Sewer System Rev. Var. Ser. 06B	0.400	07/01/36	100,000
2,500,000	JEA Florida Water & Sewer System Rev. Ser. 08B	0.450	10/01/41	2,500,000
200,000	Massachusetts State Water Resources Auth. Var. Ref. (Remarketed 05/07/11) Ser. 08C-2	0.450	11/01/26	200,000
1,900,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.430	07/01/37	1,900,000

				4,700,000

	Total Investments (Cost $60,890,000)(d)(e) - 95.8%			60,890,000
	Other assets less liabilities - 4.2%			2,652,357

	Net Assets - 100%			$63,542,357

Investment Abbreviations:

AGC - Assured Guaranty Corp.

Auth. - Authority

COP - Certificate of Participation

FNMA - Federal National Mortgage Association

LOC - Letter of Credit

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Var. - Variable

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at July 31, 2016.
(b)	Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2016. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Corp.	6.8%

(e)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. There was no unrealized appreciation (depreciation) for the nine-month period.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Momentum &

Low Volatility Rotation Portfolio

(DWLV)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds(a) - 70.3%
31,230	PowerShares DWA Momentum Portfolio	$1,344,764
37,100	PowerShares DWA SmallCap Momentum Portfolio	1,391,992
71,800	PowerShares S&P 500® Low Volatility Portfolio	3,073,758
83,150	PowerShares S&P SmallCap Low Volatility Portfolio	3,181,319

	Total Exchange-Traded Funds (Cost $8,949,154)	8,991,833

Principal Amount
	U.S. Treasury Bills(b) - 29.7%
$1,266,000	0.29%, 09/22/16	1,265,531
1,267,000	0.28%, 10/20/16	1,266,297
1,266,000	0.29%, 11/17/16	1,265,037

	Total U.S. Treasury Bills (Cost $3,796,599)	3,796,865

Number of Shares
	Money Market Fund - 0.0%
6,136	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $6,136)	6,136

	Total Investments (Cost $12,751,889)(d) - 100.0%	12,794,834
	Other assets less liabilities - (0.0)%	(956)

	Net Assets - 100.0%	$12,793,878

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares DWA Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio and PowerShares S&P SmallCap Low Volatility Portfolio, and therefore, PowerShares DWA Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio and PowerShares S&P SmallCap Low Volatility Portfolio are each considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period July 11, 2016 (commencement of operations) through July 31, 2016.

	Value July 11, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2016	Dividend Income
PowerShares DWA Momentum Portfolio	$—	$1,338,081	$—	$6,683	$—	$1,344,764	$—
PowerShares DWA SmallCap Momentum Portfolio	—	1,363,870	—	28,122	—	1,391,992	—
PowerShares S&P 500® Low Volatility Portfolio	—	3,101,473	—	(27,715)	—	3,073,758	4,739
PowerShares S&P SmallCap Low Volatility Portfolio	—	3,145,730	—	35,589	—	3,181,319	—

Total Investments in Affiliates	$—	$8,949,154	$—	$42,679	$—	$8,991,833	$4,739

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	In the Fund’s initial year of operations, the cost of investment for tax purpose will not reflect any tax adjustments until its fiscal year-end reporting period. At July 31, 2016, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $42,945, which consisted of aggregate gross unrealized appreciation of $70,659 and aggregate gross unrealized depreciation of $27,714.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments(a)

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 12.4%
12,652	Asbury Automotive Group, Inc.(b)	$769,242
32,969	Boyd Gaming Corp.(b)	646,522
73,760	Caesars Entertainment Corp.(b)	508,944
108,329	Career Education Corp.(b)	748,553
14,499	Cheesecake Factory, Inc. (The)	750,033
28,854	Core-Mark Holding Co., Inc.	1,412,692
13,956	Dave & Buster’s Entertainment, Inc.(b)	621,042
59,468	Denny’s Corp.(b)	663,663
27,559	Dorman Products, Inc.(b)(c)	1,755,508
8,037	Drew Industries, Inc.	736,270
25,230	Duluth Holdings, Inc., Class B(b)(c)	625,704
77,111	Eldorado Resorts, Inc.(b)	1,114,254
15,242	Grand Canyon Education, Inc.(b)	641,079
6,622	Helen of Troy Ltd.(b)	659,617
35,804	Isle of Capri Casinos, Inc.(b)	670,609
22,675	La-Z-Boy, Inc.	685,239
20,742	LGI Homes, Inc.(b)(c)	712,073
9,784	Marriott Vacations Worldwide Corp.	746,519
27,884	Monarch Casino & Resort, Inc.(b)	650,534
34,019	Nexstar Broadcasting Group, Inc., Class A(c)	1,719,660
21,679	Papa John’s International, Inc.	1,603,162
39,088	Stoneridge, Inc.(b)	651,988
34,222	Tile Shop Holdings, Inc. (The)(b)	583,485
16,407	TopBuild Corp.(b)	619,528
14,715	Universal Electronics, Inc.(b)	1,138,058
26,992	Winnebago Industries, Inc.	641,330

		22,075,308

	Consumer Staples - 4.1%
9,452	Calavo Growers, Inc.	621,752
19,537	Farmer Brothers Co.(b)	599,200
11,255	Fresh Del Monte Produce, Inc.	639,847
61,016	MGP Ingredients, Inc.	2,623,688
14,429	National Beverage Corp.(b)	827,647
32,565	Omega Protein Corp.(b)	733,364
18,155	Orchids Paper Products Co.	557,540
5,466	WD-40 Co.	628,481

		7,231,519

	Energy - 4.6%
71,792	Archrock, Inc.	639,667
50,159	Atwood Oceanics, Inc.(c)	535,698
87,052	Bill Barrett Corp.(b)(c)	519,700
52,746	Callon Petroleum Co.(b)	600,777
15,285	Carrizo Oil & Gas, Inc.(b)	501,348
31,429	Clayton Williams Energy, Inc.(b)(c)	1,185,188
10,857	PDC Energy, Inc.(b)	594,638
11,733	REX American Resources Corp.(b)	772,031
28,117	Rice Energy, Inc.(b)	655,688
73,864	Stone Energy Corp.(b)(c)	907,050
48,333	Unit Corp.(b)	604,163
18,024	US Silica Holdings, Inc.(c)	621,287

		8,137,235

	Financials - 15.8%
21,136	Ameris Bancorp	$700,870
10,245	AMERISAFE, Inc.	599,640
32,112	Banc of California, Inc.	712,244
69,864	BGC Partners, Inc., Class A	619,694
27,469	BNC Bancorp	666,398
39,174	Brandywine Realty Trust REIT	660,865
27,914	Cardinal Financial Corp.	719,065
21,670	Cathay General Bancorp	649,667
39,759	Centerstate Banks, Inc.	662,385
8,036	CoreSite Realty Corp. REIT	663,211
12,664	CyrusOne, Inc. REIT	694,240
13,399	DuPont Fabros Technology, Inc. REIT	640,874
22,231	Eagle Bancorp, Inc.(b)	1,146,008
22,650	Enterprise Financial Services Corp.	651,414
41,183	FBL Financial Group, Inc., Class A	2,568,584
15,873	First Defiance Financial Corp.	661,745
36,282	First Financial Bankshares, Inc.(c)	1,239,756
34,537	First Industrial Realty Trust, Inc. REIT	1,017,805
25,604	First Merchants Corp.	670,825
19,286	Franklin Financial Network, Inc.(b)	653,410
27,009	Hanmi Financial Corp.	662,261
19,302	Horace Mann Educators Corp.	659,742
42,945	Meridian Bancorp, Inc.	631,291
12,552	Meta Financial Group, Inc.	686,469
29,927	National Storage Affiliates Trust REIT	639,540
45,831	Pacific Premier Bancorp, Inc.(b)	1,106,819
14,672	Pinnacle Financial Partners, Inc.	779,230
10,916	Primerica, Inc.	562,283
11,456	QTS Realty Trust, Inc., Class A REIT	655,856
20,963	RMR Group, Inc. (The), Class A	713,685
31,380	ServisFirst Bancshares, Inc.(c)	1,588,769
16,796	Stewart Information Services Corp.	719,037
32,461	United Community Banks, Inc.	624,550
18,684	WSFS Financial Corp.	657,490
34,636	Yadkin Financial Corp.	872,481

		28,158,203

	Health Care - 18.3%
19,833	Amedisys, Inc.(b)	1,062,057
21,702	AMN Healthcare Services, Inc.(b)	917,995
39,642	Amphastar Pharmaceuticals, Inc.(b)	641,408
1,452	Atrion Corp.	692,314
45,913	Cambrex Corp.(b)	2,406,300
36,628	Cantel Medical Corp.	2,452,245
131,168	Corcept Therapeutics, Inc.(b)(c)	760,774
52,156	CryoLife, Inc.	759,913
13,064	Cynosure, Inc., Class A(b)	717,997
73,029	Cytokinetics, Inc.(b)(c)	812,083
18,109	Diplomat Pharmacy, Inc.(b)(c)	650,656
19,848	Emergent BioSolutions, Inc.(b)	646,772
108,120	Enzo Biochem, Inc.(b)	753,596
59,716	Exact Sciences Corp.(b)(c)	1,037,864
247,546	Exelixis, Inc.(b)(c)	2,272,472
51,058	Heska Corp.(b)	2,172,518
5,888	ICU Medical, Inc.(b)	687,483
15,673	Inogen, Inc.(b)	842,267
8,222	Integra LifeSciences Holdings Corp.(b)	692,868
14,687	LHC Group, Inc.(b)	664,734
5,530	Ligand Pharmaceuticals, Inc.(b)	745,886
26,023	Loxo Oncology, Inc.(b)(c)	669,312
12,082	Masimo Corp.(b)	639,984
92,427	NeoGenomics, Inc.(b)	805,963
13,167	NuVasive, Inc.(b)	818,987
31,937	NxStage Medical, Inc.(b)	706,127
13,957	Orthofix International NV(b)	661,562
23,308	Prestige Brands Holdings, Inc.(b)	1,246,978
15,642	Providence Service Corp. (The)(b)	756,604
72,411	TherapeuticsMD, Inc.(b)(c)	562,633

Schedule of Investments(a)

27,017	Theravance Biopharma, Inc. (Cayman Islands)(b)(c)	$689,204
10,763	U.S. Physical Therapy, Inc.	641,690
16,685	Vascular Solutions, Inc.(b)	765,341
18,252	Veeva Systems, Inc., Class A(b)	693,393
59,780	Vitae Pharmaceuticals, Inc.(b)(c)	636,657

		32,684,637

	Industrials - 15.7%
24,440	AAON, Inc.	647,171
59,029	ACCO Brands Corp.(b)	663,486
10,521	Alamo Group, Inc.	706,275
84,564	Allied Motion Technologies, Inc.	1,912,838
20,368	Argan, Inc.	939,576
10,522	AZZ, Inc.	653,206
56,171	Builders FirstSource, Inc.(b)	724,044
19,501	Comfort Systems USA, Inc.	592,440
15,445	Dycom Industries, Inc.(b)	1,452,602
9,905	EnerSys	617,577
8,192	G&K Services, Inc., Class A	657,080
19,524	Gibraltar Industries, Inc.(b)	688,807
22,281	Global Brass & Copper Holdings, Inc.	630,998
50,046	Healthcare Services Group, Inc.	1,942,285
8,693	Insperity, Inc.	682,314
12,564	John Bean Technologies Corp.	840,783
12,293	Kadant, Inc.	675,377
65,443	KEYW Holding Corp. (The)(b)(c)	670,136
46,179	Lydall, Inc.(b)	2,063,278
108,066	Manitowoc Co., Inc. (The)	601,928
26,737	Mercury Systems, Inc.(b)	693,023
25,153	Mistras Group, Inc.(b)	630,334
69,231	Mueller Water Products, Inc., Class A	821,080
37,157	NV5 Global, Inc.(b)	1,195,341
29,840	Patrick Industries, Inc.(b)	1,926,470
8,592	RBC Bearings, Inc.(b)	653,250
29,502	SkyWest, Inc.	848,772
12,894	Standex International Corp.	1,144,987
17,926	Trex Co., Inc.(b)	869,411
7,392	Universal Forest Products, Inc.	799,223

		27,944,092

	Information Technology - 15.9%
44,546	8x8, Inc.(b)	612,507
32,317	ACI Worldwide, Inc.(b)	640,200
16,302	Advanced Energy Industries, Inc.(b)	663,817
158,069	Advanced Micro Devices, Inc.(b)	1,084,353
42,152	Alpha & Omega Semiconductor Ltd.(b)	602,352
14,283	BroadSoft, Inc.(b)	640,307
48,094	Callidus Software, Inc.(b)	987,370
23,268	CEVA, Inc.(b)	699,436
6,618	Cimpress NV (Netherlands)(b)	627,386
15,783	Cirrus Logic, Inc.(b)	766,896
24,229	Convergys Corp.	645,703
15,185	CSG Systems International, Inc.	611,348
26,918	Ebix, Inc.(c)	1,435,268
14,002	Electronics for Imaging, Inc.(b)	620,149
10,327	Ellie Mae, Inc.(b)	951,220
11,923	ExlService Holdings, Inc.(b)	590,308
17,423	Fabrinet (Thailand)(b)	657,892
62,164	Five9, Inc.(b)	783,888
25,104	Gigamon, Inc.(b)	1,172,859
10,184	Littelfuse, Inc.	1,273,204
10,989	LogMeIn, Inc.(b)	944,065
37,580	MaxLinear, Inc., Class A(b)	819,620
6,097	Mesa Laboratories, Inc.	704,996
13,366	Monolithic Power Systems, Inc.	971,975
15,519	Paylocity Holding Corp.(b)(c)	692,768
26,052	PC Connection, Inc.	672,402

21,837	Pegasystems, Inc.	$609,252
19,894	Proofpoint, Inc.(b)	1,509,358
22,738	Q2 Holdings, Inc.(b)	674,864
46,578	Quotient Technology, Inc.(b)	589,677
30,518	RingCentral, Inc., Class A(b)	702,830
10,702	Science Applications International Corp.	650,253
9,857	Universal Display Corp.(b)	698,270
12,165	WebMD Health Corp.(b)	742,187
49,880	Xactly Corp.(b)	619,510
36,656	XO Group, Inc.(b)	668,239

		28,336,729

	Materials - 10.7%
7,688	AEP Industries, Inc.	618,576
16,218	Chase Corp.	982,649
173,398	Cliffs Natural Resources, Inc.(b)	1,371,578
148,102	Coeur Mining, Inc.(b)	2,268,923
46,795	Flotek Industries, Inc.(b)(c)	664,489
137,474	Headwaters, Inc.(b)	2,734,358
20,598	Koppers Holdings, Inc.(b)	651,309
36,048	Louisiana-Pacific Corp.(b)	728,169
32,500	Neenah Paper, Inc.	2,451,475
57,886	PolyOne Corp.	2,030,062
7,289	Quaker Chemical Corp.	697,266
16,918	Trinseo SA	842,347
46,285	US Concrete, Inc.(b)	2,985,382

		19,026,583

	Telecommunication Services - 2.1%
17,268	Cogent Communications Group, Inc.	737,862
64,487	ORBCOMM, Inc.(b)	682,917
42,953	Shenandoah Telecommunications Co.	1,764,509
110,684	Vonage Holdings Corp.(b)	656,356

		3,841,644

	Utilities - 0.4%
14,398	Ormat Technologies, Inc.	657,125

	Total Common Stocks and Other Equity Interests (Cost $154,704,280)	178,093,075

	Money Market Fund - 0.0%
39,189	Invesco Premier Portfolio - Institutional Class, 0.36%(d) (Cost $39,189)	39,189

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $154,743,469) - 100.0%	178,132,264

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.9%
14,016,266	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $14,016,266)	14,016,266

	Total Investments (Cost $168,759,735)(f) - 107.9%	192,148,530
	Other assets less liabilities - (7.9)%	(14,067,450)

	Net Assets - 100.0%	$178,081,080

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $169,281,429. The net unrealized appreciation was $22,867,101, which consisted of aggregate gross unrealized appreciation of $24,827,833 and aggregate gross unrealized depreciation of $1,960,732.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
1,687,724	Alerian MLP ETF	$21,653,499
598,816	PowerShares Emerging Markets Sovereign Debt Portfolio(a)	18,054,302
728,879	PowerShares Global Short Term High Yield Bond Portfolio(a)	17,835,669
565,928	PowerShares KBW Premium Yield Equity REIT Portfolio(a)	21,706,734
1,257,158	PowerShares Preferred Portfolio(a)	19,322,519

	Total Investments (Cost $92,492,232)(b) - 100.0%	98,572,723
	Other assets less liabilities - (0.0)%	(3,386)

	Net Assets - 100.0%	$98,569,337

Investment Abbreviations:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares Build America Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares Preferred Portfolio and therefore, PowerShares Build America Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares Preferred Portfolio are each considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period March 7, 2016 (commencement of operations) through July 31, 2016.

	Value March 7, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
PowerShares Build America Bond Portfolio*	$—	$8,805,567	$(8,882,403)	$—	$76,836	$—	$49,723
PowerShares Emerging Markets Sovereign Debt Portfolio	—	19,349,294	(2,201,898)	888,538	18,368	18,054,302	214,959
PowerShares Global Short Term High Yield Bond Portfolio	—	19,351,549	(2,192,711)	666,012	10,819	17,835,669	266,713
PowerShares High Yield Equity Dividend AchieversTM Portfolio*	—	8,868,148	(9,012,710)	—	144,562	—	22,265
PowerShares KBW Premium Yield Equity REIT Portfolio	—	19,218,157	(14,267)	2,503,088	(244)	21,706,734	244,319
PowerShares Preferred Portfolio	—	21,268,937	(2,427,684)	472,663	8,603	19,322,519	264,233

Total Investments in Affiliates	$—	$96,861,652	$(24,731,673)	$4,530,301	$258,944	$76,919,224	$1,062,212

*	At July 31, 2016, this security was no longer held.
(b)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period. At July 31, 2016, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation consisted entirely of aggregate gross unrealized appreciation of $6,080,491.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds(a) - 100.0%
852,768	PowerShares DWA Basic Materials Momentum Portfolio	$51,532,770
857,467	PowerShares DWA Consumer Staples Momentum Portfolio	50,581,978
922,313	PowerShares DWA Technology Momentum Portfolio(b)	37,029,945
1,392,462	PowerShares DWA Utilities Momentum Portfolio	38,324,732

	Total Investments (Cost $163,049,202)(c) - 100.0%	177,469,425
	Other assets less liabilities - (0.0)%	(29,343)

	Net Assets - 100.0%	$177,440,082

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio and therefore, PowerShares DWA Basic Materials Momentum Portfolio, PowerShares Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio are each considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2016.

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
PowerShares DWA Basic Materials Momentum Portfolio	$—	$45,286,672	$(1,990,915)	$8,124,548	$112,465	51,532,770	$106,336
PowerShares DWA Consumer Cyclicals Momentum Portfolio*	11,110,351	34,104,851	(43,517,382)	(75,782)	(1,622,038)	—	25,375
PowerShares DWA Consumer Staples Momentum Portfolio	11,753,038	44,172,332	(7,156,274)	1,776,468	36,414	50,581,978	355,639
PowerShares DWA Healthcare Momentum Portfolio*	10,541,968	29,533,143	(30,939,514)	(310,975)	(8,824,622)	—	—
PowerShares DWA Technology Momentum Portfolio	9,202,050	32,927,905	(4,937,955)	(69,328)	(92,727)	37,029,945	—
PowerShares DWA Utilities Momentum Portfolio	—	38,302,117	(4,282,560)	4,196,347	108,828	38,324,732	317,212

Total Investments in Affiliates	$42,607,407	$224,327,020	$(92,824,600)	$13,641,278	$(10,281,680)	$177,469,425	$804,562

*	At July 31, 2016, this security was no longer held.
(b)	Non-income producing security.
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $163,049,383. The net unrealized appreciation consisted entirely of aggregate gross unrealized appreciation of $14,420,042.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Auto Components - 9.6%
68,212	American Axle & Manufacturing Holdings, Inc.(b)	$1,187,571
26,849	Dorman Products, Inc.(b)	1,710,281
21,850	Drew Industries, Inc.	2,001,679
32,483	Gentherm, Inc.(b)	1,090,129
16,341	Motorcar Parts of America, Inc.(b)	458,038
17,606	Standard Motor Products, Inc.	738,396
19,936	Superior Industries International, Inc.	609,244

		7,795,338

	Automobiles - 0.7%
23,978	Winnebago Industries, Inc.	569,717

	Distributors - 2.6%
41,253	Core-Mark Holding Co., Inc.	2,019,747
17,769	VOXX International Corp., Class A(b)	47,088

		2,066,835

	Diversified Consumer Services - 2.9%
14,316	American Public Education, Inc.(b)	410,010
9,475	Capella Education Co.	567,268
60,945	Career Education Corp.(b)	421,130
33,199	Regis Corp.(b)	446,195
9,946	Strayer Education, Inc.(b)	454,731
18,885	Universal Technical Institute, Inc.	44,758

		2,344,092

	Hotels, Restaurants & Leisure - 20.0%
77,857	Belmond Ltd., Class A (United Kingdom)(b)	894,577
940	Biglari Holdings, Inc.(b)	390,203
17,640	BJ’s Restaurants, Inc.(b)	685,138
17,656	Bob Evans Farms, Inc.	649,388
71,958	Boyd Gaming Corp.(b)	1,411,096
14,748	Chuy’s Holdings, Inc.(b)	497,302
14,775	DineEquity, Inc.	1,202,242
23,993	Fiesta Restaurant Group, Inc.(b)	536,004
98,852	Interval Leisure Group, Inc.	1,777,359
16,752	Marcus Corp. (The)	371,057
21,890	Marriott Vacations Worldwide Corp.	1,670,207
9,681	Monarch Casino & Resort, Inc.(b)	225,858
24,573	Papa John’s International, Inc.	1,817,173
19,522	Popeyes Louisiana Kitchen, Inc.(b)	1,118,220
12,168	Red Robin Gourmet Burgers, Inc.(b)	588,444
53,669	Ruby Tuesday, Inc.(b)	216,823
30,090	Ruth’s Hospitality Group, Inc.	480,537
45,179	Scientific Games Corp., Class A(b)	481,382
43,292	Sonic Corp.	1,164,988

		16,177,998

	Household Durables - 12.0%
7,403	Cavco Industries, Inc.(b)	735,710
22,756	Ethan Allen Interiors, Inc.	790,316
14,808	Installed Building Products, Inc.(b)	530,571
24,493	iRobot Corp.(b)	928,774
44,487	La-Z-Boy, Inc.	1,344,397
13,116	LGI Homes, Inc.(b)	450,272

21,996	M/I Homes, Inc.(b)	$496,010
34,959	MDC Holdings, Inc.	920,121
33,175	Meritage Homes Corp.(b)	1,207,238
34,293	TopBuild Corp.(b)	1,294,904
12,868	Universal Electronics, Inc.(b)	995,211

		9,693,524

	Internet & Catalog Retail - 2.3%
10,351	Blue Nile, Inc.	300,800
15,815	FTD Cos., Inc.(b)	400,278
25,978	Nutrisystem, Inc.	768,429
17,997	PetMed Express, Inc.(c)	373,078

		1,842,585

	Leisure Products - 2.7%
11,639	Arctic Cat, Inc.(c)	181,685
83,763	Callaway Golf Co.	896,264
16,909	Sturm Ruger & Co., Inc.	1,149,812

		2,227,761

	Media - 4.7%
47,567	E.W. Scripps Co. (The), Class A(b)	806,736
103,903	Gannett Co., Inc.	1,325,802
42,196	Harte-Hanks, Inc.	70,046
23,752	Scholastic Corp.	976,207
17,396	Sizmek, Inc.(b)	47,491
30,552	World Wrestling Entertainment, Inc., Class A(c)	603,402

		3,829,684

	Multi-line Retail - 1.0%
31,219	Fred’s, Inc., Class A	496,070
39,716	Tuesday Morning Corp.(b)	313,359

		809,429

	Specialty Retail - 29.5%
19,752	Asbury Automotive Group, Inc.(b)	1,200,922
34,850	Barnes & Noble Education, Inc.(b)	402,866
53,944	Barnes & Noble, Inc.	705,588
16,373	Big 5 Sporting Goods Corp.	172,899
24,963	Buckle, Inc. (The)(c)	683,737
38,929	Caleres, Inc.	1,024,611
23,098	Cato Corp. (The), Class A	826,215
16,829	Children’s Place, Inc. (The)	1,406,568
61,036	Express, Inc.(b)	913,099
37,650	Finish Line, Inc. (The), Class A	818,134
48,796	Five Below, Inc.(b)	2,489,084
36,095	Francesca’s Holdings Corp.(b)	458,767
18,645	Genesco, Inc.(b)	1,294,336
18,701	Group 1 Automotive, Inc.	1,165,446
17,938	Haverty Furniture Cos., Inc.	330,597
19,954	Hibbett Sports, Inc.(b)(c)	696,794
12,806	Kirkland’s, Inc.(b)	195,163
21,245	Lithia Motors, Inc., Class A	1,833,231
24,165	Lumber Liquidators Holdings, Inc.(b)(c)	363,200
21,703	MarineMax, Inc.(b)	438,401
28,754	Monro Muffler Brake, Inc.	1,800,575
15,350	Outerwall, Inc.	808,331
47,340	Rent-A-Center, Inc.	511,272
41,628	Select Comfort Corp.(b)	993,244
25,610	Sonic Automotive, Inc., Class A	465,590
24,135	Stage Stores, Inc.(c)	143,121
26,464	Stein Mart, Inc.	227,590
43,361	Tailored Brands, Inc.	635,239
21,640	Vitamin Shoppe, Inc.(b)	633,186
16,822	Zumiez, Inc.(b)(c)	285,638

		23,923,444

	Textiles, Apparel & Luxury Goods - 12.0%
65,401	Crocs, Inc.(b)	740,993
35,762	G-III Apparel Group Ltd.(b)	1,431,553

Schedule of Investments(a)

46,506	Iconix Brand Group, Inc.(b)(c)	$334,843
14,593	Movado Group, Inc.	329,656
13,148	Oxford Industries, Inc.	751,803
10,421	Perry Ellis International, Inc.(b)	223,218
49,622	Steven Madden Ltd.(b)	1,737,763
50,068	Tumi Holdings, Inc.(b)	1,339,319
13,362	Unifi, Inc.(b)	361,175
18,106	Vera Bradley, Inc.(b)	263,623
88,768	Wolverine World Wide, Inc.	2,173,928

		9,687,874

	Total Common Stocks (Cost $81,883,531)	80,968,281

	Money Market Fund - 1.4%
1,168,488	Invesco Premier Portfolio - Institutional Class, 0.36%(d) (Cost $1,168,488)	1,168,488

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $83,052,019) - 101.4%	82,136,769

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.9%
2,306,114	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $2,306,114)	2,306,114

	Total Investments (Cost $85,358,133)(f) - 104.3%	84,442,883
	Other assets less liabilities - (4.3)%	(3,477,708)

	Net Assets - 100.0%	$80,965,175

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $88,982,929. The net unrealized depreciation was $4,540,046, which consisted of aggregate gross unrealized appreciation of $9,686,683 and aggregate gross unrealized depreciation of $14,226,729.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 94.7%
	Food & Staples Retailing - 9.4%
116,234	Andersons, Inc. (The)	$4,298,333
140,243	SpartanNash Co.	4,417,655

		8,715,988

	Food Products - 61.9%
310,028	B&G Foods, Inc.	15,994,345
65,648	Calavo Growers, Inc.	4,318,325
101,487	Cal-Maine Foods, Inc.	4,252,305
814,501	Darling Ingredients, Inc.(b)	12,852,826
62,262	J & J Snack Foods Corp.	7,571,682
89,364	Sanderson Farms, Inc.	7,827,393
108,932	Seneca Foods Corp., Class A(b)	4,266,866

		57,083,742

	Household Products - 9.3%
37,669	Central Garden & Pet Co.(b)	913,850
147,797	Central Garden & Pet Co., Class A(b)	3,368,294
37,143	WD-40 Co.	4,270,702

		8,552,846

	Personal Products - 9.4%
132,701	Inter Parfums, Inc.	4,318,091
123,905	Medifast, Inc.	4,363,934

		8,682,025

	Tobacco - 4.7%
73,101	Universal Corp.	4,335,620

	Total Investments (Cost $78,610,924)(c) - 94.7%	87,370,221
	Other assets less liabilities - 5.3%	4,933,219

	Net Assets - 100.0%	$92,303,440

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $79,429,338. The net unrealized appreciation was $7,940,883, which consisted of aggregate gross unrealized appreciation of $9,119,074 and aggregate gross unrealized depreciation of $1,178,191.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Energy Equipment & Services - 56.1%
203,001	Archrock, Inc.	$1,808,739
170,020	Atwood Oceanics, Inc.	1,815,814
114,693	Basic Energy Services, Inc.(b)(c)	80,285
101,976	Bristow Group, Inc.	1,102,360
57,452	CARBO Ceramics, Inc.	810,073
57,219	Era Group, Inc.(c)	502,383
102,451	Exterran Corp.(c)	1,303,177
38,857	Geospace Technologies Corp.(c)	641,140
39,243	Gulf Island Fabrication, Inc.	331,996
75,189	Gulfmark Offshore, Inc., Class A(c)	218,048
291,553	Helix Energy Solutions Group, Inc.(c)	2,314,931
93,895	Hornbeck Offshore Services, Inc.(c)	749,282
77,594	Matrix Service Co.(c)	1,285,732
245,222	Newpark Resources, Inc.(c)	1,549,803
188,578	Pioneer Energy Services Corp.(c)	594,021
39,680	SEACOR Holdings, Inc.(c)	2,242,714
134,897	Tesco Corp.	891,669
263,677	TETRA Technologies, Inc.(c)	1,584,699
137,223	Tidewater, Inc.(b)	585,942
149,917	Unit Corp.(c)	1,873,962
182,642	US Silica Holdings, Inc.	6,295,670

		28,582,440

	Oil, Gas & Consumable Fuels - 43.9%
146,704	Bill Barrett Corp.(c)	875,823
118,629	Bonanza Creek Energy, Inc.(b)(c)	95,271
157,223	Carrizo Oil & Gas, Inc.(c)	5,156,914
178,607	Cloud Peak Energy, Inc.(c)	609,050
64,511	Contango Oil & Gas Co.(c)	595,437
105,432	Green Plains, Inc.	2,391,198
156,348	Northern Oil and Gas, Inc.(b)(c)	619,138
133,220	PDC Energy, Inc.(c)	7,296,459
16,068	REX American Resources Corp.(c)	1,057,274
557,109	Synergy Resources Corp.(c)	3,626,780

		22,323,344

	Total Common Stocks (Cost $62,472,769)	50,905,784

	Money Market Fund - 0.0%
9,905	Invesco Premier Portfolio - Institutional Class, 0.36%(d) (Cost $9,905)	9,905

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $62,482,674) - 100.0%	50,915,689

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.9%
960,500	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $960,500)	960,500

Total Investments (Cost $63,443,174)(f) - 101.9%	$51,876,189
Other assets less liabilities - (1.9)%	(969,143)

Net Assets - 100.0%	$50,907,046

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $73,306,394. The net unrealized depreciation was $21,430,205, which consisted of aggregate gross unrealized appreciation of $3,994,920 and aggregate gross unrealized depreciation of $25,425,125.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Banks - 39.5%
36,178	Ameris Bancorp	$1,199,663
63,771	Banc of California, Inc.	1,414,441
26,671	Banner Corp.	1,113,248
103,353	BBCN Bancorp, Inc.	1,588,536
107,687	Boston Private Financial Holdings, Inc.	1,305,166
91,401	Brookline Bancorp, Inc.	1,041,057
42,087	Cardinal Financial Corp.	1,084,161
40,337	Central Pacific Financial Corp.	989,467
19,465	City Holding Co.	909,016
75,309	Columbia Banking System, Inc.	2,283,369
57,272	Community Bank System, Inc.	2,527,413
32,656	Customers Bancorp, Inc.(b)	840,565
130,171	CVB Financial Corp.	2,141,313
152,172	First BanCorp/Puerto Rico(b)	698,470
115,200	First Commonwealth Financial Corp.	1,111,680
80,314	First Financial Bancorp	1,711,491
85,764	First Financial Bankshares, Inc.(c)	2,930,556
105,591	First Midwest Bancorp, Inc.	1,971,384
20,559	First NBC Bank Holding Co.(b)	391,238
98,892	Glacier Bancorp, Inc.	2,727,441
76,194	Great Western Bancorp, Inc.	2,527,355
41,873	Hanmi Financial Corp.	1,026,726
158,567	Home BancShares, Inc.	3,309,293
34,149	Independent Bank Corp./MA	1,714,621
56,912	LegacyTexas Financial Group, Inc.	1,623,130
55,772	NBT Bancorp, Inc.	1,663,121
57,015	OFG Bancorp	604,929
175,015	Old National Bancorp	2,303,197
24,467	Opus Bank	789,795
50,243	Pinnacle Financial Partners, Inc.	2,668,406
45,313	S&T Bancorp, Inc.	1,155,028
28,247	ServisFirst Bancshares, Inc.	1,430,146
37,112	Simmons First National Corp., Class A	1,705,296
31,657	Southside Bancshares, Inc.	968,388
155,978	Sterling Bancorp	2,634,468
82,747	Talmer Bancorp, Inc., Class A	1,739,342
59,600	Texas Capital Bancshares, Inc.(b)	2,892,984
15,995	Tompkins Financial Corp.	1,163,476
54,607	UMB Financial Corp.	3,025,774
84,175	United Bankshares, Inc.	3,223,903
91,280	United Community Banks, Inc.	1,756,227
33,108	Westamerica Bancorp.(c)	1,557,400
92,145	Wilshire Bancorp, Inc.	989,637
66,942	Wintrust Financial Corp.	3,534,538

		75,986,855

	Capital Markets - 5.5%
22,391	Calamos Asset Management, Inc., Class A	155,841
51,517	Evercore Partners, Inc., Class A	2,610,366
68,657	Financial Engines, Inc.	1,811,858
36,020	Greenhill & Co., Inc.	714,276
75,602	Interactive Brokers Group, Inc., Class A	2,633,974
19,533	INTL FCStone, Inc.(b)	569,192
43,117	Investment Technology Group, Inc.	720,054
18,388	Piper Jaffray Cos.(b)	760,160

7,761	Virtus Investment Partners, Inc.	$654,175

		10,629,896

	Consumer Finance - 4.4%
31,165	Cash America International, Inc.	1,335,420
30,793	Encore Capital Group, Inc.(b)	751,657
34,871	Enova International, Inc.(b)	316,978
66,184	EZCORP, Inc., Class A(b)	599,627
36,669	First Cash Financial Services, Inc.	1,881,486
56,150	Green Dot Corp., Class A(b)	1,358,830
60,151	PRA Group, Inc.(b)	1,675,807
10,870	World Acceptance Corp.(b)	472,410

		8,392,215

	Insurance - 12.4%
106,825	American Equity Investment Life Holding Co.	1,701,722
24,905	AMERISAFE, Inc.	1,457,690
21,749	eHealth, Inc.(b)	207,703
42,121	Employers Holdings, Inc.	1,201,291
11,313	HCI Group, Inc.	341,200
52,095	Horace Mann Educators Corp.	1,780,607
14,356	Infinity Property & Casualty Corp.	1,177,766
14,340	Navigators Group, Inc. (The)	1,343,228
69,065	ProAssurance Corp.	3,567,898
49,330	RLI Corp.	3,362,826
18,303	Safety Insurance Group, Inc.	1,165,901
74,842	Selective Insurance Group, Inc.	2,930,813
30,319	Stewart Information Services Corp.	1,297,956
27,646	United Fire Group, Inc.	1,161,132
23,271	United Insurance Holdings Corp.	369,078
41,806	Universal Insurance Holdings, Inc.(c)	908,863

		23,975,674

	Real Estate Investment Trusts - 30.6%
92,970	Acadia Realty Trust REIT	3,501,250
30,690	Agree Realty Corp. REIT	1,556,597
51,289	American Assets Trust, Inc. REIT	2,353,139
124,572	Capstead Mortgage Corp. REIT	1,239,491
75,192	CareTrust REIT, Inc. REIT	1,086,524
97,507	Cedar Realty Trust, Inc. REIT	783,956
78,009	Chesapeake Lodging Trust REIT	1,971,287
39,616	CoreSite Realty Corp. REIT	3,269,509
259,151	Cousins Properties, Inc. REIT	2,757,367
260,764	DiamondRock Hospitality Co. REIT	2,560,703
41,779	EastGroup Properties, Inc. REIT	3,075,770
69,971	Four Corners Property Trust, Inc. REIT	1,519,070
115,768	Franklin Street Properties Corp. REIT	1,484,146
96,036	Geo Group, Inc. (The) REIT	3,323,806
34,139	Getty Realty Corp. REIT	775,638
92,346	Government Properties Income Trust REIT	2,203,376
108,235	Kite Realty Group Trust REIT	3,291,426
274,623	Lexington Realty Trust REIT	2,985,152
49,227	LTC Properties, Inc. REIT	2,635,121
105,887	Parkway Properties, Inc. REIT	1,839,257
90,197	Pennsylvania Real Estate Investment Trust REIT	2,294,612
25,312	PS Business Parks, Inc. REIT	2,806,848
138,038	Retail Opportunity Investments Corp. REIT	3,151,408
84,747	Sabra Health Care REIT, Inc. REIT	2,026,301
14,780	Saul Centers, Inc. REIT	992,773
113,270	Summit Hotel Properties, Inc. REIT	1,606,169
15,920	Universal Health Realty Income Trust REIT	949,946
37,932	Urstadt Biddle Properties, Inc., Class A REIT	936,920

		58,977,562

Schedule of Investments(a)

	Real Estate Management & Development - 1.5%
44,018	Forestar Group, Inc.(b)	$540,541
44,992	HFF, Inc., Class A	1,269,224
22,911	RE/MAX Holdings, Inc., Class A	992,505

		2,802,270

	Thrifts & Mortgage Finance - 6.1%
118,498	Astoria Financial Corp.	1,738,366
55,001	Bank Mutual Corp.	420,208
74,506	BofI Holding, Inc.(b)	1,253,191
40,026	Dime Community Bancshares, Inc.	692,450
8,945	LendingTree, Inc.(b)	903,266
50,860	Northfield Bancorp, Inc.	759,340
132,241	Northwest Bancshares, Inc.	1,971,713
49,792	Oritani Financial Corp.	807,626
76,813	Provident Financial Services, Inc.	1,547,782
123,986	TrustCo Bank Corp. NY	822,027
35,269	Walker & Dunlop, Inc.(b)	834,817

		11,750,786

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $165,013,017) - 100.0%	192,515,258

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.4%
4,663,543	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $4,663,543)	4,663,543

	Total Investments (Cost $169,676,560)(f) - 102.4%	197,178,801
	Other assets less liabilities - (2.4)%	(4,681,754)

	Net Assets - 100.0%	$192,497,047

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $172,223,258. The net unrealized appreciation was $24,955,543, which consisted of aggregate gross unrealized appreciation of $31,838,377 and aggregate gross unrealized depreciation of $6,882,834.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 10.6%
114,130	Acorda Therapeutics, Inc.(b)	$2,885,206
85,669	AMAG Pharmaceuticals, Inc.(b)	2,272,799
77,415	Emergent BioSolutions, Inc.(b)	2,584,887
32,876	Enanta Pharmaceuticals, Inc.(b)	739,381
46,943	Ligand Pharmaceuticals, Inc.(b)	6,331,672
246,977	MiMedx Group, Inc.(b)(c)	1,849,858
156,679	Momenta Pharmaceuticals, Inc.(b)	1,764,205
83,340	Repligen Corp.(b)	2,383,524
150,914	Spectrum Pharmaceuticals, Inc.(b)	1,036,779

		21,848,311

	Health Care Equipment & Supplies - 34.5%
52,399	Abaxis, Inc.	2,591,655
30,661	Analogic Corp.	2,576,137
65,521	AngioDynamics, Inc.(b)	1,086,993
35,505	Anika Therapeutics, Inc.(b)	1,772,410
88,852	Cantel Medical Corp.	5,948,641
63,940	CONMED Corp.	2,598,522
63,832	CryoLife, Inc.	930,032
58,278	Cynosure, Inc., Class A(b)	3,202,959
126,458	Haemonetics Corp.(b)	3,834,207
35,856	ICU Medical, Inc.(b)	4,186,547
36,017	Inogen, Inc.(b)	1,935,554
62,563	Integer Holdings Corp.(b)	1,389,524
71,923	Integra LifeSciences Holdings Corp.(b)	6,060,951
74,727	Invacare Corp.	860,855
109,223	Masimo Corp.(b)	5,785,542
104,240	Meridian Bioscience, Inc.	2,018,086
109,775	Merit Medical Systems, Inc.(b)	2,573,126
82,044	Natus Medical, Inc.(b)	3,226,791
92,965	Neogen Corp.(b)	5,127,020
123,460	NuVasive, Inc.(b)	7,679,212
32,244	SurModics, Inc.(b)	884,453
43,036	Vascular Solutions, Inc.(b)	1,974,061
80,154	Zeltiq Aesthetics, Inc.(b)	2,721,228

		70,964,506

	Health Care Providers & Services - 27.8%
73,296	Aceto Corp.	1,884,440
33,399	Adeptus Health, Inc., Class A(b)(c)	1,488,593
86,501	Air Methods Corp.(b)	2,879,618
21,593	Almost Family, Inc.(b)	859,185
69,548	Amedisys, Inc.(b)	3,724,295
119,001	AMN Healthcare Services, Inc.(b)	5,033,742
69,109	BioTelemetry, Inc.(b)	1,314,453
41,020	Chemed Corp.	6,035,683
25,221	CorVel Corp.(b)	1,139,989
81,177	Cross Country Healthcare, Inc.(b)	1,186,808
89,901	Diplomat Pharmacy, Inc.(b)	3,230,143
115,763	Ensign Group, Inc. (The)	2,488,905
87,566	HealthEquity, Inc.(b)	2,584,948
77,896	Healthways, Inc.(b)	1,311,769
210,980	Kindred Healthcare, Inc.	2,586,615
23,794	Landauer, Inc.	992,686
32,326	LHC Group, Inc.(b)	1,463,075
60,993	Magellan Health, Inc.(b)	4,176,191

76,143	PharMerica Corp.(b)	$2,022,358
30,191	Providence Service Corp. (The)(b)	1,460,339
73,024	Quorum Health Corp.(b)	795,231
260,135	Select Medical Holdings Corp.(b)	2,991,553
67,408	Surgical Care Affiliates, Inc.(b)	3,505,890
30,976	U.S. Physical Therapy, Inc.	1,846,789

		57,003,298

	Health Care Technology - 9.3%
26,473	Computer Programs & Systems, Inc.	1,049,390
60,528	HealthStream, Inc.(b)	1,466,593
208,492	HMS Holdings Corp.(b)	4,144,821
141,952	Medidata Solutions, Inc.(b)	7,544,749
88,986	Omnicell, Inc.(b)	3,441,979
110,286	Quality Systems, Inc.	1,354,312

		19,001,844

	Life Sciences Tools & Services - 3.4%
55,080	Albany Molecular Research, Inc.(b)	795,355
79,230	Cambrex Corp.(b)	4,152,444
95,565	Luminex Corp.(b)	2,047,958

		6,995,757

	Pharmaceuticals - 14.4%
18,793	ANI Pharmaceuticals, Inc.(b)	1,138,856
151,369	Depomed, Inc.(b)	2,871,470
171,900	Impax Laboratories, Inc.(b)	5,401,098
69,192	Lannett Co., Inc.(b)	2,160,174
172,358	Medicines Co. (The)(b)	6,740,921
337,589	Nektar Therapeutics(b)	5,836,914
45,883	Phibro Animal Health Corp., Class A	946,566
59,391	Sagent Pharmaceuticals, Inc.(b)	1,288,191
123,649	SciClone Pharmaceuticals, Inc.(b)	1,305,733
85,708	Supernus Pharmaceuticals, Inc.(b)	1,904,432

		29,594,355

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $196,925,752) - 100.0%	205,408,071

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
2,343,927	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $2,343,927)	2,343,927

	Total Investments (Cost $199,269,679)(f) - 101.1%	207,751,998
	Other assets less liabilities - (1.1)%	(2,338,821)

	Net Assets - 100.0%	$205,413,177

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

Schedule of Investments(a)

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $204,193,782. The net unrealized appreciation was $3,558,216, which consisted of aggregate gross unrealized appreciation of $26,088,934 and aggregate gross unrealized depreciation of $22,530,718.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 7.8%
15,550	AAR Corp.	$375,688
32,895	Aerojet Rocketdyne Holdings, Inc.(b)	620,400
9,768	Aerovironment, Inc.(b)	276,923
3,395	American Science & Engineering, Inc.	125,309
10,402	Cubic Corp.	424,818
8,222	Engility Holdings, Inc.(b)	238,767
19,056	Mercury Systems, Inc.(b)	493,931
15,637	Moog, Inc., Class A(b)	861,130
2,314	National Presto Industries, Inc.	207,195
25,036	TASER International, Inc.(b)	725,043

		4,349,204

	Air Freight & Logistics - 3.9%
11,811	Atlas Air Worldwide Holdings, Inc.(b)	510,589
11,908	Echo Global Logistics, Inc.(b)	294,842
14,495	Forward Air Corp.	670,829
16,290	Hub Group, Inc., Class A(b)	666,913

		2,143,173

	Airlines - 4.6%
6,137	Allegiant Travel Co.	796,398
22,705	Hawaiian Holdings, Inc.(b)	1,033,759
24,462	SkyWest, Inc.	703,772

		2,533,929

	Building Products - 10.0%
18,931	AAON, Inc.	501,293
6,508	American Woodmark Corp.(b)	483,089
13,704	Apogee Enterprises, Inc.	640,662
14,158	Gibraltar Industries, Inc.(b)	499,494
17,523	Griffon Corp.	300,344
23,175	PGT, Inc.(b)	278,100
16,306	Quanex Building Products Corp.	325,957
19,552	Simpson Manufacturing Co., Inc.	797,722
13,963	Trex Co., Inc.(b)	677,205
9,664	Universal Forest Products, Inc.	1,044,872

		5,548,738

	Commercial Services & Supplies - 18.8%
26,702	ABM Industries, Inc.	993,581
22,241	Brady Corp., Class A	714,826
23,483	Brink’s Co. (The)	770,712
17,687	Essendant, Inc.	354,447
9,405	G&K Services, Inc., Class A	754,375
34,448	Healthcare Services Group, Inc.	1,336,927
31,167	Interface, Inc.	556,643
15,251	Matthews International Corp., Class A	916,738
21,160	Mobile Mini, Inc.	687,911
6,245	Multi-Color Corp.	403,302
14,048	Team, Inc.(b)	387,865
27,577	Tetra Tech, Inc.	908,111
7,278	UniFirst Corp.	850,653
10,363	US Ecology, Inc.	469,444
9,640	Viad Corp.	335,665

		10,441,200

	Construction & Engineering - 4.6%
16,712	Aegion Corp.(b)	342,930
17,707	Comfort Systems USA, Inc.	537,939

14,922	Dycom Industries, Inc.(b)	$1,403,414
8,677	MYR Group, Inc.(b)	214,062
12,996	Orion Group Holdings, Inc.(b)	73,427

		2,571,772

	Electrical Equipment - 5.4%
12,339	AZZ, Inc.	766,005
9,851	Encore Wire Corp.	369,708
20,594	EnerSys	1,284,036
23,442	General Cable Corp.	345,301
4,176	Powell Industries, Inc.	153,844
7,851	Vicor Corp.(b)	83,220

		3,002,114

	Industrial Conglomerates - 0.6%
17,213	Raven Industries, Inc.	357,342

	Machinery - 25.7%
28,029	Actuant Corp., Class A	665,689
4,465	Alamo Group, Inc.	299,735
13,710	Albany International Corp., Class A	580,344
8,994	Astec Industries, Inc.	542,158
24,024	Barnes Group, Inc.	911,230
20,629	Briggs & Stratton Corp.	468,897
14,563	Chart Industries, Inc.(b)	437,181
7,817	CIRCOR International, Inc.	445,100
10,342	EnPro Industries, Inc.	473,146
12,253	ESCO Technologies, Inc.	518,915
28,782	Federal Signal Corp.	378,483
18,241	Franklin Electric Co., Inc.	706,292
12,170	Greenbrier Cos., Inc. (The)	399,541
38,130	Harsco Corp.	373,293
29,998	Hillenbrand, Inc.	970,435
13,908	John Bean Technologies Corp.	930,723
5,128	Lindsay Corp.(c)	359,780
8,153	Lydall, Inc.(b)	364,276
27,195	Mueller Industries, Inc.	925,718
11,269	Proto Labs, Inc.(b)	620,246
19,807	SPX Corp.(b)	299,878
19,846	SPX FLOW, Inc.(b)	541,399
6,096	Standex International Corp.	541,325
8,409	Tennant Co.	538,849
20,816	Titan International, Inc.	137,594
13,263	Watts Water Technologies, Inc., Class A	820,317

		14,250,544

	Marine - 1.4%
20,593	Matson, Inc.	769,560

	Professional Services - 9.8%
6,785	CDI Corp.	42,881
12,356	Exponent, Inc.	627,808
8,301	Heidrick & Struggles International, Inc.	161,537
7,737	Insperity, Inc.	607,277
14,157	Kelly Services, Inc., Class A	289,794
27,268	Korn/Ferry International	627,437
22,677	Navigant Consulting, Inc.(b)	446,964
22,870	On Assignment, Inc.(b)	845,047
17,500	Resources Connection, Inc.	260,750
20,213	TrueBlue, Inc.(b)	451,356
17,248	WageWorks, Inc.(b)	1,066,099

		5,426,950

	Road & Rail - 4.3%
11,517	ArcBest Corp.	215,483
13,145	Celadon Group, Inc.	108,578
28,132	Heartland Express, Inc.	521,005
29,019	Knight Transportation, Inc.	865,637
10,959	Marten Transport Ltd.	237,262

Schedule of Investments(a)

14,411	Roadrunner Transportation Systems, Inc.(b)	$109,091
11,907	Saia, Inc.(b)	343,993

		2,401,049

	Trading Companies & Distributors - 3.1%
18,579	Applied Industrial Technologies, Inc.	872,284
6,045	DXP Enterprises, Inc.(b)	100,589
12,883	Kaman Corp.	556,030
3,885	Veritiv Corp.(b)	164,025

		1,692,928

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $51,343,967) - 100.0%	55,488,503

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.5%
272,519	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $272,519)	272,519

	Total Investments (Cost $51,616,486)(f) - 100.5%	55,761,022
	Other assets less liabilities - (0.5)%	(280,503)

	Net Assets - 100.0%	$55,480,519

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $52,600,700. The net unrealized appreciation was $3,160,322, which consisted of aggregate gross unrealized appreciation of $8,464,049 and aggregate gross unrealized depreciation of $5,303,727.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communications Equipment - 7.8%
179,989	ADTRAN, Inc.	$3,275,800
32,413	Bel Fuse, Inc., Class B	664,142
55,201	Black Box Corp.	753,494
134,352	CalAmp Corp.(b)	1,907,798
85,663	Comtech Telecommunications Corp.	1,119,615
95,091	Digi International, Inc.(b)	1,056,461
284,195	Harmonic, Inc.(b)	935,002
228,363	Ixia(b)	2,626,175
174,304	Lumentum Holdings, Inc.(b)	5,272,696
119,690	NETGEAR, Inc.(b)	6,155,657
854,596	Viavi Solutions, Inc.(b)	6,093,269

		29,860,109

	Electronic Equipment, Instruments & Components - 27.5%
55,720	Agilysys, Inc.(b)	636,322
104,470	Anixter International, Inc.(b)	6,401,922
53,433	Badger Meter, Inc.	3,726,418
181,235	Benchmark Electronics, Inc.(b)	4,248,148
89,276	Coherent, Inc.(b)	9,467,720
120,403	CTS Corp.	2,300,901
142,241	Daktronics, Inc.	920,299
64,280	DTS, Inc.(b)	1,786,341
101,821	Electro Scientific Industries, Inc.(b)	689,328
20,575	ePlus, Inc.(b)	1,730,563
112,599	Fabrinet (Thailand)(b)	4,251,738
61,203	FARO Technologies, Inc.(b)	2,134,761
194,991	II-VI, Inc.(b)	3,919,319
134,907	Insight Enterprises, Inc.(b)	3,588,526
139,291	Itron, Inc.(b)	5,946,333
82,414	Littelfuse, Inc.	10,303,398
135,660	Methode Electronics, Inc.	4,752,170
60,288	MTS Systems Corp.	2,859,460
64,586	OSI Systems, Inc.(b)	3,840,930
74,372	Park Electrochemical Corp.	1,204,826
122,557	Plexus Corp.(b)	5,630,269
305,744	QLogic Corp.(b)	4,745,147
104,136	Rofin-Sinar Technologies, Inc.(b)	3,290,698
66,169	Rogers Corp.(b)	4,528,606
270,633	Sanmina Corp.(b)	6,857,840
94,326	ScanSource, Inc.(b)	3,870,196
239,299	TTM Technologies, Inc.(b)	2,381,025

		106,013,204

	Internet Software & Services - 7.5%
152,019	Blucora, Inc.(b)	1,552,114
152,463	DHI Group, Inc.(b)	1,111,456
90,348	Liquidity Services, Inc.(b)	730,012
181,532	LivePerson, Inc.(b)	1,211,726
91,878	LogMeIn, Inc.(b)	7,893,239
326,874	Monster Worldwide, Inc.(b)	826,991
225,294	NIC, Inc.	5,253,856
131,875	QuinStreet, Inc.(b)	478,706
69,458	Shutterstock, Inc.(b)	3,826,441
57,713	Stamps.com, Inc.(b)	4,374,934

87,656	XO Group, Inc.(b)	$1,597,969

		28,857,444

	IT Services - 11.4%
89,383	CACI International, Inc., Class A(b)	8,520,881
166,203	Cardtronics PLC, Class A(b)	7,311,270
266,884	Ciber, Inc.(b)	373,638
119,231	CSG Systems International, Inc.	4,800,240
123,028	ExlService Holdings, Inc.(b)	6,091,116
36,692	Forrester Research, Inc.	1,501,803
90,125	ManTech International Corp., Class A	3,560,839
132,698	Perficient, Inc.(b)	2,948,549
142,525	Sykes Enterprises, Inc.(b)	4,374,092
60,129	TeleTech Holdings, Inc.	1,716,082
100,088	Virtusa Corp.(b)	2,722,394

		43,920,904

	Semiconductors & Semiconductor Equipment - 22.7%
145,437	Advanced Energy Industries, Inc.(b)	5,922,195
252,208	Brooks Automation, Inc.	3,160,166
86,946	Cabot Microelectronics Corp.	4,575,098
75,126	CEVA, Inc.(b)	2,258,288
228,718	Cirrus Logic, Inc.(b)	11,113,408
92,840	Cohu, Inc.	980,390
142,092	Diodes, Inc.(b)	2,630,123
79,827	DSP Group, Inc.(b)	864,526
178,699	Exar Corp.(b)	1,497,498
230,349	Kopin Corp.(b)	536,713
258,669	Kulicke & Soffa Industries, Inc. (Singapore)(b)	3,248,883
196,158	MKS Instruments, Inc.	8,960,497
136,240	Monolithic Power Systems, Inc.	9,907,373
89,677	Nanometrics, Inc.(b)	1,797,127
105,860	Power Integrations, Inc.	6,041,430
404,580	Rambus, Inc.(b)	5,469,922
113,497	Rudolph Technologies, Inc.(b)	1,999,817
239,928	Semtech Corp.(b)	6,098,970
169,325	Tessera Technologies, Inc.	5,442,105
98,171	Ultratech, Inc.(b)	2,399,299
146,444	Veeco Instruments, Inc.(b)	2,455,866

		87,359,694

	Software - 19.1%
328,477	8x8, Inc.(b)	4,516,559
174,572	Blackbaud, Inc.	11,670,138
139,313	Bottomline Technologies (de), Inc.(b)	2,940,898
93,917	Ebix, Inc.	5,007,655
119,863	Epiq Systems, Inc.	1,958,561
64,920	Interactive Intelligence Group, Inc.(b)	3,502,434
34,512	MicroStrategy, Inc., Class A(b)	6,035,804
149,454	Monotype Imaging Holdings, Inc.	2,957,695
184,937	Progress Software Corp.(b)	5,374,269
89,842	Qualys, Inc.(b)	2,820,140
301,712	Rovi Corp.(b)	5,675,203
147,912	Synchronoss Technologies, Inc.(b)	5,523,034
311,801	Take-Two Interactive Software, Inc.(b)	12,528,164
137,680	Tangoe, Inc.(b)	1,113,831
109,678	VASCO Data Security International, Inc.(b)	1,832,719

		73,457,104

	Technology Hardware, Storage & Peripherals - 4.0%
149,814	Cray, Inc.(b)	4,728,130
173,113	Electronics for Imaging, Inc.(b)	7,667,175
136,962	Super Micro Computer, Inc.(b)	2,951,531

		15,346,836

	Total Common Stocks (Cost $336,455,263)	384,815,295

Schedule of Investments(a)

	Money Market Fund - 0.0%
47,208	Invesco Premier Portfolio - Institutional Class, 0.36%(c)
	(Cost $47,208)	$47,208

	Total Investments (Cost $336,502,471)(d) - 100.0%	384,862,503
	Other assets less liabilities - 0.0%	151,209

	Net Assets - 100.0%	$385,013,712

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $345,480,569. The net unrealized appreciation was $39,381,934, which consisted of aggregate gross unrealized appreciation of $68,692,022 and aggregate gross unrealized depreciation of $29,310,088.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Chemicals - 51.2%
13,940	A. Schulman, Inc.	$408,581
12,246	American Vanguard Corp.	182,220
15,088	Balchem Corp.	963,671
24,150	Calgon Carbon Corp.	333,270
86,715	Chemours Co. (The)	806,449
25,697	Flotek Industries, Inc.(b)	364,897
10,854	FutureFuel Corp.	124,387
23,868	H.B. Fuller Co.	1,111,294
4,536	Hawkins, Inc.	193,869
20,118	Ingevity Corp.(b)	769,916
9,240	Innophos Holdings, Inc.	397,874
11,455	Innospec, Inc.	575,843
26,866	Intrepid Potash, Inc.(b)	34,657
9,845	Koppers Holdings, Inc.(b)	311,299
14,723	Kraton Performance Polymers, Inc.(b)	440,365
9,621	LSB Industries, Inc.(b)	111,411
6,325	Quaker Chemical Corp.	605,050
20,662	Rayonier Advanced Materials, Inc.	284,516
8,747	Stepan Co.	562,520
11,846	Tredegar Corp.	209,674

		8,791,763

	Construction Materials - 6.6%
35,386	Headwaters, Inc.(b)	703,827
6,600	US Concrete, Inc.(b)	425,700

		1,129,527

	Containers & Packaging - 0.9%
10,464	Myers Industries, Inc.	156,437

	Metals & Mining - 20.7%
113,809	AK Steel Holding Corp.(b)	746,587
23,690	Century Aluminum Co.(b)	179,807
5,959	Haynes International, Inc.	226,323
8,592	Kaiser Aluminum Corp.	711,847
9,564	Materion Corp.	252,585
4,343	Olympic Steel, Inc.	124,471
57,855	Stillwater Mining Co.(b)	885,182
30,629	SunCoke Energy, Inc.	233,699
18,155	TimkenSteel Corp.	181,913

		3,542,414

	Paper & Forest Products - 20.6%
18,500	Boise Cascade Co.(b)	502,645
8,174	Clearwater Paper Corp.(b)	514,226
5,102	Deltic Timber Corp.	351,630
41,044	KapStone Paper and Packaging Corp.	586,108
7,997	Neenah Paper, Inc.	603,214
20,769	P.H. Glatfelter Co.	429,088
14,599	Schweitzer-Mauduit International, Inc.	551,988

		3,538,899

	Total Common Stocks (Cost $18,162,545)	17,159,040

	Money Market Fund - 0.0%
8,563	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $8,563)	$8,563

	Total Investments (Cost $18,171,108)(d) - 100.0%	17,167,603
	Other assets less liabilities - (0.0)%	(3,297)

	Net Assets - 100.0%	$17,164,306

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $18,236,592. The net unrealized depreciation was $1,068,989, which consisted of aggregate gross unrealized appreciation of $1,195,609 and aggregate gross unrealized depreciation of $2,264,598.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 98.0%
	Diversified Telecommunication Services - 28.7%
78,856	Atn International, Inc.	$5,797,493
1,515,722	Cincinnati Bell, Inc.(b)	7,578,610
177,234	Cogent Communications Group, Inc.	7,573,209
304,969	Consolidated Communications Holdings, Inc.	8,523,884
213,591	General Communication, Inc., Class A(b)	3,287,166
248,520	Inteliquent, Inc.	5,107,086
591,983	Iridium Communications, Inc.(b)	5,316,007
169,782	Lumos Networks Corp.(b)	1,986,449

		45,169,904

	Electric Utilities - 11.0%
151,615	ALLETE, Inc.	9,680,618
158,729	El Paso Electric Co.	7,568,198

		17,248,816

	Gas Utilities - 33.3%
116,468	Northwest Natural Gas Co.	7,563,432
376,796	Piedmont Natural Gas Co., Inc.	22,532,401
236,728	South Jersey Industries, Inc.	7,546,889
212,066	Spire, Inc.	14,717,380

		52,360,102

	Multi-Utilities - 13.4%
173,836	Avista Corp.	7,561,866
223,983	NorthWestern Corp.	13,604,727

		21,166,593

	Software - 0.2%
24,694	8x8, Inc.(b)	339,543

	Water Utilities - 9.6%
174,877	American States Water Co.	7,554,686
223,638	California Water Service Group	7,543,310

		15,097,996

	Wireless Telecommunication Services - 1.8%
150,263	Spok Holdings, Inc.	2,776,860

	Total Common Stocks (Cost $138,525,022)	154,159,814

	Money Market Fund - 0.0%
2,239	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $2,239)	2,239

	Total Investments (Cost $138,527,261)(d) - 98.0%	154,162,053
	Other assets less liabilities - 2.0%	3,095,207

	Net Assets - 100.0%	$157,257,260

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $138,599,750. The net unrealized appreciation was $15,562,303, which consisted of aggregate gross unrealized appreciation of $16,330,326 and aggregate gross unrealized depreciation of $768,023.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Contrarian Opportunities Portfolio (CNTR)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 22.5%
720	American Axle & Manufacturing Holdings, Inc.(b)	$12,535
1,067	Ascent Capital Group, Inc., Class A(b)	18,160
197	Bed Bath & Beyond, Inc.	8,855
234	Big Lots, Inc.	12,444
117	Cavco Industries, Inc.(b)	11,628
137	Children’s Place, Inc. (The)	11,450
350	D.R. Horton, Inc.	11,508
734	Dana, Inc.	10,012
229	Dick’s Sporting Goods, Inc.	11,745
323	GNC Holdings, Inc., Class A	6,592
277	Hibbett Sports, Inc.(b)	9,673
1,244	Iconix Brand Group, Inc.(b)	8,957
776	Interval Leisure Group, Inc., Class W	13,953
888	K12, Inc.(b)	10,993
170	Michael Kors Holdings Ltd.(b)	8,792
351	Movado Group, Inc.	7,929
538	MSG Networks, Inc., Class A(b)	8,635
329	Outerwall, Inc.	17,325
158	Scripps Networks Interactive, Inc., Class A	10,438
422	Select Comfort Corp.(b)	10,069
393	Shoe Carnival, Inc.	10,340
370	Sotheby’s	11,984
124	Target Corp.	9,341
207	Tenneco, Inc.(b)	11,700
352	Urban Outfitters, Inc.(b)	10,525
132	Wyndham Worldwide Corp.	9,375
461	Zumiez, Inc.(b)	7,828

		292,786

	Consumer Staples - 5.4%
429	Dean Foods Co.	7,919
502	Natural Grocers by Vitamin Cottage, Inc.(b)	6,872
261	Nu Skin Enterprises, Inc., Class A	13,938
118	PriceSmart, Inc.	9,190
103	Sanderson Farms, Inc.	9,022
2,016	SUPERVALU, Inc.(b)	9,838
262	United Natural Foods, Inc.(b)	13,095

		69,874

	Energy - 3.4%
1,518	Atwood Oceanics, Inc.	16,212
1,214	Noble Corp. PLC (United Kingdom)	8,959
304	Oceaneering International, Inc.	8,476
235	World Fuel Services Corp.	11,186

		44,833

	Financials - 12.8%
71	Affiliated Managers Group, Inc.(b)	10,421
19	Alleghany Corp.(b)	10,327
331	Altisource Portfolio Solutions SA(b)	7,699
49	Credit Acceptance Corp.(b)	8,853
370	Employers Holdings, Inc.	10,552
418	Encore Capital Group, Inc.(b)	10,203
293	GAMCO Investors, Inc., Class A	10,003
337	INTL FCStone, Inc.(b)	9,820
282	Lazard Ltd., Class A	10,079
113	Morningstar, Inc.	9,558
358	National Interstate Corp.	11,610
101	Navigators Group, Inc. (The)	9,461
209	Piper Jaffray Cos.(b)	8,640
327	PRA Group, Inc.(b)	9,110
238	Principal Financial Group, Inc.	11,098

259	Selective Insurance Group, Inc.	$10,142
128	T. Rowe Price Group, Inc.	9,048

		166,624

	Health Care - 6.4%
220	Air Methods Corp.(b)	7,324
542	Community Health Systems, Inc.(b)	6,921
127	Express Scripts Holding Co.(b)	9,661
123	LifePoint Health, Inc.(b)	7,279
481	Luminex Corp.(b)	10,308
161	Magellan Health, Inc.(b)	11,024
248	Team Health Holdings, Inc.(b)	10,128
342	Tenet Healthcare Corp.(b)	10,468
414	Triple-S Management Corp., Class B(b)	10,288

		83,401

	Industrials - 22.9%
499	Aegion Corp.(b)	10,239
206	American Railcar Industries, Inc.	8,654
449	ArcBest Corp.	8,401
242	Atlas Air Worldwide Holdings, Inc.(b)	10,462
334	Avis Budget Group, Inc.(b)	12,268
272	Barrett Business Services, Inc.	11,691
125	C.H. Robinson Worldwide, Inc.	8,702
537	Chart Industries, Inc.(b)	16,121
264	Chicago Bridge & Iron Co. NV	8,926
201	Clean Harbors, Inc.(b)	10,335
633	DigitalGlobe, Inc.(b)	17,066
201	Fluor Corp.	10,757
164	Genesee & Wyoming, Inc., Class A(b)	10,619
358	Insteel Industries, Inc.	12,455
539	Interface, Inc.	9,627
490	Quanta Services, Inc.(b)	12,544
172	Regal Beloit Corp.	10,494
607	Resources Connection, Inc.	9,044
823	Roadrunner Transportation Systems, Inc.(b)	6,230
903	RPX Corp.(b)	9,093
241	Southwest Airlines Co.	8,919
715	Steelcase, Inc., Class A	10,367
499	Swift Transportation Co., Class A(b)	9,606
401	Trinity Industries, Inc.	9,307
416	TrueBlue, Inc.(b)	9,289
111	Union Pacific Corp.	10,329
188	United Rentals, Inc.(b)	14,978
741	Wabash National Corp.(b)	10,730

		297,253

	Information Technology - 19.3%
522	ACI Worldwide, Inc.(b)	10,341
1,632	Amkor Technology, Inc.(b)	10,265
91	Apple, Inc.	9,483
298	Cardtronics PLC, Class A(b)	13,109
267	Cirrus Logic, Inc.(b)	12,974
161	Cognizant Technology Solutions Corp., Class A(b)	9,256
1,177	DHI Group, Inc.(b)	8,580
434	II-VI, Inc.(b)	8,723
201	InterDigital, Inc.	11,869
105	IPG Photonics Corp.(b)	8,850
440	Jabil Circuit, Inc.	8,954
396	Juniper Networks, Inc.	8,985
773	Kulicke & Soffa Industries, Inc. (Singapore)(b)	9,709
501	Mentor Graphics Corp.	10,701
420	NeuStar, Inc., Class A(b)	10,580
336	NVIDIA Corp.	19,186
1,198	ON Semiconductor Corp.(b)	12,016
932	Polycom, Inc.(b)	11,548
191	Rogers Corp.(b)	13,072
747	Rudolph Technologies, Inc.(b)	13,162
116	VeriSign, Inc.(b)	10,047
213	Western Digital Corp.	10,120
504	Western Union Co. (The)	10,080

		251,610

Schedule of Investments(a)

	Materials - 7.3%
337	Chemtura Corp.(b)	$9,466
727	FutureFuel Corp.	8,331
179	Innospec, Inc.	8,998
856	KapStone Paper and Packaging Corp.	12,224
1,312	Mercer International, Inc. (Canada)	10,352
366	Mosaic Co. (The)	9,882
351	Newmont Mining Corp.	15,444
149	Reliance Steel & Aluminum Co.	11,688
212	Schweitzer-Mauduit International, Inc.	8,016

		94,401

	Total Common Stocks (Cost $1,263,483)	1,300,782

	Money Market Fund - 0.0%
275	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $275)	275

	Total Investments (Cost $1,263,758)(d) - 100.0%	1,301,057
	Other assets less liabilities - (0.0)%	(351)

	Net Assets - 100.0%	$1,300,706

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,265,764. The net unrealized appreciation was $35,293, which consisted of aggregate gross unrealized appreciation of $159,549 and aggregate gross unrealized depreciation of $124,256.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Bank Portfolio (KBWB)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 12.1%
340,389	Bank of New York Mellon Corp. (The)	$13,411,327
193,209	Northern Trust Corp.	13,058,996
227,033	State Street Corp.	14,934,231

		41,404,554

	Consumer Finance - 3.8%
195,477	Capital One Financial Corp.	13,112,597

	Diversified Banks - 42.6%
1,936,004	Bank of America Corp.	28,052,698
614,848	Citigroup, Inc.	26,936,491
173,051	Comerica, Inc.	7,828,827
438,693	JPMorgan Chase & Co.	28,063,191
668,695	U.S. Bancorp	28,198,868
564,540	Wells Fargo & Co.	27,080,984

		146,161,059

	Regional Banks - 39.5%
393,641	BB&T Corp.	14,513,544
522,689	Citizens Financial Group, Inc.	11,671,645
758,587	Fifth Third Bancorp	14,397,981
144,775	First Republic Bank	10,376,024
787,214	Huntington Bancshares, Inc.	7,478,533
832,355	KeyCorp	9,738,554
119,805	M&T Bank Corp.	13,724,861
307,164	People’s United Financial, Inc.	4,656,606
159,536	PNC Financial Services Group, Inc. (The)	13,185,651
1,251,649	Regions Financial Corp.	11,477,621
326,717	SunTrust Banks, Inc.	13,816,862
51,189	SVB Financial Group(b)	5,140,399
202,190	Zions Bancorporation	5,637,057

		135,815,338

	Thrifts & Mortgage Finance - 2.0%
481,224	New York Community Bancorp, Inc.	6,953,687

	Total Investments (Cost $385,014,801)(c) - 100.0%	343,447,235
	Other assets less liabilities - 0.0%	48,077

	Net Assets - 100.0%	$343,495,312

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $385,914,101. The net unrealized depreciation was $42,466,866, which consisted of aggregate gross unrealized appreciation of $503,203 and aggregate gross unrealized depreciation of $42,970,069.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Asset Management & Custody Banks - 40.6%
1,738,442	Apollo Investment Corp.	$10,013,426
412,667	Ares Capital Corp.	6,247,778
840,059	Arlington Asset Investment Corp., Class A	11,702,022
134,359	Artisan Partners Asset Management, Inc., Class A	3,756,678
57,238	Federated Investors, Inc., Class B	1,807,004
492,440	Hercules Capital, Inc.	6,529,754
1,633,926	Medley Capital Corp.	11,911,321
152,814	NorthStar Asset Management Group, Inc.	1,812,374
1,580,523	PennantPark Investment Corp.	11,648,454
673,236	THL Credit, Inc.	7,883,594
309,414	Triangle Capital Corp.	6,154,244
240,898	Waddell & Reed Financial, Inc., Class A	4,398,797

		83,865,446

	Consumer Finance - 1.4%
203,576	Navient Corp.	2,890,779

	Investment Banking & Brokerage - 5.8%
443,374	BGC Partners, Inc., Class A	3,932,727
253,116	Greenhill & Co., Inc.	5,019,290
180,952	Virtu Financial, Inc., Class A	3,112,375

		12,064,392

	Mortgage REITs - 35.8%
571,172	AG Mortgage Investment Trust, Inc. REIT	8,556,157
357,303	Altisource Residential Corp. REIT	3,430,109
402,133	American Capital Agency Corp. REIT	7,877,786
594,510	Apollo Residential Mortgage, Inc. REIT	8,067,501
412,480	ARMOUR Residential REIT, Inc. REIT	8,777,574
510,882	Chimera Investment Corp. REIT	8,572,600
589,257	New Residential Investment Corp. REIT	8,055,143
619,835	Resource Capital Corp. REIT	8,435,954
1,245,049	Western Asset Mortgage Capital Corp. REIT	12,251,282

		74,024,106

	Property & Casualty Insurance - 2.6%
53,653	Mercury General Corp.	2,970,766
122,149	Old Republic International Corp.	2,367,248

		5,338,014

	Regional Banks - 6.1%
68,834	PacWest Bancorp	2,846,286
161,224	People’s United Financial, Inc.	2,444,156
89,581	Trustmark Corp.	2,338,064
149,660	Umpqua Holdings Corp.	2,279,322
289,662	Valley National Bancorp	2,627,234

		12,535,062

	Reinsurance - 1.3%
194,511	Maiden Holdings Ltd.	2,717,319

	Thrifts & Mortgage Finance - 4.5%
163,554	Northwest Bancshares, Inc.	2,438,590
149,174	Oritani Financial Corp.	2,419,602
363,595	TrustCo Bank Corp. NY	2,410,635
162,483	United Financial Bancorp, Inc.	2,136,652

		9,405,479

	Trading Companies & Distributors - 1.9%
323,508	Textainer Group Holdings Ltd.	3,843,275

	Total Investments (Cost $209,800,093)(b) - 100.0%	206,683,872
	Other assets less liabilities - 0.0%	84,061

	Net Assets - 100.0%	$206,767,933

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $218,386,382. The net unrealized depreciation was $11,702,510, which consisted of aggregate gross unrealized appreciation of $6,998,333 and aggregate gross unrealized depreciation of $18,700,843.

The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from, its investment in Invesco Mortgage Capital, Inc. REIT for the nine months ended July 31, 2016.

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
Invesco Mortgage Capital, Inc. REIT*	$8,002,321	$1,938,191	$(10,575,022)	$2,950,216	$(2,315,706)	$—	$—

*	At July 31, 2016, this security was no longer held.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 28.6%
455,207	Armada Hoffler Properties, Inc.	$6,814,449
491,605	Gladstone Commercial Corp.	8,947,211
984,602	Global NET Lease, Inc.	8,595,575
510,736	Gramercy Property Trust	5,102,252
1,244,139	Investors Real Estate Trust	8,236,200
704,847	Lexington Realty Trust	7,661,687
494,234	Spirit Realty Capital, Inc.	6,756,179
553,567	VEREIT, Inc.	6,122,451
563,869	Whitestone	9,117,762

		67,353,766

	Health Care - 22.5%
312,438	Care Capital Properties, Inc.	9,241,916
404,082	Community Healthcare Trust, Inc.	9,289,845
394,095	Medical Properties Trust, Inc.	6,187,292
894,224	New Senior Investment Group, Inc.	10,721,746
354,651	Sabra Health Care REIT, Inc.	8,479,705
413,827	Senior Housing Properties Trust	9,191,098

		53,111,602

	Hotel & Resort - 8.3%
1,754,184	Ashford Hospitality Trust, Inc.	10,454,936
288,135	Hospitality Properties Trust	9,194,388

		19,649,324

	Industrial - 5.5%
419,050	Monmouth Real Estate Investment Corp.	5,791,271
282,270	STAG Industrial, Inc., Class A	7,164,013

		12,955,284

	Office - 7.1%
540,366	Franklin Street Properties Corp.	6,927,492
414,441	Government Properties Income Trust	9,888,562

		16,816,054

	Residential - 6.7%
1,094,249	Independence Realty Trust, Inc.	9,892,011
387,502	Preferred Apartment Communities, Inc., Class A	5,762,155

		15,654,166

	Retail - 10.3%
1,059,076	CBL & Associates Properties, Inc.	13,016,044
885,254	WP GLIMCHER, Inc.	11,225,021

		24,241,065

	Specialized - 11.0%
177,103	Corrections Corp. of America	5,676,151
69,959	EPR Properties	5,877,955
191,441	Gaming and Leisure Properties, Inc.	6,859,331
217,559	Geo Group, Inc. (The)	7,529,717

		25,943,154

	Total Investments (Cost $206,063,702)(b) - 100.0%	235,724,415
	Other assets less liabilities - (0.0)%	(5,313)

	Net Assets - 100.0%	$235,719,102

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $207,729,249. The net unrealized appreciation was $27,995,166, which consisted of aggregate gross unrealized appreciation of $29,794,656 and aggregate gross unrealized depreciation of $1,799,490.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Multi-line Insurance - 9.1%
39,117	American Financial Group, Inc.	$2,859,453
32,801	Assurant, Inc.	2,722,811
29,353	Kemper Corp.	1,005,927

		6,588,191

	Property & Casualty Insurance - 75.8%
51,471	Allied World Assurance Co. Holdings AG	2,109,796
84,920	Allstate Corp. (The)	5,802,584
99,810	AmTrust Financial Services, Inc.	2,382,465
39,451	Arch Capital Group Ltd. (Bermuda)(b)	2,865,326
34,859	Aspen Insurance Holdings Ltd. (Bermuda)	1,602,120
51,976	Axis Capital Holdings Ltd.	2,888,826
45,281	Chubb Ltd.	5,671,898
78,655	Cincinnati Financial Corp.	5,875,528
24,658	Hanover Insurance Group, Inc. (The)	2,030,340
31,719	Mercury General Corp.	1,756,281
30,537	ProAssurance Corp.	1,577,541
172,162	Progressive Corp. (The)	5,596,987
25,071	RLI Corp.	1,709,090
33,092	Selective Insurance Group, Inc.	1,295,883
50,228	Travelers Cos., Inc. (The)	5,837,498
50,263	W.R. Berkley Corp.	2,924,804
83,450	XL Group Ltd. (Ireland)	2,888,204

		54,815,171

	Reinsurance - 15.0%
38,673	Endurance Specialty Holdings Ltd.	2,615,455
16,004	Everest Re Group Ltd.	3,024,916
24,739	RenaissanceRe Holdings Ltd. (Bermuda)	2,907,327
46,810	Validus Holdings Ltd.	2,313,819

		10,861,517

	Total Common Stocks (Cost $70,184,527)	72,264,879

	Money Market Fund - 0.1%
72,207	Invesco Premier Portfolio - Institutional Class, 0.36%(c)
	(Cost $72,207)	72,207

	Total Investments (Cost $70,256,734)(d) - 100.0%	72,337,086
	Other assets less liabilities - (0.0)%	(21,204)

	Net Assets - 100.0%	$72,315,882

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $70,605,165. The net unrealized appreciation was $1,731,921, which consisted of aggregate gross unrealized appreciation of $3,342,722 and aggregate gross unrealized depreciation of $1,610,801.

This Fund has holdings greater than 10% of net assets in the following country:

Bermuda	10.2%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Regional Banking Portfolio (KBWR)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Regional Banks - 96.4%
127,379	Associated Banc-Corp.	$2,369,249
99,653	BancorpSouth, Inc.	2,373,734
33,135	Bank of Hawaii Corp.	2,283,664
61,185	Bank of the Ozarks, Inc.	2,202,048
71,925	BankUnited, Inc.	2,159,189
59,411	BOK Financial Corp.	3,875,380
105,937	Boston Private Financial Holdings, Inc.	1,283,956
89,916	Brookline Bancorp, Inc.	1,024,143
77,246	Cathay General Bancorp	2,315,835
19,149	City Holding Co.	894,258
74,085	Columbia Banking System, Inc.	2,246,257
86,706	Commerce Bancshares, Inc.	4,100,327
56,341	Community Bank System, Inc.	2,486,328
35,586	Cullen/Frost Bankers, Inc.	2,415,934
135,653	CVB Financial Corp.	2,231,492
123,353	East West Bancorp, Inc.	4,221,140
177,798	F.N.B. Corp.	2,124,686
113,604	First Commonwealth Financial Corp.	1,096,279
79,009	First Financial Bancorp	1,683,682
71,045	First Financial Bankshares, Inc.	2,427,608
163,511	First Horizon National Corp.	2,380,720
103,875	First Midwest Bancorp, Inc.	1,939,346
167,068	Fulton Financial Corp.	2,280,478
87,078	Glacier Bancorp, Inc.	2,401,611
86,603	Hancock Holding Co.	2,510,621
38,399	IBERIABANK Corp.	2,398,786
198,890	Investors Bancorp, Inc.	2,259,390
65,857	MB Financial, Inc.	2,528,250
172,348	Old National Bancorp	2,268,100
107,954	PacWest Bancorp	4,463,898
19,581	Park National Corp.	1,752,891
48,408	Pinnacle Financial Partners, Inc.	2,570,949
53,680	PrivateBancorp, Inc.	2,372,656
44,210	Prosperity Bancshares, Inc.	2,258,689
44,577	S&T Bancorp, Inc.	1,136,268
35,270	Signature Bank(b)	4,240,865
74,004	Synovus Financial Corp.	2,252,682
165,673	TCF Financial Corp.	2,251,496
46,462	Texas Capital Bancshares, Inc.(b)	2,255,265
86,362	Trustmark Corp.	2,254,048
41,368	UMB Financial Corp.	2,292,201
148,888	Umpqua Holdings Corp.	2,267,564
59,802	United Bankshares, Inc.	2,290,417
249,813	Valley National Bancorp	2,265,804
60,795	Webster Financial Corp.	2,186,188
32,566	Westamerica Bancorp.	1,531,905
63,149	Western Alliance Bancorp(b)	2,148,960
44,691	Wintrust Financial Corp.	2,359,685

		111,934,922

	Thrifts & Mortgage Finance - 3.5%
84,413	Provident Financial Services, Inc.	1,700,922
95,267	Washington Federal, Inc.	2,381,675

		4,082,597

	Total Common Stocks (Cost $112,431,289)	116,017,519

	Money Market Fund - 0.1%
108,719	Invesco Premier Portfolio - Institutional Class, 0.36%(c)
	(Cost $108,719)	108,719

	Total Investments (Cost $112,540,008)(d) - 100.0%	116,126,238
	Other assets less liabilities - (0.0)%	(9,353)

	Net Assets - 100.0%	$116,116,885

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $112,787,024. The net unrealized appreciation was $3,339,214, which consisted of aggregate gross unrealized appreciation of $6,001,510 and aggregate gross unrealized depreciation of $2,662,296.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.4%
307	Advance Auto Parts, Inc.	$52,147
70	Amazon.com, Inc.(b)	53,117
807	AMC Networks, Inc., Class A(b)	44,676
1,439	Aramark	51,588
1,012	AutoNation, Inc.(b)	53,990
69	AutoZone, Inc.(b)	56,164
1,119	Bed Bath & Beyond, Inc.	50,299
1,604	Best Buy Co., Inc.	53,894
1,443	BorgWarner, Inc.	47,879
1,072	Brinker International, Inc.	50,534
1,008	Brunswick Corp.	50,017
750	Burlington Stores, Inc.(b)	57,382
975	Cabela’s, Inc.(b)	50,339
101	Cable One, Inc.	52,912
1,309	CalAtlantic Group, Inc.	47,399
1,008	CarMax, Inc.(b)	58,726
987	Carnival Corp.	46,113
456	Carter’s, Inc.	46,170
905	CBS Corp., Class B	47,259
219	Charter Communications, Inc., Class A(b)	51,437
121	Chipotle Mexican Grill, Inc.(b)	51,303
1,024	Choice Hotels International, Inc.	49,449
1,424	Cinemark Holdings, Inc.	53,542
7,301	Clear Channel Outdoor Holdings, Inc., Class A	51,034
1,195	Coach, Inc.	51,516
777	Comcast Corp., Class A	52,253
1,105	CST Brands, Inc.	49,416
1,553	D.R. Horton, Inc.	51,063
723	Darden Restaurants, Inc.	44,508
695	Delphi Automotive PLC (United Kingdom)	47,135
1,184	Dick’s Sporting Goods, Inc.	60,727
809	Dillard’s, Inc., Class A	54,753
1,875	Discovery Communications, Inc., Class A(b)	47,044
910	DISH Network Corp., Class A(b)	48,612
525	Dollar General Corp.	49,738
519	Dollar Tree, Inc.(b)	49,975
383	Domino’s Pizza, Inc.	56,416
1,105	Dunkin’ Brands Group, Inc.	50,068
451	Expedia, Inc., Class A	52,609
3,238	Extended Stay America, Inc.	45,850
898	Foot Locker, Inc.	53,539
3,650	Ford Motor Co.	46,209
1,871	GameStop Corp., Class A	57,907
2,346	Gap, Inc. (The)	60,503
1,136	Garmin Ltd.	61,719
1,639	General Motors Co.	51,694
3,016	Gentex Corp.	53,293
499	Genuine Parts Co.	51,018
1,771	Goodyear Tire & Rubber Co. (The)	50,775
100	Graham Holdings Co., Class B	50,324
21,546	Groupon, Inc., Class A(b)	103,852
2,131	H&R Block, Inc.	50,696
1,815	Hanesbrands, Inc.	48,388
1,041	Harley-Davidson, Inc.	55,090
637	Harman International Industries, Inc.	52,642
564	Hasbro, Inc.	45,814
2,110	Hilton Worldwide Holdings, Inc.	48,931
382	Home Depot, Inc. (The)	52,808

962	Hyatt Hotels Corp., Class A(b)	$48,523
2,456	International Game Technology PLC	51,330
1,996	Interpublic Group of Cos., Inc. (The)	46,028
5,629	J.C. Penney Co., Inc.(b)	54,376
954	John Wiley & Sons, Inc., Class A	55,046
1,090	Johnson Controls, Inc.	50,053
2,264	Kate Spade & Co.(b)	49,106
1,310	Kohl’s Corp.	54,483
703	L Brands, Inc.	51,952
1,071	Las Vegas Sands Corp.	54,246
418	Lear Corp.	47,422
960	Leggett & Platt, Inc.	50,467
1,042	Lennar Corp., Class A	48,766
812	Liberty Broadband Corp., Class C(b)	51,408
1,939	Liberty Interactive Corp. QVC Group, Series A(b)	51,985
1,636	Liberty SiriusXM Group, Class C(b)	57,669
1,298	Liberty Ventures, Series A(b)	48,948
2,330	Lions Gate Entertainment Corp.	46,577
2,053	Live Nation Entertainment, Inc.(b)	56,293
1,475	LKQ Corp.(b)	50,725
618	Lowe’s Cos., Inc.	50,849
674	Lululemon Athletica, Inc.(b)	52,336
1,465	Macy’s, Inc.	52,491
283	Madison Square Garden Co. (The), Class A(b)	51,730
719	Marriott International, Inc., Class A	51,552
1,498	Mattel, Inc.	50,003
395	McDonald’s Corp.	46,472
1,973	MGM Resorts International(b)	47,313
956	Michael Kors Holdings Ltd.(b)	49,444
1,784	Michaels Cos., Inc. (The)(b)	47,026
242	Mohawk Industries, Inc.(b)	50,563
670	Murphy USA, Inc.(b)	51,349
527	Netflix, Inc.(b)	48,089
989	Newell Brands, Inc.	51,883
4,175	News Corp., Class A	54,150
876	NIKE, Inc., Class B	48,618
1,273	Nordstrom, Inc.	56,305
1,085	Norwegian Cruise Line Holdings Ltd.(b)	46,221
34	NVR, Inc.(b)	57,970
578	Omnicom Group, Inc.	47,564
182	O’Reilly Automotive, Inc.(b)	52,895
226	Panera Bread Co., Class A(b)	49,566
1,353	Penske Automotive Group, Inc.	53,606
578	Polaris Industries, Inc.	57,077
529	Pool Corp.	54,106
40	Priceline Group, Inc. (The)(b)	54,032
2,523	PulteGroup, Inc.	53,437
471	PVH Corp.	47,599
500	Ralph Lauren Corp., Class A	49,045
2,358	Regal Entertainment Group, Class A	55,460
875	Ross Stores, Inc.	54,101
630	Royal Caribbean Cruises Ltd.	45,637
1,698	Sally Beauty Holdings, Inc.(b)	49,802
759	Scripps Networks Interactive, Inc., Class A	50,140
1,811	Service Corp. International	50,201
1,256	ServiceMaster Global Holdings, Inc.(b)	47,514
567	Signet Jewelers Ltd.	49,845
12,130	Sirius XM Holdings, Inc.(b)	53,251
855	Six Flags Entertainment Corp.	48,213
1,642	Skechers U.S.A., Inc., Class A(b)	39,441
5,453	Staples, Inc.	50,658
863	Starbucks Corp.	50,097
641	Starwood Hotels & Resorts Worldwide, Inc.	50,036
1,755	Starz, Class A(b)	53,054
702	Target Corp.	52,882
2,156	TEGNA, Inc.	47,216
811	Tempur Sealy International, Inc.(b)	61,336
222	Tesla Motors, Inc.(b)	52,123
804	Thomson Reuters Corp.	33,856

Schedule of Investments(a)

748	Thor Industries, Inc.	$57,252
786	Tiffany & Co.	50,713
675	Time Warner, Inc.	51,739
625	TJX Cos., Inc. (The)	51,075
1,762	Toll Brothers, Inc.(b)	49,354
521	Tractor Supply Co.	47,750
1,301	Tribune Media Co., Class A	48,202
747	TripAdvisor, Inc., Class A(b)	52,268
850	Tupperware Brands Corp.	53,278
1,671	Twenty-First Century Fox, Inc., Class A	44,515
206	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	53,809
1,257	Under Armour, Inc., Class A(b)	49,601
1,834	Urban Outfitters, Inc.(b)	54,837
350	Vail Resorts, Inc.	50,074
744	VF Corp.	46,448
1,103	Viacom, Inc., Class B	50,153
1,010	Vista Outdoor, Inc.(b)	50,550
667	Visteon Corp.	46,750
494	Walt Disney Co. (The)	47,399
4,834	Wendy’s Co. (The)	46,696
275	Whirlpool Corp.	52,899
921	Williams-Sonoma, Inc.	49,808
684	Wyndham Worldwide Corp.	48,578
470	Wynn Resorts Ltd.	46,037
572	Yum! Brands, Inc.	51,148

		7,788,745

	Consumer Staples - 11.6%
2,389	Altria Group, Inc.	161,735
3,769	Archer-Daniels-Midland Co.	169,907
6,362	Blue Buffalo Pet Products, Inc.(b)	163,376
1,580	Brown-Forman Corp., Class B	155,140
2,569	Bunge Ltd.	169,143
2,512	Campbell Soup Co.	156,422
1,325	Casey’s General Stores, Inc.	176,941
1,587	Church & Dwight Co., Inc.	155,907
1,188	Clorox Co. (The)	155,711
3,500	Coca-Cola Co. (The)	152,705
2,203	Colgate-Palmolive Co.	163,969
3,296	ConAgra Foods, Inc.	154,121
1,019	Constellation Brands, Inc., Class A	167,758
302	Costco Wholesale Corp.	50,500
1,829	Coty, Inc., Class A	49,145
1,697	CVS Health Corp.	157,346
1,710	Dr Pepper Snapple Group, Inc.	168,452
1,891	Edgewell Personal Care Co.(b)	159,998
3,102	Energizer Holdings, Inc.	159,846
517	Estee Lauder Cos., Inc. (The), Class A	48,029
8,785	Flowers Foods, Inc.	161,556
2,375	General Mills, Inc.	170,739
3,009	Hain Celestial Group, Inc. (The)(b)	158,845
2,603	Herbalife Ltd.(b)	177,030
1,615	Hershey Co. (The)	178,877
4,521	Hormel Foods Corp.	168,859
1,262	Ingredion, Inc.	168,149
1,061	JM Smucker Co. (The)	163,564
2,045	Kellogg Co.	169,142
1,188	Kimberly-Clark Corp.	153,905
1,804	Kraft Heinz Co. (The)	155,848
4,577	Kroger Co. (The)	156,488
1,561	McCormick & Co., Inc.	159,612
1,748	Mead Johnson Nutrition Co.	155,922
1,548	Molson Coors Brewing Co., Class B	158,144
3,548	Mondelez International, Inc., Class A	156,041
1,004	Monster Beverage Corp.(b)	161,273
3,463	Nu Skin Enterprises, Inc., Class A	184,924
1,520	PepsiCo, Inc.	165,558
1,562	Philip Morris International, Inc.	156,606
6,323	Pilgrim’s Pride Corp.	147,010
3,630	Pinnacle Foods, Inc.	182,262
2,048	Post Holdings, Inc.(b)	177,500
1,892	Procter & Gamble Co. (The)	161,936
3,097	Reynolds American, Inc.	155,036

20,428	Rite Aid Corp.(b)	$142,996
1,324	Spectrum Brands Holdings, Inc.	170,492
7,141	Sprouts Farmers Market, Inc.(b)	165,171
3,154	Sysco Corp.	163,346
1,632	TreeHouse Foods, Inc.(b)	168,406
2,542	Tyson Foods, Inc., Class A	187,091
6,619	US Foods Holding Corp.(b)	159,915
1,897	Walgreens Boots Alliance, Inc.	150,337
677	Wal-Mart Stores, Inc.	49,401
3,360	WhiteWave Foods Co. (The)(b)	186,446
5,199	Whole Foods Market, Inc.	158,466

		8,703,044

	Energy - 9.7%
2,003	Anadarko Petroleum Corp.	109,224
3,879	Antero Resources Corp.(b)	101,591
2,033	Apache Corp.	106,732
2,389	Baker Hughes, Inc.	114,266
4,373	Cabot Oil & Gas Corp.	107,882
3,140	Cheniere Energy, Inc.(b)	131,346
24,091	Chesapeake Energy Corp.(b)	130,573
1,079	Chevron Corp.	110,576
968	Cimarex Energy Co.	116,179
892	Concho Resources, Inc.(b)	110,786
2,489	ConocoPhillips	101,601
7,464	CONSOL Energy, Inc.	144,652
2,464	Continental Resources, Inc.(b)	108,539
2,912	Devon Energy Corp.	111,471
4,410	Diamond Offshore Drilling, Inc.	100,195
1,263	Diamondback Energy, Inc.(b)	110,879
1,835	Dril-Quip, Inc.(b)	99,879
2,264	Energen Corp.	107,268
10,531	Ensco PLC, Class A	96,569
1,311	EOG Resources, Inc.	107,109
1,417	EQT Corp.	103,243
1,256	Exxon Mobil Corp.	111,721
4,036	FMC Technologies, Inc.(b)	102,434
7,080	Frank’s International NV	87,226
3,284	Gulfport Energy Corp.(b)	95,532
2,497	Halliburton Co.	109,019
1,660	Helmerich & Payne, Inc.	102,870
1,893	Hess Corp.	101,559
4,560	HollyFrontier Corp.	115,915
5,923	Kinder Morgan, Inc.	120,415
19,255	Kosmos Energy Ltd.(b)	106,865
9,765	Laredo Petroleum, Inc.(b)	97,845
7,370	Marathon Oil Corp.	100,527
3,156	Marathon Petroleum Corp.	124,315
6,497	Memorial Resource Development Corp.(b)	97,325
3,490	Murphy Oil Corp.	95,731
10,524	Nabors Industries Ltd.	94,716
3,124	National Oilwell Varco, Inc.	101,061
2,726	Newfield Exploration Co.(b)	118,036
11,987	Noble Corp. PLC (United Kingdom)	88,464
3,019	Noble Energy, Inc.	107,839
1,439	Occidental Petroleum Corp.	107,536
3,537	Oceaneering International, Inc.	98,612
2,381	ONEOK, Inc.	106,645
4,180	Parsley Energy, Inc., Class A(b)	119,172
5,280	Patterson-UTI Energy, Inc.	102,379
4,675	PBF Energy, Inc., Class A	104,440
1,407	Phillips 66	107,016
735	Pioneer Natural Resources Co.	119,489
5,759	QEP Resources, Inc.	104,814
2,395	Range Resources Corp.	96,542
4,883	Rice Energy, Inc.(b)	113,872
6,082	Rowan Cos. PLC, Class A	92,690
7,135	RPC, Inc.(b)	103,386
1,419	Schlumberger Ltd.	114,258
3,805	SM Energy Co.	103,230
7,873	Southwestern Energy Co.(b)	114,788
3,208	Spectra Energy Corp.	115,392
5,747	Superior Energy Services, Inc.	91,780

Schedule of Investments(a)

2,634	Targa Resources Corp.	$98,143
1,440	Tesoro Corp.	109,656
9,765	Transocean Ltd.	107,317
2,118	Valero Energy Corp.	110,729
17,972	Weatherford International PLC(b)	102,081
8,992	Whiting Petroleum Corp.(b)	66,271
5,134	Williams Cos., Inc. (The)	123,062
2,493	World Fuel Services Corp.	118,667
11,343	WPX Energy, Inc.(b)	113,317

		7,275,259

	Financials - 10.3%
220	Affiliated Managers Group, Inc.(b)	32,292
470	Aflac, Inc.	33,972
341	Alexandria Real Estate Equities, Inc. REIT	38,294
62	Alleghany Corp.(b)	33,697
933	Allied World Assurance Co. Holdings AG	38,244
503	Allstate Corp. (The)	34,370
2,043	Ally Financial, Inc.	36,856
681	American Campus Communities, Inc. REIT	36,822
1,747	American Capital Agency Corp. REIT	34,224
531	American Express Co.	34,228
462	American Financial Group, Inc.	33,772
1,774	American Homes 4 Rent, Class A REIT	38,496
622	American International Group, Inc.	33,862
289	American National Insurance Co.	33,047
301	American Tower Corp. REIT	34,847
339	Ameriprise Financial, Inc.	32,490
1,328	AmTrust Financial Services, Inc.	31,699
3,135	Annaly Capital Management, Inc. REIT	34,422
304	Aon PLC	32,549
799	Apartment Investment & Management Co., Class A REIT	36,730
1,789	Apple Hospitality REIT, Inc. REIT	36,442
473	Arch Capital Group Ltd. (Bermuda)(b)	34,354
719	Arthur J. Gallagher & Co.	35,368
1,092	Artisan Partners Asset Management, Inc., Class A	30,532
735	Aspen Insurance Holdings Ltd. (Bermuda)	33,781
1,893	Associated Banc-Corp.	35,210
391	Assurant, Inc.	32,457
1,314	Assured Guaranty Ltd.	35,202
187	AvalonBay Communities, Inc. REIT	34,717
625	Axis Capital Holdings Ltd.	34,737
2,451	Bank of America Corp.	35,515
492	Bank of Hawaii Corp.	33,909
820	Bank of New York Mellon Corp. (The)	32,308
1,040	BankUnited, Inc.	31,221
924	BB&T Corp.	34,068
232	Berkshire Hathaway, Inc., Class B(b)	33,471
100	BlackRock, Inc.	36,625
556	BOK Financial Corp.	36,268
267	Boston Properties, Inc. REIT	37,949
2,107	Brandywine Realty Trust REIT	35,545
1,294	Brixmor Property Group, Inc. REIT	36,750
918	Brown & Brown, Inc.	33,654
400	Camden Property Trust REIT	35,836
518	Capital One Financial Corp.	34,747
1,200	Care Capital Properties, Inc. REIT	35,496
525	CBOE Holdings, Inc.	36,120
1,146	CBRE Group, Inc., Class A(b)	32,604
1,181	Charles Schwab Corp. (The)	33,564
2,130	Chimera Investment Corp. REIT	35,741
270	Chubb Ltd.	33,820
470	Cincinnati Financial Corp.	35,109
1,070	CIT Group, Inc.	36,979
782	Citigroup, Inc.	34,259
1,547	Citizens Financial Group, Inc.	34,544
354	CME Group, Inc., Class A	36,193
1,074	CNA Financial Corp.	34,185
1,548	Columbia Property Trust, Inc. REIT	37,616
789	Comerica, Inc.	35,694

701	Commerce Bancshares, Inc.	$33,150
1,184	Communications Sales & Leasing, Inc. REIT	36,799
1,188	Corporate Office Properties Trust REIT	35,592
971	Corrections Corp. of America REIT	31,121
188	Credit Acceptance Corp.(b)	33,966
348	Crown Castle International Corp. REIT	33,766
1,131	CubeSmart REIT	33,602
521	Cullen/Frost Bankers, Inc.	35,371
636	CyrusOne, Inc. REIT	34,865
732	DCT Industrial Trust, Inc. REIT	36,761
1,894	DDR Corp. REIT	37,388
325	Digital Realty Trust, Inc. REIT	33,949
627	Discover Financial Services	35,639
980	Douglas Emmett, Inc. REIT	37,279
1,303	Duke Realty Corp. REIT	37,513
1,327	E*TRADE Financial Corp.(b)	33,281
925	East West Bancorp, Inc.	31,653
919	Eaton Vance Corp.	34,747
1,745	Empire State Realty Trust, Inc., Class A REIT	36,628
509	Endurance Specialty Holdings Ltd.	34,424
447	EPR Properties REIT	37,557
93	Equinix, Inc. REIT	34,677
1,149	Equity Commonwealth REIT(b)	34,493
453	Equity LifeStyle Properties, Inc. REIT	37,255
1,100	Equity One, Inc. REIT	36,597
507	Equity Residential REIT	34,471
343	Erie Indemnity Co., Class A	33,508
156	Essex Property Trust, Inc. REIT	36,485
186	Everest Re Group Ltd.	35,156
386	Extra Space Storage, Inc. REIT	33,204
215	FactSet Research Systems, Inc.	36,971
216	Federal Realty Investment Trust REIT	36,655
1,122	Federated Investors, Inc., Class B	35,422
1,816	Fifth Third Bancorp	34,468
866	First American Financial Corp.	36,207
2,443	First Horizon National Corp.	35,570
474	First Republic Bank	33,972
959	FNF Group	36,126
1,492	Forest City Realty Trust, Inc., Class A REIT	35,286
984	Franklin Resources, Inc.	35,611
961	Gaming and Leisure Properties, Inc. REIT	34,433
1,157	General Growth Properties, Inc. REIT	36,966
226	Goldman Sachs Group, Inc. (The)	35,891
400	Hanover Insurance Group, Inc. (The)	32,936
752	Hartford Financial Services Group, Inc. (The)	29,967
957	HCP, Inc. REIT	37,543
1,066	Healthcare Trust of America, Inc., Class A REIT	36,297
678	Highwoods Properties, Inc. REIT	37,778
1,235	Hospitality Properties Trust REIT	39,409
2,003	Host Hotels & Resorts, Inc. REIT	35,533
290	Howard Hughes Corp. (The)(b)	34,643
3,602	Huntington Bancshares, Inc.	34,219
917	Interactive Brokers Group, Inc., Class A	31,948
144	Intercontinental Exchange, Inc.	38,045
1,160	Invesco Ltd.(c)	33,849
869	Iron Mountain, Inc. REIT	35,811
294	Jones Lang LaSalle, Inc.	32,184
527	JPMorgan Chase & Co.	33,712
5,172	KeyCorp	60,512
522	Kilroy Realty Corp. REIT	38,216
1,129	Kimco Realty Corp. REIT	36,241
759	Lamar Advertising Co., Class A REIT	51,506
1,009	Lazard Ltd., Class A	36,062
1,041	Legg Mason, Inc.	35,540
1,956	Leucadia National Corp.	35,717
853	Liberty Property Trust REIT	35,297
787	Lincoln National Corp.	34,368

Schedule of Investments(a)

833	Loews Corp.	$34,428
1,358	LPL Financial Holdings, Inc.	36,598
284	M&T Bank Corp.	32,535
407	Macerich Co. (The) REIT	36,321
40	Markel Corp.(b)	37,950
238	MarketAxess Holdings, Inc.	38,475
503	Marsh & McLennan Cos., Inc.	33,072
645	Mercury General Corp.	35,714
785	MetLife, Inc.	33,551
4,638	MFA Financial, Inc. REIT	34,878
331	Mid-America Apartment Communities, Inc. REIT	35,093
340	Moody’s Corp.	36,043
1,270	Morgan Stanley	36,487
410	Morningstar, Inc.	34,678
448	MSCI, Inc.	38,546
527	Nasdaq, Inc.	37,291
702	National Retail Properties, Inc. REIT	37,318
2,729	Navient Corp.	38,752
2,208	New York Community Bancorp, Inc.	31,906
475	Northern Trust Corp.	32,105
3,010	NorthStar Asset Management Group, Inc.	35,699
2,577	NorthStar Realty Finance Corp. REIT	34,532
1,764	Old Republic International Corp.	34,186
1,030	OMEGA Healthcare Investors, Inc. REIT	35,535
1,389	OneMain Holdings, Inc.(b)	40,059
2,050	Outfront Media, Inc. REIT	47,703
846	PacWest Bancorp	34,982
2,063	Paramount Group, Inc. REIT	36,371
2,164	People’s United Financial, Inc.	32,806
1,611	Piedmont Office Realty Trust, Inc., Class A REIT	35,345
396	PNC Financial Services Group, Inc. (The)	32,729
1,124	Popular, Inc.	37,868
567	Post Properties, Inc. REIT	36,056
777	Principal Financial Group, Inc.	36,231
644	ProAssurance Corp.	33,269
1,039	Progressive Corp. (The)	33,778
671	Prologis, Inc. REIT	36,563
454	Prudential Financial, Inc.	34,182
154	Public Storage REIT	36,794
635	Raymond James Financial, Inc.	34,861
1,297	Rayonier, Inc. REIT	35,304
1,126	Realogy Holdings Corp.(b)	34,895
518	Realty Income Corp. REIT	37,021
417	Regency Centers Corp. REIT	35,416
3,642	Regions Financial Corp.	33,397
347	Reinsurance Group of America, Inc.	34,440
291	RenaissanceRe Holdings Ltd. (Bermuda)	34,198
2,067	Retail Properties of America, Inc., Class A REIT	36,441
304	S&P Global, Inc.	37,149
3,192	Santander Consumer USA Holdings, Inc.(b)	35,080
681	SEI Investments Co.	30,645
1,663	Senior Housing Properties Trust REIT	36,935
266	Signature Bank(b)	31,984
162	Simon Property Group, Inc. REIT	36,780
330	SL Green Realty Corp. REIT	38,881
5,465	SLM Corp.(b)	39,293
332	Sovran Self Storage, Inc. REIT	33,987
2,773	Spirit Realty Capital, Inc. REIT	37,907
1,609	Starwood Property Trust, Inc. REIT	35,076
568	State Street Corp.	37,363
1,234	STORE Capital Corp. REIT	38,488
462	Sun Communities, Inc. REIT	36,567
800	SunTrust Banks, Inc.	33,832
336	SVB Financial Group(b)	33,741
1,296	Synchrony Financial(b)	36,132
1,122	Synovus Financial Corp.	34,154
463	T. Rowe Price Group, Inc.	32,729
894	Tanger Factory Outlet Centers, Inc. REIT	37,316
469	Taubman Centers, Inc. REIT	37,951

2,549	TCF Financial Corp.	$34,641
1,126	TD Ameritrade Holding Corp.	34,185
1,901	TFS Financial Corp.	34,598
553	Torchmark Corp.	34,214
294	Travelers Cos., Inc. (The)	34,169
3,881	Two Harbors Investment Corp. REIT	33,959
805	U.S. Bancorp	33,947
953	UDR, Inc. REIT	35,480
970	Unum Group	32,408
719	Validus Holdings Ltd.	35,540
473	Ventas, Inc. REIT	36,024
3,401	VEREIT, Inc. REIT	37,615
342	Vornado Realty Trust REIT	36,731
1,157	Voya Financial, Inc.	29,654
590	W.R. Berkley Corp.	34,332
866	Weingarten Realty Investors REIT	37,403
702	Wells Fargo & Co.	33,675
455	Welltower, Inc. REIT	36,095
987	Western Alliance Bancorp(b)	33,588
1,162	Weyerhaeuser Co. REIT	38,021
44	White Mountains Insurance Group Ltd.	36,138
494	WP Carey, Inc. REIT	35,889
1,025	XL Group Ltd.	35,475
1,247	Zions Bancorporation	34,766

		7,722,250

	Health Care - 11.9%
2,088	Abbott Laboratories	93,438
1,310	AbbVie, Inc.	86,761
777	ABIOMED, Inc.(b)	91,663
1,303	Acadia Healthcare Co., Inc.(b)	73,619
2,240	ACADIA Pharmaceuticals, Inc.(b)	82,970
644	Aetna, Inc.	74,195
1,703	Agilent Technologies, Inc.	81,931
1,658	Agios Pharmaceuticals, Inc.(b)	74,991
2,733	Akorn, Inc.(b)	93,551
1,843	Alere, Inc.(b)	69,112
632	Alexion Pharmaceuticals, Inc.(b)	81,275
986	Align Technology, Inc.(b)	87,902
1,878	Alkermes PLC(b)	93,712
340	Allergan PLC(b)	86,003
6,281	Allscripts Healthcare Solutions, Inc.(b)	88,688
1,412	Alnylam Pharmaceuticals, Inc.(b)	96,129
1,026	AmerisourceBergen Corp.	87,405
523	Amgen, Inc.	89,972
975	AmSurg Corp.(b)	73,135
592	Anthem, Inc.	77,753
609	athenahealth, Inc.(b)	77,824
1,750	Baxter International, Inc.	84,035
461	Becton, Dickinson and Co.	81,136
338	Biogen, Inc.(b)	97,996
968	BioMarin Pharmaceutical, Inc.(b)	96,239
557	Bio-Rad Laboratories, Inc., Class A(b)	80,815
704	Bio-Techne Corp.	79,144
3,457	Boston Scientific Corp.(b)	83,936
1,098	Bristol-Myers Squibb Co.	82,141
4,884	Brookdale Senior Living, Inc.(b)	90,207
3,265	Bruker Corp.	81,364
344	C.R. Bard, Inc.	76,963
1,023	Cardinal Health, Inc.	85,523
808	Celgene Corp.(b)	90,650
1,137	Centene Corp.(b)	80,215
1,431	Cerner Corp.(b)	89,280
953	Charles River Laboratories International, Inc.(b)	83,797
617	Cigna Corp.	79,568
471	Cooper Cos., Inc. (The)	85,943
643	Danaher Corp.	52,366
1,036	DaVita HealthCare Partners, Inc.(b)	80,331
1,242	DENTSPLY Sirona, Inc.	79,538
1,016	DexCom, Inc.(b)	93,706
797	Edwards Lifesciences Corp.(b)	91,272
1,083	Eli Lilly & Co.	89,770

Schedule of Investments(a)

5,095	Endo International PLC(b)	$88,449
2,959	Envision Healthcare Holdings, Inc.(b)	72,762
1,046	Express Scripts Holding Co.(b)	79,569
962	Gilead Sciences, Inc.	76,450
991	HCA Holdings, Inc.(b)	76,436
451	Henry Schein, Inc.(b)	81,622
1,537	Hill-Rom Holdings, Inc.	82,122
2,322	Hologic, Inc.(b)	89,374
410	Humana, Inc.	70,746
872	IDEXX Laboratories, Inc.(b)	81,785
566	Illumina, Inc.(b)	94,154
2,909	IMS Health Holdings, Inc.(b)	87,328
1,015	Incyte Corp.(b)	91,563
4,009	Inovalon Holdings, Inc., Class A(b)	74,648
556	Intercept Pharmaceuticals, Inc.(b)	96,205
3,175	Intrexon Corp.(b)	80,423
125	Intuitive Surgical, Inc.(b)	86,970
3,499	Ionis Pharmaceuticals, Inc.(b)	102,136
678	Johnson & Johnson	84,906
1,838	Juno Therapeutics, Inc.(b)	56,849
616	Laboratory Corp. of America Holdings(b)	85,969
1,186	LifePoint Health, Inc.(b)	70,187
1,385	Mallinckrodt PLC(b)	93,266
442	McKesson Corp.	85,996
1,328	Medivation, Inc.(b)	84,979
1,105	MEDNAX, Inc.(b)	76,146
925	Medtronic PLC	81,058
1,390	Merck & Co., Inc.	81,537
171	Mettler-Toledo International, Inc.(b)	70,317
1,754	Mylan NV(b)	82,070
1,836	Neurocrine Biosciences, Inc.(b)	92,222
8,097	OPKO Health, Inc.(b)	80,565
1,642	Patterson Cos., Inc.	81,049
1,484	PerkinElmer, Inc.	84,469
811	Perrigo Co. PLC	74,117
2,265	Pfizer, Inc.	83,556
2,408	Premier, Inc., Class A(b)	78,742
3,667	QIAGEN NV(b)	98,276
1,012	Quest Diagnostics, Inc.	87,396
1,236	Quintiles Transnational Holdings, Inc.(b)	95,963
228	Regeneron Pharmaceuticals, Inc.(b)	96,927
1,268	ResMed, Inc.	87,340
2,048	Seattle Genetics, Inc.(b)	98,427
1,023	St. Jude Medical, Inc.	84,950
676	Stryker Corp.	78,605
453	Teleflex, Inc.	81,680
2,850	Tenet Healthcare Corp.(b)	87,239
524	Thermo Fisher Scientific, Inc.	83,232
777	United Therapeutics Corp.(b)	94,025
569	UnitedHealth Group, Inc.	81,481
620	Universal Health Services, Inc., Class B	80,309
958	Varian Medical Systems, Inc.(b)	90,761
1,161	VCA, Inc.(b)	82,826
2,302	Veeva Systems, Inc., Class A(b)	87,453
919	Vertex Pharmaceuticals, Inc.(b)	89,143
2,607	VWR Corp.(b)	81,651
468	Waters Corp.(b)	74,379
734	WellCare Health Plans, Inc.(b)	78,391
1,047	West Pharmaceutical Services, Inc.	84,053
667	Zimmer Biomet Holdings, Inc.	87,470
1,659	Zoetis, Inc.	83,730

		8,894,413

	Industrials - 12.3%
379	3M Co.	67,598
753	A.O. Smith Corp.	69,946
496	Acuity Brands, Inc.	130,165
1,949	AECOM(b)	69,170
1,245	AGCO Corp.	59,959
2,299	Air Lease Corp.	66,234
1,065	Alaska Air Group, Inc.	71,589
925	Allegion PLC	66,961
2,290	Allison Transmission Holdings, Inc.	65,998

136	AMERCO	$53,789
2,130	American Airlines Group, Inc.	75,615
1,379	AMETEK, Inc.	64,854
2,975	Armstrong World Industries, Inc.(b)	126,348
1,437	Avis Budget Group, Inc.(b)	52,781
1,312	B/E Aerospace, Inc.	62,760
493	Boeing Co. (The)	65,894
1,782	BWX Technologies, Inc.	65,595
894	C.H. Robinson Worldwide, Inc.	62,240
620	Carlisle Cos., Inc.	64,040
842	Caterpillar, Inc.	69,684
1,768	Chicago Bridge & Iron Co. NV	59,776
679	Cintas Corp.	72,836
1,244	Clean Harbors, Inc.(b)	63,966
2,181	Colfax Corp.(b)	64,034
1,186	Copa Holdings SA, Class A (Panama)	79,462
1,309	Copart, Inc.(b)	66,026
3,862	Covanta Holding Corp.	61,869
1,093	Crane Co.	68,094
2,404	CSX Corp.	68,105
559	Cummins, Inc.	68,628
758	Deere & Co.	58,904
1,657	Delta Air Lines, Inc.	64,209
1,803	Donaldson Co., Inc.	65,142
907	Dover Corp.	64,787
266	Dun & Bradstreet Corp. (The)	34,380
1,034	Eaton Corp. PLC	65,566
1,204	Emerson Electric Co.	67,304
271	Equifax, Inc.	35,897
1,318	Expeditors International of Washington, Inc.	65,149
2,664	Fastenal Co.	113,886
393	FedEx Corp.	63,627
1,293	Flowserve Corp.	61,870
1,250	Fluor Corp.	66,900
326	Fortive Corp.(b)	15,716
842	Fortune Brands Home & Security, Inc.	53,273
459	General Dynamics Corp.	67,423
2,067	General Electric Co.	64,366
1,008	Genesee & Wyoming, Inc., Class A(b)	65,268
796	Graco, Inc.	58,912
1,819	HD Supply Holdings, Inc.(b)	65,830
980	HEICO Corp.	68,120
289	Herc Holdings, Inc.(b)	10,216
868	Hertz Global Holdings, Inc.(b)	42,254
2,839	Hexcel Corp.	122,560
551	Honeywell International, Inc.	64,098
631	Hubbell, Inc.	68,041
398	Huntington Ingalls Industries, Inc.	68,687
748	IDEX Corp.	67,163
609	Illinois Tool Works, Inc.	70,279
1,828	Ingersoll-Rand PLC	121,123
1,829	ITT, Inc.	57,998
800	J.B. Hunt Transport Services, Inc.	66,504
1,233	Jacobs Engineering Group, Inc.(b)	65,990
3,925	JetBlue Airways Corp.(b)	71,945
720	Kansas City Southern	69,199
1,213	KAR Auction Services, Inc.	51,880
4,597	KBR, Inc.	64,450
964	Kirby Corp.(b)	52,528
448	L-3 Communications Holdings, Inc.	67,930
968	Landstar System, Inc.	68,234
892	Lennox International, Inc.	139,866
1,076	Lincoln Electric Holdings, Inc.	66,777
272	Lockheed Martin Corp.	68,743
900	Macquarie Infrastructure Corp.	68,985
3,713	Manitowoc Foodservice, Inc.(b)	68,096
848	ManpowerGroup, Inc.	58,851
3,814	Masco Corp.	139,135
549	Middleby Corp. (The)(b)	66,089
896	MSC Industrial Direct Co., Inc., Class A	64,360
904	Nielsen Holdings PLC	48,689

Schedule of Investments(a)

750	Nordson Corp.	$66,217
751	Norfolk Southern Corp.	67,425
296	Northrop Grumman Corp.	64,122
1,073	Old Dominion Freight Line, Inc.(b)	74,745
727	Orbital ATK, Inc.	63,336
1,331	Oshkosh Corp.	73,325
2,341	Owens Corning	123,862
1,179	PACCAR, Inc.	69,526
566	Parker-Hannifin Corp.	64,632
1,039	Pentair PLC (United Kingdom)	66,309
3,551	Pitney Bowes, Inc.	68,570
2,729	Quanta Services, Inc.(b)	69,862
3,940	R.R. Donnelley & Sons Co.	70,605
472	Raytheon Co.	65,858
1,125	Regal Beloit Corp.	68,636
1,295	Republic Services, Inc.	66,382
1,639	Robert Half International, Inc.	59,889
552	Rockwell Automation, Inc.	63,149
745	Rockwell Collins, Inc.	63,042
2,282	Rollins, Inc.	64,307
381	Roper Technologies, Inc.	64,907
981	Ryder System, Inc.	64,648
411	Snap-on, Inc.	64,597
5,250	SolarCity Corp.(b)	140,175
1,585	Southwest Airlines Co.	58,661
1,440	Spirit AeroSystems Holdings, Inc., Class A(b)	62,467
1,473	Spirit Airlines, Inc.(b)	62,971
564	Stanley Black & Decker, Inc.	68,639
631	Stericycle, Inc.(b)	56,960
2,927	Terex Corp.	70,658
1,661	Textron, Inc.	64,779
3,659	Timken Co. (The)	122,394
734	Toro Co. (The)	67,491
255	TransDigm Group, Inc.(b)	71,278
1,011	TransUnion(b)	33,080
3,371	Trinity Industries, Inc.	78,241
1,484	Tyco International PLC	67,626
733	Union Pacific Corp.	68,206
1,428	United Continental Holdings, Inc.(b)	66,959
606	United Parcel Service, Inc., Class B	65,509
926	United Rentals, Inc.(b)	73,774
630	United Technologies Corp.	67,819
4,539	USG Corp.(b)	127,818
906	Valmont Industries, Inc.	118,641
799	Verisk Analytics, Inc.(b)	68,139
287	W.W. Grainger, Inc.	62,810
458	WABCO Holdings, Inc.(b)	45,924
875	Wabtec Corp.	59,938
1,023	Waste Management, Inc.	67,641
891	Watsco, Inc.	128,340
1,135	WESCO International, Inc.(b)	63,265
1,388	Xylem, Inc.	66,360

		9,215,729

	Information Technology - 13.4%
532	Accenture PLC, Class A	60,015
1,870	Activision Blizzard, Inc.	75,099
727	Adobe Systems, Inc.(b)	71,144
1,318	Akamai Technologies, Inc.(b)	66,599
168	Alliance Data Systems Corp.(b)	38,912
106	Alphabet, Inc., Class C(b)	81,492
1,272	Amdocs Ltd.	74,234
1,242	Amphenol Corp., Class A	73,924
1,263	Analog Devices, Inc.	80,617
804	ANSYS, Inc.(b)	71,845
750	Apple, Inc.	78,157
3,027	Applied Materials, Inc.	79,580
989	Arista Networks, Inc.(b)	70,486
3,188	ARRIS International PLC(b)	86,841
1,081	Arrow Electronics, Inc.(b)	71,876
2,781	Atlassian Corp. PLC, Class A (Australia)(b)	83,347
1,245	Autodesk, Inc.(b)	74,015

722	Automatic Data Processing, Inc.	$64,222
1,672	Avnet, Inc.	68,719
2,131	Black Knight Financial Services, Inc., Class A(b)	82,789
2,220	Booz Allen Hamilton Holding Corp.	68,554
462	Broadcom Ltd. (Singapore)	74,835
518	Broadridge Financial Solutions, Inc.	35,058
7,863	Brocade Communications Systems, Inc.	73,126
2,178	CA, Inc.	75,468
2,956	Cadence Design Systems, Inc.(b)	71,092
1,290	CDK Global, Inc.	74,549
1,747	CDW Corp.	74,999
2,509	Cisco Systems, Inc.	76,600
849	Citrix Systems, Inc.(b)	75,671
1,695	Cognex Corp.	76,563
1,177	Cognizant Technology Solutions Corp., Class A(b)	67,666
128	Commercehub, Inc., Series A(b)	1,805
261	Commercehub, Inc., Series C(b)	3,654
2,240	CommScope Holding, Inc.(b)	67,088
1,415	Computer Sciences Corp.	67,679
874	CoreLogic, Inc.(b)	35,205
3,541	Corning, Inc.	78,681
324	CoStar Group, Inc.(b)	67,360
2,842	Cree, Inc.(b)	81,281
3,040	CSRA, Inc.	81,837
7,193	Cypress Semiconductor Corp.	83,727
1,486	Dolby Laboratories, Inc., Class A	74,761
627	DST Systems, Inc.	77,328
1,951	eBay, Inc.(b)	60,793
1,842	EchoStar Corp., Class A(b)	71,746
959	Electronic Arts, Inc.(b)	73,191
2,606	EMC Corp.	73,698
439	Euronet Worldwide, Inc.(b)	33,478
610	F5 Networks, Inc.(b)	75,286
630	Facebook, Inc., Class A(b)	78,082
681	FEI Co.	72,472
456	Fidelity National Information Services, Inc.	36,266
4,296	FireEye, Inc.(b)	74,836
2,717	First Data Corp., Class A(b)	33,691
2,276	First Solar, Inc.(b)	106,244
322	Fiserv, Inc.(b)	35,536
3,579	Fitbit, Inc., Class A(b)	48,889
228	FleetCor Technologies, Inc.(b)	34,583
2,070	FLIR Systems, Inc.	67,441
2,144	Fortinet, Inc.(b)	74,375
734	Gartner, Inc.(b)	73,583
2,373	Genpact Ltd.(b)	63,525
448	Global Payments, Inc.	33,448
2,225	GoDaddy, Inc., Class A(b)	66,572
1,185	Guidewire Software, Inc.(b)	72,842
862	Harris Corp.	74,666
3,652	Hewlett Packard Enterprise Co.	76,765
5,415	HP, Inc.	75,864
1,290	IAC/InterActiveCorp.	74,768
2,052	Ingram Micro, Inc., Class A	70,260
2,231	Intel Corp.	77,773
466	International Business Machines Corp.	74,849
672	Intuit, Inc.	74,585
858	IPG Photonics Corp.(b)	72,321
3,832	Jabil Circuit, Inc.	77,981
400	Jack Henry & Associates, Inc.	35,700
3,114	Juniper Networks, Inc.	70,657
2,127	Keysight Technologies, Inc.(b)	62,193
976	KLA-Tencor Corp.	73,893
853	Lam Research Corp.	76,574
1,502	Leidos Holdings, Inc.	75,115
1,701	Lexmark International, Inc., Class A	62,376
1,543	Linear Technology Corp.	92,565
383	LinkedIn Corp., Class A(b)	73,816
1,120	Manhattan Associates, Inc.(b)	65,016
7,160	Marvell Technology Group Ltd. (Bermuda)	84,130

Schedule of Investments(a)

349	MasterCard, Inc., Class A	$33,239
4,772	Match Group, Inc., Class A(b)	75,159
1,930	Maxim Integrated Products, Inc.	78,705
1,386	Microchip Technology, Inc.	77,117
5,657	Micron Technology, Inc.(b)	77,727
1,413	Microsoft Corp.	80,089
1,068	Motorola Solutions, Inc.	74,098
2,289	National Instruments Corp.	65,649
2,439	NCR Corp.(b)	80,414
2,851	NetApp, Inc.	75,124
920	NetSuite, Inc.(b)	100,142
4,454	Nuance Communications, Inc.(b)	71,576
1,530	NVIDIA Corp.	87,363
7,375	ON Semiconductor Corp.(b)	73,971
1,809	Oracle Corp.	74,241
569	Palo Alto Networks, Inc.(b)	74,476
4,101	Pandora Media, Inc.(b)	55,774
1,152	Paychex, Inc.	68,291
921	PayPal Holdings, Inc.(b)	34,298
1,841	PTC, Inc.(b)	73,143
1,276	Qorvo, Inc.(b)	80,681
1,346	QUALCOMM, Inc.	84,233
3,196	Rackspace Hosting, Inc.(b)	74,882
901	Red Hat, Inc.(b)	67,836
2,719	Sabre Corp.	79,259
890	salesforce.com, inc.(b)	72,802
988	ServiceNow, Inc.(b)	74,021
1,099	Skyworks Solutions, Inc.	72,556
1,209	Splunk, Inc.(b)	75,611
3,575	Square, Inc., Class A(b)	36,000
2,470	SS&C Technologies Holdings, Inc.	79,583
7,464	SunPower Corp.(b)	108,825
3,456	Symantec Corp.	70,606
1,361	Synopsys, Inc.(b)	73,712
1,313	Tableau Software, Inc., Class A(b)	74,198
2,561	Teradata Corp.(b)	72,681
3,656	Teradyne, Inc.	72,206
1,159	Texas Instruments, Inc.	80,840
632	Total System Services, Inc.	32,181
2,387	Trimble Navigation Ltd.(b)	63,112
4,428	Twitter, Inc.(b)	73,682
465	Tyler Technologies, Inc.(b)	75,804
340	Ultimate Software Group, Inc. (The)(b)	71,094
625	Vantiv, Inc., Class A(b)	34,231
3,888	VeriFone Systems, Inc.(b)	74,494
839	VeriSign, Inc.(b)	72,666
437	Visa, Inc., Class A	34,108
1,186	VMware, Inc., Class A(b)	86,554
1,478	Western Digital Corp.	70,220
1,764	Western Union Co. (The)	35,280
362	WEX, Inc.(b)	33,912
910	Workday, Inc., Class A(b)	75,839
6,516	Xerox Corp.	67,115
1,545	Xilinx, Inc.	78,919
1,932	Yahoo!, Inc.(b)	73,783
2,523	Yelp, Inc., Class A(b)	81,165
1,125	Zebra Technologies Corp., Class A(b)	59,636
964	Zillow Group, Inc., Class C(b)	37,837
27,870	Zynga, Inc., Class A(b)	79,987

		9,993,691

	Materials - 9.3%
839	Air Products & Chemicals, Inc.	125,363
1,429	Albemarle Corp.	120,279
12,131	Alcoa, Inc.	128,831
1,539	AptarGroup, Inc.	120,319
1,072	Ashland, Inc.	121,393
843	Avery Dennison Corp.	65,661
4,263	Axalta Coating Systems Ltd.(b)	121,709
1,659	Ball Corp.	117,242
2,431	Bemis Co., Inc.	124,078
3,310	Berry Plastics Group, Inc.(b)	135,710
2,566	Cabot Corp.	124,939

1,723	Celanese Corp., Series A	$109,273
4,381	CF Industries Holdings, Inc.	108,123
1,495	Compass Minerals International, Inc.	104,037
2,263	Crown Holdings, Inc.(b)	119,871
3,232	Domtar Corp.	127,244
2,248	Dow Chemical Co. (The)	120,650
1,770	E.I. du Pont de Nemours & Co.	122,431
1,529	Eagle Materials, Inc.	128,360
1,658	Eastman Chemical Co.	108,151
1,006	Ecolab, Inc.	119,090
2,559	FMC Corp.	121,655
10,304	Freeport-McMoRan, Inc.	133,540
9,212	Graphic Packaging Holding Co.	125,652
7,652	Huntsman Corp.	118,300
969	International Flavors & Fragrances, Inc.	129,119
2,905	International Paper Co.	133,078
1,520	LyondellBasell Industries NV, Class A	114,395
672	Martin Marietta Materials, Inc.	136,181
1,146	Monsanto Co.	122,358
4,436	Mosaic Co. (The)	119,772
300	NewMarket Corp.	128,382
3,530	Newmont Mining Corp.	155,320
2,393	Nucor Corp.	128,360
6,195	Owens-Illinois, Inc.(b)	116,404
1,765	Packaging Corp. of America	131,828
13,345	Platform Specialty Products Corp.(b)	122,774
1,141	PPG Industries, Inc.	119,474
1,072	Praxair, Inc.	124,931
1,608	Reliance Steel & Aluminum Co.	126,131
1,803	Royal Gold, Inc.	152,426
2,337	RPM International, Inc.	126,806
1,758	Scotts Miracle-Gro Co. (The), Class A	129,652
2,544	Sealed Air Corp.	120,026
433	Sherwin-Williams Co. (The)	129,783
2,345	Silgan Holdings, Inc.	116,265
2,501	Sonoco Products Co.	127,376
4,390	Southern Copper Corp. (Peru)	114,096
4,680	Steel Dynamics, Inc.	125,518
9,419	Tahoe Resources, Inc.	146,560
6,878	United States Steel Corp.	189,076
1,138	Valspar Corp. (The)	121,163
1,029	Vulcan Materials Co.	127,575
1,611	W.R. Grace & Co.	120,616
2,747	Westlake Chemical Corp.	125,648
2,920	WestRock Co.	125,297

		6,978,291

	Telecommunication Services - 2.3%
3,642	AT&T, Inc.	157,662
5,318	CenturyLink, Inc.	167,198
28,745	Frontier Communications Corp.	149,474
2,896	Level 3 Communications, Inc.(b)	146,538
699	SBA Communications Corp., Class A(b)	80,385
35,946	Sprint Corp.(b)	220,708
5,180	Telephone & Data Systems, Inc.	163,118
3,400	T-Mobile US, Inc.(b)	157,556
3,840	United States Cellular Corp.(b)	155,328
2,770	Verizon Communications, Inc.	153,486
5,429	Zayo Group Holdings, Inc.(b)	153,641

		1,705,094

	Utilities - 8.8%
12,445	AES Corp. (The)	153,696
3,829	Alliant Energy Corp.	154,117
2,908	Ameren Corp.	152,496
2,236	American Electric Power Co., Inc.	154,955
1,917	American Water Works Co., Inc.	158,306
4,437	Aqua America, Inc.	153,698
1,949	Atmos Energy Corp.	155,511
3,372	Avangrid, Inc.	152,212
10,594	Calpine Corp.(b)	145,562
6,365	CenterPoint Energy, Inc.	152,251
3,421	CMS Energy Corp.	154,561
1,938	Consolidated Edison, Inc.	155,195

Schedule of Investments(a)

2,009	Dominion Resources, Inc.	$156,742
1,591	DTE Energy Co.	155,154
1,824	Duke Energy Corp.	156,116
2,014	Edison International	155,843
1,920	Entergy Corp.	156,269
2,620	Eversource Energy	153,244
4,296	Exelon Corp.	160,155
4,457	FirstEnergy Corp.	155,638
5,014	Great Plains Energy, Inc.	149,317
4,321	Hawaiian Electric Industries, Inc.	134,167
3,265	ITC Holdings Corp.	151,006
6,350	MDU Resources Group, Inc.	152,718
2,678	National Fuel Gas Co.	151,334
1,177	NextEra Energy, Inc.	150,997
5,915	NiSource, Inc.	151,779
10,432	NRG Energy, Inc.	144,379
4,801	OGE Energy Corp.	154,448
2,387	PG&E Corp.	152,625
2,433	Piedmont Natural Gas Co., Inc.	145,493
1,929	Pinnacle West Capital Corp.	152,140
3,771	PPL Corp.	142,204
3,373	Public Service Enterprise Group, Inc.	155,192
5,975	Questar Corp.	150,391
2,092	SCANA Corp.	156,774
1,357	Sempra Energy	151,821
2,941	Southern Co. (The)	157,344
3,401	UGI Corp.	153,929
2,904	Vectren Corp.	150,224
2,378	WEC Energy Group, Inc.	154,356
2,681	Westar Energy, Inc.	148,983
3,486	Xcel Energy, Inc.	153,314

		6,556,656

	Total Investments (Cost $76,533,135)(d) - 100.0%	74,833,172
	Other assets less liabilities - 0.0%	1,499

	Net Assets - 100.0%	$74,834,671

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended July 31, 2016.

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
Invesco Ltd.	$67,999	$29,097	$(59,857)	$5,720	$(9,110)	$33,849	$1,223

(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $77,148,567. The net unrealized depreciation was $2,315,395, which consisted of aggregate gross unrealized appreciation of $3,769,944 and aggregate gross unrealized depreciation of $6,085,339.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)

July 31, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests - 86.7%(a)(b)
	Advertising - 2.1%
$38,663,811	Acosta, Inc., Term Loan B1	4.250%	09/26/21	$37,932,871
35,379,518	Getty Images, Inc., Term Loan	4.750	10/18/19	27,935,137
33,301,153	Karman Buyer Corp., Term Loan	4.250	07/25/21	33,197,087

				99,065,095

	Aerospace/Defense - 1.0%
37,910,869	BE Aerospace, Inc., Term Loan	3.750	12/16/21	38,237,850
10,224,021	TransDigm, Inc., Term Loan C	3.750	02/28/20	10,223,407

				48,461,257

	Airlines - 0.7%
32,843,887	American Airlines, Inc., Term Loan	3.250	06/27/20	32,788,052

	Auto Manufacturers - 0.9%
40,891,400	FCA US LLC, Term Loan	3.500	05/24/17	41,000,989

	Auto Parts & Equipment - 1.5%
39,746,440	Allison Transmission, Inc., Term Loan B3	3.500	08/23/19	39,831,298
34,748,724	Federal-Mogul Holdings Corp., Term Loan C	4.750	04/15/21	32,905,826

				72,737,124

	Beverages - 1.4%
	Keurig Green Mountain, Inc.
36,666,666	Term Loan A	2.500	03/03/21	35,749,999
30,000,000	Term Loan B	5.250	03/03/23	30,268,800

				66,018,799

	Chemicals - 0.7%
32,736,753	Axalta Coating Systems Dutch Holding B.V., Term Loan B	3.750	02/01/20	32,880,140

	Coal - 0.3%
33,625,309	Arch Coal, Inc., Term Loan(c)(d)	7.500	05/16/18	15,327,593

	Commercial Services - 4.2%
22,299,293	Laureate Education, Inc., Extended Term Loan	5.000	06/15/18	21,950,867
46,122,098	Pharmaceutical Product Development, Inc., Term Loan	4.250	08/18/22	46,168,220
24,000,000	Prime Security Services Borrower LLC, Term Loan B1	4.750	05/02/22	24,252,600
41,770,438	ServiceMaster Co. (The), Term Loan	4.250	07/01/21	42,028,370
36,729,785	Trans Union LLC, Term Loan B2	3.500	04/09/21	36,765,964
38,085,836	Weight Watchers International, Inc., Term Loan B2	4.000	04/02/20	28,939,904

				200,105,925

	Computers - 3.0%
	Western Digital Corp.
76,353,585	Term Loan A	2.496	04/29/21	74,969,677
70,500,000	Term Loan B	6.250	04/29/23	71,374,200

				146,343,877

	Distribution/Wholesale - 0.8%
37,071,583	Univar, Inc., Term Loan	4.250	07/01/22	37,098,645

	Electric - 4.3%
86,159,416	Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.250	12/19/16	86,417,894
7,500,000	NRG Energy, Inc., Term Loan	3.500	06/30/23	7,485,000
	Texas Competitive Electric Holdings Co. LLC(d)
255,745,146	Extended Term Loan	4.943	10/10/17	86,313,987
74,042,350	Term Loan	4.943	10/10/14	24,592,796

				204,809,677

	Entertainment - 4.4%
57,495,004	Alpha Topco Ltd., Term Loan B3 (United Kingdom)	4.750	07/30/21	56,996,523
38,365,815	Amaya (US) Co-Borrower LLC, Term Loan B (Canada)	5.000	08/01/21	38,042,199

Schedule of Investments

	Scientific Games International, Inc.
$50,471,516	Term Loan	6.000%	10/18/20	$50,514,922
24,055,579	Term Loan B2	6.000	10/01/21	24,074,944
39,185,163	William Morris Endeavor Entertainment LLC, Term Loan	5.250	05/06/21	39,258,635

				208,887,223

	Food - 2.2%
	Albertson’s LLC
64,029,660	Term Loan B4	4.500	08/25/21	64,438,489
32,518,311	Term Loan B6	4.750	06/22/23	32,772,280
10,500,000	US Foods, Inc., Term Loan	4.000	06/27/23	10,567,830

				107,778,599

	Food Service - 0.8%
39,770,139	Aramark Corp., Term Loan F	3.250	02/24/21	39,937,969

	Healthcare-Products - 1.6%
36,437,475	Kinetic Concepts, Inc., Term Loan F1	5.000	11/04/20	36,528,569
39,385,296	Ortho-Clinical Diagnostics, Inc., Term Loan	4.750	06/30/21	38,261,042

				74,789,611

	Healthcare-Services - 4.9%
50,627,064	CHS/Community Health Systems, Inc., Term Loan H	4.000	01/27/21	50,093,202
64,415,791	DaVita HealthCare Partners, Inc., Term Loan B	3.500	06/24/21	64,959,138
18,813,661	HCA, Inc., Term Loan B4	3.381	05/01/18	18,888,163
65,067,735	MPH Acquisition Holdings LLC, Term Loan B	5.000	06/07/23	65,826,750
34,959,900	U.S. Renal Care, Inc., Term Loan	5.250	12/30/22	34,686,863

				234,454,116

	Holding Companies-Diversified - 0.8%
40,040,726	Travelport LLC, Term Loan B (Luxembourg)	5.000	09/02/21	40,170,858

	Household Products/Wares - 1.2%
	Dell International LLC
20,000,000	Term Loan B	4.000	06/03/23	20,033,000
39,891,168	Term Loan B2	4.000	04/29/20	39,953,597

				59,986,597

	Insurance - 3.3%
	Asurion LLC
40,770,440	Term Loan	8.500	03/03/21	40,541,106
38,066,599	Term Loan B1	5.000	05/24/19	38,169,759
47,129,148	Term Loan B4	5.000	08/04/22	47,256,868
34,788,910	HUB International Ltd., Term Loan	4.000	10/02/20	34,754,643

				160,722,376

	Investment Companies - 1.4%
64,835,226	RPI Finance Trust, Term Loan B4	3.500	11/09/20	65,213,540

	Lodging - 5.6%
44,418,342	Caesars Entertainment Resort Properties LLC, Term Loan B	7.000	10/11/20	43,552,184
	Harrah’s Operating Co., Inc.(d)
41,893,847	Term Loan B6	1.500	03/01/17	43,656,950
29,888,840	Term Loan B7	1.500	03/01/17	31,570,087
78,440,242	Hilton Worldwide Finance LLC, Term Loan	3.500	10/26/20	78,761,062
31,533,373	La Quinta Intermediate Holdings LLC, Term Loan	3.750	04/14/21	31,355,998
39,293,966	Las Vegas Sands LLC, Term Loan B	3.250	12/19/20	39,400,453

				268,296,734

	Machinery-Diversified - 2.0%
33,312,169	Gardner Denver, Inc., Term Loan	4.250	07/30/20	31,767,984
32,196,874	Rexnord LLC, Term Loan B	4.000	08/21/20	32,216,997
32,000,963	Zebra Technologies Corp., Term Loan	4.000	10/27/21	32,234,410

				96,219,391

	Media - 6.5%
54,198,144	Charter Communications Operating LLC, Term Loan I	3.500	01/24/23	54,530,108
71,820,000	CSC Holdings LLC, Term Loan	5.000	10/09/22	72,466,380
34,691,918	Cumulus Media Holdings, Inc., Term Loan	4.250	12/23/20	24,750,602
55,674,940	iHeartCommunications, Inc., Term Loan D	7.246	01/30/19	43,165,616
41,970,558	Tribune Media Co., Term Loan B	3.750	12/28/20	42,141,169
14,112,184	Univision Communications, Inc., Term Loan	4.000	03/01/20	14,128,977
30,793,554	Virgin Media Investment Holdings Ltd., Term Loan F (United Kingdom)	3.649	06/30/23	30,718,263
29,547,104	WideOpenWest Finance LLC, Term Loan B	4.500	04/01/19	29,615,505

				311,516,620

Schedule of Investments

	Mining - 1.5%
$73,627,212	Fortescue Metals Group Ltd., Term Loan (Australia)	4.250%	06/30/19	$72,358,615

	Miscellaneous Manufacturing - 0.9%
43,024,380	Gates Global LLC, Term Loan	4.250	07/05/21	42,217,673

	Oil & Gas - 0.7%
34,133,855	Drillships Financing Holding, Inc., Term Loan B1 (Cyprus)	6.000	03/31/21	12,544,192
51,579,553	Seadrill Operating LP, Term Loan (United Kingdom)	4.000	02/21/21	22,888,426

				35,432,618

	Packaging & Containers - 1.6%
34,637,527	Berry Plastics Group, Inc., Term Loan H	3.750	10/01/22	34,806,731
33,687,925	Novelis, Inc., Term Loan	4.000	06/02/22	33,715,044
6,000,000	Reynolds Group Holdings, Inc., Term Loan (New Zealand)	4.500	12/01/18	6,015,630

				74,537,405

	Pharmaceuticals - 4.9%
50,546,611	Endo Pharmaceuticals Holdings, Inc., Term Loan B (Luxembourg)	3.750	09/25/22	50,072,736
58,927,336	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain)	3.439	02/27/21	59,218,732
	Valeant Pharmaceuticals International, Inc.
52,291,426	Term Loan B, Series E-1	4.750	08/05/20	51,740,013
73,491,524	Term Loan B, Series F-1	5.000	04/01/22	73,104,958

				234,136,439

	Real Estate - 0.8%
40,344,990	Cushman & Wakefield, Term Loan	4.250	11/04/21	40,181,189

	REITs - 1.4%
37,417,075	Communications Sales & Leasing, Inc., Term Loan	5.000	10/24/22	37,459,169
30,423,750	MGM Growth Properties Operating Partnership LP, Term Loan B	4.000	04/25/23	30,677,332

				68,136,501

	Retail - 6.7%
17,561,137	Academy Ltd., Term Loan	5.000	07/01/22	17,023,327
19,896,254	Ascena Retail Group, Inc., Term Loan B	5.250	08/21/22	19,411,382
40,282,224	Dollar Tree, Inc., Term Loan B1	3.500	07/06/22	40,588,571
53,715,430	Neiman Marcus Group, Inc., Term Loan	4.250	10/25/20	50,789,819
81,950,233	New Red Finance, Inc., Term Loan B2 (Canada)	3.750	12/10/21	82,394,403
29,937,343	Petco Animal Supplies, Inc., Term Loan B1	5.000	01/26/23	30,174,297
80,178,010	PetSmart, Inc., Term Loan B1	4.250	03/11/22	80,439,391

				320,821,190

	Semiconductors - 4.3%
	Avago Technologies Cayman Finance Ltd. (Singapore)
77,025,000	Term Loan A	2.231	02/01/21	75,677,063
89,305,124	Term Loan B1	4.250	02/01/23	89,500,255
40,000,000	ON Semiconductor Corp., Term Loan	5.250	03/31/23	40,533,400

				205,710,718

	Software - 3.8%
51,847,116	BMC Software Finance, Inc., Term Loan	5.000	09/10/20	47,751,194
	First Data Corp.
52,443,846	Extended Term Loan	4.488	03/24/21	52,767,424
37,000,000	Term Loan	4.238	07/10/22	37,167,055
42,887,165	Infor US, Inc., Term Loan B5	3.750	06/03/20	42,463,655

				180,149,328

	Telecommunications - 4.5%
34,404,080	Avaya, Inc., Term Loan B7	6.250	05/29/20	26,095,494
57,670,397	Intelsat Jackson Holdings SA, Term Loan B2 (Luxembourg)	3.750	06/30/19	54,808,792
	Level 3 Communications, Inc.
30,000,000	Term Loan B	4.000	01/15/20	30,180,000
36,000,000	Term Loan B2	3.500	05/31/22	36,168,840
36,260,048	LTS Buyer LLC, Term Loan B	4.000	04/13/20	36,350,698
33,827,506	T-Mobile USA, Inc., Term Loan	3.500	11/09/22	34,069,204
78,051	West Corp., Term Loan B10	3.250	06/30/18	78,088

				217,751,116

	Total Variable Rate Senior Loan Interests (Cost $4,339,596,056)			4,156,043,599

Schedule of Investments

	Corporate Bonds - 4.5%
	Computers - 0.7%
$33,500,000	Denali Borrower LLC(e)	5.625%	10/15/20	$35,218,550

	Healthcare-Services - 0.5%
8,000,000	HCA, Inc.	3.750	03/15/19	8,320,000
1,111,000	HCA, Inc.	6.500	02/15/20	1,226,266
14,500,000	HCA, Inc.	4.750	05/01/23	15,152,500

				24,698,766

	Media - 1.6%
37,174,000	iHeartCommunications, Inc.	9.000	12/15/19	30,052,577
5,802,000	Univision Communications, Inc.(e)	6.750	09/15/22	6,222,645
39,000,000	Univision Communications, Inc.(e)	5.125	05/15/23	40,267,500

				76,542,722

	Packaging & Containers - 0.6%
29,500,000	Reynolds Group Holdings, Inc. (New Zealand)	5.750	10/15/20	30,532,500

	Software - 1.0%
35,015,000	First Data Corp.(e)	6.750	11/01/20	36,525,652
13,000,000	First Data Corp.(e)	5.000	01/15/24	13,146,250

				49,671,902

	Telecommunications - 0.1%
2,986,000	Avaya, Inc.(e)	7.000	04/01/19	2,269,360

	Total Corporate Bonds (Cost $219,910,316)			218,933,800

Number of Shares
	Money Market Fund - 10.4%
497,547,256	Invesco Premier Portfolio - Institutional Class, 0.36%(f) (Cost $497,547,256)			497,547,256

	Total Investments (Cost $5,057,053,628)(g) - 101.6%			4,872,524,655
	Other assets less liabilities - (1.6)%			(78,293,092)

	Net Assets - 100.0%			$4,794,231,563

Investment Abbreviations:

DIP - Debtor-in-Possession

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at July 31, 2016 represented less than 1% of the Fund’s Net Assets.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $133,649,957, which represented 2.79% of the Fund’s Net Assets.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(g)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting. The net unrealized depreciation was $184,528,973, which consisted of aggregate gross unrealized appreciation of $34,790,123 and aggregate gross unrealized depreciation of $219,319,096.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -99.9%
	Australia - 5.9%
158,513	Alumina Ltd.	$159,633
15,256	Amcor Ltd.	174,162
21,144	Aristocrat Leisure Ltd.	256,164
52,205	Aurizon Holdings Ltd.	206,328
147,070	AusNet Services	197,852
38,697	BlueScope Steel Ltd.	248,528
16,877	Brambles Ltd.	172,528
26,688	Challenger Ltd.	192,700
24,698	Coca-Cola Amatil Ltd.	173,075
2,015	CSL Ltd.	180,717
27,838	Dexus Property Group REIT	206,716
92,427	DUET Group	188,970
32,917	DuluxGroup Ltd.	166,123
5,065	Flight Centre Travel Group Ltd.	123,920
95,430	Fortescue Metals Group Ltd.	321,315
32,039	Goodman Group REIT	183,608
42,250	GPT Group (The) REIT	180,149
43,914	Harvey Norman Holdings Ltd.	161,544
86,151	Healthscope Ltd.	193,818
41,328	Insurance Australia Group Ltd.	189,725
45,870	Macquarie Atlas Roads Group	202,906
116,193	Mirvac Group REIT	194,287
12,523	Newcrest Mining Ltd.(a)	237,953
30,281	Oil Search Ltd.	163,177
90,153	Orora Ltd.	196,655
40,757	OZ Minerals Ltd.	197,945
4,134	REA Group Ltd.	205,081
47,799	Scentre Group REIT	192,547
92,835	Shopping Centres Australasia Property Group REIT	168,637
11,618	Sonic Healthcare Ltd.	202,919
40,623	Star Entertainment Group Ltd. (The)	182,783
50,987	Stockland REIT	195,313
18,497	Suncorp Group Ltd.	188,808
33,474	Sydney Airport	192,341
49,660	Tabcorp Holdings Ltd.	184,569
42,155	Telstra Corp. Ltd.	184,870
20,216	TPG Telecom Ltd.	197,135
18,721	Transurban Group	178,715
22,589	Treasury Wine Estates Ltd.	165,679
68,649	Vicinity Centres REIT	180,531
5,280	Wesfarmers Ltd.	172,281
20,852	Westfield Corp. REIT	169,263
7,808	Woodside Petroleum Ltd.	157,441
9,573	Woolworths Ltd.	170,330

		8,359,741

	Austria - 0.4%
3,201	Andritz AG	163,226
26,171	Telekom Austria AG	154,055
6,462	Vienna Insurance Group AG Wiener Versicherung Gruppe	128,336
5,013	voestalpine AG	176,695

		622,312

	Belgium - 1.2%
1,191	Ackermans & van Haaren NV	$144,171
4,016	Ageas	135,154
6,217	bpost SA	162,855
2,842	Colruyt SA	158,554
2,009	Groupe Bruxelles Lambert SA	169,503
2,755	KBC Groep NV(a)	143,210
4,752	Proximus SADP	148,338
1,676	Solvay SA	173,943
3,038	Telenet Group Holding NV(a)	144,128
2,057	UCB SA	160,948
3,491	Umicore SA	201,983

		1,742,787

	Canada - 4.2%
4,600	Agnico Eagle Mines Ltd.	268,017
1,787	Agrium, Inc.	162,386
3,344	Alimentation Couche-Tard, Inc., Class B	151,372
2,769	Bank of Montreal	177,727
3,570	BCE, Inc.	171,184
2,269	Canadian Imperial Bank of Commerce	172,587
2,696	Canadian National Railway Co.	171,119
1,300	Canadian Pacific Railway Ltd.	195,002
1,574	Canadian Tire Corp. Ltd., Class A	165,590
6,132	Canadian Utilities Ltd., Class A	188,984
12,775	Cenovus Energy, Inc.	183,095
3,615	CGI Group, Inc., Class A(a)	175,726
4,478	Enbridge, Inc.	184,436
297	Fairfax Financial Holdings Ltd.	159,429
5,341	Fortis, Inc.	177,139
2,705	Franco-Nevada Corp.	208,820
1,875	George Weston Ltd.	166,731
4,754	Imperial Oil Ltd.	146,442
2,442	Intact Financial Corp.	175,259
8,479	Inter Pipeline Ltd.	177,376
2,978	Loblaw Cos. Ltd.	166,319
4,801	Metro, Inc.	174,766
5,515	National Bank of Canada	189,084
6,155	Pembina Pipeline Corp.	179,734
8,440	Potash Corp. of Saskatchewan, Inc.	131,708
7,926	RioCan Real Estate Investment Trust REIT	176,140
4,097	Rogers Communications, Inc., Class B	181,185
5,362	Saputo, Inc.	161,306
9,030	Shaw Communications, Inc., Class B	183,363
4,753	SNC-Lavalin Group, Inc.	205,020
5,168	Sun Life Financial, Inc.	170,490
6,270	Suncor Energy, Inc.	168,957
5,351	TELUS Corp.	179,276
3,955	Toronto-Dominion Bank (The)	172,539

		6,018,308

	China - 0.7%
21,561	AAC Technologies Holdings, Inc.	201,163
399,244	FIH Mobile Ltd.	135,826
1,756,345	Semiconductor Manufacturing International Corp.(a)	142,591
160,366	Tingyi Cayman Islands Holding Corp.	138,668
232,433	Uni-President China Holdings Ltd.	178,220
219,968	Want Want China Holdings Ltd.	134,646

		931,114

	Denmark - 1.2%
48	A.P. Moeller - Maersk A/S, Class A	62,747
69	A.P. Moeller - Maersk A/S, Class B	93,674
2,505	Chr. Hansen Holding A/S	157,649
2,059	Coloplast A/S, Class B	161,589
5,588	Danske Bank A/S	151,893

Schedule of Investments

3,788	DSV A/S	$168,686
4,592	ISS A/S	177,150
3,428	Jyske Bank A/S	142,605
1,216	Pandora A/S	158,320
8,478	Tryg A/S	158,179
2,256	Vestas Wind Systems A/S	157,512
8,915	William Demant Holding A/S(a)	182,014

		1,772,018

	Finland - 1.0%
4,388	Elisa Oyj	159,179
11,450	Fortum Oyj	190,139
3,860	Kesko Oyj, Class B	172,054
3,537	Kone Oyj, Class B	179,133
4,999	Neste Oyj	189,338
4,600	Orion Oyj, Class B	188,423
3,360	Sampo Oyj, Class A	139,284
3,806	Wartsila Oyj Abp	165,220

		1,382,770

	France - 6.1%
3,539	Accor SA	148,109
1,341	Aeroports de Paris	142,639
1,479	Air Liquide SA	157,765
2,076	Atos SE	203,525
1,429	bioMerieux	197,590
3,121	BNP Paribas SA	154,802
3,949	Bouygues SA	116,847
7,887	Bureau Veritas SA	171,366
1,803	Capgemini SA	173,293
863	Christian Dior SE	156,097
3,919	Cie de Saint-Gobain	166,094
1,670	Cie Generale des Etablissements Michelin	170,762
10,397	CNP Assurances	158,875
2,240	Danone SA	172,536
2,055	Dassault Systemes	169,754
2,282	Eiffage SA	175,388
9,996	Engie SA	164,596
1,315	Essilor International SA	168,446
1,878	Euler Hermes Group	155,384
2,722	Eurazeo SA	174,018
5,074	Eutelsat Communications SA	100,884
1,884	Fonciere des Regions REIT	177,265
1,261	Gecina SA REIT	190,788
14,503	Groupe Eurotunnel SE	150,730
453	Hermes International	194,927
643	Iliad SA	125,004
2,514	Imerys SA	178,348
1,544	Ingenico Group	169,256
2,896	Ipsen SA	188,964
3,911	JCDecaux SA	133,894
3,117	Legrand SA	172,014
924	L’Oreal SA	175,913
914	LVMH Moet Hennessy Louis Vuitton SE	156,787
8,849	Orange SA	135,468
1,871	Orpea	165,392
2,480	Publicis Groupe SA	184,699
2,275	Remy Cointreau SA	198,993
2,355	Sartorius Stedim Biotech	167,173
4,305	SCOR SE	125,816
1,687	SEB SA	224,681
4,137	SFR Group SA	97,752
1,117	Societe BIC SA	165,129
1,543	Sodexo SA	180,742
8,844	Suez	143,551
3,161	Technip SA	176,474
2,003	Teleperformance	186,334
2,009	Thales SA	183,073

3,436	Total SA	$164,297
609	Unibail-Rodamco SE REIT	167,632
3,291	Valeo SA	168,919
6,868	Veolia Environnement SA	152,528
2,250	Vinci SA	170,816
7,322	Vivendi SA	143,983

		8,716,112

	Germany - 5.5%
1,455	Adidas AG	238,770
1,015	Allianz SE	145,624
3,035	Axel Springer SE	166,335
1,458	Bayer AG	156,878
1,766	Beiersdorf AG	165,866
3,188	Brenntag AG	158,321
749	Continental AG	157,044
1,812	Deutsche Boerse AG	152,193
10,110	Deutsche Lufthansa AG	120,178
6,374	Deutsche Post AG	190,239
9,037	Deutsche Telekom AG	153,858
5,890	Deutsche Wohnen BR AG	220,483
5,018	Evonik Industries AG	156,445
2,246	Fielmann AG	173,601
2,687	Fraport AG Frankfurt Airport Services Worldwide	146,932
1,822	Fresenius Medical Care AG & Co. KGaA	166,582
2,323	Fresenius SE & Co. KGaA	173,500
1,261	FUCHS PETROLUB SE	48,501
2,578	FUCHS PETROLUB SE (Preference Shares)	108,813
3,549	GEA Group AG	189,445
1,481	Hannover Rueck SE	151,569
2,093	HeidelbergCement AG	177,269
632	Henkel AG & Co. KGaA	68,624
933	Henkel AG & Co. KGaA (Preference Shares)	116,227
1,436	HOCHTIEF AG	188,281
2,789	HUGO BOSS AG	165,452
12,398	Infineon Technologies AG	205,188
7,070	K+S AG	147,724
3,105	KION Group AG	170,240
1,920	LEG Immobilien AG	192,783
1,112	Linde AG	160,038
1,501	MAN SE	157,409
1,685	MTU Aero Engines AG	172,221
774	Muenchener Rueckversicherungs-Gesellschaft AG	129,136
3,301	Osram Licht AG	171,611
3,001	ProSiebenSat.1 Media SE	137,222
316	Rational AG	152,902
12,189	RWE AG(a)	216,791
812	RWE AG NVTG (Preference Shares)	10,542
1,995	SAP SE	174,926
2,404	Sartorius AG (Preference Shares)	192,158
1,653	Siemens AG	179,523
10,327	Suedzucker AG	258,333
2,460	Symrise AG	173,416
5,372	Talanx AG	161,685
10,306	TUI AG	134,712
3,105	United Internet AG	137,289
4,894	Vonovia Se	194,008
3,713	Wirecard AG	172,684

		7,859,571

	Hong Kong - 5.3%
18,691	ASM Pacific Technology Ltd.	138,859
56,851	Cafe de Coral Holdings Ltd.	191,214
314,422	Champion REIT	181,523

Schedule of Investments

15,926	Cheung Kong Infrastructure Holdings Ltd.	$140,790
238,883	Chow Tai Fook Jewellery Group Ltd.	184,089
17,344	CLP Holdings Ltd.	180,593
28,166	Dah Sing Financial Holdings Ltd.	188,742
219,780	First Pacific Co. Ltd.	170,501
1,389,096	Global Brands Group Holding Ltd.(a)	121,726
48,595	Great Eagle Holdings Ltd.	219,493
9,223	Hang Seng Bank Ltd.	164,613
30,517	Henderson Land Development Co. Ltd.	181,687
94,022	Hong Kong & China Gas Co. Ltd.	174,475
25,334	Hongkong Land Holdings Ltd.	162,138
333,324	Hopewell Highway Infrastructure Ltd.	170,529
49,381	Hopewell Holdings Ltd.	163,862
345,353	Hutchison Port Holdings Trust	164,043
431,622	Hutchison Telecommunications Hong Kong Holdings Ltd.	157,966
37,942	Hysan Development Co. Ltd.	174,554
2,720	Jardine Matheson Holdings Ltd.	161,296
5,197	Jardine Strategic Holdings Ltd.	159,028
51,962	Johnson Electric Holdings Ltd.	130,575
102,447	Kerry Logistics Network Ltd.	146,278
197,677	Kowloon Development Co. Ltd.	183,158
126,064	Lifestyle China Group Ltd.(a)	25,180
126,064	Lifestyle International Holdings Ltd.	177,725
26,961	Link REIT	201,167
32,614	MTR Corp. Ltd.	184,506
105,164	NWS Holdings Ltd.	171,841
40,235	Orient Overseas International Ltd.	142,586
254,055	PCCW Ltd.	184,977
15,640	Power Assets Holdings Ltd.	153,075
489,413	Sa Sa International Holdings Ltd.	213,174
159,619	Shangri-La Asia Ltd.	171,345
104,692	Sino Land Co. Ltd.	186,720
240,620	Sun Art Retail Group Ltd.	167,133
13,868	Sun Hung Kai Properties Ltd.	198,371
15,501	Swire Pacific Ltd., Class A	185,174
58,685	Swire Properties Ltd.	163,351
39,393	Techtronic Industries Co. Ltd.	166,761
159,273	Texwinca Holdings Ltd.	125,203
13,423	VTech Holdings Ltd.	145,907
258,723	WH Group Ltd.(b)	203,712
28,874	Wharf Holdings Ltd. (The)	198,882
43,880	Yue Yuen Industrial Holdings Ltd.	178,122

		7,556,644

	Indonesia - 0.1%
599,491	Golden Agri-Resources Ltd.	160,686

	Ireland - 0.3%
1,782	Kerry Group PLC, Class A	152,543
1,074	Paddy Power Betfair PLC	125,484
1,833	Ryanair Holdings PLC ADR	129,721

		407,748

	Israel - 2.9%
16,285	Airport City Ltd.(a)	174,027
21,509	Alony Hetz Properties & Investments Ltd. REIT	185,440
47,771	Amot Investments Ltd.	199,913
4,240	Azrieli Group Ltd.	186,113
31,087	Bank Hapoalim BM	158,070
46,919	Bank Leumi Le-Israel BM(a)	168,649
66,464	Bezeq The Israeli Telecommunication Corp. Ltd.	131,484
14,019	Clal Insurance Enterprise Holdings Ltd.(a)	150,658
16,671	Delek Automotive Systems Ltd.	144,735
376	Delek Energy Systems Ltd.(a)	200,262
1,858	Elbit Systems Ltd.	187,097

12,957	First International Bank of Israel Ltd.	$163,382
2,920	Frutarom Industries Ltd.	146,176
18,570	Gazit-Globe Ltd.	182,124
43,376	Harel Insurance Investments & Financial Services Ltd.	159,101
36,879	Israel Chemicals Ltd.	149,687
94,742	Israel Discount Bank Ltd., Class A(a)	163,115
4,659	Melisron Ltd.	198,271
240,449	Migdal Insurance & Financial Holding Ltd.(a)	146,235
13,481	Mizrahi Tefahot Bank Ltd.	163,517
2,537	Nice Ltd.	174,663
405,740	Oil Refineries Ltd.(a)	146,055
1,018	Paz Oil Co. Ltd.	165,865
100,907	Shikun & Binui Ltd.	178,124
11,452	Strauss Group Ltd.	183,525

		4,206,288

	Italy - 1.4%
6,121	Atlantia SpA	152,981
18,918	Davide Campari-Milano SpA	195,367
76,910	Enel SpA	354,167
20,048	Finecobank Banca Fineco SpA	119,043
2,770	Luxottica Group SpA	134,465
58,411	Parmalat SpA	153,628
51,998	Prada SpA	154,454
7,590	Prysmian SpA	177,559
6,477	Recordati SpA	210,117
28,857	Snam SpA	166,994
29,691	Terna-Rete Elettrica Nationale SpA	161,694

		1,980,469

	Japan - 33.4%
43,094	77 Bank Ltd. (The)	166,935
2,591	ABC-Mart, Inc.	166,860
33,147	ACOM Co. Ltd.(a)	158,482
16,536	Advantest Corp.	221,373
11,173	Air Water, Inc.	192,095
6,261	Ajinomoto Co., Inc.	161,191
8,043	Alfresa Holdings Corp.	177,992
53,246	ANA Holdings, Inc.	152,903
4,169	Aoyama Trading Co. Ltd.	154,377
47,026	Aozora Bank Ltd.	173,907
31,391	Asahi Glass Co. Ltd.	182,860
5,162	Asahi Group Holdings Ltd.	176,088
3,522	Asahi Intecc Co. Ltd.	163,067
26,578	Asahi Kasei Corp.	203,034
4,587	ASKUL Corp.	159,561
10,506	Astellas Pharma, Inc.	176,475
8,976	Autobacs Seven Co. Ltd.	130,675
33,410	Awa Bank Ltd. (The)	206,683
6,204	Azbil Corp.	188,569
7,897	Bandai Namco Holdings, Inc.	210,900
17,925	Bic Camera, Inc.	159,862
4,306	Bridgestone Corp.	151,299
13,540	Brother Industries Ltd.	156,294
3,634	Calbee, Inc.	159,919
21,337	Calsonic Kansei Corp.	167,182
9,234	Canon Marketing Japan, Inc.	160,109
5,391	Canon, Inc.	154,389
7,289	Capcom Co. Ltd.	149,642
8,008	Casio Computer Co. Ltd.	115,410
906	Central Japan Railway Co.	169,911
4,328	Century Tokyo Leasing Corp.	151,608
18,398	Chiyoda Corp.	130,690
11,430	Chubu Electric Power Co., Inc.	168,352
4,918	Chugai Pharmaceutical Co. Ltd.	185,472
14,675	Chugoku Bank Ltd. (The)	167,391

Schedule of Investments

11,466	Chugoku Electric Power Co., Inc. (The)	$144,661
27,788	Citizen Holdings Co. Ltd.	150,213
8,359	Coca-Cola East Japan Co. Ltd.	162,066
6,597	Coca-Cola West Co. Ltd.	182,941
8,960	Colopl, Inc.	135,425
10,297	COMSYS Holdings Corp.	172,513
7,897	Cookpad, Inc.	111,499
1,023	Cosmos Pharmaceutical Corp.	214,612
3,731	CyberAgent, Inc.	211,515
17,445	Dai Nippon Printing Co. Ltd.	196,434
11,738	Daicel Corp.	133,317
6,934	Daiichi Sankyo Co. Ltd.	166,508
2,270	Daikin Industries Ltd.	199,612
94,955	Daikyo, Inc.	167,701
46,144	Daishi Bank Ltd. (The)	177,399
1,140	Daito Trust Construction Co. Ltd.	191,214
5,443	Daiwa House Industry Co. Ltd.	153,967
25,608	Daiwa Securities Group, Inc.	146,249
9,850	DeNA Co. Ltd.	254,504
4,587	Don Quijote Holdings Co. Ltd.	181,493
2,466	Eisai Co. Ltd.	145,431
4,856	Electric Power Development Co. Ltd.	112,344
7,683	EXEDY Corp.	183,669
2,882	Ezaki Glico Co. Ltd.	173,227
3,166	FamilyMart Co. Ltd.	187,207
535	Fast Retailing Co. Ltd.	174,514
3,977	FP Corp.	208,387
13,310	Fuji Media Holdings, Inc.	159,873
4,042	FUJIFILM Holdings Corp.	147,071
32,176	Fukuyama Transporting Co. Ltd.	182,724
68,704	Furukawa Electric Co. Ltd.	181,003
4,480	Glory Ltd.	125,458
36,919	GS Yuasa Corp.	152,381
62,520	GungHo Online Entertainment, Inc.	142,139
35,217	Gunma Bank Ltd. (The)	143,638
8,740	H2O Retailing Corp.	115,897
34,140	Hachijuni Bank Ltd. (The)	161,564
13,338	Hakuhodo DY Holdings, Inc.	157,477
4,705	Hankyu Hanshin Holdings, Inc.	175,832
7,575	Heiwa Corp.	156,253
2,133	Hikari Tsushin, Inc.	177,949
1,350	Hirose Electric Co. Ltd.	169,005
5,762	HIS Co. Ltd.	154,276
3,439	Hisamitsu Pharmaceutical Co., Inc.	195,297
5,492	Hitachi High-Technologies Corp.	189,167
10,522	Hitachi Transport System Ltd.	206,980
104,762	Hokuhoku Financial Group, Inc.	135,955
10,088	Hokuriku Electric Power Co.	120,089
1,944	Hoshizaki Corp.	177,357
8,023	House Foods Group, Inc.	197,434
16,857	Hulic Co. Ltd.	176,654
42,221	Hyakugo Bank Ltd. (The)	163,965
53,927	Hyakujushi Bank Ltd. (The)	181,537
5,049	Ito EN Ltd.	186,964
7,642	ITOCHU Techno-Solutions Corp.	185,001
22,726	Iyo Bank Ltd. (The)	148,350
4,037	Izumi Co. Ltd.	176,275
4,286	Japan Airlines Co. Ltd.	133,659
3,731	Japan Tobacco, Inc.	146,531
9,936	JGC Corp.	146,880
44,195	Joyo Bank Ltd. (The)	174,650
10,795	JSR Corp.	149,045
50,379	Juroku Bank Ltd. (The)	145,014
8,180	Kagome Co. Ltd.	222,848
26,756	Kajima Corp.	198,937
2,332	Kaken Pharmaceutical Co. Ltd.	155,414

15,879	Kamigumi Co. Ltd.	$144,094
20,976	Kandenko Co. Ltd.	205,288
2,952	Kao Corp.	159,950
92,378	Kawasaki Kisen Kaisha Ltd.	228,951
5,895	KDDI Corp.	180,902
22,352	Keihan Holdings Co. Ltd.	161,176
16,999	Keikyu Corp.	173,166
16,593	Keio Corp.	155,268
11,330	Keisei Electric Railway Co. Ltd.	149,467
40,738	Keiyo Bank Ltd. (The)	175,298
6,781	Kewpie Corp.	209,415
321	Keyence Corp.	228,398
4,537	Kikkoman Corp.	161,806
12,206	Kinden Corp.	148,399
36,043	Kintetsu Group Holdings Co. Ltd.	156,502
6,418	Kissei Pharmaceutical Co. Ltd.	147,604
3,616	Kobayashi Pharmaceutical Co. Ltd.	172,358
8,272	Komeri Co. Ltd.	187,257
6,246	Konami Holdings Corp.	243,173
17,818	Konica Minolta, Inc.	145,347
1,680	Kose Corp.	157,042
9,058	K’s Holdings Corp.	168,371
13,632	Kuraray Co. Ltd.	173,983
7,025	Kurita Water Industries Ltd.	156,766
3,417	Kyocera Corp.	163,073
8,004	KYORIN Holdings, Inc.	172,677
9,895	Kyowa Hakko Kirin Co. Ltd.	174,081
2,032	Lawson, Inc.	156,834
8,262	Lintec Corp.	176,309
14,470	Lion Corp.	219,835
6,241	M3, Inc.	201,568
9,932	Maeda Road Construction Co. Ltd.	189,075
2,501	Makita Corp.	176,926
29,829	Marubeni Corp.	140,057
5,564	Maruichi Steel Tube Ltd.	206,848
17,604	Matsui Securities Co. Ltd.	155,453
3,310	Matsumotokiyoshi Holdings Co. Ltd.	147,438
1,919	MEIJI Holdings Co. Ltd.	201,478
14,936	Mitsubishi Electric Corp.	177,437
8,180	Mitsubishi Estate Co. Ltd.	153,966
5,833	Mitsubishi Shokuhin Co. Ltd.	161,242
8,364	Mitsubishi Tanabe Pharma Corp.	157,021
12,823	Mitsui & Co. Ltd.	151,208
6,499	Mitsui Fudosan Co. Ltd.	142,904
2,046	Mochida Pharmaceutical Co. Ltd.	156,717
7,889	Nabtesco Corp.	213,150
14,476	Nagase & Co. Ltd.	170,489
32,294	Nagoya Railroad Co. Ltd.	182,133
26,671	Nankai Electric Railway Co. Ltd.	148,338
68,803	NEC Corp.	190,663
10,137	Nexon Co. Ltd.	152,325
6,956	NH Foods Ltd.	169,887
16,857	NHK Spring Co. Ltd.	149,350
18,758	Nichirei Corp.	179,371
6,080	Nihon Kohden Corp.	170,265
2,989	Nihon M&a Center, Inc.	183,449
9,941	Nikon Corp.	141,716
1,106	Nintendo Co. Ltd.	232,078
10,448	Nippo Corp.	192,781
31,716	Nippon Electric Glass Co. Ltd.	145,451
33,443	Nippon Express Co. Ltd.	170,666
15,156	Nippon Kayaku Co. Ltd.	158,089
9,064	Nippon Paper Industries Co. Ltd.	165,210
4,159	Nippon Shinyaku Co. Ltd.	229,692
3,734	Nippon Telegraph & Telephone Corp.	177,837
8,717	Nippon Television Holdings, Inc.	147,403

Schedule of Investments

15,994	Nipro Corp.	$200,071
20,777	Nishi-Nippon Railroad Co. Ltd.	108,867
6,669	Nissan Chemical Industries Ltd.	214,090
15,257	Nissan Shatai Co. Ltd.	154,677
9,167	Nisshin Seifun Group, Inc.	151,792
3,268	Nissin Foods Holdings Co. Ltd.	186,224
2,026	Nitori Holdings Co. Ltd.	251,854
8,130	Nomura Real Estate Holdings, Inc.	141,522
4,495	Nomura Research Institute Ltd.	159,651
61,774	North Pacific Bank Ltd.	203,733
8,068	NS Solutions Corp.	153,669
3,161	NTT Data Corp.	157,610
6,582	NTT DoCoMo, Inc.	176,584
15,122	NTT Urban Development Corp.	162,751
16,105	Obayashi Corp.	177,417
3,064	OBIC Co. Ltd.	180,279
13,514	Odakyu Electric Railway Co. Ltd.	160,873
40,728	OJI Holdings Corp.	170,884
30,937	Okasan Securities Group, Inc.	158,179
4,052	Olympus Corp.	141,544
4,012	Ono Pharmaceutical Co. Ltd.	144,962
3,081	Oracle Corp. Japan	188,194
85,353	Orient Corp.(a)	161,570
2,133	Oriental Land Co. Ltd.	135,491
40,675	Osaka Gas Co. Ltd.	165,185
8,853	OSG Corp.	148,234
3,096	Otsuka Corp.	159,807
4,194	Otsuka Holdings Co. Ltd.	200,277
21,232	PanaHome Corp.	168,845
5,773	Park24 Co. Ltd.	196,592
2,056	Pola Orbis Holdings, Inc.	203,825
30,555	Rengo Co. Ltd.	200,947
6,398	Resorttrust, Inc.	146,395
15,175	Ricoh Co. Ltd.	135,633
1,706	Rinnai Corp.	168,627
8,272	Rohto Pharmaceutical Co. Ltd.	144,156
784	Ryohin Keikaku Co. Ltd.	175,412
25,304	San-in Godo Bank Ltd. (The)	196,783
4,164	Sankyo Co. Ltd.	152,567
7,719	Sanrio Co. Ltd.	138,134
10,038	Santen Pharmaceutical Co. Ltd.	168,173
6,700	Sapporo Holdings Ltd.	187,954
2,265	Sawai Pharmaceutical Co. Ltd.	180,564
4,174	SCSK Corp.	175,130
2,051	Secom Co. Ltd.	155,278
7,683	Seibu Holdings, Inc.	136,140
9,495	Seiko Epson Corp.	169,916
9,174	Sekisui House Ltd.	154,728
44,815	Senshu Ikeda Holdings, Inc.	196,340
3,818	Seven & i Holdings Co. Ltd.	160,305
35,847	Seven Bank Ltd.	123,821
37,398	Shiga Bank Ltd. (The)	179,902
10,349	Shikoku Electric Power Co., Inc.	108,756
7,167	Shimachu Co. Ltd.	162,313
9,602	Shimadzu Corp.	141,381
1,384	Shimamura Co. Ltd.	203,106
1,019	Shimano, Inc.	161,572
19,413	Shimizu Corp.	198,894
3,305	Shionogi & Co. Ltd.	172,530
6,801	Shiseido Co. Ltd.	192,513
17,731	Shochiku Co. Ltd.	203,461
24,110	SKY Perfect JSAT Holdings, Inc.	107,041
3,131	SoftBank Group Corp.	174,231
2,969	Sohgo Security Services Co. Ltd.	147,747
24,989	Sotetsu Holdings, Inc.	136,789
6,505	Square Enix Holdings Co. Ltd.	204,065

6,827	Stanley Electric Co. Ltd.	$167,802
4,480	START TODAY Co. Ltd.	214,197
3,161	Sugi Holdings Co. Ltd.	159,153
13,270	Sumitomo Dainippon Pharma Co. Ltd.	249,383
42,601	Sumitomo Osaka Cement Co. Ltd.	204,515
8,227	Sumitomo Real Estate Sales Co. Ltd.	177,408
5,264	Sumitomo Realty & Development Co. Ltd.	137,937
10,456	Sumitomo Rubber Industries Ltd.	149,364
2,280	Sundrug Co. Ltd.	198,667
3,713	Suntory Beverage & Food Ltd.	162,128
25,167	Taisei Corp.	227,150
1,919	Taisho Pharmaceutical Holdings Co. Ltd.	211,027
11,765	Temp Holdings Co. Ltd.	192,859
4,473	Terumo Corp.	193,567
6,506	TIS, Inc.	169,752
29,752	Tobu Railway Co., Ltd.	161,120
6,132	Toho Co. Ltd.	179,799
21,735	Toho Gas Co. Ltd.	192,356
11,621	Tohoku Electric Power Co., Inc.	149,904
4,261	Tokio Marine Holdings, Inc.	167,970
9,388	Tokyo Broadcasting System Holdings, Inc.	134,474
29,018	Tokyo Electric Power Co. Holdings, Inc.(a)	114,390
33,696	Tokyo Gas Co. Ltd.	144,339
12,591	Tokyo Tatemono Co. Ltd.	158,363
18,778	Tokyu Corp.	155,193
22,940	Tokyu Fudosan Holdings Corp.	137,884
20,272	TonenGeneral Sekiyu K.K.	183,760
12,950	Toppan Forms Co. Ltd.	144,303
18,283	Toppan Printing Co. Ltd.	162,698
18,848	Toray Industries, Inc.	173,004
4,174	Toyo Suisan Kaisha Ltd.	186,534
104,121	Toyobo Co. Ltd.	198,113
6,827	TS Tech Co. Ltd.	157,877
6,037	Tsumura & Co.	171,417
1,807	Tsuruha Holdings, Inc.	206,293
8,480	TV Asahi Corp.	140,251
6,714	Unicharm Corp.	139,148
11,158	Ushio, Inc.	139,577
9,340	USS Co. Ltd.	159,760
12,796	Wacoal Holdings Corp.	141,089
2,989	Welcia Holdings Co. Ltd.	198,032
3,133	Yakult Honsha Co. Ltd.	151,017
30,463	Yamada Denki Co. Ltd.	161,106
5,336	Yamaha Corp.	149,117
7,483	Yamato Holdings Co. Ltd.	184,620
15,782	Yokogawa Electric Corp.	206,505
9,713	Yokohama Rubber Co. Ltd. (The)	132,306
5,015	Zenkoku Hosho Co. Ltd.	199,895
23,472	Zeon Corp.	196,049

		47,808,922

	Luxembourg - 0.6%
430	Eurofins Scientific SE	161,300
79,266	L’Occitane International SA	165,479
1,789	RTL Group SA	152,522
5,671	SES SA FDR, Class A	124,264
14,098	Tenaris SA	188,551

		792,116

	Netherlands - 1.4%
2,604	Akzo Nobel NV	168,775
1,674	ASML Holding NV	185,211
4,221	Boskalis Westminster NV	155,104
2,437	Gemalto NV	160,704
2,121	Heineken Holding NV, Class A	177,791
1,893	Heineken NV	178,747
6,438	Koninklijke Ahold Delhaize NV	153,777
3,107	Koninklijke DSM NV	198,944

Schedule of Investments

41,824	Koninklijke KPN NV	$137,643
3,306	Koninklijke Vopak NV	170,022
5,067	NN Group NV	136,696
4,078	Wolters Kluwer NV	171,578

		1,994,992

	New Zealand - 0.9%
172,793	Kiwi Property Group Ltd.	194,405
90,526	Mercury NZ Ltd.	204,350
55,662	Sky Network Television Ltd.	196,301
54,148	SKYCITY Entertainment Group Ltd.	197,991
68,794	Spark New Zealand Ltd.	195,728
70,603	Vector Ltd.	176,179
85,454	Warehouse Group Ltd. (The)	172,562

		1,337,516

	Norway - 0.8%
13,419	DNB ASA	147,925
9,902	Gjensidige Forsikring ASA	167,288
11,469	Marine Harvest ASA	195,532
38,612	Norsk Hydro ASA	165,168
18,933	Orkla ASA	176,003
5,549	Schibsted ASA, Class A	174,779
10,446	Telenor ASA	174,743

		1,201,438

	Portugal - 0.1%
49,968	EDP-Energias de Portugal SA	171,430

	Russia - 0.1%
443,657	United Co. RUSAL PLC	157,797

	Singapore - 2.8%
91,582	Ascendas Real Estate Investment Trust REIT	167,058
154,924	CapitaLand Commercial Trust Ltd. REIT	173,599
99,534	CapitaLand Mall Trust REIT	158,590
28,273	City Developments Ltd.	179,140
72,440	ComfortDelGro Corp. Ltd.	152,096
140,723	Frasers Centrepoint Ltd.	158,734
5,532	Jardine Cycle & Carriage Ltd.	161,582
85,143	M1 Ltd.	166,089
134,596	Olam International Ltd.	191,407
26,190	Oversea-Chinese Banking Corp. Ltd.	167,697
54,626	SATS Ltd.	177,735
75,951	Sembcorp Industries Ltd.	156,641
61,138	SIA Engineering Co. Ltd.	168,424
19,027	Singapore Airlines Ltd.	155,548
29,388	Singapore Exchange Ltd.	164,762
57,586	Singapore Press Holdings Ltd.	162,069
71,876	Singapore Technologies Engineering Ltd.	176,064
58,258	Singapore Telecommunications Ltd.	181,311
129,949	SMRT Corp. Ltd.	157,707
63,632	StarHub Ltd.	185,718
129,593	Suntec Real Estate Investment Trust REIT	161,135
26,028	Venture Corp. Ltd.	172,474
136,243	Wing Tai Holdings Ltd.	176,504
199,715	Yanlord Land Group Ltd.	175,463

		4,047,547

	South Korea - 8.1%
851	Amorepacific Corp. (Preference Shares)	170,937
1,295	AMOREPACIFIC Group	167,056
1,124	BGF Retail Co. Ltd.	200,186
21,897	BNK Financial Group, Inc.	172,220
526	CJ CheilJedang Corp.	184,780
882	CJ CheilJedang Corp. (Preference Shares)	159,841
819	CJ Corp.	146,596
963	CJ Korea Express Co. Ltd.(a)	172,371
1,896	Coway Co. Ltd.	145,058

34,668	Daewoo Engineering & Construction Co. Ltd.(a)	$192,505
22,944	DGB Financial Group, Inc.	184,552
2,780	Dongbu Insurance Co. Ltd.	157,595
5,941	Dongsuh Cos., Inc.	172,902
1,087	E-Mart, Inc.	158,661
7,421	GS Engineering & Construction Corp.(a)	190,138
3,532	GS Retail Co. Ltd.	158,919
9,151	Hana Financial Group, Inc.	225,068
65,871	Hanjin Shipping Co. Ltd.(a)	124,080
3,583	Hankook Tire Co. Ltd.	173,368
1,194	Hanmi Science Co. Ltd.	153,494
19,650	Hanon Systems	200,859
746	Hanssem Co. Ltd.	114,549
31,136	Hanwha Life Insurance Co. Ltd.	160,385
6,501	Hite Jinro Co. Ltd.	130,583
2,857	Hotel Shilla Co. Ltd.	152,013
1,429	Hyundai Department Store Co. Ltd.	158,190
4,779	Hyundai Development Co.-Engineering & Construction	189,001
4,787	Hyundai Engineering & Construction Co. Ltd.	157,266
992	Hyundai Glovis Co. Ltd.	148,780
762	Hyundai Mobis Co. Ltd.	173,468
1,788	Hyundai Motor Co. (2nd Preference Shares)	160,420
15,914	Industrial Bank of Korea	168,353
1,971	Kakao Corp.	159,946
4,500	Kangwon Land, Inc.	164,710
6,350	KB Financial Group, Inc.	199,545
451	KCC Corp.	158,835
2,675	KEPCO Plant Service & Engineering Co. Ltd.	163,822
3,980	Kia Motors Corp.	149,763
3,209	Korea Electric Power Corp.	175,612
4,283	Korea Investment Holdings Co. Ltd.	179,327
421	Korea Zinc Co. Ltd.	191,304
2,255	KT Corp. ADR	34,411
5,372	KT Corp.	152,266
1,779	KT&G Corp.	192,170
2,590	LG Corp.	146,824
7,588	LG Display Co. Ltd.	209,997
2,908	LG Electronics, Inc.	138,890
1,553	LG Hausys Ltd.	175,382
213	LG Household & Health Care Ltd.	191,674
18,816	LG Uplus Corp.	183,935
575	Lotte Chemical Corp.	155,794
789	Lotte Confectionery Co. Ltd.	133,478
766	Lotte Shopping Co. Ltd.	131,981
803	NCSOFT Corp.	179,934
3,383	NHN Entertainment Corp.(a)	199,027
464	Nongshim Co. Ltd.	139,389
161	Ottogi Corp.	112,254
12,422	Paradise Co. Ltd.	177,988
906	POSCO	183,198
9,443	POSCO Daewoo Corp.	179,983
2,089	S-1 Corp.	189,290
5,205	Samsung Card Co. Ltd.	200,505
1,702	Samsung Life Insurance Co. Ltd.	147,841
5,009	Shinhan Financial Group Co. Ltd.	178,645
898	Shinsegae Co. Ltd.	145,905
762	SK Holdings Co. Ltd.	141,836
6,092	SK Hynix, Inc.	187,086
32,057	SK Networks Co. Ltd.	177,721
858	SK Telecom Co. Ltd.	176,173
717	Yuhan Corp.	195,868

		11,626,503

Schedule of Investments

	Spain - 2.2%
10,871	Abertis Infraestructuras SA	$171,042
3,814	Amadeus IT Holding SA, Class A	179,109
91,198	Banco de Sabadell SA	124,724
173,728	Bankia SA	133,270
22,542	Bankinter SA	157,296
52,569	CaixaBank SA	132,091
4,320	Corp. Financiera Alba SA	183,862
30,217	Distribuidora Internacional de Alimentacion SA	188,583
21,916	EDP Renovaveis SA	177,410
5,607	Enagas SA	170,984
8,690	Endesa SA	182,642
8,037	Ferrovial SA	166,401
8,804	Gas Natural SDG SA	182,183
4,552	Grifols SA	99,820
3,529	Grifols SA (Preference Shares), Class B	59,333
23,960	Iberdrola SA	164,645
4,786	Industria de Diseno Textil SA	165,589
13,932	Mediaset Espana Comunicacion SA	160,157
7,924	Red Electrica Corp. SA	181,562
15,243	Zardoya Otis SA	149,660

		3,130,363

	Sweden - 2.0%
10,150	Alfa Laval AB	160,456
6,593	Electrolux AB, Series B	179,091
4,788	Hennes & Mauritz AB, Class B	145,042
4,575	Hexagon AB, Class B	180,943
24,742	Husqvarna AB, Class B	212,963
5,079	Industrivarden AB, Class A	93,207
4,302	Industrivarden AB, Class C	72,596
4,428	Investment AB Latour, Class B	172,431
15,093	Nordea Bank AB	134,863
15,518	Skandinaviska Enskilda Banken AB, Class A	136,479
7,162	Skanska AB, Class B	152,667
408	SKF AB, Class A	6,531
8,813	SKF AB, Class B	140,043
5,293	Svenska Cellulosa AB (SCA), Class B	157,858
12,121	Svenska Handelsbanken AB, Class A	146,303
299	Svenska Handelsbanken AB, Class B	3,718
7,491	Swedbank AB, Class A	157,836
4,964	Swedish Match AB	181,553
18,438	Tele2 AB, Class B	156,218
16,963	Telefonaktiebolaget LM Ericsson, Class B	126,824
33,770	Telia Co. AB	154,536

		2,872,158

	Switzerland - 3.3%
1,115	Actelion Ltd.	198,322
2,614	Adecco Group AG	143,892
3,244	Aryzta AG	122,349
1,222	Baloise Holding AG	138,075
239	Banque Cantonale Vaudoise	162,227
144	Barry Callebaut AG	188,931
1	Chocoladefabriken Lindt & Sprungli AG	70,852
12	Chocoladefabriken Lindt & Sprungli AG-PC	70,774
8,110	Coca-Cola HBC AG	168,083
2,403	DKSH Holding AG	170,320
104	Galenica AG	134,513
435	Geberit AG	168,338
82	Givaudan SA	169,014
289	Helvetia Holding AG	145,629
1,192	Kuehne + Nagel International AG	167,740
2,197	Nestle SA	176,633
2,141	Novartis AG	177,891

2,597	Pargesa Holding SA	$181,383
1,822	PSP Swiss Property AG	184,283
573	Roche Holding AG	146,741
20	Roche Holding AG - BR	5,165
308	Schindler Holding AG	59,659
596	Schindler Holding AG-PC	114,643
77	SGS SA	170,899
41	Sika AG	192,856
1,676	Sulzer AG	170,817
599	Swiss Life Holding AG	137,284
1,877	Swiss Prime Site AG	172,949
1,732	Swiss Re AG	145,789
313	Swisscom AG	154,516
2,965	Wolseley PLC	165,693
707	Zurich Insurance Group AG	170,376

		4,746,636

	United Kingdom - 7.5%
6,289	Admiral Group PLC	180,692
13,100	Ashtead Group PLC	208,019
2,737	AstraZeneca PLC	183,440
11,787	Babcock International Group PLC	151,801
21,659	BAE Systems PLC	153,561
67,101	Barclays PLC	137,689
18,904	Barratt Developments PLC	109,808
4,471	Bellway PLC	124,422
3,555	Berkeley Group Holdings PLC (The)	126,637
65,353	Booker Group PLC	150,978
15,953	British Land Co. PLC (The) REIT	142,123
5,697	Bunzl PLC	178,886
10,703	Capita PLC	136,420
33,329	Capital & Counties Properties PLC	128,770
23,520	CNH Industrial NV, Class A	167,802
8,672	Compass Group PLC	165,338
3,602	Croda International PLC	159,014
16,558	Daily Mail & General Trust PLC NV, Class A	157,846
1,926	DCC PLC	172,480
3,616	Derwent London PLC REIT	136,443
5,981	Diageo PLC	171,605
27,401	Direct Line Insurance Group PLC	127,404
24,522	Dixons Carphone PLC	113,790
29,088	DS Smith PLC	151,468
7,237	easyJet PLC	100,025
12,224	Halma PLC	170,251
19,515	Hammerson PLC REIT	144,449
22,766	Howden Joinery Group PLC	130,578
23,171	HSBC Holdings PLC	152,313
24,688	ICAP PLC	145,863
12,352	IMI PLC	175,805
15,112	Inchcape PLC	135,233
15,653	Informa PLC	148,387
11,442	Inmarsat PLC	118,798
20,033	International Consolidated Airlines Group SA	107,987
3,867	Intertek Group PLC	186,115
36,550	Intu Properties PLC REIT	145,631
45,360	ITV PLC	118,040
42,473	J Sainsbury PLC	126,486
17,141	John Wood Group PLC	150,090
32,332	Kingfisher PLC	144,364
10,595	Land Securities Group PLC REIT	153,893
149,136	Lloyds Banking Group PLC	105,241
26,335	Meggitt PLC	153,182
33,087	Melrose Industries PLC	300,698
23,564	Merlin Entertainments PLC(b)	148,045
7,462	Micro Focus International PLC	191,805

Schedule of Investments

11,712	National Grid PLC	$168,407
12,762	Pearson PLC	149,447
13,852	Pennon Group PLC	165,890
5,376	Persimmon PLC	120,413
8,375	Prudential PLC	148,445
1,702	Reckitt Benckiser Group PLC	165,459
9,405	RELX NV	170,115
8,979	RELX PLC	171,072
67,551	Rentokil Initial PLC	192,828
23,831	Royal Mail PLC	161,208
2,633	SABMiller PLC	154,306
26,458	Segro PLC REIT	155,618
5,237	Severn Trent PLC	170,283
9,314	Smith & Nephew PLC	153,712
11,099	Smiths Group PLC	186,118
26,028	Sports Direct International PLC(a)	100,044
7,962	SSE PLC	160,259
48,156	TalkTalk Telecom Group PLC	146,415
19,319	Tate & Lyle PLC	185,448
59,706	Taylor Wimpey PLC	122,633
12,036	United Utilities Group PLC	162,519
2,697	Whitbread PLC	138,183
27,125	William Hill PLC	115,208

		10,653,745

	United States - 0.5%
3,136	Carnival PLC	151,641
6,990	QIAGEN NV(a)	183,494
51,084	Samsonite International SA	145,156
4,258	Thomson Reuters Corp.	179,619
2,274	Valeant Pharmaceuticals International, Inc.(a)	50,710

		710,620

	Total Investments (Cost $137,859,308)(c) - 99.9%	142,968,351
	Other assets less liabilities - 0.1%	193,176

	Net Assets - 100.0%	$143,161,527

Investment Abbreviations:

ADR - American Depositary Receipt

FDR - Fiduciary Depositary Receipt

NVTG - Non-Voting Shares

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $351,757, which represented less than 1% of the Fund’s Net Assets.
(c)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period. At July 31, 2016, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $5,109,043, which consisted of aggregate gross unrealized appreciation of $11,828,884 and aggregate gross unrealized depreciation of $6,719,841.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -100.0%
	Consumer Discretionary - 17.3%
1,784	Advance Auto Parts, Inc.	$303,030
4,204	AMC Networks, Inc., Class A(b)	232,733
8,220	Aramark	294,687
5,508	AutoNation, Inc.(b)	293,852
360	AutoZone, Inc.(b)	293,029
6,145	Bed Bath & Beyond, Inc.	276,218
8,491	Best Buy Co., Inc.	285,298
6,089	Brinker International, Inc.	287,035
4,422	Burlington Stores, Inc.(b)	338,327
5,629	Cabela’s, Inc.(b)	290,625
5,693	Carnival Corp.	265,977
2,684	Carter’s, Inc.	271,755
632	Chipotle Mexican Grill, Inc.(b)	267,962
5,992	Choice Hotels International, Inc.	289,354
6,954	Coach, Inc.	299,787
7,195	CST Brands, Inc.	321,760
8,859	D.R. Horton, Inc.	291,284
4,057	Darden Restaurants, Inc.	249,749
6,359	Dick’s Sporting Goods, Inc.	326,153
4,617	Dillard’s, Inc., Class A	312,479
3,015	Dollar General Corp.	285,641
3,013	Dollar Tree, Inc.(b)	290,122
2,253	Domino’s Pizza, Inc.	331,867
6,344	Dunkin’ Brands Group, Inc.	287,447
4,983	Foot Locker, Inc.	297,086
15,309	Gap, Inc. (The)	394,819
6,466	Garmin Ltd.	351,298
2,841	Genuine Parts Co.	290,464
12,677	H&R Block, Inc.	301,586
9,894	Hanesbrands, Inc.	263,774
5,918	Harley-Davidson, Inc.	313,181
3,140	Hasbro, Inc.	255,062
2,075	Home Depot, Inc. (The)	286,848
5,074	John Wiley & Sons, Inc., Class A	292,770
12,073	Kate Spade & Co.(b)	261,863
7,564	Kohl’s Corp.	314,587
3,999	L Brands, Inc.	295,526
5,403	Leggett & Platt, Inc.	284,036
10,114	Liberty Interactive Corp. QVC Group, Class A(b)	271,156
7,258	Liberty Ventures, Class A(b)	273,699
8,369	LKQ Corp.(b)	287,810
3,408	Lowe’s Cos., Inc.	280,410
4,134	Lululemon Athletica, Inc.(b)	321,005
8,283	Macy’s, Inc.	296,780
8,595	Mattel, Inc.	286,901
2,243	McDonald’s Corp.	263,889
6,006	Michael Kors Holdings Ltd.(b)	310,630
9,236	Michaels Cos., Inc. (The)(b)	243,461
3,991	Murphy USA, Inc.(b)	305,870
4,980	NIKE, Inc., Class B	276,390
7,171	Nordstrom, Inc.	317,173

159	NVR, Inc.(b)	$271,095
1,038	O’Reilly Automotive, Inc.(b)	301,674
1,247	Panera Bread Co., Class A(b)	273,492
6,931	Penske Automotive Group, Inc.	274,606
3,239	Polaris Industries, Inc.	319,851
2,986	Pool Corp.	305,408
14,498	PulteGroup, Inc.	307,068
2,866	PVH Corp.	289,638
2,866	Ralph Lauren Corp., Class A	281,126
12,996	Regal Entertainment Group, Class A	305,666
5,133	Ross Stores, Inc.	317,373
9,302	Sally Beauty Holdings, Inc.(b)	272,828
9,887	Service Corp. International	274,068
7,009	ServiceMaster Global Holdings, Inc.(b)	265,150
2,771	Signet Jewelers Ltd.	243,599
8,693	Skechers U.S.A., Inc., Class A(b)	208,806
4,990	Starbucks Corp.	289,669
9,984	Starz, Class A(b)	301,816
3,999	Target Corp.	301,245
6,506	Thomson Reuters Corp.	273,968
3,571	TJX Cos., Inc. (The)	291,822
2,833	Tractor Supply Co.	259,644
1,156	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	301,959
7,547	Under Armour, Inc., Class A(b)	297,805
9,466	Urban Outfitters, Inc.(b)	283,033
2,081	Vail Resorts, Inc.	297,729
4,399	VF Corp.	274,630
3,695	Visteon Corp.	258,982
26,847	Wendy’s Co. (The)	259,342
5,147	Williams-Sonoma, Inc.	278,350
3,319	Yum! Brands, Inc.	296,785

		23,702,472

	Consumer Staples - 8.5%
4,251	Altria Group, Inc.	287,793
911	Brown-Forman Corp., Class A	96,256
1,822	Brown-Forman Corp., Class B	178,902
4,054	Bunge Ltd.	266,915
4,480	Campbell Soup Co.	278,970
2,214	Casey’s General Stores, Inc.	295,658
2,765	Church & Dwight Co., Inc.	271,634
2,106	Clorox Co. (The)	276,033
6,120	Coca-Cola Co. (The)	267,016
3,842	Colgate-Palmolive Co.	285,960
1,779	Constellation Brands, Inc., Class A	292,877
1,794	Costco Wholesale Corp.	299,993
10,289	Coty, Inc., Class A	276,465
2,833	CVS Health Corp.	262,676
2,962	Dr Pepper Snapple Group, Inc.	291,787
2,942	Estee Lauder Cos., Inc. (The), Class A	273,312
14,591	Flowers Foods, Inc.	268,328
4,331	General Mills, Inc.	311,356
4,620	Herbalife Ltd.(b)	314,206
2,942	Hershey Co. (The)	325,856
7,946	Hormel Foods Corp.	296,783
2,316	Ingredion, Inc.	308,584
2,109	JM Smucker Co. (The)	325,123
3,652	Kellogg Co.	302,057
2,138	Kimberly-Clark Corp.	276,978
3,259	Kraft Heinz Co. (The)	281,545
7,512	Kroger Co. (The)	256,835
2,813	McCormick & Co., Inc.	287,629
2,678	Molson Coors Brewing Co., Class B	273,584
6,102	Mondelez International, Inc., Class A	268,366
2,693	PepsiCo, Inc.	293,322
2,752	Philip Morris International, Inc.	275,915
10,991	Pilgrim’s Pride Corp.	255,541

Schedule of Investments(a)

6,461	Pinnacle Foods, Inc.	$324,407
3,345	Procter & Gamble Co. (The)	286,298
5,469	Reynolds American, Inc.	273,778
10,779	Sprouts Farmers Market, Inc.(b)	249,318
5,605	Sysco Corp.	290,283
2,894	TreeHouse Foods, Inc.(b)	298,632
4,254	Tyson Foods, Inc., Class A	313,094
3,880	Wal-Mart Stores, Inc.	283,124
8,060	Whole Foods Market, Inc.	245,669

		11,688,858

	Energy - 1.4%
9,391	Antero Resources Corp.(b)	245,950
4,537	Dril-Quip, Inc.(b)	246,949
3,066	Exxon Mobil Corp.	272,721
15,232	Kinder Morgan, Inc.	309,667
17,238	Memorial Resource Development Corp.(b)	258,225
3,606	Schlumberger Ltd.	290,355
8,533	Spectra Energy Corp.	306,932

		1,930,799

	Financials - 27.3%
2,836	Alexandria Real Estate Equities, Inc. REIT	318,483
503	Alleghany Corp.(b)	273,380
7,321	Allied World Assurance Co. Holdings AG	300,088
4,057	Allstate Corp. (The)	277,215
5,876	American Campus Communities, Inc. REIT	317,715
3,736	American Financial Group, Inc.	273,102
25,496	Annaly Capital Management, Inc. REIT	279,946
6,532	Apartment Investment & Management Co., Class A REIT	300,276
3,773	Arch Capital Group Ltd. (Bermuda)(b)	274,033
5,672	Aspen Insurance Holdings Ltd. (Bermuda)	260,685
3,165	Assurant, Inc.	262,727
10,039	Assured Guaranty Ltd.	268,945
1,551	AvalonBay Communities, Inc. REIT	287,943
4,953	Axis Capital Holdings Ltd.	275,288
3,806	Bank of Hawaii Corp.	262,310
8,290	BankUnited, Inc.	248,866
1,927	Berkshire Hathaway, Inc., Class B(b)	278,008
2,152	Boston Properties, Inc. REIT	305,864
10,737	Brixmor Property Group, Inc. REIT	304,931
7,595	Brown & Brown, Inc.	278,433
3,253	Camden Property Trust REIT	291,436
4,327	CBOE Holdings, Inc.	297,698
18,058	Chimera Investment Corp. REIT	303,013
2,149	Chubb Ltd.	269,184
3,944	Cincinnati Financial Corp.	294,617
2,791	CME Group, Inc., Class A	285,352
12,953	Columbia Property Trust, Inc. REIT	314,758
5,554	Commerce Bancshares, Inc.	262,649
10,110	Corporate Office Properties Trust REIT	302,896
8,166	Corrections Corp. of America REIT	261,720
1,484	Credit Acceptance Corp.(b)	268,114
3,013	Crown Castle International Corp. REIT	292,351
8,660	CubeSmart REIT	257,289
6,299	DCT Industrial Trust, Inc. REIT	316,336
15,786	DDR Corp. REIT	311,616
2,862	Digital Realty Trust, Inc. REIT	298,965
8,111	Douglas Emmett, Inc. REIT	308,542
11,490	Duke Realty Corp. REIT	330,797
14,293	Empire State Realty Trust, Inc., Class A REIT	300,010
4,015	Endurance Specialty Holdings Ltd.	271,534
3,844	EPR Properties REIT	322,973
748	Equinix, Inc. REIT	278,907
9,375	Equity Commonwealth REIT(b)	281,437
3,707	Equity LifeStyle Properties, Inc. REIT	304,864

9,249	Equity One, Inc. REIT	$307,714
4,122	Equity Residential REIT	280,255
2,766	Erie Indemnity Co., Class A	270,211
1,250	Essex Property Trust, Inc. REIT	292,350
1,528	Everest Re Group Ltd.	288,807
2,942	Extra Space Storage, Inc. REIT	253,071
1,726	FactSet Research Systems, Inc.	296,803
1,778	Federal Realty Investment Trust REIT	301,727
7,132	First American Financial Corp.	298,189
3,838	First Republic Bank	275,069
7,866	FNF Group	296,312
8,223	Gaming and Leisure Properties, Inc. REIT	294,630
10,189	General Growth Properties, Inc. REIT	325,539
3,132	Hanover Insurance Group, Inc. (The)	257,889
6,062	Hartford Financial Services Group, Inc. (The)	241,571
9,032	Healthcare Trust of America, Inc., Class A REIT	307,540
5,598	Highwoods Properties, Inc. REIT	311,921
10,699	Hospitality Properties Trust REIT	341,405
17,718	Host Hotels & Resorts, Inc. REIT	314,317
6,841	Interactive Brokers Group, Inc., Class A	238,340
1,017	Intercontinental Exchange, Inc.	268,691
7,464	Iron Mountain, Inc. REIT	307,591
38,182	KeyCorp	446,729
4,350	Kilroy Realty Corp. REIT	318,463
9,619	Kimco Realty Corp. REIT	308,770
4,255	Lamar Advertising Co., Class A REIT	288,744
7,293	Liberty Property Trust REIT	301,784
6,765	Loews Corp.	279,597
2,294	M&T Bank Corp.	262,801
3,568	Macerich Co. (The) REIT	318,408
284	Markel Corp.(b)	269,445
1,945	MarketAxess Holdings, Inc.	314,429
4,134	Marsh & McLennan Cos., Inc.	271,810
5,151	Mercury General Corp.	285,211
37,734	MFA Financial, Inc. REIT	283,760
2,662	Mid-America Apartment Communities, Inc. REIT	282,225
2,767	Moody’s Corp.	293,330
3,251	Morningstar, Inc.	274,970
3,476	MSCI, Inc.	299,075
4,170	Nasdaq, Inc.	295,069
5,986	National Retail Properties, Inc. REIT	318,216
8,565	OMEGA Healthcare Investors, Inc. REIT	295,492
17,130	People’s United Financial, Inc.	259,691
13,490	Piedmont Office Realty Trust, Inc., Class A REIT	295,971
3,048	PNC Financial Services Group, Inc. (The)	251,917
4,559	Post Properties, Inc. REIT	289,907
5,219	ProAssurance Corp.	269,614
8,191	Progressive Corp. (The)	266,289
5,724	Prologis, Inc. REIT	311,901
1,065	Public Storage REIT	254,450
10,575	Rayonier, Inc. REIT	287,851
4,496	Realty Income Corp. REIT	321,329
3,554	Regency Centers Corp. REIT	301,841
2,756	Reinsurance Group of America, Inc.	273,533
2,359	RenaissanceRe Holdings Ltd. (Bermuda)	277,230
17,152	Retail Properties of America, Inc., Class A REIT	302,390
14,724	Senior Housing Properties Trust REIT	327,020
2,024	Signature Bank(b)	243,366
1,380	Simon Property Group, Inc. REIT	313,315
39,821	SLM Corp.(b)	286,313
2,527	Sovran Self Storage, Inc. REIT	258,689

Schedule of Investments(a)

23,893	Spirit Realty Capital, Inc. REIT	$326,617
13,203	Starwood Property Trust, Inc. REIT	287,825
10,724	STORE Capital Corp. REIT	334,482
3,936	Sun Communities, Inc. REIT	311,534
8,743	Synchrony Financial(b)	243,755
8,457	Synovus Financial Corp.	257,431
3,552	T. Rowe Price Group, Inc.	251,091
7,702	Tanger Factory Outlet Centers, Inc. REIT	321,481
3,947	Taubman Centers, Inc. REIT	319,391
14,788	TFS Financial Corp.	269,142
4,453	Torchmark Corp.	275,507
32,185	Two Harbors Investment Corp. REIT	281,619
6,362	U.S. Bancorp	268,286
7,810	UDR, Inc. REIT	290,766
5,619	Validus Holdings Ltd.	277,747
4,109	Ventas, Inc. REIT	312,941
2,869	Vornado Realty Trust REIT	308,131
4,794	W.R. Berkley Corp.	278,963
7,197	Weingarten Realty Investors REIT	310,838
5,364	Wells Fargo & Co.	257,311
3,965	Welltower, Inc. REIT	314,543
336	White Mountains Insurance Group Ltd.	275,964
4,210	WP Carey, Inc. REIT	305,856
7,992	XL Group Ltd. (Ireland)	276,603

		37,404,007

	Health Care - 12.4%
2,693	ABIOMED, Inc.(b)	317,693
4,584	Acadia Healthcare Co., Inc.(b)	258,996
2,373	Aetna, Inc.	273,393
6,395	Alere, Inc.(b)	239,812
3,617	AmerisourceBergen Corp.	308,132
3,627	AmSurg Corp.(b)	272,061
2,065	Anthem, Inc.	271,217
6,314	Baxter International, Inc.	303,198
1,638	Becton, Dickinson and Co.	288,288
954	Biogen, Inc.(b)	276,593
1,834	Bio-Rad Laboratories, Inc., Class A(b)	266,095
2,457	Bio-Techne Corp.	276,216
3,806	Bristol-Myers Squibb Co.	284,727
1,248	C.R. Bard, Inc.	279,215
3,475	Cardinal Health, Inc.	290,510
4,325	Centene Corp.(b)	305,129
4,919	Cerner Corp.(b)	306,896
3,163	Charles River Laboratories International, Inc.(b)	278,123
2,142	Cigna Corp.	276,232
1,652	Cooper Cos., Inc. (The)	301,440
3,529	DaVita HealthCare Partners, Inc.(b)	273,639
2,740	Edwards Lifesciences Corp.(b)	313,785
3,651	Eli Lilly & Co.	302,631
10,996	Envision Healthcare Holdings, Inc.(b)	270,392
3,607	Express Scripts Holding Co.(b)	274,384
3,491	HCA Holdings, Inc.(b)	269,261
1,580	Henry Schein, Inc.(b)	285,948
5,502	Hill-Rom Holdings, Inc.	293,972
7,893	Hologic, Inc.(b)	303,802
1,542	Humana, Inc.	266,072
3,102	IDEXX Laboratories, Inc.(b)	290,937
1,877	Illumina, Inc.(b)	312,239
10,418	IMS Health Holdings, Inc.(b)	312,748
3,212	Incyte Corp.(b)	289,755
429	Intuitive Surgical, Inc.(b)	298,481
2,426	Johnson & Johnson	303,808
4,073	LifePoint Health, Inc.(b)	241,040
1,480	McKesson Corp.	287,949
4,024	MEDNAX, Inc.(b)	277,294

3,398	Medtronic PLC	$297,767
4,857	Merck & Co., Inc.	284,912
5,597	Patterson Cos., Inc.	276,268
4,990	PerkinElmer, Inc.	284,031
2,822	Perrigo Co. PLC	257,903
7,873	Pfizer, Inc.	290,435
8,376	Premier, Inc., Class A(b)	273,895
12,452	QIAGEN NV(b)	333,714
3,540	Quest Diagnostics, Inc.	305,714
4,031	Quintiles Transnational Holdings, Inc.(b)	312,967
4,623	ResMed, Inc.	318,432
3,495	St. Jude Medical, Inc.	290,225
2,450	Stryker Corp.	284,886
1,677	Teleflex, Inc.	302,380
2,034	UnitedHealth Group, Inc.	291,269
2,013	Universal Health Services, Inc., Class B	260,744
3,310	Varian Medical Systems, Inc.(b)	313,589
4,208	VCA, Inc.(b)	300,199
9,404	VWR Corp.(b)	294,533
2,661	WellCare Health Plans, Inc.(b)	284,195

		17,000,161

	Industrials - 12.5%
1,622	3M Co.	289,300
5,277	AGCO Corp.	254,140
4,148	Alaska Air Group, Inc.	278,829
725	AMERCO	286,745
8,563	American Airlines Group, Inc.	303,986
5,711	AMETEK, Inc.	268,588
5,752	B/E Aerospace, Inc.	275,147
7,674	BWX Technologies, Inc.	282,480
3,684	C.H. Robinson Worldwide, Inc.	256,480
2,615	Carlisle Cos., Inc.	270,103
2,885	Cintas Corp.	309,474
10,106	Colfax Corp.(b)	296,712
10,434	CSX Corp.	295,595
2,397	Cummins, Inc.	294,280
3,303	Deere & Co.	256,676
6,288	Delta Air Lines, Inc.	243,660
8,220	Donaldson Co., Inc.	296,989
5,627	Expeditors International of Washington, Inc.	278,143
5,916	Fastenal Co.	252,909
1,934	General Dynamics Corp.	284,085
3,393	Graco, Inc.	251,116
1,488	HEICO Corp.	103,431
3,183	HEICO Corp., Class A	183,564
6,247	Hexcel Corp.	269,683
2,401	Honeywell International, Inc.	279,308
3,260	IDEX Corp.	292,715
2,564	Illinois Tool Works, Inc.	295,886
15,258	JetBlue Airways Corp.(b)	279,679
2,961	Kansas City Southern	284,582
4,018	Landstar System, Inc.	283,229
1,984	Lennox International, Inc.	311,091
4,529	Lincoln Electric Holdings, Inc.	281,070
1,149	Lockheed Martin Corp., Class W	290,387
3,414	ManpowerGroup, Inc.	236,932
3,607	MSC Industrial Direct Co., Inc., Class A	259,091
5,105	Nielsen Holdings PLC	274,955
1,277	Northrop Grumman Corp.	276,636
3,089	Orbital ATK, Inc.	269,114
5,280	Owens Corning	279,365
4,914	PACCAR, Inc.	289,779
14,630	Pitney Bowes, Inc.	282,505
11,427	Quanta Services, Inc.(b)	292,531
2,085	Raytheon Co.	290,920

Schedule of Investments(a)

5,650	Republic Services, Inc.	$289,619
3,087	Rockwell Collins, Inc.	261,222
9,582	Rollins, Inc.	270,021
6,431	Southwest Airlines Co.	238,011
6,301	Spirit Airlines, Inc.(b)	269,368
2,776	Stericycle, Inc.(b)	250,589
3,088	Toro Co. (The)	283,942
1,028	TransDigm Group, Inc.(b)	287,347
6,327	Tyco International PLC	288,321
3,253	Union Pacific Corp.	302,692
6,046	United Continental Holdings, Inc.(b)	283,497
2,659	United Parcel Service, Inc., Class B	287,438
2,726	United Technologies Corp.	293,454
9,267	USG Corp.(b)	260,959
3,444	Verisk Analytics, Inc.(b)	293,704
1,199	W.W. Grainger, Inc.	262,401
4,486	Waste Management, Inc.	296,614
2,035	Watsco, Inc.	293,121
6,104	Xylem, Inc.	291,832

		17,036,042

	Information Technology - 10.0%
7,078	Activision Blizzard, Inc.	284,252
5,027	Akamai Technologies, Inc.(b)	254,014
366	Alphabet, Inc., Class A(b)	289,630
4,742	Amdocs Ltd.	276,743
4,652	Amphenol Corp., Class A	276,887
3,096	ANSYS, Inc.(b)	276,658
4,194	Arrow Electronics, Inc.(b)	278,859
3,105	Automatic Data Processing, Inc.	276,190
6,622	Avnet, Inc.	272,164
9,286	Booz Allen Hamilton Holding Corp.	286,752
4,263	Broadridge Financial Solutions, Inc.	288,520
30,330	Brocade Communications Systems, Inc.	282,069
8,423	CA, Inc.	291,857
11,058	Cadence Design Systems, Inc.(b)	265,945
4,939	CDK Global, Inc.	285,425
6,420	CDW Corp.	275,611
4,475	Cognizant Technology Solutions Corp., Class A(b)	257,268
726	Commercehub, Inc., Series A(b)	10,237
1,452	Commercehub, Inc., Series C(b)	20,328
7,297	CoreLogic, Inc.(b)	293,923
13,172	Corning, Inc.	292,682
5,696	Dolby Laboratories, Inc., Class A	286,566
6,817	EchoStar Corp., Class A(b)	265,522
3,571	Electronic Arts, Inc.(b)	272,539
2,499	F5 Networks, Inc.(b)	308,426
2,303	Facebook, Inc., Class A(b)	285,434
2,535	FEI Co.	269,775
3,661	Fidelity National Information Services, Inc.	291,159
2,583	Fiserv, Inc.(b)	285,060
8,831	FLIR Systems, Inc.	287,714
7,927	Fortinet, Inc.(b)	274,988
2,695	Gartner, Inc.(b)	270,174
9,736	Genpact Ltd.(b)	260,633
3,439	Harris Corp.	297,886
7,843	Ingram Micro, Inc., Class A	268,544
1,794	International Business Machines Corp.	288,152
14,102	Jabil Circuit, Inc.	286,976
3,236	Jack Henry & Associates, Inc.	288,813
5,739	Linear Technology Corp.	344,283
3,961	Motorola Solutions, Inc.	274,814
9,532	National Instruments Corp.	273,378
5,023	Paychex, Inc.	297,763
9,736	Sabre Corp.	283,804
4,067	Skyworks Solutions, Inc.	268,503

8,889	SS&C Technologies Holdings, Inc.	$286,404
5,095	Vantiv, Inc., Class A(b)	279,053
4,448	VMware, Inc., Class A(b)	324,615
14,058	Western Union Co. (The)	281,160
27,412	Xerox Corp.	282,344
5,775	Xilinx, Inc.	294,987

		13,615,483

	Materials - 2.3%
1,900	Air Products & Chemicals, Inc.	283,898
3,543	AptarGroup, Inc.	276,992
5,484	Bemis Co., Inc.	279,903
9,898	CF Industries Holdings, Inc.	244,283
3,494	Compass Minerals International, Inc.	243,147
2,465	Monsanto Co.	263,188
674	NewMarket Corp.	288,431
8,376	Newmont Mining Corp.	368,544
3,917	Scotts Miracle-Gro Co. (The), Class A	288,879
5,341	Silgan Holdings, Inc.	264,807
10,502	Southern Copper Corp. (Peru)	272,947

		3,075,019

	Telecommunication Services - 0.9%
7,064	AT&T, Inc.	305,801
10,170	CenturyLink, Inc.	319,745
6,419	T-Mobile US, Inc.(b)	297,456
5,425	Verizon Communications, Inc.	300,599

		1,223,601

	Utilities - 7.4%
7,334	Alliant Energy Corp.	295,194
5,535	Ameren Corp.	290,255
4,216	American Electric Power Co., Inc.	292,169
3,636	American Water Works Co., Inc.	300,261
8,330	Aqua America, Inc.	288,551
3,752	Atmos Energy Corp.	299,372
6,439	Avangrid, Inc.	290,656
6,511	CMS Energy Corp.	294,167
3,714	Consolidated Edison, Inc.	297,417
3,817	Dominion Resources, Inc.	297,802
3,002	DTE Energy Co.	292,755
3,462	Duke Energy Corp.	296,313
3,822	Edison International	295,746
4,927	Eversource Energy	288,180
7,950	Exelon Corp.	296,376
8,273	FirstEnergy Corp.	288,893
9,443	Great Plains Energy, Inc.	281,213
8,381	Hawaiian Electric Industries, Inc.	260,230
6,134	ITC Holdings Corp.	283,698
2,277	NextEra Energy, Inc.	292,116
11,385	NiSource, Inc.	292,139
8,984	OGE Energy Corp.	289,015
4,536	PG&E Corp.	290,032
3,681	Pinnacle West Capital Corp.	290,320
7,080	PPL Corp.	266,987
6,074	Public Service Enterprise Group, Inc.	279,465
10,930	Questar Corp.	275,108
3,898	SCANA Corp.	292,116
2,562	Sempra Energy	286,637
5,519	Southern Co. (The)	295,267
6,370	UGI Corp.	288,306
5,502	Vectren Corp.	284,618
4,526	WEC Energy Group, Inc.	293,783
4,861	Westar Energy, Inc.	270,126
6,583	Xcel Energy, Inc.	289,520

		10,104,803

	Total Common Stocks and Other Equity Interests (Cost $126,402,076)	136,781,245

Schedule of Investments(a)

	Money Market Fund - 0.0%
6,883	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $6,883)	$6,883
	Total Investments (Cost $126,408,959)(d) - 100.0%	136,788,128
	Other assets less liabilities - (0.0)%	(16,554)

	Net Assets - 100.0%	$136,771,574

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period. At July 31, 2016, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $10,379,169, which consisted of aggregate gross unrealized appreciation of $11,847,811 and aggregate gross unrealized depreciation of $1,468,642.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.4%
21,566	Comcast Corp., Class A	$1,450,313
15,034	Genuine Parts Co.	1,537,076
10,381	Home Depot, Inc. (The)	1,435,069
53,087	Interpublic Group of Cos., Inc. (The)	1,224,186
26,122	Leggett & Platt, Inc.	1,373,234
17,071	Lowe’s Cos., Inc.	1,404,602
12,012	McDonald’s Corp.	1,413,212
17,978	Omnicom Group, Inc.	1,479,410
4,831	O’Reilly Automotive, Inc.(b)	1,404,033
17,572	Target Corp.	1,323,699
17,219	TJX Cos., Inc. (The)	1,407,137

		15,451,971

	Consumer Staples - 14.9%
14,800	Brown-Forman Corp., Class B	1,453,212
42,389	Coca-Cola Co. (The)	1,849,432
7,882	Constellation Brands, Inc., Class A	1,297,614
10,485	Costco Wholesale Corp.	1,753,302
13,167	CVS Health Corp.	1,220,844
13,521	Estee Lauder Cos., Inc. (The), Class A	1,256,101
32,610	Hormel Foods Corp.	1,217,983
10,954	JM Smucker Co. (The)	1,688,669
22,191	Kellogg Co.	1,835,417
15,755	McCormick & Co., Inc.	1,610,949
17,937	PepsiCo, Inc.	1,953,698
16,605	Philip Morris International, Inc.	1,664,817
21,268	Procter & Gamble Co. (The)	1,820,328
30,124	Sysco Corp.	1,560,122

		22,182,488

	Financials - 18.0%
20,839	Aflac, Inc.	1,506,243
20,154	Allstate Corp. (The)	1,377,123
22,962	American International Group, Inc.	1,250,051
14,238	Aon PLC	1,524,463
11,213	Berkshire Hathaway, Inc., Class B(b)	1,617,700
12,516	Chubb Ltd.	1,567,754
22,585	Cincinnati Financial Corp.	1,687,099
38,756	Loews Corp.	1,601,785
24,791	Marsh & McLennan Cos., Inc.	1,630,008
88,721	People’s United Financial, Inc.	1,345,010
45,887	Progressive Corp. (The)	1,491,786
26,648	Prologis, Inc. REIT	1,452,050
17,288	T. Rowe Price Group, Inc.	1,222,089
23,451	Torchmark Corp.	1,450,913
13,831	Travelers Cos., Inc. (The)	1,607,439
14,010	Vornado Realty Trust REIT	1,504,674
11,546	Willis Towers Watson PLC	1,427,317
41,326	XL Group Ltd. (Ireland)	1,430,293

		26,693,797

	Health Care - 20.1%
19,726	AmerisourceBergen Corp.	1,680,458
28,665	Baxter International, Inc.	1,376,493
9,077	Becton, Dickinson and Co.	1,597,552

6,305	C.R. Bard, Inc.	$1,410,618
15,825	Danaher Corp.	1,288,788
21,411	DaVita HealthCare Partners, Inc.(b)	1,660,209
21,912	DENTSPLY Sirona, Inc.	1,403,245
17,232	Express Scripts Holding Co.(b)	1,310,838
8,460	Henry Schein, Inc.(b)	1,531,091
15,256	Johnson & Johnson	1,910,509
9,830	Laboratory Corp. of America Holdings(b)	1,371,875
17,130	Medtronic PLC	1,501,102
24,370	Merck & Co., Inc.	1,429,544
29,418	Patterson Cos., Inc.	1,452,072
40,092	Pfizer, Inc.	1,478,994
13,172	Stryker Corp.	1,531,640
8,466	Thermo Fisher Scientific, Inc.	1,344,739
16,352	Varian Medical Systems, Inc.(b)	1,549,188
9,829	Waters Corp.(b)	1,562,123
11,825	Zimmer Biomet Holdings, Inc.	1,550,731

		29,941,809

	Industrials - 24.0%
8,982	3M Co.	1,602,029
27,555	AMETEK, Inc.	1,295,912
16,655	Cintas Corp.	1,786,582
10,394	Equifax, Inc.	1,376,789
29,121	Expeditors International of Washington, Inc.	1,439,451
9,905	General Dynamics Corp.	1,454,945
46,036	General Electric Co.	1,433,561
12,097	Honeywell International, Inc.	1,407,244
13,907	Illinois Tool Works, Inc.	1,604,868
15,895	J.B. Hunt Transport Services, Inc.	1,321,351
9,300	L-3 Communications Holdings, Inc.	1,410,159
7,183	Lockheed Martin Corp.	1,815,360
24,159	Nielsen Holdings PLC	1,301,204
6,588	Northrop Grumman Corp.	1,427,158
10,705	Raytheon Co.	1,493,669
36,136	Republic Services, Inc.	1,852,331
14,845	Rockwell Collins, Inc.	1,256,184
7,639	Roper Technologies, Inc.	1,301,380
8,099	Snap-on, Inc.	1,272,920
11,830	Stanley Black & Decker, Inc.	1,439,711
16,328	United Parcel Service, Inc., Class B	1,765,057
13,827	United Technologies Corp.	1,488,477
5,592	W.W. Grainger, Inc.	1,223,809
29,922	Waste Management, Inc.	1,978,443

		35,748,594

	Information Technology - 9.3%
11,323	Accenture PLC, Class A	1,277,348
22,517	Amphenol Corp., Class A	1,340,212
16,626	Automatic Data Processing, Inc.	1,478,883
41,690	CA, Inc.	1,444,558
13,237	Fiserv, Inc.(b)	1,460,835
8,429	International Business Machines Corp.	1,353,866
13,178	MasterCard, Inc., Class A	1,255,073
17,568	Motorola Solutions, Inc.	1,218,868
31,864	Oracle Corp.	1,307,698
29,123	Paychex, Inc.	1,726,411

		13,863,752

	Materials - 1.9%
8,759	Air Products & Chemicals, Inc.	1,308,770
12,759	Praxair, Inc.	1,486,934

		2,795,704

	Telecommunication Services - 1.4%
46,768	AT&T, Inc.	2,024,587

	Total Investments (Cost $134,286,168)(c) - 100.0%	148,702,702
	Other assets less liabilities - 0.0%	40,169

	Net Assets - 100.0%	$148,742,871

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $134,816,253. The net unrealized appreciation was $13,886,449, which consisted of aggregate gross unrealized appreciation of $15,189,194 and aggregate gross unrealized depreciation of $1,302,745.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Beta Portfolio (SPHB)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 8.3%
18,994	BorgWarner, Inc.	$630,221
23,032	D.R. Horton, Inc.	757,292
9,594	Delphi Automotive PLC (United Kingdom)	650,665
11,087	Harman International Industries, Inc.	916,229
14,555	Lennar Corp., Class A	681,174
7,619	Netflix, Inc.(b)	695,234
55,863	News Corp., Class A	724,543
8,938	Royal Caribbean Cruises Ltd.	647,469
8,862	Wynn Resorts Ltd.	868,033

		6,570,860

	Energy - 31.2%
18,449	Anadarko Petroleum Corp.	1,006,024
16,032	Apache Corp.	841,680
15,462	Baker Hughes, Inc.	739,548
285,580	Chesapeake Energy Corp.(b)	1,547,844
6,217	Chevron Corp.	637,118
6,302	Cimarex Energy Co.	756,366
6,930	Concho Resources, Inc.(b)	860,706
16,809	ConocoPhillips	686,143
29,786	Devon Energy Corp.	1,140,208
27,965	Diamond Offshore Drilling, Inc.	635,365
8,484	EOG Resources, Inc.	693,143
25,866	FMC Technologies, Inc.(b)	656,479
17,820	Halliburton Co.	778,021
12,510	Helmerich & Payne, Inc.	775,245
13,426	Hess Corp.	720,305
42,237	Kinder Morgan, Inc.	858,678
81,927	Marathon Oil Corp.	1,117,484
22,684	Marathon Petroleum Corp.	893,523
29,787	Murphy Oil Corp.	817,057
22,868	Newfield Exploration Co.(b)	990,184
21,997	Noble Energy, Inc.	785,733
20,370	ONEOK, Inc.	912,372
8,374	Phillips 66	636,926
4,163	Pioneer Natural Resources Co.	676,779
55,912	Southwestern Energy Co.(b)	815,197
9,047	Tesoro Corp.	688,929
82,713	Transocean Ltd.	909,016
11,813	Valero Energy Corp.	617,584
66,676	Williams Cos., Inc. (The)	1,598,224

		24,791,881

	Financials - 26.3%
4,928	Affiliated Managers Group, Inc.(b)	723,332
7,404	Ameriprise Financial, Inc.	709,599
52,651	Bank of America Corp.	762,913
15,757	Bank of New York Mellon Corp. (The)	620,826
1,868	BlackRock, Inc.	684,155
9,198	Capital One Financial Corp.	617,002
25,136	CBRE Group, Inc., Class A(b)	715,119
27,984	Charles Schwab Corp. (The)	795,305
17,666	Citigroup, Inc.	773,947
15,753	Comerica, Inc.	712,666
31,640	E*TRADE Financial Corp.(b)	793,531
39,235	Fifth Third Bancorp	744,680
17,770	Franklin Resources, Inc.	643,096

4,135	Goldman Sachs Group, Inc. (The)	$656,679
25,815	Invesco Ltd.(c)	753,282
10,646	JPMorgan Chase & Co.	681,025
56,296	KeyCorp	658,663
21,892	Legg Mason, Inc.	747,393
18,109	Lincoln National Corp.	790,820
15,167	MetLife, Inc.	648,238
30,173	Morgan Stanley	866,870
53,404	Navient Corp.	758,337
9,659	Northern Trust Corp.	652,852
17,123	Principal Financial Group, Inc.	798,446
9,985	Prudential Financial, Inc.	751,771
77,366	Regions Financial Corp.	709,446
11,762	State Street Corp.	773,704
16,219	SunTrust Banks, Inc.	685,902
25,569	Zions Bancorporation	712,864

		20,942,463

	Health Care - 9.2%
5,071	Alexion Pharmaceuticals, Inc.(b)	652,131
4,253	Amgen, Inc.	731,643
2,532	Biogen, Inc.(b)	734,103
7,273	Celgene Corp.(b)	815,958
55,008	Endo International PLC(b)	954,939
4,660	Illumina, Inc.(b)	775,191
13,511	Mallinckrodt PLC(b)	909,831
1,854	Regeneron Pharmaceuticals, Inc.(b)	788,172
9,490	Vertex Pharmaceuticals, Inc.(b)	920,530

		7,282,498

	Industrials - 3.1%
24,984	CSX Corp.	707,797
10,678	Ryder System, Inc.	703,680
12,917	United Rentals, Inc.(b)	1,029,097

		2,440,574

	Information Technology - 14.0%
5,307	Broadcom Ltd. (Singapore)	859,628
7,926	Citrix Systems, Inc.(b)	706,444
10,773	Cognizant Technology Solutions Corp., Class A(b)	619,340
14,564	First Solar, Inc.(b)	679,847
53,824	HP, Inc.	754,074
8,345	Lam Research Corp.	749,131
88,947	Micron Technology, Inc.(b)	1,222,132
18,991	Qorvo, Inc.(b)	1,200,801
8,429	salesforce.com, inc.(b)	689,492
35,630	Seagate Technology PLC	1,141,229
13,728	Skyworks Solutions, Inc.	906,323
11,800	Total System Services, Inc.	600,856
21,106	Western Digital Corp.	1,002,746

		11,132,043

	Materials - 7.1%
76,725	Alcoa, Inc.	814,819
13,892	FMC Corp.	660,426
122,626	Freeport-McMoRan, Inc.	1,589,233
8,210	LyondellBasell Industries NV, Class A	617,885
35,414	Owens-Illinois, Inc.(b)	665,429
5,353	Vulcan Materials Co.	663,665
14,617	WestRock Co.	627,215

		5,638,672

	Telecommunication Services - 0.8%
12,490	Level 3 Communications, Inc.(b)	631,994

	Total Common Stocks (Cost $85,869,663)	79,430,985

Schedule of Investments(a)

	Money Market Fund - 0.0%
20,748	Invesco Premier Portfolio - Institutional Class, 0.36%(d) (Cost $20,748)	$20,748

	Total Investments (Cost $85,890,411)(e) - 100.0%	79,451,733
	Other assets less liabilities - 0.0%	29,805

	Net Assets - 100.0%	$79,481,538

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund.

The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended July 31, 2016.

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
Invesco Ltd.	$690,235	1,157,304	$(911,786)	$(59,669)	$(122,802)	$753,282	$19,524

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $86,515,179. The net unrealized depreciation was $7,063,446, which consisted of aggregate gross unrealized appreciation of $2,174,255 and aggregate gross unrealized depreciation of $9,237,701.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Dividend Low Volatility (SPHD)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 7.7%
2	Coach, Inc.	$86
4,525,176	Ford Motor Co.	57,288,728
1,370,353	Garmin Ltd.	74,451,279
2,133,608	General Motors Co.	67,293,996

		199,034,089

	Consumer Staples - 6.7%
624,451	Altria Group, Inc.	42,275,333
858,931	Coca-Cola Co. (The)	37,475,159
527,114	Philip Morris International, Inc.	52,848,450
480,541	Procter & Gamble Co. (The)	41,129,504
255	Wal-Mart Stores, Inc.	18,607

		173,747,053

	Energy - 2.0%
506,993	Chevron Corp.	51,956,643
31	Spectra Energy Corp.	1,115

		51,957,758

	Financials - 19.3%
674,933	CME Group, Inc., Class A	69,005,150
1,997,367	HCP, Inc. REIT	78,356,707
3,615,488	Host Hotels & Resorts, Inc. REIT	64,138,757
1,548,645	Iron Mountain, Inc. REIT	63,819,661
3,903,279	People’s United Financial, Inc.	59,173,710
235	Realty Income Corp. REIT	16,795
712,384	Ventas, Inc. REIT	54,255,165
737,141	Welltower, Inc. REIT	58,477,396
1,685,199	Weyerhaeuser Co. REIT	55,139,711

		502,383,052

	Health Care - 5.1%
717,397	AbbVie, Inc.	47,513,203
234	Baxter International, Inc.	11,237
708,571	Merck & Co., Inc.	41,564,775
1,176,544	Pfizer, Inc.	43,402,708

		132,491,923

	Industrials - 13.9%
302,777	Boeing Co. (The)	40,469,174
671,535	Caterpillar, Inc.	55,576,236
385,214	Cummins, Inc.	47,292,723
776,358	Eaton Corp. PLC	49,228,861
854,113	Emerson Electric Co.	47,744,917
1,085,396	PACCAR, Inc.	64,005,802
2,940,620	Pitney Bowes, Inc.	56,783,372

		361,101,085

	Information Technology - 11.6%
1,167,594	CA, Inc.	40,457,132
1,325,363	Cisco Systems, Inc.	40,463,332
1,154,125	Intel Corp.	40,232,798
282,691	International Business Machines Corp.	45,405,829
55	Microchip Technology, Inc.	3,060
789,048	QUALCOMM, Inc.	49,378,624
2,127,198	Western Union Co. (The)	42,543,960
4,166,090	Xerox Corp.	42,910,727

		301,395,462

	Materials - 7.6%
894,389	Dow Chemical Co. (The)	$48,001,858
1,180,195	International Paper Co.	54,064,733
719,567	LyondellBasell Industries NV, Class A	54,154,612
258	Mosaic Co. (The)	6,966
754,466	Nucor Corp.	40,469,556

		196,697,725

	Telecommunication Services - 7.3%
1,338,279	AT&T, Inc.	57,934,098
2,514,483	CenturyLink, Inc.	79,055,345
940,294	Verizon Communications, Inc.	52,101,691

		189,091,134

	Utilities - 18.9%
3,490,597	AES Corp. (The)	43,108,873
2,236,391	CenterPoint Energy, Inc.	53,494,473
577,942	Dominion Resources, Inc.	45,091,035
583,467	Duke Energy Corp.	49,938,941
667,665	Entergy Corp.	54,341,254
1,203,894	Exelon Corp.	44,881,168
1,482,369	FirstEnergy Corp.	51,764,325
161	NiSource, Inc.	4,131
1,396,721	PPL Corp.	52,670,349
966,519	Public Service Enterprise Group, Inc.	44,469,539
981,251	Southern Co. (The)	52,496,929

		492,261,017

	Total Investments (Cost $2,426,206,084)(b) - 100.1%	2,600,160,298
	Other assets less liabilities -(0.1)%	(3,740,505)

	Net Assets - 100.0%	$2,596,419,793

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,429,609,290. The net unrealized appreciation was $170,551,008, which consisted of aggregate gross unrealized appreciation of $177,459,736 and aggregate gross unrealized depreciation of $6,908,728.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 4.6%
92,686	AutoZone, Inc.(b)	$75,443,623
753,586	Genuine Parts Co.	77,046,633
520,396	Home Depot, Inc. (The)	71,939,543
602,145	McDonald’s Corp.	70,842,359
901,127	Omnicom Group, Inc.	74,153,741

		369,425,899

	Consumer Staples - 21.7%
1,179,958	Altria Group, Inc.	79,883,157
741,823	Brown-Forman Corp., Class B	72,839,600
1,193,192	Campbell Soup Co.	74,300,066
876,699	Church & Dwight Co., Inc.	86,126,910
626,714	Clorox Co. (The)	82,143,404
2,124,841	Coca-Cola Co. (The)	92,706,813
1,094,567	Colgate-Palmolive Co.	81,468,622
525,583	Costco Wholesale Corp.	87,887,989
660,074	CVS Health Corp.	61,202,061
788,983	Dr Pepper Snapple Group, Inc.	77,722,715
1,288,205	General Mills, Inc.	92,609,057
778,313	Hershey Co. (The)	86,205,948
549,142	JM Smucker Co. (The)	84,655,731
1,112,406	Kellogg Co.	92,007,100
626,991	Kimberly-Clark Corp.	81,226,684
789,687	McCormick & Co., Inc.	80,745,496
899,150	PepsiCo, Inc.	97,935,418
832,294	Philip Morris International, Inc.	83,445,796
1,066,045	Procter & Gamble Co. (The)	91,242,792
1,338,681	Reynolds American, Inc.	67,014,371
1,510,066	Sysco Corp.	78,206,318

		1,731,576,048

	Financials - 19.3%
1,044,528	Aflac, Inc.	75,498,484
1,010,283	Allstate Corp. (The)	69,032,638
713,746	Aon PLC	76,420,784
382,211	AvalonBay Communities, Inc. REIT	70,957,472
562,077	Berkshire Hathaway, Inc., Class B(b)	81,090,849
627,409	Chubb Ltd.	78,589,251
1,132,129	Cincinnati Financial Corp.	84,570,036
862,316	Crown Castle International Corp. REIT	83,670,522
494,175	Federal Realty Investment Trust REIT	83,861,498
2,398,591	Kimco Realty Corp. REIT	76,994,771
1,942,680	Loews Corp.	80,290,965
1,242,676	Marsh & McLennan Cos., Inc.	81,705,947
2,300,179	Progressive Corp. (The)	74,778,819
262,785	Public Storage REIT	62,784,592
1,119,288	Realty Income Corp. REIT	79,995,513
374,176	Simon Property Group, Inc. REIT	84,952,919
1,175,551	Torchmark Corp.	72,731,340
693,410	Travelers Cos., Inc. (The)	80,588,110
578,756	Willis Towers Watson PLC	71,545,817
2,071,525	XL Group Ltd. (Ireland)	71,695,480

		1,541,755,807

	Health Care - 10.8%
988,811	AmerisourceBergen Corp.	84,236,809
454,954	Becton, Dickinson and Co.	80,071,904

316,161	C.R. Bard, Inc.	$70,734,701
793,338	Danaher Corp.	64,609,447
1,073,262	DaVita HealthCare Partners, Inc.(b)	83,220,736
424,052	Henry Schein, Inc.(b)	76,744,931
764,706	Johnson & Johnson	95,764,132
858,617	Medtronic PLC	75,240,608
660,289	Stryker Corp.	76,778,405
819,710	Varian Medical Systems, Inc.(b)	77,659,325
592,688	Zimmer Biomet Holdings, Inc.	77,725,104

		862,786,102

	Industrials - 15.9%
450,205	3M Co.	80,298,564
834,902	Cintas Corp.	89,559,937
1,459,718	Expeditors International of Washington, Inc.	72,153,861
496,591	General Dynamics Corp.	72,944,252
2,307,719	General Electric Co.	71,862,370
606,411	Honeywell International, Inc.	70,543,792
697,169	Illinois Tool Works, Inc.	80,453,303
360,058	Lockheed Martin Corp.	90,997,458
330,257	Northrop Grumman Corp.	71,543,574
536,621	Raytheon Co.	74,874,728
1,811,386	Republic Services, Inc.	92,851,646
382,956	Roper Technologies, Inc.	65,240,384
818,482	United Parcel Service, Inc., Class B	88,477,904
693,175	United Technologies Corp.	74,620,289
1,499,919	Waste Management, Inc.	99,174,644
1,606,752	Xylem, Inc.	76,818,813

		1,272,415,519

	Information Technology - 2.9%
833,362	Automatic Data Processing, Inc.	74,127,550
663,527	Fiserv, Inc.(b)	73,226,840
1,459,785	Paychex, Inc.	86,536,055

		233,890,445

	Materials - 1.0%
639,624	Praxair, Inc.	74,541,781

	Telecommunication Services - 2.4%
2,344,408	AT&T, Inc.	101,489,422
1,633,695	Verizon Communications, Inc.	90,523,040

		192,012,462

	Utilities - 21.4%
1,591,187	Ameren Corp.	83,441,846
1,131,441	American Electric Power Co., Inc.	78,408,861
992,629	American Water Works Co., Inc.	81,971,303
1,838,634	CMS Energy Corp.	83,069,484
1,067,923	Consolidated Edison, Inc.	85,519,274
1,200,483	Dominion Resources, Inc.	93,661,684
852,786	DTE Energy Co.	83,163,691
928,401	Duke Energy Corp.	79,461,841
1,039,310	Edison International	80,421,808
912,448	Entergy Corp.	74,264,143
1,308,463	Eversource Energy	76,532,001
660,010	NextEra Energy, Inc.	84,672,683
1,261,066	PG&E Corp.	80,632,560
1,031,618	Pinnacle West Capital Corp.	81,363,712
1,926,192	PPL Corp.	72,636,700
1,543,303	Public Service Enterprise Group, Inc.	71,007,371
1,061,224	SCANA Corp.	79,528,126
697,894	Sempra Energy	78,080,381
1,747,200	Southern Co. (The)	93,475,200
1,260,455	WEC Energy Group, Inc.	81,816,134
1,947,635	Xcel Energy, Inc.	85,656,987

		1,708,785,790

	Total Investments (Cost $7,065,906,223)(c) - 100.0%	7,987,189,853
	Other assets less liabilities - 0.0%	2,700,698

	Net Assets - 100.0%	$7,989,890,551

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $7,093,176,510. The net unrealized appreciation was $894,013,343, which consisted of aggregate gross unrealized appreciation of $924,685,674 and aggregate gross unrealized depreciation of $30,672,331.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 Momentum Portfolio (SPMO)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 21.9%
136	Amazon.com, Inc.(b)	$103,198
9	AutoZone, Inc.(b)	7,326
77	Carnival Corp.	3,597
54	D.R. Horton, Inc.	1,776
24	Darden Restaurants, Inc.	1,477
55	Dollar General Corp.	5,211
42	Dollar Tree, Inc.(b)	4,044
20	Expedia, Inc., Class A	2,333
52	Goodyear Tire & Rubber Co. (The)	1,491
32	Hasbro, Inc.	2,599
319	Home Depot, Inc. (The)	44,099
79	Interpublic Group of Cos., Inc. (The)	1,822
54	L Brands, Inc.	3,991
338	McDonald’s Corp.	39,766
96	Netflix, Inc.(b)	8,760
417	NIKE, Inc., Class B	23,143
32	O’Reilly Automotive, Inc.(b)	9,300
89	Ross Stores, Inc.	5,503
499	Starbucks Corp.	28,967
31	Under Armour, Inc., Class A(b)	1,223

		299,626

	Consumer Staples - 16.3%
472	Altria Group, Inc.	31,954
19	Brown-Forman Corp., Class B	1,866
55	Campbell Soup Co.	3,425
40	Clorox Co. (The)	5,243
92	ConAgra Foods, Inc.	4,302
61	Constellation Brands, Inc., Class A	10,042
79	Costco Wholesale Corp.	13,210
53	Dr Pepper Snapple Group, Inc.	5,221
51	Estee Lauder Cos., Inc. (The), Class A	4,738
116	General Mills, Inc.	8,339
110	Hormel Foods Corp.	4,109
34	JM Smucker Co. (The)	5,241
58	Kellogg Co.	4,797
100	Kimberly-Clark Corp.	12,955
157	Kraft Heinz Co. (The)	13,563
182	Kroger Co. (The)	6,223
34	McCormick & Co., Inc.	3,477
38	Molson Coors Brewing Co., Class B	3,882
382	Mondelez International, Inc., Class A	16,800
25	Monster Beverage Corp.(b)	4,016
354	Philip Morris International, Inc.	35,492
337	Reynolds American, Inc.	16,870
86	Tyson Foods, Inc., Class A	6,330

		222,095

	Energy - 0.4%
111	Valero Energy Corp.	5,803

	Financials - 4.8%
246	American International Group, Inc.	13,392
19	Assurant, Inc.	1,577
36	Cincinnati Financial Corp.	2,689
58	CME Group, Inc., Class A	5,930
27	Equinix, Inc. REIT	10,068
44	Extra Space Storage, Inc. REIT	3,785

33	Intercontinental Exchange, Inc.	$8,719
37	Nasdaq, Inc.	2,618
162	Progressive Corp. (The)	5,267
46	Public Storage REIT	10,990

		65,035

	Health Care - 3.3%
257	Boston Scientific Corp.(b)	6,240
58	Cigna Corp.	7,479
55	DENTSPLY Sirona, Inc.	3,522
48	Edwards Lifesciences Corp.(b)	5,497
163	Eli Lilly & Co.	13,511
15	Henry Schein, Inc.(b)	2,715
56	Stryker Corp.	6,512

		45,476

	Industrials - 9.4%
16	Cintas Corp.	1,716
31	Equifax, Inc.	4,106
2,385	General Electric Co.	74,269
60	Lockheed Martin Corp., Class W	15,164
72	Masco Corp.	2,627
43	Northrop Grumman Corp.	9,315
90	Raytheon Co.	12,558
51	Republic Services, Inc.	2,614
21	Roper Technologies, Inc.	3,578
15	Snap-on, Inc.	2,357

		128,304

	Information Technology - 34.8%
174	Accenture PLC, Class A	19,629
205	Activision Blizzard, Inc.	8,233
126	Adobe Systems, Inc.(b)	12,330
85	Alphabet, Inc., Class A(b)	67,264
83	Alphabet, Inc., Class C(b)	63,810
80	Broadcom Ltd. (Singapore)	12,958
199	eBay, Inc.(b)	6,201
57	Electronic Arts, Inc.(b)	4,350
694	Facebook, Inc., Class A(b)	86,014
21	First Solar, Inc.(b)	980
69	Fiserv, Inc.(b)	7,615
36	Harris Corp.	3,118
2,209	Microsoft Corp.	125,206
158	NVIDIA Corp.	9,022
120	salesforce.com, inc.(b)	9,816
30	Total System Services, Inc.	1,528
32	VeriSign, Inc.(b)	2,772
400	Visa, Inc., Class A	31,220
71	Xilinx, Inc.	3,627

		475,693

	Materials - 0.4%
20	Avery Dennison Corp.	1,558
30	Vulcan Materials Co.	3,719

		5,277

	Telecommunication Services - 8.2%
1,437	AT&T, Inc.	62,208
905	Verizon Communications, Inc.	50,146

		112,354

	Utilities - 0.4%
43	American Water Works Co., Inc.	3,551
87	NiSource, Inc.	2,232

		5,783

	Total Investments (Cost $1,244,527)(c) - 99.9%	1,365,446
	Other assets less liabilities - 0.1%	774

	Net Assets - 100.0%	$1,366,220

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $120,919, which consisted of aggregate gross unrealized appreciation of $133,218 and aggregate gross unrealized depreciation of $12,299.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 Value Portfolio (SPVU)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 16.3%
117	AutoNation, Inc.(b)	$6,242
135	Bed Bath & Beyond, Inc.	6,068
283	Best Buy Co., Inc.	9,509
161	BorgWarner, Inc.	5,342
213	D.R. Horton, Inc.	7,003
2,750	Ford Motor Co.	34,815
326	Gap, Inc. (The)	8,407
1,304	General Motors Co.	41,128
219	Goodyear Tire & Rubber Co. (The)	6,279
59	Harman International Industries, Inc.	4,876
189	Kohl’s Corp.	7,860
125	Lennar Corp., Class A	5,850
238	Macy’s, Inc.	8,528
401	News Corp., Class A	5,201
133	Nordstrom, Inc.	5,883
279	PulteGroup, Inc.	5,909
62	PVH Corp.	6,266
753	Staples, Inc.	6,995
267	Target Corp.	20,113
41	Whirlpool Corp.	7,887

		210,161

	Consumer Staples - 8.7%
375	Archer-Daniels-Midland Co.	16,905
528	Kroger Co. (The)	18,052
159	Tyson Foods, Inc., Class A	11,703
896	Wal-Mart Stores, Inc.	65,381

		112,041

	Energy - 5.7%
169	Diamond Offshore Drilling, Inc.	3,840
405	Marathon Petroleum Corp.	15,953
266	Phillips 66	20,232
111	Tesoro Corp.	8,453
473	Transocean Ltd.	5,198
390	Valero Energy Corp.	20,389

		74,065

	Financials - 39.2%
120	Aflac, Inc.	8,674
122	Allstate Corp. (The)	8,336
415	American International Group, Inc.	22,593
8	Assurant, Inc.	664
4,429	Bank of America Corp.	64,176
215	BB&T Corp.	7,927
449	Berkshire Hathaway, Inc., Class B(b)	64,777
236	Capital One Financial Corp.	15,831
127	Chubb Ltd.	15,908
1,402	Citigroup, Inc.	61,422
143	Citizens Financial Group, Inc.	3,193
14	Comerica, Inc.	633
228	Fifth Third Bancorp	4,327
156	Goldman Sachs Group, Inc. (The)	24,774
136	Hartford Financial Services Group, Inc. (The)	5,420
62	Huntington Bancshares, Inc.	589
979	JPMorgan Chase & Co.	62,627

161	KeyCorp	$1,884
19	Legg Mason, Inc.	649
36	Leucadia National Corp.	657
91	Lincoln National Corp.	3,974
94	Loews Corp.	3,885
622	MetLife, Inc.	26,584
906	Morgan Stanley	26,029
48	Navient Corp.	682
40	People’s United Financial, Inc.	606
160	PNC Financial Services Group, Inc. (The)	13,224
73	Principal Financial Group, Inc.	3,404
114	Progressive Corp. (The)	3,706
281	Prudential Financial, Inc.	21,157
383	Regions Financial Corp.	3,512
150	SunTrust Banks, Inc.	6,344
94	Travelers Cos., Inc. (The)	10,925
64	Unum Group	2,138
104	XL Group Ltd. (Ireland)	3,599
22	Zions Bancorporation	613

		505,443

	Health Care - 10.9%
137	Aetna, Inc.	15,784
150	AmerisourceBergen Corp.	12,778
154	Anthem, Inc.	20,226
240	Baxter International, Inc.	11,525
193	Cardinal Health, Inc.	16,135
123	Centene Corp.(b)	8,678
267	Express Scripts Holding Co.(b)	20,311
69	Humana, Inc.	11,906
120	McKesson Corp.	23,347

		140,690

	Industrials - 5.3%
371	American Airlines Group, Inc.	13,171
392	Delta Air Lines, Inc.	15,190
114	Fluor Corp.	6,101
107	Jacobs Engineering Group, Inc.(b)	5,727
196	Quanta Services, Inc.(b)	5,018
67	Ryder System, Inc.	4,415
166	Textron, Inc.	6,474
253	United Continental Holdings, Inc.(b)	11,863

		67,959

	Information Technology - 6.2%
113	First Solar, Inc.(b)	5,275
970	Hewlett Packard Enterprise Co.	20,389
1,550	HP, Inc.	21,716
692	Micron Technology, Inc.(b)	9,508
208	Seagate Technology PLC	6,662
178	Western Digital Corp.	8,457
730	Xerox Corp.	7,519

		79,526

	Materials - 3.7%
761	Alcoa, Inc.	8,082
164	CF Industries Holdings, Inc.	4,048
394	Dow Chemical Co. (The)	21,146
270	Mosaic Co. (The)	7,290
176	WestRock Co.	7,552

		48,118

	Telecommunication Services - 1.6%
350	CenturyLink, Inc.	11,004
187	Level 3 Communications, Inc.(b)	9,462

		20,466

	Utilities - 2.4%
500	AES Corp. (The)	6,175
415	Exelon Corp.	15,471

Schedule of Investments(a)

247	FirstEnergy Corp.	$8,625

		30,271

	Total Common Stocks (Cost $1,294,218)	1,288,740

	Money Market Fund - 0.0%
424	Invesco Premier Portfolio - Institutional Class, 0.36%(c)
	(Cost $424)	424

	Total Investments (Cost $1,294,642)(d) - 100.0%	1,289,164
	Other assets less liabilities - (0.0)%	(469)

	Net Assets - 100.0%	$1,288,695

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $5,478, which consisted of aggregate gross unrealized appreciation of $57,529 and aggregate gross unrealized depreciation of $63,007.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.6%
	Brazil - 2.7%
237,007	Ambev SA	$1,378,459
72,136	BRF SA	1,211,789
115,690	Engie Brasil Energia SA	1,510,727
195,032	Transmissora Alianca de Energia Eletrica SA	1,562,718
62,814	Ultrapar Participacoes SA	1,438,791

		7,102,484

	Chile - 5.9%
21,857,905	Banco de Chile	2,423,423
35,761	Banco de Credito e Inversiones	1,589,942
34,214,773	Banco Santander Chile	1,758,425
418,723	Cencosud SA	1,192,128
1,829,890	Empresa Nacional de Electricidad SA	1,669,289
588,912	Empresas CMPC SA	1,235,225
161,733	Empresas COPEC SA	1,460,110
7,140,546	Enersis Americas SA	1,246,617
225,471	S.A.C.I. Falabella	1,654,956
593,304	Sonda SA	1,090,390

		15,320,505

	China - 3.9%
3,270,574	Agricultural Bank of China Ltd., H-Shares	1,201,185
2,596,120	Bank of China Ltd., H-Shares	1,067,226
1,902,508	China CITIC Bank Corp. Ltd., H-Shares	1,201,333
1,791,608	China Construction Bank Corp., H-Shares	1,200,570
100,695	China Mobile Ltd.	1,241,178
693,362	CITIC Ltd.	1,047,198
115,680	Hengan International Group Co. Ltd.	971,957
2,052,242	Industrial & Commercial Bank of China Ltd., H-Shares	1,161,005
45,222	Tencent Holdings Ltd.	1,086,850

		10,178,502

	Colombia - 0.8%
120,191	Bancolombia SA (Preference Shares)	1,026,343
87,275	Grupo de Inversiones Suramericana SA	1,085,876

		2,112,219

	Czech Republic - 0.9%
60,839	CEZ AS	1,148,264
30,068	Komercni banka AS	1,181,976

		2,330,240

	Hungary - 1.5%
21,876	MOL Hungarian Oil & Gas PLC, Class A	1,372,090
46,372	OTP Bank PLC	1,129,725
62,967	Richter Gedeon Nyrt	1,331,171

		3,832,986

	India - 1.8%
19,081	HDFC Bank Ltd. ADR	1,321,741
55,589	Infosys Ltd. ADR	913,327
36,792	Reliance Industries Ltd. GDR(a)	1,109,279
109,420	Wipro Ltd. ADR	1,240,823

		4,585,170

	Indonesia - 1.0%
1,243,741	PT Bank Central Asia Tbk	$1,372,070
4,102,272	PT Telekomunikasi Indonesia Persero Tbk	1,324,778

		2,696,848

	Malaysia - 14.6%
1,023,454	AMMB Holdings Bhd	1,081,158
971,072	Axiata Group Bhd	1,357,425
88,107	British American Tobacco Malaysia Bhd	1,068,410
1,292,300	Cahya Mata Sarawak Bhd	1,142,926
990,195	CIMB Group Holdings Bhd	1,067,917
1,295,263	DiGi.Com Bhd	1,578,308
979,589	Gamuda Bhd	1,159,961
1,009,813	Genting Malaysia Bhd	1,064,267
707,913	Hap Seng Consolidated Bhd	1,347,826
697,856	Hong Leong Bank Bhd	2,249,323
1,252,447	IHH Healthcare Bhd	2,012,284
1,666,207	IJM Corp. Bhd	1,387,653
1,067,559	IOI Corp. Bhd	1,109,391
304,578	Kuala Lumpur Kepong Bhd	1,729,970
914,892	Malayan Banking Bhd	1,802,588
944,774	Maxis Bhd	1,397,258
689,105	MISC Bhd	1,271,387
753,745	Petronas Chemicals Group Bhd	1,212,880
316,203	Petronas Dagangan Bhd	1,806,874
356,206	Petronas Gas Bhd	1,940,953
611,624	Public Bank Bhd	2,930,025
576,883	Sime Darby Bhd	1,051,584
1,317,933	Telekom Malaysia Bhd	2,211,395
521,372	Tenaga Nasional Bhd	1,841,869
3,550,600	YTL Corp. Bhd	1,456,701

		38,280,333

	Mexico - 10.6%
709,104	Alfa SAB de CV, Class A	1,161,482
1,706,390	America Movil SAB de CV, Series L	981,754
216,702	Arca Continental SAB de CV	1,394,928
198,840	Coca-Cola Femsa SAB de CV, Series L	1,564,147
700,038	Fibra Uno Administracion SA de CV REIT	1,428,714
169,495	Fomento Economico Mexicano SAB de CV	1,517,487
78,077	Gruma SAB de CV, Class B	1,123,729
125,177	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,232,412
93,302	Grupo Aeroportuario del Sureste SAB de CV, Series B	1,434,879
446,719	Grupo Bimbo SAB de CV, Series A	1,332,522
71,904	Grupo Elektra SAB de CV	1,063,051
233,316	Grupo Financiero Banorte SAB de CV, Class O	1,278,729
687,368	Grupo Financiero Inbursa SAB de CV, Class O	1,105,336
649,045	Grupo Financiero Santander Mexico SAB de CV, Series B	1,183,310
484,479	Grupo Lala SAB de CV	1,053,162
517,239	Grupo Mexico SAB de CV, Series B	1,249,153
235,346	Grupo Televisa SAB, Series CPO(b)	1,250,163
329,369	Infraestructura Energetica Nova SAB de CV	1,331,416
563,516	Kimberly-Clark de Mexico SAB de CV, Class A	1,275,499
549,642	Mexichem SAB de CV	1,198,627
115,871	Promotora y Operadora de Infraestructura SAB de CV	1,352,228
515,246	Wal-Mart de Mexico SAB de CV	1,178,341

		27,691,069

Schedule of Investments

	Netherlands - 0.5%
196,002	Steinhoff International Holdings NV	$1,240,936

	Philippines - 5.2%
763,795	Aboitiz Equity Ventures, Inc.	1,264,615
60,733	Ayala Corp.	1,121,582
725,431	Bank of the Philippine Islands	1,478,272
537,305	BDO Unibank, Inc.	1,291,083
37,880	GT Capital Holdings, Inc.	1,238,276
266,516	Jollibee Foods Corp.	1,442,615
7,978,633	Metro Pacific Investments Corp.	1,270,213
573,738	Metropolitan Bank & Trust Co.	1,156,367
1,142,174	Puregold Price Club, Inc.	1,163,752
77,476	SM Investments Corp.	1,133,113
254,687	Universal Robina Corp.	1,083,406

		13,643,294

	Poland - 1.8%
26,408	Bank Pekao SA	836,310
699,080	Orange Polska SA	967,404
56,769	Polski Koncern Naftowy Orlen SA	910,199
159,069	Powszechna Kasa Oszczednosci Bank Polski SA(c)	971,975
130,540	Powszechny Zaklad Ubezpieczen SA	945,116

		4,631,004

	Qatar - 1.4%
37,923	Industries Qatar QSC	1,112,212
115,580	Masraf Al Rayan QSC	1,142,613
35,173	Qatar National Bank SAQ	1,477,796

		3,732,621

	Russia - 0.4%
76,666	PhosAgro PJSC GDR(a)	1,057,991

	South Africa - 3.3%
653,855	Growthpoint Properties Ltd. REIT	1,242,810
461,003	Life Healthcare Group Holdings Ltd.	1,255,346
56,370	Mondi Ltd.	1,143,299
207,576	Pick n Pay Stores Ltd.	1,171,817
117,661	Resilient REIT Ltd. REIT	1,145,801
76,989	SPAR Group Ltd. (The)	1,150,031
124,864	Vodacom Group Ltd.	1,449,496

		8,558,600

	South Korea - 7.5%
155,520	DGB Financial Group, Inc.	1,250,935
7,111	E-Mart, Inc.	1,037,940
24,582	GS Holdings Corp.	1,055,568
51,907	Hankook Tire Worldwide Co. Ltd.	956,907
201,436	Hanwha Life Insurance Co. Ltd.	1,037,616
9,901	Hyundai Home Shopping Network Corp.	1,073,938
106,375	Industrial Bank of Korea	1,125,335
41,103	KB Financial Group, Inc.	1,291,636
23,419	Korea Electric Power Corp.	1,281,600
2,517	Korea Zinc Co. Ltd.	1,143,733
57,111	KT Corp. ADR	871,514
50,413	KT Corp.	1,428,927
948	Samsung Electronics Co. Ltd.	1,302,479
4,164	Samsung Fire & Marine Insurance Co. Ltd.	990,676
34,537	Shinhan Financial Group Co. Ltd.	1,231,758
6,404	SK Telecom Co. Ltd.	1,314,931
145,438	Woori Bank	1,311,364

		19,706,857

	Taiwan - 20.2%
345,000	Aerospace Industrial Development Corp.	472,277
1,516,707	Asia Cement Corp.	1,387,333
118,838	Asustek Computer, Inc.	1,033,034
881,442	Cathay Financial Holding Co. Ltd.	989,872

581,435	Cheng Shin Rubber Industry Co. Ltd.	$1,213,031
421,711	Chicony Electronics Co. Ltd.	1,042,289
4,583,472	China Development Financial Holding Corp.	1,114,173
1,806,140	China Steel Corp.	1,247,545
775,222	Chunghwa Telecom Co. Ltd.	2,756,248
2,313,309	CTBC Financial Holding Co. Ltd.	1,275,389
2,358,984	E.Sun Financial Holding Co. Ltd.	1,315,350
1,745,432	Far Eastern New Century Corp.	1,361,440
751,993	Far EasTone Telecommunications Co. Ltd.	1,726,689
4,278,871	First Financial Holding Co. Ltd.	2,372,459
453,095	Formosa Chemicals & Fibre Corp.	1,179,469
417,235	Formosa Petrochemical Corp.	1,186,760
530,146	Formosa Plastics Corp.	1,292,026
902,875	Fubon Financial Holding Co. Ltd.	1,121,417
527,468	Hon Hai Precision Industry Co. Ltd.	1,452,384
3,376,671	Hua Nan Financial Holdings Co. Ltd.	1,840,494
1,937,777	Mega Financial Holding Co. Ltd.	1,517,540
621,930	Nan Ya Plastics Corp.	1,176,724
160,353	President Chain Store Corp.	1,300,988
629,016	Quanta Computer, Inc.	1,278,800
5,886,718	Shin Kong Financial Holding Co. Ltd.	1,194,936
307,414	Simplo Technology Co. Ltd.	1,083,359
4,047,338	SinoPac Financial Holdings Co. Ltd.	1,305,879
459,318	Standard Foods Corp.	1,140,993
1,100,919	Synnex Technology International Corp.	1,300,149
3,242,986	Taishin Financial Holding Co. Ltd.	1,300,323
1,089,681	Taiwan Cement Corp.	1,157,165
4,316,999	Taiwan Cooperative Financial Holding Co. Ltd.	2,021,713
932,000	Taiwan Fertilizer Co. Ltd.	1,299,189
538,162	Taiwan Mobile Co. Ltd.	1,854,394
237,397	Taiwan Semiconductor Manufacturing Co. Ltd.	1,282,805
670,181	Uni-President Enterprises Corp.	1,368,787
2,937,451	United Microelectronics Corp.	1,094,999
1,124,323	WPG Holdings Ltd.	1,429,926
3,389,472	Yuanta Financial Holding Co. Ltd.	1,189,177

		52,677,525

	Thailand - 10.6%
109,780	Airports of Thailand PCL NVDR	1,244,993
1,251,234	Bangchak Petroleum PCL (The) NVDR	1,203,455
1,652,993	Bangkok Airways Co. Ltd. NVDR	1,077,317
294,397	Bangkok Bank PCL NVDR	1,441,134
2,287,440	Bangkok Dusit Medical Services PCL NVDR	1,477,674
6,035,533	BTS Group Holdings PCL NVDR	1,628,883
721,137	Central Pattana PCL NVDR	1,190,507
1,491,187	CH Karnchang PCL NVDR	1,444,949
833,232	CP ALL PCL NVDR	1,238,006
331,553	Electricity Generating PCL NVDR	1,894,317
1,376,348	Global Power Synergy Co. Ltd. NVDR	1,551,009
4,247,052	Home Product Center PCL NVDR	1,231,560
226,046	Kasikornbank PCL NVDR	1,281,771
2,391,988	Krung Thai Bank PCL NVDR	1,194,964
4,358,731	Land & Houses PCL NVDR	1,276,459
1,466,814	Pruksa Real Estate PCL NVDR	1,158,122
597,669	Robinson Department Store PCL NVDR	1,132,534
96,972	Siam Cement PCL (The) NVDR	1,419,917
271,098	Siam Commercial Bank PCL (The) NVDR	1,233,679
1,857,921	Thai Beverage PCL	1,431,724
16,402,812	TMB Bank PCL NVDR	1,064,322

		27,817,296

	Turkey - 4.1%
60,814	BIM Birlesik Magazalar AS	1,122,664
799,447	Enka Insaat ve Sanayi AS	1,176,385

Schedule of Investments

83,254	Ford Otomotiv Sanayi AS	$906,003
337,385	Haci Omer Sabanci Holding AS	1,005,334
255,936	KOC Holding AS	1,095,591
825,979	Petkim Petrokimya Holding AS	1,190,565
45,736	Tupras Turkiye Petrol Rafinerileri AS	976,621
529,253	Turk Telekomunikasyon AS	1,069,073
307,796	Turkcell Iletisim Hizmetleri AS(c)	1,066,424
652,512	Turkiye Is Bankasi AS, Class C	1,003,814

		10,612,474

	United Arab Emirates - 0.9%
776,663	Dubai Islamic Bank PJSC	1,143,924
210,100	Emirates Telecommunications Group Co. PJSC	1,143,993

		2,287,917

	Total Common Stocks and Other Equity Interests (Cost $260,983,967)	260,096,871

	Money Market Fund - 0.1%
256,371	Invesco Premier Portfolio - Institutional Class, 0.36%(d)
	(Cost $256,371)	256,371

	Total Investments (Cost $261,240,338)(e) - 99.7%	260,353,242
	Other assets less liabilities - 0.3%	895,523

	Net Assets - 100.0%	$261,248,765

Investment Abbreviations:

ADR - American Depositary Receipt

CPO - Certificate of Ordinary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $2,167,270, which represented less than 1% of the Fund’s Net Assets.
(b)	Each CPO represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $263,263,064. The net unrealized depreciation was $2,909,822, which consisted of aggregate gross unrealized appreciation of $11,816,350 and aggregate gross unrealized depreciation of $14,726,172.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Brazil - 8.7%
6,000	Ambev SA	$34,897
700	Banco Santander Brasil SA	4,413
2,700	BM&FBOVESPA SA	15,946
500	Centrais Eletricas Brasileiras SA (Preference Shares), Class B(a)	3,446
800	Cia de Saneamento Basico do Estado de Sao Paulo	7,623
1,100	Embraer SA	5,047
500	Fibria Celulose SA	3,061
600	Hypermarcas SA	5,095
2,100	Klabin SA	11,038
960	Lojas Americanas SA (Preference Shares)	5,687
1,100	Lojas Renner SA	9,277
600	Raia Drogasil SA	12,303
1,200	Suzano Papel E Celulose SA (Preference Shares), Class A	3,683
700	Ultrapar Participacoes SA	16,034

		137,550

	Chile - 1.2%
55,497	Banco de Chile	6,153
1,784	S.A.C.I. Falabella	13,095

		19,248

	China - 7.8%
34	58.com, Inc., Class A ADR(a)	1,768
2,000	ANTA Sports Products Ltd.	4,454
10,000	China Evergrande Group	6,301
18,000	China Huishan Dairy Holdings Co. Ltd.	7,075
2,000	China Resources Beer Holdings Co. Ltd.	3,871
792	Ctrip.com International Ltd. ADR(a)	34,587
148	NetEase, Inc. ADR	30,232
413	New Oriental Education & Technology Group, Inc. ADR	18,197
1,000	Shenzhou International Group Holdings Ltd.	5,271
86	SINA Corp.(a)	4,634
6,519	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	3,175
2,000	TravelSky Technology Ltd., H-Shares	3,830

		123,395

	Hungary - 2.2%
139	MOL Hungarian Oil & Gas PLC, Class A	8,718
689	OTP Bank PLC	16,786
420	Richter Gedeon Nyrt	8,879

		34,383

	India - 8.9%
2,676	Infosys Ltd. ADR	43,967
2,249	PowerShares India Portfolio(b)	46,599
1,646	Reliance Industries Ltd. GDR(c)	49,627

		140,193

	Indonesia - 2.0%
4,100	PT AKR Corporindo Tbk	2,113

91,300	PT Telekomunikasi Indonesia Persero Tbk	$29,484

		31,597

	Malaysia - 1.5%
5,500	IHH Healthcare Bhd	8,837
600	Kossan Rubber Industries Bhd	982
1,800	MISC Bhd	3,321
5,300	Petronas Chemicals Group Bhd	8,528
2,300	Top Glove Corp. Bhd	2,424

		24,092

	Mexico - 12.5%
6,600	Alfa SAB de CV, Class A	10,810
700	Arca Continental SAB de CV	4,506
6,100	Fomento Economico Mexicano SAB de CV	54,613
660	Gruma SAB de CV, Class B	9,499
1,000	Grupo Aeroportuario del Pacifico SAB de CV, Class B	9,845
465	Grupo Aeroportuario del Sureste SAB de CV, Series B	7,151
3,100	Grupo Bimbo SAB de CV, Series A	9,247
5,500	Grupo Financiero Banorte SAB de CV, Class O	30,144
1,500	Grupo Lala SAB de CV	3,261
4,800	Kimberly-Clark de Mexico SAB de CV, Class A	10,865
425	Promotora y Operadora de Infraestructura SAB de CV	4,960
18,800	Wal-Mart de Mexico SAB de CV	42,995

		197,896

	Netherlands - 2.9%
7,164	Steinhoff International Holdings NV	45,357

	Philippines - 0.6%
16,600	SM Prime Holdings, Inc.	10,289

	Poland - 0.9%
182	Eurocash SA	2,444
473	Polski Koncern Naftowy Orlen SA	7,584
2,612	Polskie Gornictwo Naftowe i Gazownictwo SA	3,628

		13,656

	Russia - 7.6%
169	Novatek OJSC GDR(c)	16,866
7,259	Sberbank of Russia PJSC ADR	63,160
3,446	Surgutneftegas OJSC ADR	16,093
415	Tatneft PJSC ADR	11,724
3,485	VTB Bank PJSC GDR(c)	6,904
259	X5 Retail Group NV GDR(a)(c)	5,646

		120,393

	South Africa - 10.3%
451	Bidvest Group Ltd. (The)	5,189
1,036	Brait SE(a)	9,323
108	Capitec Bank Holdings Ltd.	4,795
533	Discovery Ltd.	4,806
341	Investec Ltd.	2,058
227	Mondi Ltd.	4,604
643	Naspers Ltd., Class N	101,104
191	PSG Group Ltd.	2,731
776	Resilient REIT Ltd. REIT	7,557
586	Truworths International Ltd.	3,773
840	Vodacom Group Ltd.	9,751
1,052	Woolworths Holdings Ltd.	6,786

		162,477

	South Korea - 22.7%
70	Amorepacific Corp.	24,247
40	AMOREPACIFIC Group	5,160

Schedule of Investments

37	BGF Retail Co. Ltd.	$6,590
347	Celltrion, Inc.(a)	32,248
40	CJ CGV Co. Ltd.	3,275
13	CJ CheilJedang Corp.	4,567
35	CJ Corp.	6,265
70	CJ E&M Corp.	4,443
14	Cosmax, Inc.	1,812
49	Daelim Industrial Co. Ltd.	3,675
72	Dongbu Insurance Co. Ltd.	4,082
83	Dongsuh Cos., Inc.	2,416
11	Green Cross Corp.	1,719
104	Green Cross Holdings Corp.	3,185
92	GS Holdings Corp.	3,951
96	GS Retail Co. Ltd.	4,319
12	Hana Tour Service, Inc.	772
18	Hanmi Pharm Co. Ltd.	9,818
99	Hanmi Science Co. Ltd.	12,727
44	Hansae Co. Ltd.	1,210
29	Hanssem Co. Ltd.	4,453
317	Hanwha Chemical Corp.	7,231
89	Hanwha Corp.	2,829
68	Hanwha Techwin Co. Ltd.	3,284
65	Hite Jinro Co. Ltd.	1,306
45	Hyosung Corp.	5,584
95	Hyundai Greenfood Co. Ltd.	1,573
109	Hyundai Marine & Fire Insurance Co. Ltd.	2,948
205	Kangwon Land, Inc.	7,503
28	KEPCO Plant Service & Engineering Co. Ltd.	1,715
100	Korea Aerospace Industries Ltd.	7,195
459	Korea Electric Power Corp.	25,119
32	Korea Kolmar Co. Ltd.	2,711
273	KT&G Corp.	29,490
93	LG Chem Ltd.	20,216
212	LG Corp.	12,018
21	LG Household & Health Care Ltd.	18,897
13	Loen Entertainment, Inc.(a)	939
34	Lotte Chemical Corp.	9,212
1	Lotte Chilsung Beverage Co. Ltd.	1,473
20	Lotte Confectionery Co. Ltd.	3,383
7	Medy-Tox, Inc.	2,710
13	Nongshim Co. Ltd.	3,905
9	Ottogi Corp.	6,275
36	S-1 Corp.	3,262
5	Samlip General Foods Co. Ltd.	857
13	Samyang Corp.	1,398
10	Shinsegae Co. Ltd.	1,625
125	SK Innovation Co. Ltd.	16,292
70	S-Oil Corp.	4,781
47	ViroMed Co. Ltd.(a)	5,341
23	Yuhan Corp.	6,283

		358,289

	Taiwan - 5.5%
9,000	Chunghwa Telecom Co. Ltd.	31,999
1,120	Feng Tay Enterprise Co. Ltd.	5,052
3,000	Formosa Petrochemical Corp.	8,533
1,000	Makalot Industrial Co. Ltd.	5,169
1,000	Micro-Star International Co. Ltd.	2,180
2,000	Powertech Technology, Inc.	5,087
2,000	Tong Yang Industry Co. Ltd.	3,596
1,000	Tty Biopharm Co. Ltd.	3,414
9,000	Uni-President Enterprises Corp.	18,382
1,000	Win Semiconductors Corp.	1,833
1,000	Wistron NeWeb Corp.	2,669

		87,914

	Thailand - 1.6%
700	Airports of Thailand PCL NVDR	$7,939
1,300	Bangkok Airways Co. Ltd. NVDR	847
7,200	Bangkok Dusit Medical Services PCL NVDR	4,651
800	Bumrungrad Hospital PCL NVDR	4,226
600	Central Plaza Hotel PCL NVDR	711
15,900	IRPC PCL NVDR	2,264
1,500	Thai Oil PCL NVDR	2,616
2,100	Tipco Asphalt PCL NVDR	1,598

		24,852

	Turkey - 0.7%
380	Aselsan Elektronik Sanayi Ve Ticaret AS	1,201
1,525	Petkim Petrokimya Holding AS	2,198
238	Tofas Turk Otomobil Fabrikasi AS	1,878
288	Tupras Turkiye Petrol Rafinerileri AS	6,150

		11,427

	United Arab Emirates - 2.2%
2,942	Damac Properties Dubai Co. PJSC	1,874
6,007	Emirates Telecommunications Group Co. PJSC	32,708

		34,582

	Total Common Stocks and Other Equity Interests (Cost $1,516,705)	1,577,590

	Money Market Fund - 0.0%
245	Invesco Premier Portfolio - Institutional Class, 0.36%(d)
	(Cost $245)	245

	Total Investments (Cost $1,516,950)(e) - 99.8%	1,577,835
	Other assets less liabilities - 0.2%	3,101

	Net Assets - 100.0%	$1,580,936

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares India Portfolio, and therefore PowerShares India Portfolio is considered to be affiliated with the Fund.

The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended July 31, 2016.

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
PowerShares India Portfolio	$—	$42,409	$—	$4,190	$—	$46,599	$158

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $79,043, which represented 5.00% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,525,133. The net unrealized appreciation was $52,702, which consisted of aggregate gross unrealized appreciation of $122,908 and aggregate gross unrealized depreciation of $70,206.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 12.9%
126,176	AGL Energy Ltd.	$1,973,623
123,908	Amcor Ltd.	1,414,528
364,220	AMP Ltd.	1,608,355
231,060	APA Group	1,705,242
51,009	ASX Ltd.	1,926,839
1,369,412	AusNet Services	1,842,254
160,238	Brambles Ltd.	1,638,060
256,649	Coca-Cola Amatil Ltd.	1,798,509
25,917	Commonwealth Bank of Australia	1,523,657
20,487	CSL Ltd.	1,837,395
231,696	Dexus Property Group REIT	1,720,502
287,588	Goodman Group REIT	1,648,103
421,182	GPT Group (The) REIT	1,795,870
1,109,304	Mirvac Group REIT	1,854,878
28,712	Ramsay Health Care Ltd.	1,719,399
536,889	Scentre Group REIT	2,162,731
534,895	Stockland REIT	2,048,996
158,931	Suncorp Group Ltd.	1,622,284
298,597	Sydney Airport	1,715,732
537,142	Tatts Group Ltd.	1,686,092
442,271	Telstra Corp. Ltd.	1,939,574
215,456	Transurban Group	2,056,792
654,293	Vicinity Centres REIT	1,720,642
57,156	Wesfarmers Ltd.	1,864,940
212,173	Westfield Corp. REIT	1,722,279

		44,547,276

	Austria - 1.0%
78,553	BUWOG AG	1,905,292
43,901	Oesterreichische Post AG	1,532,171

		3,437,463

	Belgium - 3.2%
40,274	Ageas	1,355,371
54,130	bpost SA	1,417,936
30,853	Colruyt SA	1,721,274
20,461	Groupe Bruxelles Lambert SA	1,726,336
44,545	Proximus SADP	1,390,515
15,056	Sofina SA	2,014,473
32,473	Telenet Group Holding NV(a)	1,540,577

		11,166,482

	Canada - 17.1%
15,646	Agrium, Inc.	1,421,764
30,872	Bank of Montreal(b)	1,981,509
32,455	Bank of Nova Scotia	1,650,313
50,244	BCE, Inc.	2,409,231
41,697	Brookfield Asset Management, Inc., Class A	1,441,753
125,237	CAE, Inc.	1,672,964
24,056	Canadian Imperial Bank of Commerce	1,829,772
26,960	Canadian National Railway Co.	1,711,191
13,362	Canadian Tire Corp. Ltd., Class A	1,405,723
31,553	CGI Group, Inc., Class A(a)	1,533,794
74,482	CI Financial Corp.(b)	1,524,424

51,173	Emera, Inc.(b)	$1,910,281
124,936	First Capital Realty, Inc.	2,221,744
21,583	George Weston Ltd.	1,919,224
68,893	Great-West Lifeco, Inc.	1,791,466
106,862	H&R Real Estate Investment Trust REIT	1,905,250
53,345	IGM Financial, Inc.	1,486,158
46,782	Industrial Alliance Insurance and Financial Services, Inc.	1,524,662
27,495	Intact Financial Corp.	1,973,281
36,745	Loblaw Cos. Ltd.	2,052,175
50,932	Metro, Inc.	1,854,026
42,264	National Bank of Canada	1,449,042
28,520	Onex Corp.	1,772,590
72,996	Power Corp. of Canada	1,591,968
74,355	Power Financial Corp.	1,721,389
89,881	RioCan Real Estate Investment Trust REIT	1,997,432
46,402	Rogers Communications, Inc., Class B	2,052,071
29,974	Royal Bank of Canada	1,829,401
52,260	Saputo, Inc.	1,572,148
90,423	Shaw Communications, Inc., Class B	1,836,127
45,738	Sun Life Financial, Inc.	1,508,875
64,257	TELUS Corp.	2,152,823
45,354	Toronto-Dominion Bank (The)	1,978,597

		58,683,168

	Denmark - 0.5%
43,495	ISS A/S	1,677,952

	Finland - 0.4%
32,734	Sampo Oyj, Class A	1,356,940

	France - 2.3%
14,502	Aeroports de Paris	1,542,549
72,253	Bureau Veritas SA	1,569,885
21,658	Danone SA	1,668,210
19,121	Dassault Systemes	1,579,493
20,625	Vinci SA	1,565,809

		7,925,946

	Germany - 2.6%
15,617	Beiersdorf AG	1,466,778
41,827	MAN SE	4,386,378
9,600	Muenchener Rueckversicherungs-Gesellschaft AG	1,601,692
18,498	SAP SE	1,621,942

		9,076,790

	Hong Kong - 8.7%
195,318	Cheung Kong Infrastructure Holdings Ltd.	1,726,662
133,253	CK Hutchison Holdings Ltd.	1,559,207
250,825	CLP Holdings Ltd.	2,611,700
87,240	Hang Seng Bank Ltd.	1,557,064
2,661,471	HK Electric Investments & HK Electric Investments Ltd.(c)	2,548,306
1,248,163	HKT Trust & HKT Ltd.	1,971,982
1,092,920	Hong Kong & China Gas Co. Ltd.	2,028,112
392,869	Hysan Development Co. Ltd.	1,807,412
288,440	Link REIT	2,152,163
358,235	MTR Corp. Ltd.	2,026,626
2,184,272	PCCW Ltd.	1,590,363
169,978	Power Assets Holdings Ltd.	1,663,648
121,031	Sun Hung Kai Properties Ltd.	1,731,254
146,739	Swire Pacific Ltd., Class A	1,752,937
553,298	Swire Properties Ltd.	1,540,118
138,866	VTech Holdings Ltd.	1,509,462

		29,777,016

	Ireland - 0.9%
75,719	Glanbia PLC	1,458,489

Schedule of Investments

19,285	Kerry Group PLC, Class A	$1,650,836

		3,109,325

	Israel - 3.4%
34,483	Azrieli Group Ltd.	1,513,619
376,850	Bank Hapoalim BM	1,916,186
467,954	Bank Leumi Le-Israel BM(a)	1,682,051
18,511	Check Point Software Technologies Ltd.(a)	1,423,126
15,788	Elbit Systems Ltd.	1,589,819
994,901	Israel Discount Bank Ltd., Class A(a)(b)	1,712,898
152,022	Mizrahi Tefahot Bank Ltd.	1,843,936

		11,681,635

	Italy - 0.9%
265,722	Snam SpA	1,537,719
289,623	Terna-Rete Elettrica Nationale SpA	1,577,252

		3,114,971

	Japan - 2.9%
611	Advance Residence Investment Corp. REIT	1,696,742
1,273	GLP J-REIT REIT	1,617,257
63,269	Kagome Co. Ltd.	1,723,638
61,026	McDonald’s Holdings Co. Japan Ltd.(b)	1,866,776
762	Mori Trust Sogo REIT, Inc. REIT	1,410,464
986	ORIX JREIT Inc. REIT	1,813,543

		10,128,420

	Netherlands - 1.8%
53,449	Grandvision NV(c)	1,455,086
18,018	Heineken Holding NV, Class A	1,510,342
56,275	Koninklijke Philips NV	1,502,128
36,956	Wolters Kluwer NV	1,554,893

		6,022,449

	New Zealand - 3.7%
360,822	Auckland International Airport Ltd.	1,920,459
509,287	Contact Energy Ltd.	1,983,408
226,237	Fisher & Paykel Healthcare Corp. Ltd.	1,713,202
260,328	Fletcher Building Ltd.	1,819,283
701,564	Mercury NZ Ltd.	1,583,680
310,283	Ryman Healthcare Ltd.	2,132,586
439,857	SKYCITY Entertainment Group Ltd.	1,608,330

		12,760,948

	Norway - 1.0%
84,071	Gjensidige Forsikring ASA	1,420,331
199,979	Orkla ASA	1,859,022

		3,279,353

	Singapore - 10.9%
920,813	Ascendas Real Estate Investment Trust REIT	1,679,690
1,652,971	CapitaLand Commercial Trust Ltd. REIT	1,852,223
635,598	CapitaLand Ltd.	1,500,146
1,198,458	CapitaLand Mall Trust REIT	1,909,538
819,812	ComfortDelGro Corp. Ltd.	1,721,294
141,235	DBS Group Holdings Ltd.	1,620,454
821,889	M1 Ltd.	1,603,268
2,223,691	Mapletree Greater China Commercial Trust REIT(c)	1,779,814
2,646,117	Mapletree Logistics Trust REIT	2,078,515
270,408	Oversea-Chinese Banking Corp. Ltd.	1,731,449
501,309	SATS Ltd.	1,631,093
225,026	Singapore Airlines Ltd.	1,839,614
279,687	Singapore Exchange Ltd.	1,568,046
1,309,190	Singapore Post Ltd.	1,398,770
750,130	Singapore Press Holdings Ltd.	2,111,154
546,492	Singapore Telecommunications Ltd.	1,700,794
720,946	StarHub Ltd.	2,104,168
1,517,663	Suntec Real Estate Investment Trust REIT	1,887,050
125,652	United Overseas Bank Ltd.	1,702,678
405,921	UOL Group Ltd.	1,743,849

362,573	Venture Corp. Ltd.	$2,402,576

		37,566,183

	Spain - 3.4%
99,026	Abertis Infraestructuras SA	1,558,054
11,362	Aena SA(c)	1,639,017
84,130	Endesa SA	1,768,204
73,606	Ferrovial SA	1,523,969
63,869	Grifols SA	1,400,576
282,243	Iberdrola SA	1,939,475
86,058	Red Electrica Corp. SA	1,971,843

		11,801,138

	Sweden - 0.5%
44,543	Swedish Match AB	1,629,113

	Switzerland - 5.0%
72,291	ABB Ltd.	1,540,892
911	Givaudan SA	1,877,709
13,374	Kuehne + Nagel International AG	1,882,005
25,558	Nestle SA	2,054,795
19,366	Novartis AG	1,609,074
6,022	Roche Holding AG	1,542,185
8,423	Schindler Holding AG-PC	1,620,193
813	SGS SA	1,804,424
19,173	Swiss Re AG	1,613,869
3,527	Swisscom AG	1,741,147

		17,286,293

	United Kingdom - 16.3%
52,574	Admiral Group PLC	1,510,526
35,964	Associated British Foods PLC	1,284,937
104,713	Babcock International Group PLC	1,348,567
239,272	BAE Systems PLC	1,696,419
30,065	British American Tobacco PLC	1,925,811
144,522	British Land Co. PLC (The) REIT	1,287,528
240,700	BT Group PLC	1,320,973
64,222	Bunzl PLC	2,016,578
104,052	Capita PLC	1,326,239
93,160	Compass Group PLC	1,776,168
16,288	DCC PLC	1,458,646
34,927	Derwent London PLC REIT	1,317,909
66,941	Diageo PLC	1,920,645
327,258	Direct Line Insurance Group PLC	1,521,621
80,234	GlaxoSmithKline PLC	1,798,171
202,978	Hammerson PLC REIT	1,502,429
31,805	Imperial Brands PLC	1,682,133
343,919	Intu Properties PLC REIT	1,370,321
271,682	Kingfisher PLC	1,213,075
91,524	Land Securities Group PLC REIT	1,329,390
142,790	National Grid PLC	2,053,177
17,881	Reckitt Benckiser Group PLC	1,738,287
87,564	RELX NV	1,583,831
101,982	RELX PLC	1,943,012
196,152	Royal Mail PLC	1,326,896
159,152	Sage Group PLC (The)	1,505,556
59,682	Severn Trent PLC	1,940,583
123,962	Sky PLC	1,514,999
91,300	Smith & Nephew PLC	1,506,753
76,522	SSE PLC	1,540,230
54,842	Travis Perkins PLC	1,135,894
35,580	Unilever PLC	1,669,210
134,891	United Utilities Group PLC	1,821,394
446,534	Vodafone Group PLC	1,360,918
24,219	Whitbread PLC	1,240,884
66,708	WPP PLC	1,503,889

		55,993,599

Schedule of Investments

	United States - 0.6%
48,594	Thomson Reuters Corp.	$2,049,888

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $331,565,012) - 100.0%	344,072,348

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
5,182,311	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $5,182,311)	5,182,311

	Total Investments (Cost $336,747,323)(f) - 101.5%	349,254,659
	Other assets less liabilities - (1.5)%	(5,187,133)

	Net Assets - 100.0%	$344,067,526

Investment Abbreviations:

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $7,422,223, which represented 2.16% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $339,422,302. The net unrealized appreciation was $9,832,357, which consisted of aggregate gross unrealized appreciation of $22,702,694 and aggregate gross unrealized depreciation of $12,870,337.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Momentum Portfolio (IDMO)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 6.4%
1,504	AGL Energy Ltd.	$23,525
1,421	Aristocrat Leisure Ltd.	17,216
144	CIMIC Group Ltd.	3,200
71	Cochlear Ltd.	7,163
746	CSL Ltd.	66,906
491	Macquarie Group Ltd.	27,761
1,975	Qantas Airways Ltd.	4,743
8,857	Scentre Group REIT	35,678
2,449	Sydney Airport	14,072
637	TPG Telecom Ltd.	6,212
3,602	Transurban Group	34,386

		240,862

	Austria - 0.4%
70	BUWOG AG	1,698
545	Erste Group Bank AG	14,447

		16,145

	Belgium - 0.7%
28	Ackermans & van Haaren NV	3,389
437	Ageas	14,707
114	Colruyt SA	6,360

		24,456

	Canada - 2.6%
623	Alimentation Couche-Tard, Inc., Class B	28,201
58	CCL Industries, Inc., Class B	10,394
39	Constellation Software, Inc.	15,896
181	Dollarama, Inc.	13,400
177	Emera, Inc.	6,607
444	Metro, Inc.	16,162
135	Onex Corp.	8,391

		99,051

	Denmark - 8.6%
152	Carlsberg A/S, Class B	15,094
266	Chr. Hansen Holding A/S	16,740
353	DSV A/S	15,720
123	H. Lundbeck A/S(a)	5,002
188	ISS A/S	7,253
3,113	Novo Nordisk A/S, Class B	177,426
363	Pandora A/S	47,261
612	Vestas Wind Systems A/S	42,729

		327,225

	Finland - 1.1%
271	Amer Sports Oyj	7,691
377	Elisa Oyj	13,676
170	Huhtamaki Oyj	7,469
161	Neste Oyj	6,098
191	Nokian Renkaat Oyj	7,098

		42,032

	France - 5.4%
284	Capgemini SA	27,296
245	Dassault Systemes	20,238
248	Essilor International SA	31,768

266	Thales SA	$24,240
1,053	Veolia Environnement SA	23,385
1,011	Vinci SA	76,753

		203,680

	Germany - 9.6%
566	Adidas AG	92,883
263	Deutsche Boerse AG	22,090
325	Fresenius Medical Care AG & Co. KGaA	29,714
534	Fresenius SE & Co. KGaA	39,883
104	Hannover Rueck SE	10,644
312	ProSiebenSat.1 Media SE	14,266
1,770	SAP SE	155,197

		364,677

	Hong Kong - 0.4%
1,000	Cheung Kong Infrastructure Holdings Ltd.	8,840
5,000	HK Electric Investments & HK Electric Investments Ltd.(b)	4,788

		13,628

	Ireland - 2.4%
274	Glanbia PLC	5,278
722	James Hardie Industries PLC	11,963
236	Kerry Group PLC, Class A	20,202
334	Kingspan Group PLC	7,677
249	Paddy Power Betfair PLC	29,237
213	Ryanair Holdings PLC ADR	15,074

		89,431

	Israel - 0.6%
4,346	Bezeq The Israeli Telecommunication Corp. Ltd.	8,597
54	Elbit Systems Ltd.	5,438
83	Frutarom Industries Ltd.	4,155
84	Nice Ltd.	5,783

		23,973

	Italy - 1.4%
490	Davide Campari-Milano SpA	5,060
451	Finecobank Banca Fineco SpA	2,678
262	Recordati SpA	8,500
3,679	Snam SpA	21,290
3,021	Terna-Rete Elettrica Nationale SpA	16,452

		53,980

	Japan - 36.6%
900	ACOM Co. Ltd.(a)	4,303
1,300	Aeon Co. Ltd.	18,799
700	Ajinomoto Co., Inc.	18,022
500	Alfresa Holdings Corp.	11,065
400	Casio Computer Co. Ltd.	5,765
100	Century Tokyo Leasing Corp.	3,503
200	Coca-Cola West Co. Ltd.	5,546
400	Daicel Corp.	4,543
1,400	Daiichi Sankyo Co. Ltd.	33,619
100	Daito Trust Construction Co. Ltd.	16,773
1,500	Daiwa House Industry Co. Ltd.	42,431
400	Dentsu, Inc.	19,320
500	East Japan Railway Co.	46,275
400	Eisai Co. Ltd.	23,590
100	Ezaki Glico Co. Ltd.	6,011
600	FUJIFILM Holdings Corp.	21,832
400	Haseko Corp.	4,289
100	Hisamitsu Pharmaceutical Co., Inc.	5,679
100	Hitachi Capital Corp.	1,854
100	Hoshizaki Corp.	9,123
300	Iida Group Holdings Co. Ltd.	6,013
100	Ito EN Ltd.	3,703
700	Japan Exchange Group, Inc.	10,041
2,300	Japan Tobacco, Inc.	90,330

Schedule of Investments

2,000	Kajima Corp.	$14,871
200	Kakaku.com, Inc.	4,180
100	Kaken Pharmaceutical Co. Ltd.	6,664
1,000	Kaneka Corp.	7,640
700	Kao Corp.	37,929
3,000	Kintetsu Group Holdings Co. Ltd.	13,026
200	Kobayashi Pharmaceutical Co. Ltd.	9,533
200	Koito Manufacturing Co. Ltd.	9,992
200	Konami Holdings Corp.	7,787
100	Kose Corp.	9,348
400	Kyowa Hakko Kirin Co. Ltd.	7,037
100	Lawson, Inc.	7,718
100	Mabuchi Motor Co. Ltd.	4,606
200	Makita Corp.	14,148
600	Marui Group Co. Ltd.	8,723
100	Maruichi Steel Tube Ltd.	3,718
400	Medipal Holdings Corp.	6,604
300	MEIJI Holdings Co. Ltd.	31,497
2,000	Mitsui Chemicals, Inc.	8,587
100	MonotaRO Co. Ltd.	2,925
1,000	Nagoya Railroad Co. Ltd.	5,640
1,000	Nankai Electric Railway Co. Ltd.	5,562
300	Nexon Co. Ltd.	4,508
200	Nintendo Co. Ltd.	41,967
1,400	Nippon Telegraph & Telephone Corp.	66,677
500	Nisshin Seifun Group, Inc.	8,279
200	Nitori Holdings Co. Ltd.	24,862
200	Nomura Research Institute Ltd.	7,104
200	NTT Data Corp.	9,972
2,300	NTT DoCoMo, Inc.	61,705
1,500	Obayashi Corp.	16,524
100	OBIC Co. Ltd.	5,884
1,000	Ono Pharmaceutical Co. Ltd.	36,132
100	Otsuka Corp.	5,162
300	Park24 Co. Ltd.	10,216
100	Pola Orbis Holdings, Inc.	9,914
100	Rinnai Corp.	9,884
100	Ryohin Keikaku Co. Ltd.	22,374
600	Santen Pharmaceutical Co. Ltd.	10,052
200	SCSK Corp.	8,391
300	Secom Co. Ltd.	22,713
900	Sekisui House Ltd.	15,179
1,200	Seven & i Holdings Co. Ltd.	50,384
1,000	Shimadzu Corp.	14,724
100	Shimano, Inc.	15,856
500	Shionogi & Co. Ltd.	26,101
200	Sohgo Security Services Co. Ltd.	9,953
3,200	Sojitz Corp.	7,775
1,000	Sotetsu Holdings, Inc.	5,474
100	START TODAY Co. Ltd.	4,781
2,000	Sumitomo Chemical Co. Ltd.	8,977
100	Sundrug Co. Ltd.	8,713
200	Suntory Beverage & Food Ltd.	8,733
200	Suzuken Co. Ltd.	6,440
300	Sysmex Corp.	21,018
1,000	Teijin Ltd.	3,796
200	Temp Holdings Co. Ltd.	3,279
500	Terumo Corp.	21,637
1,000	Toho Gas Co. Ltd.	8,850
100	Tokyo Broadcasting System Holdings, Inc.	1,432
2,000	Tokyu Corp.	16,529
1,000	Toppan Printing Co. Ltd.	8,899
300	TOTO Ltd.	12,982
300	Toyo Seikan Group Holdings Ltd.	5,896
200	Toyota Boshoku Corp.	4,658
300	Trend Micro, Inc.	10,948

100	Tsumura & Co.	$2,839
100	Tsuruha Holdings, Inc.	11,416
2,000	Ube Industries Ltd.	3,532
300	West Japan Railway Co.	18,749
1,100	Yamada Denki Co. Ltd.	5,817
400	Yamaha Corp.	11,178
300	Yamazaki Baking Co. Ltd.	8,275

		1,387,304

	Netherlands - 3.3%
92	Grandvision NV(b)	2,505
155	Heineken Holding NV, Class A	12,993
333	Heineken NV	31,443
1,468	Koninklijke Ahold Delhaize NV	35,064
5,967	Koninklijke KPN NV	19,637
196	NN Group NV	5,288
457	Wolters Kluwer NV	19,228

		126,158

	New Zealand - 0.7%
1,962	Auckland International Airport Ltd.	10,443
1,580	Fisher & Paykel Healthcare Corp. Ltd.	11,965
1,030	SKYCITY Entertainment Group Ltd.	3,766

		26,174

	Norway - 0.9%
172	Det Norske Oljeselskap ASA(a)	2,177
540	Marine Harvest ASA	9,206
1,651	Orkla ASA	15,348
119	Salmar ASA	3,708
811	Storebrand ASA(a)	3,078
122	XXL ASA(b)	1,485

		35,002

	Portugal - 0.3%
459	Jeronimo Martins SGPS SA	7,686
361	NOS SGPS SA	2,419

		10,105

	Singapore - 0.1%
1,400	SATS Ltd.	4,555

	Spain - 0.8%
108	Aena SA(b)	15,579
282	EDP Renovaveis SA	2,283
631	Ferrovial SA	13,065

		30,927

	Sweden - 2.1%
1,452	ASSA ABLOY AB, Class B	31,955
108	Axfood AB	1,947
58	L E Lundbergforetagen AB, Class B	3,500
488	Securitas AB, Class B	8,052
1,095	Svenska Cellulosa AB (SCA), Class B	32,657

		78,111

	Switzerland - 5.4%
187	Actelion Ltd.	33,261
14	Givaudan SA	28,856
35	Schindler Holding AG	6,780
65	Schindler Holding AG-PC	12,503
8	SGS SA	17,756
657	Swiss Re AG	55,302
131	Syngenta AG	51,657

		206,115

	United Kingdom - 9.3%
493	Admiral Group PLC	14,165
1,955	Barratt Developments PLC	11,356
315	Berkeley Group Holdings PLC (The)	11,221
12,671	BT Group PLC	69,539
237	DCC PLC	21,224
3,441	Direct Line Insurance Group PLC	15,999

Schedule of Investments

445	Hargreaves Lansdown PLC	$7,675
1,630	Imperial Brands PLC	86,209
950	Inmarsat PLC	9,863
259	Intertek Group PLC	12,465
6,237	ITV PLC	16,231
574	Persimmon PLC	12,857
191	Provident Financial PLC	6,870
2,105	Sage Group PLC (The)	19,913
1,672	Sky PLC	20,434
7,586	Taylor Wimpey PLC	15,581

		351,602

	United States - 0.9%
279	Carnival PLC	13,491
147	Nordic American Tankers Ltd.	1,808
407	Thomson Reuters Corp.	17,169

		32,468

	Total Investments (Cost $3,635,556)(c) - 100.0%	3,787,661
	Other assets less liabilities - 0.0%	766

	Net Assets - 100.0%	$3,788,427

Investment Abbreviations:

ADR - American Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $24,357, which represented less than 1% of the Fund’s Net Assets.
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $3,705,639. The net unrealized appreciation was $82,022, which consisted of aggregate gross unrealized appreciation of $267,292 and aggregate gross unrealized depreciation of $185,270.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 4.9%
150,276	Cheesecake Factory, Inc. (The)	$7,773,777
4,965	NVR, Inc.(b)	8,465,325
33,705	Panera Bread Co., Class A(b)	7,392,181
79,517	Pool Corp.	8,132,999

		31,764,282

	Consumer Staples - 1.3%
228,530	Tootsie Roll Industries, Inc., Class A	8,485,319

	Financials - 50.9%
79,968	Alexandria Real Estate Equities, Inc. REIT	8,980,406
16,734	Alleghany Corp.(b)	9,094,929
159,045	American Campus Communities, Inc. REIT	8,599,563
137,297	American Financial Group, Inc.	10,036,411
169,838	Aspen Insurance Holdings Ltd. (Bermuda)	7,805,754
107,024	Bank of Hawaii Corp.	7,376,094
252,254	Brown & Brown, Inc.	9,247,632
91,649	Camden Property Trust REIT	8,210,834
126,843	CBOE Holdings, Inc.	8,726,798
282,882	Corporate Office Properties Trust REIT	8,475,145
179,646	DCT Industrial Trust, Inc. REIT	9,021,822
216,240	Douglas Emmett, Inc. REIT	8,225,770
314,599	Duke Realty Corp. REIT	9,057,305
138,092	Endurance Specialty Holdings Ltd.	9,339,162
112,390	EPR Properties REIT	9,443,008
271,369	Equity One, Inc. REIT	9,028,447
50,861	Everest Re Group Ltd.	9,613,238
47,611	FactSet Research Systems, Inc.	8,187,188
304,576	First Industrial Realty Trust, Inc. REIT	8,975,855
89,630	Hanover Insurance Group, Inc. (The)	7,380,134
268,371	Healthcare Realty Trust, Inc. REIT	9,704,295
165,695	Highwoods Properties, Inc. REIT	9,232,525
204,366	Liberty Property Trust REIT	8,456,665
148,959	Mercury General Corp.	8,247,860
72,787	Mid-America Apartment Communities, Inc. REIT	7,716,878
171,815	National Retail Properties, Inc. REIT	9,133,685
446,541	Old Republic International Corp.	8,653,965
130,724	Post Properties, Inc. REIT	8,312,739
105,300	Regency Centers Corp. REIT	8,943,129
77,284	Reinsurance Group of America, Inc.	7,670,437
93,158	RenaissanceRe Holdings Ltd. (Bermuda)	10,947,928
66,884	Sovran Self Storage, Inc. REIT	6,846,915
239,850	Tanger Factory Outlet Centers, Inc. REIT	10,011,339
106,808	Taubman Centers, Inc. REIT	8,642,903
298,326	Trustmark Corp.	7,786,309
264,994	Urban Edge Properties REIT	7,925,970
150,154	W.R. Berkley Corp.	8,737,461
211,637	Weingarten Realty Investors REIT	9,140,602

		330,937,100

	Health Care - 3.6%
53,059	Bio-Rad Laboratories, Inc., Class A(b)	7,698,330
196,146	Owens & Minor, Inc.	7,004,374

47,907	Teleflex, Inc.	$8,638,111

		23,340,815

	Industrials - 8.8%
189,051	Copart, Inc.(b)	9,535,732
88,337	Curtiss-Wright Corp.	7,861,110
72,048	Hubbell, Inc.	7,768,936
101,577	IDEX Corp.	9,120,599
51,847	Lennox International, Inc.	8,129,610
96,128	MSC Industrial Direct Co., Inc., Class A	6,904,874
89,252	Toro Co. (The)	8,206,721

		57,527,582

	Information Technology - 7.7%
85,641	ANSYS, Inc.(b)	7,652,880
124,071	Broadridge Financial Solutions, Inc.	8,397,125
82,798	Gartner, Inc.(b)	8,300,499
108,019	Jack Henry & Associates, Inc.	9,640,696
273,414	National Instruments Corp.	7,841,514
149,021	Synopsys, Inc.(b)	8,070,977

		49,903,691

	Materials - 8.7%
107,828	AptarGroup, Inc.	8,429,993
148,014	Bemis Co., Inc.	7,554,635
156,804	RPM International, Inc.	8,508,185
115,841	Scotts Miracle-Gro Co. (The), Class A	8,543,274
108,792	Sensient Technologies Corp.	8,032,113
146,028	Silgan Holdings, Inc.	7,240,068
165,378	Sonoco Products Co.	8,422,702

		56,730,970

	Utilities - 14.1%
263,087	Aqua America, Inc.	9,113,334
117,489	Atmos Energy Corp.	9,374,447
256,800	Great Plains Energy, Inc.	7,647,504
116,505	IDACORP, Inc.	9,419,429
195,471	New Jersey Resources Corp.	7,279,340
129,522	ONE Gas, Inc.	8,413,749
237,079	PNM Resources, Inc.	8,146,035
185,720	UGI Corp.	8,405,687
157,982	Vectren Corp.	8,172,409
139,256	Westar Energy, Inc.	7,738,456
110,286	WGL Holdings, Inc.	7,807,146

		91,517,536

	Total Common Stocks and Other Equity Interests (Cost $587,940,023)	650,207,295

	Money Market Fund - 0.0%
243,597	Invesco Premier Portfolio - Institutional Class, 0.36%(c)
	(Cost $243,597)	243,597

	Total Investments (Cost $588,183,620)(d) - 100.0%	650,450,892
	Other assets less liabilities - 0.0%	146,242

	Net Assets - 100.0%	$650,597,134

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Schedule of Investments(a)

(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $588,993,444. The net unrealized appreciation was $61,457,448, which consisted of aggregate gross unrealized appreciation of $62,822,854 and aggregate gross unrealized depreciation of $1,365,406.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 6.7%
80,169	Bob Evans Farms, Inc.	$2,948,616
53,611	DineEquity, Inc.	4,362,327
51,872	Drew Industries, Inc.	4,751,994
200,794	Haverty Furniture Cos., Inc.	3,700,633
53,118	Monro Muffler Brake, Inc.	3,326,249
210,880	PetMed Express, Inc.	4,371,542
71,611	Popeyes Louisiana Kitchen, Inc.(b)	4,101,878
219,110	Ruth’s Hospitality Group, Inc.	3,499,187
101,627	Scholastic Corp.	4,176,870

		35,239,296

	Consumer Staples - 2.7%
47,316	J & J Snack Foods Corp.	5,754,099
66,245	Universal Corp.	3,928,991
40,497	WD-40 Co.	4,656,345

		14,339,435

	Financials - 53.9%
134,552	Acadia Realty Trust REIT	5,067,228
120,359	Agree Realty Corp. REIT	6,104,608
116,387	American Assets Trust, Inc. REIT	5,339,836
127,115	Ameris Bancorp	4,215,133
69,605	AMERISAFE, Inc.	4,073,981
257,790	Astoria Financial Corp.	3,781,779
482,126	Bank Mutual Corp.	3,683,443
87,685	Banner Corp.	3,659,972
308,271	Boston Private Financial Holdings, Inc.	3,736,245
394,268	Brookline Bancorp, Inc.	4,490,713
464,393	Capstead Mortgage Corp. REIT	4,620,710
180,814	Cardinal Financial Corp.	4,657,769
587,008	Cedar Realty Trust, Inc. REIT	4,719,544
93,066	City Holding Co.	4,346,182
128,920	Columbia Banking System, Inc.	3,908,854
109,730	Community Bank System, Inc.	4,842,385
49,864	CoreSite Realty Corp. REIT	4,115,276
347,915	Cousins Properties, Inc. REIT	3,701,816
231,258	CVB Financial Corp.	3,804,194
255,517	Dime Community Bancshares, Inc.	4,420,444
76,101	EastGroup Properties, Inc. REIT	5,602,556
435,828	First Commonwealth Financial Corp.	4,205,740
210,716	First Financial Bancorp	4,490,358
221,805	First Midwest Bancorp, Inc.	4,141,099
366,554	Franklin Street Properties Corp. REIT	4,699,222
278,902	Getty Realty Corp. REIT	6,336,653
188,139	Government Properties Income Trust REIT	4,488,997
124,204	Horace Mann Educators Corp.	4,245,293
82,734	Independent Bank Corp./MA	4,154,074
63,534	Infinity Property & Casualty Corp.	5,212,329
170,455	Kite Realty Group Trust REIT	5,183,537
437,567	Lexington Realty Trust REIT	4,756,353
102,598	LTC Properties, Inc. REIT	5,492,071
57,182	Navigators Group, Inc. (The)	5,356,238
154,038	NBT Bancorp, Inc.	4,593,413
376,170	Northfield Bancorp, Inc.	5,616,218
369,361	Northwest Bancshares, Inc.	5,507,173
309,627	Old National Bancorp	4,074,691

283,762	Oritani Financial Corp.	$4,602,620
226,224	Parkway Properties, Inc. REIT	3,929,511
129,039	ProAssurance Corp.	6,666,155
242,388	Provident Financial Services, Inc.	4,884,118
50,713	PS Business Parks, Inc. REIT	5,623,565
230,060	Retail Opportunity Investments Corp. REIT	5,252,270
64,226	RLI Corp.	4,378,286
155,752	S&T Bancorp, Inc.	3,970,118
73,666	Safety Insurance Group, Inc.	4,692,524
76,513	Saul Centers, Inc. REIT	5,139,378
111,778	Selective Insurance Group, Inc.	4,377,226
246,147	Sterling Bancorp	4,157,423
109,792	Stewart Information Services Corp.	4,700,196
204,485	Talmer Bancorp, Inc., Class A	4,298,275
62,253	Tompkins Financial Corp.	4,528,283
604,542	TrustCo Bank Corp. NY	4,008,113
67,116	UMB Financial Corp.	3,718,898
106,892	United Bankshares, Inc.	4,093,964
193,596	United Community Banks, Inc.	3,724,787
88,963	United Fire Group, Inc.	3,736,446
69,488	Universal Health Realty Income Trust REIT	4,146,349
222,794	Urstadt Biddle Properties, Inc., Class A REIT	5,503,012
85,112	Westamerica Bancorp.(c)	4,003,668
73,650	Wintrust Financial Corp.	3,888,720

		283,470,032

	Health Care - 2.4%
152,873	Haemonetics Corp.(b)	4,635,109
50,512	Integra LifeSciences Holdings Corp.(b)	4,256,646
194,590	Meridian Bioscience, Inc.	3,767,263

		12,659,018

	Industrials - 15.0%
151,533	ABM Industries, Inc.	5,638,543
99,660	Applied Industrial Technologies, Inc.	4,679,037
116,964	ESCO Technologies, Inc.	4,953,426
87,562	Exponent, Inc.	4,449,025
59,613	G&K Services, Inc., Class A	4,781,559
221,135	Griffon Corp.	3,790,254
123,254	Healthcare Services Group, Inc.	4,783,488
119,748	Hillenbrand, Inc.	3,873,848
119,062	Kaman Corp.	5,138,716
82,656	Matthews International Corp., Class A	4,968,452
129,932	Mueller Industries, Inc.	4,422,885
237,109	Navigant Consulting, Inc.(b)	4,673,418
123,310	Simpson Manufacturing Co., Inc.	5,031,048
44,028	Standex International Corp.	3,909,686
73,333	Tennant Co.	4,699,179
137,325	Tetra Tech, Inc.	4,522,112
38,427	UniFirst Corp.	4,491,348

		78,806,024

	Information Technology - 5.9%
94,068	Cabot Microelectronics Corp.	4,949,858
92,724	Electronics for Imaging, Inc.(b)	4,106,746
106,963	Forrester Research, Inc.	4,377,996
103,952	ManTech International Corp., Class A	4,107,143
117,144	MKS Instruments, Inc.	5,351,138
130,755	Sykes Enterprises, Inc.(b)	4,012,871
151,113	TeleTech Holdings, Inc.	4,312,765

		31,218,517

	Materials - 3.9%
62,006	Deltic Timber Corp.	4,273,454
91,388	H.B. Fuller Co.	4,255,025
75,794	Innospec, Inc.	3,810,164
50,250	Kaiser Aluminum Corp.	4,163,212

Schedule of Investments(a)

56,597	Neenah Paper, Inc.	$4,269,112

		20,770,967

	Telecommunication Services - 0.8%
54,624	Atn International, Inc.	4,015,957

	Utilities - 8.7%
81,995	ALLETE, Inc.	5,235,381
96,605	American States Water Co.	4,173,336
121,159	Avista Corp.	5,270,417
128,558	California Water Service Group	4,336,261
98,505	El Paso Electric Co.	4,696,718
91,144	Northwest Natural Gas Co.	5,918,891
86,632	NorthWestern Corp.	5,262,028
140,910	South Jersey Industries, Inc.	4,492,211
88,496	Spire, Inc.	6,141,622

		45,526,865

	Total Common Stocks and Other Equity Interests (Cost $474,332,278)	526,046,111

	Money Market Fund - 0.0%
235,371	Invesco Premier Portfolio - Institutional Class, 0.36%(d)
	(Cost $235,371)	235,371

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $474,567,649) - 100.0%	526,281,482

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.6%
3,115,792	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $3,115,792)	3,115,792

	Total Investments (Cost $477,683,441)(f) - 100.6%	529,397,274
	Other assets less liabilities - (0.6)%	(3,354,284)

	Net Assets - 100.0%	$526,042,990

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $479,328,307. The net unrealized appreciation was $50,068,967, which consisted of aggregate gross unrealized appreciation of $53,434,672 and aggregate gross unrealized depreciation of $3,365,705.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of July 31, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

All of the securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

PowerShares California AMT-Free Municipal Bond Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares National AMT-Free Municipal Bond Portfolio
PowerShares New York AMT-Free Municipal Bond Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

For the fund listed below, during the nine months ended July 31, 2016, there were transfers from Level 3 to Level 1, due to securities resuming active trading, in the following amounts:

PowerShares Emerging Markets Infrastructure Portfolio	$575,623

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio
Equity Securities	$1,358,592	$—	$—	$1,358,592
Forward Foreign Currency Contracts(a)	—	(5,186)	—	(5,186)

Total Investments	1,358,592	(5,186)	—	1,353,406

PowerShares Europe Currency Hedged Low Volatility Portfolio
Equity Securities	$178,975,390	$—	$—	$178,975,390
Forward Foreign Currency Contracts(a)	—	(999,029)	—	(999,029)

Total Investments	178,975,390	(999,029)	—	177,976,361

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	$23,816,209	$35,332	$0	$23,851,541

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	$943,664,780	$177,402	$0	$943,842,182

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	$168,867,967	$—	$197,802	$169,065,769

PowerShares FTSE RAFI Emerging Markets Portfolio
Equity Securities	$509,308,355	$—	$0	$509,308,355

PowerShares Japan Currency Hedged Low Volatility Portfolio
Equity Securities	$1,222,413	$—	$—	$1,222,413
Forward Foreign Currency Contracts(a)	—	(456)	—	(456)

Total Investments	$1,222,413	$(456)	$—	$1,221,957

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$236,581,513	$—	$236,581,513
Money Market Fund	207,401	—	—	207,401

Total Investments	$207,401	$236,581,513	$—	$236,788,914

PowerShares Build America Bond Portfolio
Municipal Obligations	$—	$927,313,944	$—	$927,313,944
Corporate Debt Securities	—	9,379,435	—	9,379,435
Money Market Fund	46,557,272	—	—	46,557,272

Total Investments	$46,557,272	$936,693,379	$—	$983,250,651

PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$3,452,060,100	$—	$3,452,060,100
Money Market Funds	111,226,214	—	—	111,226,214

Total Investments	$111,226,214	$3,452,060,100	$—	$3,563,286,314

PowerShares Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	$—	$944,426,264	$—	$944,426,264
Money Market Fund	5,659,260	—	—	5,659,260

Total Investments	$5,659,260	$944,426,264	$—	$950,085,524

PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$49,008,247	$—	$49,008,247
Money Market Fund	115,238	—	—	115,238

Total Investments	$115,238	$49,008,247	$—	$49,123,485

PowerShares Global Short Term High Yield Bond Portfolio
Foreign Corporate Debt Securities	$—	$42,188,710	$0	$42,188,710
Foreign Government Debt Securities	—	4,065,107	—	4,065,107
Money Market Fund	1,754,569	—	—	1,754,569

Total Investments	$1,754,569	$46,253,817	$0	$48,008,386

PowerShares International Corporate Bond Portfolio
Foreign Corporate Debt Securities	$—	$169,666,707	$—	$169,666,707
Foreign Government Debt Securities	—	1,027,598	—	1,027,598
Money Market Fund	770,473	—	—	770,473

Total Investments	$770,473	$170,694,305	$—	$171,464,778

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio
Corporate Debt Securities	$—	$17,318,612	$—	$17,318,612
Money Market Fund	139,675	—	—	139,675

Total Investments	$139,675	$17,318,612	$—	$17,458,287

PowerShares Variable Rate Preferred Portfolio
Preferred Stocks	$443,593,487	$—	$—	$443,593,487
Corporate Debt Securities	—	290,548,564	—	290,548,564
Money Market Fund	769,005	—	—	769,005

Total Investments	$444,362,492	$290,548,564	$—	$734,911,056

PowerShares DWA Momentum & Low Volatility Rotation Portfolio
Exchange-Traded Funds	$8,991,833	$—	$—	$8,991,833
U.S. Treasury Bills	—	3,796,865	—	3,796,865
Money Market Fund	6,136	—	—	6,136

Total Investments	$8,997,969	$3,796,865	$—	$12,794,834

PowerShares Senior Loan Portfolio
Variable Rate Senior Loan Interests	$—	$4,156,043,599	$—	$4,156,043,599
Corporate Bonds	—	218,933,800	—	218,933,800
Money Market Fund	497,547,256	—	—	497,547,256

Total Investments	$497,547,256	$4,374,977,399	$—	$4,872,524,655

(a)	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for PowerShares Emerging Markets Infrastructure Portfolio during the nine months ended July 31, 2016:

	Beginning Balance, as of October 31, 2015	Purchases	Sales	Net Realized Gain	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of July 31, 2016
Equity Securities	$1,124,740	$—	$—	$—	$(549,117)	$—	$(575,623)	$—

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for PowerShares S&P Emerging Markets Momentum Portfolio during the nine months ended July 31, 2016:

	Beginning Balance, as of October 31, 2015	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of July 31, 2016
Equity Securities	$41,444	$—	$(29,200)	$(16,981)	$4,737	$—	$—	$—

Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2016:

	Value
	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio		PowerShares Europe Currency Hedged Low Volatility Portfolio		PowerShares Japan Currency Hedged Low Volatility Portfolio
Risk Exposure/Derivative Type	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$2,181	$(7,367)	$—	$(999,029)	$—	$(456)

Effect of Derivative Investments for the nine months ended July 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	PowerShares Europe Currency Hedged Low Volatility Portfolio	PowerShares Japan Currency Hedged Low Volatility Portfolio
	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts
Realized Gain (Loss):
Currency risk	$2,884	$6,157,601	$(189,417)
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	(3,611)	(2,703,520)	(10,808)

Total	$(727)	$3,454,081	$(200,225)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

	Average Notional Value
	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	PowerShares Europe Currency Hedged Low Volatility Portfolio	PowerShares Japan Currency Hedged Low Volatility Portfolio
Forward foreign currency contracts	$3,525,563	$464,395,715	$3,465,721

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
8/2/2016	CIBC World Markets Corp.	DKK	45,000	USD	6,726	$6,766	$(40)
8/2/2016	CIBC World Markets Corp.	EUR	262,000	USD	291,362	292,982	(1,620)
8/2/2016	CIBC World Markets Corp.	GBP	185,000	USD	247,358	245,625	1,733
8/2/2016	CIBC World Markets Corp.	HKD	922,000	USD	118,888	118,815	73
8/2/2016	CIBC World Markets Corp.	JPY	10,727,000	USD	104,647	104,669	(22)
8/2/2016	CIBC World Markets Corp.	NOK	110,000	USD	13,145	13,060	85
8/2/2016	CIBC World Markets Corp.	NZD	67,000	USD	47,650	48,320	(670)
8/2/2016	CIBC World Markets Corp.	SEK	237,000	USD	28,005	27,773	232
8/2/2016	CIBC World Markets Corp.	SGD	211,000	USD	156,725	157,100	(375)
8/3/2016	CIBC World Markets Corp.	AUD	246,000	USD	182,982	186,952	(3,970)
8/3/2016	CIBC World Markets Corp.	CHF	74,000	USD	76,089	76,583	(494)
8/3/2016	CIBC World Markets Corp.	USD	186,972	AUD	246,000	186,952	(20)
8/3/2016	CIBC World Markets Corp.	USD	76,569	CHF	74,000	76,582	13
9/2/2016	CIBC World Markets Corp.	AUD	266,000	USD	201,979	201,940	39
9/2/2016	CIBC World Markets Corp.	CHF	75,000	USD	77,724	77,753	(29)
9/2/2016	CIBC World Markets Corp.	DKK	47,000	USD	7,074	7,075	(1)
9/2/2016	CIBC World Markets Corp.	EUR	273,000	USD	305,640	305,687	(47)
9/2/2016	CIBC World Markets Corp.	GBP	192,000	USD	255,034	255,055	(21)
9/2/2016	CIBC World Markets Corp.	HKD	1,000,000	USD	128,912	128,920	(8)
9/2/2016	CIBC World Markets Corp.	JPY	11,066,000	USD	108,082	108,103	(21)
9/2/2016	CIBC World Markets Corp.	NOK	113,000	USD	13,417	13,417	0
9/2/2016	CIBC World Markets Corp.	NZD	72,000	USD	51,851	51,845	6
9/2/2016	CIBC World Markets Corp.	SEK	247,000	USD	28,987	28,992	(5)
9/2/2016	CIBC World Markets Corp.	SGD	219,000	USD	162,989	163,013	(24)

Total Forward Foreign Currency Contracts - Currency Risk							$(5,186)

Currency Abbreviations:

AUD - Australian Dollar	JPY - Japanese Yen
CHF - Swiss Franc	NOK - Norwegian Krone
DKK - Danish Krone	NZD - New Zealand Dollar
EUR - Euro	SEK - Swedish Krona
GBP - British Pound	SGD - Singapore Dollar
HKD - Hong Kong Dollar	USD - U.S. Dollar

PowerShares Europe Currency Hedged Low Volatility Portfolio

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
8/2/2016	CIBC World Markets Corp.	EUR	44,300,000	USD	49,264,613	$49,538,498	$(273,885)
8/2/2016	CIBC World Markets Corp.	EUR	6,200,000	USD	6,870,294	6,933,153	(62,859)
8/2/2016	CIBC World Markets Corp.	EUR	1,042,000	USD	1,151,806	1,165,217	(13,411)
8/2/2016	Goldman, Sachs & Co.	EUR	1,042,000	USD	1,154,176	1,165,217	(11,041)
8/2/2016	Goldman, Sachs & Co.	EUR	44,317,000	USD	49,286,265	49,557,508	(271,243)
8/2/2016	Goldman, Sachs & Co.	EUR	6,250,000	USD	6,963,844	6,989,066	(25,222)
8/2/2016	RBC Capital Markets LLC	EUR	50,083,000	USD	55,695,301	56,005,341	(310,040)
9/2/2016	CIBC World Markets Corp.	EUR	58,308,000	USD	65,276,681	65,289,400	(12,719)
9/2/2016	Goldman, Sachs & Co.	EUR	51,609,000	USD	57,779,372	57,788,308	(8,936)
9/2/2016	RBC Capital Markets LLC	EUR	50,083,000	USD	56,069,922	56,079,595	(9,673)

Total Forward Foreign Currency Contracts - Currency Risk							$(999,029)

Currency Abbreviations:

EUR - Euro

USD - U.S. Dollar

PowerShares Japan Currency Hedged Low Volatility Portfolio

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
8/2/2016	CIBC World Markets Corp.	JPY	121,700,000	USD	1,187,236	$1,187,491	$(255)
9/2/2016	CIBC World Markets Corp.	JPY	125,000,000	USD	1,220,918	1,221,119	(201)

Total Forward Foreign Currency Contracts - Currency Risk							$(456)

Currency Abbreviations:

JPY - Japanese Yen

USD - U.S. Dollar

Item 2. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             PowerShares Exchange-Traded Fund Trust II

By (Signature and Title)        /s/ Daniel E. Draper

                                                Daniel E. Draper

                                                President

Date        9/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Daniel E. Draper

                                                Daniel E. Draper

                                                President

Date        9/28/2016

By (Signature and Title)        /s/ Steven Hill

                                                Steven Hill

                                                Treasurer

Date        9/28/2016